UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

●	PIMCO All Asset Portfolio Administrative Class

●	PIMCO All Asset Portfolio Advisor Class

●	PIMCO All Asset Portfolio Class M

●	PIMCO All Asset Portfolio Institutional Class

●	PIMCO Balanced Allocation Portfolio Administrative Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Class M

●	PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class

●	PIMCO Dynamic Bond Portfolio Administrative Class

●	PIMCO Dynamic Bond Portfolio Advisor Class

●	PIMCO Dynamic Bond Portfolio Class M

●	PIMCO Dynamic Bond Portfolio Institutional Class

●	PIMCO Emerging Markets Bond Portfolio Administrative Class

●	PIMCO Emerging Markets Bond Portfolio Advisor Class

●	PIMCO Emerging Markets Bond Portfolio Class M

●	PIMCO Emerging Markets Bond Portfolio Institutional Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class

●	PIMCO Global Core Bond (Hedged) Portfolio Administrative Class

●	PIMCO Global Diversified Allocation Portfolio Administrative Class

●	PIMCO Global Diversified Allocation Portfolio Advisor Class

●	PIMCO Global Managed Asset Allocation Portfolio Administrative Class

●	PIMCO Global Managed Asset Allocation Portfolio Advisor Class

●	PIMCO Global Managed Asset Allocation Portfolio Institutional Class

●	PIMCO High Yield Portfolio Administrative Class

●	PIMCO High Yield Portfolio Advisor Class

●	PIMCO High Yield Portfolio Institutional Class

●	PIMCO Income Portfolio Administrative Class

●	PIMCO Income Portfolio Advisor Class

●	PIMCO Income Portfolio Institutional Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Portfolio (Unhedged) Administrative Class

●	PIMCO International Bond Portfolio (Unhedged) Advisor Class

●	PIMCO International Bond Portfolio (Unhedged) Institutional Class

●	PIMCO Long-Term U.S. Government Portfolio Administrative Class

●	PIMCO Long-Term U.S. Government Portfolio Advisor Class

●	PIMCO Long-Term U.S. Government Portfolio Institutional Class

●	PIMCO Low Duration Portfolio Administrative Class

●	PIMCO Low Duration Portfolio Advisor Class

●	PIMCO Low Duration Portfolio Institutional Class

●	PIMCO Real Return Portfolio Administrative Class

●	PIMCO Real Return Portfolio Advisor Class

●	PIMCO Real Return Portfolio Institutional Class

●	PIMCO Short-Term Portfolio Administrative Class

●	PIMCO Short-Term Portfolio Advisor Class

●	PIMCO Short-Term Portfolio Institutional Class

●	PIMCO Total Return Portfolio Administrative Class

●	PIMCO Total Return Portfolio Advisor Class

●	PIMCO Total Return Portfolio Institutional Class

(b)	Not applicable to the Registrant.

Administrative Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0328TSRSAR_063025

Advisor Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1854TSRSAR_063025

Institutional Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1875TSRSAR_063025

Class M

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,591
# of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$86
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO All Asset: Multi-Real Fund	15.6%
PIMCO Low Duration Fund	10.9%
PIMCO Total Return Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.8%
PIMCO RAE Emerging Markets Fund	3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.4%
PIMCO High Yield Fund	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1855TSRSAR_063025

Administrative Class

PIMCO Balanced Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$147,561
# of Portfolio Holdings	125
Portfolio Turnover Rate	132%
Total Net Advisory Fees Paid During the Reporting Period	$443
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	14.0%
U.S. Treasury Obligations	11.2%
Corporate Bonds & Notes	3.6%
Asset-Backed Securities	1.3%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	41.6%
Affiliated Investments	28.9%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Balanced Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2055TSRSAR_063025

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$166,780
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.8%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	3.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Total Return Fund IV	15.1%
PIMCO Short-Term Fund	15.0%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO StocksPLUS® Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2061TSRSAR_063025

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$166,780
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.8%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	3.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Total Return Fund IV	15.1%
PIMCO Short-Term Fund	15.0%
PIMCO StocksPLUS® International Fund (Unhedged)	10.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO StocksPLUS® Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO RAE PLUS Small Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2082TSRSAR_063025

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$158	3.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1850TSRSAR_063025

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$163	3.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1838TSRSAR_063025

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$150	2.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2050TSRSAR_063025

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$173	3.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$385,867
# of Portfolio Holdings	736
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$932
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.8%
U.S. Government Agencies	19.5%
Asset-Backed Securities	7.7%
Sovereign Issues	6.9%
Non-Agency Mortgage-Backed Securities	0.6%
Other Investments	0.2%
Short-Term Instruments	60.3%
Affiliated Investments	0.8%
Financial Derivative Instruments	(4.1%)
Other Assets and Liabilities, Net	(93.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2105TSRSAR_063025

Administrative Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2008TSRSAR_063025

Advisor Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2009TSRSAR_063025

Institutional Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2007TSRSAR_063025

Class M

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$67	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$87,303
# of Portfolio Holdings	654
Portfolio Turnover Rate	518%
Total Net Advisory Fees Paid During the Reporting Period	$234
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.7%
Sovereign Issues	17.4%
Corporate Bonds & Notes	15.0%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	6.4%
Non-Agency Mortgage-Backed Securities	5.1%
Loan Participations and Assignments	1.2%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	20.4%
Affiliated Investments	24.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(66.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2102TSRSAR_063025

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0333TSRSAR_063025

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1880TSRSAR_063025

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2051TSRSAR_063025

Class M

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$77	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,344
# of Portfolio Holdings	932
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	9.4%
Brazil	8.5%
United States	7.0%
Turkey	6.1%
Saudi Arabia	3.9%
Indonesia	3.7%
Argentina	3.3%
Colombia	3.1%
Dominican Republic	2.8%
Chile	2.6%
Peru	2.5%
Other Countries	48.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2106TSRSAR_063025

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$132,513
# of Portfolio Holdings	986
Portfolio Turnover Rate	368%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	95.3%
Japan	7.8%
France	7.2%
Spain	6.3%
Cayman Islands	3.4%
United Kingdom	3.3%
Ireland	3.2%
Canada	2.2%
Saudi Arabia	2.0%
Brazil	1.8%
Australia	1.7%
Other Countries	11.8%
Short-Term Instruments	1.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(47.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0336TSRSAR_063025

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$132,513
# of Portfolio Holdings	986
Portfolio Turnover Rate	368%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	95.3%
Japan	7.8%
France	7.2%
Spain	6.3%
Cayman Islands	3.4%
United Kingdom	3.3%
Ireland	3.2%
Canada	2.2%
Saudi Arabia	2.0%
Brazil	1.8%
Australia	1.7%
Other Countries	11.8%
Short-Term Instruments	1.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(47.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1881TSRSAR_063025

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$132,513
# of Portfolio Holdings	986
Portfolio Turnover Rate	368%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	95.3%
Japan	7.8%
France	7.2%
Spain	6.3%
Cayman Islands	3.4%
United Kingdom	3.3%
Ireland	3.2%
Canada	2.2%
Saudi Arabia	2.0%
Brazil	1.8%
Australia	1.7%
Other Countries	11.8%
Short-Term Instruments	1.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(47.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1876TSRSAR_063025

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$57	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$81,142
# of Portfolio Holdings	883
Portfolio Turnover Rate	320%
Total Net Advisory Fees Paid During the Reporting Period	$101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.6%
Japan	7.4%
France	6.3%
United Kingdom	5.5%
Spain	4.6%
Canada	4.4%
Cayman Islands	4.1%
Ireland	3.1%
Australia	3.0%
Brazil	1.9%
Malaysia	1.5%
Other Countries	17.2%
Short-Term Instruments	1.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(45.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2005TSRSAR_063025

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,237
# of Portfolio Holdings	616
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid During the Reporting Period	$1,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	16.7%
Sovereign Issues	10.7%
Asset-Backed Securities	8.6%
U.S. Treasury Obligations	5.3%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	66.6%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(12.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1971TSRSAR_063025

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,237
# of Portfolio Holdings	616
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid During the Reporting Period	$1,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	16.7%
Sovereign Issues	10.7%
Asset-Backed Securities	8.6%
U.S. Treasury Obligations	5.3%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	66.6%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(12.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1972TSRSAR_063025

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,237
# of Portfolio Holdings	616
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid During the Reporting Period	$1,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	16.7%
Sovereign Issues	10.7%
Asset-Backed Securities	8.6%
U.S. Treasury Obligations	5.3%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.3%
Affiliated Investments	66.6%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(12.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2053TSRSAR_063025

Administrative Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$499,105
# of Portfolio Holdings	521
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.4%
Loan Participations and Assignments	6.6%
U.S. Treasury Obligations	3.7%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	3.2%
Affiliated Investments	7.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0337TSRSAR_063025

Advisor Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$499,105
# of Portfolio Holdings	521
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.4%
Loan Participations and Assignments	6.6%
U.S. Treasury Obligations	3.7%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	3.2%
Affiliated Investments	7.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1878TSRSAR_063025

Institutional Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$499,105
# of Portfolio Holdings	521
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.4%
Loan Participations and Assignments	6.6%
U.S. Treasury Obligations	3.7%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	3.2%
Affiliated Investments	7.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0548TSRSAR_063025

Administrative Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$957,056
# of Portfolio Holdings	1,304
Portfolio Turnover Rate	288%
Total Net Advisory Fees Paid During the Reporting Period	$1,072
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	32.7%
Non-Agency Mortgage-Backed Securities	18.3%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	10.5%
Sovereign Issues	6.5%
Loan Participations and Assignments	1.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	9.1%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2164TSRSAR_063025

Advisor Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$957,056
# of Portfolio Holdings	1,304
Portfolio Turnover Rate	288%
Total Net Advisory Fees Paid During the Reporting Period	$1,072
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	32.7%
Non-Agency Mortgage-Backed Securities	18.3%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	10.5%
Sovereign Issues	6.5%
Loan Participations and Assignments	1.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	9.1%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2166TSRSAR_063025

Institutional Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$957,056
# of Portfolio Holdings	1,304
Portfolio Turnover Rate	288%
Total Net Advisory Fees Paid During the Reporting Period	$1,072
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	32.7%
Non-Agency Mortgage-Backed Securities	18.3%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	10.5%
Sovereign Issues	6.5%
Loan Participations and Assignments	1.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	9.1%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(49.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2165TSRSAR_063025

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$531,268
# of Portfolio Holdings	1,182
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	73.6%
Japan	9.9%
Canada	6.8%
France	6.3%
Spain	5.9%
United Kingdom	5.7%
Cayman Islands	4.3%
Ireland	3.4%
Australia	3.1%
South Korea	2.2%
Saudi Arabia	2.1%
Other Countries	14.6%
Short-Term Instruments	1.1%
Affiliated Investments	0.6%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(38.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0335TSRSAR_063025

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$531,268
# of Portfolio Holdings	1,182
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	73.6%
Japan	9.9%
Canada	6.8%
France	6.3%
Spain	5.9%
United Kingdom	5.7%
Cayman Islands	4.3%
Ireland	3.4%
Australia	3.1%
South Korea	2.2%
Saudi Arabia	2.1%
Other Countries	14.6%
Short-Term Instruments	1.1%
Affiliated Investments	0.6%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(38.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2101TSRSAR_063025

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$531,268
# of Portfolio Holdings	1,182
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	73.6%
Japan	9.9%
Canada	6.8%
France	6.3%
Spain	5.9%
United Kingdom	5.7%
Cayman Islands	4.3%
Ireland	3.4%
Australia	3.1%
South Korea	2.2%
Saudi Arabia	2.1%
Other Countries	14.6%
Short-Term Instruments	1.1%
Affiliated Investments	0.6%
Financial Derivative Instruments	(1.2%)
Other Assets and Liabilities, Net	(38.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0595TSRSAR_063025

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,755
# of Portfolio Holdings	825
Portfolio Turnover Rate	339%
Total Net Advisory Fees Paid During the Reporting Period	$28
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	51.7%
Japan	5.3%
Spain	4.3%
Canada	3.8%
France	3.8%
United Kingdom	2.4%
Cayman Islands	1.9%
Australia	1.7%
Saudi Arabia	1.5%
Brazil	1.5%
Other Countries	9.6%
Short-Term Instruments	0.2%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1856TSRSAR_063025

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,755
# of Portfolio Holdings	825
Portfolio Turnover Rate	339%
Total Net Advisory Fees Paid During the Reporting Period	$28
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	51.7%
Japan	5.3%
Spain	4.3%
Canada	3.8%
France	3.8%
United Kingdom	2.4%
Cayman Islands	1.9%
Australia	1.7%
Saudi Arabia	1.5%
Brazil	1.5%
Other Countries	9.6%
Short-Term Instruments	0.2%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1946TSRSAR_063025

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,755
# of Portfolio Holdings	825
Portfolio Turnover Rate	339%
Total Net Advisory Fees Paid During the Reporting Period	$28
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	51.7%
Japan	5.3%
Spain	4.3%
Canada	3.8%
France	3.8%
United Kingdom	2.4%
Cayman Islands	1.9%
Australia	1.7%
Saudi Arabia	1.5%
Brazil	1.5%
Other Countries	9.6%
Short-Term Instruments	0.2%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2025

PVIT2052TSRSAR_063025

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	2.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$433,226
# of Portfolio Holdings	281
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	130.8%
U.S. Government Agencies	18.2%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(53.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0341TSRSAR_063025

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$127	2.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$433,226
# of Portfolio Holdings	281
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	130.8%
U.S. Government Agencies	18.2%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(53.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1957TSRSAR_063025

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	2.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$433,226
# of Portfolio Holdings	281
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	130.8%
U.S. Government Agencies	18.2%
Non-Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(53.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0596TSRSAR_063025

Administrative Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,340,932
# of Portfolio Holdings	741
Portfolio Turnover Rate	186%
Total Net Advisory Fees Paid During the Reporting Period	$1,680
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.3%
U.S. Treasury Obligations	17.9%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.2%
Short-Term Instruments	18.6%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0340TSRSAR_063025

Advisor Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,340,932
# of Portfolio Holdings	741
Portfolio Turnover Rate	186%
Total Net Advisory Fees Paid During the Reporting Period	$1,680
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.3%
U.S. Treasury Obligations	17.9%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.2%
Short-Term Instruments	18.6%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1879TSRSAR_063025

Institutional Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,340,932
# of Portfolio Holdings	741
Portfolio Turnover Rate	186%
Total Net Advisory Fees Paid During the Reporting Period	$1,680
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.3%
U.S. Treasury Obligations	17.9%
Corporate Bonds & Notes	15.7%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.2%
Short-Term Instruments	18.6%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0599TSRSAR_063025

Administrative Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$65	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,621
# of Portfolio Holdings	719
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	93.0%
U.S. Government Agencies	20.0%
Asset-Backed Securities	7.7%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.2%
Short-Term Instruments	38.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0343TSRSAR_063025

Advisor Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,621
# of Portfolio Holdings	719
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	93.0%
U.S. Government Agencies	20.0%
Asset-Backed Securities	7.7%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.2%
Short-Term Instruments	38.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1840TSRSAR_063025

Institutional Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,621
# of Portfolio Holdings	719
Portfolio Turnover Rate	98%
Total Net Advisory Fees Paid During the Reporting Period	$1,709
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	93.0%
U.S. Government Agencies	20.0%
Asset-Backed Securities	7.7%
Sovereign Issues	4.3%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.2%
Short-Term Instruments	38.3%
Affiliated Investments	0.4%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0593TSRSAR_063025

Administrative Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$632,107
# of Portfolio Holdings	593
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.9%
Asset-Backed Securities	18.8%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	12.6%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0339TSRSAR_063025

Advisor Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$632,107
# of Portfolio Holdings	593
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.9%
Asset-Backed Securities	18.8%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	12.6%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1956TSRSAR_063025

Institutional Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$632,107
# of Portfolio Holdings	593
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.9%
Asset-Backed Securities	18.8%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	12.6%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0549TSRSAR_063025

Administrative Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,447,557
# of Portfolio Holdings	1,609
Portfolio Turnover Rate	257%
Total Net Advisory Fees Paid During the Reporting Period	$5,449
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.9%
Corporate Bonds & Notes	38.0%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	9.1%
Sovereign Issues	7.9%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(35.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0331TSRSAR_063025

Advisor Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$42	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,447,557
# of Portfolio Holdings	1,609
Portfolio Turnover Rate	257%
Total Net Advisory Fees Paid During the Reporting Period	$5,449
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.9%
Corporate Bonds & Notes	38.0%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	9.1%
Sovereign Issues	7.9%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(35.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT1839TSRSAR_063025

Institutional Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,447,557
# of Portfolio Holdings	1,609
Portfolio Turnover Rate	257%
Total Net Advisory Fees Paid During the Reporting Period	$5,449
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.9%
Corporate Bonds & Notes	38.0%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	9.1%
Sovereign Issues	7.9%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.7%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(35.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2025

PVIT0597TSRSAR_063025

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights.

●	PIMCO All Asset Portfolio

●	PIMCO Balanced Allocation Portfolio

●	PIMCO CommodityRealReturn® Strategy Portfolio

●	PIMCO Dynamic Bond Portfolio

●	PIMCO Emerging Markets Bond Portfolio

●	PIMCO Global Bond Opportunities Portfolio (Unhedged)

●	PIMCO Global Core Bond (Hedged) Portfolio

●	PIMCO Global Diversified Allocation Portfolio

●	PIMCO Global Managed Asset Allocation Portfolio

●	PIMCO High Yield Portfolio

●	PIMCO Income Portfolio

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

●	PIMCO International Bond Portfolio (Unhedged)

●	PIMCO Long-Term U.S. Government Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Short-Term Portfolio

●	PIMCO Total Return Portfolio

(b)	Not applicable to the Registrant.

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO All Asset Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Underlying PIMCO Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO All Asset Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO All Asset Portfolio	04/30/03	01/31/06	04/30/04	04/30/03	04/30/04	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO All Asset Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$8.95	$0.22	$0.36	$0.58	$(0.23)	$0.00	$(0.23)

12/31/2024	9.20	0.51	(0.15)	0.36	(0.61)	0.00	(0.61)

12/31/2023	8.76	0.30	0.42	0.72	(0.28)	0.00	(0.28)

12/31/2022	11.66	0.63	(1.92)	(1.29)	(0.78)	(0.83)	(1.61)

12/31/2021	11.20	1.33	0.46	1.79	(1.33)	0.00	(1.33)

12/31/2020	10.91	0.44	0.38	0.82	(0.53)	0.00	(0.53)
Class M

01/01/2025 - 06/30/2025+	9.15	0.20	0.38	0.58	(0.21)	0.00	(0.21)

12/31/2024	9.29	0.38	(0.08)	0.30	(0.44)	0.00	(0.44)

12/31/2023	8.84	0.25	0.43	0.68	(0.23)	0.00	(0.23)

12/31/2022	11.76	0.62	(1.97)	(1.35)	(0.74)	(0.83)	(1.57)

12/31/2021	11.29	1.29	0.46	1.75	(1.28)	0.00	(1.28)

12/31/2020	10.99	0.37	0.41	0.78	(0.48)	0.00	(0.48)
Administrative Class

01/01/2025 - 06/30/2025+	8.79	0.21	0.35	0.56	(0.22)	0.00	(0.22)

12/31/2024	9.05	0.47	(0.14)	0.33	(0.59)	0.00	(0.59)

12/31/2023	8.62	0.28	0.41	0.69	(0.26)	0.00	(0.26)

12/31/2022	11.51	0.65	(1.94)	(1.29)	(0.77)	(0.83)	(1.60)

12/31/2021	11.07	1.46	0.29	1.75	(1.31)	0.00	(1.31)

12/31/2020	10.79	0.39	0.40	0.79	(0.51)	0.00	(0.51)
Advisor Class

01/01/2025 - 06/30/2025+	8.94	0.21	0.37	0.58	(0.22)	0.00	(0.22)

12/31/2024	9.20	0.47	(0.15)	0.32	(0.58)	0.00	(0.58)

12/31/2023	8.76	0.27	0.42	0.69	(0.25)	0.00	(0.25)

12/31/2022	11.66	0.64	(1.95)	(1.31)	(0.76)	(0.83)	(1.59)

12/31/2021	11.21	1.30	0.45	1.75	(1.30)	0.00	(1.30)

12/31/2020	10.92	0.39	0.40	0.79	(0.50)	0.00	(0.50)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Includes in-kind purchases and sales of underlying funds.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.30	6.54%	$11,080	0.345	%*	0.435	%*	0.345	%*	0.435	%*	4.88	%*	25%

8.95	3.95	10,733	0.355		0.425		0.355		0.425		5.55		45

9.20	8.28	10,328	0.335		0.425		0.335		0.425		3.34		57

8.76	(11.66)	9,740	0.315		0.425		0.315		0.425		6.36		84

11.66	16.41	15,277	0.295		0.425		0.295		0.425		11.36		88

11.20	8.17	14,097	0.325		0.425		0.325		0.425		4.22		141	(f)

9.52	6.41	1,800	0.795	*	0.885	*	0.795	*	0.885	*	4.44	*	25

9.15	3.33	1,729	0.805		0.875		0.805		0.875		4.10		45

9.29	7.83	47,875	0.785		0.875		0.785		0.875		2.75		57

8.84	(12.12)	61,421	0.765		0.875		0.765		0.875		6.18		84

11.76	15.90	78,418	0.745		0.875		0.745		0.875		10.91		88

11.29	7.74	71,618	0.775		0.875		0.775		0.875		3.57		141	(f)

9.13	6.48	56,345	0.495	*	0.585	*	0.495	*	0.585	*	4.71	*	25

8.79	3.74	57,562	0.505		0.575		0.505		0.575		5.20		45

9.05	8.14	69,120	0.485		0.575		0.485		0.575		3.18		57

8.62	(11.84)	66,927	0.465		0.575		0.465		0.575		6.71		84

11.51	16.23	76,996	0.445		0.575		0.445		0.575		12.62		88

11.07	8.01	381,112	0.475		0.575		0.475		0.575		3.85		141	(f)

9.30	6.55	128,366	0.595	*	0.685	*	0.595	*	0.685	*	4.63	*	25

8.94	3.57	126,909	0.605		0.675		0.605		0.675		5.12		45

9.20	8.02	146,417	0.585		0.675		0.585		0.675		3.07		57

8.76	(11.87)	147,977	0.565		0.675		0.565		0.675		6.45		84

11.66	16.04	183,020	0.545		0.675		0.545		0.675		11.11		88

11.21	7.91	167,756	0.575		0.675		0.575		0.675		3.78		141	(f)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO All Asset Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$197,752
Cash	35
Receivable for Portfolio shares sold	139
Dividends receivable from Affiliates	351
Reimbursement receivable from PIMCO	14
Total Assets	198,291

Liabilities:

Payable for investments in Affiliates purchased	$398
Payable for Portfolio shares redeemed	203
Accrued investment advisory fees	27
Accrued supervisory and administrative fees	39
Accrued distribution fees	26
Accrued servicing fees	7
Total Liabilities	700

Commitments and Contingent Liabilities^

Net Assets	$197,591

Net Assets Consist of:

Paid in capital	$278,430
Distributable earnings (accumulated loss)	(80,839)

Net Assets	$197,591

Net Assets:

Institutional Class	$11,080
Class M	1,800
Administrative Class	56,345
Advisor Class	128,366

Shares Issued and Outstanding:

Institutional Class	1,191
Class M	189
Administrative Class	6,169
Advisor Class	13,803

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.30
Class M	9.52
Administrative Class	9.13
Advisor Class	9.30

Cost of investments in Affiliates	$185,454

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO All Asset Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1

Dividends from Investments in Affiliates	5,036
Total Income	5,037

Expenses:

Investment advisory fees	169
Supervisory and administrative fees	241
Distribution and/or servicing fees - Class M	4
Distribution and/or servicing fees - Administrative Class	42
Distribution and/or servicing fees - Advisor Class	155
Trustee fees	6
Total Expenses	617
Waiver and/or Reimbursement by PIMCO	(83)
Net Expenses	534

Net Investment Income (Loss)	4,503

Net Realized Gain (Loss):

Investments in Affiliates	(913)

Net Realized Gain (Loss)	(913)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	8,660

Net Change in Unrealized Appreciation (Depreciation)	8,660

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,250

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO All Asset Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,503	$12,377

Net realized gain (loss)	(913)	(8,287)

Net change in unrealized appreciation (depreciation)	8,660	5,707

Net Increase (Decrease) in Net Assets Resulting from Operations	12,250	9,797

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(273)	(690)
Class M	(40)	(2,102)
Administrative Class	(1,407)	(4,154)
Advisor Class	(3,031)	(8,555)

Total Distributions(a)	(4,751)	(15,501)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(6,841)	(71,103)

Total Increase (Decrease) in Net Assets	658	(76,807)

Net Assets:

Beginning of period	196,933	273,740
End of period	$197,591	$196,933

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	3,434,652	$38,399

PIMCO All Asset: Multi-Real Fund	3,542,495	30,891

PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,146,639	8,760

PIMCO Emerging Markets Local Currency and Bond Fund	1,995,932	12,255

PIMCO Extended Duration Fund	173,169	2,198

PIMCO High Yield Fund	817,230	6,628

PIMCO High Yield Spectrum Fund	169,403	1,576

PIMCO Income Fund	230,767	2,485

PIMCO International Bond Fund (U.S. Dollar-Hedged)	674,382	6,703

PIMCO Investment Grade Credit Bond Fund	131,377	1,194

PIMCO Long Duration Total Return Fund	346,244	2,465

PIMCO Long-Term Real Return Fund	116,703	1,353

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term U.S. Government Fund	236,926	$3,293

PIMCO Low Duration Fund	2,308,233	21,536

PIMCO RAE Emerging Markets Fund	599,845	6,880

PIMCO RAE Fundamental Advantage PLUS Fund	822,292	6,348

PIMCO RAE International Fund	319,437	2,802

PIMCO RAE PLUS EMG Fund	237,091	1,778

PIMCO RAE PLUS International Fund	219,888	1,759

PIMCO RAE U.S. Fund	135,142	1,874

PIMCO RAE U.S. Small Fund	183,645	1,967

PIMCO RAE Worldwide Long/Short PLUS Fund	838,054	6,285

PIMCO Real Return Fund	159,735	1,644

PIMCO RealEstateRealReturn Strategy Fund	110,169	2,887

PIMCO Total Return Fund	1,734,232	15,053

PIMCO TRENDS Managed Futures Strategy Fund	787,153	7,557

Total Mutual Funds (Cost $184,272)		196,570

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
4.480% (a) (b)	1,182,110	$1,182

Total Short-Term Instruments (Cost $1,182)		1,182

Total Investments in Affiliates (Cost $185,454)		197,752

Total Investments 100.1% (Cost $185,454)		$197,752

Other Assets and Liabilities, net (0.1)%		(161)

Net Assets 100.0%		$197,591

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Mutual Funds	$196,570	$0	$0	$196,570
Short-Term Instruments
Mutual Funds	1,182	0	0	1,182

Total Investments	$197,752	$0	$0	$197,752

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO All Asset Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the Portfolio.

The Portfolio may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the

Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses)

12	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment

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Notes to Financial Statements	(Cont.)

suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on,

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among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

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Notes to Financial Statements	(Cont.)

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in Underlying PIMCO Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also

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available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$37,402	$1,714	$(4,497)	$96	$3,684	$38,399	$1,309	$0

PIMCO All Asset: Multi-Real Fund	30,113	12,330	(12,062)	(547)	1,057	30,891	987	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,691	2,774	(263)	(8)	566	8,760	252	0

PIMCO Emerging Markets Local Currency and Bond Fund	7,899	4,060	(659)	(11)	966	12,255	347	0

PIMCO Extended Duration Fund	2,715	701	(1,222)	(53)	57	2,198	41	0

PIMCO Government Money Market Fund	1,179	17,086	(17,083)	0	0	1,182	22	0

PIMCO High Yield Fund	7,765	939	(2,143)	3	64	6,628	201	0

PIMCO High Yield Spectrum Fund	0	1,582	(19)	0	13	1,576	36	0

PIMCO Income Fund	2,549	634	(755)	(3)	60	2,485	78	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,780	286	(3,351)	97	(109)	6,703	173	0

PIMCO Investment Grade Credit Bond Fund	1,203	28	(63)	(2)	28	1,194	28	0

PIMCO Long Duration Total Return Fund	3,028	553	(1,163)	(7)	54	2,465	65	0

PIMCO Long-Term Real Return Fund	1,717	359	(705)	(41)	23	1,353	50	0

PIMCO Long-Term U.S. Government Fund	4,078	962	(1,798)	(67)	118	3,293	70	0

PIMCO Low Duration Fund	23,126	11,373	(13,138)	17	158	21,536	449	0

PIMCO RAE Emerging Markets Fund	6,528	541	(983)	(71)	865	6,880	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	6,689	375	(801)	(23)	108	6,348	97	0

PIMCO RAE International Fund	2,241	476	(336)	(8)	429	2,802	0	0

PIMCO RAE PLUS EMG Fund	1,659	56	(95)	2	156	1,778	57	0

PIMCO RAE PLUS International Fund	1,549	62	(91)	(11)	250	1,759	61	0

PIMCO RAE U.S. Fund	2,481	0	(717)	(77)	187	1,874	0	0

PIMCO RAE U.S. Small Fund	1,715	652	(278)	(34)	(88)	1,967	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	6,894	543	(1,168)	(36)	52	6,285	273	0

PIMCO Real Return Fund	2,636	75	(1,139)	11	61	1,644	48	0

PIMCO RealEstateRealReturn Strategy Fund	2,630	421	(177)	(11)	24	2,887	46	0

PIMCO Total Return Fund	16,299	5,410	(6,993)	(53)	390	15,053	346	0

PIMCO TRENDS Managed Futures Strategy Fund	7,625	1,535	(1,014)	(76)	(513)	7,557	0	0

Totals	$197,191	$65,527	$(72,713)	$(913)	$8,660	$197,752	$5,036	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its

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Notes to Financial Statements	(Cont.)

total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

The following risks are principal risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following risks are principal risks of investing in the Portfolio that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange-traded fund does not continue once developed, that such Underlying

PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in such Underlying PIMCO Fund shares may be halted or become less liquid, or that such Underlying

PIMCO Fund’s shares trade at prices other than the Underlying PIMCO Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make

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principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. An Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Underlying PIMCO Fund’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Underlying PIMCO Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss and other events or circumstances, which may be difficult to detect and may be beyond the control of the Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

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Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately traded held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding

Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each, a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated

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Notes to Financial Statements	(Cont.)

with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

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7. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo

Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to

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Notes to Financial Statements	(Cont.)

terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.175%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other

24	PIMCO VARIABLE INSURANCE TRUST

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expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2025, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2026, to waive its Investment Advisory Fee to the extent that the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Investment Advisory Fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$301	$206	$170	$677

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $83,100.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification

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Notes to Financial Statements	(Cont.)

clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$48,441	$55,631

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	182	$1,670	180	$1,647

Class M	2	21	255	2,377

Administrative Class	520	4,632	982	8,895

Advisor Class	640	5,836	540	4,940
Issued as reinvestment of distributions

Institutional Class	30	273	76	690

Class M	4	40	229	2,102

Administrative Class	157	1,406	466	4,154

Advisor Class	332	3,031	943	8,555
Cost of shares redeemed

Institutional Class	(221)	(2,019)	(179)	(1,633)

Class M	(6)	(58)	(5,451)	(50,467)

Administrative Class	(1,058)	(9,404)	(2,539)	(22,987)

Advisor Class	(1,358)	(12,269)	(3,216)	(29,376)

Net increase (decrease) resulting from Portfolio share transactions	(776)	$(6,841)	(7,714)	$(71,103)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 56% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$25,865	$55,159

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$185,454	$13,398	$(1,100)	$12,298

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

28	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1189	$0.0000	$0.0000	$0.1189

June 2025	$0.1111	$0.0000	$0.0000	$0.1111

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1109	$0.0000	$0.0000	$0.1109

June 2025	$0.1006	$0.0000	$0.0000	$0.1006

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1163	$0.0000	$0.0000	$0.1163

June 2025	$0.1077	$0.0000	$0.0000	$0.1077

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1145	$0.0000	$0.0000	$0.1145

June 2025	$0.1054	$0.0000	$0.0000	$0.1054

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

30	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

32	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Asset Allocation Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITAALASSETFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Balanced Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Balanced Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Balanced Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

2	PIMCO VARIABLE INSURANCE TRUST

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share class along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Diversification Status
PIMCO Balanced Allocation Portfolio	04/27/12	04/27/12	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Balanced Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2025 - 06/30/2025+	$9.11	$0.17	$0.58	$0.75	$(0.19)	$0.00	$(0.19)

12/31/2024	8.74	0.37	0.41	0.78	(0.41)	0.00	(0.41)

12/31/2023	7.81	0.30	0.87	1.17	(0.24)	0.00	(0.24)

12/31/2022	10.43	0.10	(1.76)	(1.66)	(0.08)	(0.88)	(0.96)

12/31/2021	10.33	0.02	1.07	1.09	(0.01)	(0.98)	(0.99)

12/31/2020	10.18	0.04	0.96	1.00	(0.10)	(0.75)	(0.85)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.67	8.35%	$147,561	0.83	%*	0.88	%*	0.82	%*	0.87	%*	3.69	%*	132%

9.11	8.95	149,685	0.85		0.89		0.82		0.86		4.12		198

8.74	15.09	163,835	0.84		0.88		0.82		0.86		3.64		345

7.81	(16.12)	167,622	0.84		0.87		0.83		0.86		1.10		327

10.43	10.96	224,774	0.83		0.86		0.83		0.86		0.24		280

10.33	11.12	88,098	0.84		0.87		0.83		0.86		0.38		497

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Balanced Allocation Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$106,557
Investments in Affiliates	42,661
Financial Derivative Instruments
Exchange-traded or centrally cleared	304
Over the counter	1
Cash	1,675
Deposits with counterparty	5,802
Foreign currency, at value	30
Receivable for TBA investments sold	6,080
Interest and/or dividends receivable	222
Dividends receivable from Affiliates	172
Reimbursement receivable from PIMCO	6
Total Assets	163,510

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$36
Over the counter	2
Payable for investments in Affiliates purchased	178
Payable for TBA investments purchased	14,332
Deposits from counterparty	1,147
Payable for Portfolio shares redeemed	155
Accrued investment advisory fees	76
Accrued supervisory and administrative fees	6
Accrued servicing fees	17
Total Liabilities	15,949

Commitments and Contingent Liabilities^

Net Assets	$147,561

Net Assets Consist of:

Paid in capital	$150,985
Distributable earnings (accumulated loss)	(3,424)

Net Assets	$147,561

Net Assets:

Administrative Class	$147,561

Shares Issued and Outstanding:

Administrative Class	15,257

Net Asset Value Per Share Outstanding(a):

Administrative Class	$9.67

Cost of investments in securities	$109,636
Cost of investments in Affiliates	$43,822
Cost of foreign currency held	$34
Cost or premiums of financial derivative instruments, net	$136

* Includes repurchase agreements of:	$61,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Balanced Allocation Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$2,181
Dividends from Investments in Affiliates	1,088
Total Income	3,269

Expenses:

Investment advisory fees	479
Supervisory and administrative fees	37
Distribution and/or servicing fees - Administrative Class	109
Trustee fees	4
Interest expense	4
Miscellaneous expense	1
Total Expenses	634
Waiver and/or Reimbursement by PIMCO	(38)
Net Expenses	596

Net Investment Income (Loss)	2,673

Net Realized Gain (Loss):

Investments in securities	(980)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	5,511
Over the counter financial derivative instruments	(2)
Foreign currency	1

Net Realized Gain (Loss)	4,526

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,432
Investments in Affiliates	339
Exchange-traded or centrally cleared financial derivative instruments	2,906
Over the counter financial derivative instruments	(3)
Foreign currency assets and liabilities	2

Net Change in Unrealized Appreciation (Depreciation)	4,676

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Balanced Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,673	$6,560
Net realized gain (loss)	4,526	12,816
Net change in unrealized appreciation (depreciation)	4,676	(5,581)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,875	13,795

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(3,000)	(7,000)

Total Distributions(a)	(3,000)	(7,000)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(10,999)	(20,945)

Total Increase (Decrease) in Net Assets	(2,124)	(14,150)

Net Assets:

Beginning of period	149,685	163,835
End of period	$147,561	$149,685

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Balanced Allocation Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.2%

CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 2.8%

American Express Co.
5.850% due 11/05/2027	$300	$311

Bank of America Corp.
1.658% due 03/11/2027 •	200	196

Barclays PLC
4.972% due 05/16/2029 •	200	202

Blackstone Holdings Finance Co. LLC
5.900% due 11/03/2027	200	207

Broadstone Net Lease LLC
2.600% due 09/15/2031	100	85

Brookfield Finance, Inc.
4.850% due 03/29/2029	100	101

Capital One Financial Corp.
4.500% due 01/30/2026	100	100

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	100	96

Corebridge Financial, Inc.
3.850% due 04/05/2029	200	196

Credit Suisse AG AT1 Claim	400	48

Deutsche Bank AG
3.035% due 05/28/2032 •	200	180

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	400	394

HSBC Holdings PLC
4.583% due 06/19/2029 •	200	200

JPMorgan Chase & Co.
3.782% due 02/01/2028 •	300	298

LXP Industrial Trust
2.375% due 10/01/2031	300	254

Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	200	196

Morgan Stanley
5.367% due 04/13/2028 ~	200	201
5.652% due 04/13/2028 •	100	102

NatWest Group PLC
1.642% due 06/14/2027 •	200	195

Realty Income Corp.
3.100% due 12/15/2029	100	95
4.000% due 07/15/2029	100	99

Sabra Health Care LP
3.900% due 10/15/2029	100	95

Wells Fargo & Co.
3.196% due 06/17/2027 •	100	99
4.150% due 01/24/2029	200	199

		4,149

INDUSTRIALS 0.7%

Air Canada Pass-Through Trust
3.750% due 06/15/2029	57	55

American Airlines Pass-Through Trust
3.500% due 08/15/2033	146	132

British Airways Pass-Through Trust
3.300% due 06/15/2034	225	209

Broadcom, Inc.
3.187% due 11/15/2036	100	83

Choice Hotels International, Inc.
3.700% due 12/01/2029	100	95

Energy Transfer LP
3.900% due 07/15/2026	100	99

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	300	288

Penske Truck Leasing Co. LP
4.450% due 01/29/2026	100	100

		1,061

UTILITIES 0.1%

ONEOK, Inc.
4.550% due 07/15/2028	100	100

Total Corporate Bonds & Notes (Cost $5,482)		5,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 14.0%

Fannie Mae
4.864% due 11/25/2046 •		$83	$81
4.914% due 07/25/2046 •		28	28
4.934% due 09/25/2046 •		30	30
7.018% due 05/01/2038 •		49	51

Freddie Mac
3.500% due 09/01/2047		45	42
4.000% due 08/01/2047		122	116

Uniform Mortgage-Backed Security
2.500% due 06/01/2051 - 09/01/2052		6,019	4,996
3.000% due 01/01/2052		995	862
3.500% due 11/01/2045 - 09/01/2046		130	120
4.000% due 08/01/2042 - 02/01/2053		1,643	1,551
4.500% due 07/01/2053 - 12/01/2053		1,994	1,911
5.000% due 02/01/2053		2,395	2,360
6.500% due 02/01/2054		79	82

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		2,600	2,250
4.000% due 08/01/2055		5,200	4,835
4.500% due 08/01/2055		1,400	1,339

Total U.S. Government Agencies (Cost $20,219)			20,654

U.S. TREASURY OBLIGATIONS 11.2%

U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	731
1.875% due 02/15/2041		600	413
2.000% due 11/15/2041		2,000	1,376
2.250% due 05/15/2041		3,400	2,470
2.375% due 02/15/2042		200	146
2.375% due 05/15/2051		2,200	1,396
4.125% due 08/15/2044		1,300	1,191

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034		1,565	1,552
2.125% due 01/15/2035		813	827

U.S. Treasury Notes
0.375% due 09/30/2027		100	93
0.500% due 10/31/2027		100	93
0.625% due 11/30/2027		300	279
0.750% due 01/31/2028		1,400	1,299
3.500% due 09/30/2029		2,000	1,980
4.000% due 06/30/2028		1,800	1,816
4.125% due 10/31/2027		900	908

Total U.S. Treasury Obligations (Cost $19,850)			16,570

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
4.746% due 08/27/2036 ~		69	66

BANK
4.165% due 05/15/2061 ~		58	58

Citigroup Mortgage Loan Trust
5.135% due 07/25/2037 ~		30	27

Deutsche Alt-B Securities Mortgage Loan Trust
6.500% due 10/25/2036		24	21

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	12	14

Lehman XS Trust
4.834% due 07/25/2047 •		$176	171

Morgan Stanley Capital Trust
3.912% due 09/09/2032		100	89

Total Non-Agency Mortgage-Backed Securities (Cost $450)			446

ASSET-BACKED SECURITIES 1.3%

CMBS OTHER 0.1%

PFP Ltd.
6.144% due 09/17/2039 •		176	177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 1.0%

CIT Mortgage Loan Trust
6.684% due 10/25/2037 •	$72	$72

Countrywide Asset-Backed Certificates Trust
4.634% due 06/25/2047 •	93	82
4.894% due 05/25/2037 •	444	415

Fremont Home Loan Trust
4.734% due 10/25/2036 •	344	138

GSAMP Trust
5.214% due 07/25/2045 •	46	46

JP Morgan Mortgage Acquisition Corp.
5.019% due 05/25/2035 •	88	87

Long Beach Mortgage Loan Trust
5.484% due 06/25/2035 •	155	152

Morgan Stanley ABS Capital, Inc. Trust
4.564% due 10/25/2036 •	115	102

Option One Mortgage Loan Trust
5.199% due 08/25/2035 •	71	70

Structured Asset Investment Loan Trust
4.779% due 07/25/2036 •	502	288

		1,452

OTHER ABS 0.2%

ECMC Group Student Loan Trust
5.170% due 02/27/2068 •	38	38

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •	19	19

Vibrant CLO Ltd.
5.651% due 07/20/2032 •	176	177

		234

Total Asset-Backed Securities (Cost $1,937)		1,863

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	300	314

Total Sovereign Issues (Cost $298)		314

SHORT-TERM INSTRUMENTS 41.6%

REPURCHASE AGREEMENTS (c) 41.6%
		61,400

Total Short-Term Instruments (Cost $61,400)		61,400

Total Investments in Securities (Cost $109,636)		106,557

	SHARES
INVESTMENTS IN AFFILIATES 28.9%

MUTUAL FUNDS (b) 10.2%

PIMCO Income Fund	1,399,909	15,077

Total Mutual Funds (Cost $16,265)		15,077

SHORT-TERM INSTRUMENTS 18.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.7%

PIMCO Short-Term Floating NAV Portfolio III	2,832,870	27,584

Total Short-Term Instruments (Cost $27,557)		27,584

Total Investments in Affiliates (Cost $43,822)		42,661

Total Investments 101.1% (Cost $153,458)		$149,218

Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $136)		267

Other Assets and Liabilities, net (1.3)%		(1,924)

Net Assets 100.0%		$147,561

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$61,400	U.S. Treasury Notes 3.625% due 03/31/2028	$(62,726)	$61,400	$61,408

Total Repurchase Agreements						$(62,726)	$61,400	$61,408

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$61,408	$0	$0	$61,408	$(62,726)	$(1,318)

Total Borrowings and Other Financing Transactions	$61,408	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index September Futures	09/2025	165	$51,593	$1,563	$247	$0
Mini MSCI EAFE Index September Futures	09/2025	275	36,873	189	19	0
U.S. Treasury 2-Year Note September Futures	09/2025	12	2,496	9	1	0
U.S. Treasury 5-Year Note September Futures	09/2025	67	7,303	79	8	0
U.S. Treasury 10-Year Note September Futures	09/2025	40	4,485	77	13	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	8	953	29	11	0

				$1,946	$299	$0

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	34	$(3,885)	$(99)	$0	$(17)

Total Futures Contracts				$1,847	$299	$(17)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.620%	Annual	11/30/2029	$2,177	$6	$(29)	$(23)	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	2,100	33	(46)	(13)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	1,100	0	(29)	(29)	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035	1,100	0	(22)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	600	97	3	100	0	(5)

Total Swap Agreements						$136	$(123)	$13	$0	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$304	$0	$304	$0	$(17)		$(19)	$(36)

Cash of $5,802 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $5 for closed futures is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2025	EUR	36		$41	$0	$(1)

BRC	07/2025	TRY	206		5	0	0
	07/2025		$10	TRY	424	0	0

DUB	07/2025		42	EUR	36	1	0
	08/2025	EUR	36		$42	0	(1)

MBC	07/2025	CAD	19		14	0	0
	07/2025		$14	CAD	19	0	0
	08/2025	CAD	19		$14	0	0

Total Forward Foreign Currency Contracts						$1	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
DUB	1	0	0	1	(1)	0	0	(1)	0	0	0

Total Over the Counter	$1	$0	$0	$1	$(2)	$0	$0	$(2)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$271	$0	$33	$304

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$271	$1	$33	$305

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	19	19

	$0	$0	$0	$0	$36	$36

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$0	$0	$2	$36	$38

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$5,355	$0	$93	$5,448
Swap Agreements	0	54	0	0	9	63

	$0	$54	$5,355	$0	$102	$5,511

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2)	$0	$(2)

	$0	$54	$5,355	$(2)	$102	$5,509

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$2,932	$0	$117	$3,049
Swap Agreements	0	(20)	0	0	(123)	(143)

	$0	$(20)	$2,932	$0	$(6)	$2,906

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3)	$0	$(3)

	$0	$(20)	$2,932	$(3)	$(6)	$2,903

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,149	$0	$4,149
Industrials	0	1,061	0	1,061
Utilities	0	100	0	100
U.S. Government Agencies	0	20,654	0	20,654
U.S. Treasury Obligations	0	16,570	0	16,570
Non-Agency Mortgage-Backed Securities	0	446	0	446
Asset-Backed Securities
CMBS Other	0	177	0	177
Home Equity Other	0	1,452	0	1,452
Other ABS	0	234	0	234
Sovereign Issues	0	314	0	314
Short-Term Instruments
Repurchase Agreements	0	61,400	0	61,400

	$0	$106,557	$0	$106,557

Investments in Affiliates, at Value
Mutual Funds	15,077	0	0	15,077

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,584	$0	$0	$27,584

	$42,661	$0	$0	$42,661

Total Investments	$42,661	$106,557	$0	$149,218

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	266	33	0	299
Over the counter	0	1	0	1

	$266	$34	$0	$300

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(36)	0	(36)
Over the counter	0	(2)	0	(2)

	$0	$(38)	$0	$(38)

Total Financial Derivative Instruments	$266	$(4)	$0	$262

Totals	$42,927	$106,553	$0	$149,480

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Balanced Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general,

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Notes to Financial Statements	(Cont.)

the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the

NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or

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estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest

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Notes to Financial Statements	(Cont.)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$14,280	$454	$0	$0	$343	$15,077	$456	$0

PIMCO Short-Term Floating NAV Portfolio III	28,064	74,828	(75,300)	(4)	(4)	27,584	632	0

Totals	$42,344	$75,282	$(75,300)	$(4)	$339	$42,661	$1,088	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S.

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Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to

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Notes to Financial Statements	(Cont.)

collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are

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included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct

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Notes to Financial Statements	(Cont.)

investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment

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obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

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Notes to Financial Statements	(Cont.)

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Notes to Financial Statements	(Cont.)

collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class
0.66%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $1,647.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the management fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $35,986.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$89,738	$90,330	$454	$52,994

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	42	$375	14	$123
Issued as reinvestment of distributions

Administrative Class	322	3,000	769	7,000
Cost of shares redeemed

Administrative Class	(1,546)	(14,374)	(3,089)	(28,068)

Net increase (decrease) resulting from Portfolio share transactions	(1,182)	$(10,999)	(2,306)	$(20,945)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 100% of the Portfolio. The shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$5,082	$2,416

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$153,594	$2,745	$(5,262)	$(2,517)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	BRC	Barclays Bank PLC	MBC	HSBC Bank Plc

BOS	BofA Securities, Inc.	DUB	Deutsche Bank AG

Currency Abbreviations:

CAD	Canadian Dollar	TRY	Turkish New Lira	USD (or $)	United States Dollar

EUR	Euro

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap

CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced

34	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Balanced Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0942	$0.0000	$0.0000	$0.0942

June 2025	$0.0981	$0.0000	$0.0000	$0.0981

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

36	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITBALALLFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indexes, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO CommodityRealReturn® Strategy Portfolio	06/30/04	04/30/12	11/10/14	06/30/04	02/28/06	Diversified

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$5.42	$0.12	$0.28	$0.40	$(0.10)	$0.00	$(0.10)

12/31/2024	5.32	0.16	0.07	0.23	(0.13)	0.00	(0.13)

12/31/2023	6.86	0.17	(0.70)	(0.53)	(1.01)	0.00	(1.01)

12/31/2022	7.71	0.48	0.46	0.94	(1.79)	0.00	(1.79)

12/31/2021	6.03	0.33	1.67	2.00	(0.32)	0.00	(0.32)

12/31/2020	6.39	0.07	(0.07)	0.00	(0.36)	0.00	(0.36)
Class M

01/01/2025 - 06/30/2025+	5.38	0.10	0.27	0.37	(0.08)	0.00	(0.08)

12/31/2024	5.29	0.13	0.07	0.20	(0.11)	0.00	(0.11)

12/31/2023	6.82	0.14	(0.69)	(0.55)	(0.98)	0.00	(0.98)

12/31/2022	7.67	0.42	0.48	0.90	(1.75)	0.00	(1.75)

12/31/2021	6.01	0.27	1.69	1.96	(0.30)	0.00	(0.30)

12/31/2020	6.37	0.04	(0.06)	(0.02)	(0.34)	0.00	(0.34)
Administrative Class

01/01/2025 - 06/30/2025+	5.45	0.11	0.28	0.39	(0.09)	0.00	(0.09)

12/31/2024	5.35	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	6.89	0.16	(0.70)	(0.54)	(1.00)	0.00	(1.00)

12/31/2022	7.73	0.46	0.47	0.93	(1.77)	0.00	(1.77)

12/31/2021	6.05	0.29	1.70	1.99	(0.31)	0.00	(0.31)

12/31/2020	6.41	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)
Advisor Class

01/01/2025 - 06/30/2025+	5.56	0.11	0.28	0.39	(0.09)	0.00	(0.09)

12/31/2024	5.46	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	7.01	0.16	(0.72)	(0.56)	(0.99)	0.00	(0.99)

12/31/2022	7.84	0.45	0.49	0.94	(1.77)	0.00	(1.77)

12/31/2021	6.13	0.29	1.73	2.02	(0.31)	0.00	(0.31)

12/31/2020	6.49	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.72	7.30%	$14,155	2.92	%*	3.10	%*	0.75	%*	0.93	%*	4.35	%*	106%

5.42	4.34	9,992	2.13		2.29		0.74		0.90		2.91		227

5.32	(7.74)	6,140	1.33		1.49		0.74		0.90		2.95		190

6.86	8.79	6,572	1.14		1.35		0.74		0.95		5.96		126

7.71	33.47	9,934	0.79		1.02		0.75		0.98		4.50		197

6.03	1.50	2,976	1.09		1.23		0.74		0.88		1.28		250

5.67	6.96	488	3.37	*	3.55	*	1.20	*	1.38	*	3.61	*	106

5.38	3.73	462	2.58		2.74		1.19		1.35		2.34		227

5.29	(8.10)	549	1.78		1.94		1.19		1.35		2.42		190

6.82	8.42	1,231	1.59		1.80		1.19		1.40		5.29		126

7.67	32.74	691	1.24		1.47		1.20		1.43		3.75		197

6.01	1.08	384	1.54		1.68		1.19		1.33		0.69		250

5.75	7.19	237,133	3.07	*	3.25	*	0.90	*	1.08	*	3.94	*	106

5.45	4.16	226,109	2.28		2.44		0.89		1.05		2.80		227

5.35	(7.85)	240,652	1.48		1.64		0.89		1.05		2.79		190

6.89	8.76	317,325	1.29		1.50		0.89		1.10		5.69		126

7.73	33.17	302,024	0.94		1.17		0.90		1.13		4.05		197

6.05	1.35	223,298	1.24		1.38		0.89		1.03		1.02		250

5.86	6.99	134,091	3.17	*	3.35	*	1.00	*	1.18	*	3.85	*	106

5.56	3.97	126,901	2.38		2.54		0.99		1.15		2.70		227

5.46	(7.93)	147,670	1.58		1.74		0.99		1.15		2.69		190

7.01	8.66	188,537	1.39		1.60		0.99		1.20		5.57		126

7.84	33.11	158,636	1.04		1.27		1.00		1.23		3.95		197

6.13	1.23	111,152	1.34		1.48		0.99		1.13		0.91		250

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO CommodityRealReturn® Strategy Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$760,101
Investments in Affiliates	3,032
Financial Derivative Instruments
Exchange-traded or centrally cleared	948
Over the counter	1,402
Cash	182
Deposits with counterparty	3,469
Foreign currency, at value	1,511
Receivable for investments sold	143,225
Receivable for investments sold on a delayed-delivery basis	429
Receivable for TBA investments sold	61,973
Receivable for Portfolio shares sold	1,066
Interest and/or dividends receivable	1,393
Dividends receivable from Affiliates	5
Reimbursement receivable from PIMCO	56
Other assets	9
Total Assets	978,801

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$335,012
Payable for short sales	10,438
Financial Derivative Instruments
Exchange-traded or centrally cleared	856
Over the counter	17,130
Payable for investments purchased	134,042
Payable for investments in Affiliates purchased	5
Payable for investments purchased on a delayed-delivery basis	1,500
Payable for TBA investments purchased	93,092
Deposits from counterparty	284
Payable for Portfolio shares redeemed	234
Accrued investment advisory fees	191
Accrued supervisory and administrative fees	94
Accrued distribution fees	27
Accrued servicing fees	29

Total Liabilities	592,934

Commitments and Contingent Liabilities^

Net Assets	$385,867

Net Assets Consist of:

Paid in capital	$439,597
Distributable earnings (accumulated loss)	(53,730)

Net Assets	$385,867

Net Assets:

Institutional Class	$14,155
Class M	488
Administrative Class	237,133
Advisor Class	134,091

Shares Issued and Outstanding:

Institutional Class	2,476
Class M	86
Administrative Class	41,270
Advisor Class	22,863

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.72
Class M	5.67
Administrative Class	5.75
Advisor Class	5.86

Cost of investments in securities	$757,843
Cost of investments in Affiliates	$3,032
Cost of foreign currency held	$1,489
Proceeds received on short sales	$10,283
Cost or premiums of financial derivative instruments, net	$235

* Includes repurchase agreements of:	$210,346

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO CommodityRealReturn® Strategy Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$13,278
Dividends from Investments in Affiliates	70
Total Income	13,348

Expenses:

Investment advisory fees	1,176
Supervisory and administrative fees	575
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	175
Distribution and/or servicing fees - Advisor Class	167
Trustee fees	10
Interest expense	4,135
Miscellaneous expense	2
Total Expenses	6,241
Waiver and/or Reimbursement by PIMCO	(346)
Net Expenses	5,895

Net Investment Income (Loss)	7,453

Net Realized Gain (Loss):

Investments in securities	(27)
Investments in Affiliates	(27)
Exchange-traded or centrally cleared financial derivative instruments	(3,881)
Over the counter financial derivative instruments	25,246
Short sales	(15)
Foreign currency	4

Net Realized Gain (Loss)	21,300

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	14,010
Exchange-traded or centrally cleared financial derivative instruments	1,648
Over the counter financial derivative instruments	(18,662)
Foreign currency assets and liabilities	(240)

Net Change in Unrealized Appreciation (Depreciation)	(3,244)

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,509

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Consolidated Statements of Changes in Net Assets	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,453	$10,565
Net realized gain (loss)	21,300	(1,592)
Net change in unrealized appreciation (depreciation)	(3,244)	6,376

Net Increase (Decrease) in Net Assets Resulting from Operations	25,509	15,349

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(227)	(165)
Class M	(7)	(9)
Administrative Class	(3,733)	(5,188)
Advisor Class	(2,035)	(2,775)

Total Distributions(a)	(6,002)	(8,137)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	2,896	(38,759)

Total Increase (Decrease) in Net Assets	22,403	(31,547)

Net Assets:

Beginning of period	363,464	395,011
End of period	$385,867	$363,464

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$25,509

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(581,705)
Proceeds from sales of long-term securities	537,898
(Purchases) Proceeds from sales of short-term portfolio investments, net	(92,025)
(Increase) decrease in deposits with counterparty	(1,125)
(Increase) decrease in receivable for investments sold	(30,009)
(Increase) decrease in interest and/or dividends receivable	(64)
(Increase) decrease in dividends receivable from Affiliates	9
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(2,149)
Proceeds from (Payments on) over the counter financial derivative instruments	25,111
(Increase) decrease in reimbursement receivable from PIMCO	(7)
(Increase) decrease in other assets	(1)
Increase (decrease) in payable for investments purchased	61,207
Increase (decrease) in deposits from counterparty	(2,780)
Increase (decrease) in accrued investment advisory fees	6
Increase (decrease) in accrued supervisory and administrative fees	3
Proceeds from (Payments on) short sales transactions, net	10,268
Proceeds from (Payments on) foreign currency transactions	(30)
Net Realized (Gain) Loss
Investments in securities	27
Investments in Affiliates	27
Exchange-traded or centrally cleared financial derivative instruments	3,881
Over the counter financial derivative instruments	(25,246)
Short sales	15
Foreign currency	(4)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(14,010)
Exchange-traded or centrally cleared financial derivative instruments	(1,648)
Over the counter financial derivative instruments	18,662
Foreign currency assets and liabilities	240
Net amortization (accretion) on investments	(1,528)

Net Cash Provided by (Used for) Operating Activities	(69,468)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	56,489
Payments on shares redeemed	(60,633)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	1,595
Payments on reverse repurchase agreements	(10,403)
Proceeds from sale-buyback transactions	2,431,745
Payments on sale-buyback transactions	(2,350,522)

Net Cash Received from (Used for) Financing Activities	68,271

Net Increase (Decrease) in Cash and Foreign Currency	(1,197)

Cash and Foreign Currency:

Beginning of year	2,890
End of year	$1,693

* Reinvestment of distributions	$6,002

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$4,667

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 197.0%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$114
7.750% due 03/01/2029 •		100	133

Total Corporate Bonds & Notes (Cost $208)			247

U.S. GOVERNMENT AGENCIES 19.5%

Fannie Mae
4.770% due 05/25/2042 •		$1	1
5.255% due 03/25/2055 •		1,807	1,809
5.335% due 06/25/2055 •		1,887	1,896
5.505% due 12/25/2053 •		1,149	1,152
5.524% due 07/25/2055 •		1,700	1,704
5.697% due 10/01/2044 •		1	1
6.309% due 01/01/2036 •		8	8
6.405% due 11/01/2035 •		3	3
6.782% due 05/25/2035 ~		5	5
7.037% due 11/01/2034 •		4	4
7.529% due 07/01/2035 •		3	3

Freddie Mac
4.814% due 07/15/2044 •		104	102
4.868% due 09/15/2042 •		211	208
5.245% due 11/25/2054 •		1,793	1,789
5.255% due 04/25/2055 •		1,622	1,619
5.305% due 02/25/2055 •		1,688	1,691
5.455% due 03/25/2055 •		977	978
5.505% due 02/25/2055 •		1,677	1,682
5.599% due 02/25/2045 •		17	16
6.430% due 01/01/2034 •		1	1
6.564% due 07/01/2036 •		31	31
6.901% due 10/01/2036 •		11	11
7.195% due 09/01/2036 •		10	10

Ginnie Mae
3.500% due 12/20/2052 - 06/20/2055		19,872	18,120
5.461% due 08/20/2068 •		288	290
5.592% due 04/20/2067 •		149	151

Ginnie Mae, TBA
3.500% due 07/01/2055		2,680	2,437

U.S. Small Business Administration
5.510% due 11/01/2027		17	17

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 -08/01/2055		11,028	10,255
4.500% due 08/01/2055		13,900	13,291
5.500% due 08/01/2055		3,300	3,297
6.000% due 08/01/2055		9,500	9,645
6.500% due 08/01/2055		2,900	2,990

Total U.S. Government Agencies (Cost $74,376)			75,217

U.S. TREASURY OBLIGATIONS 101.8%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2026 (f)		44,320	43,941
0.125% due 10/15/2026		6,726	6,650
0.125% due 04/15/2027 (f)(h)		21,585	21,136
0.125% due 01/15/2030 (f)		20,072	18,948
0.125% due 07/15/2030 (j)		1,226	1,152
0.250% due 07/15/2029 (f)		18,057	17,345
0.375% due 07/15/2025		3,111	3,110
0.375% due 01/15/2027 (f)		21,658	21,364
0.375% due 07/15/2027 (f)		16,758	16,534
0.500% due 01/15/2028 (f)		26,303	25,818
0.625% due 07/15/2032		110	103
0.625% due 02/15/2043 (j)		209	156
0.750% due 07/15/2028		5,725	5,656
0.875% due 01/15/2029 (f)		18,801	18,513
1.000% due 02/15/2046		2,843	2,156
1.250% due 04/15/2028 (f)		32,082	32,028
1.375% due 07/15/2033		2,324	2,257
1.375% due 02/15/2044 (j)		138	116
1.625% due 10/15/2027 (f)		26,800	27,138

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 10/15/2029 (f)		$31,704	$32,103
1.625% due 04/15/2030		21,564	21,726
1.750% due 01/15/2028		1,796	1,819
1.750% due 01/15/2034		2,296	2,277
1.875% due 07/15/2034 (f)		5,213	5,220
2.125% due 04/15/2029 (f)		28,518	29,292
2.125% due 01/15/2035 (f)		2,439	2,481
2.125% due 02/15/2040 (j)		341	337
2.125% due 02/15/2054 (j)		105	96
2.375% due 10/15/2028 (f)		28,799	29,879
2.500% due 01/15/2029 (j)		2,450	2,550
3.875% due 04/15/2029 (j)		882	963

Total U.S. Treasury Obligations (Cost $389,903)			392,864

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Alliance Bancorp Trust
4.914% due 07/25/2037 •		104	93

Banc of America Mortgage Trust
5.442% due 06/25/2035 ~		9	8
5.545% due 11/25/2035 ~		5	4

Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~		14	12
4.847% due 03/25/2035 ~		18	16
7.105% due 01/25/2035 ~		26	27

Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~		83	77

Countrywide Alternative Loan Trust
4.627% due 12/20/2046 •		465	407
4.674% due 06/25/2036 •		261	245
5.000% due 07/25/2035		35	19
6.000% due 02/25/2037		118	46

Countrywide Home Loan Mortgage Pass-Through Trust
5.029% due 10/20/2035 ~		618	585

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.591% due 09/29/2036 •		36	36
5.154% due 10/26/2036 ~		23	21

Eurosail-U.K. PLC
5.308% due 06/13/2045 •	GBP	58	79

First Horizon Alternative Mortgage Securities Trust
5.876% due 06/25/2034 ~		$2	2
6.000% due 02/25/2037		37	13

GreenPoint Mortgage Funding Trust
4.794% due 09/25/2046 •		60	56
4.974% due 11/25/2045 •		3	3

GSR Mortgage Loan Trust
6.922% due 01/25/2035 ~		4	4

HarborView Mortgage Loan Trust
4.912% due 03/19/2036 •		15	14

IndyMac INDA Mortgage Loan Trust
5.373% due 11/25/2035 ~		3	3

JP Morgan Mortgage Trust
5.875% due 02/25/2035 ~		10	10
6.739% due 07/25/2035 ~		3	4
6.830% due 08/25/2035 ~		9	9

MASTR Adjustable Rate Mortgages Trust
6.043% due 11/21/2034 ~		4	4

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.166% due 09/15/2030 •		6	6

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		404	388

Residential Accredit Loans, Inc. Trust
5.397% due 10/25/2037 ~		19	15
5.759% due 09/25/2045 •		37	31

Residential Asset Securitization Trust
4.834% due 05/25/2035 •		47	28

Sequoia Mortgage Trust
4.832% due 07/20/2036 •		37	32

Structured Adjustable Rate Mortgage Loan Trust
5.799% due 01/25/2035 •		5	4
6.525% due 02/25/2034 ~		2	2

Structured Asset Mortgage Investments Trust
4.854% due 04/25/2036 •		2	2
5.092% due 10/19/2034 •		3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
5.135% due 12/25/2035 ~	$22	$21
5.169% due 05/25/2047 •	80	70

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	9	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,479)		2,407

ASSET-BACKED SECURITIES 7.7%

CMBS OTHER 0.5%

Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •	688	689

LoanCore Issuer Ltd.
5.853% due 01/17/2037 •	491	493

MF1 LLC
6.468% due 06/19/2037 •	661	661

TPG Real Estate Finance Issuer Ltd.
5.964% due 02/15/2039 •	353	354

		2,197

HOME EQUITY OTHER 1.0%

ABFC Trust
4.714% due 10/25/2036 •	579	533

Argent Mortgage Loan Trust
4.914% due 05/25/2035 •	49	44

Argent Securities Trust
4.734% due 07/25/2036 •	205	184
4.754% due 05/25/2036 •	542	130

CIT Mortgage Loan Trust
6.684% due 10/25/2037 •	429	434

Citigroup Mortgage Loan Trust
4.894% due 12/25/2036 •	33	22

Countrywide Asset-Backed Certificates
4.934% due 03/25/2037 •	72	71
5.634% due 10/25/2035 •	6	6

Countrywide Asset-Backed Certificates Trust
4.624% due 11/25/2037 •	363	345
5.174% due 08/25/2047 •	76	74

Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 •	7	5
4.654% due 07/25/2037 •	31	20

Ellington Loan Acquisition Trust
5.534% due 05/25/2037 •	13	13

Fremont Home Loan Trust
4.704% due 10/25/2036 •	72	66

GSAA Trust
6.720% due 03/25/2046 þ	35	19

GSAMP Trust
4.504% due 12/25/2036 •	40	20
5.409% due 03/25/2035 •	62	59

Home Equity Asset Trust
5.109% due 02/25/2036 •	173	169

JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •	8	8

Long Beach Mortgage Loan Trust
4.674% due 08/25/2036 •	456	183

MASTR Asset-Backed Securities Trust
4.734% due 10/25/2036 •	159	52

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	41	23
6.410% due 11/25/2036	661	145

New Century Home Equity Loan Trust
5.199% due 02/25/2035 •	62	60

Renaissance Home Equity Loan Trust
5.534% due 09/25/2037 •	877	355

Residential Asset Securities Corp. Trust
4.894% due 06/25/2036 •	125	123
4.929% due 04/25/2036 •	22	22

Saxon Asset Securities Trust
4.744% due 09/25/2037 •	69	67

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
4.734% due 07/25/2036 •		$263	$103
4.754% due 07/25/2036 •		127	42

Soundview Home Loan Trust
4.634% due 06/25/2037 •		501	340

Structured Asset Securities Corp. Mortgage Loan Trust
5.939% due 04/25/2035 •		8	8

			3,745

WHOLE LOAN COLLATERAL 0.6%

Citigroup Mortgage Loan Trust, Inc.
4.929% due 10/25/2036 •		400	393

IndyMac INDB Mortgage Loan Trust
4.574% due 07/25/2036 •		212	67

Lehman XS Trust
4.702% due 06/25/2036 þ		72	71
4.754% due 05/25/2036 •		61	52
6.734% due 12/25/2037 •		287	280

Securitized Asset-Backed Receivables LLC Trust
4.874% due 10/25/2036 •		3,656	1,214
4.934% due 05/25/2036 •		412	212

			2,289

OTHER ABS 5.6%

Arbour CLO DAC
3.293% due 11/15/2037 •	EUR	1,000	1,178

Atlas Senior Loan Fund Ltd.
5.614% due 04/22/2031 •		$133	134

Barings CLO Ltd.
5.521% due 01/20/2031 •		185	185

Blackrock European CLO DAC
2.899% due 10/15/2031 •	EUR	312	366

Carlyle Euro CLO DAC
2.979% due 01/15/2031 •		400	472

Carlyle Global Market Strategies Euro CLO Ltd.
2.893% due 11/15/2031 •		453	534

Carval CLO Ltd.
5.259% due 07/20/2032 •		$1,973	1,974

CIFC European Funding CLO DAC
3.329% due 01/15/2034 •	EUR	1,000	1,178

CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •		269	317
2.929% due 10/15/2031 •		511	602

Dryden CLO Ltd.
5.530% due 01/17/2033 •		$386	386

Dryden Euro CLO DAC
3.003% due 05/15/2034 •	EUR	288	339
3.216% due 10/18/2034 •		1,900	2,228

Dryden Senior Loan Fund
5.418% due 04/15/2029 •		$91	91

Elevation CLO Ltd.
5.412% due 07/25/2034 •		500	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elmwood CLO Ltd.
5.463% due 04/22/2035 «		$1,500	$1,500

Euro-Galaxy CLO DAC
2.811% due 04/24/2034 •	EUR	498	586

Harvest CLO DAC
2.916% due 10/20/2031 •		358	422

LCM Ltd.
5.588% due 04/15/2031 •		$331	332
5.601% due 01/20/2031 •		44	44
5.648% due 10/15/2031 •		175	175

Madison Park Euro Funding DAC
3.029% due 01/15/2032 •	EUR	693	814

Madison Park Funding Ltd.
5.319% due 10/19/2034 •		$1,600	1,598
5.514% due 07/27/2031 •		548	549

OAK Hill European Credit Partners DAC
2.976% due 10/20/2031 •	EUR	147	173

Palmer Square European Loan Funding DAC
2.999% due 10/15/2031 •		197	231

SLM Student Loan Trust
5.175% due 10/25/2064 •		$208	208

St Paul’s CLO DAC
3.138% due 10/25/2035 •	EUR	500	587

Steele Creek CLO Ltd.
5.528% due 04/15/2031 •		$451	451

Tikehau CLO DAC
3.179% due 10/15/2031 •	EUR	630	743

Venture CLO Ltd.
5.578% due 09/07/2030 •		$96	96
5.664% due 04/20/2032 •		482	482

Verdelite Static CLO Ltd.
5.399% due 07/20/2032 •		1,682	1,680

Voya CLO Ltd.
5.498% due 06/07/2030 •		89	89

Voya Euro CLO DAC
3.239% due 07/15/2035 •	EUR	400	471

			21,716

Total Asset-Backed Securities (Cost $30,758)			29,947

SOVEREIGN ISSUES 6.9%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (b)	BRL	1,400	258
0.000% due 10/01/2025 (b)		29,800	5,291
0.000% due 04/01/2026 (b)		15,300	2,537

Canada Government Bond
4.250% due 12/01/2026 (c)	CAD	1,116	862

France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,803	3,282
0.100% due 07/25/2031 (c)		3,174	3,570

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		743	852
1.800% due 05/15/2036 (c)		310	365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	379,669	$2,730
0.100% due 03/10/2029 (c)		942,614	6,808

Mexican Udibonos
4.000% due 08/24/2034 (c)	MXN	867	43

Total Sovereign Issues (Cost $27,303)			26,598

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(d)		230,000	234

Total Preferred Securities (Cost $230)			234

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 60.3%

REPURCHASE AGREEMENTS (e) 54.5%
			210,346

U.S. TREASURY BILLS 5.8%
4.290% due 07/03/2025 - 10/21/2025 (a)(b)(j)		$22,324	22,241

Total Short-Term Instruments (Cost $232,586)			232,587

Total Investments in Securities (Cost $757,843)			760,101

		SHARES
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III		311,408	3,032

Total Short-Term Instruments (Cost $3,032)			3,032

Total Investments in Affiliates (Cost $3,032)			3,032

Total Investments 197.8% (Cost $760,875)			$763,133

Financial Derivative Instruments (g)(i) (4.1)% (Cost or Premiums, net $235)			(15,636)

Other Assets and Liabilities, net (93.7)%			(361,630)

Net Assets 100.0%			$385,867

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$11,700	U.S. Treasury Notes 3.625% due 03/31/2028	$(11,953)	$11,700	$11,701
	4.450	06/30/2025	07/01/2025	67,600	U.S. Treasury Notes 4.375% due 11/30/2028	(69,101)	67,600	67,608
BPS	4.430	07/01/2025	07/02/2025	67,600	U.S. Treasury Notes 0.375% due 07/31/2027	(68,984)	67,600	67,600
DEU	4.410	06/30/2025	07/01/2025	4,646	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026	(4,646)	4,646	4,647
	4.420	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 3.250% due 05/15/2042	(102)	100	100
	4.470	06/30/2025	07/01/2025	100	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(102)	100	100
	4.470	07/01/2025	07/02/2025	58,600	U.S. Treasury Bonds 2.000% due 11/15/2041	(59,844)	58,600	58,600

Total Repurchase Agreements						$(214,732)	$210,346	$210,356

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	4.450%	06/18/2025	07/30/2025	$(162,697)	$(162,958)
	4.500	07/01/2025	07/02/2025	(143,125)	(143,125)
GSC	4.450	06/04/2025	07/02/2025	(17,460)	(17,518)
	4.450	06/23/2025	07/28/2025	(10,204)	(10,214)
TDM	4.440	06/16/2025	07/14/2025	(409)	(410)
	4.470	06/24/2025	07/01/2025	(786)	(787)

Total Sale-Buyback Transactions					$(335,012)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Ginnie Mae, TBA	3.500%	07/01/2055	$11,480	$(10,283)	$(10,438)

Total Short Sales (2.7)%				$(10,283)	$(10,438)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$79,309	$0	$0	$79,309	$(81,054)	$(1,745)
BPS	67,600	0	0	67,600	(68,984)	(1,384)
DEU	63,447	0	0	63,447	(64,694)	(1,247)

Master Securities Forward Transaction Agreement
BPG	0	0	(306,083)	(306,083)	306,267	184
BPS	0	0	0	0	(280)	(280)
GSC	0	0	(27,732)	(27,732)	27,788	56
TDM	0	0	(1,197)	(1,197)	1,199	2

Total Borrowings and Other Financing Transactions	$210,356	$0	$(335,012)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(787)	$(334,225)	$0	$0	$(335,012)

Total Borrowings	$(787)	$(334,225)	$0	$0	$(335,012)

Payable for sale-buyback financing transactions					$(335,012)

(f)	Securities with an aggregate market value of $335,254 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(184,257) at a weighted average interest rate of 4.359%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(638) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Natural Gas August 2025 Futures	$3.400	07/28/2025	1	$10	$(1)	$(2)

Total Written Options					$(1)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	267	$77,185	$173	$12	$(35)
Arabica Coffee December Futures	12/2025	2	221	(52)	0	(2)
Australia Government 10-Year Bond September Futures	09/2025	67	5,054	41	0	(23)
Brent Crude December Futures	10/2025	23	1,493	23	0	(2)
Brent Crude December Futures	10/2026	15	974	23	0	(3)
Brent Crude February Futures	12/2025	8	518	9	0	(1)
Brent Crude January Futures	11/2025	13	842	(9)	0	(1)
Brent Crude June Futures	04/2026	3	194	7	0	0
Brent Crude October Futures	08/2025	4	263	16	0	0
Brent Crude September Futures	07/2025	2	133	0	0	0
California Carbon Allowance December Futures	12/2025	120	3,407	(107)	37	0
California Carbon Allowance Vintage December Futures	12/2026	292	8,804	(402)	82	0
Cocoa September Futures	09/2025	3	270	(12)	2	0
Copper August Futures	08/2025	9	2,229	35	35	0
Copper July Futures	07/2025	4	995	42	42	0
Cotton No. 2 December Futures	12/2025	3	102	1	0	(2)
Euro-Bobl September Futures	09/2025	31	4,297	(20)	3	(9)
Euro-BTP September Futures	09/2025	88	12,543	37	20	(24)
European Climate Exchange December Futures	12/2025	7	569	(36)	5	(16)
Gas Oil December Futures	12/2025	38	2,393	23	0	(2)
Gold 100 oz. December Futures	12/2025	2	673	(19)	4	0
Hard Red Winter Wheat September Futures	09/2025	47	1,238	(45)	0	(16)
Henry Hub Natural Gas April Futures	03/2030	3	23	(3)	0	0
Henry Hub Natural Gas April Futures	03/2031	1	8	(1)	0	0
Henry Hub Natural Gas August Futures	07/2030	3	25	0	0	0
Henry Hub Natural Gas August Futures	07/2031	1	9	0	0	0
Henry Hub Natural Gas December Futures	11/2030	3	31	6	0	0
Henry Hub Natural Gas December Futures	11/2031	1	10	2	0	0
Henry Hub Natural Gas February Futures	01/2030	3	32	7	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	2	0	0
Henry Hub Natural Gas January Futures	12/2029	3	34	9	0	0
Henry Hub Natural Gas January Futures	12/2030	1	11	3	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas July Futures	06/2030	3	$25	$(1)	$0	$0
Henry Hub Natural Gas July Futures	06/2031	1	8	0	0	0
Henry Hub Natural Gas June Futures	05/2030	3	24	(2)	0	0
Henry Hub Natural Gas June Futures	05/2031	1	8	0	0	0
Henry Hub Natural Gas March Futures	02/2030	3	27	1	0	0
Henry Hub Natural Gas March Futures	02/2031	1	9	0	0	0
Henry Hub Natural Gas May Futures	04/2030	3	22	(3)	0	0
Henry Hub Natural Gas May Futures	04/2031	1	8	(1)	0	0
Henry Hub Natural Gas November Futures	10/2030	3	28	2	0	0
Henry Hub Natural Gas November Futures	10/2031	1	9	1	0	0
Henry Hub Natural Gas October Futures	09/2030	3	26	0	0	0
Henry Hub Natural Gas October Futures	09/2031	1	9	0	0	0
Henry Hub Natural Gas September Futures	08/2030	3	25	0	0	0
Henry Hub Natural Gas September Futures	08/2031	1	9	0	0	0
Iron Ore August Futures	08/2025	14	132	1	0	0
Iron Ore September Futures	09/2025	67	628	(11)	0	(1)
Live Cattle October Futures	10/2025	11	925	(1)	2	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	1	11	0	0	0
Mont Belvieu Ethane (OPIS) January Futures	01/2026	1	11	0	0	0
Natural Gas April Futures	03/2027	6	209	8	0	(3)
Natural Gas August Futures	07/2025	3	104	(1)	0	(1)
Natural Gas December Futures	11/2025	49	2,234	(119)	0	(120)
Natural Gas May Futures	04/2026	3	114	(4)	0	(5)
Natural Gas November Futures	10/2025	13	518	(28)	0	(33)
New York Harbor December Futures	11/2025	3	276	(8)	2	0
Nickel September Futures	09/2025	2	182	(5)	0	(5)
Palladium September Futures	09/2025	1	111	3	0	(5)
Platinum October Futures	10/2025	4	269	36	0	(2)
RBOB Gasoline August Futures	07/2025	4	348	(9)	0	0
RBOB Gasoline September Futures	08/2025	5	429	(19)	1	0
Silver September Futures	09/2025	1	181	(4)	0	(1)
Soybean Meal December Futures	12/2025	67	1,938	(107)	5	0
Soybean November Futures	11/2025	21	1,078	(16)	2	0
Soybean Oil January Futures	01/2026	3	95	(2)	0	0
U.S. Treasury 5-Year Note September Futures	09/2025	24	2,616	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	97	11,084	246	47	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	128	15,248	647	156	0
WTI Crude December Futures	11/2025	13	801	(18)	0	(1)
WTI Crude December Futures	11/2026	15	922	(61)	0	(2)
WTI Crude February Futures	01/2026	11	675	13	0	(1)
WTI Crude January Futures	12/2025	12	737	(33)	0	(1)
WTI Crude March Futures	02/2026	12	736	(16)	0	(1)

				$242	$457	$(318)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	267	$(77,142)	$(131)	$20	$(4)
Aluminum September Futures	09/2025	3	(195)	(8)	0	(8)
Arabica Coffee September Futures	09/2025	2	(225)	58	3	0
Brent Crude April Futures	02/2026	5	(324)	15	1	0
Brent Crude December Futures	10/2027	16	(1,049)	(11)	3	0
Brent Crude July Futures	05/2026	2	(129)	(2)	0	0
Brent Crude March Futures	01/2026	4	(259)	1	0	0
Brent Crude May Futures	03/2026	7	(453)	18	1	0
Brent Crude November Futures	09/2025	6	(392)	(16)	1	0
Copper August Futures	08/2025	4	(506)	(6)	4	0
Copper September Futures	09/2025	24	(3,050)	(106)	24	0
Corn December Futures	12/2026	15	(343)	5	0	(1)
Corn September Futures	09/2025	102	(2,087)	101	12	0
Euro-Bund September Futures	09/2025	68	(10,425)	82	30	(2)
Euro-Buxl 30-Year Bond September Futures	09/2025	11	(1,539)	29	5	0
Euro-Oat September Futures	09/2025	130	(18,964)	143	41	(9)
Euro-Schatz September Futures	09/2025	56	(7,075)	12	6	(2)
Gas Oil August Futures	08/2025	11	(727)	85	0	(2)
Gas Oil July Futures	07/2025	7	(474)	(37)	0	(1)
Gas Oil June Futures	06/2026	18	(1,111)	10	3	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Hard Red Winter Wheat December Futures	12/2025	17	$(468)	$39	$6	$0
Henry Hub Natural Gas April Futures	03/2026	1	(10)	(1)	1	0
Henry Hub Natural Gas August Futures	07/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas December Futures	11/2026	1	(12)	(3)	0	0
Henry Hub Natural Gas February Futures	01/2026	2	(23)	(2)	1	0
Henry Hub Natural Gas January Futures	12/2025	2	(24)	(3)	1	0
Henry Hub Natural Gas July Futures	06/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas June Futures	05/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas March Futures	02/2026	1	(10)	(1)	1	0
Henry Hub Natural Gas May Futures	04/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas November Futures	10/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas October Futures	09/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas September Futures	08/2026	1	(10)	(1)	0	0
Lead September Futures	09/2025	1	(51)	(1)	0	(1)
Lean Hogs October Futures	10/2025	19	(702)	7	17	0
Natural Gas April Futures	03/2026	3	(115)	4	5	0
Natural Gas January Futures	12/2025	59	(2,863)	182	143	0
Natural Gas January Futures	12/2026	6	(301)	(8)	6	0
Natural Gas September Futures	08/2025	13	(454)	29	27	0
New York Harbor August Futures	07/2025	4	(382)	7	0	(5)
RBOB Gasoline October Futures	09/2025	5	(397)	(21)	0	0
SNG KEROS vs. SNG GA August Futures	08/2025	3	4	2	0	0
SNG KEROS vs. SNG GA February Futures	02/2026	1	0	0	0	0
SNG KEROS vs. SNG GA January Futures	01/2026	1	0	0	0	0
SNG KEROS vs. SNG GA March Futures	03/2026	1	0	0	0	0
SNG KEROS vs. SNG GA September Futures	09/2025	2	2	1	0	0
Soybean Meal January Futures	01/2026	12	(351)	14	0	(1)
Soybean Oil December Futures	12/2025	6	(190)	(15)	0	(1)
Sugar No. 11 March Futures	02/2026	20	(379)	22	10	0
U.S. Treasury 2-Year Note September Futures	09/2025	355	(73,848)	(218)	0	(17)
U.S. Treasury 10-Year Note September Futures	09/2025	39	(4,373)	(4)	0	(3)
U.S. Treasury Long-Term Bond September Futures	09/2025	218	(25,172)	(905)	0	(218)
UK Natural Gas August Futures	08/2025	5	(167)	17	8	0
Wheat December Futures	12/2025	9	(252)	9	1	0
Wheat September Futures	09/2025	43	(1,157)	28	5	0
WTI Crude April Futures	03/2026	5	(307)	26	0	0
WTI Crude August Futures	07/2025	10	(651)	16	4	0
WTI Crude December Futures	11/2025	2	(123)	(7)	0	0
WTI Crude December Futures	11/2027	15	(927)	(17)	2	0
WTI Crude June Futures	05/2026	13	(797)	16	1	0
WTI Crude June Futures	06/2026	6	(368)	7	1	0
WTI Crude May Futures	04/2026	6	(368)	22	1	0
WTI Crude November Futures	10/2025	6	(372)	7	1	0
WTI Crude November Futures	11/2026	1	(61)	(2)	0	0
WTI Crude October Futures	09/2025	6	(377)	(15)	1	0
WTI Crude September Futures	08/2025	28	(1,788)	9	6	0
Zinc September Futures	09/2025	3	(206)	(5)	0	(5)

				$(532)	$403	$(280)

Total Futures Contracts				$(290)	$860	$(598)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	17,900	$(325)	$102	$(223)	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	5	11	16	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	(27)	58	31	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	27	38	65	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$5,220	(9)	13	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,500	(104)	34	(70)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	36	(72)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		700	(1)	(10)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,550	69	(23)	46	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		8,670	(64)	(179)	(243)	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	169	614	0	(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.237%	Semi-Annual	11/21/2053		$1,400	$350	$126	$476	$0	$(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	755	1,261	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	111	172	0	(18)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	13,000	0	(38)	(38)	5	0
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		39,330	(1,787)	282	(1,505)	0	(80)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	104	530	3	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	109	558	3	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	207	1,057	5	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,990	701	400	1,101	34	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	(4)	19	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	0	1	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,200	0	5	5	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	0	(28)	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	(4)	(5)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,500	(1)	(29)	(30)	4	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	(6)	(8)	2	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		80	(3)	3	0	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	6	(17)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	16	7	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	54	26	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	15	7	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	18	(1)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	51	73	0	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	42	88	0	0
Pay	CPTFEMU	2.720	Maturity	04/15/2053		400	34	27	61	0	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	21	53	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	14	30	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	27	67	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026		$3,100	0	(13)	(13)	0	0
Pay	CPURNSA	2.820	Maturity	02/05/2026		1,800	0	(5)	(5)	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		2,000	0	(6)	(6)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		2,000	0	(1)	(1)	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		400	0	2	2	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	10	3	13	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		1,900	0	4	4	0	0
Pay	CPURNSA	2.101	Maturity	07/20/2027		1,800	(215)	(45)	(260)	0	(1)
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(33)	(191)	0	(1)
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(48)	(271)	0	(1)
Receive	CPURNSA	1.793	Maturity	08/24/2027		600	89	16	105	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		300	44	8	52	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	8	50	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(16)	(90)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(15)	(85)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(34)	(197)	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(44)	(228)	0	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		630	(55)	(13)	(68)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(19)	(102)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(20)	(103)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(37)	(195)	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	19	87	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	8	35	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(21)	(148)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(8)	(62)	0	0
Pay	CPURNSA	1.997	Maturity	07/25/2029		2,800	(359)	(55)	(414)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	119	1,015	4	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	24	(23)	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,600	9	32	41	11	0
Pay	UKRPI	3.466	Maturity	09/15/2034		700	0	14	14	4	0

Total Swap Agreements							$688	$2,385	$3,073	$87	$(248)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$861	$87	$948	$(2)	$(606)	$(248)	$(856)

(h)	Securities with an aggregate market value of $3,218 and cash of $3,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $1 and liability of $(8) for closed futures is outstanding at period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	1,914		$266	$0	$(2)
	07/2025	EUR	175		205	0	(1)
	07/2025		$2,181	AUD	3,357	29	0
	07/2025		262	NZD	435	3	0
	08/2025	AUD	3,357		$2,182	0	(29)
	08/2025	CNH	5,090		710	0	(4)
	08/2025	NZD	435		262	0	(3)
	08/2025		$205	EUR	175	1	0

BOA	07/2025	AUD	270		$176	0	(2)
	07/2025	EUR	16,657		18,940	0	(682)
	07/2025	KRW	299,260		219	0	(2)
	07/2025		$203	IDR	3,314,013	1	0
	07/2025		101	SGD	130	1	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	SGD	130		101	0	(1)
	08/2025	TWD	83		2	0	0

BPS	07/2025	BRL	1,392		255	0	(1)
	07/2025	NOK	605		60	0	0
	07/2025	SEK	575		60	0	(1)
	07/2025	THB	227		7	0	0
	07/2025	TWD	16,617		511	0	(61)
	07/2025		$250	BRL	1,391	6	0
	07/2025		205	EUR	181	8	0
	07/2025		560	IDR	9,129,677	3	0
	07/2025		40	THB	1,310	0	0
	07/2025		139	TWD	4,149	3	0
	08/2025	CNH	2,812		$394	0	(1)
	08/2025	TWD	13,814		424	0	(56)
	08/2025		$286	INR	24,884	3	0
	08/2025		628	TWD	18,568	17	0
	10/2025	BRL	10,600		$1,768	0	(138)

BRC	07/2025	EUR	32		37	0	(1)
	07/2025	GBP	856		1,165	0	(10)
	07/2025	ILS	2,169		623	0	(21)
	07/2025	KRW	35,009		26	0	0
	07/2025	NOK	131		13	0	0
	07/2025		$309	ILS	1,043	1	0
	07/2025		19	PLN	71	1	0
	07/2025		404	ZAR	7,310	8	0
	08/2025		1,165	GBP	856	10	0

BSH	07/2025	BRL	9,380		$1,702	0	(24)
	07/2025		$1,719	BRL	9,380	8	0
	08/2025		1,702		9,452	24	0

CBK	07/2025	BRL	4,430		$812	0	(4)
	07/2025	KRW	2,556,948		1,865	0	(26)
	07/2025	THB	11,899		358	0	(9)
	07/2025	TWD	28,753		884	0	(106)
	07/2025		$763	BRL	4,430	52	0
	07/2025		196	IDR	3,199,171	1	0
	07/2025		263	TWD	7,803	5	0
	08/2025	CNH	609		$85	0	(1)
	08/2025	TWD	33,069		1,019	0	(131)
	08/2025		$2,144	INR	184,770	8	(1)
	09/2025	MXN	1,143		$60	0	(1)

DUB	07/2025	ILS	1,053		304	0	(9)
	07/2025	KRW	40,909		30	0	0
	07/2025	SGD	13		10	0	0
	07/2025		$19,471	EUR	16,784	299	0
	07/2025		31	IDR	497,956	0	0
	07/2025		65	TWD	1,934	2	0
	08/2025	EUR	16,747		$19,471	0	(299)
	08/2025		$994	INR	85,742	5	0
	08/2025		403	TWD	12,834	43	0
	09/2025	MXN	16		$1	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	07/2025	AUD	3,087		$1,992	$0	$(40)
	07/2025	BRL	13,823		2,525	0	(19)
	07/2025	CHF	737		895	0	(34)
	07/2025	CNH	974		135	0	(1)
	07/2025	JPY	1,105,315		7,705	29	0
	07/2025	SGD	34		26	0	0
	07/2025		$2,418	BRL	13,822	127	0
	07/2025		919	CHF	736	8	0
	07/2025		4,337	JPY	631,234	47	0
	07/2025		573	PLN	2,113	13	0
	07/2025		82	SGD	104	0	0
	08/2025	CHF	733		$919	0	(8)
	08/2025	CNH	2,968		415	0	(1)
	08/2025	JPY	628,913		4,337	0	(47)
	08/2025	SGD	120		94	0	0
	08/2025		$475	INR	41,065	3	0
	09/2025		614	BRL	3,443	10	0
	09/2025		667	MXN	12,984	20	0

GLM	07/2025	BRL	24,038		$4,103	0	(321)
	07/2025	TWD	2,831		87	0	(10)
	07/2025		$4,395	BRL	24,038	29	0
	07/2025		46	IDR	757,392	0	0
	07/2025		32	SGD	40	0	0
	07/2025		13	TWD	413	2	0
	08/2025	SGD	40		$32	0	0
	09/2025		$1,063	BRL	5,988	22	0
	10/2025	BRL	18,800		$3,086	0	(295)
	04/2026		5,900		1,001	0	(14)

IND	07/2025		$61	SEK	576	0	0
	08/2025	SEK	574		$61	0	0

JPM	07/2025	BRL	11,280		2,067	0	(9)
	07/2025	CNH	1,844		256	0	(2)
	07/2025	KRW	198,985		145	0	(2)
	07/2025	NZD	435		259	0	(6)
	07/2025	SGD	895		697	0	(7)
	07/2025	THB	7,035		211	0	(6)
	07/2025	TWD	16,820		517	0	(62)
	07/2025		$2,020	BRL	11,280	57	0
	07/2025		1,234	PLN	4,572	34	0
	07/2025		66	SGD	85	1	0
	07/2025		116	ZAR	2,073	1	0
	08/2025	CNH	4,754		$663	0	(4)
	08/2025	SGD	85		66	0	0
	08/2025	TWD	26,202		801	0	(110)
	08/2025		$320	INR	27,754	3	0
	04/2026	BRL	9,400		$1,586	0	(31)

MBC	07/2025	CAD	5,833		4,247	0	(36)
	07/2025	CNH	884		123	0	(1)
	07/2025	EUR	276		315	0	(10)
	07/2025	JPY	50,485		351	1	0
	07/2025	SGD	2,151		1,677	0	(15)
	07/2025	THB	5,973		180	0	(3)
	07/2025	TWD	8,106		249	0	(30)
	07/2025		$4,245	CAD	5,835	40	0
	07/2025		203	EUR	175	3	0
	07/2025		56	IDR	916,729	0	0
	07/2025		145	PLN	544	6	0
	07/2025		1,753	SGD	2,267	30	0
	07/2025		10	TWD	302	0	0
	08/2025	CAD	5,825		$4,245	0	(40)
	08/2025	CNH	3,988		555	0	(4)
	08/2025	SGD	2,262		1,753	0	(30)
	08/2025	TWD	22,613		724	0	(62)

MYI	07/2025	JPY	24,969		173	0	(1)
	07/2025		$1,456	JPY	212,270	18	0
	07/2025		177	NOK	1,789	0	0
	07/2025		3	PLN	11	0	0
	08/2025	CNH	3,025		$423	0	(2)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	JPY	211,490		$1,456	$0	$(18)
	08/2025	NOK	1,789		177	0	0
	10/2025	BRL	400		65	0	(7)

NGF	07/2025		$556	IDR	9,065,131	3	0

SCX	07/2025	ILS	16		$5	0	0
	07/2025	TWD	888		30	0	0
	07/2025		$216	IDR	3,522,431	1	0
	07/2025		16	JPY	2,365	0	0
	07/2025		350	SGD	451	5	0
	07/2025		136	TWD	4,042	3	0
	08/2025	CNH	5,212		$730	0	(1)
	08/2025	JPY	2,356		16	0	0
	08/2025	SGD	450		350	0	(5)
	08/2025	TWD	4,518		138	0	(19)
	08/2025		$335	INR	28,769	0	0

SOG	07/2025		2,427	JPY	350,346	6	0
	07/2025		19	NOK	186	0	0
	08/2025	JPY	349,061		$2,427	0	(6)
	08/2025	NOK	186		19	0	0
	08/2025		$2	INR	166	0	0

SSB	07/2025		1,160	GBP	856	16	0

UAG	07/2025	ILS	159		$44	0	(3)
	07/2025	JPY	16,292		113	0	(1)
	07/2025	KRW	34,937		26	0	0
	07/2025	NOK	1,239		122	0	(1)
	07/2025	THB	948		29	0	(1)
	07/2025		$26	KRW	34,954	0	0
	08/2025		319	CNH	2,313	6	0

Total Forward Foreign Currency Contracts						$1,086	$(2,953)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(33)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(14)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(9)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,500	(113)	(112)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,500	(113)	(88)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,000	(46)	(55)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,000	(46)	(29)

							$(343)	$(307)

Total Written Options							$(398)	$(340)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	NAPGASFO Index	$7.375	Maturity	09/30/2025	3,000	$0	$(2)	$0	$(2)
	Receive	NAPGASFO Index	7.860	Maturity	12/31/2025	6,000	0	(10)	0	(10)

							$0	$(12)	$0	$(12)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$15	$(1)	$1	$0	$0

GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	5	0	0	0	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	3	2	0

						$(2)	$4	$2	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	03/16/2026	$2,220	$0	$0	$0	$0
	Receive	BCOMF1TC Index(8)	140,482	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	15,790	0	(549)	0	(549)
	Receive	BCOMTR Index	147,245	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	38,350	(52)	(1,286)	0	(1,338)

CBK	Receive	BCOMF1TC Index	421	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	54	0	(2)	0	(2)
	Receive	BCOMTR Index	7,319	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	1,906	0	(67)	0	(67)
	Receive	CIXBSTR3 Index(9)	118,366	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	33,866	0	(1,197)	0	(1,197)

CIB	Receive	BCOMTR Index	11,132	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	2,899	0	(101)	0	(101)

GST	Pay	SPGCINP Index	721	(0.070%)	Monthly	01/15/2026	149	0	(4)	0	(4)
	Receive	BCOMF1NTC Index	1,176	4.435% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	419	0	0	0	0
	Receive	BCOMF1TC Index(10)	102,940	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	42,868	0	(1,491)	0	(1,491)
	Receive	BCOMTR Index	19,697	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,130	0	(179)	0	(179)
	Receive	CMDSKEWLS Index(11)	11,165	0.250%	Monthly	04/15/2026	4,471	0	(94)	0	(94)

JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	01/30/2026	3,662	0	0	0	0
	Receive	BCOMF1TC Index(12)	21,991	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	4,790	0	(167)	0	(167)
	Receive	JMABNIC5 Index(13)	61,603	0.000%	Monthly	07/15/2026	11,410	0	(366)	0	(366)

MAC	Receive	BCOMTR Index	12,979	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	3,381	0	(118)	0	(118)
	Receive	PIMCODB Index(14)	200,698	0.000%	Monthly	08/17/2026	39,831	0	(1,259)	0	(1,259)

MEI	Receive	BCOMTR Index	36	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	9	0	0	0	0
	Receive	BCOMTR2 Index(15)	292,026	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	57,435	0	(2,037)	0	(2,037)

MYC	Receive	BCOMTR1 Index	208,517	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	54,309	0	(1,894)	0	(1,894)
	Receive	BCOMTR1 Index(16)	102,417	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	77,419	0	(2,702)	0	(2,702)

RBC	Receive	RBCAEC0T Index(17)	50,266	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	4,452	0	(154)	0	(154)

SOG	Receive	BCOMTR Index	10,441	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	2,719	0	(95)	0	(95)

								$(52)	$(13,762)	$0	$(13,814)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.570%	Maturity	07/28/2025	$35,000	$0	$46	$57	$(11)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(6)	4.203%	Maturity	10/22/2025	$10,168	$0	$106	$106	$0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	151	151	0

							$0	$257	$257	$0

Total Swap Agreements							$(54)	$(13,467)	$316	$(13,837)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$33	$0	$0	$33	$(39)	$0	$0	$(39)	$(6)	$0	$(6)
BOA	2	0	0	2	(688)	0	0	(688)	(686)	370	(316)
BPS	40	0	0	40	(258)	0	(1,899)	(2,157)	(2,117)	1,655	(462)
BRC	20	0	0	20	(32)	(23)	0	(55)	(35)	0	(35)
BSH	32	0	0	32	(24)	0	0	(24)	8	0	8
CBK	66	0	0	66	(279)	0	(1,266)	(1,545)	(1,479)	1,428	(51)
CIB	0	0	0	0	0	0	(101)	(101)	(101)	0	(101)
DUB	349	0	0	349	(308)	0	0	(308)	41	0	41
FAR	257	0	0	257	(150)	0	0	(150)	107	0	107
GLM	53	0	0	53	(640)	(317)	0	(957)	(904)	296	(608)
GST	0	0	0	0	0	0	(1,768)	(1,768)	(1,768)	1,537	(231)
JPM	96	0	257	353	(239)	0	(533)	(772)	(419)	260	(159)
MAC	0	0	0	0	0	0	(1,377)	(1,377)	(1,377)	1,218	(159)
MBC	80	0	0	80	(231)	0	0	(231)	(151)	0	(151)
MEI	0	0	0	0	0	0	(2,037)	(2,037)	(2,037)	1,792	(245)
MYC	0	0	57	57	0	0	(4,607)	(4,607)	(4,550)	3,600	(950)
MYI	18	0	0	18	(28)	0	0	(28)	(10)	0	(10)
NGF	3	0	0	3	0	0	0	0	3	0	3
RBC	0	0	0	0	0	0	(154)	(154)	(154)	0	(154)
SAL	0	0	2	2	0	0	0	0	2	0	2
SCX	9	0	0	9	(25)	0	0	(25)	(16)	0	(16)
SOG	6	0	0	6	(6)	0	(95)	(101)	(95)	0	(95)
SSB	16	0	0	16	0	0	0	0	16	0	16
UAG	6	0	0	6	(6)	0	0	(6)	0	0	0

Total Over the Counter	$1,086	$0	$316	$1,402	$(2,953)	$(340)	$(13,837)	$(17,130)

(j)

Securities with an aggregate market value of $12,156 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(8)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$649
Arabica Coffee September 2025 Futures	2.7	425
Brent Crude November 2025 Futures	6.5	1,028
Copper September 2025 Futures	6.2	984
Corn September 2025 Futures	4.8	759
Cotton No. 02 December 2025 Futures	1.5	241
Gas Oil November 2025 Futures	2.5	396
Gold 100 oz. December 2025 Futures	17.2	2,724
Hard Red Winter Wheat September 2025 Futures	1.7	264
Lead September 2025 Futures	0.9	146
Lean Hogs October 2025 Futures	1.9	306
Live Cattle October 2025 Futures	3.7	583
New York Harbor ULSD September 2025 Futures	2.0	319
Nickel September 2025 Futures	2.3	359
NYMEX — Natural Gas September 2025 Futures	8.6	1,352
RBOB Gasoline September 2025 Futures	2.1	326
Silver September 2025 Futures	5.1	800
Soybean Meal December 2025 Futures	3.2	508
Soybean Oil December 2025 Futures	4.1	650
Soybeans November 2025 Futures	5.9	928
Sugar No. 11 October 2025 Futures	2.4	377
Wheat September 2025 Futures	2.7	424
WTI Crude September 2025 Futures	5.8	914
Zinc September 2025 Futures	2.1	328

Total Long Futures Contracts		$15,790

Total Notional Amount		$15,790

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$1,387
Arabica Coffee September 2025 Futures	2.7	910
Brent Crude September 2025 Futures	6.6	2,248
Copper September 2025 Futures	6.2	2,104
Corn September 2025 Futures	4.8	1,624
Cotton No. 02 December 2025 Futures	1.5	516
Gas Oil September 2025 Futures	2.5	863
Gold 100 oz. August 2025 Futures	16.9	5,730
Hard Red Winter Wheat September 2025 Futures	1.7	564
Lead September 2025 Futures	0.9	312
Lean Hogs August 2025 Futures	2.2	761
Live Cattle August 2025 Futures	3.7	1,269
New York Harbor ULSD September 2025 Futures	2.0	683
Nickel September 2025 Futures	2.3	767
NYMEX — Natural Gas September 2025 Futures	8.5	2,891
RBOB Gasoline September 2025 Futures	2.1	697
Silver September 2025 Futures	5.1	1,711
Soybean Meal December 2025 Futures	3.2	1,087
Soybean Oil December 2025 Futures	4.1	1,390
Soybeans November 2025 Futures	5.9	1,985
Sugar No. 11 October 2025 Futures	2.4	806
Wheat September 2025 Futures	2.7	906
WTI Crude September 2025 Futures	5.8	1,953
Zinc September 2025 Futures	2.1	702

Total Long Futures Contracts		$33,866

Total Notional Amount		$33,866

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(10)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$1,761
Arabica Coffee September 2025 Futures	2.7	1,155
Brent Crude November 2025 Futures	6.5	2,791
Copper September 2025 Futures	6.2	2,671
Corn September 2025 Futures	4.8	2,061
Cotton No. 02 December 2025 Futures	1.5	656
Gas Oil November 2025 Futures	2.5	1,074
Gold 100 oz. December 2025 Futures	17.2	7,396
Hard Red Winter Wheat September 2025 Futures	1.7	716
Lead September 2025 Futures	0.9	397
Lean Hogs October 2025 Futures	1.9	830
Live Cattle October 2025 Futures	3.7	1,583
New York Harbor ULSD September 2025 Futures	2.0	867
Nickel September 2025 Futures	2.3	974
NYMEX — Natural Gas September 2025 Futures	8.6	3,670
RBOB Gasoline September 2025 Futures	2.1	885
Silver September 2025 Futures	5.1	2,172
Soybean Meal December 2025 Futures	3.2	1,380
Soybean Oil December 2025 Futures	4.1	1,765
Soybeans November 2025 Futures	5.9	2,520
Sugar No. 11 October 2025 Futures	2.4	1,023
Wheat September 2025 Futures	2.7	1,150
WTI Crude September 2025 Futures	5.8	2,480
Zinc September 2025 Futures	2.1	891

Total Long Futures Contracts		$42,868

Total Notional Amount		$42,868

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Corn September 2025 Futures	14.8%	$663	Aluminum August 2025 Futures	(23.3)%	$(1,041)
Gold 100 oz. August 2025 Futures	45.1	2,017	Copper September 2025 Futures	(12.3)	(552)
Live Cattle August 2025 Futures	7.7	345	Cotton No. 02 December 2025 Futures	(11.5)	(513)
RBOB Gasoline August 2025 Futures	7.1	319	Lead August 2025 Futures	(1.8)	(82)
Silver September 2025 Futures	24.1	1,075	Nickel August 2025 Futures	(4.5)	(201)
			NYMEX — Natural Gas August 2025 Futures	(9.1)	(409)
			Sugar No. 11 October 2025 Futures	(14.8)	(661)
			Wheat September 2025 Futures	(10.7)	(479)
			Zinc August 2025 Futures	(11.9)	(531)

Total Long Futures Contracts		$4,419	Total Short Futures Contracts		$(4,469)

Cash	101.1%	$4,521

		$8,940

Total Notional Amount					$4,471

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(12)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$197
Arabica Coffee September 2025 Futures	2.7	129
Brent Crude November 2025 Futures	6.5	312
Copper September 2025 Futures	6.2	298
Corn September 2025 Futures	4.8	230
Cotton No. 02 December 2025 Futures	1.5	73
Gas Oil November 2025 Futures	2.5	120
Gold 100 oz. December 2025 Futures	17.2	826
Hard Red Winter Wheat September 2025 Futures	1.7	80
Lead September 2025 Futures	0.9	44
Lean Hogs October 2025 Futures	1.9	93
Live Cattle October 2025 Futures	3.7	177
New York Harbor ULSD September 2025 Futures	2.0	97
Nickel September 2025 Futures	2.3	109
NYMEX — Natural Gas September 2025 Futures	8.6	410
RBOB Gasoline September 2025 Futures	2.1	99
Silver September 2025 Futures	5.1	243
Soybean Meal December 2025 Futures	3.2	154
Soybean Oil December 2025 Futures	4.1	197
Soybeans November 2025 Futures	5.9	282
Sugar No. 11 October 2025 Futures	2.4	114
Wheat September 2025 Futures	2.7	129
WTI Crude September 2025 Futures	5.8	277
Zinc September 2025 Futures	2.1	100

Total Long Futures Contracts		$4,790

Total Notional Amount		$4,790

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude December 2025 Futures	16.0%	$1,821
Cotton No. 02 December 2025 Futures	1.7	194
Gas Oil November 2025 Futures	2.8	324
Gold 100 oz. August 2025 Futures	18.9	2,151
Live Cattle August 2025 Futures	6.9	783
LME — Copper August 2025 Futures	7.9	904
New York Harbor ULSD November 2025 Futures	4.4	508
Nickel August 2025 Futures	3.6	415
RBOB Gasoline November 2025 Futures	4.5	510
Silver September 2025 Futures	5.6	642
Soybean Meal December 2025 Futures	11.0	1,256
Soybeans November 2025 Futures	14.0	1,599
Sugar No. 11 October 2025 Futures	2.7	303

Total Long Futures Contracts		$11,410

Total Notional Amount		$11,410

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(14)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum December 2025 Futures	4.1%	$1,616
Arabica Coffee December 2025 Futures	6.1	2,445
Brent Crude February 2026 Futures	3.1	1,253
Cocoa December 2025 Futures	1.7	669
Corn September 2025 Futures	4.2	1,685
Cotton No. 02 December 2025 Futures	2.1	819
Gas Oil February 2026 Futures	4.3	1,705
Gold 100 oz. December 2025 Futures	21.7	8,640
Lean Hogs December 2025 Futures	2.3	897
Live Cattle December 2025 Futures	1.3	526
Live Cattle October 2025 Futures	4.4	1,745
New York Harbor ULSD February 2026 Futures	5.8	2,314
Nickel December 2025 Futures	1.8	728
NYMEX — Natural Gas December 2025 Futures	2.1	844
RBOB Gasoline February 2026 Futures	5.6	2,220
Silver December 2025 Futures	2.8	1,112
Silver September 2025 Futures	9.1	3,637
Soybean Oil December 2025 Futures	1.5	595
Soybeans January 2026 Futures	0.2	86
Wheat December 2025 Futures	0.1	57
WTI Crude February 2026 Futures	3.1	1,231

Total Long Futures Contracts		$34,824

Cash	12.6%	$5,007

Total Notional Amount		$39,831

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(15)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$2,352
Arabica Coffee September 2025 Futures	2.7	1,543
Brent Crude September 2025 Futures	6.6	3,813
Copper September 2025 Futures	6.2	3,568
Corn September 2025 Futures	4.8	2,754
Cotton No. 02 December 2025 Futures	1.5	876
Gas Oil September 2025 Futures	2.5	1,464
Gold 100 oz. August 2025 Futures	16.9	9,718
Hard Red Winter Wheat September 2025 Futures	1.7	957
Lead September 2025 Futures	0.9	530
Lean Hogs August 2025 Futures	2.2	1,290
Live Cattle August 2025 Futures	3.7	2,152
New York Harbor ULSD September 2025 Futures	2.0	1,158
Nickel September 2025 Futures	2.3	1,301
NYMEX — Natural Gas September 2025 Futures	8.5	4,903
RBOB Gasoline September 2025 Futures	2.1	1,182
Silver September 2025 Futures	5.1	2,901
Soybean Meal December 2025 Futures	3.2	1,843
Soybean Oil December 2025 Futures	4.1	2,357
Soybeans November 2025 Futures	5.9	3,367
Sugar No. 11 October 2025 Futures	2.4	1,367
Wheat September 2025 Futures	2.7	1,536
WTI Crude September 2025 Futures	5.8	3,313
Zinc September 2025 Futures	2.1	1,190

Total Long Futures Contracts		$57,435

Total Notional Amount		$57,435

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(16)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$3,171
Arabica Coffee September 2025 Futures	2.7	2,080
Brent Crude September 2025 Futures	6.6	5,140
Copper September 2025 Futures	6.2	4,809
Corn September 2025 Futures	4.8	3,712
Cotton No. 02 December 2025 Futures	1.5	1,180
Gas Oil September 2025 Futures	2.5	1,974
Gold 100 oz. August 2025 Futures	16.9	13,099
Hard Red Winter Wheat September 2025 Futures	1.7	1,290
Lead September 2025 Futures	0.9	714
Lean Hogs August 2025 Futures	2.2	1,739
Live Cattle August 2025 Futures	3.7	2,901
New York Harbor ULSD September 2025 Futures	2.0	1,561
Nickel September 2025 Futures	2.3	1,754
NYMEX — Natural Gas September 2025 Futures	8.5	6,609
RBOB Gasoline September 2025 Futures	2.1	1,593
Silver September 2025 Futures	5.1	3,910
Soybean Meal December 2025 Futures	3.2	2,485
Soybean Oil December 2025 Futures	4.1	3,178
Soybeans November 2025 Futures	5.9	4,538
Sugar No. 11 October 2025 Futures	2.4	1,843
Wheat September 2025 Futures	2.7	2,070
WTI Crude September 2025 Futures	5.8	4,465
Zinc September 2025 Futures	2.1	1,604

Total Long Futures Contracts		$77,419

Total Notional Amount		$77,419

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(17)	The following table represents the individual positions within the total return swap as of June 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	4.1%	$182
Arabica Coffee September 2025 Futures	2.7	120
Brent Crude September 2025 Futures	6.6	296
Copper September 2025 Futures	6.2	276
Corn September 2025 Futures	4.8	213
Cotton No. 02 December 2025 Futures	1.5	68
Gas Oil September 2025 Futures	2.5	113
Gold 100 oz. August 2025 Futures	16.9	753
Hard Red Winter Wheat September 2025 Futures	1.7	74
Lead September 2025 Futures	0.9	41
Lean Hogs August 2025 Futures	2.2	100
Live Cattle August 2025 Futures	3.7	167
New York Harbor ULSD September 2025 Futures	2.0	90
Nickel September 2025 Futures	2.3	101
NYMEX — Natural Gas September 2025 Futures	8.5	380
RBOB Gasoline September 2025 Futures	2.1	92
Silver September 2025 Futures	5.1	225
Soybean Meal December 2025 Futures	3.2	143
Soybean Oil December 2025 Futures	4.1	183
Soybeans November 2025 Futures	5.9	261
Sugar No. 11 October 2025 Futures	2.4	106
Wheat September 2025 Futures	2.7	119
WTI Crude September 2025 Futures	5.8	257
Zinc September 2025 Futures	2.1	92

Total Long Futures Contracts		$4,452

Total Notional Amount		$4,452

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$521	$0	$0	$0	$340	$861
Swap Agreements	0	0	0	0	87	87

	$521	$0	$0	$0	$427	$948

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,086	$0	$1,086
Swap Agreements	257	2	0	0	57	316

	$257	$2	$0	$1,086	$57	$1,402

	$778	$2	$0	$1,086	$484	$2,350

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$2	$0	$0	$0	$0	$2
Futures	253	0	0	0	353	606
Swap Agreements	0	0	0	0	248	248

	$255	$0	$0	$0	$601	$856

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,953	$0	$2,953
Written Options	0	0	0	0	340	340
Swap Agreements	13,826	0	0	0	11	13,837

	$13,826	$0	$0	$2,953	$351	$17,130

	$14,081	$0	$0	$2,953	$952	$17,986

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$49	$0	$0	$0	$0	$49
Written Options	103	0	0	0	0	103
Futures	(3,712)	0	0	0	(160)	(3,872)
Swap Agreements	0	0	0	0	(161)	(161)

	$(3,560)	$0	$0	$0	$(321)	$(3,881)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,113)	$0	$(2,113)
Written Options	0	0	0	0	281	281
Swap Agreements	26,600	1	0	0	477	27,078

	$26,600	$1	$0	$(2,113)	$758	$25,246

	$23,040	$1	$0	$(2,113)	$437	$21,365

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$14	$0	$0	$0	$0	$14
Written Options	1	0	0	0	0	1
Futures	330	0	0	0	(420)	(90)
Swap Agreements	0	0	0	0	1,723	1,723

	$345	$0	$0	$0	$1,303	$1,648

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,288)	$0	$(3,288)
Written Options	0	0	0	0	(138)	(138)
Swap Agreements	(15,602)	1	0	0	365	(15,236)

	$(15,602)	$1	$0	$(3,288)	$227	$(18,662)

	$(15,257)	$1	$0	$(3,288)	$1,530	$(17,014)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$247	$0	$247
U.S. Government Agencies	0	75,217	0	75,217
U.S. Treasury Obligations	0	392,864	0	392,864
Non-Agency Mortgage-Backed Securities	0	2,407	0	2,407
Asset-Backed Securities
CMBS Other	0	2,197	0	2,197
Home Equity Other	0	3,745	0	3,745
Whole Loan Collateral	0	2,289	0	2,289
Other ABS	0	20,216	1,500	21,716
Sovereign Issues	0	26,598	0	26,598
Preferred Securities
Banking & Finance	0	234	0	234
Short-Term Instruments
Repurchase Agreements	0	210,346	0	210,346
U.S. Treasury Bills	0	22,241	0	22,241

	$0	$758,601	$1,500	$760,101

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,032	$0	$0	$3,032

Total Investments	$3,032	$758,601	$1,500	$763,133

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,438)	$0	$(10,438)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	657	290	0	947
Over the counter	0	1,402	0	1,402

	$657	$1,692	$0	$2,349

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(362)	(486)	0	(848)
Over the counter	0	(17,130)	0	(17,130)

	$(362)	$(17,616)	$0	$(17,978)

Total Financial Derivative Instruments	$295	$(15,924)	$0	$(15,629)

Totals	$3,327	$732,239	$1,500	$737,066

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio has established PIMCO Cayman Commodity Portfolio I, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Notes to Financial Statements	(Cont.)

companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible

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that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The

ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or

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Notes to Financial Statements	(Cont.)

other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

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(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market

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Notes to Financial Statements	(Cont.)

movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$189	$237,971	$(235,101)	$(27)	$0	$3,032	$70	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

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Notes to Financial Statements	(Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or

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exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets,

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Notes to Financial Statements	(Cont.)

each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of

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an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater

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Notes to Financial Statements	(Cont.)

or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of

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the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Portfolio may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Portfolio will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Portfolio will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and

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management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities underlying such derivatives may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions,

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Notes to Financial Statements	(Cont.)

policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, Including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Gold-Related Risk is the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

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Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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Notes to Financial Statements	(Cont.)

place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account)

from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

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supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.49%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $2,958.

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Notes to Financial Statements	(Cont.)

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $343,240. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$568,933	$518,889	$5,661	$13,342

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	832	$4,822	1,174	$6,329

Class M	6	34	13	68

Administrative Class	6,180	35,846	7,079	38,521

Advisor Class	2,781	16,640	2,536	14,108
Issued as reinvestment of distributions

Institutional Class	39	227	30	165

Class M	1	7	2	9

Administrative Class	646	3,733	951	5,188

Advisor Class	345	2,035	498	2,775
Cost of shares redeemed

Institutional Class	(239)	(1,359)	(514)	(2,760)

Class M	(7)	(41)	(32)	(172)

Administrative Class	(7,070)	(40,764)	(11,487)	(62,594)

Advisor Class	(3,095)	(18,284)	(7,258)	(40,396)

Net increase (decrease) resulting from Portfolio share transactions	419	$2,896	(7,008)	$(38,759)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 20% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly-owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 25.0% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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Notes to Financial Statements	(Cont.)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity

Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

52	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$31,113	$35,096

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$750,827	$12,650	$(23,729)	$(11,079)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	OPIS	Oil Price Information Service

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMTR	Bloomberg Commodity Index Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RBCAEC0T	Custom Commodity Forward Index

BCOMTR1	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SNG GA	Singapore Gasoil (Platts)

BCOMTR2	Bloomberg Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG KEROS	Singapore Jet Kerosene (Platts)

Bobl	Bundesobligation, the German word for federal government bond	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

Brent	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CIXBSTR3	Custom Commodity Index	MUTKCALM	Tokyo Overnight Average Rate	SPGCINP	S&P GSCI Industrial Metals ER

CMBX	Commercial Mortgage-Backed Index	NAPGASFO	Naphtha Fuel Oil Spread	UKRPI	United Kingdom Retail Prices Index

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

CLO	Collateralized Loan Obligation	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WTI	West Texas Intermediate

54	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn® Strategy Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0133	$0.0000	$0.0000	$0.0133

June 2025	$0.0824	$0.0000	$0.0000	$0.0824

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0085	$0.0000	$0.0000	$0.0085

June 2025	$0.0760	$0.0000	$0.0000	$0.0760

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0116	$0.0000	$0.0000	$0.0116

June 2025	$0.0803	$0.0000	$0.0000	$0.0803

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0105	$0.0000	$0.0000	$0.0105

June 2025	$0.0787	$0.0000	$0.0000	$0.0787

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

58	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITCOMRTRNFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Dynamic Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Dynamic Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio's diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Dynamic Bond Portfolio	05/02/11	04/30/12	10/31/14	05/02/11	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Dynamic Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$8.73	$0.21	$0.14	$0.35	$(0.28)	$0.00	$(0.28)

12/31/2024	8.68	0.44	0.04	0.48	(0.43)	0.00	(0.43)

12/31/2023	8.41	0.41	0.19	0.60	(0.33)	0.00	(0.33)

12/31/2022	10.32	0.29	(0.91)	(0.62)	(0.27)	(1.02)	(1.29)

12/31/2021	10.59	0.41	(0.26)	0.15	(0.23)	(0.19)	(0.42)

12/31/2020	10.39	0.31	0.19	0.50	(0.30)	0.00	(0.30)
Class M

01/01/2025 - 06/30/2025+	8.73	0.19	0.14	0.33	(0.26)	0.00	(0.26)

12/31/2024	8.68	0.40	0.04	0.44	(0.39)	0.00	(0.39)

12/31/2023	8.41	0.37	0.19	0.56	(0.29)	0.00	(0.29)

12/31/2022	10.32	0.25	(0.92)	(0.67)	(0.22)	(1.02)	(1.24)

12/31/2021	10.59	0.37	(0.26)	0.11	(0.19)	(0.19)	(0.38)

12/31/2020	10.39	0.25	0.21	0.46	(0.26)	0.00	(0.26)
Administrative Class

01/01/2025 - 06/30/2025+	8.73	0.20	0.14	0.34	(0.27)	0.00	(0.27)

12/31/2024	8.68	0.43	0.04	0.47	(0.42)	0.00	(0.42)

12/31/2023	8.41	0.40	0.18	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.28	(0.92)	(0.64)	(0.25)	(1.02)	(1.27)

12/31/2021	10.59	0.36	(0.22)	0.14	(0.22)	(0.19)	(0.41)

12/31/2020	10.39	0.29	0.20	0.49	(0.29)	0.00	(0.29)
Advisor Class

01/01/2025 - 06/30/2025+	8.73	0.20	0.14	0.34	(0.27)	0.00	(0.27)

12/31/2024	8.68	0.42	0.04	0.46	(0.41)	0.00	(0.41)

12/31/2023	8.41	0.39	0.19	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.27	(0.92)	(0.65)	(0.24)	(1.02)	(1.26)

12/31/2021	10.59	0.39	(0.26)	0.13	(0.21)	(0.19)	(0.40)

12/31/2020	10.39	0.28	0.20	0.48	(0.28)	0.00	(0.28)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.80	4.03%	$48,744	0.88	%*	0.88	%*	0.86	%*	0.86	%*	4.87	%*	518%

8.73	5.65	47,802	0.88		0.88		0.86		0.86		5.07		947

8.68	7.26	46,510	0.89		0.89		0.85		0.85		4.83		667

8.41	(6.22)	45,034	0.86		0.86		0.85		0.85		3.23		191

10.32	1.44	26,098	0.86		0.86		0.85		0.85		3.96		318

10.59	4.97	25,246	0.87		0.87		0.85		0.85		2.99		463

8.80	3.80	182	1.33	*	1.33	*	1.31	*	1.31	*	4.40	*	518

8.73	5.18	178	1.33		1.33		1.31		1.31		4.60		947

8.68	6.78	191	1.34		1.34		1.30		1.30		4.38		667

8.41	(6.64)	222	1.31		1.31		1.30		1.30		2.71		191

10.32	0.98	330	1.31		1.31		1.30		1.30		3.48		318

10.59	4.49	403	1.32		1.32		1.30		1.30		2.45		463

8.80	3.95	28,011	1.03	*	1.03	*	1.01	*	1.01	*	4.72	*	518

8.73	5.49	28,977	1.03		1.03		1.01		1.01		4.90		947

8.68	7.10	25,885	1.04		1.04		1.00		1.00		4.69		667

8.41	(6.36)	22,925	1.01		1.01		1.00		1.00		3.03		191

10.32	1.29	25,975	1.01		1.01		1.00		1.00		3.45		318

10.59	4.81	182,643	1.02		1.02		1.00		1.00		2.78		463

8.80	3.90	10,366	1.13	*	1.13	*	1.11	*	1.11	*	4.62	*	518

8.73	5.39	10,747	1.13		1.13		1.11		1.11		4.82		947

8.68	6.99	10,822	1.14		1.14		1.10		1.10		4.58		667

8.41	(6.45)	12,498	1.11		1.11		1.10		1.10		2.93		191

10.32	1.19	15,264	1.11		1.11		1.10		1.10		3.75		318

10.59	4.70	14,270	1.12		1.12		1.10		1.10		2.73		463

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Dynamic Bond Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$124,242
Investments in Affiliates	21,657
Financial Derivative Instruments
Exchange-traded or centrally cleared	131
Over the counter	918
Cash	668
Deposits with counterparty	1,714
Foreign currency, at value	1,538
Receivable for investments sold	1,600
Receivable for investments sold on a delayed-delivery basis	1
Receivable for TBA investments sold	94,448
Receivable for Portfolio shares sold	70
Interest and/or dividends receivable	623
Dividends receivable from Affiliates	71
Other assets	4
Total Assets	247,685

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,929
Financial Derivative Instruments
Exchange-traded or centrally cleared	242
Over the counter	1,099
Payable for investments purchased	7,506
Payable for investments in Affiliates purchased	73
Payable for investments purchased on a delayed-delivery basis	1,739
Payable for TBA investments purchased	147,255
Deposits from counterparty	466
Payable for Portfolio shares redeemed	7
Accrued investment advisory fees	38
Accrued supervisory and administrative fees	21
Accrued distribution fees	2
Accrued servicing fees	3
Foreign capital gains tax payable	2
Total Liabilities	160,382

Commitments and Contingent Liabilities^

Net Assets	$87,303

Net Assets Consist of:

Paid in capital	$88,583
Distributable earnings (accumulated loss)	(1,280)

Net Assets	$87,303

Net Assets:

Institutional Class	$48,744
Class M	182
Administrative Class	28,011
Advisor Class	10,366

Shares Issued and Outstanding:

Institutional Class	5,538
Class M	21
Administrative Class	3,182
Advisor Class	1,178

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.80
Class M	8.80
Administrative Class	8.80
Advisor Class	8.80

Cost of investments in securities	$125,863
Cost of investments in Affiliates	$21,643
Cost of foreign currency held	$1,528
Proceeds received on short sales	$1,913
Cost or premiums of financial derivative instruments, net	$898

* Includes repurchase agreements of:	$8,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Dynamic Bond Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,027
Dividends	2
Dividends from Investments in Affiliates	411
Total Income	2,440

Expenses:

Investment advisory fees	234
Supervisory and administrative fees	127
Distribution and/or servicing fees - Administrative Class	20
Distribution and/or servicing fees - Advisor Class	13
Trustee fees	2
Interest expense	8
Miscellaneous expense	1
Total Expenses	405
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	404

Net Investment Income (Loss)	2,036

Net Realized Gain (Loss):

Investments in securities	(214)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	341
Over the counter financial derivative instruments	(22)
Foreign currency	40

Net Realized Gain (Loss)	142

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	2,836
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(563)
Over the counter financial derivative instruments	(1,123)
Foreign currency assets and liabilities	17

Net Change in Unrealized Appreciation (Depreciation)	1,168

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,346

* Foreign tax withholdings	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Dynamic Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,036	$4,132
Net realized gain (loss)	142	87
Net change in unrealized appreciation (depreciation)	1,168	318

Net Increase (Decrease) in Net Assets Resulting from Operations	3,346	4,537

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,519)	(2,303)
Class M	(5)	(8)
Administrative Class	(849)	(1,209)
Advisor Class	(319)	(501)

Total Distributions(a)	(2,692)	(4,021)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(1,055)	3,780

Total Increase (Decrease) in Net Assets	(401)	4,296

Net Assets:

Beginning of period	87,704	83,408
End of period	$87,303	$87,704

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Caesars Entertainment, Inc.
6.577% (TSFR1M + 2.250%) due 02/06/2031 ~		$99	$99

Carnival Corp.
6.312% (TSFR1M + 2.000%) due 08/08/2027 ~		38	38

Charter Communications Operating LLC
6.548% (TSFR3M + 2.250%) due 12/15/2031 ~		183	184

LifePoint Health, Inc.
8.006% (TSFR3M + 3.750%) due 05/19/2031 ~		423	419

MI Windows & Doors LLC
7.327% (TSFR1M + 3.000%) due 03/28/2031 ~		99	99

Modena Buyer LLC
8.780% (TSFR3M + 4.500%) due 07/01/2031 ~		100	96

Twitter, Inc.
9.500% due 10/26/2029		100	98

Total Loan Participations and Assignments (Cost $1,038)			1,033

CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 9.2%

Ally Financial, Inc.
6.848% due 01/03/2030 •		100	106

American Assets Trust LP
3.375% due 02/01/2031		200	179

Athene Global Funding
3.046% due 02/23/2027 ~	EUR	100	118

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$40	38
4.950% due 01/15/2028		100	101

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	100	129

Barclays PLC
4.375% due 01/12/2026		$300	300
7.437% due 11/02/2033 •		200	227

BGC Group, Inc.
6.150% due 04/02/2030		50	51

Blue Owl Finance LLC
6.250% due 04/18/2034		100	103

BNP Paribas SA
1.904% due 09/30/2028 •		200	189
5.786% due 01/13/2033 •		200	208

BPCE SA
7.003% due 10/19/2034 •		250	275

Cantor Fitzgerald LP
7.200% due 12/12/2028		200	212

Capital One Financial Corp.
6.183% due 01/30/2036 •		100	102

Cooperatieve Rabobank UA
5.500% due 10/05/2026		300	305

Deutsche Bank AG
6.119% due 07/14/2026 •		400	400

F&G Global Funding
5.875% due 01/16/2030		100	103

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		100	99

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	202

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	99
3.691% due 06/05/2028 •		400	394
4.937% due 04/23/2028 •		100	101

ING Groep NV
5.550% due 03/19/2035 •		200	205

Jane Street Group
6.750% due 05/01/2033		100	103

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	195
5.299% due 07/24/2029 •		200	205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank NA
5.110% due 12/08/2026		$250	$253

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	63	74

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		$200	203

Mitsubishi UFJ Financial Group, Inc.
5.242% due 04/19/2029 •		200	205

Morgan Stanley
5.123% due 02/01/2029 •		200	204
5.230% due 01/15/2031 •		200	205

Nationwide Building Society
4.302% due 03/08/2029 •		500	497

NatWest Group PLC
4.892% due 05/18/2029 •		200	202

Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		200	207

Thames SSNM
9.750% due 10/10/2027 «	GBP	5	6

UBS Group AG
6.327% due 12/22/2027 •		$250	257
7.750% due 03/01/2029 •	EUR	200	265

VICI Properties LP
4.950% due 02/15/2030		$200	201

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	115
3.584% due 05/22/2028 •		$200	197

Wells Fargo Bank NA
5.254% due 12/11/2026		200	203

			8,043

INDUSTRIALS 4.4%

AbbVie, Inc.
4.950% due 03/15/2031		200	205

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		194	194

American Airlines Pass-Through Trust
3.000% due 04/15/2030		239	227

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	207

Boeing Co.
6.298% due 05/01/2029		100	106

Broadcom, Inc.
5.050% due 04/15/2030		200	205

Coty, Inc.
5.000% due 04/15/2026		74	74

Exela Intermediate LLC
11.500% due 04/15/2026		195	10

Flora Food Management BV
6.875% due 07/02/2029	EUR	100	120

Flutter Treasury DAC
6.125% due 06/04/2031	GBP	100	139

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$100	105

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		100	96

Hyundai Capital America
4.900% due 06/23/2028		200	201

International Distribution Services PLC
7.375% due 09/14/2030	GBP	100	144

Las Vegas Sands Corp.
5.625% due 06/15/2028		$100	102

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500	480

Petroleos Mexicanos
5.950% due 01/28/2031		100	91

T-Mobile USA, Inc.
3.875% due 04/15/2030		300	291

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	5	8

Thames Water Utilities Finance PLC
4.375% due 07/03/2036		100	90

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (d)		1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines Pass-Through Trust
5.875% due 04/15/2029		$40	$41

United Airlines, Inc.
4.625% due 04/15/2029		300	291

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		100	88

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	100	133

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		$200	201

			3,850

UTILITIES 1.4%

BP Capital Markets BV
3.360% due 09/12/2031	EUR	200	238

Dominion Energy, Inc.
5.000% due 06/15/2030		$50	51

Edison International
6.250% due 03/15/2030		100	102

EPH Financing International AS
6.651% due 11/13/2028	EUR	100	128

Georgia Power Co.
4.700% due 05/15/2032		$100	100

Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	198
4.200% due 03/01/2029		200	195
6.150% due 01/15/2033		100	103

Southern California Gas Co.
2.950% due 04/15/2027		100	98

			1,213

Total Corporate Bonds & Notes (Cost $13,112)			13,106

MUNICIPAL BONDS & NOTES 0.1%

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)		1,000	92

Total Municipal Bonds & Notes (Cost $132)			92

U.S. GOVERNMENT AGENCIES 64.7%

Freddie Mac
1.732% due 07/15/2047 •(a)		342	40
2.000% due 01/25/2051 (a)		927	93

Ginnie Mae
4.000% due 11/20/2050 - 03/20/2051 •		204	185

Uniform Mortgage-Backed Security
5.000% due 02/01/2053		340	335
6.000% due 04/01/2055		593	610

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		2,500	2,164
3.500% due 08/01/2055		2,100	1,890
4.000% due 07/01/2055		4,300	3,999
4.500% due 08/01/2055		3,700	3,538
5.000% due 08/01/2055		24,500	23,998
5.500% due 08/01/2055		3,400	3,397
6.000% due 08/01/2055		14,200	14,417
6.500% due 08/01/2055		1,800	1,856

Total U.S. Government Agencies (Cost $55,736)			56,522

U.S. TREASURY OBLIGATIONS 11.9%

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032		1,766	1,648
1.125% due 01/15/2033		1,831	1,750
1.750% due 01/15/2034		417	414
1.875% due 07/15/2034		1,840	1,843
2.375% due 01/15/2027		16	16

U.S. Treasury Notes
0.500% due 02/28/2026 (h)(j)		1,000	976
4.250% due 11/15/2034		3,700	3,713

Total U.S. Treasury Obligations (Cost $10,273)			10,360

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%

American Home Mortgage Assets Trust
4.854% due 06/25/2037 •	$301	$291

Banc of America Funding Trust
4.752% due 02/20/2047 •	248	239
4.812% due 07/20/2036 •	200	199

Banc of America Mortgage Trust
5.442% due 06/25/2035 ~	18	17

BCAP LLC Trust
5.250% due 06/26/2036	305	110

Bear Stearns Adjustable Rate Mortgage Trust
4.257% due 11/25/2034 ~	244	217
7.486% due 01/25/2035 ~	2	2

CBA Commercial Small Balance Commercial Mortgage
4.934% due 06/25/2038 •	342	275

Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •	124	99
5.500% due 04/25/2035	404	279
6.000% due 02/25/2037	273	108
6.500% due 11/25/2037	371	165

Countrywide Home Loan Mortgage Pass-Through Trust
4.180% due 02/20/2036 ~	138	123

Deutsche Alt-A Securities Mortgage Loan Trust
5.094% due 08/25/2037 •	236	192

DSLA Mortgage Loan Trust
4.622% due 10/19/2036 •	268	242

First Horizon Alternative Mortgage Securities Trust
4.355% due 01/25/2036 ~	94	46
5.138% due 06/25/2036 ~	60	48
5.876% due 06/25/2034 ~	36	36

First Horizon Mortgage Pass-Through Trust
4.892% due 11/25/2037 ~	350	137

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035	195	201

HarborView Mortgage Loan Trust
5.252% due 11/19/2034 •	14	13

IndyMac INDX Mortgage Loan Trust
3.453% due 08/25/2037 ~	164	116
5.297% due 10/25/2034 ~	11	10

Lehman XS Trust
4.884% due 08/25/2046 •	183	187

Mortgage Equity Conversion Asset Trust
10.000% due 05/25/2042 •	121	101

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	136	134

Residential Accredit Loans, Inc. Trust
6.199% due 09/25/2037 ~	517	344

Thornburg Mortgage Securities Trust
5.684% due 06/25/2037 •	11	10
5.999% due 06/25/2037 •	108	93

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	293	282

WaMu Mortgage Pass-Through Certificates Trust
4.894% due 04/25/2045 •	15	15

Washington Mutual Mortgage Pass-Through Certificates Trust
5.884% due 09/25/2035 •	166	144

Total Non-Agency Mortgage-Backed Securities (Cost $5,293)		4,475

ASSET-BACKED SECURITIES 6.4%

CMBS OTHER 0.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.776% due 11/15/2036 •	155	156

MF1 Ltd.
5.509% due 10/16/2036 •	100	99

		255

HOME EQUITY OTHER 4.3%

Countrywide Asset-Backed Certificates Trust
4.419% due 07/25/2036	205	196
4.694% due 12/25/2036 •	189	174
4.714% due 06/25/2047 •	283	254
4.794% due 11/25/2047 •	14	18
4.854% due 05/25/2047 •	909	803

GSAA Home Equity Trust
5.985% due 06/25/2036 ~	855	191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.834% due 11/25/2036 •		$676	$315

HSI Asset Securitization Corp. Trust
4.654% due 12/25/2036 •		1,699	425
4.874% due 12/25/2036 •		478	114

Morgan Stanley ABS Capital, Inc. Trust
4.574% due 11/25/2036 •		130	62
4.584% due 10/25/2036 •		318	165
4.684% due 07/25/2036 •		208	189
4.734% due 07/25/2036 •		579	211

Morgan Stanley Capital, Inc. Trust
4.794% due 03/25/2036 •		10	8
5.014% due 01/25/2036 •		92	90

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.234% due 02/25/2037•		1,738	486

Securitized Asset-Backed Receivables LLC Trust
5.199% due 02/25/2034 •		60	60

			3,761

WHOLE LOAN COLLATERAL 0.3%

Securitized Asset-Backed Receivables LLC Trust
5.094% due 08/25/2035 •		329	245

OTHER ABS 1.5%

Belle Haven ABS CDO Ltd.
7.860% due 11/03/2044 •		475	124

Carlyle Global Market Strategies CLO Ltd.
5.489% due 07/20/2032 •		322	322

KKR CLO Ltd.
5.653% due 10/15/2030 •		72	72

Sierra Madre Funding Ltd.
4.806% due 09/07/2039 •		216	130
4.826% due 09/07/2039 •		1,162	703

Triaxx Prime CDO Ltd.
5.220% due 10/02/2039 •		56	1

			1,352

Total Asset-Backed Securities (Cost $8,017)			5,613

SOVEREIGN ISSUES 17.4%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	17,073	3,031

Colombia Government International Bond
1.000% due 04/28/2028	COP	3,191,400	705
1.000% due 09/18/2030		2,216,300	469

Dominican Republic International Bond
10.750% due 06/01/2036	DOP	11,900	207

Egypt Government International Bond
21.954% due 03/04/2028	EGP	6,700	133

Israel Government International Bond
5.375% due 03/12/2029		$400	408

Japan Government International Bond
2.000% due 12/20/2044	JPY	100,000	658
2.200% due 03/20/2064		49,000	274
2.300% due 12/20/2054		60,000	375

Mexican Udibonos
2.750% due 11/27/2031 (e)	MXN	1,275	60
3.000% due 12/03/2026 (e)		8,076	422
4.000% due 11/30/2028 (e)		1,190	62

Mexico Government International Bond
6.350% due 02/09/2035		$200	205

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,400	374
6.150% due 08/12/2032		4,600	1,343
6.850% due 08/12/2035		100	29
6.900% due 08/12/2037		1,400	403
6.950% due 08/12/2031		4,721	1,449
7.300% due 08/12/2033		2,900	893

Republic of South Africa Government International Bond
4.850% due 09/30/2029		$200	193
7.000% due 02/28/2031	ZAR	21,800	1,133
8.000% due 01/31/2030		11,500	639
8.250% due 03/31/2032		3,500	189
8.500% due 01/31/2037		9,100	447
8.875% due 02/28/2035		7,400	390
9.000% due 01/31/2040		8,200	401

Romania Government International Bond
1.750% due 07/13/2030	EUR	100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government International Bond
7.625% due 05/15/2034		$200	$205

Total Sovereign Issues (Cost $14,425)			15,198

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% ~		250	45

Total Preferred Securities (Cost $53)			45

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.4%

COMMERCIAL PAPER 2.9%

Alimentation Couche-Tard, Inc.
4.630% due 07/07/2025		$250	250

Amrize Finance U.S. LLC
4.670% due 07/16/2025		250	249

Canadian Natural Resources Ltd.
4.900% due 08/06/2025 (b)		250	249

CBRE Services, Inc.
4.690% due 07/10/2025		250	250

Crown Castle, Inc.
5.030% due 07/24/2025		250	249

CVS Health Corp.
4.920% due 07/14/2025		250	250

Intel Corp.
4.590% due 07/01/2025		250	250

NextEra Energy Capital Holdings, Inc.
4.600% due 07/28/2025		250	249

NXP BV
4.600% due 07/01/2025		250	250

RTX Corp.
4.660% due 07/15/2025		250	249

			2,495

REPURCHASE AGREEMENTS (f) 9.4%
			8,200

NIGERIA TREASURY BILLS 0.3%
31.362% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	511,168	269

U.S. TREASURY BILLS 7.8%
4.334% due 08/07/2025 - 10/21/2025 (c)(d)		$6,900	6,834

Total Short-Term Instruments (Cost $17,784)			17,798

Total Investments in Securities (Cost $125,863)			124,242

		SHARES
INVESTMENTS IN AFFILIATES 24.8%

SHORT-TERM INSTRUMENTS 24.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.8%

PIMCO Short-Term Floating NAV Portfolio III		2,224,243	21,657

Total Short-Term Instruments (Cost $21,643)			21,657

Total Investments in Affiliates (Cost $21,643)			21,657

Total Investments 167.1% (Cost $147,506)			$145,899

Financial Derivative Instruments (g)(i) (0.3)% (Cost or Premiums, net $898)			(292)

Other Assets and Liabilities, net (66.8)%			(58,304)

Net Assets 100.0%			$87,303

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.420%	07/01/2025	07/02/2025	$4,200	U.S. Treasury Bonds 4.750% due 11/15/2043	$(4,281)	$4,200	$4,200
FICC STR	4.400	06/30/2025	07/01/2025	4,000	U.S. Treasury Notes 4.000% due 12/15/2027	(4,080)	4,000	4,000

Total Repurchase Agreements						$(8,361)	$8,200	$8,200

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)%
Ginnie Mae, TBA	4.000%	07/01/2055	$200	$(182)	$(186)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	2,200	(1,731)	(1,743)

Total Short Sales (2.2)%				$(1,913)	$(1,929)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$4,200	$0	$0	$4,200	$(4,281)	$(81)
FICC STR	4,000	0	0	4,000	(4,080)	(80)

Total Borrowings and Other Financing Transactions	$8,200	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.750	07/25/2025	1	$1	0	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	1	1	0	0
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	1	1	0	(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	1	1	(1)	0

					$(1)	$(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	1	$1	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	3	3	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	3	3	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	1	1	(1)	(1)

					$(4)	$(3)

Total Written Options					$(5)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	10	$2,408	$(8)	$1	$0
3-Month SOFR Active Contract June Futures	09/2025	10	2,392	(16)	0	0
3-Month SOFR Active Contract June Futures	09/2026	10	2,421	2	1	0
3-Month SOFR Active Contract March Futures	06/2026	10	2,415	(3)	1	0
3-Month SOFR Active Contract September Futures	12/2025	10	2,400	(13)	0	0
Canada Government 10-Year Bond September Futures	09/2025	8	717	7	1	0
U.S. Treasury 2-Year Note September Futures	09/2025	33	6,865	26	2	0
U.S. Treasury 5-Year Note September Futures	09/2025	320	34,880	336	42	0
United Kingdom Long Gilt September Futures	09/2025	6	766	13	1	(3)

				$344	$49	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl September Futures	09/2025	5	$(693)	$3	$1	$(1)
Euro-Bund September Futures	09/2025	7	(1,073)	8	3	0
Euro-Schatz September Futures	09/2025	6	(758)	1	1	0
Japan Government 10-Year Bond September Futures	09/2025	4	(3,862)	(12)	5	0
U.S. Treasury 10-Year Note September Futures	09/2025	24	(2,691)	(38)	0	(8)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	116	(13,255)	(318)	0	(56)
U.S. Treasury Long-Term Bond September Futures	09/2025	5	(577)	(16)	0	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	38	(4,527)	(192)	0	(51)

				$(564)	$10	$(121)

Total Futures Contracts				$(220)	$59	$(124)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.303%	$	100	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089		400	5	(1)	4	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		50	0	0	0	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241		100	0	0	0	0	0

							$7	$(2)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$	1,059	$(63)	$(17)	$(80)	$0	$(3)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	1,300	$30	$0	$30	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		9,800	171	49	220	5	0
CDX.iTraxx Crossover 43 5-Year Index	5.000	Quarterly	06/20/2030	EUR	180	16	4	20	1	0

						$217	$53	$270	$7	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030		GBP	8,900	$(243)	$132	$(111)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026	$		9,000	10	2	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028			4,790	166	30	196	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			910	2	(12)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030			200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030			2,400	0	(2)	(2)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030			5,000	0	(7)	(7)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030			1,600	0	(3)	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030			1,400	0	(3)	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030			400	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			300	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030			200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			1,100	0	(8)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030			500	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			1,100	0	(10)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030			700	0	(7)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			300	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031			1,400	(2)	(13)	(15)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032			3,700	(1)	(56)	(57)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035			50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035			100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			50	0	(1)	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044			100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			700	146	123	269	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053			60	3	18	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053			200	66	10	76	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053			300	97	15	112	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053			100	6	31	37	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055			1,400	198	(32)	166	0	(11)
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027		BRL	21,300	0	(188)	(188)	4	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027			2,300	0	(14)	(14)	1	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027			12,700	0	(76)	(76)	3	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027			23,700	0	133	133	0	(5)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			8,300	0	(4)	(4)	1	0
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027			11,100	0	2	2	0	(2)
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029			10,600	0	8	8	10	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			900	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029			41,000	9	41	50	37	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029			12,400	0	(25)	(25)	0	(11)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		AUD	1,700	19	21	40	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028		COP	2,739,300	0	(1)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030			1,728,700	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		EUR	80	0	2	2	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030			100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035			100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035			100	(1)	2	1	0	0
Receive(6)	3-Month EUR-EURIBOR	2.576	Annual	07/09/2035			1,700	0	4	4	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		AUD	6,300	46	113	159	0	(9)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		EUR	100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			200	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			200	(2)	(4)	(6)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			100	0	(2)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030			500	(7)	6	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035			100	0	(4)	(4)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.460%	Annual	03/13/2035	EUR	100	$0	$(1)	$(1)	$0	$0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		1,700	0	(5)	(5)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		3,160	(135)	14	(121)	0	(6)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,010	83	41	124	4	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,000	(14)	(21)	(35)	0	(2)

							$444	$224	$668	$65	$(111)

Total Swap Agreements							$605	$258	$863	$72	$(114)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$59	$72	$131	$(4)	$(124)	$(114)	$(242)

(h)

Securities with an aggregate market value of $468 and cash of $1,714 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	AUD	576		$374	$0	$(5)
	07/2025	CNH	1,595		221	0	(2)
	07/2025		$22	NZD	37	0	0
	08/2025	CNH	2,415		$336	0	(3)
	08/2025	NZD	37		22	0	0
	08/2025		$374	AUD	576	5	0

BOA	07/2025	DOP	1,374		$23	0	0
	07/2025	EUR	963		1,095	0	(39)
	07/2025	IDR	346,704		21	0	0
	07/2025		$7	ILS	26	0	0
	07/2025		137	KRW	186,622	1	0
	07/2025		19	SGD	24	0	0
	08/2025	CNH	726		$101	0	0
	08/2025	SGD	24		19	0	0
	08/2025	TWD	41		1	0	0
	08/2025		$122	CNH	869	0	0
	08/2025		419	MXN	7,944	3	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2025	BRL	2,235		$390	$0	$(21)
	07/2025	IDR	5,866,515		360	0	(2)
	07/2025	INR	44,485		520	1	0
	07/2025	PEN	102		28	0	(1)
	07/2025	THB	81		2	0	0
	07/2025	TWD	7,273		224	0	(27)
	07/2025		$410	BRL	2,235	2	0
	07/2025		333	IDR	5,436,478	2	0
	07/2025		250	KRW	343,427	4	0
	07/2025		30	THB	989	1	0
	07/2025		490	TWD	14,573	10	0
	08/2025	CNH	726		$102	0	0
	08/2025	TWD	5,902		181	0	(24)
	08/2025		$656	CNH	4,687	1	0
	08/2025		21	INR	1,812	0	0
	08/2025		284	MXN	5,408	3	0
	08/2025		62	TWD	2,032	9	0
	09/2025		251	PEN	908	5	0
	10/2025	BRL	6,400		$1,072	0	(79)

BRC	07/2025	EUR	120		137	0	(4)
	07/2025	GBP	200		270	0	(4)
	07/2025	IDR	1,415,804		87	0	(1)
	07/2025	PLN	53		14	0	(1)
	07/2025		$251	AUD	388	5	0
	07/2025		639	GBP	470	6	0
	07/2025		101	KRW	137,727	1	0
	07/2025		80	THB	2,605	0	0
	07/2025		478	TRY	19,566	6	0
	07/2025	ZAR	17,324		$958	0	(19)
	08/2025	GBP	470		640	0	(6)
	08/2025		$1,253	TRY	52,203	15	0
	09/2025	PEN	663		$182	0	(5)

BSH	07/2025		$43	PEN	153	1	0
	08/2025		334		1,183	0	(1)
	09/2025	PEN	1,652		$451	0	(14)
	09/2025		$60	PEN	218	1	0
	11/2025	PEN	1,965		$536	0	(17)
	12/2025		1,187		334	1	0

CBK	07/2025	AUD	165		108	0	(1)
	07/2025	BRL	3,420		627	0	(3)
	07/2025	KRW	674,655		492	0	(7)
	07/2025	PEN	51		14	0	(1)
	07/2025	SEK	320		34	0	0
	07/2025	SGD	8		6	0	0
	07/2025	THB	4,240		128	0	(3)
	07/2025	TWD	12,840		395	0	(47)
	07/2025		$589	BRL	3,420	40	0
	07/2025		349	CAD	478	2	0
	07/2025		44	IDR	710,802	0	0
	07/2025		12	KRW	16,263	0	0
	07/2025		334	PEN	1,192	2	0
	07/2025		270	SGD	347	3	0
	07/2025		8	THB	267	0	0
	07/2025		929	TWD	27,611	22	0
	08/2025	CNH	508		$71	0	(1)
	08/2025	PEN	4,297		1,170	0	(41)
	08/2025	TWD	13,712		421	0	(56)
	08/2025		$360	CNH	2,604	6	0
	08/2025		482	INR	41,489	1	0
	09/2025	PEN	4,385		$1,198	0	(37)
	09/2025		$72	PEN	259	1	0
	01/2026	PEN	153		$43	0	0
	02/2026		678		185	0	(6)

DUB	07/2025		$481	EUR	415	8	0
	07/2025		35	TWD	1,029	1	0
	08/2025	EUR	414		$481	0	(7)
	08/2025		$228	INR	19,660	0	0

FAR	07/2025	BRL	7,744		$1,402	0	(23)
	07/2025	CHF	89		109	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	CNH	811		$113	$0	$(1)
	07/2025	JPY	31,958		223	1	0
	07/2025	SGD	6		5	0	0
	07/2025		$228	AUD	353	5	0
	07/2025		1,394	BRL	7,744	32	0
	07/2025		193	JPY	28,165	2	0
	07/2025		99	PLN	364	2	0
	07/2025		15	SGD	19	0	0
	08/2025	CNH	766		$107	0	0
	08/2025	JPY	28,062		194	0	(2)
	08/2025	SGD	19		15	0	0
	08/2025		$36	CHF	28	0	0
	08/2025		35	INR	2,990	0	0
	09/2025	MXN	6,017		$309	0	(9)
	09/2025		$1,402	BRL	7,862	23	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	2,228		$607	0	(20)

GLM	07/2025	DOP	1,604		25	0	(2)
	07/2025	IDR	82,691		5	0	0
	07/2025	PEN	669		187	0	(2)
	07/2025	TWD	3,315		102	0	(12)
	07/2025		$10	IDR	168,278	0	0
	07/2025		6	SGD	7	0	0
	07/2025	ZAR	18,775		$1,048	0	(11)
	08/2025	SGD	7		6	0	0
	09/2025	DOP	536		9	0	0
	09/2025	PEN	534		146	0	(5)
	10/2025	BRL	10,673		1,755	0	(165)

IND	07/2025		$34	SEK	320	0	0
	08/2025	SEK	320		$34	0	0

JPM	07/2025	BRL	3,522		645	0	(3)
	07/2025	CNH	1,537		213	0	(2)
	07/2025	KRW	372,580		273	0	(3)
	07/2025	NZD	37		22	0	(1)
	07/2025	PLN	573		153	0	(6)
	07/2025	SGD	265		206	0	(2)
	07/2025	TWD	7,363		226	0	(27)
	07/2025		$621	BRL	3,522	27	0
	07/2025		379	KRW	515,723	3	0
	07/2025		177	PLN	656	5	0
	07/2025		12	SGD	16	0	0
	07/2025		82	TWD	2,442	2	0
	07/2025	ZAR	6,607		$370	0	(3)
	08/2025	BRL	2,136		374	0	(16)
	08/2025	CNH	2,232		310	0	(3)
	08/2025	SGD	16		12	0	0
	08/2025	TWD	23,802		727	0	(100)
	08/2025		$131	CNH	936	0	0
	08/2025		23	INR	2,021	0	0

MBC	07/2025	CAD	615		$448	0	(4)
	07/2025	CNH	737		102	0	(1)
	07/2025	EUR	70		80	0	(2)
	07/2025	JPY	1,932		13	0	0
	07/2025	PLN	410		109	0	(4)
	07/2025	SGD	636		496	0	(4)
	07/2025	THB	2,128		64	0	(1)
	07/2025	TWD	17,997		605	0	(13)
	07/2025		$100	CAD	137	1	0
	07/2025		109	CHF	89	3	0
	07/2025		855	EUR	738	14	0
	07/2025		102	GBP	75	1	0
	07/2025		9	IDR	141,302	0	0
	07/2025		321	SGD	416	6	0
	07/2025		92	THB	2,994	0	0
	07/2025		626	TWD	18,536	12	0
	08/2025	CAD	137		$100	0	(1)
	08/2025	CNH	5,083		708	0	(5)
	08/2025	SGD	415		321	0	(6)
	08/2025	TWD	6,455		200	0	(25)
	08/2025		$787	CNH	5,651	5	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	07/2025	JPY	722		$5	$0	$0
	07/2025		$61	JPY	8,914	1	0
	07/2025		1	PLN	2	0	0
	08/2025	CNH	781		$109	0	0
	08/2025	JPY	8,882		61	0	(1)

NGF	07/2025		$124	IDR	2,014,142	1	0
	08/2025		13	TRY	527	0	0

SCX	07/2025	IDR	1,429,447		$88	0	(1)
	07/2025	JPY	18,800		132	2	0
	07/2025	PEN	1,616		451	0	(5)
	07/2025		$48	IDR	782,641	0	0
	07/2025		519	INR	44,496	0	0
	07/2025		85	PEN	305	1	0
	07/2025		64	SGD	83	1	0
	07/2025		1,150	TWD	33,723	11	0
	08/2025	CNH	1,346		$188	0	0
	08/2025	INR	44,587		519	0	0
	08/2025	SGD	83		64	0	(1)
	08/2025	TWD	1,926		59	0	(8)
	08/2025		$419	CNH	3,031	6	0
	08/2025		102	INR	8,787	0	0

SOG	07/2025		108	JPY	15,632	0	0
	08/2025	JPY	15,575		$108	0	0
	08/2025		$0	INR	12	0	0

SSB	07/2025	GBP	345		$467	0	(6)
	11/2025	PEN	195		53	0	(2)

UAG	07/2025	IDR	1,423,085		88	0	0
	07/2025	KRW	137,510		101	0	0
	07/2025	THB	339		10	0	0
	07/2025		$88	IDR	1,422,714	0	0
	07/2025		101	KRW	137,443	0	0
	08/2025		241	CNH	1,750	4	0
	09/2025	MXN	1,352		$70	0	(2)

Total Forward Foreign Currency Contracts						$340	$(998)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	1,000	96	76
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	120

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	17,100	92	59

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	15,300	93	13

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	51

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	68
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	103

Total Purchased Options							$691	$578

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	100	$0	$0

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	100	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	200	(1)	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	100	0	0

						$(1)	$ 0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	100	$0	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	100	0	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	100	0	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	17,100	(35)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	17,100	(57)	(24)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	15,300	(35)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	15,300	(58)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	100	0	0

							$(193)	$(44)

Total Written Options							$(194)	$(44)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$336	$(91)	$65	$0	$(26)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	398	(108)	77	0	(31)

Total Swap Agreements						$(199)	$142	$0	$(57)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$5	$0	$0	$5	$(10)	$0	$0	$(10)	$(5)	$0	$(5)
BOA	4	250	0	254	(39)	(4)	0	(43)	211	0	211
BPS	38	0	0	38	(154)	0	0	(154)	(116)	0	(116)
BRC	33	0	0	33	(40)	0	(26)	(66)	(33)	0	(33)
BSH	3	0	0	3	(32)	0	0	(32)	(29)	0	(29)
CBK	77	0	0	77	(203)	0	0	(203)	(126)	0	(126)
DUB	9	59	0	68	(7)	(34)	0	(41)	27	0	27
FAR	65	13	0	78	(58)	(4)	0	(62)	16	0	16
GLM	0	0	0	0	(197)	0	0	(197)	(197)	0	(197)
JPM	37	85	0	122	(166)	0	0	(166)	(44)	0	(44)
MBC	42	0	0	42	(66)	0	0	(66)	(24)	0	(24)
MYC	0	171	0	171	0	(2)	(31)	(33)	138	84	222
MYI	1	0	0	1	(1)	0	0	(1)	0	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
NGF	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
SCX	21	0	0	21	(15)	0	0	(15)	6	0	6
SSB	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
UAG	4	0	0	4	(2)	0	0	(2)	2	0	2

Total Over the Counter	$340	$578	$0	$918	$(998)	$(44)	$(57)	$(1,099)

(j)

Securities with an aggregate market value of $84 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$59	$59
Swap Agreements	0	7	0	0	65	72

	$0	$7	$0	$0	$124	$131

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$340	$0	$340
Purchased Options	0	0	0	0	578	578

	$0	$0	$0	$340	$578	$918

	$0	$7	$0	$340	$702	$1,049

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	124	124
Swap Agreements	0	3	0	0	111	114

	$0	$3	$0	$0	$239	$242

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$998	$0	$998
Written Options	0	0	0	0	44	44
Swap Agreements	0	57	0	0	0	57

	$0	$57	$0	$998	$44	$1,099

	$0	$60	$0	$998	$283	$1,341

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)	June 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	434	434
Swap Agreements	0	(11)	0	0	(96)	(107)

	$0	$(11)	$0	$0	$352	$341

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(75)	$0	$(75)
Written Options	0	0	0	0	43	43
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$(75)	$43	$(22)

	$0	$(1)	$0	$(75)	$395	$319

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(403)	(403)
Swap Agreements	0	56	0	0	(217)	(161)

	$0	$56	$0	$0	$(619)	$(563)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,151)	$0	$(1,151)
Purchased Options	0	0	0	0	(2)	(2)
Written Options	0	1	0	0	34	35
Swap Agreements	0	(5)	0	0	0	(5)

	$0	$(4)	$0	$(1,151)	$32	$(1,123)

	$0	$52	$0	$(1,151)	$(587)	$(1,686)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,033	$0	$1,033
Corporate Bonds & Notes
Banking & Finance	0	8,037	6	8,043
Industrials	0	3,850	0	3,850
Utilities	0	1,213	0	1,213
Municipal Bonds & Notes
West Virginia	0	92	0	92
U.S. Government Agencies	0	56,522	0	56,522
U.S. Treasury Obligations	0	10,360	0	10,360
Non-Agency Mortgage-Backed Securities	0	4,475	0	4,475
Asset-Backed Securities
CMBS Other	0	255	0	255
Home Equity Other	0	3,761	0	3,761
Whole Loan Collateral	0	245	0	245
Other ABS	0	1,352	0	1,352
Sovereign Issues	0	15,198	0	15,198
Preferred Securities
Banking & Finance	0	45	0	45
Short-Term Instruments
Commercial Paper	0	2,495	0	2,495
Repurchase Agreements	0	8,200	0	8,200
Nigeria Treasury Bills	0	269	0	269
U.S. Treasury Bills	0	6,834	0	6,834

	$0	$124,236	$6	$124,242

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,657	$0	$0	$21,657

Total Investments	$21,657	$124,236	$6	$145,899

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,929)	$0	$(1,929)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	119	0	131
Over the counter	0	918	0	918

	$12	$1,037	$0	$1,049

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(237)	0	(242)
Over the counter	0	(1,042)	(57)	(1,099)

	$(5)	$(1,279)	$(57)	$(1,341)

Total Financial Derivative Instruments	$7	$(242)	$(57)	$(292)

Totals	$21,664	$122,065	$(51)	$143,678

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Dynamic Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Notes to Financial Statements	(Cont.)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each

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Notes to Financial Statements	(Cont.)

tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14,550	$36,510	$(29,401)	$(3)	$1	$21,657	$411	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the

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Notes to Financial Statements	(Cont.)

insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”),

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which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a

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Notes to Financial Statements	(Cont.)

joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written.

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These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment

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Notes to Financial Statements	(Cont.)

policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each

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sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security

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Notes to Financial Statements	(Cont.)

that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs)

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or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and

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Notes to Financial Statements	(Cont.)

limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.55%	0.30%	0.30%	0.30%	0.30%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements	(Cont.)

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $748.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$518,948	$520,532	$7,483	$2,826

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	117	$1,020	189	$1,642

Class M	0	1	2	24

Administrative Class	390	3,426	1,207	10,507

Advisor Class	108	943	156	1,360
Issued as reinvestment of distributions

Institutional Class	173	1,519	265	2,303

Class M	1	5	1	8

Administrative Class	97	849	139	1,209

Advisor Class	36	319	58	501
Cost of shares redeemed

Institutional Class	(225)	(1,969)	(340)	(2,955)

Class M	0	(4)	(5)	(46)

Administrative Class	(622)	(5,443)	(1,011)	(8,769)

Advisor Class	(197)	(1,721)	(230)	(2,004)

Net increase (decrease) resulting from Portfolio share transactions	(122)	$(1,055)	431	$3,780

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 73% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$339

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$146,491	$4,316	$(6,379)	$(2,063)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

DOP	Dominican Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate

Bobl	Bundesobligation, the German word for federal government bond	IBR	Indicador Bancario de Referencia	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	EURIBOR	Euro Interbank Offered Rate

BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	DAC	Designated Activity Company

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dynamic Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0352	$0.0000	$0.0000	$0.0352

February 2025	$0.0306	$0.0000	$0.0000	$0.0306

March 2025	$0.0357	$0.0000	$0.0000	$0.0357

April 2025	$0.0382	$0.0000	$0.0000	$0.0382

May 2025	$0.0370	$0.0000	$0.0000	$0.0370

June 2025	$0.0347	$0.0000	$0.0000	$0.0347

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0317	$0.0000	$0.0000	$0.0317

February 2025	$0.0276	$0.0000	$0.0000	$0.0276

March 2025	$0.0325	$0.0000	$0.0000	$0.0325

April 2025	$0.0349	$0.0000	$0.0000	$0.0349

May 2025	$0.0335	$0.0000	$0.0000	$0.0335

June 2025	$0.0316	$0.0000	$0.0000	$0.0316

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0340	$0.0000	$0.0000	$0.0340

February 2025	$0.0296	$0.0000	$0.0000	$0.0296

March 2025	$0.0346	$0.0000	$0.0000	$0.0346

April 2025	$0.0371	$0.0000	$0.0000	$0.0371

May 2025	$0.0358	$0.0000	$0.0000	$0.0358

June 2025	$0.0337	$0.0000	$0.0000	$0.0337

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0332	$0.0000	$0.0000	$0.0332

February 2025	$0.0289	$0.0000	$0.0000	$0.0289

March 2025	$0.0339	$0.0000	$0.0000	$0.0339

April 2025	$0.0364	$0.0000	$0.0000	$0.0364

May 2025	$0.0351	$0.0000	$0.0000	$0.0351

June 2025	$0.0330	$0.0000	$0.0000	$0.0330

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

44	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

46	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITDYNBONDFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Emerging Markets Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the ”Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Emerging Markets Bond Portfolio	09/30/02	04/30/12	11/10/14	09/30/02	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Emerging Markets Bond Portfolio	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Emerging Markets Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$10.64	$0.39	$0.22	$0.61	$(0.40)	$0.00	$(0.40)

12/31/2024	10.56	0.72	0.06	0.78	(0.70)	0.00	(0.70)

12/31/2023	10.06	0.59	0.50	1.09	(0.59)	0.00	(0.59)

12/31/2022	12.52	0.52	(2.46)	(1.94)	(0.52)	0.00	(0.52)

12/31/2021	13.44	0.54	(0.86)	(0.32)	(0.60)	0.00	(0.60)

12/31/2020	13.19	0.55	0.30	0.85	(0.60)	0.00	(0.60)
Class M

01/01/2025 - 06/30/2025+	10.64	0.36	0.23	0.59	(0.38)	0.00	(0.38)

12/31/2024	10.56	0.67	0.06	0.73	(0.65)	0.00	(0.65)

12/31/2023	10.06	0.55	0.49	1.04	(0.54)	0.00	(0.54)

12/31/2022	12.52	0.47	(2.45)	(1.98)	(0.48)	0.00	(0.48)

12/31/2021	13.44	0.48	(0.86)	(0.38)	(0.54)	0.00	(0.54)

12/31/2020	13.19	0.49	0.31	0.80	(0.55)	0.00	(0.55)
Administrative Class

01/01/2025 - 06/30/2025+	10.64	0.38	0.22	0.60	(0.39)	0.00	(0.39)

12/31/2024	10.56	0.70	0.06	0.76	(0.68)	0.00	(0.68)

12/31/2023	10.06	0.58	0.50	1.08	(0.58)	0.00	(0.58)

12/31/2022	12.52	0.51	(2.46)	(1.95)	(0.51)	0.00	(0.51)

12/31/2021	13.44	0.52	(0.86)	(0.34)	(0.58)	0.00	(0.58)

12/31/2020	13.19	0.53	0.30	0.83	(0.58)	0.00	(0.58)
Advisor Class

01/01/2025 - 06/30/2025+	10.64	0.37	0.23	0.60	(0.39)	0.00	(0.39)

12/31/2024	10.56	0.69	0.06	0.75	(0.67)	0.00	(0.67)

12/31/2023	10.06	0.57	0.49	1.06	(0.56)	0.00	(0.56)

12/31/2022	12.52	0.49	(2.45)	(1.96)	(0.50)	0.00	(0.50)

12/31/2021	13.44	0.51	(0.86)	(0.35)	(0.57)	0.00	(0.57)

12/31/2020	13.19	0.51	0.31	0.82	(0.57)	0.00	(0.57)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.85	5.86%	$56,213	1.07	%*	1.07	%*	0.86	%*	0.86	%*	7.34	%*	35%

10.64	7.59	55,165	1.13		1.13		0.85		0.85		6.76		62

10.56	11.27	53,101	1.12		1.12		0.85		0.85		5.90		72

10.06	(15.50)	49,539	0.89		0.89		0.85		0.85		4.95		39

12.52	(2.42)	59,591	0.87		0.87		0.85		0.85		4.22		42

13.44	6.87	54,693	0.95		0.95		0.85		0.85		4.26		106

10.85	5.62	445	1.52	*	1.52	*	1.31	*	1.31	*	6.89	*	35

10.64	7.11	418	1.58		1.58		1.30		1.30		6.29		62

10.56	10.78	411	1.57		1.57		1.30		1.30		5.44		72

10.06	(15.88)	440	1.34		1.34		1.30		1.30		4.47		39

12.52	(2.85)	579	1.32		1.32		1.30		1.30		3.75		42

13.44	6.38	764	1.40		1.40		1.30		1.30		3.82		106

10.85	5.78	97,171	1.22	*	1.22	*	1.01	*	1.01	*	7.19	*	35

10.64	7.43	96,396	1.28		1.28		1.00		1.00		6.58		62

10.56	11.11	104,426	1.27		1.27		1.00		1.00		5.73		72

10.06	(15.63)	109,838	1.04		1.04		1.00		1.00		4.78		39

12.52	(2.56)	134,990	1.02		1.02		1.00		1.00		4.06		42

13.44	6.71	154,896	1.10		1.10		1.00		1.00		4.12		106

10.85	5.73	40,515	1.32	*	1.32	*	1.11	*	1.11	*	7.09	*	35

10.64	7.32	40,059	1.38		1.38		1.10		1.10		6.49		62

10.56	11.00	41,049	1.37		1.37		1.10		1.10		5.65		72

10.06	(15.72)	38,856	1.14		1.14		1.10		1.10		4.69		39

12.52	(2.66)	49,141	1.12		1.12		1.10		1.10		3.97		42

13.44	6.60	47,639	1.20		1.20		1.10		1.10		4.02		106

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Emerging Markets Bond Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$200,764
Investments in Affiliates	101
Financial Derivative Instruments
Exchange-traded or centrally cleared	196
Over the counter	1,156
Cash	639
Deposits with counterparty	2,611
Foreign currency, at value	1,076
Receivable for investments sold	1,242
Receivable for TBA investments sold	5,630
Receivable for Portfolio shares sold	334
Interest and/or dividends receivable	3,049
Dividends receivable from Affiliates	5
Total Assets	216,803

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$7,504
Financial Derivative Instruments
Exchange-traded or centrally cleared	112
Over the counter	2,906
Payable for investments purchased	2,821
Payable for investments in Affiliates purchased	5
Payable for TBA investments purchased	8,815
Deposits from counterparty	30
Payable for Portfolio shares redeemed	109
Accrued investment advisory fees	68
Accrued supervisory and administrative fees	61
Accrued distribution fees	8
Accrued servicing fees	12
Foreign capital gains tax payable	8
Total Liabilities	22,459

Commitments and Contingent Liabilities^

Net Assets	$194,344

Net Assets Consist of:

Paid in capital	$240,760
Distributable earnings (accumulated loss)	(46,416)

Net Assets	$194,344

Net Assets:

Institutional Class	$56,213
Class M	445
Administrative Class	97,171
Advisor Class	40,515

Shares Issued and Outstanding:

Institutional Class	5,179
Class M	41
Administrative Class	8,953
Advisor Class	3,733

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.85
Class M	10.85
Administrative Class	10.85
Advisor Class	10.85

Cost of investments in securities	$209,922
Cost of investments in Affiliates	$101
Cost of foreign currency held	$1,045
Cost or premiums of financial derivative instruments, net	$(49)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Emerging Markets Bond Portfolio	(Unaudited)

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$7,856
Dividends, net of foreign taxes*	16
Dividends from Investments in Affiliates	29
Miscellaneous income	44
Total Income	7,945

Expenses:

Investment advisory fees	426
Supervisory and administrative fees	378
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	72
Distribution and/or servicing fees - Advisor Class	49
Trustee fees	5
Interest expense	197
Miscellaneous expense	1
Total Expenses	1,129
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	1,127

Net Investment Income (Loss)	6,818

Net Realized Gain (Loss):

Investments in securities	(2,490)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	87
Over the counter financial derivative instruments	(922)
Foreign currency	(9)

Net Realized Gain (Loss)	(3,333)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	9,532
Exchange-traded or centrally cleared financial derivative instruments	1,233
Over the counter financial derivative instruments	(3,441)
Foreign currency assets and liabilities	46

Net Change in Unrealized Appreciation (Depreciation)	7,370

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,855

* Foreign tax withholdings	$13

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$6,818	$12,946
Net realized gain (loss)	(3,333)	(12,784)
Net change in unrealized appreciation (depreciation)	7,370	14,043

Net Increase (Decrease) in Net Assets Resulting from Operations	10,855	14,205

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,072)	(3,553)
Class M	(15)	(26)
Administrative Class	(3,572)	(6,452)
Advisor Class	(1,450)	(2,603)

Total Distributions(a)	(7,109)	(12,634)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(1,440)	(8,520)

Total Increase (Decrease) in Net Assets	2,306	(6,949)

Net Assets:

Beginning of period	192,038	198,987
End of period	$194,344	$192,038

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3%

ALBANIA 0.1%

SOVEREIGN ISSUES 0.1%

Albania Government International Bond
3.500% due 11/23/2031	EUR	200	$228

Total Albania (Cost $224)			228

ANGOLA 0.5%

SOVEREIGN ISSUES 0.5%

Angolan Government International Bond
8.250% due 05/09/2028		$200	189
8.750% due 04/14/2032		400	354
9.375% due 05/08/2048		200	159
9.500% due 11/12/2025		300	301

Total Angola (Cost $997)			1,003

ARGENTINA 3.3%

SOVEREIGN ISSUES 3.3%

Argentina Government International Bond
0.750% due 07/09/2030		$946	752
1.000% due 07/09/2029		404	337
3.500% due 07/09/2041		3,727	2,320
4.125% due 07/09/2035 (l)		1,576	1,061
4.125% due 07/09/2046		303	199
5.000% due 01/09/2038 (l)		2,292	1,633

Provincia de Buenos Aires
6.625% due 09/01/2037		135	97

Total Argentina (Cost $5,142)			6,399

ARMENIA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Armenia International Bond
3.600% due 02/02/2031		$500	433
3.950% due 09/26/2029		300	276

Total Armenia (Cost $790)			709

AZERBAIJAN 0.7%

CORPORATE BONDS & NOTES 0.7%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,400	1,420

Total Azerbaijan (Cost $1,410)			1,420

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%

Bahrain Government International Bond
4.250% due 01/25/2028		$300	289
7.500% due 09/20/2047		300	295

Total Bahrain (Cost $581)			584

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%

Star Energy Geothermal Darajat
4.850% due 10/14/2038		$400	381

Total Bermuda (Cost $400)			381

BRAZIL 8.5%

CORPORATE BONDS & NOTES 1.9%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	16,000	855

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$1,290	1,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Inova Ventures
6.750% due 01/28/2028		$500	$473

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(b)(c)		314	88

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		149	120

Vale Overseas Ltd.
6.400% due 06/28/2054		200	197

Vale SA
0.000% due 12/29/2049 ~(j)	BRL	10,380	655

			3,673

SOVEREIGN ISSUES 6.6%

Brazil Government International Bond
4.750% due 01/14/2050		$513	363
7.125% due 05/13/2054		400	384

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (f)	BRL	63,600	11,291

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		4,522	743

			12,781

Total Brazil (Cost $16,591)			16,454

BULGARIA 0.5%

SOVEREIGN ISSUES 0.5%

Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	400	488
5.000% due 03/05/2037		$400	392

Total Bulgaria (Cost $843)			880

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	508
9.500% due 11/19/2025		$67	66

Total Cameroon (Cost $669)			574

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%

Ivanhoe Mines Ltd.
7.875% due 01/23/2030		$300	300

Total Canada (Cost $300)			300

CAYMAN ISLANDS 1.6%

CORPORATE BONDS & NOTES 1.6%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		$444	353

Gaci First Investment Co.
4.875% due 02/14/2035		1,400	1,372

ICD Funding Ltd.
3.223% due 04/28/2026		200	197

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		13	13
0.000% due 05/15/2030 (f)		422	347
7.860% due 05/15/2030		185	192

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		80	81

Poinsettia Finance Ltd.
6.625% due 06/17/2031		529	495

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2025 ^(b)(c)		31	4

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(b)(c)		31	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(b)(c)	$62	$8

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(b)(c)	93	12

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(b)(c)	94	12

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(b)(c)	44	5

Total Cayman Islands (Cost $3,082)		3,095

CHILE 2.6%

CORPORATE BONDS & NOTES 1.9%

Banco del Estado de Chile
7.950% due 05/02/2029 •(j)(k)	$300	312

Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	204
4.250% due 07/17/2042	200	159
4.875% due 11/04/2044	600	502
5.125% due 02/02/2033	300	292
6.300% due 09/08/2053	300	295
6.330% due 01/13/2035	300	312
6.780% due 01/13/2055	300	308

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	118
3.830% due 09/14/2061	200	128

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	190

Empresa Nacional del Petroleo
5.950% due 07/30/2034	200	203
6.150% due 05/10/2033	200	206

Engie Energia Chile SA
6.375% due 04/17/2034	200	208

GNL Quintero SA
4.634% due 07/31/2029	318	315

		3,752

SOVEREIGN ISSUES 0.7%

Chile Government International Bond
3.100% due 05/07/2041 (l)	300	224
3.250% due 09/21/2071	800	487
4.340% due 03/07/2042	600	521
5.650% due 01/13/2037	200	207

		1,439

Total Chile (Cost $5,949)		5,191

COLOMBIA 3.1%

CORPORATE BONDS & NOTES 0.9%

Banco Davivienda SA
8.125% due 07/02/2035 •(a)(k)	$400	402

Ecopetrol SA
5.875% due 05/28/2045	400	277
6.875% due 04/29/2030	200	198
7.750% due 02/01/2032	500	492
8.375% due 01/19/2036	400	386

		1,755

SOVEREIGN ISSUES 2.2%

Colombia Government International Bond
4.125% due 05/15/2051	1,200	686
5.000% due 06/15/2045	1,300	880
5.200% due 05/15/2049	500	336
6.125% due 01/18/2041	400	327
7.500% due 02/02/2034	500	499
8.000% due 11/14/2035	300	302
8.375% due 11/07/2054	300	286
8.500% due 04/25/2035	500	520

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 11/14/2053		$400	$397

			4,233

Total Colombia (Cost $6,732)			5,988

CZECH REPUBLIC 0.3%

CORPORATE BONDS & NOTES 0.3%

Czechoslovak Group AS
5.250% due 01/10/2031 (a)	EUR	100	120

EPH Financing International AS
6.651% due 11/13/2028		300	384

Total Czech Republic (Cost $452)			504

DOMINICAN REPUBLIC 2.8%

SOVEREIGN ISSUES 2.8%

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	28,400	476
13.000% due 01/30/2026		3,100	52

Dominican Republic International Bond
4.875% due 09/23/2032		$700	648
5.300% due 01/21/2041		200	173
5.500% due 02/22/2029		200	200
5.875% due 01/30/2060		600	505
6.000% due 07/19/2028		200	203
6.000% due 02/22/2033		500	495
6.500% due 02/15/2048		300	285
6.600% due 06/01/2036		150	151
6.950% due 03/15/2037		400	407
7.150% due 02/24/2055		400	400
8.625% due 04/20/2027		200	208
10.500% due 03/15/2037	DOP	8,000	137
10.750% due 06/01/2036		20,100	349
11.250% due 09/15/2035		12,800	229
13.625% due 02/10/2034		23,800	482

Total Dominican Republic (Cost $5,594)			5,400

ECUADOR 1.3%

SOVEREIGN ISSUES 1.3%

Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$749	545
5.000% due 07/31/2040		495	312
5.500% due 07/31/2035		1,507	1,101
6.900% due 07/31/2030		692	602

Ecuador Social Bond SARL
0.000% due 01/30/2035 (f)		43	31

Total Ecuador (Cost $2,185)			2,591

EGYPT 2.1%

SOVEREIGN ISSUES 2.1%

Egypt Government International Bond
4.750% due 04/16/2026	EUR	300	356
6.375% due 04/11/2031		900	986
7.300% due 09/30/2033		$300	267
7.625% due 05/29/2032		1,300	1,206
8.500% due 01/31/2047		200	162
8.625% due 02/04/2030		400	405
8.875% due 05/29/2050		400	334
9.450% due 02/04/2033		400	405

Total Egypt (Cost $3,521)			4,121

EL SALVADOR 0.4%

SOVEREIGN ISSUES 0.4%

El Salvador Government International Bond
8.250% due 04/10/2032		$30	31
9.250% due 04/17/2030		300	318
9.650% due 11/21/2054		500	516

Total El Salvador (Cost $799)			865

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,000	$1,157

Total Germany (Cost $1,048)			1,157

GHANA 0.6%

SOVEREIGN ISSUES 0.6%

Ghana Government International Bond
0.000% due 07/03/2026 (f)		$72	70
1.500% due 01/03/2037		700	322
5.000% due 07/03/2029		822	773

Total Ghana (Cost $1,090)			1,165

GUATEMALA 0.6%

SOVEREIGN ISSUES 0.6%

Guatemala Government International Bond
4.650% due 10/07/2041		$200	159
4.875% due 02/13/2028		410	406
6.050% due 08/06/2031		200	204
6.125% due 06/01/2050		300	273
6.600% due 06/13/2036		200	203

Total Guatemala (Cost $1,300)			1,245

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	343
5.050% due 01/27/2027		$300	289

Total Hong Kong (Cost $564)			632

HUNGARY 2.1%

CORPORATE BONDS & NOTES 0.1%

MVM Energetika Zrt
7.500% due 06/09/2028		$200	211

SOVEREIGN ISSUES 2.0%

Hungary Government International Bond
2.125% due 09/22/2031		250	208
5.250% due 06/16/2029		500	505
5.375% due 09/26/2030		300	303
5.500% due 06/16/2034		200	197
5.500% due 03/26/2036		600	579
6.000% due 09/26/2035		200	201
6.250% due 09/22/2032		200	209
6.750% due 09/25/2052		400	408
6.750% due 09/23/2055		300	303
7.625% due 03/29/2041		100	113

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		400	410

MFB Magyar Fejlesztesi Bank Zrt
6.500% due 06/29/2028		500	518

			3,954

Total Hungary (Cost $4,116)			4,165

INDIA 0.4%

CORPORATE BONDS & NOTES 0.2%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		$139	118

IIFL Finance Ltd.
8.750% due 07/24/2028		300	302

			420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%

Export-Import Bank of India
3.250% due 01/15/2030		$500	$471

Total India (Cost $938)			891

INDONESIA 3.7%

CORPORATE BONDS & NOTES 3.0%

Freeport Indonesia PT
5.315% due 04/14/2032		$400	401

Indonesia Asahan Aluminium PT
5.450% due 05/15/2030		800	815

Pertamina Hulu Energi PT
5.250% due 05/21/2030		500	505

Pertamina Persero PT
1.400% due 02/09/2026		500	491
6.000% due 05/03/2042		500	494
6.450% due 05/30/2044		1,500	1,540

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	564
4.125% due 05/15/2027		200	198
4.375% due 02/05/2050		200	152
5.250% due 05/15/2047		400	347
6.250% due 01/25/2049		400	395

			5,902

SOVEREIGN ISSUES 0.7%

Indonesia Government International Bond
3.875% due 01/15/2033	EUR	300	361
4.125% due 01/15/2037		300	358
5.650% due 01/11/2053		$200	198
6.750% due 01/15/2044		300	336

Perusahaan Penerbit SBSN Indonesia
5.650% due 11/25/2054		200	197

			1,450

Total Indonesia (Cost $7,701)			7,352

IRELAND 1.1%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$284	262

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	900	1,068

SOVEREIGN ISSUES 0.5%

Avenir Issuer Ireland DAC
6.000% due 03/22/2027		$192	186

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027		923	870

			1,056

Total Ireland (Cost $2,319)			2,386

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%

AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		$100	103

Total Isle of Man (Cost $103)			103

ISRAEL 0.9%

CORPORATE BONDS & NOTES 0.2%

ICL Group Ltd.
6.375% due 05/31/2038		$200	202

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		$300	$269

			471

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
5.375% due 03/12/2029		100	102
5.375% due 02/19/2030		500	510
5.625% due 02/19/2035		500	509
5.750% due 03/12/2054		300	279

			1,400

Total Israel (Cost $1,856)			1,871

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$200	209

Total Italy (Cost $199)			209

IVORY COAST 1.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Republic of Cote d’Ivoire
5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	1,000	1,174

SOVEREIGN ISSUES 1.1%

Ivory Coast Government International Bond
4.875% due 01/30/2032		349	369
5.250% due 03/22/2030		263	297
5.750% due 12/31/2032		$447	427
5.875% due 10/17/2031	EUR	200	223
6.625% due 03/22/2048		200	185
6.875% due 10/17/2040		200	201
8.075% due 04/01/2036		$200	193
8.250% due 01/30/2037		200	193

			2,088

Total Ivory Coast (Cost $3,151)			3,262

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$172	160

Total Jamaica (Cost $172)			160

JORDAN 0.5%

SOVEREIGN ISSUES 0.5%

Jordan Government International Bond
5.750% due 01/31/2027		$200	199
7.375% due 10/10/2047		300	266
7.500% due 01/13/2029		200	206
7.750% due 01/15/2028		200	207

Total Jordan (Cost $919)			878

KAZAKHSTAN 0.8%

CORPORATE BONDS & NOTES 0.5%

KazMunayGas National Co. JSC
5.750% due 04/19/2047		$500	436
6.375% due 10/24/2048		200	185

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	356

			977

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$500	$507

Total Kazakhstan (Cost $1,477)			1,484

KENYA 0.7%

SOVEREIGN ISSUES 0.7%

Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	162
7.250% due 02/28/2028		400	394
9.500% due 03/05/2036		200	189
9.750% due 02/16/2031		600	610

Total Kenya (Cost $1,385)			1,355

LATVIA 0.3%

SOVEREIGN ISSUES 0.3%

Latvia Government International Bond
5.125% due 07/30/2034		$500	501

Total Latvia (Cost $495)			501

LEBANON 0.1%

SOVEREIGN ISSUES 0.1%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(c)		$600	115

Total Lebanon (Cost $38)			115

		SHARES
LUXEMBOURG 1.8%

COMMON STOCKS 0.1%

Foresea Holdings SA «		9,903	203

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.7%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		$391	392
5.672% due 10/20/2035		200	202
6.010% due 01/20/2033		465	482

FORESEA Holding SA
7.500% due 06/15/2030		123	117

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	304
6.103% due 08/23/2042		300	300
6.129% due 02/23/2038		300	310
6.510% due 02/23/2042		300	311

Petrorio Luxembourg Holding SARL
6.125% due 06/09/2026		300	301

Raizen Fuels Finance SA
6.250% due 07/08/2032 (a)		300	298

Saavi Energia SARL
8.875% due 02/10/2035		300	313

			3,330

Total Luxembourg (Cost $3,375)			3,533

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	500	618

Total Macedonia (Cost $532)			618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Petronas Capital Ltd.
3.404% due 04/28/2061		$300	$196
4.800% due 04/21/2060		300	258
5.848% due 04/03/2055		400	406

Total Malaysia (Cost $976)			860

		SHARES
MEXICO 9.4%

COMMON STOCKS 0.0%

Desarrolladora Homex SAB de CV «(d)		17,978	0

Hipotecaria Su Casita SA «(d)		5,259	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.5%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(j)(k)		$400	371

Banco Nacional de Comercio Exterior SNC
5.875% due 05/07/2030		300	305

Comision Federal de Electricidad
6.264% due 02/15/2052		200	174

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		199	202

Industrias Penoles SAB de CV
4.750% due 08/06/2050		400	306

Petroleos Mexicanos
6.625% due 06/15/2038		400	313
6.750% due 09/21/2047		460	333
6.950% due 01/28/2060		1,400	1,007
7.690% due 01/23/2050		4,600	3,621

Trust Fibra Uno
6.390% due 01/15/2050		200	167

			6,799

SOVEREIGN ISSUES 5.9%

Mexican Udibonos
3.000% due 12/03/2026 (i)	MXN	100,310	5,236
4.000% due 11/30/2028 (i)		6,801	355

Mexico Government International Bond
3.750% due 04/19/2071		$500	285
3.771% due 05/24/2061		2,044	1,212
5.000% due 04/27/2051 (l)		900	700
5.750% due 10/12/2110		1,200	950
5.850% due 07/02/2032 (a)		300	304
6.000% due 05/07/2036		200	198
6.350% due 02/09/2035		600	615
6.400% due 05/07/2054		200	185
6.625% due 01/29/2038 (a)		300	305
6.875% due 05/13/2037		400	418
7.375% due 05/13/2055		700	724

			11,487

Total Mexico (Cost $21,706)			18,286

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

Mongolia Government International Bond
7.875% due 06/05/2029		$200	209

Total Mongolia (Cost $199)			209

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MOROCCO 0.4%

CORPORATE BONDS & NOTES 0.3%

OCP SA
5.125% due 06/23/2051		$500	$380
6.700% due 03/01/2036		200	202

			582

SOVEREIGN ISSUES 0.1%

Morocco Government International Bond
4.000% due 12/15/2050		200	136

Total Morocco (Cost $850)			718

NAMIBIA 0.2%

SOVEREIGN ISSUES 0.2%

Namibia Government International Bond
5.250% due 10/29/2025		$300	298

Total Namibia (Cost $300)			298

		SHARES
NETHERLANDS 1.4%

COMMON STOCKS 0.0%

Stichting Administratiekantoor «(d)		1,222	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.4%

Metinvest BV
8.500% due 04/23/2026		$400	362

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		271	265

NE Property BV
1.875% due 10/09/2026	EUR	400	466

Prosus NV
1.539% due 08/03/2028		200	226
2.031% due 08/03/2032		100	105
3.257% due 01/19/2027		$200	196
3.680% due 01/21/2030		200	189
4.027% due 08/03/2050		200	134
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 (b)		13	8

Yinson Bergenia Production BV
8.498% due 01/31/2045 (a)		400	405

Yinson Boronia Production BV
8.947% due 07/31/2042		297	317

Total Netherlands (Cost $2,819)			2,673

NIGERIA 1.6%

CORPORATE BONDS & NOTES 0.4%

BOI Finance BV
7.500% due 02/16/2027	EUR	600	721

SOVEREIGN ISSUES 1.2%

Nigeria Government International Bond
6.500% due 11/28/2027		$600	597
7.375% due 09/28/2033		200	179
7.875% due 02/16/2032		600	570
8.250% due 09/28/2051		200	166
8.747% due 01/21/2031		200	202
9.625% due 06/09/2031		200	210
10.375% due 12/09/2034		300	316

			2,240

Total Nigeria (Cost $2,948)			2,961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OMAN 1.1%

SOVEREIGN ISSUES 1.1%

Oman Government International Bond
5.625% due 01/17/2028		$600	$614
6.000% due 08/01/2029		600	630
6.500% due 03/08/2047		300	305
7.000% due 01/25/2051		500	532

Total Oman (Cost $1,948)			2,081

PAKISTAN 0.7%

SOVEREIGN ISSUES 0.7%

Pakistan Government International Bond
6.000% due 04/08/2026		$500	493
6.875% due 12/05/2027		400	378
8.250% due 09/30/2025		200	200
8.875% due 04/08/2051		300	247

Total Pakistan (Cost $1,359)			1,318

PANAMA 1.2%

CORPORATE BONDS & NOTES 0.3%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$300	211

Banco General SA
5.250% due 05/07/2031 •(j)(k)		400	361

			572

SOVEREIGN ISSUES 0.9%

Panama Government International Bond
4.300% due 04/29/2053		300	194
4.500% due 04/01/2056		900	586
4.500% due 01/19/2063		300	194
6.853% due 03/28/2054		600	551
7.875% due 03/01/2057		200	204

			1,729

Total Panama (Cost $2,932)			2,301

PARAGUAY 0.6%

SOVEREIGN ISSUES 0.6%

Paraguay Government International Bond
4.700% due 03/27/2027		$143	143
6.100% due 08/11/2044		200	193
6.650% due 03/04/2055		200	200
7.900% due 02/09/2031	PYG	3,116,000	378
8.500% due 03/04/2035		1,502,000	184

Total Paraguay (Cost $1,159)			1,098

PERU 2.5%

CORPORATE BONDS & NOTES 1.8%

Banco de Credito del Peru SA
5.850% due 01/11/2029		$500	518

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	1,700	501
10.100% due 12/15/2043		1,700	510

InRetail Consumer
3.250% due 03/22/2028		$500	475

Kallpa Generacion SA
5.875% due 01/30/2032		200	205

Niagara Energy SAC
5.746% due 10/03/2034		300	297

Petroleos del Peru SA
4.750% due 06/19/2032		600	466
5.625% due 06/19/2047		700	443

			3,415

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

Peru Government International Bond
3.230% due 07/28/2121		$200	$108
3.300% due 03/11/2041		200	149
5.500% due 03/30/2036		300	300
5.875% due 08/08/2054		370	358
6.200% due 06/30/2055		300	302
6.900% due 08/12/2037	PEN	200	57
6.950% due 08/12/2031		561	172

			1,446

Total Peru (Cost $5,081)			4,861

PHILIPPINES 1.5%

CORPORATE BONDS & NOTES 0.3%

San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 •(j)		$500	495

SOVEREIGN ISSUES 1.2%

Philippines Government International Bond
2.650% due 12/10/2045		200	130
2.950% due 05/05/2045		400	274
3.700% due 03/01/2041		1,000	813
9.500% due 02/02/2030		900	1,087

			2,304

Total Philippines (Cost $3,262)			2,799

POLAND 1.4%

CORPORATE BONDS & NOTES 0.1%
6.000% due 01/30/2035		$200	206

SOVEREIGN ISSUES 1.3%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		400	412
6.250% due 10/31/2028		200	211
6.250% due 07/09/2054		400	398

Republic of Poland Government International Bond
4.875% due 02/12/2030		200	204
5.375% due 02/12/2035		400	408
5.500% due 04/04/2053		650	607
5.500% due 03/18/2054		400	372

			2,612

Total Poland (Cost $2,824)			2,818

QATAR 1.4%

CORPORATE BONDS & NOTES 0.8%

Nakilat, Inc.
6.067% due 12/31/2033		$74	77

QatarEnergy
3.125% due 07/12/2041		600	444
3.300% due 07/12/2051		1,400	946

			1,467

SOVEREIGN ISSUES 0.6%

Qatar Government International Bond
4.400% due 04/16/2050		200	169
4.817% due 03/14/2049		800	719
5.103% due 04/23/2048		200	189

			1,077

Total Qatar (Cost $2,952)			2,544

ROMANIA 1.3%

SOVEREIGN ISSUES 1.3%

Romania Government International Bond
2.625% due 12/02/2040	EUR	300	220
2.750% due 04/14/2041		100	74

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 04/13/2042	EUR	400	$294
5.250% due 03/10/2030		500	602
5.250% due 05/30/2032		100	116
5.625% due 05/30/2037		500	555
6.375% due 09/18/2033		300	364
7.625% due 01/17/2053		$300	304

Total Romania (Cost $2,670)			2,529

RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
5.625% due 04/04/2042		$300	210

Total Russia (Cost $294)			210

SAUDI ARABIA 3.9%

CORPORATE BONDS & NOTES 1.2%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	180
4.250% due 04/16/2039		1,000	872
5.250% due 07/17/2034		400	405
5.875% due 07/17/2064		400	366
6.375% due 06/02/2055		500	500

			2,323

SOVEREIGN ISSUES 2.7%

Saudi Government International Bond
3.450% due 02/02/2061		200	124
3.750% due 01/21/2055		400	274
4.500% due 10/26/2046 (l)		4,000	3,300
5.000% due 01/16/2034 (l)		600	602
5.375% due 01/13/2031		500	519
5.625% due 01/13/2035		500	522

			5,341

Total Saudi Arabia (Cost $8,963)			7,664

SENEGAL 0.5%

SOVEREIGN ISSUES 0.5%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	93
5.375% due 06/08/2037		200	147
6.250% due 05/23/2033		$300	198
7.750% due 06/10/2031		800	588

Total Senegal (Cost $1,419)			1,026

SERBIA 0.5%

SOVEREIGN ISSUES 0.5%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	484
6.000% due 06/12/2034		$400	404

Total Serbia (Cost $988)			888

SINGAPORE 0.2%

CORPORATE BONDS & NOTES 0.2%

Flex Ltd.
4.875% due 06/15/2029		$100	101

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200	208

Total Singapore (Cost $300)			309

SLOVENIA 0.4%

SOVEREIGN ISSUES 0.4%

Slovenia Government International Bond
5.000% due 09/19/2033		$700	710

Total Slovenia (Cost $695)			710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 2.4%

CORPORATE BONDS & NOTES 0.5%

Eskom Holdings SOC Ltd.
8.450% due 08/10/2028		$500	$527

Sasol Financing USA LLC
8.750% due 05/03/2029		500	495

			1,022

SOVEREIGN ISSUES 1.9%

Republic of South Africa Government International Bond
4.850% due 09/30/2029		400	386
5.000% due 10/12/2046		300	210
5.750% due 09/30/2049		600	452
5.875% due 04/20/2032		200	196
7.100% due 11/19/2036		300	298
7.300% due 04/20/2052		300	271
7.950% due 11/19/2054		300	287
8.500% due 01/31/2037	ZAR	3,900	192
8.875% due 02/28/2035		25,300	1,334

			3,626

Total South Africa (Cost $4,874)			4,648

SOUTH KOREA 0.7%

CORPORATE BONDS & NOTES 0.5%

LG Chem Ltd.
1.375% due 07/07/2026 (l)		$400	387

SK Hynix, Inc.
6.500% due 01/17/2033		600	649

			1,036

SOVEREIGN ISSUES 0.2%

Korea National Oil Corp.
4.875% due 04/03/2029		400	407

Total South Korea (Cost $1,433)			1,443

SRI LANKA 0.6%

SOVEREIGN ISSUES 0.6%

Sri Lanka Government International Bond
3.100% due 01/15/2030		$259	231
3.350% due 03/15/2033		308	249
3.600% due 06/15/2035		43	30
3.600% due 05/15/2036		238	194
3.600% due 02/15/2038		276	225
4.000% due 04/15/2028		248	234

Total Sri Lanka (Cost $1,044)			1,163

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

African Export-Import Bank
2.634% due 05/17/2026		$600	585

Total Supranational (Cost $600)			585

SWITZERLAND 0.1%

CORPORATE BONDS & NOTES 0.1%

UBS Group AG
6.373% due 07/15/2026 •(l)		$250	250

Total Switzerland (Cost $250)			250

TRINIDAD AND TOBAGO 0.4%

CORPORATE BONDS & NOTES 0.2%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		$200	182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinidad Generation UnLtd.
7.750% due 06/16/2033		$200	$207

			389

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		300	301

Total Trinidad and Tobago (Cost $678)			690

TURKEY 6.1%

CORPORATE BONDS & NOTES 0.4%

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		$400	408

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		352	341

			749

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

SOCAR Turkey Enerji AS
5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,176

Turkiye Vakiflar Bankasi TAO
5.001% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,182

			2,358

SOVEREIGN ISSUES 4.5%

Hazine Mustesarligi Varlik Kiralama AS
6.750% due 09/01/2030 (a)		$400	400

Turkiye Government International Bond
4.875% due 04/16/2043		700	494
5.750% due 05/11/2047		1,400	1,053
5.875% due 06/26/2031		500	477
6.000% due 01/14/2041		600	496
6.500% due 01/03/2035		200	189
6.875% due 03/17/2036		1,200	1,163
7.125% due 02/12/2032		500	501
7.125% due 07/17/2032		200	201
7.625% due 05/15/2034		1,000	1,026
9.125% due 07/13/2030		700	777
46.872% due 06/16/2027 ~	TRY	19,400	485
49.053% due 05/20/2026 ~		1,400	35
49.053% due 08/19/2026 ~		3,300	83
49.053% due 05/17/2028 ~		32,200	785

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		$200	200
7.500% due 02/06/2028		400	409

			8,774

Total Turkey (Cost $12,463)			11,881

UGANDA 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Uganda Government International Bond
14.375% due 02/03/2033	UGX	342,000	86
15.000% due 06/18/2043		662,800	159
15.800% due 06/23/2039		42,000	11

Total Uganda (Cost $244)			256

UKRAINE 0.9%

SOVEREIGN ISSUES 0.9%

Ukraine Government International Bond
0.000% due 02/01/2030 (h)		$118	57
0.000% due 02/01/2034 (h)		440	171
0.000% due 02/01/2035 (h)		371	176
0.000% due 02/01/2036 (h)		153	72
0.000% due 08/01/2041		120	87
1.750% due 02/01/2029		200	124
1.750% due 02/01/2034		1,038	540

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 02/01/2035		$601	$308
1.750% due 02/01/2036		337	168

Total Ukraine (Cost $1,592)			1,703

UNITED ARAB EMIRATES 2.4%

CORPORATE BONDS & NOTES 1.6%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	372
5.375% due 05/08/2029		200	206
5.500% due 05/08/2034		200	208

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		1,000	914

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		200	199

DP World Ltd.
6.850% due 07/02/2037		400	436

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	183

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	674

			3,192

SOVEREIGN ISSUES 0.8%

Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		1,200	820
3.875% due 04/16/2050		200	156
5.500% due 04/30/2054		400	399

Finance Department Government of Sharjah
4.375% due 03/10/2051		400	271

			1,646

Total United Arab Emirates (Cost $5,110)			4,838

UNITED KINGDOM 2.3%

CORPORATE BONDS & NOTES 2.1%

Antofagasta PLC
6.250% due 05/02/2034		$300	315

Azule Energy Finance PLC
8.125% due 01/23/2030		300	297

Barclays PLC
3.250% due 02/12/2027	GBP	100	135

HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	198
5.210% due 08/11/2028 •		200	203

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		200	200

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	116	117

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$2,800	1,993

Standard Chartered Bank
0.000% due 11/03/2025 «(f)	PKR	55,500	174
0.000% due 12/01/2025 «(f)		63,300	197

Vedanta Resources Finance PLC
9.475% due 07/24/2030		$200	198

			4,027

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding PLC
5.161% due 01/17/2059 •	GBP	142	196

Rochester Financing PLC
4.939% due 12/18/2044 •		117	160

Tower Bridge Funding PLC
4.960% due 12/20/2063 •		64	88

			444

Total United Kingdom (Cost $4,170)			4,471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 7.0%

ASSET-BACKED SECURITIES 1.5%

Countrywide Asset-Backed Certificates Trust
4.914% due 02/25/2037 •	$221	$215
5.559% due 11/25/2035 •	262	259

Credit-Based Asset Servicing & Securitization Trust
3.114% due 01/25/2037 þ	547	151

Morgan Stanley ABS Capital, Inc. Trust
5.199% due 01/25/2035 •	69	70
5.229% due 03/25/2034 •	268	283

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.214% due 09/25/2035 •	500	456

Soundview Home Loan Trust
5.334% due 10/25/2037 •	108	83

Wells Fargo Home Equity Asset-Backed Securities Trust
5.074% due 03/25/2037 •	1,500	1,408

		2,925

CORPORATE BONDS & NOTES 0.6%

Credit Suisse AG AT1 Claim	200	24

DAE Funding LLC
3.375% due 03/20/2028	200	193

Rio Oil Finance Trust
8.200% due 04/06/2028	278	290
9.750% due 01/06/2027	250	259

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (f)	537	389

		1,155

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Banc of America Mortgage Trust
5.056% due 02/25/2036 ~	1	1

BCAP LLC Trust
4.155% due 05/26/2037 ~	477	427

Bear Stearns Adjustable Rate Mortgage Trust
4.250% due 05/25/2047 ~	5	4

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,000	979

Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~	10	9

CitiMortgage Alternative Loan Trust
5.084% due 10/25/2036 •	64	49

Countrywide Alternative Loan Trust
4.784% due 05/25/2036 •	112	43

GSR Mortgage Loan Trust
4.729% due 01/25/2036 ~	1	1

IndyMac INDA Mortgage Loan Trust
3.500% due 11/25/2037 ~	53	44

IndyMac INDX Mortgage Loan Trust
4.794% due 02/25/2037 •	127	120
5.074% due 07/25/2045 •	71	56

Lehman XS Trust
4.814% due 09/25/2046 •	90	81
4.934% due 08/25/2037 •	112	110

Morgan Stanley Mortgage Loan Trust
6.075% due 06/25/2036 ~	1	1

SG Residential Mortgage Trust
5.353% due 08/25/2062	858	857

SunTrust Adjustable Rate Mortgage Loan Trust
4.979% due 10/25/2037 ~	31	27

WaMu Mortgage Pass-Through Certificates Trust
4.257% due 02/25/2037 ~	10	9
4.585% due 03/25/2036 ~	85	77

Washington Mutual Mortgage Pass-Through Certificates Trust
5.149% due 02/25/2047 •	112	103

		2,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.7%

Uniform Mortgage-Backed Security
4.000% due 07/01/2048		$23	$21

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2055		350	315
4.000% due 08/01/2055		500	465
4.500% due 08/01/2055		750	717
5.000% due 08/01/2055		800	784
5.500% due 08/01/2055		950	949

			3,251

U.S. TREASURY OBLIGATIONS 1.7%

U.S. Treasury Bonds
3.250% due 05/15/2042 (o)		100	83
4.625% due 05/15/2054 (o)		50	48
4.750% due 11/15/2043 (l)(o)		2,700	2,698

U.S. Treasury Notes
4.375% due 11/30/2030 (o)		400	411

			3,240

Total United States (Cost $13,662)			13,569

URUGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Uruguay Government International Bond
5.100% due 06/18/2050		$300	278
5.442% due 02/14/2037		200	205

Total Uruguay (Cost $481)			483

UZBEKISTAN 0.6%

CORPORATE BONDS & NOTES 0.2%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	211
21.000% due 07/24/2027	UZS	2,980,000	238

			449

SOVEREIGN ISSUES 0.4%

Republic of Uzbekistan International Bond
3.900% due 10/19/2031		$400	353

Uzbekneftegaz JSC
4.750% due 11/16/2028		400	367

			720

Total Uzbekistan (Cost $1,118)			1,169

VENEZUELA 0.5%

CORPORATE BONDS & NOTES 0.3%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$150	19
5.500% due 04/12/2037 ^(c)		3,250	409
6.000% due 11/15/2026 ^(c)		1,200	153

			581

SOVEREIGN ISSUES 0.2%

Venezuela Government International Bond
7.650% due 04/21/2035 ^(c)		100	16
9.250% due 09/15/2027 ^(c)		1,190	243
9.250% due 05/07/2028 ^(c)		180	32
9.375% due 01/13/2034 ^(c)		40	9
11.950% due 08/05/2031 ^(c)		560	104

			404

Total Venezuela (Cost $2,900)			985

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%

Gerdau Trade, Inc.
5.750% due 06/09/2035		$300	$301

Total Virgin Islands (British) (Cost $300)			301

SHORT-TERM INSTRUMENTS 1.7%

NIGERIA TREASURY BILLS 1.5%
28.863% due 08/19/2025 - 06/29/2026 (e)(f)	NGN	5,141,985	2,956

U.S. TREASURY BILLS 0.2%
4.306% due 10/21/2025 (f)(g)(o)		$449	443

Total Short-Term Instruments (Cost $3,320)			3,399

Total Investments in Securities (Cost $209,922)			200,764

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	10,423	$101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $101)		101

Total Investments 103.4% (Cost $210,023)		$200,865

Financial Derivative Instruments (m)(n) (0.9)% (Cost or Premiums, net $(49))		(1,666)

Other Assets and Liabilities, net (2.5)%		(4,855)

Net Assets 100.0%		$194,344

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	4.550%	05/30/2025	TBD	(2)	$(361)	$(362)
	4.580	04/24/2025	TBD	(2)	(559)	(559)
BRC	4.550	12/20/2024	TBD	(2)	(2,207)	(2,261)
JPS	4.550	06/30/2025	07/01/2025		(900)	(900)
MYI	4.100	12/20/2024	TBD	(2)	(1,003)	(1,025)
	4.200	12/20/2024	TBD	(2)	(144)	(147)
NOM	4.320	06/26/2025	TBD	(2)	(615)	(615)
	4.550	12/20/2024	TBD	(2)	(243)	(249)
SCX	4.250	02/14/2025	TBD	(2)	(1,363)	(1,386)

Total Reverse Repurchase Agreements						$(7,504)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(921)	$0	$(921)	$989	$68
BRC	0	(2,261)	0	(2,261)	2,393	132
JPS	0	(900)	0	(900)	899	(1)
MYI	0	(1,172)	0	(1,172)	1,159	(13)
NOM	0	(864)	0	(864)	950	86
SCX	0	(1,386)	0	(1,386)	1,633	247

Total Borrowings and Other Financing Transactions	$0	$(7,504)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(611)	$(611)
Sovereign Issues	0	0	0	(5,993)	(5,993)
U.S. Treasury Obligations	(900)	0	0	0	(900)

Total Borrowings	$(900)	$0	$0	$(6,604)	$(7,504)

Payable for reverse repurchase agreements					$(7,504)

(l)	Securities with an aggregate market value of $8,023 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(8,332) at a weighted average interest rate of 4.408%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP September Futures	09/2025	2	$285	$1	$0	$(1)
Euro-Bund September Futures	09/2025	23	3,526	(27)	1	(9)
U.S. Treasury 2-Year Note September Futures	09/2025	28	5,825	21	2	0
U.S. Treasury 5-Year Note September Futures	09/2025	148	16,132	174	20	0
U.S. Treasury 10-Year Note September Futures	09/2025	283	31,731	617	88	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	12	1,430	41	16	0

				$827	$127	$(10)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat September Futures	09/2025	25	$(3,647)	$23	$8	$(2)

Total Futures Contracts				$850	$135	$(12)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(60)	$(3)	$0	$(2)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(56)	0	0	(2)
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029	1,900	44	(16)	28	0	(3)

					$157	$(132)	$25	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-43 5-Year Index	1.000%	Quarterly	06/20/2030	$100	$(4)	$2	$(2)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$	5,700	$212	$(461)	$(249)	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		400	2	(31)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,500	(44)	64	20	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		10,709	(13)	(99)	(112)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,625	(17)	55	38	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,920	(94)	63	(31)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		3,300	(174)	101	(73)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		8,200	230	(213)	17	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		200	3	(27)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	17	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(1)	16	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		300	(1)	13	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		300	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	28	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		2,900	(123)	(12)	(135)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,500	8	(20)	(12)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		700	(11)	9	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		800	58	(27)	31	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	0	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		100	6	(5)	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		500	(2)	11	9	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(2)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,300	(10)	113	103	0	(10)
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027	BRL	6,400	0	46	46	0	(1)
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027		5,700	0	(34)	(34)	1	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	1,100	33	(1)	32	0	(1)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	5,400	8	25	33	0	(1)
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		5,400	0	13	13	1	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(26)	(26)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(5)	(5)	1	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	12,400	15	0	15	0	(2)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		56,100	0	38	38	0	(7)
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029		34,000	0	(11)	(11)	0	(5)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		51,000	0	34	34	8	0
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		40,900	19	4	23	6	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	22	21	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	3.450%	Annual	10/20/2028	$	300	$(1)	$23	$22	$0	$0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		800	(1)	0	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	29	28	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,380	41	12	53	3	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,240	185	89	274	8	0
Pay	6-Month HUF-BBR	5.955	Annual	05/08/2030	HUF	912,000	0	(19)	(19)	5	0

							$278	$(119)	$159	$61	$(93)

Total Swap Agreements							$431	$(249)	$182	$61	$(100)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$135	$61	$196	$0	$(12)	$(100)	$(112)

Cash of $2,309 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025		$240	AUD	369	$3	$0
	07/2025		28	NZD	46	0	0
	08/2025	AUD	369		$240	0	(3)
	08/2025	CNH	1,178		165	0	0
	08/2025	NZD	46		28	0	0

BOA	07/2025	DOP	10,114		169	1	0
	07/2025	EUR	12,920		14,691	0	(528)
	07/2025	IDR	4,007,422		246	0	(1)
	07/2025	PEN	1,700		468	0	(12)
	07/2025		$85	KRW	115,614	1	0
	08/2025	TWD	31		$1	0	0
	08/2025		$223	CNH	1,593	1	0
	10/2025		55	PEN	204	2	0
	02/2026	TRY	12,625		$264	0	0

BPS	07/2025		5,132		121	0	(7)
	07/2025	TWD	4,120		127	0	(15)
	07/2025		$24	IDR	392,670	0	0
	07/2025		45	THB	1,491	1	0
	08/2025	CNH	1,043		$146	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	CZK	293		$13	$0	$(1)
	08/2025	TRY	4,033		97	0	(1)
	08/2025	TWD	3,360		103	0	(14)
	08/2025		$222	CNH	1,586	0	0
	10/2025	BRL	28,100		$4,692	0	(362)
	05/2026		$184	KWD	56	0	(1)
	06/2026		272		83	0	0
	06/2027		70		21	0	(1)
	05/2029	KWD	280		$964	42	0
	07/2029		62		214	9	0
	05/2030		170		585	23	0

BRC	07/2025	EUR	1,195		1,368	0	(39)
	07/2025	ILS	944		271	0	(9)
	07/2025	TRY	63,376		1,563	0	(22)
	07/2025		$442	GBP	325	4	0
	07/2025		134	ILS	454	0	0
	07/2025		2	JPY	267	0	0
	07/2025		12	PLN	45	0	0
	07/2025		787	TRY	34,521	73	0
	07/2025	ZAR	20,366		$1,127	0	(22)
	08/2025	CZK	2,893		130	0	(8)
	08/2025	GBP	325		442	0	(4)
	08/2025		$92	TRY	3,843	1	0
	09/2025		9	PEN	33	0	0
	02/2026		264	TRY	12,638	0	0

BSH	07/2025		476	PEN	1,699	4	0
	09/2025	PEN	1,703		$476	0	(4)
	09/2025		$6	PEN	21	0	0
	11/2025		109		401	4	0

CBK	07/2025	BRL	9,876		$1,810	0	(8)
	07/2025	KRW	264,913		193	0	(3)
	07/2025	PEN	953		262	0	(7)
	07/2025	TWD	7,548		232	0	(28)
	07/2025		$1,701	BRL	9,876	116	0
	07/2025		103	EUR	88	1	0
	07/2025		44	IDR	710,721	0	0
	07/2025		58	KRW	79,277	1	0
	07/2025		4	PEN	16	0	0
	07/2025		65	THB	2,177	2	0
	07/2025		420	TWD	12,477	10	0
	08/2025	INR	523		$6	0	0
	08/2025	TWD	7,576		232	0	(31)
	08/2025		$163	CNH	1,180	3	0
	08/2025		27	INR	2,360	0	0
	08/2025		13	PEN	48	0	0
	09/2025		1	KZT	466	0	0
	09/2025		109	PEN	402	5	0
	12/2025		438	EGP	24,993	33	0

DUB	07/2025	ILS	458		$132	0	(4)
	07/2025	KES	11,616		88	0	(2)
	07/2025		$16,211	EUR	13,974	249	0
	07/2025		251	KZT	131,721	0	0
	08/2025	EUR	13,944		$16,211	0	(249)
	08/2025	INR	260		3	0	0
	09/2025		$7	KZT	3,775	0	0
	09/2025		7	MXN	142	0	0
	10/2025	EGP	1,404		$25	0	(2)
	11/2025	PKR	20,332		69	0	(2)
	12/2025	UGX	253,318		68	0	(1)
	12/2025		$206	EGP	11,225	6	0
	12/2025		57	KZT	30,456	0	(1)

FAR	07/2025	AUD	369		$238	0	(5)
	07/2025	BRL	16,704		2,922	0	(153)
	07/2025	CHF	92		111	0	(4)
	07/2025	JPY	84,209		579	0	(6)
	07/2025	PLN	77		21	0	0
	07/2025		$3,050	BRL	16,704	24	0
	07/2025		115	CHF	92	1	0
	07/2025		1,028	JPY	147,452	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	CHF	91		$115	$0	$(1)
	08/2025	CNH	1,101		154	0	(1)
	08/2025		$579	JPY	83,899	6	0
	09/2025	BRL	4,971		$886	0	(15)
	09/2025	MXN	118,772		6,100	0	(179)
	09/2025		$0	PEN	1	0	0

GLM	07/2025	DOP	65,815		$1,111	14	0
	07/2025	TWD	1,061		33	0	(4)
	07/2025		$10	IDR	168,262	0	0
	07/2025		74	MYR	315	0	0
	08/2025	DOP	775		$13	0	0
	08/2025	HUF	44,217		122	0	(8)
	09/2025	DOP	36,300		573	2	(25)
	09/2025		$1,076	DOP	69,430	66	0
	09/2025		6	EGP	311	0	0
	09/2025		1	KZT	523	0	0
	10/2025	BRL	35,500		$5,827	0	(558)
	11/2025	DOP	7,125		118	3	0

JPM	07/2025	BRL	1,944		356	0	(2)
	07/2025	KRW	22,060		16	0	0
	07/2025	NZD	46		28	0	(1)
	07/2025	PHP	443		8	0	0
	07/2025	PLN	139		38	0	(1)
	07/2025	SGD	27		21	0	0
	07/2025	TRY	929		23	0	0
	07/2025	TWD	4,171		128	0	(15)
	07/2025		$332	BRL	1,944	26	0
	07/2025		129	PLN	484	5	0
	07/2025		58	TWD	1,736	1	0
	07/2025	ZAR	5,775		$323	0	(3)
	08/2025	CNH	1,115		156	0	0
	08/2025	TWD	4,912		151	0	(20)
	08/2025		$222	CNH	1,583	1	0
	08/2025		103	EUR	88	1	0
	11/2025	PKR	39,664		$134	0	(3)

MBC	07/2025	CAD	274		199	0	(2)
	07/2025	PHP	409		7	0	0
	07/2025	SGD	64		50	0	0
	07/2025	TWD	1,950		60	0	(7)
	07/2025		$199	CAD	274	2	0
	07/2025		161	EUR	141	5	0
	07/2025		45	JPY	6,468	0	0
	07/2025		92	PLN	346	4	0
	07/2025		51	SGD	67	1	0
	07/2025		49	THB	1,620	1	0
	08/2025	CAD	274		$199	0	(2)
	08/2025	SGD	66		51	0	(1)
	08/2025	TWD	1,862		57	0	(8)
	08/2025		$122	CNH	882	2	0
	08/2025		21	EGP	1,155	2	0

MYI	07/2025	JPY	28,318		$194	0	(2)
	07/2025	PLN	0		0	0	0
	07/2025		$23	JPY	3,331	0	0
	08/2025	CNH	1,122		$157	0	(1)
	08/2025		$194	JPY	28,213	2	0
	10/2026		257	AZN	460	1	0
	10/2027		515		947	0	(3)

NGF	07/2025		124	IDR	2,013,914	1	0

SCX	07/2025	ILS	7		$2	0	0
	07/2025	JPY	316		2	0	0
	07/2025		$48	IDR	782,543	0	0
	07/2025		10	SGD	13	0	0
	07/2025		510	TWD	15,091	10	0
	08/2025	CNH	1,933		$271	0	0
	08/2025	INR	130		2	0	0
	08/2025	SGD	13		10	0	0
	08/2025	TWD	1,114		34	0	(5)
	08/2025		$121	CNH	876	2	0
	08/2025		2	JPY	314	0	0
	10/2025		134	NGN	234,485	14	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	UGX	253,325		$68	$0	$(1)

SOG	07/2025	JPY	46,738		324	0	(1)
	07/2025		$286	EGP	14,665	7	0
	08/2025	HUF	2,087		$6	0	0
	08/2025		$170	EGP	8,833	5	0
	08/2025		324	JPY	46,566	1	0

SSB	07/2025	GBP	325		$440	0	(6)
	12/2025	PEN	2,932		793	0	(31)

UAG	07/2025	ILS	69		19	0	(1)
	07/2025	THB	2		0	0	0
	07/2025		$15	JPY	2,173	0	0
	08/2025		161	CNH	1,167	3	0
	08/2025		66	TRY	2,917	5	0
	11/2025		75		3,525	4	0

Total Forward Foreign Currency Contracts						$817	$(2,471)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Buy	0.700%	10/15/2025	26,500	$50	$26

Total Purchased Options						$50	$26

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	10/15/2025	42,600	$(51)	$(24)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	43.000	01/12/2026	3,954	$(89)	$(37)
	Call - OTC USD versus TRY		56.500	01/12/2026	1,546	(62)	(48)
	Call - OTC USD versus TRY		56.750	02/03/2026	1,935	(69)	(70)

GLM	Call - OTC USD versus TRY		42.960	09/04/2025	477	(16)	(10)

UAG	Put - OTC USD versus TRY		39.750	08/11/2025	413	(13)	(1)
	Call - OTC USD versus TRY		51.750	08/11/2025	413	(9)	(2)
	Put - OTC USD versus TRY		41.600	11/12/2025	440	(17)	(2)
	Call - OTC USD versus TRY		56.900	11/12/2025	440	(12)	(8)

						$(287)	$(178)

Total Written Options						$(338)	$(202)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	0.531%	$100	$3	$(4)	$0	$(1)
	Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.545	200	5	(1)	4	0

BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.531	100	3	(4)	0	(1)

BRC	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	2,200	(24)	27	3	0

GST	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	700	(8)	9	1	0

MYC	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	1,200	(14)	15	1	0

							$(35)	$42	$9	$(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2035	2.455%	$200	$(28)	$6	$0	$(22)
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.152	1,000	25	(21)	4	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.225	100	1	0	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	0.682	800	(21)	22	1	0

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.803	200	(15)	16	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.288	1,000	(5)	22	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	470	2	0	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	1,000	6	0	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	300	0	2	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	400	1	3	4	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	600	4	0	4	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758	1,025	2	0	2	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	0.963	200	(18)	18	0	0

BRC	Benin Government International Bond	1.000	Quarterly	06/20/2026	1.843	200	(7)	6	0	(1)
	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.189	1,000	17	(9)	8	0
	Cote D’ivoire Government International Bond	1.000	Quarterly	06/20/2026	2.201	100	(3)	2	0	(1)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	200	1	1	2	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	4.755	300	(44)	2	0	(42)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.684	4,100	58	2	60	0
	Turkiye Government International Bond	1.000	Quarterly	12/20/2029	2.724	100	(7)	0	0	(7)

CBK	Benin Government International Bond	1.000	Quarterly	06/20/2026	1.843	25	(1)	1	0	0
	Cote D’ivoire Government International Bond	1.000	Quarterly	06/20/2026	2.201	150	(5)	3	0	(2)
	Cote D’ivoire Government International Bond	1.000	Quarterly	06/20/2030	3.885	100	(13)	1	0	(12)
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.267	600	7	(5)	2	0

DUB	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	300	0	3	3	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	4.755	200	(33)	5	0	(28)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦	765	0	4	4	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—♦	1,376	0	8	8	0
	Turkiye Government International Bond	1.000	Quarterly	06/20/2030	2.863	100	(10)	2	0	(8)

GLM	Mexico Government International Bond	1.000	Quarterly	06/20/2029	0.865	400	(3)	5	2	0

GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	3,400	8	27	35	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.425	900	1	2	3	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.498	200	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	100	(1)	2	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	1,500	7	3	10	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.315	1,100	31	1	32	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.684	3,600	53	0	53	0

JPM	Cote D’ivoire Government International Bond	1.000	Quarterly	06/20/2030	3.885	50	(6)	0	0	(6)
	Republic of Poland Government International Bond	1.000	Quarterly	06/20/2028	0.473	100	0	2	2	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.958	100	1	2	3	0
	Turkiye Government International Bond	1.000	Quarterly	12/20/2029	2.724	500	(34)	0	0	(34)

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.225	700	4	4	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	200	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	500	(5)	9	4	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2030	4.979	20	(5)	2	0	(3)
	Panama Government International Bond	1.000	Quarterly	06/20/2030	1.880	200	(9)	1	0	(8)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	1,800	3	9	12	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.154	300	4	0	4	0
	Turkiye Government International Bond	1.000	Quarterly	12/20/2028	2.402	1,300	(117)	60	0	(57)

							$(157)	$230	$304	$(231)

Total Swap Agreements							$(192)	$272	$313	$(233)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$3	$0	$0	$3	$(3)	$0	$0	$(3)	$0	$0	$0
BOA	5	0	10	15	(541)	(155)	(23)	(719)	(704)	646	(58)
BPS	75	0	38	113	(402)	0	(1)	(403)	(290)	0	(290)
BRC	78	0	73	151	(104)	0	(51)	(155)	(4)	0	(4)
BSH	8	0	0	8	(4)	0	0	(4)	4	0	4
CBK	171	0	2	173	(77)	0	(14)	(91)	82	0	82
DUB	255	0	15	270	(261)	0	(36)	(297)	(27)	0	(27)
FAR	31	0	0	31	(368)	0	0	(368)	(337)	282	(55)
GLM	85	0	2	87	(595)	(10)	0	(605)	(518)	273	(245)
GST	0	26	136	162	0	(24)	0	(24)	138	0	138
JPM	34	0	5	39	(45)	0	(40)	(85)	(46)	133	87
MBC	17	0	0	17	(20)	0	0	(20)	(3)	0	(3)
MYC	0	0	32	32	0	0	(68)	(68)	(36)	(20)	(56)
MYI	3	0	0	3	(6)	0	0	(6)	(3)	(10)	(13)
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	26	0	0	26	(6)	0	0	(6)	20	0	20
SOG	13	0	0	13	(1)	0	0	(1)	12	0	12
SSB	0	0	0	0	(37)	0	0	(37)	(37)	0	(37)
UAG	12	0	0	12	(1)	(13)	0	(14)	(2)	0	(2)

Total Over the Counter	$817	$26	$313	$1,156	$(2,471)	$(202)	$(233)	$(2,906)

(o)

Securities with an aggregate market value of $1,334 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$135	$135
Swap Agreements	0	0	0	0	61	61

	$0	$0	$0	$0	$196	$196

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$817	$0	$817
Purchased Options	0	26	0	0	0	26
Swap Agreements	0	313	0	0	0	313

	$0	$339	$0	$817	$0	$1,156

	$0	$339	$0	$817	$196	$1,352

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	7	0	0	93	100

	$0	$7	$0	$0	$105	$112

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,471	$0	$2,471
Written Options	0	24	0	178	0	202
Swap Agreements	0	233	0	0	0	233

	$0	$257	$0	$2,649	$0	$2,906

	$0	$264	$0	$2,649	$105	$3,018

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(69)	$(69)
Swap Agreements	0	5	0	0	151	156

	$0	$5	$0	$0	$82	$87

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,068)	$0	$(1,068)
Written Options	0	0	0	42	0	42
Swap Agreements	0	104	0	0	0	104

	$0	$104	$0	$(1,026)	$0	$(922)

	$0	$109	$0	$(1,026)	$82	$(835)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$23	$0	$0	$0	$1,268	$1,291
Swap Agreements	0	(33)	0	0	(25)	(58)

	$23	$(33)	$0	$0	$1,243	$1,233

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,720)	$0	$(3,720)
Purchased Options	0	(24)	0	0	0	(24)
Written Options	0	26	0	81	0	107
Swap Agreements	0	196	0	0	0	196

	$0	$198	$0	$(3,639)	$0	$(3,441)

	$23	$165	$0	$(3,639)	$1,243	$(2,208)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$228	$0	$228
Angola
Sovereign Issues	0	1,003	0	1,003
Argentina
Sovereign Issues	0	6,399	0	6,399
Armenia
Sovereign Issues	0	709	0	709
Azerbaijan
Corporate Bonds & Notes	0	1,420	0	1,420
Bahrain
Sovereign Issues	0	584	0	584
Bermuda
Corporate Bonds & Notes	0	381	0	381
Brazil
Corporate Bonds & Notes	0	3,673	0	3,673
Sovereign Issues	0	12,781	0	12,781
Bulgaria
Sovereign Issues	0	880	0	880
Cameroon
Sovereign Issues	0	574	0	574
Canada
Corporate Bonds & Notes	0	300	0	300
Cayman Islands
Corporate Bonds & Notes	0	3,095	0	3,095
Chile
Corporate Bonds & Notes	0	3,752	0	3,752
Sovereign Issues	0	1,439	0	1,439
Colombia
Corporate Bonds & Notes	0	1,755	0	1,755
Sovereign Issues	0	4,233	0	4,233
Czech Republic
Corporate Bonds & Notes	0	504	0	504
Dominican Republic
Sovereign Issues	0	5,400	0	5,400
Ecuador
Sovereign Issues	0	2,591	0	2,591
Egypt
Sovereign Issues	0	4,121	0	4,121
El Salvador
Sovereign Issues	0	865	0	865
Germany
Loan Participations and Assignments	0	1,157	0	1,157
Ghana
Sovereign Issues	0	1,165	0	1,165
Guatemala
Sovereign Issues	0	1,245	0	1,245
Hong Kong
Corporate Bonds & Notes	0	632	0	632
Hungary
Corporate Bonds & Notes	0	211	0	211
Sovereign Issues	0	3,954	0	3,954
India
Corporate Bonds & Notes	0	420	0	420
Sovereign Issues	0	471	0	471
Indonesia
Corporate Bonds & Notes	0	5,902	0	5,902
Sovereign Issues	0	1,450	0	1,450
Ireland
Corporate Bonds & Notes	0	262	0	262
Loan Participations and Assignments	0	0	1,068	1,068
Sovereign Issues	0	1,056	0	1,056
Isle of Man
Corporate Bonds & Notes	0	103	0	103
Israel
Corporate Bonds & Notes	0	471	0	471

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Sovereign Issues	$0	$1,400	$0	$1,400
Italy
Sovereign Issues	0	209	0	209
Ivory Coast
Loan Participations and Assignments	0	0	1,174	1,174
Sovereign Issues	0	2,088	0	2,088
Jamaica
Corporate Bonds & Notes	0	160	0	160
Jordan
Sovereign Issues	0	878	0	878
Kazakhstan
Corporate Bonds & Notes	0	977	0	977
Sovereign Issues	0	507	0	507
Kenya
Sovereign Issues	0	1,355	0	1,355
Latvia
Sovereign Issues	0	501	0	501
Lebanon
Sovereign Issues	0	115	0	115
Luxembourg
Common Stocks	0	0	203	203
Corporate Bonds & Notes	0	3,330	0	3,330
Macedonia
Sovereign Issues	0	618	0	618
Malaysia
Corporate Bonds & Notes	0	860	0	860
Mexico
Corporate Bonds & Notes	0	6,799	0	6,799
Sovereign Issues	0	11,487	0	11,487
Mongolia
Sovereign Issues	0	209	0	209
Morocco
Corporate Bonds & Notes	0	582	0	582
Sovereign Issues	0	136	0	136
Namibia
Sovereign Issues	0	298	0	298
Netherlands
Corporate Bonds & Notes	0	2,673	0	2,673
Nigeria
Corporate Bonds & Notes	0	721	0	721
Sovereign Issues	0	2,240	0	2,240
Oman
Sovereign Issues	0	2,081	0	2,081
Pakistan
Sovereign Issues	0	1,318	0	1,318
Panama
Corporate Bonds & Notes	0	572	0	572
Sovereign Issues	0	1,729	0	1,729
Paraguay
Sovereign Issues	0	1,098	0	1,098
Peru
Corporate Bonds & Notes	0	2,914	501	3,415
Sovereign Issues	0	1,446	0	1,446
Philippines
Corporate Bonds & Notes	0	495	0	495
Sovereign Issues	0	2,304	0	2,304
Poland
Corporate Bonds & Notes	0	206	0	206
Sovereign Issues	0	2,612	0	2,612
Qatar
Corporate Bonds & Notes	0	1,467	0	1,467
Sovereign Issues	0	1,077	0	1,077
Romania
Sovereign Issues	0	2,529	0	2,529
Russia
Sovereign Issues	0	210	0	210

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Saudi Arabia
Corporate Bonds & Notes	$0	$2,323	$0	$2,323
Sovereign Issues	0	5,341	0	5,341
Senegal
Sovereign Issues	0	1,026	0	1,026
Serbia
Sovereign Issues	0	888	0	888
Singapore
Corporate Bonds & Notes	0	309	0	309
Slovenia
Sovereign Issues	0	710	0	710
South Africa
Corporate Bonds & Notes	0	1,022	0	1,022
Sovereign Issues	0	3,626	0	3,626
South Korea
Corporate Bonds & Notes	0	1,036	0	1,036
Sovereign Issues	0	407	0	407
Sri Lanka
Sovereign Issues	0	1,163	0	1,163
Supranational
Corporate Bonds & Notes	0	585	0	585
Switzerland
Corporate Bonds & Notes	0	250	0	250
Trinidad and Tobago
Corporate Bonds & Notes	0	389	0	389
Sovereign Issues	0	301	0	301
Turkey
Corporate Bonds & Notes	0	749	0	749
Loan Participations and Assignments	0	1,176	1,182	2,358
Sovereign Issues	0	8,774	0	8,774
Uganda
Sovereign Issues	0	256	0	256
Ukraine
Sovereign Issues	0	1,703	0	1,703
United Arab Emirates
Corporate Bonds & Notes	0	3,192	0	3,192
Sovereign Issues	0	1,646	0	1,646
United Kingdom
Corporate Bonds & Notes	0	3,656	371	4,027
Non-Agency Mortgage-Backed Securities	0	444	0	444
United States
Asset-Backed Securities	0	2,925	0	2,925
Corporate Bonds & Notes	0	1,155	0	1,155

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Non-Agency Mortgage-Backed Securities	$0	$2,998	$0	$2,998
U.S. Government Agencies	0	3,251	0	3,251
U.S. Treasury Obligations	0	3,240	0	3,240
Uruguay
Sovereign Issues	0	483	0	483
Uzbekistan
Corporate Bonds & Notes	0	449	0	449
Sovereign Issues	0	720	0	720
Venezuela
Corporate Bonds & Notes	0	581	0	581
Sovereign Issues	0	404	0	404
Virgin Islands (British)
Corporate Bonds & Notes	0	301	0	301
Short-Term Instruments
Nigeria Treasury Bills	0	2,956	0	2,956
U.S. Treasury Bills	0	443	0	443

	$0	$196,265	$4,499	$200,764

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101	$0	$0	$101

Total Investments	$101	$196,265	$4,499	$200,865

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	187	0	196
Over the counter	0	1,144	12	1,156

	$9	$1,331	$12	$1,352

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(100)	0	(112)
Over the counter	0	(2,906)	0	(2,906)

	$(12)	$(3,006)	$0	$(3,018)

Total Financial Derivative Instruments	$(3)	$(1,675)	$12	$(1,666)

Totals	$98	$194,590	$4,511	$199,199

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(2)
Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$0	$970	$0	$0	$0	$98	$0	$0	$1,068	$98
Sovereign Issues	287	0	(105)	2	3	(1)	0	(186)	0	0
Ivory Coast
Loan Participations and Assignments	1,034	0	0	1	0	139	0	0	1,174	139
Luxembourg
Common Stocks	249	0	0	0	0	(46)	0	0	203	(46)
Peru
Corporate Bonds & Notes	0	468	0	0	0	33	0	0	501	33
Turkey
Loan Participations and Assignments	1,058	0	0	(1)	0	125	0	0	1,182	125
United Kingdom
Corporate Bonds & Notes	719	0	(404)	79	(9)	(14)	0	0	371	(22)

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(2)
United States
Asset-Backed Securities	$196	$0	$(196)	$0	$0	$0	$0	$0	$0	$0

	$3,543	$1,438	$(705)	$81	$(6)	$334	$0	$(186)	$4,499	$327

Financial Derivative Instruments - Assets
Over the counter	$0	$7	$0	$0	$0	$5	$0	$0	$12	$5

Totals	$3,543	$1,445	$(705)	$81	$(6)	$339	$0	$(186)	$4,511	$332

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$1,068	Discounted Cash Flow	Discount Rate	3.327	—
Ivory Coast
Loan Participations and Assignments	1,174	Discounted Cash Flow	Discount Rate	6.258	—
Luxembourg
Common Stocks	203	Indicative Market Quotation	Broker Quote	20.500	—
Peru
Corporate Bonds & Notes	501	Proxy Pricing	Base Price	104.175	—
Turkey
Loan Participations and Assignments	1,182	Discounted Cash Flow	Discount Rate	4.706	—
United Kingdom
Corporate Bonds & Notes	371	Other Valuation Techniques(3)	—	—	—

Financial Derivative Instruments - Assets
Over the counter	12	Indicative Market Quotation	Broker Quote	0.197-0.248	0.231

Total	$4,511

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

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Notes to Financial Statements	(Cont.)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

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Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

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Notes to Financial Statements	(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources

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that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close).

Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to

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Notes to Financial Statements	(Cont.)

present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$171	$29,729	$(29,800)	$1	$0	$101	$29	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

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The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.

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Notes to Financial Statements	(Cont.)

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each

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Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities.

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Notes to Financial Statements	(Cont.)

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s

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credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity

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Notes to Financial Statements	(Cont.)

dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ”floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a

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derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic

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Notes to Financial Statements	(Cont.)

conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITS that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.45%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

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The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $1,891.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to

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Notes to Financial Statements	(Cont.)

the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Porfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$34,783	$34,796	$30,063	$31,525

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	103	$1,108	280	$2,956

Class M	2	15	3	30

Administrative Class	1,257	13,407	2,178	23,099

Advisor Class	232	2,478	445	4,724
Issued as reinvestment of distributions

Institutional Class	193	2,072	334	3,553

Class M	1	15	2	26

Administrative Class	333	3,572	607	6,452

Advisor Class	135	1,450	245	2,603
Cost of shares redeemed

Institutional Class	(301)	(3,221)	(461)	(4,888)

Class M	(1)	(12)	(5)	(52)

Administrative Class	(1,695)	(18,073)	(3,620)	(38,324)

Advisor Class	(398)	(4,251)	(815)	(8,699)

Net increase (decrease) resulting from Portfolio share transactions	(139)	$(1,440)	(807)	$(8,520)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 34% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 23% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

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15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$4,873	$30,940

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$ 209,974	$ 10,400	$ (20,235)	$ (9,835)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso

AZN	Azerbaijani Manat	ILS	Israeli Shekel	PKR	Pakistani Rupee

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	PYG	Paraguayan Guarani

CHF	Swiss Franc	KES	Kenyan Schilling	SGD	Singapore Dollar

CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

DOP	Dominican Peso	MXN	Mexican Peso	UGX	Ugandan Shilling

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	UZS	Uzbekistani Sum

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

HUF	Hungarian Forint	PEN	Peruvian New Sol

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	EUR006M	6 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Oat	Obligations Assimilables du Trésor	TBD	To-Be-Determined

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0748	$0.0000	$0.0000	$0.0748

February 2025	$0.0673	$0.0000	$0.0000	$0.0673

March 2025	$0.0650	$0.0000	$0.0000	$0.0650

April 2025	$0.0662	$0.0000	$0.0000	$0.0662

May 2025	$0.0663	$0.0000	$0.0000	$0.0663

June 2025	$0.0627	$0.0000	$0.0000	$0.0627

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0706	$0.0000	$0.0000	$0.0706

February 2025	$0.0636	$0.0000	$0.0000	$0.0636

March 2025	$0.0611	$0.0000	$0.0000	$0.0611

April 2025	$0.0623	$0.0000	$0.0000	$0.0623

May 2025	$0.0621	$0.0000	$0.0000	$0.0621

June 2025	$0.0588	$0.0000	$0.0000	$0.0588

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0734	$0.0000	$0.0000	$0.0734

February 2025	$0.0661	$0.0000	$0.0000	$0.0661

March 2025	$0.0637	$0.0000	$0.0000	$0.0637

April 2025	$0.0649	$0.0000	$0.0000	$0.0649

May 2025	$0.0649	$0.0000	$0.0000	$0.0649

June 2025	$0.0614	$0.0000	$0.0000	$0.0614

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0725	$0.0000	$0.0000	$0.0725

February 2025	$0.0652	$0.0000	$0.0000	$0.0652

March 2025	$0.0628	$0.0000	$0.0000	$0.0628

April 2025	$0.0640	$0.0000	$0.0000	$0.0640

May 2025	$0.0640	$0.0000	$0.0000	$0.0640

June 2025	$0.0605	$0.0000	$0.0000	$0.0605

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITEMGMKTSFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Global Bond Opportunities Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the "Fed") raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to

2	PIMCO VARIABLE INSURANCE TRUST

international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Bond Opportunities Portfolio (Unhedged)	01/10/02	01/31/06	01/10/02	10/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Global Bond Opportunities Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$9.24	$0.19	$0.68	$0.87	$(0.22)	$0.00	$0.00	$(0.22)

12/31/2024	9.62	0.33	(0.36)	(0.03)	(0.26)	0.00	(0.09)	(0.35)

12/31/2023	9.45	0.26	0.23	0.49	(0.04)	(0.10)	(0.18)	(0.32)

12/31/2022	10.94	0.21	(1.40)	(1.19)	(0.16)	(0.14)	0.00	(0.30)

12/31/2021	12.19	0.23	(0.69)	(0.46)	(0.61)	(0.18)	0.00	(0.79)

12/31/2020	11.35	0.21	0.93	1.14	(0.30)	0.00	0.00	(0.30)
Administrative Class

01/01/2025 - 06/30/2025+	9.24	0.18	0.68	0.86	(0.21)	0.00	0.00	(0.21)

12/31/2024	9.62	0.31	(0.36)	(0.05)	(0.24)	0.00	(0.09)	(0.33)

12/31/2023	9.45	0.24	0.24	0.48	(0.03)	(0.10)	(0.18)	(0.31)

12/31/2022	10.94	0.19	(1.39)	(1.20)	(0.15)	(0.14)	0.00	(0.29)

12/31/2021	12.19	0.21	(0.69)	(0.48)	(0.59)	(0.18)	0.00	(0.77)

12/31/2020	11.35	0.20	0.92	1.12	(0.28)	0.00	0.00	(0.28)
Advisor Class

01/01/2025 - 06/30/2025+	9.24	0.17	0.68	0.85	(0.20)	0.00	0.00	(0.20)

12/31/2024	9.62	0.30	(0.36)	(0.06)	(0.23)	0.00	(0.09)	(0.32)

12/31/2023	9.45	0.23	0.24	0.47	(0.02)	(0.10)	(0.18)	(0.30)

12/31/2022	10.94	0.18	(1.39)	(1.21)	(0.14)	(0.14)	0.00	(0.28)

12/31/2021	12.19	0.21	(0.70)	(0.49)	(0.58)	(0.18)	0.00	(0.76)

12/31/2020	11.35	0.19	0.92	1.11	(0.27)	0.00	0.00	(0.27)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.89	9.46%	$12,205	1.01	%*	1.01	%*	0.76	%*	0.76	%*	3.97	%*	368%

9.24	(0.35)	9,639	0.93		0.93		0.76		0.76		3.47		607

9.62	5.42	9,473	0.86		0.86		0.75		0.75		2.76		653

9.45	(10.87)	9,551	0.81		0.81		0.75		0.75		2.14		560

10.94	(4.01)	10,553	0.77		0.77		0.75		0.75		2.01		408

12.19	10.28	11,120	0.78		0.78		0.75		0.75		1.87		634

9.89	9.38	92,796	1.16	*	1.16	*	0.91	*	0.91	*	3.83	*	368

9.24	(0.50)	94,422	1.08		1.08		0.91		0.91		3.31		607

9.62	5.26	93,660	1.01		1.01		0.90		0.90		2.61		653

9.45	(11.00)	81,498	0.96		0.96		0.90		0.90		1.97		560

10.94	(4.16)	99,746	0.92		0.92		0.90		0.90		1.80		408

12.19	10.12	152,386	0.93		0.93		0.90		0.90		1.73		634

9.89	9.33	27,512	1.26	*	1.26	*	1.01	*	1.01	*	3.73	*	368

9.24	(0.60)	25,234	1.18		1.18		1.01		1.01		3.22		607

9.62	5.16	23,780	1.11		1.11		1.00		1.00		2.51		653

9.45	(11.09)	23,113	1.06		1.06		1.00		1.00		1.88		560

10.94	(4.25)	25,954	1.02		1.02		1.00		1.00		1.79		408

12.19	10.01	23,451	1.03		1.03		1.00		1.00		1.63		634

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$195,243
Investments in Affiliates	543
Financial Derivative Instruments
Exchange-traded or centrally cleared	355
Over the counter	1,118
Cash	610
Deposits with counterparty	4,599
Foreign currency, at value	1,020
Receivable for investments sold	20,724
Receivable for investments sold on a delayed-delivery basis	3
Receivable for TBA investments sold	84,317
Receivable for Portfolio shares sold	113
Interest and/or dividends receivable	1,142
Dividends receivable from Affiliates	2
Total Assets	309,789

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,919
Payable for sale-buyback transactions	738
Payable for short sales	18,582
Financial Derivative Instruments
Exchange-traded or centrally cleared	393
Over the counter	1,478
Payable for investments purchased	20,853
Payable for investments in Affiliates purchased	2
Payable for TBA investments purchased	132,679
Deposits from counterparty	360
Payable for Portfolio shares redeemed	178
Accrued investment advisory fees	26
Accrued supervisory and administrative fees	52
Accrued distribution fees	5
Accrued servicing fees	11
Total Liabilities	177,276

Commitments and Contingent Liabilities^

Net Assets	$132,513

Net Assets Consist of:

Paid in capital	138,133
Distributable earnings (accumulated loss)	(5,620)

Net Assets	$132,513

Net Assets:

Institutional Class	$12,205
Administrative Class	92,796
Advisor Class	27,512

Shares Issued and Outstanding:

Institutional Class	1,234
Administrative Class	9,383
Advisor Class	2,782

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.89
Administrative Class	9.89
Advisor Class	9.89

Cost of investments in securities	$193,955
Cost of investments in Affiliates	$543
Cost of foreign currency held	$1,008
Proceeds received on short sales	$18,417
Cost or premiums of financial derivative instruments, net	$3,299

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$3,143
Dividends from Investments in Affiliates	21
Total Income	3,164

Expenses:

Investment advisory fees	159
Supervisory and administrative fees	318
Distribution and/or servicing fees - Administrative Class	68
Distribution and/or servicing fees - Advisor Class	32
Trustee fees	3
Interest expense	159
Miscellaneous expense	1
Total Expenses	740
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	739

Net Investment Income (Loss)	2,425

Net Realized Gain (Loss):

Investments in securities	(1,422)
Exchange-traded or centrally cleared financial derivative instruments	296
Over the counter financial derivative instruments	1,438
Short sales	(1)
Foreign currency	(434)

Net Realized Gain (Loss)	(123)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	8,520
Exchange-traded or centrally cleared financial derivative instruments	971
Over the counter financial derivative instruments	(304)
Foreign currency assets and liabilities	71

Net Change in Unrealized Appreciation (Depreciation)	9,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,560

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Global Bond Opportunities Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,425	$4,186
Net realized gain (loss)	(123)	(2,880)
Net change in unrealized appreciation (depreciation)	9,258	(1,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,560	(566)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(236)	(258)
Administrative Class	(2,015)	(2,402)
Advisor Class	(562)	(599)

Tax basis return of capital
Institutional Class	0	(90)
Administrative Class	0	(889)
Advisor Class	0	(230)

Total Distributions(a)	(2,813)	(4,468)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(5,529)	7,416

Total Increase (Decrease) in Net Assets	3,218	2,382

Net Assets:

Beginning of period	129,295	126,913
End of period	$132,513	$129,295

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 147.3%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$60	$40
4.125% due 07/09/2035 þ		44	29

Total Argentina (Cost $59)			69

AUSTRALIA 1.7%

SOVEREIGN ISSUES 1.7%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	18
2.500% due 05/21/2030		400	252

New South Wales Treasury Corp.
1.750% due 03/20/2034		400	208
2.000% due 03/08/2033		200	111

Queensland Treasury Corp.
1.500% due 08/20/2032		500	271
1.750% due 07/20/2034		300	153
2.000% due 08/22/2033		1,200	651

Treasury Corp. of Victoria
2.000% due 09/17/2035		300	151
2.250% due 09/15/2033		500	276
4.250% due 12/20/2032		300	195

Total Australia (Cost $2,244)			2,286

BRAZIL 1.8%

SOVEREIGN ISSUES 1.8%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	13,300	2,361

Total Brazil (Cost $2,226)			2,361

CANADA 2.2%

CORPORATE BONDS & NOTES 1.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$67	63

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		900	930

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117

Toronto-Dominion Bank
4.814% due 07/16/2027		$500	508

			1,618

SOVEREIGN ISSUES 1.0%

Canada Government Bond
1.500% due 12/01/2044 (d)	CAD	141	102

Province of British Columbia
4.150% due 06/18/2034		200	151

Province of Ontario
3.650% due 06/02/2033		600	443

Province of Quebec
3.600% due 09/01/2033		700	514
4.450% due 09/01/2034		200	155

			1,365

Total Canada (Cost $2,892)			2,983

CAYMAN ISLANDS 3.4%

ASSET-BACKED SECURITIES 3.0%

Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •		$172	172

BDS Ltd.
5.779% due 12/16/2036 •		193	193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Global Market Strategies CLO Ltd.
5.489% due 07/20/2032 •		$322	$322

CIFC Funding Ltd.
5.487% due 10/24/2030 •		154	154

Golub Capital Partners Static Ltd.
5.499% due 04/20/2033 •		317	317

ICG U.S. CLO Ltd.
5.419% due 10/20/2034 •		500	500

KREF Ltd.
5.768% due 02/17/2039 •		230	231

LCM Ltd.
5.611% due 04/20/2031 •		269	269

MF1 Ltd.
5.668% due 02/19/2037 •		218	219

Northwoods Capital Ltd.
5.508% due 06/15/2031 •		335	334

OFSI BSL Ltd.
5.539% due 04/20/2034 •		500	501

Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •		230	230
5.654% due 11/15/2038 •		225	225

TPG Real Estate Finance Issuer Ltd.
5.964% due 02/15/2039 •		265	266

Voya CLO Ltd.
5.491% due 04/17/2030 •		52	52

			3,985

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		282	268

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	205

Total Cayman Islands (Cost $4,464)			4,458

CHILE 0.2%

SOVEREIGN ISSUES 0.2%

Chile Government International Bond
4.850% due 01/22/2029		$200	203

Total Chile (Cost $200)			203

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	543	70

Realkredit Danmark AS
1.500% due 10/01/2053		271	35

Total Denmark (Cost $124)			105

FRANCE 7.2%

CORPORATE BONDS & NOTES 0.2%

Credit Agricole SA
6.316% due 10/03/2029 •		$300	315

SOVEREIGN ISSUES 7.0%

France Government International Bond
0.750% due 02/25/2028	EUR	800	909
2.750% due 10/25/2027		800	957
2.750% due 02/25/2030		4,300	5,118

UNEDIC ASSEO
0.875% due 05/25/2028		2,000	2,265

			9,249

Total France (Cost $8,495)			9,564

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.3%

CORPORATE BONDS & NOTES 1.3%

Deutsche Bank AG
3.035% due 05/28/2032 •		$150	$135
3.547% due 09/18/2031 •		200	187

Kreditanstalt fuer Wiederaufbau
0.000% due 12/15/2027 (c)	EUR	1,200	1,345

Total Germany (Cost $1,544)			1,667

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	209

Total Hungary (Cost $199)			209

IRELAND 3.2%

ASSET-BACKED SECURITIES 3.2%

Accunia European CLO DAC
3.229% due 07/15/2030 •	EUR	46	54

BBAM European CLO DAC
3.106% due 07/22/2034 •		500	587

CVC Cordatus Loan Fund DAC
2.929% due 10/15/2031 •		160	188

CVC Cordatus Opportunity Loan Fund-R DAC
2.983% due 08/15/2033 •		491	576

Grosvenor Place CLO DAC
0.000% due 01/15/2039 •		500	589

Harvest CLO DAC
1.040% due 07/15/2031		297	340

Hayfin Emerald CLO DAC
3.914% due 01/22/2039 •		600	708

Jubilee CLO DAC
2.929% due 04/15/2031 •		243	285

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •		130	153

Rockford Tower Europe CLO DAC
3.151% due 01/24/2035 •		600	705

Total Ireland (Cost $3,937)			4,185

ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bond
5.375% due 03/12/2029		$200	204
5.375% due 02/19/2030		700	714
5.500% due 03/12/2034		200	203
5.750% due 03/12/2054		200	186

Total Israel (Cost $1,284)			1,307

ITALY 0.4%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	348

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	202

Total Italy (Cost $556)			550

JAPAN 7.8%

CORPORATE BONDS & NOTES 0.2%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	309

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.6%

Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	$589
4.000% due 08/28/2027		$300	300

Japan Finance Organization for Municipalities
2.375% due 09/08/2027	EUR	2,300	2,712

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	194,327	1,397
0.400% due 06/20/2029		110,000	749
0.400% due 06/20/2040		102,500	564
0.700% due 06/20/2051		14,000	61
1.500% due 09/20/2043		29,600	182
2.000% due 12/20/2044		80,000	526
2.200% due 06/20/2054		56,000	342
2.200% due 03/20/2064		60,000	335
2.300% due 12/20/2054		283,000	1,767
2.400% due 03/20/2045		47,000	329
2.400% due 03/20/2055		30,000	191

			10,044

Total Japan (Cost $10,534)			10,353

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Verdelite Static CLO Ltd.
5.399% due 07/20/2032 •		$420	420

Total Jersey, Channel Islands (Cost $420)			420

MALAYSIA 0.1%

SOVEREIGN ISSUES 0.1%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	700	160

Total Malaysia (Cost $150)			160

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$300	306

Total Netherlands (Cost $300)			306

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	300	192

Total Norway (Cost $219)			192

PERU 1.5%

SOVEREIGN ISSUES 1.5%

Peru Government International Bond
6.900% due 08/12/2037	PEN	1,200	345
7.300% due 08/12/2033		4,000	1,232
7.600% due 08/12/2039		1,400	422

Total Peru (Cost $1,868)			1,999

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	200	247
4.875% due 02/12/2030		$100	102
4.875% due 10/04/2033		100	100
5.125% due 09/18/2034		200	201
5.375% due 02/12/2035		100	102
5.500% due 04/04/2053		100	93

Total Poland (Cost $811)			845

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	$176

Total Qatar (Cost $199)			176

ROMANIA 1.0%

SOVEREIGN ISSUES 1.0%

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	203
2.000% due 01/28/2032		100	96
2.000% due 04/14/2033		100	90
2.124% due 07/16/2031		100	98
2.750% due 04/14/2041		100	74
2.875% due 04/13/2042		100	74
5.000% due 09/27/2026		300	363
5.250% due 03/10/2030		100	120
5.250% due 05/30/2032		100	116
5.625% due 05/30/2037		100	111

Total Romania (Cost $1,433)			1,345

SAUDI ARABIA 2.0%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
6.375% due 06/02/2055		$200	200

SOVEREIGN ISSUES 1.9%

Saudi Government International Bond
3.375% due 03/05/2032	EUR	300	352
3.750% due 03/05/2037		100	115
4.750% due 01/18/2028		$300	302
4.750% due 01/16/2030		1,100	1,111
5.125% due 01/13/2028		400	407
5.375% due 01/13/2031		200	208

			2,495

Total Saudi Arabia (Cost $2,607)			2,695

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	109
2.050% due 09/23/2036		100	90

Total Serbia (Cost $231)			199

SINGAPORE 1.0%

SOVEREIGN ISSUES 1.0%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	117	93
2.750% due 03/01/2035		580	477
3.250% due 06/01/2054		777	727

Total Singapore (Cost $1,106)			1,297

SOUTH AFRICA 1.6%

SOVEREIGN ISSUES 1.6%

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	13,000	722
8.875% due 02/28/2035		26,900	1,419

Total South Africa (Cost $2,093)			2,141

SOUTH KOREA 0.5%

SOVEREIGN ISSUES 0.5%

Korea Development Bank
4.000% due 09/08/2025		$300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Housing Finance Corp.
5.375% due 11/15/2026		$300	$304

Total South Korea (Cost $599)			604

SPAIN 6.3%

SOVEREIGN ISSUES 6.3%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	121

Spain Government International Bond
0.000% due 01/31/2028 (c)		1,650	1,844
2.400% due 05/31/2028		1,050	1,245
3.150% due 04/30/2035		400	471
3.550% due 10/31/2033		3,800	4,660

Total Spain (Cost $7,496)			8,341

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

UBS Group AG
6.442% due 08/11/2028 •		$300	312
6.537% due 08/12/2033 •		600	653
9.016% due 11/15/2033 •		300	371

Total Switzerland (Cost $1,192)			1,336

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	200

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		400	399

Total United Arab Emirates (Cost $592)			599

UNITED KINGDOM 3.3%

CORPORATE BONDS & NOTES 1.5%

HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	97
4.041% due 03/13/2028 •		200	199
4.787% due 03/10/2032 •	EUR	200	253

NatWest Group PLC
4.892% due 05/18/2029 •		$400	404

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		200	200
6.534% due 01/10/2029 •		300	313

Standard Chartered PLC
2.608% due 01/12/2028 •		200	194
2.678% due 06/29/2032 •		300	265

			1,925

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Eurohome U.K. Mortgages PLC
4.508% due 06/15/2044 •	GBP	59	80

Eurosail-U.K. PLC
5.308% due 06/13/2045 •		87	119

Towd Point Mortgage Funding
5.223% due 07/20/2053 •		386	532

Tower Bridge Funding PLC
5.029% due 12/20/2066 •		496	681

			1,412

SOVEREIGN ISSUES 0.7%

United Kingdom Gilt
4.375% due 07/31/2054		500	595
5.375% due 01/31/2056		200	279

			874

Total United Kingdom (Cost $4,136)			4,211

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 95.3%

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp. Home Equity Loan Trust
5.334% due 08/25/2035 •		$343	$338

Citigroup Mortgage Loan Trust, Inc.
5.424% due 07/25/2035 •		466	447

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		216	220

Countrywide Asset-Backed Certificates
4.834% due 08/25/2034 •		53	52

Countrywide Asset-Backed Certificates Trust
4.874% due 06/25/2047 •		453	438
5.174% due 08/25/2047 •		42	41

Credit-Based Asset Servicing & Securitization Trust
4.554% due 11/25/2036 •		12	6

FORT CRE Issuer LLC
6.152% due 02/23/2039 •		3	3

GSAMP Trust
4.934% due 05/25/2046 •		329	316

Morgan Stanley ABS Capital, Inc. Trust
4.544% due 03/25/2037 •		734	313
4.934% due 08/25/2036 •		1,667	831

NovaStar Mortgage Funding Trust
4.974% due 05/25/2036 •		500	485

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		454	139

Securitized Asset-Backed Receivables LLC Trust
4.534% due 12/25/2036 •		4	2

SMB Private Education Loan Trust
1.290% due 07/15/2053		102	96
5.526% due 07/15/2053 •		25	26
5.754% due 02/16/2055 •		160	161

Soundview Home Loan Trust
4.934% due 11/25/2036 •		385	364

Terwin Mortgage Trust
5.374% due 11/25/2033 •		7	7

Washington Mutual Asset-Backed Certificates Trust
4.129% due 10/25/2036 •		28	10

			4,295

CORPORATE BONDS & NOTES 4.3%

Athene Global Funding
5.516% due 03/25/2027		200	203

Bank of America Corp.
5.511% due 01/24/2036 •		300	309

Bayer U.S. Finance LLC
4.250% due 12/15/2025		200	199

Boeing Co.
6.259% due 05/01/2027		100	103

British Airways Pass-Through Trust
3.350% due 12/15/2030		45	43

Charter Communications Operating LLC
2.300% due 02/01/2032		200	169
3.500% due 03/01/2042		100	71

GA Global Funding Trust
2.250% due 01/06/2027		150	145

GLP Capital LP
5.300% due 01/15/2029		200	202

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	401
5.140% due 01/24/2031 •		400	410

Kraton Corp.
5.000% due 07/15/2027		300	304

Morgan Stanley
2.664% due 03/19/2027 ~	EUR	400	472
5.652% due 04/13/2028 •		$500	511

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		300	306

Organon & Co.
4.125% due 04/30/2028		200	193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
4.000% due 12/01/2046		$100	$72

PacifiCorp
5.100% due 02/15/2029		150	153

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	122
5.125% due 02/13/2031		$150	155

Wells Fargo & Co.
5.211% due 12/03/2035 •		400	402
5.244% due 01/24/2031 •		500	513
5.499% due 01/23/2035 •		300	308

			5,766

MUNICIPAL BONDS & NOTES 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033		100	99

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		88	90

			189

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.460% due 09/25/2035 ~		2	2

American Home Mortgage Assets Trust
4.624% due 05/25/2046 •		83	73
4.644% due 10/25/2046 •		215	109

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		390	392

Banc of America Funding Trust
4.621% due 10/20/2046 ~		41	35
5.500% due 01/25/2036		11	11
6.249% due 02/20/2036 ~		23	22

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		223	190

BCAP LLC Trust
4.774% due 01/25/2037 •		85	78
5.250% due 04/26/2037		284	159

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		1	1
4.250% due 05/25/2047 ~		57	51
5.032% due 08/25/2033 ~		2	2
6.159% due 10/25/2033 ~		1	1
6.339% due 11/25/2034 ~		1	1
6.896% due 05/25/2034 ~		3	3

Bear Stearns ALT-A Trust
4.192% due 08/25/2036 ~		92	42
4.905% due 09/25/2035 ~		44	25
4.907% due 11/25/2035 ~		38	30

Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~		30	24

BX Commercial Mortgage Trust
5.156% due 10/15/2036 •		119	119

Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~		9	7

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.614% due 07/25/2036 •		151	142

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		670	547
6.560% due 10/25/2035 •		76	73

Citigroup Mortgage Loan Trust, Inc.
6.180% due 09/25/2035 •		2	2

Countrywide Alternative Loan Trust
4.627% due 12/20/2046 •		140	122
4.784% due 05/25/2037 •		33	10
4.852% due 03/20/2046 •		43	40
4.852% due 07/20/2046 •		80	68
4.918% due 11/25/2035 ~		67	63
4.994% due 02/25/2037 •		49	41
5.250% due 06/25/2035		6	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.899% due 11/25/2035 •	$8	$7
6.000% due 04/25/2037	38	17
6.250% due 08/25/2037	17	8
6.439% due 11/25/2035 •	8	7
6.500% due 06/25/2036	88	40

Countrywide Home Loan Mortgage Pass-Through Trust
3.944% due 05/25/2047 ~	40	34
4.894% due 05/25/2035 •	22	19
4.974% due 04/25/2046 •	900	259
5.014% due 04/25/2035 •	2	1
5.034% due 03/25/2035 •	278	161
5.054% due 02/25/2035 •	167	154
5.074% due 03/25/2035 •	23	20
5.094% due 02/25/2035 •	2	2
5.138% due 11/25/2034 ~	3	3
5.194% due 09/25/2034 •	1	1
5.500% due 10/25/2035	30	15
6.248% due 02/20/2036 •	116	108

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	70	58
6.500% due 07/26/2036	103	22

Deutsche Alt-B Securities Mortgage Loan Trust
6.386% due 10/25/2036	74	64

GCAT Trust
3.000% due 04/25/2052 ~	328	279
4.250% due 05/25/2067 ~	526	501

GreenPoint Mortgage Funding Trust
4.974% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	76	62

GSR Mortgage Loan Trust
4.857% due 06/25/2034 ~	1	1
5.293% due 09/25/2035 ~	22	21
5.880% due 03/25/2033 •	1	1

HarborView Mortgage Loan Trust
5.249% due 12/19/2036 •	48	43

IndyMac INDX Mortgage Loan Trust
4.089% due 09/25/2035 ~	68	56

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	517	441
3.000% due 03/25/2052 ~	481	411
3.000% due 04/25/2052 ~	500	427
3.000% due 05/25/2052 ~	739	632
4.481% due 01/25/2037 ~	48	37
5.875% due 02/25/2035 ~	1	1
5.952% due 11/25/2033 ~	1	1

Luminent Mortgage Trust
5.154% due 04/25/2036 •	144	125

Manhattan West Mortgage Trust
2.130% due 09/10/2039	400	378

MASTR Adjustable Rate Mortgages Trust
5.869% due 05/25/2034 ~	109	106

MASTR Alternative Loan Trust
4.834% due 03/25/2036 •	44	4

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
4.854% due 02/25/2036 •	17	17
6.247% due 02/25/2033 ~	2	2

Merrill Lynch Mortgage-Backed Securities Trust
4.365% due 04/25/2037 ~	3	2

MFA Trust
6.105% due 12/25/2068 þ	330	332

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	186	179
2.750% due 11/25/2059 ~	167	160

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.413% due 10/25/2035 ~	4	3

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •	400	399

OBX Trust
5.084% due 06/25/2057 •	53	52

One New York Plaza Trust
5.376% due 01/15/2036 •	500	486

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PMT Loan Trust
2.500% due 07/25/2051 ~	$305	$250

PRPM Trust
6.221% due 11/25/2068 þ	382	384

Residential Accredit Loans, Inc. Trust
4.854% due 04/25/2046 •	117	30
6.000% due 12/25/2036	113	95

Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	20	16

Structured Adjustable Rate Mortgage Loan Trust
6.525% due 02/25/2034 ~	1	1

Structured Asset Mortgage Investments Trust
4.814% due 07/25/2046 •	157	109
4.854% due 05/25/2036 •	28	19
4.874% due 05/25/2036 •	142	117
4.874% due 09/25/2047 •	128	113
4.932% due 07/19/2035 •	14	14
4.994% due 02/25/2036 •	113	95
5.132% due 03/19/2034 •	1	1

Structured Asset Securities Corp.
4.714% due 01/25/2036 •	61	51

SunTrust Alternative Loan Trust
5.084% due 12/25/2035 •	108	93

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	181	164
2.710% due 01/25/2060 ~	123	119
2.900% due 10/25/2059 ~	557	535
4.435% due 10/27/2064 ~	624	627

WaMu Mortgage Pass-Through Certificates Trust
3.775% due 01/25/2037 ~	9	8
4.024% due 06/25/2037 ~	21	18
4.252% due 12/25/2036 ~	12	11
4.351% due 12/25/2036 ~	2	2
4.434% due 09/25/2036 ~	28	24
4.974% due 12/25/2045 •	8	8
5.054% due 01/25/2045 •	1	1
5.074% due 01/25/2045 •	1	1
5.099% due 02/25/2047 •	117	107
5.447% due 07/25/2046 •	68	61
5.661% due 02/25/2033 ~	15	15
5.782% due 06/25/2033 ~	1	1
5.799% due 08/25/2042 •	1	1
6.205% due 03/25/2034 ~	4	4

Washington Mutual Mortgage Pass-Through Certificates Trust
5.339% due 07/25/2046 •	28	17

		11,764

U.S. GOVERNMENT AGENCIES 67.9%

Fannie Mae
3.000% due 03/01/2060	145	125
3.500% due 01/01/2059	263	235
4.820% due 06/25/2036 •	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/25/2044	$6	$7
6.009% due 12/01/2034 •	1	1
7.037% due 11/01/2034 •	5	5

Freddie Mac
2.053% due 01/15/2038 ~(a)	61	3
3.000% due 03/01/2045	139	124
4.700% due 09/25/2031 •	3	3
4.814% due 01/15/2038 •	61	60
5.245% due 11/25/2054 •	566	565
5.255% due 03/25/2055 •	466	462
5.599% due 10/25/2044 •	10	9
5.705% due 03/25/2055 •	737	741
6.000% due 04/15/2036	67	71
6.771% due 04/01/2037 •	8	9

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	444	394
3.500% due 10/20/2052 - 10/20/2054	2,266	2,066
5.092% due 04/20/2074 •	482	482
6.000% due 09/20/2038	1	1

Ginnie Mae, TBA
2.500% due 08/01/2055	600	510
3.000% due 08/01/2055	3,800	3,361
3.500% due 07/01/2055	5,000	4,546
6.500% due 07/01/2055 - 08/01/2055	4,500	4,612

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	201	167
3.000% due 08/01/2042 - 10/01/2049	301	262
3.500% due 10/01/2034 - 07/01/2050	302	279
4.000% due 06/01/2050	100	94
6.000% due 01/01/2054 - 09/01/2054	15,645	15,981
6.500% due 12/01/2053	241	249

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	2,500	2,164
4.000% due 07/01/2055	600	558
5.000% due 08/01/2055	21,200	20,766
6.500% due 08/01/2055	30,100	31,036

		89,953

U.S. TREASURY OBLIGATIONS 10.9%

U.S. Treasury Bonds
1.875% due 02/15/2041 (i)	300	206
2.250% due 08/15/2049	400	251
2.375% due 11/15/2049	300	193
3.000% due 02/15/2048	400	297
3.000% due 08/15/2048	175	130
3.375% due 11/15/2048 (i)	1,400	1,108
4.125% due 08/15/2044 (e)	3,650	3,345
4.500% due 11/15/2054	3,100	2,955
4.625% due 02/15/2055 (e)	2,000	1,948

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025	124	123
0.125% due 07/15/2031	359	330
0.125% due 01/15/2032	116	105
0.625% due 07/15/2032	110	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 01/15/2033		$861	$824
1.750% due 01/15/2028 (g)		2,144	2,171
3.875% due 04/15/2029		312	341

			14,430

Total United States (Cost $128,105)			126,397

SHORT-TERM INSTRUMENTS 1.3%

COMMERCIAL PAPER 0.8%

Air Lease Corp.
4.840% due 07/08/2025		250	250

Alimentation Couche-Tard, Inc.
4.630% due 07/07/2025		250	250

CVS Health Corp.
4.920% due 07/14/2025		250	249

Jones Lang LaSalle Finance BV
4.720% due 07/14/2025		250	250

			999

NIGERIA TREASURY BILLS 0.5%
31.499% due 11/04/2025 - 06/29/2026 (b)(c)	NGN	1,285,770	681

Total Short-Term Instruments (Cost $1,640)			1,680

Total Investments in Securities (Cost $193,955)			195,243

		SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III		55,763	543

Total Short-Term Instruments (Cost $543)			543

Total Investments in Affiliates (Cost $543)			543

Total Investments 147.7% (Cost $194,498)			$195,786

Financial Derivative Instruments (f)(h) (0.3)% (Cost or Premiums, net $3,299)			(398)

Other Assets and Liabilities, net (47.4)%			(62,875)

Net Assets 100.0%			$132,513

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	4.420%	06/04/2025	07/02/2025	$(1,913)	$(1,919)

Total Reverse Repurchase Agreements					$(1,919)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.440%	06/13/2025	08/15/2025	$(737)	$(738)

Total Sale-Buyback Transactions					$(738)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (14.0)%
U.S. Government Agencies (14.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2040	$2,300	$(2,071)	$(2,102)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2055	12,200	(9,546)	(9,661)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2055	800	(658)	(664)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	800	(716)	(720)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	200	(191)	(191)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2055	660	(656)	(659)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2055	3,600	(3,655)	(3,655)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2055	900	(924)	(930)

Total Short Sales (14.0)%				$(18,417)	$(18,582)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
JPS	$0	$(1,919)	$0	$(1,919)	$1,948	$29

Master Securities Forward Transaction Agreement
UBS	0	0	(738)	(738)	733	(5)

Total Borrowings and Other Financing Transactions	$0	$(1,919)	$(738)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,919)	$0	$0	$(1,919)

Total	$0	$(1,919)	$0	$0	$(1,919)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(738)	0	(738)

Total	$0	$0	$(738)	$0	$(738)

Total Borrowings	$0	$(1,919)	$(738)	$0	$(2,657)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(2,657)

(e)	Securities with an aggregate market value of $2,681 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(6,881) at a weighted average interest rate of 4.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund July 2025 Futures	EUR 129.000	07/25/2025	3	$3	$(1)	$(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	3	3	(2)	(1)

					$(3)	$(2)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.000	07/25/2025	2	$2	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	4	4	(1)	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	6	6	(2)	(3)

					$(4)	$(3)

Total Written Options					$(7)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	7	$496	$2	$0	$(1)
Euro-BTP September Futures	09/2025	55	7,839	23	12	(15)
U.S. Treasury 2-Year Note September Futures	09/2025	23	4,785	21	1	0
U.S. Treasury 5-Year Note September Futures	09/2025	116	12,644	137	16	0
U.S. Treasury 10-Year Note September Futures	09/2025	55	6,167	104	17	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	68	7,770	172	33	0

				$459	$79	$(16)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	110	$(8,298)	$(75)	$38	$0
Canada Government 5-Year Bond September Futures	09/2025	11	(922)	(6)	0	(1)
Canada Government 10-Year Bond September Futures	09/2025	24	(2,150)	(21)	0	(5)
Euro-Bobl September Futures	09/2025	52	(7,208)	33	15	(5)
Euro-Bund September Futures	09/2025	67	(10,272)	81	29	(2)
Euro-Buxl 30-Year Bond September Futures	09/2025	2	(280)	5	1	0
Euro-Oat September Futures	09/2025	80	(11,670)	45	25	(5)
Euro-Schatz September Futures	09/2025	16	(2,021)	3	2	(1)
Japan Government 10-Year Bond September Futures	09/2025	30	(28,961)	(87)	40	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	47	(5,976)	10	8	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	14	(1,668)	(71)	0	(19)

				$(83)	$158	$(43)

Total Futures Contracts				$376	$237	$(59)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	1,800	$(10)	$(9)	$(19)	$0	$(2)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		8,300	(14)	(49)	(63)	0	(7)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	3,260	(71)	(12)	(83)	0	(3)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035		2,600	(6)	(8)	(14)	0	(4)

						$(101)	$(78)	$(179)	$0	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$9,900	$214	$12	$226	$5	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	84,400	1,485	410	1,895	47	0

					$1,699	$422	$2,121	$52	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	2,300	$(15)	$14	$(1)	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		7,500	(27)	(98)	(125)	0	(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		13,700	42	139	181	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		3,400	(92)	50	(42)	0	(3)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		6,500	27	3	30	5	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		100	7	(1)	6	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	40,000	0	(3)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		739,200	(13)	18	5	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(5)	(19)	(24)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	1	(3)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		560,000	(60)	(7)	(67)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		190,000	23	(19)	4	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	241	503	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		530,000	(252)	(267)	(519)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		14,800	(2)	7	5	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	4,590	21	(191)	(170)	0	(5)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		600	(8)	(10)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	$	4,900	(2)	20	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		43	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		1,200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		700	10	(11)	(1)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		1,300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	83	84	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,400	23	(16)	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,150	587	(214)	373	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		1,400	(10)	3	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	24	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		500	0	(7)	(7)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		9,009	(1)	(93)	(94)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		5,960	266	(136)	130	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		600	11	(6)	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		3,400	(6)	(402)	(408)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(297)	(345)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	11	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,600	18	(28)	(10)	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		2,404	1	(49)	(48)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		13,450	895	(386)	509	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,500	82	(27)	55	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		1,700	(14)	(34)	(48)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,070	136	(5)	131	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		100	(13)	12	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	22	0	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		700	0	(1)	(1)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		200	0	(1)	(1)	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	$	500	$0	$(3)	$(3)	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	(3)	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.017	Annual	11/15/2054		600	0	(10)	(10)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		540	0	(18)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		260	0	(9)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		800	0	23	23	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		200	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	2	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		500	0	13	13	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		980	123	(6)	117	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		246	1	(2)	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		315	0	(3)	(3)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	(1)	(2)	0	(1)
Pay(5)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	23,400	(125)	(4)	(129)	0	(4)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	9	9	0	(1)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	2	5	7	0	(1)
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050	EUR	200	(14)	(86)	(100)	0	(1)
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035	KRW	21,300	0	0	0	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	900	7	20	27	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(20)	(23)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,500	34	(209)	(175)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,600	28	(3)	25	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,700	9	57	66	0	(4)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	74	110	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		5,900	(41)	42	1	0	(2)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(10)	(10)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(9)	(9)	0	(3)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		3,200	0	(5)	(5)	0	(5)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,800	4	11	15	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		1,500	(21)	18	(3)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		8,100	(272)	(38)	(310)	0	(16)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(40)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	62	62	0	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		2,900	0	146	146	3	0
Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		900	0	40	40	1	0
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		300	0	13	13	0	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,970	163	78	241	7	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(18)	(18)	0	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	4,500	(9)	31	22	0	0
Pay	CAONREPO	3.898	Annual	06/19/2026		5,400	(1)	55	54	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		5,100	0	52	52	0	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		2,000	(9)	41	32	1	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		100	(10)	4	(6)	0	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		900	29	2	31	2	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	(14)	(5)	0	(5)

							$1,823	$(1,425)	$398	$66	$(306)

Total Swap Agreements							$3,421	$(1,081)	$2,340	$118	$(322)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$237	$118	$355		$(5)	$(59)	$(329)	$(393)

(g)

Securities with an aggregate market value of $997 and cash of $4,599 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(7) for closed swap agreements is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	NZD	183		$110	$0	$(1)
	07/2025		$2,093	AUD	3,222	28	0
	07/2025		719	CNH	5,179	5	0
	08/2025	AUD	3,222		$2,095	0	(28)
	08/2025		$1,049	CNH	7,539	9	0
	08/2025		110	NZD	183	1	0

BOA	07/2025	AUD	166		$108	0	(1)
	07/2025		$3,545	EUR	3,118	128	0
	07/2025		203	IDR	3,314,013	1	0
	07/2025		112	SGD	144	1	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	HUF	28,430	EUR	70	0	0
	08/2025	SGD	143		$112	0	(1)
	08/2025	TWD	62		2	0	0
	08/2025		$82	CNH	583	0	0
	08/2025		56	HUF	19,155	0	0
	08/2025		231	MXN	4,378	1	0

BPS	07/2025	BRL	1,528		$280	0	(1)
	07/2025	EUR	159	RON	805	0	(1)
	07/2025	NOK	235		$23	0	0
	07/2025	SEK	655		68	0	(1)
	07/2025	THB	90		3	0	0
	07/2025	TRY	3,111		77	0	(1)
	07/2025	TWD	10,499		323	0	(38)
	07/2025		$273	BRL	1,528	9	0
	07/2025		89	EUR	77	2	0
	07/2025		406	IDR	6,625,139	3	0
	07/2025		20	THB	655	0	0
	07/2025		93	TWD	2,766	2	0
	08/2025	CNH	1,308		$181	0	(2)
	08/2025	TWD	14,544		455	0	(51)
	08/2025		$583	CNH	4,183	3	0
	08/2025		37	CNY	263	0	0
	08/2025		11	CZK	241	1	0
	08/2025		197	INR	17,087	2	0
	08/2025		156	MXN	2,981	2	0
	08/2025		268	TWD	8,479	27	0
	10/2025	BRL	3,700		$608	0	(57)

BRC	07/2025	EUR	171	RON	868	0	(1)
	07/2025	GBP	2,764		$3,760	0	(33)
	07/2025	ILS	904		260	0	(9)
	07/2025	KRW	23,340		17	0	0
	07/2025		$466	EUR	409	16	0
	07/2025		129	ILS	435	0	0
	07/2025		17	JPY	2,387	0	0
	07/2025		367	MYR	1,551	1	0
	07/2025		32	PLN	121	1	0
	07/2025		1,419	TRY	58,176	21	0
	07/2025		89	ZAR	1,613	2	0
	07/2025	ZAR	19,853		$1,098	0	(22)
	08/2025	CNH	581		81	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$490	CNH	3,524	$4	$0
	08/2025		107	CZK	2,381	7	0
	08/2025		3,761	GBP	2,764	33	0
	08/2025		595	TRY	24,663	6	0
	12/2025		32		1,497	1	0

BSH	07/2025		65	DKK	427	2	0
	07/2025		430	PEN	1,556	9	0
	09/2025		305		1,117	10	0
	11/2025	PEN	2,596		$706	0	(23)
	12/2025		1,561		430	0	(9)

CBK	07/2025	BRL	469		81	0	(5)
	07/2025	CNY	948		132	0	0
	07/2025	EUR	172		197	0	(6)
	07/2025	KRW	2,755		2	0	0
	07/2025	PEN	1,841		499	0	(21)
	07/2025	THB	882		27	0	(1)
	07/2025	TWD	18,281		562	0	(68)
	07/2025		$86	BRL	469	0	0
	07/2025		1,408	CNY	10,088	4	0
	07/2025		111	EUR	97	3	0
	07/2025		155	GBP	114	1	0
	07/2025		194	IDR	3,163,297	1	0
	07/2025		58	KRW	80,359	1	0
	07/2025		80	PEN	286	1	0
	07/2025		132	TWD	3,901	3	0
	08/2025	CNH	1,204		$168	0	(1)
	08/2025	PEN	97		26	0	(2)
	08/2025	TWD	22,321		685	0	(91)
	08/2025		$321	CNH	2,310	3	0
	08/2025		349	CNY	2,496	1	0
	08/2025		154	COP	641,506	2	0
	08/2025		50	EGP	2,753	4	0
	08/2025		1,466	INR	126,330	6	(1)
	09/2025	PEN	2,690		$735	0	(23)
	01/2026	JPY	20,000		147	6	0
	02/2026	PEN	552		150	0	(5)

DUB	07/2025	DKK	321		50	0	0
	07/2025	EUR	3,428		3,977	0	(61)
	07/2025	ILS	439		127	0	(4)
	07/2025	KRW	27,272		20	0	0
	07/2025		$5	CNY	37	0	0
	07/2025		19	IDR	316,890	0	0
	07/2025		10	KZT	5,288	0	0
	07/2025		59	SGD	75	1	0
	07/2025		90	TWD	2,661	2	0
	08/2025	EUR	285	RON	1,448	0	(2)
	08/2025		$73	CNH	520	0	0
	08/2025		50	DKK	320	0	0
	08/2025		70	EGP	3,857	6	0
	08/2025		3,977	EUR	3,420	61	0
	08/2025		682	INR	58,875	3	0
	08/2025		87	TWD	2,835	12	0
	09/2025	KZT	13,569		$25	0	(1)
	09/2025	MXN	18		1	0	0
	09/2025		$238	KZT	123,394	0	(6)
	12/2025		127		67,506	0	(3)

FAR	07/2025	AUD	2,899		$1,871	0	(38)
	07/2025	BRL	16,919		3,063	0	(51)
	07/2025	CHF	14		18	0	0
	07/2025	DKK	436		69	0	0
	07/2025	JPY	753,141		5,174	0	(56)
	07/2025	SGD	23		18	0	0
	07/2025		$2,990	BRL	16,919	124	0
	07/2025		57	CHF	47	2	0
	07/2025		367	CNH	2,634	2	0
	07/2025		9,181	JPY	1,317,050	0	(35)
	07/2025		369	PLN	1,360	8	0
	07/2025		513	SEK	4,909	6	0
	07/2025		150	SGD	193	1	0
	08/2025	SGD	132		$104	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$18	CHF	14	$0	$0
	08/2025		308	CNH	2,205	1	0
	08/2025		69	DKK	435	0	0
	08/2025		326	INR	28,197	2	0
	08/2025		5,174	JPY	750,372	56	0
	09/2025		3,063	BRL	17,178	50	0
	09/2025		776	MXN	15,118	23	0
	11/2025	PEN	647		$176	0	(6)

GLM	07/2025	EUR	190	RON	958	0	(2)
	07/2025	TWD	4,000		$123	0	(15)
	07/2025		$46	IDR	748,902	0	0
	07/2025		35	SGD	45	0	0
	08/2025	EUR	34	RON	171	0	0
	08/2025	SGD	45		$35	0	0
	08/2025		$186	HUF	65,602	7	0
	09/2025	PEN	254		$71	0	(1)
	09/2025		$50	KZT	26,138	0	(1)
	10/2025	BRL	9,600		$1,570	0	(157)
	12/2025	TRY	1,119		24	0	0
	01/2026	JPY	40,000		297	14	0

IND	07/2025	SEK	4,260		450	0	0
	08/2025		$450	SEK	4,251	0	0
	08/2025		70	TWD	2,296	10	0

JPM	07/2025	BRL	2,635		$483	0	(2)
	07/2025	CHF	33		40	0	(1)
	07/2025	CNY	1,117		156	0	0
	07/2025	JPY	19,131		133	0	0
	07/2025	KRW	28,953		21	0	0
	07/2025	SGD	1,043		812	0	(8)
	07/2025	TWD	10,625		327	0	(39)
	07/2025		$473	BRL	2,635	12	0
	07/2025		692	CNH	4,991	6	0
	07/2025		110	CNY	786	0	0
	07/2025		50	DKK	331	2	0
	07/2025		163	NZD	273	4	0
	07/2025		1,011	PLN	3,756	31	0
	07/2025		73	SGD	94	1	0
	07/2025	ZAR	6,404		$358	0	(3)
	08/2025	CNH	490		69	0	0
	08/2025	SGD	94		73	0	(1)
	08/2025	TWD	11,819		363	0	(48)
	08/2025		$1,174	CNH	8,441	9	0
	08/2025		46	CNY	329	0	0
	08/2025		220	INR	19,057	2	0
	10/2025	HUF	19,350	EUR	48	0	0

MBC	07/2025	AUD	157		$101	0	(2)
	07/2025	CAD	20		15	0	0
	07/2025	CNY	547		76	0	0
	07/2025	EUR	383		438	0	(13)
	07/2025	GBP	647		878	0	(10)
	07/2025	NZD	40		24	0	(1)
	07/2025	SGD	2,506		1,954	0	(18)
	07/2025	THB	440		13	0	0
	07/2025	TWD	5,840		179	0	(22)
	07/2025		$15	CAD	20	0	0
	07/2025		332	CNH	2,393	3	0
	07/2025		76	CNY	547	0	0
	07/2025		325	EUR	282	8	0
	07/2025		50	IDR	807,493	0	0
	07/2025		402	JPY	57,772	0	(1)
	07/2025		249	PLN	931	10	0
	07/2025		1,938	SGD	2,506	33	0
	07/2025		7	TWD	201	0	0
	08/2025	CNH	11,119		$1,538	0	(21)
	08/2025	SGD	2,500		1,938	0	(33)
	08/2025	TWD	11,861		367	0	(45)
	08/2025		$15	CAD	20	0	0
	08/2025		1,069	CNH	7,679	8	0
	08/2025		76	CNY	545	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	07/2025	CNY	148		$21	$0	$0
	07/2025	JPY	253,265		1,738	0	(21)
	07/2025	NOK	398		40	0	0
	07/2025		$206	JPY	29,752	1	0
	07/2025		2	PLN	7	0	0
	08/2025		392	CNH	2,811	2	0
	08/2025		21	CNY	147	0	0
	08/2025		1,738	JPY	252,334	21	0
	08/2025		39	NOK	398	0	0
	09/2025	CAD	577		$406	0	(19)
	09/2025		$37	KZT	18,989	0	(1)
	12/2025	CZK	2,246	EUR	89	0	(2)

NGF	07/2025		$550	IDR	8,963,468	3	0

RYL	08/2025	CNH	1,008		$139	0	(2)
	08/2025	TWD	2,438		76	0	(9)
	08/2025		$147	CNH	1,058	2	0

SCX	07/2025	ILS	7		$2	0	0
	07/2025	JPY	2,821		20	0	0
	07/2025	NZD	50		30	0	0
	07/2025	TWD	592		20	0	0
	07/2025		$30	EGP	1,623	3	0
	07/2025		214	IDR	3,482,917	1	0
	07/2025		145	JPY	21,000	1	0
	07/2025		387	SGD	499	6	0
	07/2025		272	TWD	8,084	6	0
	08/2025	CNH	664		$91	0	(2)
	08/2025	SGD	498		387	0	(6)
	08/2025	TWD	3,224		99	0	(13)
	08/2025		$542	CNH	3,873	1	0
	08/2025		230	INR	19,754	0	0
	08/2025		20	JPY	2,811	0	0
	08/2025		71	TWD	2,240	7	0

SOG	07/2025	JPY	418,007		$2,896	0	(7)
	07/2025		$20	EGP	1,026	1	0
	07/2025		65	RON	285	1	0
	08/2025	CNH	482		$67	0	(1)
	08/2025		$5	HUF	1,765	0	0
	08/2025		1	INR	114	0	0
	08/2025		2,896	JPY	416,473	7	0

SSB	07/2025	GBP	114		$156	0	0
	07/2025		$4,618	GBP	3,411	64	0
	08/2025		156		114	0	0

UAG	07/2025	ILS	66		$19	0	(1)
	07/2025	KRW	23,292		17	0	0
	07/2025		$89	CLP	83,182	0	0
	07/2025		134	JPY	19,413	1	0
	07/2025		17	KRW	23,303	0	0
	07/2025		66	NOK	675	1	0
	07/2025		49	RON	216	1	0
	08/2025		1,975	CNH	14,185	14	0
	09/2025		406	CAD	577	19	0
	12/2025	EUR	89	CZK	2,246	2	0
	12/2025	TRY	751		$16	0	0

Total Forward Foreign Currency Contracts						$1,059	$(1,297)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	198	$1	$1
	Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	251	1	2

BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	272	2	1

GLM	Put - OTC EUR versus USD	$	1.100	12/17/2025	33	4	3

JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	561	3	3
	Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	202	1	1

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value

MBC	Put - OTC EUR versus USD	$	1.098	12/23/2025	34	$4	$2

MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	210	1	2
	Put - OTC EUR versus CZK		24.550	12/16/2025	508	2	2
	Put - OTC EUR versus CZK		24.700	12/16/2025	352	2	2
	Put - OTC EUR versus USD	$	1.110	11/24/2025	849	4	2

						$25	$21

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	7,500	$11	$0

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	200	0	0

							$11	$0

Total Purchased Options							$36	$21

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	213	$(7)	$(6)

UAG	Call - OTC USD versus TRY		54.000	12/16/2025	134	(4)	(3)

						$(11)	$(9)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637%	07/18/2025	500	$(2)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	500	(2)	0

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	200	(1)	0

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	400	(4)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	500	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	500	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	200	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	475	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	475	(1)	(1)

							$(24)	$(12)

Total Written Options							$(35)	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$230	$(7)	$(1)	$0	$(8)

MYC	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262	230	(8)	0	0	(8)

							$(15)	$(1)	$0	$(16)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$382	$0	$2	$2	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$	7,429	JPY	1,100,000	$15	$1	$16	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030		2,594		400,000	(25)	7	0	(18)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026		8,118		1,285,000	(102)	3	0	(99)

									$(112)	$11	$16	$(117)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	3-Month MYR-KLIBOR	3.500%	Quarterly	03/19/2030	MYR 860	$(1)	$4	$3	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	1,030	(3)	(4)	0	(7)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	5,170	1	16	17	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	2,160	13	(28)	0	(15)

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035	740	1	(6)	0	(5)

							$11	$(18)	$20	$(27)

Total Swap Agreements							$(116)	$(6)	$38	$(160)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$43	$0	$0	$43	$(29)	$0	$0	$(29)	$14	$0	$14
BOA	131	3	0	134	(3)	(3)	0	(6)	128	0	128
BPS	51	0	3	54	(152)	0	(7)	(159)	(105)	0	(105)
BRC	92	1	0	93	(66)	0	0	(66)	27	0	27
BSH	21	0	0	21	(32)	0	0	(32)	(11)	0	(11)
CBK	36	0	16	52	(224)	(1)	(18)	(243)	(191)	0	(191)
DUB	85	0	2	87	(77)	0	0	(77)	10	0	10
FAR	275	0	0	275	(186)	0	0	(186)	89	0	89
GLM	21	3	0	24	(176)	(8)	0	(184)	(160)	0	(160)
GST	0	0	17	17	0	0	(122)	(122)	(105)	0	(105)
IND	10	0	0	10	0	0	0	0	10	0	10
JPM	67	4	0	71	(102)	0	(5)	(107)	(36)	0	(36)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
MBC	$62	$2	$0	$64	$(166)	$0	$0	$(166)	$(102)	$0	$(102)
MYC	0	0	0	0	0	(3)	(8)	(11)	(11)	0	(11)
MYI	24	8	0	32	(43)	0	0	(43)	(11)	20	9
NGF	3	0	0	3	0	(3)	0	(3)	0	0	0
RYL	2	0	0	2	(11)	0	0	(11)	(9)	0	(9)
SCX	25	0	0	25	(21)	0	0	(21)	4	0	4
SOG	9	0	0	9	(8)	0	0	(8)	1	0	1
SSB	64	0	0	64	0	0	0	0	64	0	64
UAG	38	0	0	38	(1)	(3)	0	(4)	34	0	34

Total Over the Counter	$1,059	$21	$38	$1,118	$(1,297)	$(21)	$(160)	$(1,478)

(i)

Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$237	$237
Swap Agreements	0	52	0	0	66	118

	$0	$52	$0	$0	$303	$355

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,059	$0	$1,059
Purchased Options	0	0	0	21	0	21
Swap Agreements	0	2	0	16	20	38

	$0	$2	$0	$1,096	$20	$1,118

	$0	$54	$0	$1,096	$323	$1,473

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	59	59
Swap Agreements	0	16	0	0	313	329

	$0	$16	$0	$0	$377	$393

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,297	$0	$1,297
Written Options	0	0	0	9	12	21
Swap Agreements	0	16	0	117	27	160

	$0	$16	$0	$1,423	$39	$1,478

	$0	$32	$0	$1,423	$416	$1,871

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	751	751
Swap Agreements	0	(42)	0	0	(424)	(466)

	$0	$(42)	$0	$0	$338	$296

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$688	$0	$688
Purchased Options	0	0	0	29	(24)	5
Written Options	0	0	0	21	100	121
Swap Agreements	0	21	0	598	5	624

	$0	$21	$0	$1,336	$81	$1,438

	$0	$(21)	$0	$1,336	$419	$1,734

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	(8)	0	0	0	(250)	(258)
Swap Agreements	0	336	0	0	891	1,227

	$(8)	$336	$0	$0	$643	$971

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(172)	$0	$(172)
Purchased Options	0	0	0	(32)	(133)	(165)
Written Options	0	0	0	(16)	91	75
Swap Agreements	0	(16)	0	(22)	(4)	(42)

	$0	$(16)	$0	$(242)	$(46)	$(304)

	$(8)	$320	$0	$(242)	$597	$667

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$69	$0	$69
Australia
Sovereign Issues	0	2,286	0	2,286
Brazil
Sovereign Issues	0	2,361	0	2,361
Canada
Corporate Bonds & Notes	0	1,618	0	1,618

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Sovereign Issues	$0	$1,365	$0	$1,365
Cayman Islands
Asset-Backed Securities	$0	$3,985	$0	$3,985
Corporate Bonds & Notes	0	268	0	268
Sovereign Issues	0	205	0	205
Chile
Sovereign Issues	0	203	0	203
Denmark
Corporate Bonds & Notes	0	105	0	105

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
France
Corporate Bonds & Notes	$0	$315	$0	$315
Sovereign Issues	0	9,249	0	9,249
Germany
Corporate Bonds & Notes	0	1,667	0	1,667
Hungary
Sovereign Issues	0	209	0	209
Ireland
Asset-Backed Securities	0	4,185	0	4,185
Israel
Sovereign Issues	0	1,307	0	1,307
Italy
Corporate Bonds & Notes	0	348	0	348
Sovereign Issues	0	202	0	202
Japan
Corporate Bonds & Notes	0	309	0	309
Sovereign Issues	0	10,044	0	10,044
Jersey, Channel Islands
Asset-Backed Securities	0	420	0	420
Malaysia
Sovereign Issues	0	160	0	160
Netherlands
Corporate Bonds & Notes	0	306	0	306
Norway
Sovereign Issues	0	192	0	192
Peru
Sovereign Issues	0	1,999	0	1,999
Poland
Sovereign Issues	0	845	0	845
Qatar
Corporate Bonds & Notes	0	176	0	176
Romania
Sovereign Issues	0	1,345	0	1,345
Saudi Arabia
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	2,495	0	2,495
Serbia
Sovereign Issues	0	199	0	199
Singapore
Sovereign Issues	0	1,297	0	1,297
South Africa
Sovereign Issues	0	2,141	0	2,141
South Korea
Sovereign Issues	0	604	0	604
Spain
Sovereign Issues	0	8,341	0	8,341
Switzerland
Corporate Bonds & Notes	0	1,336	0	1,336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
United Arab Emirates
Corporate Bonds & Notes	$0	$200	$0	$200
Sovereign Issues	0	399	0	399
United Kingdom
Corporate Bonds & Notes	0	1,925	0	1,925
Non-Agency Mortgage-Backed Securities	0	1,412	0	1,412
Sovereign Issues	0	874	0	874
United States
Asset-Backed Securities	0	4,295	0	4,295
Corporate Bonds & Notes	0	5,766	0	5,766
Municipal Bonds & Notes	0	189	0	189
Non-Agency Mortgage-Backed Securities	0	11,764	0	11,764
U.S. Government Agencies	0	89,953	0	89,953
U.S. Treasury Obligations	0	14,430	0	14,430
Short-Term Instruments
Commercial Paper	0	999	0	999
Nigeria Treasury Bills	0	681	0	681

	$0	$195,243	$0	$195,243

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$543	$0	$0	$543

Total Investments	$543	$195,243	$0	$195,786

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,582)	$0	$(18,582)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	170	185	0	355
Over the counter	0	1,116	2	1,118

	$170	$1,301	$2	$1,473

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(344)	0	(386)
Over the counter	0	(1,478)	0	(1,478)

	$(42)	$(1,822)	$0	$(1,864)

Total Financial Derivative Instruments	$128	$(521)	$2	$(391)

Totals	$671	$176,140	$2	$176,813

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

28	PIMCO VARIABLE INSURANCE TRUST

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and

30	PIMCO VARIABLE INSURANCE TRUST

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other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Notes to Financial Statements	(Cont.)

indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

32	PIMCO VARIABLE INSURANCE TRUST

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Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,623	$38,020	$(39,100)	$0	$0	$543	$21	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

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Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty

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Notes to Financial Statements	(Cont.)

during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of

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operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Notes to Financial Statements	(Cont.)

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of

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Notes to Financial Statements	(Cont.)

Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and

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Notes to Financial Statements	(Cont.)

receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government

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regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The

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Notes to Financial Statements	(Cont.)

market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets

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of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $1,161.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements

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Notes to Financial Statements	(Cont.)

is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$674,121	$635,560	$31,626	$23,268

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	259	$2,474	195	$1,831

Administrative Class	1,075	10,240	2,534	23,903

Advisor Class	213	2,024	494	4,655
Issued as reinvestment of distributions

Institutional Class	25	236	37	348

Administrative Class	210	2,015	349	3,291

Advisor Class	59	562	88	829
Cost of shares redeemed

Institutional Class	(93)	(872)	(174)	(1,638)

Administrative Class	(2,117)	(20,115)	(2,402)	(22,741)

Advisor Class	(220)	(2,093)	(324)	(3,062)

Net increase (decrease) resulting from Portfolio share transactions	(589)	$(5,529)	797	$7,416

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 36% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$1,540	$544

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$179,380	$9,249	$(9,074)	$175

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	Oat	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	KORIBOR	Korea Interbank Offered Rate

48	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0332	$0.0000	$0.0000	$0.0332

February 2025	$0.0329	$0.0000	$0.0000	$0.0329

March 2025	$0.0345	$0.0000	$0.0000	$0.0345

April 2025	$0.0385	$0.0000	$0.0000	$0.0385

May 2025	$0.0384	$0.0000	$0.0000	$0.0384

June 2025	$0.0375	$0.0000	$0.0000	$0.0375

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0320	$0.0000	$0.0000	$0.0320

February 2025	$0.0318	$0.0000	$0.0000	$0.0318

March 2025	$0.0334	$0.0000	$0.0000	$0.0334

April 2025	$0.0374	$0.0000	$0.0000	$0.0374

May 2025	$0.0372	$0.0000	$0.0000	$0.0372

June 2025	$0.0363	$0.0000	$0.0000	$0.0363

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0312	$0.0000	$0.0000	$0.0312

February 2025	$0.0311	$0.0000	$0.0000	$0.0311

March 2025	$0.0326	$0.0000	$0.0000	$0.0326

April 2025	$0.0366	$0.0000	$0.0000	$0.0366

May 2025	$0.0363	$0.0000	$0.0000	$0.0363

June 2025	$0.0356	$0.0000	$0.0000	$0.0356

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLUNHFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Global Core Bond (Hedged) Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Core Bond (Hedged) Portfolio	05/02/11	—	05/02/11	—	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Global Core Bond (Hedged) Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Administrative Class

01/01/2025 - 06/30/2025+	$8.77	$0.16	$0.14	$0.30	$(0.18)	$0.00	$0.00	$(0.18)

12/31/2024	8.79	0.29	0.02	0.31	(0.33)	0.00	0.00	(0.33)

12/31/2023	8.33	0.19	0.46	0.65	(0.11)	0.00	(0.08)	(0.19)

12/31/2022	9.65	0.15	(1.27)	(1.12)	(0.14)	(0.06)	0.00	(0.20)

12/31/2021	10.08	0.16	(0.30)	(0.14)	(0.22)	(0.07)	0.00	(0.29)

12/31/2020	9.93	0.20	0.57	0.77	(0.62)	0.00	0.00	(0.62)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.89	3.42%	$81,142	1.13	%*	1.13	%*	0.72	%*	0.72	%*	3.71	%*	320%

8.77	3.56	84,734	1.04		1.04		0.71		0.71		3.30		584

8.79	7.97	93,851	0.87		0.87		0.71		0.71		2.29		791

8.33	(11.63)	98,735	0.77		0.77		0.71		0.71		1.66		449

9.65	(1.41)	129,638	0.73		0.73		0.71		0.71		1.65		364

10.08	8.10	92,145	0.78		0.78		0.71		0.71		1.98		665

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$119,159
Investments in Affiliates	56
Financial Derivative Instruments
Exchange-traded or centrally cleared	162
Over the counter	557
Cash	281
Deposits with counterparty	2,508
Foreign currency, at value	557
Receivable for investments sold	9,635
Receivable for TBA investments sold	64,146
Interest and/or dividends receivable	708
Dividends receivable from Affiliates	2
Total Assets	197,771

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,026
Payable for sale-buyback transactions	2,277
Payable for short sales	6,713
Financial Derivative Instruments
Exchange-traded or centrally cleared	230
Over the counter	1,479
Payable for investments purchased	9,683
Payable for investments in Affiliates purchased	2
Payable for TBA investments purchased	93,106
Payable for Portfolio shares redeemed	64
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	20
Accrued servicing fees	10
Foreign capital gains tax payable	3
Total Liabilities	116,629

Commitments and Contingent Liabilities^

Net Assets	$81,142

Net Assets Consist of:

Paid in capital	$91,742
Distributable earnings (accumulated loss)	(10,600)

Net Assets	$81,142

Net Assets:

Administrative Class	$81,142

Shares Issued and Outstanding:

Administrative Class	9,127

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.89

Cost of investments in securities	$121,613
Cost of investments in Affiliates	$56
Cost of foreign currency held	$551
Proceeds received on short sales	$6,653
Cost or premiums of financial derivative instruments, net	$221

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Core Bond (Hedged) Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$1,910
Dividends	15
Dividends from Investments in Affiliates	16
Total Income	1,941

Expenses:

Investment advisory fees	101
Supervisory and administrative fees	125
Distribution and/or servicing fees - Administrative Class	60
Trustee fees	2
Interest expense	163
Miscellaneous expense	1
Total Expenses	452
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	451

Net Investment Income (Loss)	1,490

Net Realized Gain (Loss):

Investments in securities	(1,588)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	91
Over the counter financial derivative instruments	(788)
Foreign currency	(239)

Net Realized Gain (Loss)	(2,525)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	6,009
Exchange-traded or centrally cleared financial derivative instruments	(307)
Over the counter financial derivative instruments	(1,993)
Foreign currency assets and liabilities	47

Net Change in Unrealized Appreciation (Depreciation)	3,756

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,721

* Foreign tax withholdings	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Global Core Bond (Hedged) Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,490	$2,916
Net realized gain (loss)	(2,525)	194
Net change in unrealized appreciation (depreciation)	3,756	(52)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,721	3,058

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(1,643)	(3,277)

Total Distributions(a)	(1,643)	(3,277)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(4,670)	(8,898)

Total Increase (Decrease) in Net Assets	(3,592)	(9,117)

Net Assets:

Beginning of period	84,734	93,851
End of period	$81,142	$84,734

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.8%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$31	$21
4.125% due 07/09/2035 þ		24	15

Total Argentina (Cost $31)			36

AUSTRALIA 3.0%

CORPORATE BONDS & NOTES 1.0%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$800	830

SOVEREIGN ISSUES 2.0%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	18
2.500% due 05/21/2030		100	63

New South Wales Treasury Corp.
1.750% due 03/20/2034		535	279
2.000% due 03/08/2033		100	55
4.750% due 09/20/2035		500	327

Queensland Treasury Corp.
1.750% due 07/20/2034		100	51
2.000% due 08/22/2033		100	54

Treasury Corp. of Victoria
2.000% due 09/17/2035		200	101
2.250% due 09/15/2033		1,000	552
4.250% due 12/20/2032		200	130

			1,630

Total Australia (Cost $2,363)			2,460

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	8,800	1,562

Total Brazil (Cost $1,472)			1,562

CANADA 4.4%

CORPORATE BONDS & NOTES 1.6%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$67	63

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	200	212

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$600	620

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117

Royal Bank of Canada
4.851% due 12/14/2026		$200	202
4.969% due 08/02/2030 •		100	102

			1,316

SOVEREIGN ISSUES 2.8%

Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	141	102

Export Development Canada
7.130% due 03/11/2029	INR	13,500	160

Province of British Columbia
4.150% due 06/18/2034	CAD	500	379

Province of Ontario
3.650% due 06/02/2033		900	665

Province of Quebec
3.600% due 09/01/2033		1,100	807
4.450% due 09/01/2034		200	155

			2,268

Total Canada (Cost $3,478)			3,584

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 4.1%

ASSET-BACKED SECURITIES 3.5%

37 Capital CLO Ltd.
5.536% due 10/15/2034 •		$450	$450

522 Funding CLO Ltd.
5.571% due 10/20/2031 •		129	130

Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •		172	172

Bain Capital Credit CLO Ltd.
5.509% due 07/19/2034 •		300	301

Brightspire Capital Ltd.
5.582% due 08/19/2038 •		152	152

Catamaran CLO Ltd.
5.634% due 04/22/2030 •		35	35

Crestline Denali CLO Ltd.
5.561% due 04/20/2030 •		7	7

LoanCore Issuer Ltd.
5.853% due 01/17/2037 •		246	246

M360 Ltd.
5.936% due 11/22/2038 •		26	25

Rad CLO Ltd.
5.512% due 04/25/2032 •		257	257

Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •		92	92

TCW CLO AMR Ltd.
5.624% due 08/16/2034 •		500	501

Voya CLO Ltd.
5.469% due 07/20/2032 •		452	452

			2,820

CORPORATE BONDS & NOTES 0.3%

Sands China Ltd.
5.400% due 08/08/2028		200	202

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	205

Total Cayman Islands (Cost $3,217)			3,227

CHILE 0.4%

SOVEREIGN ISSUES 0.4%

Chile Government International Bond
3.750% due 01/14/2032	EUR	300	361

Total Chile (Cost $309)			361

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	2

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		815	105
1.500% due 10/01/2052		1	0

Total Denmark (Cost $124)			107

FRANCE 6.3%

CORPORATE BONDS & NOTES 0.7%

BPCE SA
5.876% due 01/14/2031 •		$300	312

Credit Agricole SA
5.862% due 01/09/2036 •		250	259

			571

SOVEREIGN ISSUES 5.6%

France Government International Bond
0.500% due 05/25/2072	EUR	100	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 02/25/2028	EUR	950	$1,080
0.750% due 05/25/2052		500	281
2.750% due 10/25/2027		850	1,017
2.750% due 02/25/2030		1,800	2,142

			4,552

Total France (Cost $5,027)			5,123

HUNGARY 0.3%

SOVEREIGN ISSUES 0.3%

Hungary Government International Bond
6.250% due 09/22/2032		$200	209

Total Hungary (Cost $199)			209

INDONESIA 0.1%

SOVEREIGN ISSUES 0.1%

Indonesia Government International Bond
4.125% due 01/15/2037	EUR	100	119

Total Indonesia (Cost $102)			119

IRELAND 3.1%

ASSET-BACKED SECURITIES 3.1%

Arbour CLO DAC
3.293% due 11/15/2037 •	EUR	300	354
3.473% due 05/15/2038 •		450	530

BlueMountain Fuji EUR CLO DAC
2.999% due 01/15/2031 •		124	146

Cairn CLO DAC
3.059% due 10/15/2031 •		182	214

CVC Cordatus Loan Fund DAC
2.929% due 10/15/2031 •		160	188

Harvest CLO DAC
3.039% due 07/15/2031 •		186	219

Segovia European CLO DAC
3.116% due 07/20/2032 •		272	321

St Paul’s CLO
3.113% due 01/17/2032 •		481	565

Total Ireland (Cost $2,434)			2,537

ISRAEL 1.2%

SOVEREIGN ISSUES 1.2%

Israel Government International Bond
3.800% due 05/13/2060		$200	131
5.375% due 03/12/2029		200	204
5.375% due 02/19/2030		400	408
5.500% due 03/12/2034		200	203

Total Israel (Cost $1,001)			946

ITALY 1.2%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	116

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	225

			341

SOVEREIGN ISSUES 0.8%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		200	202

Italy Government International Bond
6.000% due 08/04/2028	GBP	300	428

			630

Total Italy (Cost $1,023)			971

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 7.4%

CORPORATE BONDS & NOTES 0.4%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	$309

SOVEREIGN ISSUES 7.0%

Japan Government International Bond
0.100% due 01/01/2026	JPY	130,000	901
0.100% due 03/10/2028 (e)		133,670	961
0.400% due 06/20/2029		10,000	68
0.400% due 06/20/2040		73,500	404
0.500% due 03/20/2049		155,000	686
0.700% due 12/20/2048		85,000	400
0.700% due 06/20/2051		11,000	48
1.500% due 09/20/2043		21,300	131
2.000% due 12/20/2044		60,000	395
2.200% due 06/20/2054		16,000	98
2.200% due 03/20/2064		67,000	374
2.300% due 12/20/2054		113,000	705
2.400% due 03/20/2045		45,000	315
2.400% due 03/20/2055		36,000	230

			5,716

Total Japan (Cost $7,378)			6,025

JERSEY, CHANNEL ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.6%

Trysail CLO Ltd.
5.511% due 10/20/2033 •		$500	500

Total Jersey, Channel Islands (Cost $500)			500

		SHARES
LUXEMBOURG 0.7%

COMMON STOCKS 0.2%

Drillco Holding Lux SA «(f)		6,410	131

Foresea Holdings SA «		2,675	55

			186

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.5%

FORESEA Holding SA
7.500% due 06/15/2030		$113	108

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		300	311

			419

Total Luxembourg (Cost $505)			605

MALAYSIA 1.5%

CORPORATE BONDS & NOTES 0.5%

Petronas Capital Ltd.
2.480% due 01/28/2032		$500	436

SOVEREIGN ISSUES 1.0%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	400	92
3.519% due 04/20/2028		2,831	679
4.762% due 04/07/2037		200	53

			824

Total Malaysia (Cost $1,242)			1,260

MEXICO 0.2%

SOVEREIGN ISSUES 0.2%

Mexico Government International Bond
4.490% due 05/25/2032	EUR	100	119

Total Mexico (Cost $109)			119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 1.3%

CORPORATE BONDS & NOTES 0.3%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$200	$201

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Domi BV
3.023% due 11/15/2052 •	EUR	218	257

Dutch Property Finance BV
2.811% due 07/28/2058 •		303	357

Jubilee Place BV
3.263% due 10/17/2057 ~		175	206

			820

Total Netherlands (Cost $1,033)			1,021

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	100	53

Total New Zealand (Cost $69)			53

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	100	64

Total Norway (Cost $73)			64

PERU 1.2%

SOVEREIGN ISSUES 1.2%

Peru Government International Bond
5.375% due 02/08/2035		$100	100
7.300% due 08/12/2033	PEN	2,700	832

Total Peru (Cost $869)			932

POLAND 1.1%

SOVEREIGN ISSUES 1.1%

Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	200	247
4.625% due 03/18/2029		$200	203
4.875% due 02/12/2030		100	102
4.875% due 10/04/2033		100	100
5.125% due 09/18/2034		200	201

Total Poland (Cost $811)			853

ROMANIA 1.3%

SOVEREIGN ISSUES 1.3%

Romania Government International Bond
1.375% due 12/02/2029	EUR	90	93
2.000% due 04/14/2033		50	45
2.125% due 03/07/2028		100	114
2.750% due 04/14/2041		150	111
2.875% due 04/13/2042		100	73
5.000% due 09/27/2026		300	363
5.250% due 03/10/2030		100	120
5.625% due 05/30/2037		100	111

Total Romania (Cost $1,108)			1,030

SAUDI ARABIA 1.5%

SOVEREIGN ISSUES 1.5%

Saudi Government International Bond
3.250% due 10/22/2030		$200	187
3.375% due 03/05/2032	EUR	200	235
3.750% due 03/05/2037		100	115
4.750% due 01/18/2028		$200	202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 01/16/2030		$200	$202
5.375% due 01/13/2031		300	311

Total Saudi Arabia (Cost $1,200)			1,252

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	109

Total Serbia (Cost $117)			109

SINGAPORE 0.9%

SOVEREIGN ISSUES 0.9%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	123	97
2.750% due 03/01/2035		310	255
3.250% due 06/01/2054		426	399

Total Singapore (Cost $634)			751

SOUTH AFRICA 0.9%

SOVEREIGN ISSUES 0.9%

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	4,300	239
8.875% due 02/28/2035		9,100	480

Total South Africa (Cost $719)			719

SOUTH KOREA 1.4%

SOVEREIGN ISSUES 1.4%

Korea Government International Bond
1.375% due 06/10/2030	KRW	111,630	78
2.375% due 12/10/2028		326,550	241
2.625% due 06/10/2028		1,130,790	841

Total South Korea (Cost $1,181)			1,160

SPAIN 4.6%

SOVEREIGN ISSUES 4.6%

Spain Government International Bond
0.000% due 01/31/2028 (d)	EUR	650	726
2.400% due 05/31/2028		450	534
3.150% due 04/30/2035		670	788
3.200% due 10/31/2035		400	470
3.550% due 10/31/2033		1,000	1,226

Total Spain (Cost $3,382)			3,744

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

UBS Group AG
4.194% due 04/01/2031 •		$250	245
4.282% due 01/09/2028		250	249
5.699% due 02/08/2035 •		200	208
9.016% due 11/15/2033 •		250	309

Total Switzerland (Cost $1,012)			1,011

THAILAND 0.7%

SOVEREIGN ISSUES 0.7%

Thailand Government International Bond
2.410% due 03/17/2035	THB	2,400	79
2.500% due 11/17/2029		12,780	411
3.775% due 06/25/2032		1,550	55

Total Thailand (Cost $501)			545

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.6%

CORPORATE BONDS & NOTES 0.6%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	$296
5.375% due 05/08/2029		200	206

Total United Arab Emirates (Cost $497)			502

UNITED KINGDOM 5.5%

CORPORATE BONDS & NOTES 3.3%

Barclays PLC
4.972% due 05/16/2029 •		$400	404

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	400	510

Nationwide Building Society
2.972% due 02/16/2028 •		$300	293

NatWest Group PLC
5.516% due 09/30/2028 •		300	306
5.778% due 03/01/2035 •		300	312

NatWest Markets PLC
0.125% due 11/12/2025	EUR	100	117

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		$200	209

Standard Chartered PLC
2.608% due 01/12/2028 •		200	194
2.678% due 06/29/2032 •		400	353

			2,698

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Alba PLC
4.547% due 11/25/2042 •	GBP	83	113

Eurosail-U.K. PLC
5.308% (BP0003M + 0.950%) due 06/13/2045 ~		129	177

RMAC Securities PLC
4.528% due 06/12/2044 •		122	163

			453

SOVEREIGN ISSUES 1.6%

United Kingdom Gilt
0.625% due 10/22/2050		400	202
1.250% due 07/31/2051		500	300
1.500% due 07/31/2053		100	62
1.750% due 01/22/2049		100	74
4.375% due 07/31/2054		430	512
5.375% due 01/31/2056		100	139

			1,289

Total United Kingdom (Cost $5,079)			4,440

UNITED STATES 86.6%

ASSET-BACKED SECURITIES 3.6%

Argent Securities Trust
4.734% due 07/25/2036 •		$309	83
4.754% due 05/25/2036 •		542	130

Avis Budget Rental Car Funding AESOP LLC
1.660% due 02/20/2028		300	288

Countrywide Asset-Backed Certificates Trust
4.419% due 07/25/2036 ~		2	2
4.574% due 07/25/2037 •		35	33
6.309% due 07/25/2035 •		635	626

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.277% due 03/25/2037 þ		204	72

First Franklin Mortgage Loan Trust
5.709% due 07/25/2034 •		14	14

GSAA Home Equity Trust
5.334% due 08/25/2037 •		3	3

Home Equity Mortgage Loan Asset-Backed Trust
4.674% due 04/25/2037 •		188	127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
4.854% due 05/25/2037 •		$84	$82

Morgan Stanley ABS Capital, Inc. Trust
4.664% due 10/25/2036 •		424	220

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		8	8

New Century Home Equity Loan Trust
3.464% due 06/20/2031 ~		221	205

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.064% due 02/25/2036 •		246	230

Option One Mortgage Loan Trust
4.574% due 03/25/2037 •		35	32

PRET LLC
4.843% due 09/25/2051 þ		166	165

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		363	111

SMB Private Education Loan Trust
1.290% due 07/15/2053		51	48
5.526% due 07/15/2053 •		25	25
5.754% due 02/16/2055 •		160	161

Structured Asset Investment Loan Trust
6.159% due 10/25/2034 •		232	246

Terwin Mortgage Trust
5.374% due 11/25/2033 •		3	3

			2,914

CORPORATE BONDS & NOTES 6.5%

Athene Global Funding
5.622% due 03/25/2027 ~		200	202

Bank of America Corp.
5.162% due 01/24/2031 •		300	308
5.288% due 04/25/2034 •		100	102

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	299

Boeing Co.
6.388% due 05/01/2031		100	107

Bristol-Myers Squibb Co.
5.100% due 02/22/2031		100	104

Charter Communications Operating LLC
3.500% due 03/01/2042		100	71
6.384% due 10/23/2035		100	105

Citigroup, Inc.
5.449% due 06/11/2035 •		300	307

Credit Suisse AG AT1 Claim
		300	36

GA Global Funding Trust
2.250% due 01/06/2027		150	145
5.400% due 01/13/2030		200	205

Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	100
5.330% due 07/23/2035 •		200	202
5.536% due 01/28/2036 •		500	513
5.851% due 04/25/2035 •		200	210

JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	89
5.502% due 01/24/2036 •		200	206

Morgan Stanley
3.955% due 03/21/2035 •	EUR	100	121
4.654% due 10/18/2030 •		$300	301
5.587% due 01/18/2036 •		200	205

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		300	286

Organon & Co.
2.875% due 04/30/2028	EUR	100	115

Pacific Gas & Electric Co.
4.200% due 03/01/2029		$100	98

PacifiCorp
5.300% due 02/15/2031		100	103

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	122
5.125% due 02/13/2031		$100	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
4.808% due 07/25/2028 •	$200	$202
5.211% due 12/03/2035 •	300	301

		5,268

MUNICIPAL BONDS & NOTES 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	200	173

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	100	101

		274

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	390	392

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	200	185

Banc of America Funding Trust
4.852% due 04/20/2047 •	42	35
6.000% due 07/25/2037	50	42

BCAP LLC Trust
4.854% due 05/25/2047 •	65	62

BWAY Mortgage Trust
5.676% due 09/15/2036 •	400	386

Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~	4	4
5.078% due 03/25/2037 ~	23	23

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	455	371
4.832% due 04/25/2037 ~	25	22

Citigroup Mortgage Loan Trust, Inc.
4.978% due 08/25/2035 ~	266	245

Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036	34	12

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	70	58
6.276% due 10/15/2037 •	200	199

Deutsche Alt-A Securities Mortgage Loan Trust
4.584% due 02/25/2047 •	139	78

Deutsche Alt-B Securities Mortgage Loan Trust
6.445% due 02/25/2036	37	34

Extended Stay America Trust
5.506% due 07/15/2038 •	343	343

GCAT Trust
3.000% due 04/25/2052 ~	328	279
4.250% due 05/25/2067 ~	439	417

GreenPoint MTA Trust
4.894% due 06/25/2045 •	32	26

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	76	62
3.000% due 09/25/2052 ~	498	424

JP Morgan Alternative Loan Trust
4.794% due 12/25/2036 ~	5	5

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	230	188
3.000% due 01/25/2052 ~	517	441
3.000% due 03/25/2052 ~	481	411
3.000% due 04/25/2052 ~	500	427
3.000% due 05/25/2052 ~	739	632

Merrill Lynch Mortgage Investors Trust
4.448% due 03/25/2036 ~	90	44

Morgan Stanley Mortgage Loan Trust
4.047% due 05/25/2036 ~	60	33
4.882% due 09/25/2035 ~	44	13

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	93	90
2.750% due 11/25/2059 ~	67	64

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •	300	300

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
3.000% due 01/25/2052 ~	$236	$201

PHH Alternative Mortgage Trust
6.000% due 05/25/2037	17	16

PMT Loan Trust
2.500% due 07/25/2051 ~	229	188

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	43	35

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	17	13

Structured Asset Securities Corp.
4.714% due 01/25/2036 •	31	25

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	74	71
2.900% due 10/25/2059 ~	293	282
4.435% due 10/27/2064 ~	446	448

WaMu Mortgage Pass-Through Certificates Trust
4.434% due 09/25/2036 ~	14	12

		7,638

U.S. GOVERNMENT AGENCIES 54.0%

Fannie Mae
3.500% due 01/01/2059	75	67
4.820% due 06/25/2036 •	2	2

Freddie Mac
2.053% due 01/15/2038 ~ (a)	40	2
3.000% due 02/01/2046	162	144
3.500% due 11/01/2047 - 04/01/2048	141	129
4.814% due 01/15/2038 •	40	40
5.245% due 11/25/2054 •	472	471
5.255% due 03/25/2055 •	466	462
5.705% due 03/25/2055 •	461	463
6.901% due 09/01/2037 •	79	82

Ginnie Mae
3.000% due 04/20/2052 - 12/20/2052	1,685	1,493
3.500% due 10/20/2054	1,289	1,175
5.226% due 09/20/2066 •	129	129
7.519% due 09/20/2066 ~	105	107

Ginnie Mae, TBA
2.500% due 08/01/2055	900	765
3.000% due 08/01/2055	1,200	1,061
3.500% due 07/01/2055	2,000	1,819
6.500% due 08/01/2055	1,900	1,947

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	$395	$329
3.000% due 10/01/2049	125	108
3.500% due 10/01/2034 - 07/01/2050	169	156
4.000% due 06/01/2050	49	46
4.500% due 12/01/2033	30	29
6.000% due 12/01/2053	367	374
6.500% due 10/01/2053 - 01/01/2054	2,018	2,088

Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2055	600	498
3.000% due 07/01/2055	900	779
4.000% due 08/01/2055	500	465
4.500% due 08/01/2055	300	287
5.000% due 08/01/2055	8,700	8,522
5.500% due 08/01/2055	700	699
6.000% due 08/01/2055	6,600	6,701
6.500% due 08/01/2055	12,000	12,373

		43,812

U.S. TREASURY OBLIGATIONS 12.8%

U.S. Treasury Bonds
1.625% due 11/15/2050 (j)	50	26
1.875% due 02/15/2041 (g)	1,700	1,170
2.250% due 08/15/2049	250	157
2.375% due 11/15/2049	525	338
3.000% due 02/15/2048	300	223
3.000% due 08/15/2048	325	241
3.000% due 02/15/2049 (j)	250	184
3.375% due 11/15/2048	430	340
4.125% due 08/15/2044 (g)	750	687
4.500% due 11/15/2054 (g)	2,400	2,288
4.625% due 02/15/2055 (g)	1,200	1,169

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031	479	441
0.125% due 01/15/2032	463	420
0.500% due 01/15/2028	1,951	1,914
1.125% due 01/15/2033	592	566

U.S. Treasury Notes
3.500% due 02/15/2033 (j)	100	96
4.000% due 02/15/2034 (j)	100	99

		10,359

Total United States (Cost $71,866)		70,265

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

COMMERCIAL PAPER 0.9%

Air Lease Corp.
4.840% due 07/08/2025		$250	$250

Canadian Natural Resources Ltd.
4.900% due 08/06/2025 (b)		250	249

CVS Health Corp.
4.920% due 07/14/2025		250	249

			748

NIGERIA TREASURY BILLS 0.3%
30.838% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	390,760	209

Total Short-Term Instruments (Cost $948)			957

Total Investments in Securities (Cost $121,613)			119,159

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		5,714	56

Total Short-Term Instruments (Cost $56)			56

Total Investments in Affiliates (Cost $56)			56

Total Investments 146.9% (Cost $121,669)			$119,215

Financial Derivative Instruments (h)(i) (1.2)% (Cost or Premiums, net $221)			(990)

Other Assets and Liabilities, net (45.7)%			(37,083)

Net Assets 100.0%			$81,142

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$128	$131	0.16%

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.440%	06/18/2025	07/17/2025	$(1,571)	$(1,573)
CIB	4.440	06/06/2025	07/18/2025	(273)	(274)
DEU	4.420	06/24/2025	07/02/2025	(1,178)	(1,179)

Total Reverse Repurchase Agreements					$(3,026)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.440%	06/13/2025	08/15/2025	$(2,272)	$(2,277)

Total Sale-Buyback Transactions					$(2,277)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (8.3)%
U.S. Government Agencies (8.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2040	$1,900	$(1,711)	$(1,736)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	5,500	(4,326)	(4,357)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2055	600	(616)	(620)

Total Short Sales (8.3)%				$(6,653)	$(6,713)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(1,573)	$0	$(1,573)	$1,582	$9
CIB	0	(274)	0	(274)	275	1
DEU	0	(1,179)	0	(1,179)	1,169	(10)

Master Securities Forward Transaction Agreement
UBS	0	0	(2,277)	(2,277)	2,288	11

Total Borrowings and Other Financing Transactions	$0	$(3,026)	$(2,277)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(3,026)	$0	$0	$(3,026)

Total	$0	$(3,026)	$0	$0	$(3,026)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(2,277)	0	(2,277)

Total	$0	$0	$(2,277)	$0	$(2,277)

Total Borrowings	$0	$(3,026)	$(2,277)	$0	$(5,303)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(5,303)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

(g)	Securities with an aggregate market value of $5,314 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(7,269) at a weighted average interest rate of 4.431%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.000	07/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	4	4	(1)	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	5	5	(2)	(3)

Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	4	$284	$1	$0	$0
Canada Government 10-Year Bond September Futures	09/2025	14	1,254	11	3	0
Euro-BTP September Futures	09/2025	51	7,269	20	11	(13)
U.S. Treasury 2-Year Note September Futures	09/2025	27	5,617	25	2	0
U.S. Treasury 5-Year Note September Futures	09/2025	126	13,734	148	17	0
U.S. Treasury 10-Year Note September Futures	09/2025	29	3,252	55	9	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	42	4,799	106	20	0
United Kingdom Long Gilt September Futures	09/2025	4	511	9	1	(2)

				$375	$63	$(15)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	60	$(4,526)	$(41)	$21	$0
Euro-Bobl September Futures	09/2025	24	(3,327)	15	7	(2)
Euro-Bund September Futures	09/2025	32	(4,906)	39	14	(1)
Euro-Oat September Futures	09/2025	33	(4,814)	11	10	(2)
Euro-Schatz September Futures	09/2025	3	(379)	1	0	0
Japan Government 10-Year Bond September Futures	09/2025	12	(11,585)	(35)	16	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	35	(4,450)	7	6	(4)
South Korea 10-Year Government Bond	09/2025	6	(527)	2	1	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	2	(238)	(10)	0	(3)

				$(11)	$75	$(12)

Total Futures Contracts				$364	$138	$(27)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	900	$(5)	$(4)	$(9)	$0	$(1)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	2,070	(45)	(8)	(53)	0	(2)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035		1,300	(3)	(5)	(8)	0	(2)

						$(53)	$(17)	$(70)	$0	$(5)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$2,200	$50	$0	$50	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	6,800	134	19	153	4	0

					$184	$19	$203	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	900	$1	$(1)	$0	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		2,600	(6)	(37)	(43)	0	(1)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		4,600	14	47	61	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		1,100	(27)	13	(14)	0	(1)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		2,400	10	1	11	2	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		400	(3)	1	(2)	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		200	24	9	33	1	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	12,610	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	130,000	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		270,000	(14)	3	(11)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(55)	(72)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(25)	(58)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		280,000	(9)	11	2	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	(23)	(31)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		180,000	(19)	(3)	(22)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	167	126	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(72)	(75)	(147)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	3	38	41	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	2	9	11	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	2,440	(4)	(87)	(91)	0	(3)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		200	(3)	(3)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	4,472	31	(28)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		700	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		900	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		5,300	2	95	97	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	4	58	62	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,700	50	(66)	(16)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		5,840	116	(39)	77	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/30/2027		2,960	3	(14)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		800	0	(11)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		900	0	(13)	(13)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		11,743	(10)	(113)	(123)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		4,810	236	(131)	105	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		1,800	20	(5)	15	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		400	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		200	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		300	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		400	(2)	(12)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,400	78	(99)	(21)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		300	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		300	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		200	2	(3)	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		4,400	(2)	(86)	(88)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,460	224	(93)	131	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		400	18	(3)	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		100	1	3	4	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		300	(2)	(6)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		500	0	0	0	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		400	0	(2)	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		100	0	(1)	(1)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.998%	Annual	11/15/2054	$	500	$0	$(6)	$(6)	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		500	0	(17)	(17)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		100	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		200	0	2	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		290	36	(1)	35	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		148	1	(2)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		180	0	(2)	(2)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	(1)	(2)	0	(1)
Pay(5)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	7,800	(42)	(1)	(43)	0	(1)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	6	6	0	(1)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		200	1	4	5	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	4	3	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	300	0	8	8	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		400	(1)	13	12	0	0
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050		150	(11)	(64)	(75)	0	(1)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035	KRW	649,050	(1)	7	6	0	0
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		983,020	(5)	(3)	(8)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	400	3	9	12	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	5	5	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(10)	(11)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	8	29	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		900	6	16	22	0	(2)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(11)	(5)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,080	13	10	23	0	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		200	(1)	1	0	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(4)	(4)	0	(1)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		1,500	0	(2)	(2)	0	(2)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		1,700	2	5	7	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		5,800	(78)	68	(10)	0	(6)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(10)	(30)	2	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		8,000	(323)	17	(306)	0	(16)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(12)	(17)	(29)	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	62	62	0	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		1,000	0	50	50	1	0
Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		500	0	22	22	1	0
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		300	0	13	13	0	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		820	75	25	100	3	0
Pay	CAONREPO	3.500	Annual	03/19/2026	CAD	2,700	0	17	17	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		200	0	2	2	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,000	(86)	48	(38)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		400	6	(15)	(9)	0	(1)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	(1)	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		100	0	(1)	(1)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		800	(1)	(14)	(15)	0	(1)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	(3)	(2)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	(12)	(12)	0	(1)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		100	0	0	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(9)	(7)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		300	0	(2)	(2)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		200	(5)	1	(4)	0	(1)

							$144	$(364)	$(220)	$19	$(192)

Total Swap Agreements							$275	$(362)	$(87)	$24	$(197)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$138	$24	$162	$(3)	$(27)	$(200)	$(230)

Cash of $2,508 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	2,289		$318	$0	$(2)
	07/2025		$2,040	AUD	3,141	27	0
	07/2025		62	NZD	103	1	0
	08/2025	AUD	3,141		$2,042	0	(27)
	08/2025	CNH	3,298		459	0	(4)
	08/2025	NZD	103		62	0	(1)

BOA	07/2025	AUD	58		38	0	0
	07/2025	EUR	12,022		13,670	0	(492)
	07/2025	JPY	3,500		24	0	0
	07/2025	KRW	71,399		52	0	0
	07/2025		$49	SGD	63	0	0
	08/2025	HUF	11,097	EUR	27	0	0
	08/2025	SGD	63		$49	0	0
	08/2025	TWD	10		0	0	0
	08/2025		$35	HUF	11,971	0	0
	08/2025		85	MXN	1,606	1	0

BPS	07/2025	BRL	319		$59	0	0
	07/2025	EUR	63	RON	320	0	(1)
	07/2025	TWD	2,852		$88	0	(10)
	07/2025		$57	BRL	319	1	0
	07/2025		59	CNY	419	0	0
	07/2025		94	IDR	1,524,769	1	0
	07/2025		18	THB	585	0	0
	07/2025		23	TWD	691	1	0
	08/2025	CNH	893		$125	0	0
	08/2025	JPY	465		3	0	0
	08/2025	TWD	3,736		119	0	(11)
	08/2025		$15	CNY	106	0	0
	08/2025		33	INR	2,903	0	0
	08/2025		57	MXN	1,093	1	0
	08/2025		47	TWD	1,496	5	0
	10/2025	BRL	2,500		$411	0	(39)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	07/2025	EUR	68	RON	345	$0	$0
	07/2025	ILS	364		$105	0	(4)
	07/2025	KRW	5,834		4	0	0
	07/2025	THB	2,302		69	0	(2)
	07/2025		$458	EUR	405	19	0
	07/2025		2,042	GBP	1,502	19	0
	07/2025		52	ILS	175	0	0
	07/2025		5	PLN	19	0	0
	07/2025		617	TRY	25,363	9	0
	07/2025	ZAR	6,732		$372	0	(7)
	08/2025	CNH	377		53	0	0
	08/2025	GBP	1,430		1,946	0	(17)
	08/2025		$179	CNH	1,288	2	0
	08/2025		147	TRY	6,081	2	0
	09/2025	MYR	1,392		$330	0	(1)
	12/2025		$20	TRY	936	0	0

BSH	07/2025	DKK	438		$67	0	(2)
	07/2025		$211	PEN	764	4	0
	11/2025	PEN	874		$238	0	(8)
	12/2025		767		211	0	(4)

CBK	07/2025	CNY	601		84	0	0
	07/2025	EUR	302		348	0	(8)
	07/2025	KRW	2,065,084		1,507	0	(21)
	07/2025	PEN	764		207	0	(9)
	07/2025	TWD	4,850		149	0	(18)
	07/2025		$367	CNY	2,629	1	0
	07/2025		31	IDR	511,219	0	0
	07/2025		122	JPY	17,400	0	(1)
	07/2025		4	THB	118	0	0
	07/2025		66	TWD	1,951	1	0
	08/2025	CNH	729		$101	0	(1)
	08/2025	TWD	4,859		149	0	(20)
	08/2025		$376	CNY	2,686	1	0
	08/2025		20	EGP	1,101	2	0
	08/2025		250	INR	21,553	1	0
	09/2025	MXN	191		$10	0	0
	09/2025	PEN	1,219		332	0	(12)
	01/2026	JPY	10,000		74	3	0
	02/2026	PEN	245		67	0	(2)

DUB	07/2025	ILS	177		51	0	(2)
	07/2025	SGD	7		5	0	0
	07/2025		$58	CNY	417	0	0
	07/2025		52	DKK	330	0	0
	07/2025		14,206	EUR	12,245	219	0
	07/2025		6	IDR	90,533	0	0
	07/2025		22	TWD	665	1	0
	08/2025	DKK	329		$52	0	0
	08/2025	EUR	113	RON	571	0	(1)
	08/2025		12,219		$14,206	0	(218)
	08/2025	THB	7,309		225	0	(1)
	08/2025		$45	CNH	322	0	0
	08/2025		116	INR	10,002	1	0
	09/2025	KZT	3,799		$7	0	0
	09/2025	MXN	2		0	0	0
	09/2025		$74	KZT	38,377	0	(2)
	12/2025		43		22,856	0	(1)

FAR	07/2025	AUD	2,999		$1,935	0	(39)
	07/2025	BRL	4,295		778	0	(13)
	07/2025	CHF	131		159	0	(6)
	07/2025	CNH	1,164		162	0	(1)
	07/2025	JPY	457,105		3,186	12	0
	07/2025	SGD	10		8	0	0
	07/2025		$764	BRL	4,295	26	0
	07/2025		164	CHF	131	2	0
	07/2025		70	DKK	448	0	0
	07/2025		1,776	JPY	258,577	19	0
	07/2025		71	PLN	263	2	0
	07/2025		39	SGD	50	0	0
	08/2025	CHF	131		$164	0	(2)
	08/2025	CNH	943		132	0	(1)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	DKK	447		$70	$0	$0
	08/2025	JPY	257,626		1,776	0	(19)
	08/2025	SGD	50		39	0	0
	08/2025		$55	INR	4,790	0	0
	09/2025		778	BRL	4,361	13	0
	09/2025		97	MXN	1,897	3	0

GLM	07/2025	EUR	75	RON	380	0	(1)
	07/2025	TWD	829		$25	0	(3)
	07/2025		$58	CNY	418	0	0
	07/2025		7	IDR	121,023	0	0
	07/2025		15	SGD	20	0	0
	07/2025		5	THB	155	0	0
	08/2025	EUR	13	RON	67	0	0
	08/2025	SGD	20		$15	0	0
	08/2025	TWD	1,342		41	0	(6)
	08/2025		$20	EGP	1,103	2	0
	08/2025		33	HUF	11,306	0	0
	09/2025	MYR	2,180		$518	0	(1)
	09/2025		$20	KZT	10,455	0	0
	10/2025	BRL	6,300		$1,029	0	(104)
	12/2025	TRY	699		15	0	0
	01/2026	JPY	40,000		297	14	0

JPM	07/2025	BRL	1,230		225	0	(1)
	07/2025	CNH	2,206		306	0	(3)
	07/2025	CNY	708		99	0	0
	07/2025	DKK	340		51	0	(2)
	07/2025	JPY	10,814		75	0	0
	07/2025	KRW	144,986		106	0	(1)
	07/2025	NZD	103		62	0	(1)
	07/2025	SGD	434		338	0	(4)
	07/2025	TWD	2,887		89	0	(11)
	07/2025		$221	BRL	1,230	6	0
	07/2025		119	CNY	852	0	0
	07/2025		183	PLN	680	6	0
	07/2025		32	SGD	41	0	0
	07/2025	ZAR	2,180		$122	0	(1)
	08/2025	CNH	3,044		423	0	(4)
	08/2025	EUR	91		107	0	(1)
	08/2025	SGD	41		32	0	0
	08/2025	TWD	2,680		82	0	(11)
	08/2025		$58	CNH	415	0	0
	08/2025		29	CNY	209	0	0
	08/2025		37	INR	3,237	0	0
	08/2025		50	TWD	1,627	7	0
	10/2025	HUF	12,094	EUR	30	0	0

MBC	07/2025	AUD	84		$54	0	(1)
	07/2025	CAD	3,726		2,713	0	(23)
	07/2025	CNH	1,058		147	0	(1)
	07/2025	CNY	347		48	0	0
	07/2025	EUR	417		477	0	(15)
	07/2025	GBP	365		495	0	(6)
	07/2025	HKD	353		45	0	0
	07/2025	JPY	28,278		196	0	(1)
	07/2025	SGD	1,043		813	0	(7)
	07/2025	TWD	1,344		41	0	(5)
	07/2025		$2,629	CAD	3,614	25	0
	07/2025		48	CNY	346	0	0
	07/2025		83	GBP	61	1	0
	07/2025		3	IDR	51,073	0	0
	07/2025		100	JPY	14,500	1	0
	07/2025		39	PLN	147	2	0
	07/2025		846	SGD	1,094	14	0
	07/2025		2	TWD	50	0	0
	08/2025	CAD	3,608		$2,629	0	(25)
	08/2025	CNH	3,759		520	0	(7)
	08/2025	JPY	2,472		17	0	0
	08/2025	SGD	1,091		846	0	(15)
	08/2025	THB	12,455		386	1	0
	08/2025	TWD	1,283		39	0	(5)
	08/2025		$344	CNH	2,469	2	0
	08/2025		48	CNY	345	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	07/2025	CNY	94		$13	$0	$0
	07/2025	JPY	10,326		71	0	0
	07/2025		$83	CAD	113	0	0
	07/2025		597	JPY	86,954	7	0
	07/2025		0	PLN	1	0	0
	08/2025	CNH	961		$134	0	(1)
	08/2025	JPY	86,634		597	0	(7)
	08/2025		$34	CNY	239	0	0
	09/2025	CAD	216		$152	0	(7)
	09/2025		$8	KZT	4,130	0	0
	12/2025	CZK	883	EUR	35	0	(1)

NGF	07/2025		$89	IDR	1,448,597	1	0

RYL	07/2025	JPY	5,500		$38	0	0
	08/2025		$109	CNH	788	1	0

SCX	07/2025	ILS	3		$1	0	0
	07/2025	TWD	296		10	0	0
	07/2025		$112	CNY	804	0	0
	07/2025		10	EGP	541	1	0
	07/2025		35	IDR	562,894	0	0
	07/2025		7	JPY	969	0	0
	07/2025		169	SGD	218	2	0
	07/2025		68	TWD	2,021	2	0
	08/2025	CNH	1,655		$232	0	0
	08/2025	JPY	965		7	0	0
	08/2025	SGD	217		169	0	(3)
	08/2025	TWD	768		24	0	(3)
	08/2025		$39	INR	3,356	0	0

SOG	07/2025		10	EGP	513	0	0
	07/2025		994	JPY	143,515	2	0
	08/2025	JPY	142,988		$994	0	(2)
	08/2025		$0	INR	19	0	0

SSB	07/2025	GBP	1,198		$1,622	0	(22)
	08/2025		$41	INR	3,567	1	0
	01/2026	JPY	80,000		$534	0	(33)

UAG	07/2025	ILS	27		7	0	(1)
	07/2025	JPY	9,338		65	0	0
	08/2025	CNH	509		71	0	0
	08/2025		$651	CNH	4,673	4	0
	09/2025		152	CAD	216	7	0
	12/2025	EUR	35	CZK	883	1	0
	12/2025	TRY	470		$10	0	0

Total Forward Foreign Currency Contracts						$510	$(1,376)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	82	$1	$1
	Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	98	0	1

BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	168	1	1

GLM	Put - OTC EUR versus USD	$	1.100	12/17/2025	21	2	1

JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	218	1	1
	Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	124	1	1

MBC	Put - OTC EUR versus USD	$	1.098	12/23/2025	21	2	1

MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	84	1	1
	Put - OTC EUR versus CZK		24.550	12/16/2025	195	1	1
	Put - OTC EUR versus CZK		24.700	12/16/2025	140	1	1
	Put - OTC EUR versus USD	$	1.110	11/24/2025	525	2	1

						$13	$11

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	5,200	$8	$0

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	100	0	0

							$8	$0

Total Purchased Options							$21	$11

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	132	$(4)	$(4)

UAG	Call - OTC USD versus TRY		54.000	12/16/2025	84	(3)	(2)

						$(7)	$(6)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637%	07/18/2025	300	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	300	(1)	0

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	200	(1)	0

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	400	(5)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	100	0	0

							$ (17)	$(5)

Total Written Options							$(24)	$(11)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
GST	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$	140	$(5)	$1	$0	$(4)
MYC	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262		140	(4)	(1)	0	(5)

								$(9)	$0	$0	$(9)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$	306	$0	$2	$2	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$	2,432	JPY	360,000	$5	$0	$5	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030		1,686		260,000	(16)	4	0	(12)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026		4,079		645,700	(52)	2	0	(50)

									$(63)	$6	$5	$(62)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	39,900	$(6)	$13	$7	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	1,280	(1)	5	4	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		520	(2)	(2)	0	(4)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030		3,500	2	10	12	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,460	16	(33)	0	(17)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	33,400	15	(9)	6	0

								$24	$(16)	$29	$(21)

Total Swap Agreements								$(48)	$(8)	$36	$(92)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$28	$0	$0	$28	$(34)	$0	$0	$(34)	$(6)	$0	$(6)
BOA	1	2	0	3	(492)	(2)	0	(494)	(491)	283	(208)
BPS	9	0	11	20	(61)	0	(4)	(65)	(45)	0	(45)
BRC	51	1	0	52	(31)	0	0	(31)	21	0	21
BSH	4	0	0	4	(14)	0	0	(14)	(10)	0	(10)
CBK	9	0	5	14	(92)	0	(12)	(104)	(90)	0	(90)
DUB	221	0	2	223	(225)	0	0	(225)	(2)	0	(2)
FAR	77	0	0	77	(81)	0	0	(81)	(4)	0	(4)
GLM	16	1	0	17	(115)	(4)	0	(119)	(102)	0	(102)
GST	0	0	12	12	0	0	(71)	(71)	(59)	0	(59)
JPM	19	2	0	21	(40)	0	0	(40)	(19)	123	104
MBC	46	1	0	47	(111)	0	0	(111)	(64)	0	(64)
MYC	0	0	0	0	0	(3)	(5)	(8)	(8)	0	(8)
MYI	7	4	0	11	(16)	0	0	(16)	(5)	0	(5)
NGF	1	0	0	1	0	0	0	0	1	0	1
RYL	1	0	0	1	0	0	0	0	1	0	1
SCX	5	0	6	11	(6)	0	0	(6)	5	0	5

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
SOG	$2	$0	$0	$2	$(2)	$0	$0	$(2)	$0	$0	$0
SSB	1	0	0	1	(55)	0	0	(55)	(54)	0	(54)
UAG	12	0	0	12	(1)	(2)	0	(3)	9	0	9

Total Over the Counter	$510	$11	$36	$557	$(1,376)	$(11)	$(92)	$(1,479)

(j)

Securities with an aggregate market value of $406 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$138	$138
Swap Agreements	0	5	0	0	19	24

	$0	$5	$0	$0	$157	$162

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$510	$0	$510
Purchased Options	0	0	0	11	0	11
Swap Agreements	0	2	0	5	29	36

	$0	$2	$0	$526	$29	$557

	$0	$7	$0	$526	$186	$719

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	27	27
Swap Agreements	0	5	0	0	195	200

	$0	$5	$0	$0	$225	$230

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,376	$0	$1,376
Written Options	0	0	0	6	5	11
Swap Agreements	0	9	0	62	21	92

	$0	$9	$0	$1,444	$26	$1,479

	$0	$14	$0	$1,444	$251	$1,709

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	223	223
Swap Agreements	0	11	0	0	(146)	(135)

	$0	$11	$0	$0	$80	$91

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,175)	$0	$(1,175)
Purchased Options	0	0	0	14	(16)	(2)
Written Options	0	0	0	3	66	69
Swap Agreements	0	11	0	299	10	320

	$0	$11	$0	$(859)	$60	$(788)

	$0	$22	$0	$(859)	$140	$(697)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$234	$234
Swap Agreements	0	4	0	0	(545)	(541)

	$0	$4	$0	$0	$(311)	$(307)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,943)	$0	$(1,943)
Purchased Options	0	0	0	(11)	(89)	(100)
Written Options	0	0	0	(3)	66	63
Swap Agreements	0	(6)	0	(9)	2	(13)

	$0	$(6)	$0	$(1,966)	$(21)	$(1,993)

	$0	$(2)	$0	$(1,966)	$(332)	$(2,300)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$36	$0	$36
Australia
Corporate Bonds & Notes	0	830	0	830
Sovereign Issues	0	1,630	0	1,630
Brazil
Sovereign Issues	0	1,562	0	1,562
Canada
Corporate Bonds & Notes	0	1,316	0	1,316
Sovereign Issues	0	2,268	0	2,268
Cayman Islands
Asset-Backed Securities	0	2,820	0	2,820
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	205	0	205
Chile
Sovereign Issues	0	361	0	361
Denmark
Corporate Bonds & Notes	0	107	0	107
France
Corporate Bonds & Notes	0	571	0	571
Sovereign Issues	0	4,552	0	4,552
Hungary
Sovereign Issues	0	209	0	209
Indonesia
Sovereign Issues	0	119	0	119
Ireland
Asset-Backed Securities	0	2,537	0	2,537
Israel
Sovereign Issues	0	946	0	946
Italy
Corporate Bonds & Notes	0	341	0	341
Sovereign Issues	0	630	0	630
Japan
Corporate Bonds & Notes	0	309	0	309
Sovereign Issues	0	5,716	0	5,716
Jersey, Channel Islands
Asset-Backed Securities	0	500	0	500
Luxembourg
Common Stocks	0	0	186	186
Corporate Bonds & Notes	0	419	0	419
Malaysia
Corporate Bonds & Notes	0	436	0	436
Sovereign Issues	0	824	0	824
Mexico
Sovereign Issues	0	119	0	119
Netherlands
Corporate Bonds & Notes	0	201	0	201
Non-Agency Mortgage-Backed Securities	0	820	0	820
New Zealand
Sovereign Issues	0	53	0	53
Norway
Sovereign Issues	0	64	0	64
Peru
Sovereign Issues	0	932	0	932
Poland
Sovereign Issues	0	853	0	853
Romania
Sovereign Issues	0	1,030	0	1,030
Saudi Arabia
Sovereign Issues	0	1,252	0	1,252
Serbia
Sovereign Issues	0	109	0	109

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Singapore
Sovereign Issues	$0	$751	$0	$751
South Africa
Sovereign Issues	0	719	0	719
South Korea
Sovereign Issues	0	1,160	0	1,160
Sovereign Issues	0	0	0	0
Spain
Sovereign Issues	0	3,744	0	3,744
Switzerland
Corporate Bonds & Notes	0	1,011	0	1,011
Thailand
Sovereign Issues	0	545	0	545
United Arab Emirates
Corporate Bonds & Notes	0	502	0	502
United Kingdom
Corporate Bonds & Notes	0	2,698	0	2,698
Non-Agency Mortgage-Backed Securities	0	453	0	453
Sovereign Issues	0	1,289	0	1,289
United States
Asset-Backed Securities	0	2,914	0	2,914
Corporate Bonds & Notes	0	5,268	0	5,268
Municipal Bonds & Notes	0	274	0	274
Non-Agency Mortgage-Backed Securities	0	7,638	0	7,638
U.S. Government Agencies	0	43,812	0	43,812
U.S. Treasury Obligations	0	10,359	0	10,359
Short-Term Instruments
Commercial Paper	0	748	0	748
Nigeria Treasury Bills	0	209	0	209

	$0	$118,973	$186	$119,159

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56	$0	$0	$56

Total Investments	$56	$118,973	$186	$119,215

Short Sales, at Value - Liabilities
United States	0	0	0	0
U.S. Government Agencies	0	(6,713)	0	(6,713)

	$0	$(6,713)	$0	$(6,713)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	90	72	0	162
Over the counter	0	555	2	557

	$90	$627	$2	$719

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(202)	0	(227)
Over the counter	0	(1,479)	0	(1,479)

	$(25)	$(1,681)	$0	$(1,706)

Total Financial Derivative Instruments	$65	$(1,054)	$2	$(987)

Totals	$121	$111,206	$188	$111,515

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

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Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from

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pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

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Notes to Financial Statements	(Cont.)

markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established

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market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$741	$23,416	$(24,100)	$(1)	$0	$56	$16	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate

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Notes to Financial Statements	(Cont.)

lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

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Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is

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Notes to Financial Statements	(Cont.)

entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty.

The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

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The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Notes to Financial Statements	(Cont.)

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

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agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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Notes to Financial Statements	(Cont.)

default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated

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earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Notes to Financial Statements	(Cont.)

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also

42	PIMCO VARIABLE INSURANCE TRUST

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impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the

Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements	(Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class		Administrative Class	Advisor Class
0.25%	0.31%	*	0.31%	0.31%	*

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee		Servicing Fee

Administrative Class	—		0.15%

Advisor Class	0.25%	*	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2025.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $903.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion

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Notes to Financial Statements	(Cont.)

of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$352,328	$346,798	$18,971	$13,472

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	305	$2,683	674	$5,919
Issued as reinvestment of distributions

Administrative Class	186	1,643	374	3,277
Cost of shares redeemed

Administrative Class	(1,022)	(8,996)	(2,064)	(18,094)

Net increase (decrease) resulting from Portfolio share transactions	(531)	$(4,670)	(1,016)	$(8,898)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 84% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

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15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$1,231	$2,711

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$115,237	$5,038	$(8,422)	$(3,384)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

CZK	Czech Koruna	KRW	South Korean Won	THB	Thai Baht

DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	Oat	Obligations Assimilables du Trésor

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

48	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Core Bond (Hedged) Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0296	$0.0000	$0.0000	$0.0296

February 2025	$0.0266	$0.0000	$0.0000	$0.0266

March 2025	$0.0300	$0.0000	$0.0000	$0.0300

April 2025	$0.0315	$0.0000	$0.0000	$0.0315

May 2025	$0.0310	$0.0000	$0.0000	$0.0310

June 2025	$0.0288	$0.0000	$0.0000	$0.0288

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLCORFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Global Diversified Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Diversified Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Diversified Allocation Portfolio	04/30/12	04/30/12	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Global Diversified Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2025 - 06/30/2025+	$7.09	$0.15	$0.22	$0.37	$(0.23)	$0.00	$(0.23)

12/31/2024	6.79	0.36	0.24	0.60	(0.30)	0.00	(0.30)

12/31/2023	6.15	0.23	0.59	0.82	(0.19)	0.00	(0.19)

12/31/2022	11.03	0.32	(2.00)	(1.68)	(0.35)	(2.85)	(3.20)

12/31/2021	10.62	0.76	0.14	0.90	(0.49)	0.00	(0.49)

12/31/2020	11.36	0.30	0.05	0.35	(0.33)	(0.76)	(1.09)
Advisor Class

01/01/2025 - 06/30/2025+	6.40	0.14	0.20	0.34	(0.23)	0.00	(0.23)

12/31/2024	6.15	0.32	0.23	0.55	(0.30)	0.00	(0.30)

12/31/2023	5.59	0.21	0.54	0.75	(0.19)	0.00	(0.19)

12/31/2022	10.37	0.25	(1.82)	(1.57)	(0.36)	(2.85)	(3.21)

12/31/2021	10.55	0.91	(0.02)	0.89	(1.07)	0.00	(1.07)

12/31/2020	11.30	0.29	0.04	0.33	(0.32)	(0.76)	(1.08)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.23	5.38%	$2	0.47	%*	1.01	%*	0.47	%*	1.01	%*	4.38	%*	5%

7.09	8.99	2	0.47		1.00		0.47		1.00		5.02		10

6.79	13.66	1	0.47		1.00		0.47		1.00		3.77		12

6.15	(16.56)	1	0.47		1.00		0.47		1.00		3.51		18

11.03	8.60	11	0.47		1.00		0.47		1.00		7.04		15

10.62	4.15	757,485	0.47		1.00		0.47		1.00		2.85		23

6.51	5.49	166,778	0.57	*	1.11	*	0.57	*	1.11	*	4.30	*	5

6.40	9.02	173,105	0.57		1.10		0.57		1.10		4.96		10

6.15	13.64	187,466	0.57		1.10		0.57		1.10		3.66		12

5.59	(16.61)	182,762	0.57		1.10		0.57		1.10		3.57		18

10.37	8.51	226,050	0.57		1.10		0.57		1.10		8.46		15

10.55	3.99	218,035	0.57		1.10		0.57		1.10		2.76		23

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Global Diversified Allocation Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$159,821
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,052
Cash	345
Deposits with counterparty	5,232
Receivable for investments in Affiliates sold	897
Interest and/or dividends receivable	9
Dividends receivable from Affiliates	374
Reimbursement receivable from PIMCO	70
Total Assets	167,800

Liabilities:
Payable for investments in Affiliates purchased	$802
Payable for Portfolio shares redeemed	74
Accrued investment advisory fees	59
Accrued supervisory and administrative fees	52
Accrued distribution fees	33
Total Liabilities	1,020

Commitments and Contingent Liabilities^

Net Assets	$166,780

Net Assets Consist of:

Paid in capital	$173,412
Distributable earnings (accumulated loss)	(6,632)

Net Assets	$166,780

Net Assets:

Administrative Class	$2
Advisor Class	166,778

Shares Issued and Outstanding:

Administrative Class	0
Advisor Class	25,605

Net Asset Value Per Share Outstanding(a):

Administrative Class	$7.23
Advisor Class	6.51

Cost of investments in Affiliates	$151,725
Cost or premiums of financial derivative instruments, net	$914

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Diversified Allocation Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$72
Dividends from Investments in Affiliates	3,948
Total Income	4,020

Expenses:

Investment advisory fees	372
Supervisory and administrative fees	330
Distribution and/or servicing fees - Advisor Class	206
Trustee fees	5
Miscellaneous expense	1
Total Expenses	914
Waiver and/or Reimbursement by PIMCO	(444)
Net Expenses	470

Net Investment Income (Loss)	3,550

Net Realized Gain (Loss):

Investments in Affiliates	(898)
Exchange-traded or centrally cleared financial derivative instruments	(5,573)

Net Realized Gain (Loss)	(6,471)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	7,495
Exchange-traded or centrally cleared financial derivative instruments	4,248

Net Change in Unrealized Appreciation (Depreciation)	11,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,822

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,550	$9,151
Net realized gain (loss)	(6,471)	8,337
Net change in unrealized appreciation (depreciation)	11,743	(1,106)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,822	16,382

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(0)	(0)
Advisor Class	(6,000)	(8,501)

Total Distributions(a)	(6,000)	(8,501)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(9,149)	(22,241)

Total Increase (Decrease) in Net Assets	(6,327)	(14,360)

Net Assets:

Beginning of period	173,107	187,467
End of period	$166,780	$173,107

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	June 30, 2025	(Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 95.8%

MUTUAL FUNDS (a) 90.3%

PIMCO Emerging Markets Bond Fund	582,989	$5,043

PIMCO Global Advantage® Strategy Bond Fund	649,868	6,700

PIMCO Income Fund	778,934	8,389

PIMCO International Bond Fund (U.S. Dollar-Hedged)	505,263	5,022

PIMCO Investment Grade Credit Bond Fund	923,993	8,399

PIMCO RAE International Fund	950,998	8,340

PIMCO RAE PLUS EMG Fund	1,113,777	8,354

PIMCO RAE PLUS Small Fund	516,800	8,341

PIMCO Real Return Fund	814,888	8,385

PIMCO Short-Term Fund	2,597,180	25,089

PIMCO StocksPLUS® Fund	629,677	8,381

	SHARES	MARKET VALUE (000S)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	930,856	$8,303

PIMCO StocksPLUS® International Fund (Unhedged)	1,341,588	16,690

PIMCO Total Return Fund IV	2,642,342	25,129

Total Mutual Funds (Cost $142,482)		150,565

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%

PIMCO Short-Term Floating NAV Portfolio III	950,626	$9,256

Total Short-Term Instruments (Cost $9,243)		9,256

Total Investments in Affiliates (Cost $151,725)		159,821

Total Investments 95.8% (Cost $151,725)		$159,821

Financial Derivative Instruments (b) 0.6% (Cost or Premiums, net $914)		1,052

Other Assets and Liabilities, net 3.6%		5,907

Net Assets 100.0%		$166,780

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,175.000	06/18/2026	25	$3	$156	$120
Put - CBOE S&P 500	4,775.000	06/18/2026	25	3	273	207
Put - CBOE S&P 500	5,375.000	06/18/2026	25	3	485	368

Total Purchased Options					$914	$695

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index September Futures	09/2025	238	$74,420	$1,910	$357	$0

Total Futures Contracts				$1,910	$357	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$695	$357	$0	$1,052	$0	$0	$0	$ 0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	(Cont.)	June 30, 2025	(Unaudited)

Cash of $5,232 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$695	$0	$0	$695
Futures	0	0	357	0	0	357

	$0	$0	$1,052	$0	$0	$1,052

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$831	$0	$0	$831
Futures	0	0	(6,404)	0	0	(6,404)

	$0	$0	$(5,573)	$0	$0	$(5,573)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(129)	$0	$0	$(129)
Futures	0	0	4,377	0	0	4,377

	$0	$0	$4,248	$0	$0	$4,248

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Mutual Funds	$150,565	$0	$0	$150,565
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,256	0	0	9,256

Total Investments	$159,821	$0	$0	$159,821

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$357	$695	$0	$1,052

Total Financial Derivative Instruments	$357	$695	$0	$1,052

Totals	$160,178	$695	$0	$160,873

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class and Advisor Class shares of the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Notes to Financial Statements	(Cont.)

on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Notes to Financial Statements	(Cont.)

financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair

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Notes to Financial Statements	(Cont.)

value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,231	$234	$(544)	$(57)	$179	$5,043	$190	$0

PIMCO Global Advantage® Strategy Bond Fund	6,957	257	(687)	2	171	6,700	145	0

PIMCO Income Fund	8,711	414	(942)	(99)	305	8,389	265	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,231	272	(485)	(19)	23	5,022	112	0

PIMCO Investment Grade Credit Bond Fund	8,699	434	(932)	(104)	302	8,399	200	0

PIMCO RAE International Fund	8,673	0	(1,839)	(33)	1,539	8,340	0	0

PIMCO RAE PLUS EMG Fund	8,698	344	(1,487)	31	768	8,354	278	0

PIMCO RAE PLUS Small Fund	8,693	925	(647)	(38)	(592)	8,341	283	0

PIMCO Real Return Fund	8,679	385	(963)	(37)	321	8,385	169	0

PIMCO Short-Term Floating NAV Portfolio III	7,727	46,333	(44,800)	0	(4)	9,256	234	0

PIMCO Short-Term Fund	26,131	1,391	(2,379)	(8)	(46)	25,089	613	0

PIMCO StocksPLUS® Fund	8,632	384	(956)	31	290	8,381	177	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,714	265	(1,217)	312	229	8,303	215	0

PIMCO StocksPLUS® International Fund (Unhedged)	17,345	540	(3,777)	(678)	3,260	16,690	541	0

PIMCO Total Return Fund IV	26,086	1,293	(2,799)	(201)	750	25,129	526	0

Totals	$164,207	$53,471	$(64,454)	$(898)	$7,495	$159,821	$3,948	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each

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Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire

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Notes to Financial Statements	(Cont.)

are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired

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level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human errors, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

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Notes to Financial Statements	(Cont.)

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the

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Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements	(Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class	Advisor Class
0.45%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing

Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Notes to Financial Statements	(Cont.)

the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $1,971.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the

Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver automatically renews for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $441,738.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$7,140	$19,656

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	0	$0	0	$0

Advisor Class	386	2,455	473	3,039
Issued as reinvestment of distributions

Administrative Class	0	0	0	0

Advisor Class	940	6,000	1,334	8,500
Cost of shares redeemed

Administrative Class	(0)	(0)	(0)	(0)

Advisor Class	(2,757)	(17,604)	(5,248)	(33,780)

Net increase (decrease) resulting from Portfolio share transactions	(1,431)	$(9,149)	(3,441)	$(22,241)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 96% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Notes to Financial Statements	(Cont.)

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$3,873	$1,391

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$152,639	$12,623	$(2,836)	$9,787

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

28	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:

S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Diversified Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0762	$0.0000	$0.0000	$0.0762

June 2025	$0.1585	$0.0000	$0.0000	$0.1585

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0763	$0.0000	$0.0000	$0.0763

June 2025	$0.1586	$0.0000	$0.0000	$0.1586

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

30	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

32	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLDIVFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Global Managed Asset Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S.

government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Managed Asset Allocation Portfolio	04/15/09	04/30/12	04/15/09	04/15/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$9.98	$0.22	$0.70	$0.92	$(0.29)	$0.00	$0.00	$(0.29)

12/31/2024	9.32	0.38	0.65	1.03	(0.37)	0.00	0.00	(0.37)

12/31/2023	8.44	0.29	0.81	1.10	(0.22)	0.00	0.00	(0.22)

12/31/2022	12.91	0.21	(2.48)	(2.27)	(0.08)	(1.98)	(0.14)	(2.20)

12/31/2021	13.15	0.21	1.39	1.60	(0.35)	(1.49)	0.00	(1.84)

12/31/2020	12.53	0.13	1.72	1.85	(0.99)	(0.24)	0.00	(1.23)
Administrative Class

01/01/2025 - 06/30/2025+	10.01	0.22	0.70	0.92	(0.28)	0.00	0.00	(0.28)

12/31/2024	9.36	0.37	0.63	1.00	(0.35)	0.00	0.00	(0.35)

12/31/2023	8.47	0.28	0.82	1.10	(0.21)	0.00	0.00	(0.21)

12/31/2022	12.95	0.23	(2.52)	(2.29)	(0.07)	(1.98)	(0.14)	(2.19)

12/31/2021	13.15	0.16	1.41	1.57	(0.28)	(1.49)	0.00	(1.77)

12/31/2020	12.53	0.12	1.72	1.84	(0.98)	(0.24)	0.00	(1.22)
Advisor Class

01/01/2025 - 06/30/2025+	10.06	0.21	0.71	0.92	(0.28)	0.00	0.00	(0.28)

12/31/2024	9.40	0.36	0.64	1.00	(0.34)	0.00	0.00	(0.34)

12/31/2023	8.51	0.27	0.82	1.09	(0.20)	0.00	0.00	(0.20)

12/31/2022	12.99	0.18	(2.49)	(2.31)	(0.05)	(1.98)	(0.14)	(2.17)

12/31/2021	13.22	0.17	1.41	1.58	(0.32)	(1.49)	0.00	(1.81)

12/31/2020	12.60	0.10	1.72	1.82	(0.96)	(0.24)	0.00	(1.20)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.61	9.34%	$147	0.80	%*	1.00	%*	0.76	%*	0.96	%*	4.47	%*	164%

9.98	11.13	1,398	0.91		1.02		0.88		0.99		3.86		689

9.32	13.12	1,369	1.00		1.12		0.90		1.02		3.27		660

8.44	(18.24)	1,194	0.91		1.06		0.86		1.01		2.15		345

12.91	12.86	1,420	0.80		1.00		0.79		0.99		1.61		108

13.15	17.01	1,166	0.82		1.02		0.80		1.00		1.06		360

10.65	9.34	4,029	0.95	*	1.15	*	0.91	*	1.11	*	4.33	*	164

10.01	10.81	4,276	1.06		1.17		1.03		1.14		3.72		689

9.36	13.02	4,164	1.15		1.27		1.05		1.17		3.11		660

8.47	(18.36)	4,381	1.06		1.21		1.01		1.16		2.34		345

12.95	12.63	2,971	0.95		1.15		0.94		1.14		1.19		108

13.15	16.83	148,037	0.97		1.17		0.95		1.15		0.96		360

10.70	9.25	290,061	1.05	*	1.25	*	1.01	*	1.21	*	4.23	*	164

10.06	10.75	287,431	1.16		1.27		1.13		1.24		3.61		689

9.40	12.85	308,412	1.25		1.37		1.15		1.27		3.01		660

8.51	(18.40)	319,648	1.16		1.31		1.11		1.26		1.86		345

12.99	12.60	435,199	1.05		1.25		1.04		1.24		1.33		108

13.22	16.62	447,404	1.07		1.27		1.05		1.25		0.86		360

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$130,670
Investments in Affiliates	196,048
Financial Derivative Instruments
Exchange-traded or centrally cleared	702
Over the counter	7,473
Cash	4,818
Deposits with counterparty	4,404
Foreign currency, at value	1,554
Receivable for investments sold	4,179
Receivable for investments sold on a delayed-delivery basis	297
Receivable for TBA investments sold	75,358
Interest and/or dividends receivable	769
Dividends receivable from Affiliates	744
Reimbursement receivable from PIMCO	45
Total Assets	427,061

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$3,609
Financial Derivative Instruments
Exchange-traded or centrally cleared	731
Over the counter	2,808
Payable for investments purchased	4
Payable for investments in Affiliates purchased	770
Payable for investments purchased on a delayed-delivery basis	6,232
Payable for TBA investments purchased	115,031
Deposits from counterparty	3,182
Payable for Portfolio shares redeemed	166
Accrued investment advisory fees	209
Accrued supervisory and administrative fees	12
Accrued distribution fees	57
Accrued servicing fees	1
Foreign capital gains tax payable	11
Other liabilities	1
Total Liabilities	132,824

Commitments and Contingent Liabilities^

Net Assets	$294,237

Net Assets Consist of:

Paid in capital	$301,262
Distributable earnings (accumulated loss)	(7,025)

Net Assets	$294,237

Net Assets:

Institutional Class	$147
Administrative Class	4,029
Advisor Class	290,061

Shares Issued and Outstanding:

Institutional Class	14
Administrative Class	378
Advisor Class	27,103

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.61
Administrative Class	10.65
Advisor Class	10.70

Cost of investments in securities	$133,513
Cost of investments in Affiliates	$194,328
Cost of foreign currency held	$1,539
Proceeds received on short sales	$3,584
Cost or premiums of financial derivative instruments, net	$7,269

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Managed Asset Allocation Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,833
Dividends	26
Dividends from Investments in Affiliates	4,680
Total Income	7,539

Expenses:

Investment advisory fees	1,287
Supervisory and administrative fees	72
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	350
Trustee fees	8
Interest expense	58
Miscellaneous expense	2
Total Expenses	1,780
Waiver and/or Reimbursement by PIMCO	(287)
Net Expenses	1,493

Net Investment Income (Loss)	6,046

Net Realized Gain (Loss):

Investments in securities	(1,526)
Investments in Affiliates	(366)
Exchange-traded or centrally cleared financial derivative instruments	2,063
Over the counter financial derivative instruments	16,990
Foreign currency	190

Net Realized Gain (Loss)	17,351

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	4,133
Investments in Affiliates	3,134
Exchange-traded or centrally cleared financial derivative instruments	(2,534)
Over the counter financial derivative instruments	(2,562)
Foreign currency assets and liabilities	192

Net Change in Unrealized Appreciation (Depreciation)	2,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,760

* Foreign tax withholdings	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Consolidated Statements of Changes in Net Assets	PIMCO Global Managed Asset Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,046	$11,174

Net realized gain (loss)	17,351	24,181

Net change in unrealized appreciation (depreciation)	2,363	(3,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,760	32,029

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(42)	(51)
Administrative Class	(115)	(148)
Advisor Class	(7,594)	(10,301)

Total Distributions(a)	(7,751)	(10,500)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(16,877)	(42,369)

Total Increase (Decrease) in Net Assets	1,132	(20,840)

Net Assets:

Beginning of period	293,105	313,945
End of period	$294,237	$293,105

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 44.4%

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.0%

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2025 ^(a)(b)	$32	$4

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(a)(b)	32	4

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(a)(b)	64	8

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(a)(b)	97	12

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(a)(b)	97	12

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(a)(b)	46	6

		46

INDUSTRIALS 0.3%

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (a)	1,005	708

MPH Acquisition Holdings LLC
5.750% due 12/31/2030 (g)	116	96

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (a)	178	177

		981

Total Corporate Bonds & Notes (Cost $1,363)		1,027

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
5.150% due 01/25/2051 •	275	275
5.275% due 08/25/2054 •	69	70

Freddie Mac
5.250% due 04/15/2049 - 12/15/2050 •	457	458
5.255% due 04/25/2055 •	1,336	1,333

Ginnie Mae
4.952% due 05/20/2074 •	128	127
5.096% due 02/20/2070 •	18	18
5.152% due 05/20/2074 •	177	177
5.202% due 09/20/2071 •	2,483	2,484
5.461% due 08/20/2068 •	494	497

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	11,000	9,520
5.000% due 08/01/2055	600	588
5.500% due 08/01/2055	300	300
6.000% due 08/01/2055	9,700	9,848
6.500% due 08/01/2055	22,700	23,406

Total U.S. Government Agencies (Cost $48,741)		49,101

U.S. TREASURY OBLIGATIONS 5.3%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)	9,500	6,055
4.000% due 11/15/2042 (k)	990	904
4.000% due 11/15/2052 (i)(k)	740	647
4.625% due 02/15/2055	750	730

U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053	863	684
1.750% due 01/15/2034 (i)	1,461	1,449
2.125% due 04/15/2029 (i)	3,526	3,622

U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,517

Total U.S. Treasury Obligations (Cost $19,081)		15,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Alliance Bancorp Trust
4.914% due 07/25/2037 •	$238	$212

Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	53	45
4.521% due 02/25/2036 ~	13	12

Countrywide Alternative Loan Trust
4.734% due 07/25/2035 •	326	247
4.754% due 09/25/2047 •	82	76

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036	211	102

Impac CMB Trust
5.054% due 04/25/2035 •	61	60
5.079% due 04/25/2035 •	79	76

Residential Accredit Loans, Inc. Trust
4.794% due 06/25/2046 •	223	48
6.000% due 12/25/2036	60	51

Residential Asset Securitization Trust
4.834% due 05/25/2035 •	314	191

Towd Point Mortgage Trust
4.114% due 04/25/2055 ~	5,000	4,876

WaMu Mortgage Pass-Through Certificates Trust
5.094% due 01/25/2045 •	1,291	1,297

Total Non-Agency Mortgage-Backed Securities (Cost $7,518)		7,293

ASSET-BACKED SECURITIES 8.6%

AUTOMOBILE SEQUENTIAL 1.2%

Ally Auto Receivables Trust
5.320% due 01/15/2027	4	4

CarMax Auto Owner Trust
4.750% due 10/15/2027	97	97
5.340% due 08/16/2027	371	372

Carvana Auto Receivables Trust
3.350% due 02/10/2027	103	103
4.130% due 04/12/2027	198	198
4.850% due 06/12/2028	710	714
5.330% due 07/10/2029	180	182
5.760% due 04/12/2027	100	100
5.900% due 08/10/2027	58	58
5.980% due 12/10/2027	329	331

Flagship Credit Auto Trust
5.640% due 03/15/2028	258	259

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	242	242

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	325	328

Oscar U.S. Funding LLC
5.810% due 12/10/2027	360	362

SCCU Auto Receivables Trust
5.700% due 10/16/2028	170	172

		3,522

HOME EQUITY OTHER 2.7%

Aames Mortgage Investment Trust
4.914% due 04/25/2036 •	71	66

ACE Securities Corp. Home Equity Loan Trust
4.914% due 06/25/2036 •	142	105
5.334% due 08/25/2035 •	103	102

Argent Mortgage Loan Trust
4.914% due 05/25/2035 •	388	348

Argent Securities Trust
4.734% due 07/25/2036 •	294	264

Asset-Backed Securities Corp. Home Equity Loan Trust
2.897% due 03/25/2036 •	1,691	1,664

Countrywide Asset-Backed Certificates
4.934% due 03/25/2037 •	252	249

Countrywide Asset-Backed Certificates Trust
4.714% due 05/25/2035 •	177	174

First NLC Trust
5.214% due 02/25/2036 •	193	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.704% due 10/25/2036 •		$556	$506
4.734% due 10/25/2036 •		1,868	747

GSAMP Trust
5.134% due 05/25/2046 •		2,537	2,396

Long Beach Mortgage Loan Trust
4.994% due 09/25/2034 •		67	67
5.034% due 01/25/2036 •		992	916

Popular ABS Mortgage Pass-Through Trust
4.929% due 07/25/2036 •		99	94

Structured Asset Securities Corp. Mortgage Loan Trust
5.004% due 10/25/2036 •		53	53
5.229% due 02/25/2036 •		100	98

			8,039

HOME EQUITY SEQUENTIAL 1.9%

JP Morgan Mortgage Acquisition Trust
4.473% due 11/25/2036		5,636	5,584

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		484	459

WHOLE LOAN COLLATERAL 0.7%

Citigroup Mortgage Loan Trust, Inc.
4.869% due 11/25/2036 •		43	43

First Franklin Mortgage Loan Trust
5.139% due 11/25/2036 •		1,071	1,045

IndyMac INDB Mortgage Loan Trust
4.574% due 07/25/2036 •		792	249

Lehman XS Trust
4.702% due 06/25/2036 þ		362	354
4.754% due 05/25/2036 •		382	330

			2,021

OTHER ABS 2.0%

522 Funding CLO Ltd.
5.571% due 10/20/2031 •		194	194

Catamaran CLO Ltd.
5.634% due 04/22/2030 •		83	83

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		301	302

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		590	569
6.026% due 11/15/2068 •		163	164

OCP Euro CLO DAC
3.116% due 09/22/2034 •	EUR	444	523

OZLM Ltd.
5.691% due 07/20/2032 •		$296	297

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •		163	163

Rad CLO Ltd.
5.657% due 07/24/2032 •		488	489

Recette CLO Ltd.
5.611% due 04/20/2034 •		250	251

Saranac CLO Ltd.
5.724% due 08/13/2031 •		161	161

Segovia European CLO DAC
3.116% due 07/20/2032 •	EUR	454	535

SMB Private Education Loan Trust
1.290% due 07/15/2053		$255	240
6.104% due 10/16/2056 •		554	565

Sound Point CLO Ltd.
5.741% due 07/20/2032 •		505	506

TCI-Symphony CLO Ltd.
5.523% due 10/13/2032 •		355	355

Venture CLO Ltd.
5.521% due 07/20/2030 •		117	117

Vibrant CLO Ltd.
5.651% due 07/20/2032 •		176	177

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya Ltd.
5.518% due 10/15/2030 •		$70	$69

			5,760

Total Asset-Backed Securities (Cost $25,547)			25,385

SOVEREIGN ISSUES 10.7%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	58,900	10,457

Canada Government Bond
3.250% due 09/01/2028	CAD	7,100	5,301

Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,825
7.750% due 09/18/2030		10,707,900	2,263

Japan Government International Bond
2.400% due 03/20/2055	JPY	520,000	3,317

Mexican Bonos
8.500% due 03/01/2029	MXN	45,000	2,395

Mexican Udibonos
4.000% due 11/30/2028 (e)		697	37
4.000% due 08/24/2034 (e)		227	11

Peru Government International Bond
5.400% due 08/12/2034	PEN	4,000	1,069

Province of Quebec
3.600% due 09/01/2033	CAD	5,150	3,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of South Africa Government International Bond
8.875% due 02/28/2035	ZAR	18,100	$955

Total Sovereign Issues (Cost $30,417)			31,410

SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
4.287% due 07/01/2025 - 07/10/2025 (c)(d)(k)		$846	846

Total Short-Term Instruments (Cost $846)			846

Total Investments in Securities (Cost $133,513)			130,670

		SHARES
INVESTMENTS IN AFFILIATES 66.6%

MUTUAL FUNDS (f) 41.6%

PIMCO Income Fund		2,538,549	27,340

PIMCO Total Return Fund		10,948,670	95,034

Total Mutual Funds (Cost $121,121)			122,374

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 25.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.0%

PIMCO Short Asset Portfolio	3,649,736	$35,753

PIMCO Short-Term Floating NAV Portfolio III	3,894,520	37,921

Total Short-Term Instruments (Cost $73,207)		73,674

Total Investments in Affiliates (Cost $194,328)		196,048

Total Investments 111.0% (Cost $327,841)		$326,718

Financial Derivative Instruments (h)(j) 1.6% (Cost or Premiums, net $7,269)		4,636

Other Assets and Liabilities, net (12.6)%		(37,117)

Net Assets 100.0%		$294,237

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2055	$3,300	$(2,596)	$(2,614)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2055	1,200	(988)	(995)

Total Short Sales (1.2)%				$(3,584)	$(3,609)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(59) at a weighted average interest rate of 4.380%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)

Securities with an aggregate market value of $4 have been pledged as collateral as of June 30, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	$5,950.000	07/18/2025	21	$2	$155	$29

Total Purchased Options					$155	$29

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	$5,600.000	07/18/2025	21	$2	$(54)	$(7)

Total Written Options					$(54)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum July Futures	07/2025	14	$	909	$36	$0	$0
Aluminum September Futures	09/2025	7		455	9	0	0
Arabica Coffee December Futures	12/2025	3		331	(50)	0	(3)
Brent Crude March Futures	01/2026	6		388	(12)	0	(1)
Canada Government 5-Year Bond September Futures	09/2025	49		4,106	26	4	0
Canada Government 10-Year Bond September Futures	09/2025	16		1,433	13	3	0
Cocoa September Futures	09/2025	1		90	(5)	1	0
Euro-BTP September Futures	09/2025	44		6,271	14	10	(12)
Euro-Bund September Futures	09/2025	9		1,380	(11)	1	(4)
Gas Oil December Futures	12/2025	7		441	8	0	0
Gold 100 oz. December Futures	12/2025	1		336	(2)	2	0
Iron Ore September Futures	09/2025	25		234	(2)	0	0
Lead July Futures	07/2025	7		355	17	0	0
Live Cattle October Futures	10/2025	8		673	(3)	1	0
New York Harbor December Futures	11/2025	5		461	12	4	0
Nickel July Futures	07/2025	5		452	(19)	0	0
Nickel September Futures	09/2025	3		274	(1)	2	0
Platinum October Futures	10/2025	5		336	41	0	(2)
RBOB Gasoline December Futures	11/2025	6		457	6	0	0
Silver September Futures	09/2025	4		723	40	0	(4)
Soybean Meal December Futures	12/2025	35		1,013	(53)	3	0
Soybean November Futures	11/2025	11		565	(7)	1	0
Soybean Oil January Futures	01/2026	2		63	0	0	0
U.S. Treasury 2-Year Note September Futures	09/2025	41		8,529	31	2	0
U.S. Treasury 10-Year Note September Futures	09/2025	61		6,840	116	19	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	50		5,713	127	24	0
U.S. Treasury Long-Term Bond September Futures	09/2025	47		5,427	137	47	0
United Kingdom Long Gilt September Futures	09/2025	52		6,640	141	7	(23)
WTI Crude December Futures	11/2025	6		370	0	0	(1)
Zinc July Futures	07/2025	9		619	(2)	0	0
Zinc September Futures	09/2025	4		275	10	0	0

					$617	$131	$(50)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum July Futures	07/2025	14	$	(909)	$(54)	$0	$0
Aluminum September Futures	09/2025	7		(455)	(25)	0	0
Arabica Coffee September Futures	09/2025	1		(113)	27	1	0
Australia Government 10-Year Bond September Futures	09/2025	148		(10,839)	(70)	31	0
Copper September Futures	09/2025	1		(127)	(6)	1	0
Corn December Futures	12/2025	35		(745)	27	3	0
Corn September Futures	09/2025	46		(941)	47	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Cotton No. 2 December Futures	12/2025	22	$	(749)	$5	$13	$0
E-Mini S&P 500 Index September Futures	09/2025	7		(2,189)	(8)	0	(3)
Euro-Bobl September Futures	09/2025	85		(11,783)	49	25	(8)
Euro-Buxl 30-Year Bond September Futures	09/2025	15		(2,098)	40	6	0
Euro-Oat September Futures	09/2025	24		(3,501)	28	8	(2)
Euro-Schatz September Futures	09/2025	22		(2,779)	5	2	(1)
Hard Red Winter Wheat December Futures	12/2025	14		(385)	29	5	0
Hard Red Winter Wheat September Futures	09/2025	7		(184)	6	2	0
Japan Government 10-Year Bond September Futures	09/2025	25		(24,135)	(38)	33	0
Lead July Futures	07/2025	7		(355)	1	0	0
Lead September Futures	09/2025	6		(307)	(10)	0	(10)
Lean Hogs October Futures	10/2025	10		(370)	4	9	0
Natural Gas January Futures	12/2025	7		(340)	12	17	0
Natural Gas September Futures	08/2025	24		(838)	67	63	0
Nickel July Futures	07/2025	5		(452)	17	0	0
Nickel September Futures	09/2025	2		(182)	5	0	0
Robusta Coffee September Futures	09/2025	1		(36)	11	0	0
Soybean January Futures	01/2026	7		(365)	3	0	(1)
Soybean Meal January Futures	01/2026	15		(439)	16	0	(1)
Soybean Oil December Futures	12/2025	3		(95)	(10)	0	0
STOXX Europe 600 Price Index September Futures	09/2025	17		(543)	(1)	1	(2)
Sugar No. 11 March Futures	02/2026	4		(76)	1	2	0
Sugar No. 11 October Futures	09/2025	10		(181)	13	6	0
U.S. Treasury 5-Year Note September Futures	09/2025	151		(16,459)	(149)	0	(20)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	30		(3,574)	(152)	0	(40)
Wheat December Futures	12/2025	11		(308)	8	2	0
Wheat September Futures	09/2025	12		(323)	1	2	0
White Sugar October Futures	09/2025	3		(70)	3	1	0
Zinc July Futures	07/2025	9		(619)	(4)	0	0
Zinc September Futures	09/2025	7		(482)	(10)	0	(3)

					$(112)	$238	$(91)

Total Futures Contracts					$505	$369	$(141)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	1,200	$(9)	$(4)	$(13)	$0	$(1)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		6,200	(12)	(35)	(47)	0	(5)
CDX.iTraxx Crossover 43 5-Year Index	(5.000)	Quarterly	06/20/2030	EUR	90	(8)	(2)	(10)	0	(1)

						$(29)	$(41)	$(70)	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	1,100	$24	$1	$25	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		8,200	144	40	184	4	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly	06/20/2030	EUR	300	7	1	8	0	0

						$175	$42	$217	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	8,800	$42	$(13)	$29	$1	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		5,700	(23)	21	(2)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		5,800	(158)	86	(72)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		118	(1)	6	5	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		5,400	340	(36)	304	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		300	43	6	49	1	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	203,680	27	0	27	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	11	13	24	0	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	06/18/2027		$1,182,800	$42	$3	$45	$0	$(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		140,000	(8)	(1)	(9)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		279,700	(10)	1	(9)	2	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		520,000	13	(3)	10	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		890,000	117	(20)	97	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		799,700	7	9	16	0	(15)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	24	(17)	7	0	(3)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2045		50,000	5	(1)	4	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		130,000	(249)	(71)	(320)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		95,500	24	7	31	5	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	SGD	200	(2)	(4)	(6)	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	79,540	(26)	(58)	(84)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		$30,900	38	2	40	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		4,000	(24)	4	(20)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		7,100	(11)	(44)	(55)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		7,300	0	(79)	(79)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		16,500	(6)	(368)	(374)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,100	229	(480)	(251)	0	(24)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		4,108	(5)	(38)	(43)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		5,700	(106)	60	(46)	9	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,000	(23)	(10)	(33)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		37,900	(126)	533	407	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		12,050	761	(600)	161	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		16,500	379	(524)	(145)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		6,800	319	(202)	117	0	(25)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		4,130	(26)	(57)	(83)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		8,100	382	(79)	303	0	(32)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		700	2	(6)	(4)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	63	47	110	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	(232)	(99)	(331)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		4,087	(8)	(100)	(108)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	424	710	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	(4)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,890	363	244	607	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	18	(743)	(725)	75	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,916	(24)	(202)	(226)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,000	131	28	159	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		685	0	7	7	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		6,900	855	(17)	838	0	(53)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		8,900	(12)	111	99	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		600	(83)	13	(70)	5	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		600	(58)	16	(42)	5	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		14,000	0	(7)	(7)	1	0
Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029		1,300	22	(2)	20	0	(1)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,530	0	(22)	(22)	5	0
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		7,900	0	21	21	0	(7)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	14	14	13	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	2	2	2	0
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,400	0	62	62	7	0
Pay	3-Month AUD-BBR-BBSW	2.000	Semi-Annual	10/07/2027	AUD	9,300	(300)	81	(219)	4	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	24	50	0	(4)
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030	CNY	41,430	46	(52)	(6)	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030	COP	16,110,800	(16)	19	3	1	0
Receive	3-Month ILS-TELBOR	0.000	Annual	07/21/2025	ILS	25,200	1	84	85	1	0
Pay	3-Month ILS-TELBOR	0.000	Annual	07/21/2025		25,200	(1)	(84)	(85)	0	(1)
Receive	3-Month ILS-TELBOR	3.920	Annual	04/21/2030		25,200	4	(35)	(31)	0	(10)
Receive(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	3,710,340	9	(11)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	60	155	7	0
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		6,600	14	6	20	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	13,000	101	236	337	0	(17)
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	5,100,000	0	(15)	(15)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		5,100,000	0	12	12	1	0
Pay	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		463,400	(1)	(4)	(5)	0	0
Pay	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030		1,323,000	0	47	47	1	0
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	01/27/2030		1,438,900	(51)	(6)	(57)	0	(1)
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	116,900	(8)	(5)	(13)	0	(14)
Receive(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	100	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		6,100	18	(29)	(11)	0	(7)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(492)	(1,559)	0	(13)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,770	(239)	18	(221)	1	(10)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		3,330	300	108	408	13	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month HUF-BBR	6.200%	Annual	03/20/2029	HUF	864,500	$(20)	$30	$10	$2	$0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	34,500	(36)	(202)	(238)	4	0
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	24,000	0	4	4	0	0
Pay(5)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		24,000	(8)	46	38	3	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		4,700	(12)	(2)	(14)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	2	(48)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		11,900	(185)	25	(160)	0	(11)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,600	101	(56)	45	0	(9)
Receive	CAONREPO	3.250	Semi-Annual	06/18/2055		200	(6)	4	(2)	0	(1)

							$2,036	$(2,355)	$(319)	$299	$(576)

Total Swap Agreements							$2,182	$(2,354)	$(172)	$304	$(583)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$29	$369	$304	$702		$(7)	$(141)	$(583)	$(731)

(i)	Securities with an aggregate market value of $2,424 and cash of $4,404 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	AUD	567		$368	$0	$(5)
	07/2025		$32	CNH	229	0	0
	07/2025		362	EUR	309	2	0
	07/2025		270	GBP	197	0	0
	07/2025		97	NZD	162	1	0
	08/2025	CNH	9,619		$1,347	0	(2)
	08/2025	EUR	309		363	0	(2)
	08/2025	GBP	197		270	0	0
	08/2025	NZD	162		97	0	(1)
	08/2025		$369	AUD	567	5	0
	08/2025		32	CNH	229	0	0

BOA	07/2025	AUD	85		$55	0	(1)
	07/2025	EUR	2,230		2,536	0	(91)
	07/2025	PHP	14,010		245	0	(4)
	07/2025	PLN	209		58	0	0
	07/2025		$203	IDR	3,314,013	1	0
	07/2025		502	KRW	684,940	4	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$44	SGD	57	$0	$0
	08/2025	CNH	13,069		$1,827	0	(6)
	08/2025	SGD	57		44	0	0
	08/2025	TWD	52		2	0	0
	09/2025		$400	PEN	1,460	12	0

BPS	07/2025	BRL	779		$143	0	(1)
	07/2025	CAD	252		185	0	0
	07/2025	IDR	731,916		45	0	0
	07/2025	JPY	224,300		1,570	12	0
	07/2025	THB	212		6	0	0
	07/2025	TRY	11,455		283	0	(4)
	07/2025	TWD	10,679		354	0	(13)
	07/2025		$140	BRL	779	3	0
	07/2025		341	EUR	295	6	0
	07/2025		164	IDR	2,668,683	1	0
	07/2025		20	THB	655	0	0
	07/2025		79	TWD	2,361	2	0
	08/2025	CNH	10,287		$1,440	0	(3)
	08/2025	TRY	11,954		288	0	(4)
	08/2025	TWD	64,630		1,975	0	(272)
	08/2025		$398	CNH	2,900	8	0
	08/2025		182	INR	15,824	2	0
	08/2025		477	TWD	15,605	66	0
	10/2025	BRL	25,300		$4,223	0	(328)

BRC	07/2025	EUR	165		189	0	(5)
	07/2025	GBP	414		565	0	(3)
	07/2025	ILS	6,832		1,965	0	(64)
	07/2025	KRW	17,504		13	0	0
	07/2025	NOK	1,505		148	0	(2)
	07/2025	TRY	1,354		34	0	0
	07/2025	TWD	2,926		101	0	0
	07/2025		$3,216	GBP	2,364	28	0
	07/2025		920	ILS	3,105	2	0
	07/2025		3	JPY	467	0	0
	07/2025		73	PLN	273	3	0
	07/2025		108	TRY	4,900	15	0
	07/2025	ZAR	1,003		$55	0	(1)
	08/2025	GBP	2,364		3,216	0	(29)
	08/2025		$382	TRY	15,816	4	0

BSH	07/2025		205	DKK	1,348	8	0
	09/2025	PEN	6,693		$1,827	0	(58)

CBK	07/2025	BRL	7,109		1,303	0	(6)
	07/2025	CHF	430		529	0	(13)
	07/2025	CLP	295,858		315	0	(2)
	07/2025	IDR	1,324,777		81	0	0
	07/2025	KRW	1,541,239		1,124	0	(16)
	07/2025	PEN	1,478		414	0	(3)
	07/2025	THB	11,110		334	0	(8)
	07/2025	TWD	5,263		162	0	(20)
	07/2025		$1,225	BRL	7,109	84	0
	07/2025		1,696	CNY	12,158	2	0
	07/2025		1,084	EUR	944	28	0
	07/2025		1,510	TWD	44,917	36	0
	08/2025	COP	16,839,563		$4,038	0	(63)
	08/2025	TWD	14,992		460	0	(61)
	08/2025		$603	CNH	4,368	9	0
	08/2025		1,363	INR	117,493	5	(1)
	08/2025		254	PEN	914	4	0
	09/2025	PEN	2,106		$570	0	(24)
	09/2025		$414	PEN	1,481	3	0
	11/2025	PEN	1,464		$400	0	(11)

CIB	07/2025	BRL	279		51	0	0
	07/2025		$50	BRL	279	1	0

DUB	07/2025	DKK	1,014		$159	0	(1)
	07/2025	ILS	3,136		905	0	(26)
	07/2025	KRW	27,272		20	0	0
	07/2025		$1,341	EUR	1,156	21	0
	07/2025		17	IDR	271,599	0	0
	07/2025		194	TWD	5,765	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	EUR	1,153		$1,341	$0	$(21)
	08/2025		$159	DKK	1,012	1	0
	08/2025		632	INR	54,522	3	0
	09/2025		721	MXN	13,872	12	0

FAR	07/2025	BRL	15,409		$2,749	0	(87)
	07/2025	CHF	1,008		1,224	0	(46)
	07/2025	DKK	1,379		217	0	(1)
	07/2025	PHP	2,786		50	1	0
	07/2025	PLN	994		270	0	(6)
	07/2025	SGD	9		7	0	0
	07/2025		$478	AUD	741	10	0
	07/2025		2,824	BRL	15,409	13	0
	07/2025		1,289	CHF	1,032	12	0
	07/2025		16	CNH	117	0	0
	07/2025		2,877	JPY	414,998	12	(7)
	07/2025		305	SEK	2,917	4	0
	07/2025		36	SGD	45	0	0
	08/2025	CHF	1,028		$1,289	0	(12)
	08/2025	CNH	8,990		1,256	0	(4)
	08/2025	JPY	156,857		1,082	0	(12)
	08/2025	SGD	45		36	0	0
	08/2025		$217	DKK	1,375	1	0
	08/2025		302	INR	26,113	2	0
	09/2025	MXN	37,827		$1,943	0	(57)
	09/2025		$1,586	BRL	8,892	26	0

GLM	07/2025	BRL	1,416		$259	0	(1)
	07/2025	IDR	313,646		19	0	0
	07/2025	MYR	2,893		683	0	(3)
	07/2025	TWD	18,710		575	0	(69)
	07/2025		$255	BRL	1,416	5	0
	07/2025		14	SGD	18	0	0
	07/2025		151	ZAR	2,696	1	0
	08/2025	HUF	14,935		$41	0	(3)
	08/2025	SGD	18		14	0	0
	08/2025	TWD	3,243		101	0	(12)
	09/2025	BRL	1,438		255	0	(5)
	10/2025		32,900		5,387	0	(530)

IND	07/2025		$152	SEK	1,435	0	0
	08/2025	SEK	1,432		$152	0	0
	08/2025	TWD	37,287		1,136	0	(160)

JPM	07/2025	BRL	2,699		495	0	(2)
	07/2025	CAD	286		208	0	(2)
	07/2025	KRW	105,030		77	0	(1)
	07/2025	NZD	162		96	0	(2)
	07/2025	PHP	14,773		264	2	0
	07/2025	PLN	1,794		485	0	(12)
	07/2025	SGD	394		307	0	(3)
	07/2025	TWD	3,440		106	0	(13)
	07/2025		$461	BRL	2,699	36	0
	07/2025		31	CNH	221	0	0
	07/2025		158	DKK	1,044	7	0
	07/2025		749	PLN	2,815	31	0
	07/2025		29	SGD	37	0	0
	07/2025		100	TWD	2,962	2	0
	07/2025	ZAR	284		$16	0	0
	08/2025	CNH	11,463		1,603	0	(4)
	08/2025	SGD	37		29	0	0
	08/2025	TWD	9,541		293	0	(39)
	08/2025		$29	CNH	209	0	0
	08/2025		204	INR	17,648	2	0

MBC	07/2025	AUD	89		$57	0	(1)
	07/2025	CAD	9,372		6,824	0	(59)
	07/2025	EUR	309		362	0	(2)
	07/2025	GBP	192		260	0	(3)
	07/2025	HKD	6,051		774	2	0
	07/2025	IDR	263,351		16	0	0
	07/2025	PHP	8,340		149	1	0
	07/2025	SGD	947		738	0	(7)
	07/2025	THB	5,577		168	0	(3)
	07/2025	TWD	3,517		108	0	(13)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$7,212	CAD	9,913	$68	$0
	07/2025		495	CHF	405	15	0
	07/2025		15	CNH	106	0	0
	07/2025		9	IDR	153,170	0	0
	07/2025		1,132	JPY	162,998	2	(2)
	07/2025		537	PLN	2,012	21	0
	07/2025		765	SGD	989	13	0
	07/2025		6	TWD	168	0	0
	08/2025	CAD	9,897		$7,212	0	(68)
	08/2025	SGD	987		765	0	(13)
	08/2025	TWD	25,198		820	0	(56)
	08/2025		$5,852	CNH	42,041	43	0

MYI	07/2025	JPY	496,600		$3,433	0	(15)
	07/2025	PLN	5		1	0	0
	07/2025		$403	JPY	58,760	5	0
	07/2025		1,412	NOK	14,247	1	0
	08/2025	CNH	9,163		$1,280	0	(5)
	08/2025	JPY	52,748		363	0	(4)
	08/2025	NOK	14,244		1,412	0	(1)
	10/2025	BRL	700		115	0	(11)

NGF	07/2025	IDR	3,753,857		230	0	(1)

RBC	07/2025	MYR	213		50	0	0

RYL	07/2025	JPY	8,300		58	0	0
	07/2025	SEK	4,350		453	0	(7)
	08/2025		$51	TWD	1,616	5	0

SCX	07/2025	CNY	12,186		$1,701	0	0
	07/2025	IDR	1,458,635		89	0	0
	07/2025	ILS	48		14	0	0
	07/2025	TWD	592		20	0	0
	07/2025		$4	JPY	590	0	0
	07/2025		153	SGD	197	2	0
	07/2025		1,896	TWD	55,770	25	0
	08/2025	CNH	15,787		$2,210	0	(4)
	08/2025	JPY	587		4	0	0
	08/2025	SGD	196		153	0	(2)
	08/2025	TWD	2,009		62	0	(8)
	08/2025		$485	CNH	3,504	6	0
	08/2025		1,701	CNY	12,153	2	0
	08/2025		213	INR	18,294	0	0

SOG	07/2025	BRL	1,231		$225	0	(1)
	07/2025		$217	BRL	1,231	10	0
	07/2025		605	JPY	87,380	1	0
	07/2025		148	NOK	1,483	0	(1)
	08/2025	HUF	705		$2	0	0
	08/2025	JPY	87,059		605	0	(2)
	08/2025	NOK	1,483		148	1	0
	08/2025		$1	INR	105	0	0

SSB	07/2025	BRL	1,392		$251	0	(5)
	07/2025	GBP	1,955		2,646	0	(36)
	07/2025		$591	BRL	3,290	15	0
	07/2025		401	PEN	1,478	16	0
	08/2025	TWD	12,614		$438	0	(1)

UAG	07/2025	CLP	702,967		749	0	(6)
	07/2025	ILS	475		132	0	(9)
	07/2025	KRW	17,468		13	0	0
	07/2025	NOK	14,224		1,401	0	(11)
	07/2025	THB	886		27	0	(1)
	07/2025		$168	CLP	157,369	1	0
	07/2025		26	JPY	3,796	0	0
	07/2025		13	KRW	17,477	0	0
	08/2025		25	CNH	179	0	0
	08/2025		828	TWD	25,496	58	0

Total Forward Foreign Currency Contracts						$879	$(2,626)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$3,023

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,360

Total Purchased Options							$6,233	$6,383

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(153)

Total Written Options						$(255)	$(153)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	2,200	$(65)	$74	$9	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		7,915	(488)	494	6	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		9,600	(318)	359	41	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,600	(4)	13	9	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,800	(110)	126	16	0

							$(985)	$1,066	$81	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/17/2030	MYR	8,440	$(7)	$(22)	$0	$(29)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	BCPMXWO Index(8)	1,432,100	4.930% (FEDL01 plus a specified spread)	Monthly	10/01/2025	$179,932	$0	$130	$130	$0

Total Swap Agreements								$(992)	$1,174	$211	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$8	$0	$0	$8	$(10)	$0	$0	$(10)	$(2)	$0	$(2)
BOA	17	0	0	17	(102)	0	0	(102)	(85)	0	(85)
BPS	100	0	0	100	(625)	0	(29)	(654)	(554)	530	(24)
BRC	52	0	130	182	(104)	0	0	(104)	78	(3,160)	(3,082)
BSH	8	0	0	8	(58)	0	0	(58)	(50)	(20)	(70)
CBK	171	0	0	171	(228)	0	0	(228)	(57)	0	(57)
CIB	1	0	0	1	0	0	0	0	1	0	1
DUB	42	0	0	42	(48)	0	0	(48)	(6)	0	(6)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
FAR	$81	$0	$0	$81	$(232)	$0	$0	$(232)	$(151)	$0	$(151)
GLM	6	0	0	6	(623)	(153)	0	(776)	(770)	273	(497)
GST	0	0	15	15	0	0	0	0	15	0	15
IND	0	0	0	0	(160)	0	0	(160)	(160)	0	(160)
JPM	80	0	0	80	(78)	0	0	(78)	2	0	2
MBC	165	0	0	165	(227)	0	0	(227)	(62)	0	(62)
MYC	0	6,383	41	6,424	0	0	0	0	6,424	3	6,427
MYI	6	0	0	6	(36)	0	0	(36)	(30)	0	(30)
NGF	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RYL	5	0	0	5	(7)	0	0	(7)	(2)	0	(2)
SAL	0	0	9	9	0	0	0	0	9	0	9
SCX	35	0	0	35	(14)	0	0	(14)	21	0	21
SOG	12	0	0	12	(4)	0	0	(4)	8	0	8
SSB	31	0	0	31	(42)	0	0	(42)	(11)	0	(11)
UAG	59	0	16	75	(27)	0	0	(27)	48	0	48

Total Over the Counter	$879	$6,383	$211	$7,473	$(2,626)	$(153)	$(29)	$(2,808)

(k)

Securities with an aggregate market value of $806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of June 30, 2025:

Referenced Entity	% of Index	Value
Communication Services
Alphabet Inc	4.4%	$7,918
Meta Platforms Inc.	3.3	5,938
Verizon Communications, Inc.	0.8	1,439
Other Communication Services	2.2	3,959

Total Communication Services		$19,254

Consumer Discretionary
Airbnb, Inc	0.8%	$1,439
Amazon.com, Inc.	3.8	6,837
Booking Holdings, Inc.	1.7	3,059
General Motors Company	0.6	1,080
Lowe’s Companies, Inc.	0.8	1,439
Mercadolibre, Inc.	0.8	1,439
Other Consumer Discretionary	3.2	5,758

Total Consumer Discretionary		$21,051

Consumer Staples
Altria Group, Inc.	1.4%	$2,519
British American Tobacco PLC	0.7	1,260
Philip Morris International, Inc.	0.7	1,260
Other Consumer Staples	0.8	1,439

Total Consumer Staples		$6,478

Energy
EOG Resources, Inc.	0.8%	$1,439
Other Energy	0.7	1,260

Total Energy		$2,699

Financials
3i Group PLC	0.7%	$1,260
American Express Co.	1.6	2,879
Ameriprise Financial, Inc.	0.6	1,080
Banco Bilbao Vizcaya Argentaria S.A.	1.2	2,159
Banco Santander S.A.	1.1	1,979
Goldman Sachs Group, Inc.	1.0	1,799
Intesa Sanpaolo SpA	1.1	1,979
Morgan Stanley	0.6	1,080
Natwest Group PLC	0.6	1,080
Tokio Marine Holdings, Inc.	1.0	1,799
Wells Fargo & Co.	0.6	1,080
Other Financials	8.4	15,113

Total Financials		$33,287

Referenced Entity	% of Index	Value
Health Care
Bristol-Myers Squibb Company	0.7%	$1,260
GSK PLC	0.8	1,439
Johnson & Johnson	0.8	1,439
Merck & Co., Inc.	0.8	1,439
Roche Holding AG	0.8	1,439
Other Health Care	3.3	5,938

Total Health Care		$12,954

Industrials
ABB Ltd.	0.9%	$1,619
Caterpillar, Inc.	0.7	1,260
Lockheed Martin Corp.	1.2	2,159
Recruit Holdings Co., Ltd.	1.0	1,799
Vinci SA	0.6	1,080
Other Industrials	4.7	8,457

Total Industrials		$16,374

Materials
Holcim Ltd.	0.9%	$1,619
Newmont Corporation	0.9	1,619
Other Materials	1.7	3,059

Total Materials		$6,297

Real Estate
Simon Property Group, Inc.	0.7%	$1,260
Other Real Estate	1.8	3,239

Total Real Estate		$4,499

Technology
Adobe, Inc.	1.7%	$3,059
Apple Inc.	2.8	5,038
Applied Materials, Inc.	0.6	1,080
Cisco Systems, Inc.	1.9	3,419
Fortinet, Inc.	0.6	1,080
Intuit, Inc.	1.4	2,519
Microsoft Corp.	5.7	10,256
NVIDIA Corp.	4.4	7,917
Paypal Holdings, Inc.	0.9	1,619
QUALCOMM, Inc.	1.7	3,059
Salesforce, Inc.	0.8	1,439
Workday, Inc.	0.7	1,260
Other Technology	6.4	11,515

Total Technology		$53,260

Utilities
Other Utilities	2.1%	$3,779

Total Utilities		$3,779

Total Value		$179,932

Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of June 30, 2025.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$29	$0	$0	$29
Futures	146	0	1	0	222	369
Swap Agreements	0	5	0	0	299	304

	$146	$5	$30	$0	$521	$702

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$879	$0	$879
Purchased Options	0	0	0	0	6,383	6,383
Swap Agreements	0	81	130	0	0	211

	$0	$81	$130	$879	$6,383	$7,473

	$146	$86	$160	$879	$6,904	$8,175

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$7	$0	$0	$7
Futures	26	0	5	0	110	141
Swap Agreements	0	7	0	0	576	583

	$26	$7	$12	$0	$686	$731

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,626	$0	$2,626
Written Options	0	0	0	0	153	153
Swap Agreements	0	0	0	0	29	29

	$0	$0	$0	$2,626	$182	$2,808

	$26	$7	$12	$2,626	$868	$3,539

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(179)	$0	$0	$(179)
Written Options	0	0	58	0	0	58
Futures	(255)	0	209	0	598	552
Swap Agreements	0	(135)	0	0	1,767	1,632

	$(255)	$(135)	$88	$0	$2,365	$2,063

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,562)	$0	$(1,562)
Swap Agreements	0	260	18,308	0	(16)	18,552

	$0	$260	$18,308	$(1,562)	$(16)	$16,990

	$(255)	$125	$18,396	$(1,562)	$2,349	$19,053

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(103)	$0	$0	$(103)
Written Options	0	0	29	0	0	29
Futures	208	0	(85)	0	(533)	(410)
Swap Agreements	0	9	0	0	(2,059)	(2,050)

	$208	$9	$(159)	$0	$(2,592)	$(2,534)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,853)	$0	$(2,853)
Purchased Options	0	0	0	0	151	151
Written Options	0	0	0	0	(17)	(17)
Swap Agreements	0	(133)	303	0	(13)	157

	$0	$(133)	$303	$(2,853)	$121	$(2,562)

	$208	$(124)	$144	$(2,853)	$(2,471)	$(5,096)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
Industrials	0	981	0	981
U.S. Government Agencies	0	49,101	0	49,101
U.S. Treasury Obligations	0	15,608	0	15,608
Non-Agency Mortgage-Backed Securities	0	7,293	0	7,293
Asset-Backed Securities
Automobile Sequential	0	3,522	0	3,522
Home Equity Other	0	8,039	0	8,039
Home Equity Sequential	0	5,584	0	5,584
Manufacturing House ABS Other	0	459	0	459
Whole Loan Collateral	0	2,021	0	2,021
Other ABS	0	5,760	0	5,760
Sovereign Issues	0	31,410	0	31,410
Short-Term Instruments
U.S. Treasury Bills	0	846	0	846

	$0	$130,670	$0	$130,670

Investments in Affiliates, at Value
Mutual Funds	122,374	0	0	122,374
Short-Term Instruments
Central Funds Used for Cash Management Purposes	73,674	0	0	73,674

	$196,048	$0	$0	$196,048

Total Investments	$196,048	$130,670	$0	$326,718

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,609)	$0	$(3,609)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	277	425	0	702
Over the counter	0	7,473	0	7,473

	$277	$7,898	$0	$8,175

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(650)	0	(731)
Over the counter	0	(2,808)	0	(2,808)

	$(81)	$(3,458)	$0	$(3,539)

Total Financial Derivative Instruments	$196	$4,440	$0	$4,636

Totals	$196,244	$131,501	$0	$327,745

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

The Portfolio has established PIMCO Cayman Commodity Portfolio II, Ltd., a Cayman Islands exempted company, (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s

CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Notes to Financial Statements	(Cont.)

certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared

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during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing

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Notes to Financial Statements	(Cont.)

time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

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Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are

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Notes to Financial Statements	(Cont.)

categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$30,366	$900	$(4,552)	$(70)	$696	$27,340	$906	$0

PIMCO Short Asset Portfolio	52,052	1,083	(17,370)	(289)	277	35,753	1,092	0

PIMCO Short-Term Floating NAV Portfolio III	13,960	107,160	(83,200)	(7)	8	37,921	558	0

PIMCO Total Return Fund	90,768	2,113	0	0	2,153	95,034	2,124	0

Totals	$187,146	$111,256	$(105,122)	$(366)	$3,134	$196,048	$4,680	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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Notes to Financial Statements	(Cont.)

guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

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full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s consolidated financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the

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Notes to Financial Statements	(Cont.)

Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset

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against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better

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Notes to Financial Statements	(Cont.)

reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that

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name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

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Notes to Financial Statements	(Cont.)

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker

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or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

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Notes to Financial Statements	(Cont.)

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

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Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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Notes to Financial Statements	(Cont.)

place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account)

from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by

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counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.90%	0.05%	0.05%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The

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Notes to Financial Statements	(Cont.)

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $3,176.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the

Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Funds Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $281,340.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $2,949. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

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12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$394,529	$370,335	$20,545	$22,838

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6	$54	11	$107

Administrative Class	36	368	83	831

Advisor Class	189	1,901	374	3,706
Issued as reinvestment of distributions

Institutional Class	4	42	5	51

Administrative Class	11	115	15	148

Advisor Class	735	7,593	1,035	10,301
Cost of shares redeemed

Institutional Class	(136)	(1,403)	(23)	(228)

Administrative Class	(96)	(985)	(116)	(1,138)

Advisor Class	(2,397)	(24,562)	(5,656)	(56,147)

Net increase (decrease) resulting from Portfolio share transactions	(1,648)	$(16,877)	(4,272)	$(42,369)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 82% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly-owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the

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Notes to Financial Statements	(Cont.)

Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.4% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$5,187	$15,602

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$331,526	$10,284	$(13,681)	$(3,397)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BCPMXWO	Barclays Custom Equity Index	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor’s 500 Index

Brent	Brent Crude	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THB-THOR	Thai Overnight Repurchase Rate

CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company	oz.	Ounce	WTI	West Texas Intermediate

EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

48	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Managed Asset Allocation Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1021	$0.0000	$0.0000	$0.1021

June 2025	$0.1877	$0.0000	$0.0000	$0.1877

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0991	$0.0000	$0.0000	$0.0991

June 2025	$0.1840	$0.0000	$0.0000	$0.1840

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0971	$0.0000	$0.0000	$0.0971

June 2025	$0.1813	$0.0000	$0.0000	$0.1813

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLALLOCFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO High Yield Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed“) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO High Yield Portfolio	04/30/98	07/01/02	04/30/98	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO High Yield Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO High Yield Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total(c)	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$7.24	$0.21	$0.13	$0.34	$(0.23)	$0.00	$0.00	$(0.23)

12/31/2024	7.18	0.43	0.06	0.49	(0.43)	0.00	0.00	(0.43)

12/31/2023	6.77	0.38	0.43	0.81	(0.40)	0.00	0.00	(0.40)

12/31/2022	7.94	0.34	(1.14)	(0.80)	(0.37)	0.00	0.00	(0.37)

12/31/2021	8.01	0.35	(0.05)	0.30	(0.37)	0.00	0.00	(0.37)

12/31/2020	7.95	0.37	0.07	0.44	(0.38)	0.00	0.00	(0.38)
Administrative Class

01/01/2025 - 06/30/2025+	7.24	0.20	0.14	0.34	(0.23)	0.00	0.00	(0.23)

12/31/2024	7.18	0.42	0.06	0.48	(0.42)	0.00	0.00	(0.42)

12/31/2023	6.77	0.37	0.43	0.80	(0.39)	0.00	0.00	(0.39)

12/31/2022	7.94	0.33	(1.14)	(0.81)	(0.36)	0.00	0.00	(0.36)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)

12/31/2020	7.95	0.36	0.07	0.43	(0.37)	0.00	0.00	(0.37)
Advisor Class

01/01/2025 - 06/30/2025+	7.24	0.20	0.13	0.33	(0.22)	0.00	0.00	(0.22)

12/31/2024	7.18	0.41	0.06	0.47	(0.41)	0.00	0.00	(0.41)

12/31/2023	6.77	0.36	0.43	0.79	(0.38)	0.00	0.00	(0.38)

12/31/2022	7.94	0.33	(1.15)	(0.82)	(0.35)	0.00	0.00	(0.35)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)

12/31/2020	7.95	0.35	0.07	0.42	(0.36)	0.00	0.00	(0.36)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)	Ratio of expenses to average net assets includes line of credit expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.35	4.80%	$18,962	0.66	%*(e)	0.66	%*(e)	0.61	%*	0.61	%*	5.84	%*	29%

7.24	7.05	18,224	0.65	(e)	0.65	(e)	0.60		0.60		5.95		76

7.18	12.38	13,071	0.62	(e)	0.62	(e)	0.60		0.60		5.54		48

6.77	(10.15)	13,791	0.61	(e)	0.61	(e)	0.60		0.60		4.87		16

7.94	3.79	13,115	0.62	(e)	0.62	(e)	0.60		0.60		4.38		29

8.01	5.90	10,147	0.64	(e)	0.64	(e)	0.60		0.60		4.79		31

7.35	4.72	458,258	0.81	*(e)	0.81	*(e)	0.76	*	0.76	*	5.69	*	29

7.24	6.89	463,597	0.80	(e)	0.80	(e)	0.75		0.75		5.81		76

7.18	12.22	499,307	0.77	(e)	0.77	(e)	0.75		0.75		5.39		48

6.77	(10.28)	533,896	0.76	(e)	0.76	(e)	0.75		0.75		4.69		16

7.94	3.63	691,740	0.77	(e)	0.77	(e)	0.75		0.75		4.21		29

8.01	5.75	764,646	0.79	(e)	0.79	(e)	0.75		0.75		4.65		31

7.35	4.67	21,885	0.91	*(e)	0.91	*(e)	0.86	*	0.86	*	5.59	*	29

7.24	6.78	20,757	0.90	(e)	0.90	(e)	0.85		0.85		5.71		76

7.18	12.11	17,621	0.87	(e)	0.87	(e)	0.85		0.85		5.28		48

6.77	(10.38)	14,493	0.86	(e)	0.86	(e)	0.85		0.85		4.62		16

7.94	3.53	15,295	0.87	(e)	0.87	(e)	0.85		0.85		4.09		29

8.01	5.64	19,470	0.89	(e)	0.89	(e)	0.85		0.85		4.51		31

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO High Yield Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$454,736
Investments in Affiliates	39,672
Financial Derivative Instruments
Exchange-traded or centrally cleared	382
Over the counter	57
Cash	2,159
Deposits with counterparty	2,558
Foreign currency, at value	276
Receivable for investments sold	3,965
Receivable for Portfolio shares sold	237
Interest and/or dividends receivable	6,564
Dividends receivable from Affiliates	129
Total Assets	510,735

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$1
Over the counter	190
Payable for investments purchased	9,602
Payable for investments in Affiliates purchased	133
Payable for unfunded loan commitments	205
Payable for Portfolio shares redeemed	1,194
Accrued investment advisory fees	98
Accrued supervisory and administrative fees	137
Accrued distribution fees	4
Accrued servicing fees	54
Other liabilities	12
Total Liabilities	11,630

Commitments and Contingent Liabilities^

Net Assets	$499,105

Net Assets Consist of:

Paid in capital	$547,019
Distributable earnings (accumulated loss)	(47,914)

Net Assets	$499,105

Net Assets:

Institutional Class	$18,962
Administrative Class	458,258
Advisor Class	21,885

Shares Issued and Outstanding:

Institutional Class	2,581
Administrative Class	62,375
Advisor Class	2,979

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.35
Administrative Class	7.35
Advisor Class	7.35

Cost of investments in securities	$448,761
Cost of investments in Affiliates	$39,650
Cost of foreign currency held	$250
Cost or premiums of financial derivative instruments, net	$4,455

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO High Yield Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$15,012
Dividends from Investments in Affiliates	770
Miscellaneous income	17
Total Income	15,799

Expenses:

Investment advisory fees	608
Supervisory and administrative fees	851
Distribution and/or servicing fees - Administrative Class	336
Distribution and/or servicing fees - Advisor Class	26
Trustee fees	14
Interest expense	128
Miscellaneous expense	8
Total Expenses	1,971
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	1,966

Net Investment Income (Loss)	13,833

Net Realized Gain (Loss):

Investments in securities	(1,844)
Investments in Affiliates	8
Exchange-traded or centrally cleared financial derivative instruments	297
Over the counter financial derivative instruments	481
Short sales	2
Foreign currency	10

Net Realized Gain (Loss)	(1,046)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	7,838
Investments in Affiliates	(10)
Exchange-traded or centrally cleared financial derivative instruments	2,300
Over the counter financial derivative instruments	(966)
Foreign currency assets and liabilities	25

Net Change in Unrealized Appreciation (Depreciation)	9,187

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,974

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO High Yield Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$13,833	$29,606
Net realized gain (loss)	(1,046)	(2,017)
Net change in unrealized appreciation (depreciation)	9,187	6,441

Net Increase (Decrease) in Net Assets Resulting from Operations	21,974	34,030

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(576)	(956)
Administrative Class	(14,183)	(27,721)
Advisor Class	(638)	(1,107)

Total Distributions(a)	(15,397)	(29,784)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(10,050)	(31,667)

Total Increase (Decrease) in Net Assets	(3,473)	(27,421)

Net Assets:

Beginning of period	502,578	529,999
End of period	$499,105	$502,578

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.6%

Alliant Holdings Intermediate LLC
7.072% (TSFR1M + 2.750%) due 09/19/2031 ~	$1,130	$1,132

American Airlines, Inc.
6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~	975	970

Bausch & Lomb Corp.
8.571% (TSFR1M + 4.250%) due 06/26/2030 ~	100	100

Boost Newco Borrower LLC
6.296% (TSFR3M + 2.000%) due 01/31/2031 ~	788	791

Boxer Parent Co., Inc.
7.333% (TSFR3M + 3.000%) due 07/30/2031 ~	1,185	1,179

Caesars Entertainment, Inc.
6.577% (TSFR1M + 2.250%) due 02/06/2030 ~	902	902
6.577% (TSFR1M + 2.250%) due 02/06/2031 ~	988	988

Carnival Corp.
6.312% (TSFR1M + 2.000%) due 08/08/2027 ~	50	50

Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	30	30
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	1,695	1,691

Delta TopCo, Inc.
7.074% (TSFR3M + 2.750%) due 11/30/2029 ~	495	492

Fertitta Entertainment LLC
7.827% (TSFR1M + 3.500%) due 01/27/2029 ~	371	371

GFL Environmental, Inc.
6.824% (TSFR3M + 2.500%) due 03/03/2032 ~	200	200

IRB Holding Corp.
6.827% (TSFR1M + 2.500%) due 12/15/2027 ~	1,376	1,377

Jane Street Group LLC
6.333% (TSFR3M + 2.000%) due 12/15/2031 ~	274	274

Johnstone Supply LLC
6.818% (TSFR1M + 2.500%) due 06/09/2031 ~	99	100

Marriott Ownership Resorts, Inc.
6.577% (TSFR1M + 2.250%) due 04/01/2031 ~	866	868

Modena Buyer LLC
8.780% (TSFR3M + 4.500%) due 07/01/2031 ~	770	743

Olympus Water U.S. Holding Corp.
7.296% (TSFR3M + 3.000%) due 06/20/2031 ~	1,096	1,085

Reworld Holding Corp.
6.568% (TSFR1M + 2.250%) due 11/30/2028 ~	1,221	1,223
6.571% (TSFR1M + 2.250%) due 11/30/2028 ~	67	67

Softbank Vision Fund
6.000% due 12/23/2025 «	1,256	1,256

TransDigm, Inc.
6.796% (TSFR3M + 2.500%) due 02/28/2031 ~	1,284	1,288
7.046% (TSFR3M + 2.750%) due 03/22/2030 ~	3,061	3,076

Trident TPI Holdings, Inc.
8.046% (TSFR3M + 3.750%) due 09/15/2028 ~	2,523	2,482

Truist Insurance Holdings LLC
7.046% (TSFR3M + 2.750%) due 05/06/2031 ~	299	299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Twitter, Inc.
10.927% (TSFR1M + 6.500%) due 10/26/2029 ~	$2,114	$2,068

U.S. Renal Care, Inc.
9.441% (TSFR1M + 5.000%) due 06/20/2028 ~	1,669	1,584

UKG, Inc.
7.311% (TSFR1M + 3.000%) due 02/10/2031 ~	1,188	1,194

USI, Inc.
6.546% (TSFR3M + 2.250%) due 09/29/2030 ~	393	392

Van Pool Transportation LLC
TBD% due 06/17/2030	1,297	1,297
TBD% due 06/17/2030 µ	178	178

Virgin Media Bristol LLC
7.676% (TSFR1M + 3.250%) due 01/31/2029 ~	1,547	1,536

Voyager Parent LLC
TBD% due 05/09/2032	500	496

WCG Intermediate Corp.
7.322% - 7.327% (TSFR1M + 3.000%) due 02/25/2032 ~	955	946

Total Loan Participations and Assignments (Cost $32,564)		32,725

CORPORATE BONDS & NOTES 77.4%

BANKING & FINANCE 11.5%

Acrisure LLC
6.750% due 07/01/2032	425	431

Allied Universal Holdco LLC
6.875% due 06/15/2030	925	938

AmWINS Group, Inc.
6.375% due 02/15/2029	800	816

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	1,000	951

Armor RE Ltd.
12.808% due 01/07/2032 ~	250	250

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	1,075	1,118

Boost Newco Borrower LLC
7.500% due 01/15/2031	1,075	1,142

Burford Capital Global Finance LLC
9.250% due 07/01/2031	2,000	2,107

Cape Lookout Re Ltd.
11.194% due 03/13/2032 ~	250	251

Clue Opco LLC
9.500% due 10/15/2031	750	796

Credit Acceptance Corp.
6.625% due 03/15/2030	125	127
9.250% due 12/15/2028	425	450

CTR Partnership LP
3.875% due 06/30/2028	600	573

Encore Capital Group, Inc.
8.500% due 05/15/2030	2,250	2,415

Everglades Re Ltd.
15.794% due 05/13/2031 ~	250	260

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,592
5.875% due 04/15/2033	200	198
7.000% due 05/01/2031	700	725

Freedom Mortgage Corp.
6.625% due 01/15/2027	450	451
12.000% due 10/01/2028	2,625	2,825

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	200	202

HUB International Ltd.
7.250% due 06/15/2030	425	444

Icahn Enterprises LP
6.250% due 05/15/2026	15	15
9.000% due 06/15/2030	550	515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032		$1,425	$1,368

Iron Mountain, Inc.
4.500% due 02/15/2031		500	477
5.250% due 07/15/2030		525	518

Jane Street Group
6.750% due 05/01/2033		450	463
7.125% due 04/30/2031		2,975	3,132

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		1,300	1,376

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031		250	262

LFS Topco LLC
5.875% due 10/15/2026		1,000	1,001

MMIFS Re Ltd.
5.548% due 01/10/2033 ~	CAD	250	184

MPT Operating Partnership LP
8.500% due 02/15/2032		$350	367

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		1,275	1,297
5.500% due 08/15/2028		1,725	1,715

Navient Corp.
6.750% due 06/15/2026		1,500	1,519

Newmark Group, Inc.
7.500% due 01/12/2029		2,825	2,991

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		125	122
7.050% due 09/15/2028		150	153

OneMain Finance Corp.
3.500% due 01/15/2027		900	882
3.875% due 09/15/2028		225	216
5.375% due 11/15/2029		225	221
6.625% due 01/15/2028		1,850	1,912
6.625% due 05/15/2029		1,100	1,131
7.125% due 11/15/2031		895	932

Orange Capital RE DAC
8.323% due 01/17/2029 ~	EUR	250	294

Oxford Finance LLC
6.375% due 02/01/2027		$900	906

Panther Escrow Issuer LLC
7.125% due 06/01/2031		1,075	1,117

Park Intermediate Holdings LLC
4.875% due 05/15/2029		700	679

Pebblebrook Hotel LP
6.375% due 10/15/2029		275	277

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,443
6.875% due 05/15/2032		725	742
7.125% due 11/15/2030		850	881

PRA Group, Inc.
8.875% due 01/31/2030		675	697

Quercus Re DAC
10.176% due 01/06/2031 ~	EUR	250	302

Rfna LP
7.875% due 02/15/2030		$75	77

RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	978
4.750% due 10/15/2027		350	349

RLJ Lodging Trust LP
4.000% due 09/15/2029		875	817

Rocket Mortgage LLC
4.000% due 10/15/2033		375	336

SLM Corp.
3.125% due 11/02/2026		1,900	1,864
6.500% due 01/31/2030		275	289

Starwood Property Trust, Inc.
6.500% due 07/01/2030		375	388

Stonex Escrow Issuer LLC
6.875% due 07/15/2032 (a)		300	303

Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		250	258
11.558% due 06/07/2027 ~		250	261

UniCredit SpA
5.459% due 06/30/2035 •		400	398

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.296% due 04/02/2034 •		$700	$741

Vornado Realty LP
3.400% due 06/01/2031		800	714

Windmill Re DAC
7.599% due 07/05/2028 ~	EUR	250	297

Winston RE Ltd.
10.808% due 02/21/2028 ~		$250	254

			57,493

INDUSTRIALS 62.3%

ADT Security Corp.
4.875% due 07/15/2032		300	288

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		850	663

Air Canada
3.875% due 08/15/2026		900	892

Albertsons Cos., Inc.
4.875% due 02/15/2030		300	295

Albion Financing SARL
7.000% due 05/21/2030		1,320	1,350

Allison Transmission, Inc.
3.750% due 01/30/2031		1,475	1,353

Altice France SA
8.125% due 02/01/2027		650	586

Amber Finco PLC
6.625% due 07/15/2029	EUR	100	123

AMC Networks, Inc.
4.250% due 02/15/2029		$1,350	1,083

Amer Sports Co.
6.750% due 02/16/2031		1,300	1,355

American Airlines, Inc.
5.500% due 04/20/2026		33	33
5.750% due 04/20/2029		2,150	2,149

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	521
4.000% due 01/15/2028		2,000	1,958

ams-OSRAM AG
12.250% due 03/30/2029		825	881

ANGI Group LLC
3.875% due 08/15/2028		625	583

APi Group DE, Inc.
4.125% due 07/15/2029		800	763
4.750% due 10/15/2029		235	232

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		775	733

Aris Water Holdings LLC
7.250% due 04/01/2030		375	387

Asbury Automotive Group, Inc.
4.625% due 11/15/2029		450	435

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		875	877
6.625% due 07/15/2033		275	279

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		1,800	1,706

Avantor Funding, Inc.
4.625% due 07/15/2028		1,750	1,720

Axalta Coating Systems LLC
3.375% due 02/15/2029		900	853
4.750% due 06/15/2027		700	696

Axon Enterprise, Inc.
6.125% due 03/15/2030		500	515
6.250% due 03/15/2033		150	155

B&G Foods, Inc.
5.250% due 09/15/2027		1,400	1,276
8.000% due 09/15/2028		775	747

Ball Corp.
2.875% due 08/15/2030		2,800	2,526

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,075	1,123

Bausch Health Cos., Inc.
4.875% due 06/01/2028		575	486
11.000% due 09/30/2028		300	297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BC Ltd.
10.000% due 04/15/2032		$1,300	$1,312

BC ULC
3.500% due 02/15/2029		325	310
4.000% due 10/15/2030		5,150	4,805

BCP V Modular Services Finance PLC
4.750% due 11/30/2028	EUR	1,400	1,625

Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK)
10.000% due 07/15/2033 (a)(b)		$500	520

BellRing Brands, Inc.
7.000% due 03/15/2030		375	391

Block, Inc.
2.750% due 06/01/2026		800	784
3.500% due 06/01/2031		875	803

Bombardier, Inc.
6.750% due 06/15/2033		275	285

Boyd Gaming Corp.
4.750% due 06/15/2031		625	599

Boyne USA, Inc.
4.750% due 05/15/2029		375	364

Builders FirstSource, Inc.
4.250% due 02/01/2032		1,650	1,530
5.000% due 03/01/2030		1,225	1,204

Cablevision Lightpath LLC
3.875% due 09/15/2027		750	723

CACI International, Inc.
6.375% due 06/15/2033		325	336

Capstone Borrower, Inc.
8.000% due 06/15/2030		200	208

Carnival Corp.
4.000% due 08/01/2028		2,625	2,571
5.750% due 03/15/2030		1,850	1,883
6.125% due 02/15/2033		600	614

CCO Holdings LLC
4.750% due 03/01/2030		1,800	1,745
5.375% due 06/01/2029		7,400	7,378

Celanese U.S. Holdings LLC
6.629% due 07/15/2032		350	367

Central Parent LLC
8.000% due 06/15/2029		725	600

Century Communities, Inc.
3.875% due 08/15/2029		325	301

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,100	1,143

Charter Communications Operating LLC
6.100% due 06/01/2029		1,550	1,623

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		1,000	967

Chord Energy Corp.
6.750% due 03/15/2033		1,875	1,917

Churchill Downs, Inc.
4.750% due 01/15/2028		1,700	1,679

Citgo Petroleum Corp.
8.375% due 01/15/2029		925	964

Civitas Resources, Inc.
8.750% due 07/01/2031		1,200	1,215

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		800	767
4.875% due 07/01/2029		700	660

Clean Harbors, Inc.
4.875% due 07/15/2027		450	448

Cloud Software Group, Inc.
6.500% due 03/31/2029		1,400	1,414

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		1,875	1,925
6.875% due 01/15/2030		275	282

Cogent Communications Group LLC
6.500% due 07/01/2032		1,175	1,159
7.000% due 06/15/2027		1,575	1,584

CommScope Technologies LLC
5.000% due 03/15/2027		775	756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Community Health Systems, Inc.
4.750% due 02/15/2031	$1,550	$1,326
5.250% due 05/15/2030	575	510
6.000% due 01/15/2029	475	457
6.875% due 04/15/2029	750	599

Consolidated Communications, Inc.
5.000% due 10/01/2028	250	253

CoreWeave, Inc.
9.250% due 06/01/2030	1,450	1,484

CQP Holdco LP
5.500% due 06/15/2031	1,200	1,186

Crescent Energy Finance LLC
7.375% due 01/15/2033	1,350	1,292

Crocs, Inc.
4.250% due 03/15/2029	275	263

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	2,175	2,059

Crown Americas LLC
4.250% due 09/30/2026	1,000	995

DaVita, Inc.
3.750% due 02/15/2031	375	341
4.625% due 06/01/2030	525	503
6.750% due 07/15/2033	975	1,007

Dcli Bidco LLC
7.750% due 11/15/2029	1,150	1,166

Delek Logistics Partners LP
7.375% due 06/30/2033	300	299

Diamond Foreign Asset Co.
8.500% due 10/01/2030	1,310	1,365

DirecTV Financing LLC
5.875% due 08/15/2027	1,800	1,795
8.875% due 02/01/2030	225	221

Discovery Communications LLC
3.625% due 05/15/2030	200	177

Dye & Durham Ltd.
8.625% due 04/15/2029	400	419

Element Solutions, Inc.
3.875% due 09/01/2028	550	534

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	200	212

Fair Isaac Corp.
4.000% due 06/15/2028	700	682

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,305	1,251

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	575	511

FMG Resources Pty. Ltd.
4.375% due 04/01/2031	550	514

Frontier Communications Holdings LLC
5.000% due 05/01/2028	725	725
5.875% due 10/15/2027	525	526
8.625% due 03/15/2031	375	399
8.750% due 05/15/2030	550	576

Gap, Inc.
3.875% due 10/01/2031	1,075	966

Garda World Security Corp.
7.750% due 02/15/2028	600	621

GFL Environmental, Inc.
3.500% due 09/01/2028	1,825	1,762
6.750% due 01/15/2031	700	733

Global Medical Response, Inc.
9.500% due 10/31/2028	1,315	1,321

Global Partners LP
7.125% due 07/01/2033	475	482

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,250	1,182

Goat Holdco LLC
6.750% due 02/01/2032	700	712

goeasy Ltd.
6.875% due 05/15/2030	500	503
7.625% due 07/01/2029	600	619
9.250% due 12/01/2028	1,950	2,064

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Graphic Packaging International LLC
3.500% due 03/15/2028	$550	$527
3.750% due 02/01/2030	1,150	1,079

Gray Media, Inc.
4.750% due 10/15/2030	1,925	1,458
5.375% due 11/15/2031	600	450
7.000% due 05/15/2027	400	400
10.500% due 07/15/2029	525	564

Griffon Corp.
5.750% due 03/01/2028	1,125	1,126

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	350	359

GYP Holdings Corp.
4.625% due 05/01/2029	1,200	1,204

HealthEquity, Inc.
4.500% due 10/01/2029	1,775	1,728

Herc Holdings, Inc.
7.000% due 06/15/2030	1,625	1,698

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,675	2,425
3.750% due 05/01/2029	625	600
4.000% due 05/01/2031	1,000	941
4.875% due 01/15/2030	200	199

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	25	23

Hologic, Inc.
3.250% due 02/15/2029	2,050	1,955

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	1,650	1,733

Imola Merger Corp.
4.750% due 05/15/2029	725	700

Ingevity Corp.
3.875% due 11/01/2028	425	406

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	250	250

IQVIA, Inc.
6.250% due 06/01/2032	1,250	1,284

JetBlue Airways Corp.
9.875% due 09/20/2031	1,575	1,533

KBR, Inc.
4.750% due 09/30/2028	1,275	1,227

Kodiak Gas Services LLC
7.250% due 02/15/2029	550	569

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	1,250	1,229

Lamar Media Corp.
3.625% due 01/15/2031	775	717
3.750% due 02/15/2028	1,000	970

Level 3 Financing, Inc.
6.875% due 06/30/2033	1,450	1,476
11.000% due 11/15/2029	77	88

Levi Strauss & Co.
3.500% due 03/01/2031	550	504

LifePoint Health, Inc.
8.375% due 02/15/2032	975	1,040
11.000% due 10/15/2030	10	11

Light & Wonder International, Inc.
7.500% due 09/01/2031	200	209

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,725	1,674

Matador Resources Co.
6.250% due 04/15/2033	1,350	1,343
6.500% due 04/15/2032	1,025	1,026

Match Group Holdings LLC
3.625% due 10/01/2031	225	201
5.000% due 12/15/2027	350	348

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	975	992

Medline Borrower LP
3.875% due 04/01/2029	2,900	2,784
6.250% due 04/01/2029	325	334

MEG Energy Corp.
5.875% due 02/01/2029	925	925

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	$400	$358

MGM China Holdings Ltd.
4.750% due 02/01/2027	1,050	1,043

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	950	916

Mineral Resources Ltd.
8.000% due 11/01/2027	1,200	1,207
8.125% due 05/01/2027	300	300

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032	150	154

Molina Healthcare, Inc.
3.875% due 11/15/2030	650	605
3.875% due 05/15/2032	1,225	1,116
4.375% due 06/15/2028	925	905

Motion Finco SARL
8.375% due 02/15/2032	275	252

Murphy Oil USA, Inc.
3.750% due 02/15/2031	2,700	2,494

NCL Corp. Ltd.
5.875% due 03/15/2026	99	100
5.875% due 02/15/2027	1,300	1,306
8.125% due 01/15/2029	500	527

NCR Atleos Corp.
9.500% due 04/01/2029	925	1,014

NCR Voyix Corp.
5.125% due 04/15/2029	375	370
5.250% due 10/01/2030	600	581

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	500	487

Newell Brands, Inc.
8.500% due 06/01/2028	250	263

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	650	491

Nexstar Media, Inc.
5.625% due 07/15/2027	1,125	1,123

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	1,025	941

Noble Finance LLC
8.000% due 04/15/2030	2,225	2,267

Northriver Midstream Finance LP
6.750% due 07/15/2032	875	907

NOVA Chemicals Corp.
4.250% due 05/15/2029	325	313
7.000% due 12/01/2031	350	367

Novelis Corp.
3.875% due 08/15/2031	700	630
4.750% due 01/30/2030	1,475	1,414

NuStar Logistics LP
6.375% due 10/01/2030	125	130

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,275	1,213

ON Semiconductor Corp.
3.875% due 09/01/2028	1,575	1,525

Open Text Corp.
3.875% due 02/15/2028	1,550	1,505

Open Text Holdings, Inc.
4.125% due 02/15/2030	275	260

Option Care Health, Inc.
4.375% due 10/31/2029	1,275	1,228

Organon & Co.
4.125% due 04/30/2028	3,175	3,056

Performance Food Group, Inc.
4.250% due 08/01/2029	1,025	989
6.125% due 09/15/2032	400	410

Permian Resources Operating LLC
5.875% due 07/01/2029	200	201
6.250% due 02/01/2033	1,840	1,858
8.000% due 04/15/2027	100	102

PetSmart, Inc.
4.750% due 02/15/2028	1,000	976

Post Holdings, Inc.
4.500% due 09/15/2031	950	883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 10/15/2034	$1,050	$1,059
6.375% due 03/01/2033	300	304

Prestige Brands, Inc.
5.125% due 01/15/2028	1,000	993

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	575	571

Prime Security Services Borrower LLC
3.375% due 08/31/2027	300	291
5.750% due 04/15/2026	630	634

Primo Water Holdings, Inc.
4.375% due 04/30/2029	325	315

PTC, Inc.
4.000% due 02/15/2028	1,175	1,143

Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,775	1,826
6.750% due 03/01/2033	425	439

QXO Building Products, Inc.
6.750% due 04/30/2032	1,000	1,033

Radiology Partners, Inc.
8.500% due 07/15/2032	350	351

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	22	23

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	225	221

Rand Parent LLC
8.500% due 02/15/2030	1,325	1,332

Range Resources Corp.
4.750% due 02/15/2030	450	438

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	825	827

RB Global Holdings, Inc.
6.750% due 03/15/2028	1,475	1,515

Reworld Holding Corp.
5.000% due 09/01/2030	275	261

ROBLOX Corp.
3.875% due 05/01/2030	1,175	1,110

Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	485
6.750% due 03/15/2033	575	601

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	750	727

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,125	1,120
5.375% due 07/15/2027	1,400	1,409
5.625% due 09/30/2031	1,100	1,107
6.000% due 02/01/2033	325	332
7.500% due 10/15/2027	1,750	1,851

Ryan Specialty LLC
5.875% due 08/01/2032	375	378

Sable International Finance Ltd.
7.125% due 10/15/2032	1,300	1,305

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	575	561

Seadrill Finance Ltd.
8.375% due 08/01/2030	1,475	1,503

Seagate Data Storage Technology Pte Ltd.
4.091% due 06/01/2029	325	312
5.750% due 12/01/2034	1,075	1,065
8.250% due 12/15/2029	225	240
9.625% due 12/01/2032	1,389	1,567

Service Corp. International
3.375% due 08/15/2030	775	713
4.000% due 05/15/2031	225	211
5.750% due 10/15/2032	425	430

Shift4 Payments LLC
6.750% due 08/15/2032	250	260

Simmons Foods, Inc.
4.625% due 03/01/2029	1,000	945

Sirius XM Radio LLC
5.000% due 08/01/2027	300	298

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	650	681

SM Energy Co.
6.625% due 01/15/2027	200	200

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 08/01/2029	$575	$573
7.000% due 08/01/2032	600	592

Snap, Inc.
6.875% due 03/01/2033	824	846

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	1,525	1,500

Spectrum Brands, Inc.
3.875% due 03/15/2031	6	5

Speedway Motorsports LLC
4.875% due 11/01/2027	1,375	1,366

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	1,000	1,062
9.750% due 11/15/2030	1,625	1,794

Stagwell Global LLC
5.625% due 08/15/2029	1,175	1,125

Standard Industries, Inc.
3.375% due 01/15/2031	225	202
4.375% due 07/15/2030	625	592
4.750% due 01/15/2028	1,000	990
5.000% due 02/15/2027	400	399

Station Casinos LLC
4.625% due 12/01/2031	2,700	2,531

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	350	371

Strathcona Resources Ltd.
6.875% due 08/01/2026	1,525	1,526

Sunoco LP
4.500% due 05/15/2029	550	534
6.250% due 07/01/2033	800	814

TEGNA, Inc.
4.625% due 03/15/2028	825	805
5.000% due 09/15/2029	2,025	1,936

Teleflex, Inc.
4.250% due 06/01/2028	300	293

Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,189
4.375% due 01/15/2030	1,350	1,308
5.125% due 11/01/2027	350	350
6.125% due 06/15/2030	925	942

TGS ASA
8.500% due 01/15/2030	1,050	1,088

Thor Industries, Inc.
4.000% due 10/15/2029	1,500	1,408

Tidewater, Inc.
9.125% due 07/15/2030 (a)	380	391

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	250	250

TopBuild Corp.
3.625% due 03/15/2029	1,375	1,302
4.125% due 02/15/2032	775	719

Toucan FinCo Ltd.
9.500% due 05/15/2030	250	256

TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,792
6.875% due 12/15/2030	875	909

Transocean Aquila Ltd.
8.000% due 09/30/2028	489	494

Transocean, Inc.
8.750% due 02/15/2030	520	535

Triumph Group, Inc.
9.000% due 03/15/2028	1,599	1,672

Twilio, Inc.
3.625% due 03/15/2029	1,325	1,263

U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,193
4.750% due 02/15/2029	700	688

United Airlines, Inc.
4.375% due 04/15/2026	650	646

United Rentals North America, Inc.
3.750% due 01/15/2032	600	552
3.875% due 02/15/2031	1,050	988
4.000% due 07/15/2030	2,325	2,220
6.125% due 03/15/2034	1,400	1,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Univision Communications, Inc.
4.500% due 05/01/2029	$900	$819
6.625% due 06/01/2027	750	749
8.000% due 08/15/2028	775	787
8.500% due 07/31/2031	775	777

Vail Resorts, Inc.
5.625% due 07/15/2030 (a)	250	251

Valaris Ltd.
8.375% due 04/30/2030	1,675	1,720

Vallourec SACA
7.500% due 04/15/2032	950	997

Valvoline, Inc.
3.625% due 06/15/2031	700	634

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	1,050	991
3.875% due 11/01/2033	1,500	1,313
4.125% due 08/15/2031	500	463

Venture Global LNG, Inc.
7.000% due 01/15/2030	3,425	3,465
9.500% due 02/01/2029	750	818
9.875% due 02/01/2032	1,925	2,080

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)	575	575
6.750% due 01/15/2036 (a)	650	650
7.750% due 05/01/2035	200	217

Vertiv Group Corp.
4.125% due 11/15/2028	600	586

Victra Holdings LLC
8.750% due 09/15/2029	125	131

Viking Cruises Ltd.
5.875% due 09/15/2027	1,250	1,252
9.125% due 07/15/2031	175	189

Viper Energy, Inc.
5.375% due 11/01/2027	200	200
7.375% due 11/01/2031	200	212

Virgin Media Finance PLC
5.000% due 07/15/2030	50	46

Virgin Media Secured Finance PLC
5.500% due 05/15/2029	2,775	2,731

Vital Energy, Inc.
7.875% due 04/15/2032	5	4

VOC Escrow Ltd.
5.000% due 02/15/2028	1,300	1,294

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	1,925	2,043

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	425	417
4.279% due 03/15/2032	550	465
5.050% due 03/15/2042	675	458

Waste Pro USA, Inc.
7.000% due 02/01/2033	325	338

Wayfair LLC
7.250% due 10/31/2029	700	702
7.750% due 09/15/2030	900	908

Weatherford International Ltd.
8.625% due 04/30/2030	1,150	1,186

Western Digital Corp.
4.750% due 02/15/2026	60	60

WEX, Inc.
6.500% due 03/15/2033	100	101

Whirlpool Corp.
6.125% due 06/15/2030	225	227

WR Grace Holdings LLC
4.875% due 06/15/2027	575	572

Wynn Las Vegas LLC
5.250% due 05/15/2027	1,700	1,702

Wynn Resorts Finance LLC
5.125% due 10/01/2029	875	869
6.250% due 03/15/2033	1,025	1,032
7.125% due 02/15/2031	25	27

XPLR Infrastructure Operating Partners LP
4.500% due 09/15/2027	425	415

Yum! Brands, Inc.
4.625% due 01/31/2032	3,150	3,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$700	$657

ZF North America Capital, Inc.
6.750% due 04/23/2030		700	673
6.875% due 04/23/2032		450	416
7.125% due 04/14/2030		600	587

ZipRecruiter, Inc.
5.000% due 01/15/2030		250	214

ZoomInfo Technologies LLC
3.875% due 02/01/2029		850	800

			310,686

UTILITIES 3.6%

Aethon United BR LP
7.500% due 10/01/2029		700	735

Archrock Partners LP
6.250% due 04/01/2028		400	402

Calpine Corp.
3.750% due 03/01/2031		1,050	997
4.500% due 02/15/2028		1,100	1,092

Clearway Energy Operating LLC
3.750% due 02/15/2031		325	299
3.750% due 01/15/2032		900	808
4.750% due 03/15/2028		675	667

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		1,050	1,083

Electricite de France SA
9.125% due 03/15/2033 •(f)		500	565

Embarq LLC
7.995% due 06/01/2036		1,000	459

EUSHI Finance, Inc.
7.625% due 12/15/2054 •		375	389

Frontier Florida LLC
6.860% due 02/01/2028		150	156

Genesis Energy LP
7.875% due 05/15/2032		775	806
8.000% due 05/15/2033		325	340
8.875% due 04/15/2030		150	159

Hilcorp Energy LP
6.250% due 04/15/2032		1,400	1,338

Lightning Power LLC
7.250% due 08/15/2032		375	395

NGL Energy Operating LLC
8.375% due 02/15/2032		475	477

NRG Energy, Inc.
3.375% due 02/15/2029		750	708
3.625% due 02/15/2031		375	345
5.750% due 07/15/2029		725	730
6.250% due 11/01/2034		200	204

PBF Holding Co. LLC
6.000% due 02/15/2028		600	574
7.875% due 09/15/2030		200	180

Tallgrass Energy Partners LP
6.000% due 09/01/2031		350	342

TerraForm Power Operating LLC
5.000% due 01/31/2028		1,000	991

Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	999
5.625% due 02/15/2027		900	901
6.875% due 04/15/2032		800	837

			17,978

Total Corporate Bonds & Notes (Cost $380,824)			386,157

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	1,000

Total Convertible Bonds & Notes (Cost $830)			1,000

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	$100	$104

Total Municipal Bonds & Notes (Cost $100)		104

U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Notes
3.875% due 04/30/2030	6,600	6,627
4.125% due 09/30/2027 (h)	10,900	11,001
4.250% due 11/15/2034	625	627

Total U.S. Treasury Obligations (Cost $18,012)		18,255

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
4.333% due 11/25/2036 ~	207	95

Countrywide Alternative Loan Trust
4.892% due 05/20/2046 •	31	28

Countrywide Home Loan Mortgage Pass-Through Trust
4.048% due 05/20/2036 ~	88	82
5.074% due 03/25/2035 •	13	12

GSR Mortgage Loan Trust
7.635% due 04/25/2035 ~armo	1	1

IndyMac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	185	128

WaMu Mortgage Pass-Through Certificates Trust
4.351% due 12/25/2036 ~	108	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
5.369% due 05/25/2046 •	$10	$9

Total Non-Agency Mortgage-Backed Securities (Cost $432)		454

ASSET-BACKED SECURITIES 0.0%

HOME EQUITY OTHER 0.0%

Credit-Based Asset Servicing & Securitization Trust
3.221% due 01/25/2037 •	60	18

Total Asset-Backed Securities (Cost $48)		18

	SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

New Fortress Energy, Inc. (c)	21,481	71

Total Common Stocks (Cost $0)		71

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.2%

U.S. TREASURY BILLS 3.2%
4.324% due 07/31/2025 - 10/14/2025 (d)(e)	$16,100	15,952

Total Short-Term Instruments (Cost $15,951)		15,952

Total Investments in Securities (Cost $448,761)		454,736

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%

PIMCO Short-Term Floating NAV Portfolio III	4,074,399	$39,672

Total Short-Term Instruments (Cost $39,650)		39,672

Total Investments in Affiliates (Cost $39,650)		39,672

Total Investments 99.1% (Cost $488,411)		$494,408

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $4,455)		248

Other Assets and Liabilities, net 0.9%		4,449

Net Assets 100.0%		$499,105

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(241) at a weighted average interest rate of (3.653)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	87	$18,098	$70	$5	$0
U.S. Treasury 5-Year Note September Futures	09/2025	150	16,350	137	18	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2025	107	$11,997	$216	$30	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	80	9,141	203	39	0
U.S. Treasury Long-Term Bond September Futures	09/2025	8	924	33	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	7	834	26	9	0

				$685	$109	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2025	14	$(2,146)	$17	$6	$(1)

Total Futures Contracts				$702	$115	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.173%	$1,400	$188	$10	$198	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$26,475	$1,908	$75	$1,983	$87	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	50,525	2,367	1,510	3,877	178	0

					$4,275	$1,585	$5,860	$265	$0

Total Swap Agreements					$4,463	$1,595	$6,058	$267	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$115	$267	$382	$0	$(1)	$0	$(1)

(h)

Securities with an aggregate market value of $6,349 and cash of $2,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2025	EUR	3,114		$3,541	$0	$(127)

DUB	07/2025		$3,612	EUR	3,114	55	0
	08/2025	EUR	3,107		$3,612	0	(55)

MBC	07/2025	CAD	250		182	0	(2)
	07/2025		$182	CAD	250	2	0
	08/2025	CAD	250		$182	0	(2)

Total Forward Foreign Currency Contracts						$57	$(186)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$975	$(8)	$4	$0	$(4)

Total Swap Agreements							$(8)	$4	$0	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$(127)	$0	$0	$(127)	$(127)	$0	$(127)
DUB	55	0	0	55	(55)	0	0	(55)	0	0	0
GST	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
MBC	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)

Total Over the Counter	$57	$0	$0	$57	$(186)	$0	$(4)	$(190)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$115	$115
Swap Agreements	0	267	0	0	0	267

	$0	$267	$0	$0	$115	$382

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57	$0	$57

	$0	$267	$0	$57	$115	$439

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$186	$0	$186
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$186	$0	$190

	$0	$4	$0	$186	$1	$191

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(104)	$(104)
Swap Agreements	0	405	0	0	(4)	401

	$0	$405	$0	$0	$(108)	$297

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(241)	$0	$(241)
Swap Agreements	0	3	0	0	719	722

	$0	$3	$0	$(241)	$719	$481

	$0	$408	$0	$(241)	$611	$778

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$941	$941
Swap Agreements	0	1,359	0	0	0	1,359

	$0	$1,359	$0	$0	$941	$2,300

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(176)	$0	$(176)
Swap Agreements	0	4	0	0	(794)	(790)

	$0	$4	$0	$(176)	$(794)	$(966)

	$0	$1,363	$0	$(176)	$147	$1,334

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,469	$1,256	$32,725
Corporate Bonds & Notes
Banking & Finance	0	57,493	0	57,493
Industrials	1,225	308,970	491	310,686
Utilities	0	17,978	0	17,978
Convertible Bonds & Notes
Industrials	0	1,000	0	1,000
Municipal Bonds & Notes
Arizona	0	104	0	104
U.S. Treasury Obligations	0	18,255	0	18,255
Non-Agency Mortgage-Backed Securities	0	454	0	454
Asset-Backed Securities
Home Equity Other	0	18	0	18
Common Stocks
Energy	0	71	0	71
Short-Term Instruments
U.S. Treasury Bills	0	15,952	0	15,952

	$1,225	$451,764	$1,747	$454,736

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,672	$0	$0	$39,672

Total Investments	$40,897	$451,764	$1,747	$494,408

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$376	$0	$382
Over the counter	0	57	0	57

	$6	$433	$0	$439

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(190)	0	(190)

	$(1)	$(190)	$0	$(191)

Total Financial Derivative Instruments	$5	$243	$0	$248

Totals	$40,902	$452,007	$1,747	$494,656

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO High Yield Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio

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securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Sources’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

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Notes to Financial Statements	(Cont.)

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are

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categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$29,777	$114,266	$(104,369)	$8	$(10)	$39,672	$770	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

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Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a

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Notes to Financial Statements	(Cont.)

security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Line of Credit The Portfolio entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Portfolio pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Portfolio also pays a fee of 0.25% per annum on the unused commitment amounts. As of June 30, 2025, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Portfolio is disclosed as part of the interest expense on the Statement of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Commitment and Upfront Fees
$15,000,000	$18,493

*	Maximum available commitment prior to renewal on August 27, 2024, for the Portfolio was $16,000,000.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty.

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The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value

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Notes to Financial Statements	(Cont.)

may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where

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the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

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Notes to Financial Statements	(Cont.)

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other

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similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic

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Notes to Financial Statements	(Cont.)

developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the

Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

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and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared

OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Notes to Financial Statements	(Cont.)

investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $4,982.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13 - 24 months	25 - 36 months	Total

$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$6,528	$12,139	$122,593	$144,451

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	226	$1,636	955	$6,835

Administrative Class	10,492	75,910	9,975	71,929

Advisor Class	883	6,375	1,880	13,577
Issued as reinvestment of distributions

Institutional Class	79	576	132	956

Administrative Class	1,952	14,183	3,848	27,721

Advisor Class	88	638	154	1,107
Cost of shares redeemed

Institutional Class	(241)	(1,749)	(392)	(2,813)

Administrative Class	(14,104)	(101,483)	(19,377)	(139,308)

Advisor Class	(859)	(6,136)	(1,623)	(11,671)

Net increase (decrease) resulting from Portfolio share transactions	(1,484)	$(10,050)	(4,448)	$(31,667)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 46% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$58,440

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$492,866	$11,545	$(3,376)	$8,169

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	GST	Goldman Sachs International	MBC	HSBC Bank Plc

DUB	Deutsche Bank AG

Currency Abbreviations:

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.HY	Credit Derivatives Index - High Yield	TSFR1M	Term SOFR 1-Month	TSFR3M	Term SOFR 3-Month

Other Abbreviations:

ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

DAC	Designated Activity Company	TBD	To-Be-Determined

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO High Yield Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0393	$0.0000	$0.0000	$0.0393

February 2025	$0.0375	$0.0000	$0.0000	$0.0375

March 2025	$0.0375	$0.0000	$0.0000	$0.0375

April 2025	$0.0389	$0.0000	$0.0000	$0.0389

May 2025	$0.0405	$0.0000	$0.0000	$0.0405

June 2025	$0.0378	$0.0000	$0.0000	$0.0378

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0383	$0.0000	$0.0000	$0.0383

February 2025	$0.0366	$0.0000	$0.0000	$0.0366

March 2025	$0.0366	$0.0000	$0.0000	$0.0366

April 2025	$0.0380	$0.0000	$0.0000	$0.0380

May 2025	$0.0395	$0.0000	$0.0000	$0.0395

June 2025	$0.0369	$0.0000	$0.0000	$0.0369

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0377	$0.0000	$0.0000	$0.0377

February 2025	$0.0361	$0.0000	$0.0000	$0.0361

March 2025	$0.0361	$0.0000	$0.0000	$0.0361

April 2025	$0.0374	$0.0000	$0.0000	$0.0374

May 2025	$0.0389	$0.0000	$0.0000	$0.0389

June 2025	$0.0363	$0.0000	$0.0000	$0.0363

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

40	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

42	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITHIGHYIELDFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Income Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Income Portfolio	04/29/16	04/29/16	—	04/29/16	04/29/16	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Income Portfolio	(Cont.)

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names

Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Income Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$9.89	$0.26	$0.25	$0.51	$(0.27)	$0.00	$(0.27)

12/31/2024	9.95	0.54	0.00	0.54	(0.60)	0.00	(0.60)

12/31/2023	9.69	0.50	0.29	0.79	(0.53)	0.00	(0.53)

12/31/2022	10.90	0.37	(1.19)	(0.82)	(0.39)	0.00	(0.39)

12/31/2021	11.01	0.38	(0.16)	0.22	(0.33)	0.00	(0.33)

12/31/2020	10.87	0.38	0.30	0.68	(0.51)	(0.03)	(0.54)
Administrative Class

01/01/2025 - 06/30/2025+	9.89	0.25	0.25	0.50	(0.26)	0.00	(0.26)

12/31/2024	9.95	0.53	(0.01)	0.52	(0.58)	0.00	(0.58)

12/31/2023	9.69	0.48	0.30	0.78	(0.52)	0.00	(0.52)

12/31/2022	10.90	0.35	(1.19)	(0.84)	(0.37)	0.00	(0.37)

12/31/2021	11.01	0.33	(0.12)	0.21	(0.32)	0.00	(0.32)

12/31/2020	10.87	0.36	0.31	0.67	(0.50)	(0.03)	(0.53)
Advisor Class

01/01/2025 - 06/30/2025+	9.89	0.25	0.25	0.50	(0.26)	0.00	(0.26)

12/31/2024	9.95	0.52	0.00	0.52	(0.58)	0.00	(0.58)

12/31/2023	9.69	0.46	0.31	0.77	(0.51)	0.00	(0.51)

12/31/2022	10.90	0.34	(1.19)	(0.85)	(0.36)	0.00	(0.36)

12/31/2021	11.01	0.32	(0.12)	0.20	(0.31)	0.00	(0.31)

12/31/2020	10.87	0.35	0.31	0.66	(0.49)	(0.03)	(0.52)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.13	5.21%	$87,468	0.73	%*	0.73	%*	0.66	%*	0.66	%*	5.22	%*	288%

9.89	5.57	92,169	0.91		0.91		0.65		0.65		5.43		544

9.95	8.41	59,922	0.88		0.88		0.65		0.65		5.11		536

9.69	(7.55)	41,664	0.67		0.67		0.65		0.65		3.67		326

10.90	2.05	46,699	0.67		0.67		0.66		0.66		3.45		329

11.01	6.67	4,454	0.69		0.69		0.66		0.66		3.59		390

10.13	5.13	405,692	0.88	*	0.88	*	0.81	*	0.81	*	5.08	*	288

9.89	5.41	335,524	1.06		1.06		0.80		0.80		5.28		544

9.95	8.25	239,732	1.03		1.03		0.80		0.80		4.94		536

9.69	(7.69)	204,943	0.82		0.82		0.80		0.80		3.53		326

10.90	1.90	194,511	0.82		0.82		0.81		0.81		2.99		329

11.01	6.51	159,538	0.84		0.84		0.81		0.81		3.40		390

10.13	5.08	463,896	0.98	*	0.98	*	0.91	*	0.91	*	4.98	*	288

9.89	5.30	399,953	1.16		1.16		0.90		0.90		5.19		544

9.95	8.14	254,563	1.13		1.13		0.90		0.90		4.77		536

9.69	(7.79)	274,211	0.92		0.92		0.90		0.90		3.39		326

10.90	1.80	321,456	0.92		0.92		0.91		0.91		2.90		329

11.01	6.41	217,730	0.94		0.94		0.91		0.91		3.30		390

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Income Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,348,566
Investments in Affiliates	86,958
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,665
Over the counter	3,565
Cash	2,054
Deposits with counterparty	12,497
Foreign currency, at value	5,905
Receivable for investments sold	163
Receivable for investments sold on a delayed-delivery basis	5
Receivable for TBA investments sold	592,625
Receivable for Portfolio shares sold	1,727
Interest and/or dividends receivable	5,910
Dividends receivable from Affiliates	232
Total Assets	2,061,872

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$2,789
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,621
Over the counter	7,942
Payable for investments purchased	7,256
Payable for investments in Affiliates purchased	242
Payable for investments purchased on a delayed-delivery basis	104
Payable for TBA investments purchased	1,078,028
Deposits from counterparty	5,455
Payable for Portfolio shares redeemed	765
Accrued investment advisory fees	183
Accrued supervisory and administrative fees	294
Accrued distribution fees	89
Accrued servicing fees	47
Accrued reimbursement to PIMCO	1
Total Liabilities	1,104,816

Commitments and Contingent Liabilities^

Net Assets	$957,056

Net Assets Consist of:

Paid in capital	$970,267
Distributable earnings (accumulated loss)	(13,211)

Net Assets	$957,056

Net Assets:

Institutional Class	$87,468

Administrative Class	405,692
Advisor Class	463,896

Shares Issued and Outstanding:

Institutional Class	8,632
Administrative Class	40,037
Advisor Class	45,781

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.13
Administrative Class	10.13
Advisor Class	10.13

Cost of investments in securities	$1,350,166
Cost of investments in Affiliates	$86,945
Cost of foreign currency held	$5,867
Proceeds received on short sales	$2,755
Cost or premiums of financial derivative instruments, net	$2,963

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Income Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$25,101
Dividends from Investments in Affiliates	433
Total Income	25,534

Expenses:

Investment advisory fees	1,072
Supervisory and administrative fees	1,715
Distribution and/or servicing fees - Administrative Class	265
Distribution and/or servicing fees - Advisor Class	526
Trustee fees	22
Interest expense	296
Miscellaneous expense	3
Total Expenses	3,899
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	3,894

Net Investment Income (Loss)	21,640

Net Realized Gain (Loss):

Investments in securities	(112)
Investments in Affiliates	(8)
Exchange-traded or centrally cleared financial derivative instruments	3,431
Over the counter financial derivative instruments	(2,256)
Foreign currency	(177)

Net Realized Gain (Loss)	878

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	29,822
Investments in Affiliates	12
Exchange-traded or centrally cleared financial derivative instruments	(369)
Over the counter financial derivative instruments	(7,240)
Foreign currency assets and liabilities	(157)

Net Change in Unrealized Appreciation (Depreciation)	22,068

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,586

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Income Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$21,640	$35,928
Net realized gain (loss)	878	2,620
Net change in unrealized appreciation (depreciation)	22,068	(4,106)

Net Increase (Decrease) in Net Assets Resulting from Operations	44,586	34,442

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,268)	(4,212)
Administrative Class	(9,427)	(16,716)
Advisor Class	(11,025)	(18,980)

Total Distributions(a)	(22,720)	(39,908)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	107,544	278,895

Total Increase (Decrease) in Net Assets	129,410	273,429

Net Assets:

Beginning of period	827,646	554,217
End of period	$957,056	$827,646

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Income Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%

Altice France SA
7.779% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	99	$105
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		$693	630

Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «		664	664
12.235% (TSFR3M + 7.875%) due 11/03/2028 «		4,502	4,637

Lealand Finance Co. BV
7.441% (TSFR1M + 3.000%) due 06/30/2027 ~		6	4

Lealand Finance Co. BV (5.441% Cash and 3.000% PIK)
8.441% (TSFR1M + 1.000%) due 12/31/2027 ~(b)		16	9

Mercury Aggregator LP (13.500% PIK)
13.500% due 04/03/2026 «(b)		100	68

Mercury Aggregator LP (3.500% PIK)
3.500% due 04/03/2026 «(b)		55	37

Poseidon Bidco SASU
6.980% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	807

SCUR-Alpha 1503 GmbH
9.780% (TSFR3M + 5.500%) due 03/29/2030 ~		$1,271	1,204

Softbank Vision Fund
TBD% due 12/23/2029 «		2,200	2,200
6.000% due 12/23/2025 «		1,570	1,570

Syniverse Holdings, Inc.
11.296% (TSFR3M + 7.000%) due 05/13/2027 ~		914	870

TransDigm, Inc.
6.796% (TSFR3M + 2.500%) due 02/28/2031 ~		2,996	3,004

U.S. Renal Care, Inc.
9.441% (TSFR1M + 5.000%) due 06/20/2028 ~		119	113

Westmoreland Coal Co.
8.000% due 03/15/2029 «		7	3

Total Loan Participations and Assignments (Cost $15,905)			15,925

CORPORATE BONDS & NOTES 10.5%

BANKING & FINANCE 4.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,970	1,874

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,515	1,778

Banco Santander SA
6.607% due 11/07/2028		$2,500	2,667

Barclays PLC
7.437% due 11/02/2033 •		2,438	2,768

BPCE SA
6.612% due 10/19/2027 •		1,250	1,280
6.714% due 10/19/2029 •		1,250	1,324

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(c)		560	44

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	700	206
10.100% due 12/15/2043		500	150

Credit Suisse AG AT1 Claim		$2,845	341

Deutsche Bank AG
3.547% due 09/18/2031 •		700	655
6.720% due 01/18/2029 •		400	420

EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$2,963	$2,861
4.125% due 08/17/2027		260	254
4.271% due 01/09/2027		1,970	1,942

GLP Capital LP
4.000% due 01/15/2031		1,485	1,401
5.300% due 01/15/2029		66	67

Intesa Sanpaolo SpA
7.200% due 11/28/2033		1,300	1,461

Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	208
5.123% due 02/01/2029 •		2,029	2,065

Nationwide Building Society
6.557% due 10/18/2027 •		2,500	2,564

NatWest Group PLC
4.445% due 05/08/2030 •		400	397
5.076% due 01/27/2030 •		200	203
5.516% due 09/30/2028 •		2,200	2,248

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		1,500	1,463

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		2,525	1,797

Societe Generale SA
6.691% due 01/10/2034 •		2,400	2,562

Thames SSNM
9.750% due 10/10/2027 «	GBP	81	104

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	236
3.091% due 05/14/2032 •		$520	472
5.959% due 01/12/2034 •		4,424	4,659
6.373% due 07/15/2026 •		500	501
6.442% due 08/11/2028 •		300	312
6.537% due 08/12/2033 •		500	544

Uniti Group LP
10.500% due 02/15/2028		371	394

			42,237

INDUSTRIALS 4.3%

Altice France SA
3.375% due 01/15/2028	EUR	100	99
5.125% due 01/15/2029		$200	165
8.125% due 02/01/2027		1,100	991

American Airlines Pass-Through Trust
3.350% due 04/15/2031		12	12

Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,740	2,939

Boeing Co.
2.196% due 02/04/2026		290	286
2.750% due 02/01/2026		1,000	989
3.250% due 02/01/2028		1,700	1,649
5.150% due 05/01/2030		1,400	1,426
6.259% due 05/01/2027		290	298
6.298% due 05/01/2029		50	53

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		1,021	1,074

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		1,197	1,379

CVS Pass-Through Trust
5.789% due 01/10/2026		25	25

DISH DBS Corp.
5.750% due 12/01/2028		2,630	2,282

Energy Transfer LP
4.950% due 05/15/2028		9	9

Essent Group Ltd.
6.250% due 07/01/2029		1,600	1,658

Exela Intermediate LLC
11.500% due 04/15/2026		29	1

Flora Food Management BV
6.875% due 07/02/2029	EUR	500	599

Hyundai Capital America
4.300% due 09/24/2027		$3,900	3,869

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		2,004	2,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	7	$10

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$385	49
5.500% due 04/12/2037 ^(c)		382	48
6.000% due 11/15/2026 ^(c)		63	8
9.750% due 05/17/2035 ^(c)		100	15

Petroleos Mexicanos
6.700% due 02/16/2032		3,081	2,865

Prosus NV
2.778% due 01/19/2034	EUR	2,456	2,640

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$2,200	2,212

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	80	122

Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	200	150
1.604% due 12/23/2029		$200	131
2.375% due 04/22/2042	GBP	800	727
4.000% due 04/18/2029	EUR	100	77
4.375% due 01/18/2033		100	77
4.375% due 07/03/2036	GBP	100	90
4.625% due 06/04/2048		100	91
5.500% due 02/11/2043		100	91

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (f)		12	14

Topaz Solar Farms LLC
4.875% due 09/30/2039		$24	22
5.750% due 09/30/2039		175	172

U.S. Renal Care, Inc.
10.625% due 06/28/2028		13	11

United Airlines Pass-Through Trust
5.875% due 04/15/2029		1,379	1,408

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,500	1,415

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,160	2,185
9.875% due 02/01/2032		1,400	1,513

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)		3,050	3,050

			41,045

UTILITIES 1.8%

Edison International
6.250% due 03/15/2030		200	203

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	1,073

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	2,052
3.250% due 06/01/2031		3,895	3,498
3.300% due 03/15/2027		90	88
3.300% due 12/01/2027		5,600	5,420
4.200% due 03/01/2029		1,100	1,074
4.300% due 03/15/2045		1,926	1,456
4.550% due 07/01/2030		1,259	1,229

Southern California Edison Co.
2.750% due 02/01/2032		100	86
5.950% due 11/01/2032		1,500	1,541

			17,720

Total Corporate Bonds & Notes (Cost $101,181)			101,002

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		31	32
6.725% due 04/01/2035		8	8
7.350% due 07/01/2035		8	9

			49

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.0%

New York City, New York General Obligation Bonds, Series 2025
6.291% due 02/01/2045	$100	$105
6.385% due 02/01/2055	150	156

		261

Total Municipal Bonds & Notes (Cost $298)		310

U.S. GOVERNMENT AGENCIES 57.3%

Freddie Mac
3.000% due 06/01/2046 - 01/01/2049	1,880	1,665

Ginnie Mae
2.500% due 04/20/2052	386	328
3.500% due 10/20/2052 - 05/20/2055	3,182	2,899
4.500% due 12/20/2053	285	274
5.500% due 07/20/2053 - 08/20/2053	2,679	2,696
7.843% due 09/20/2066 ~	96	99

Ginnie Mae, TBA
3.000% due 08/01/2055	2,000	1,769
3.500% due 07/01/2055	800	727
4.000% due 07/01/2055	2,600	2,418
4.500% due 07/01/2055	7,000	6,702
5.000% due 07/01/2055 - 08/01/2055	2,300	2,260
5.500% due 07/01/2055	2,200	2,204
6.000% due 08/01/2055	2,300	2,331

Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	145	141
4.000% due 08/01/2042 - 07/01/2050	2,241	2,132
4.500% due 10/01/2050 - 07/01/2053	1,716	1,660
5.000% due 09/01/2053 - 07/01/2054	1,366	1,341
5.500% due 11/01/2052 - 01/01/2053	992	995
6.000% due 11/01/2052 - 09/01/2054	11,934	12,166
6.500% due 10/01/2053 - 01/01/2054	26,802	27,712
7.000% due 02/01/2054 - 06/01/2055	1,348	1,423

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2040 - 07/01/2055	10,800	9,373
3.500% due 07/01/2055 - 08/01/2055	17,900	16,115
4.000% due 07/01/2055 - 08/01/2055	41,500	38,585
4.500% due 08/01/2055	8,500	8,128
5.000% due 07/01/2055 - 08/01/2055	96,300	94,360
5.500% due 08/01/2055	62,050	61,995
6.000% due 08/01/2055	135,800	137,878
6.500% due 08/01/2055	105,150	108,421

Total U.S. Government Agencies (Cost $544,405)		548,797

U.S. TREASURY OBLIGATIONS 13.0%

U.S. Treasury Bonds
2.875% due 11/15/2046 (m)	1,400	1,031
3.000% due 08/15/2048 (m)	10	7
3.000% due 02/15/2049 (m)	500	369
4.250% due 08/15/2054	1,600	1,462
4.375% due 08/15/2043 (m)	1,600	1,526
4.500% due 11/15/2054	9,000	8,579
4.625% due 05/15/2054	5,800	5,635

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2026	9,418	9,314
0.125% due 07/15/2030	1,877	1,763
0.125% due 01/15/2031	123	114
0.125% due 07/15/2031	3,291	3,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2032		$347	$315
0.125% due 02/15/2051		1,971	1,075
0.250% due 07/15/2029		3,915	3,760
0.250% due 02/15/2050		749	435
0.375% due 01/15/2027		224	221
0.375% due 07/15/2027		66	65
0.625% due 07/15/2032		4,637	4,327
0.750% due 07/15/2028 (k)		909	898
0.750% due 02/15/2042		142	110
0.750% due 02/15/2045		817	597
0.875% due 01/15/2029 (k)		2,397	2,360
0.875% due 02/15/2047		930	674
1.000% due 02/15/2046		271	205
1.000% due 02/15/2048		911	670
1.000% due 02/15/2049		2,167	1,574
1.125% due 01/15/2033		323	309
1.375% due 07/15/2033		11,618	11,288
1.375% due 02/15/2044		138	116
1.500% due 02/15/2053		1,295	1,027
1.750% due 01/15/2034		4,591	4,554
1.875% due 07/15/2034		19,116	19,142

U.S. Treasury Notes
0.375% due 09/30/2027 (m)		340	316
0.500% due 10/31/2027 (m)		300	278
0.625% due 11/30/2027 (k)(m)		4,140	3,849
0.625% due 12/31/2027 (k)(m)		1,750	1,623
0.750% due 01/31/2028 (k)(m)		1,600	1,485
2.625% due 01/31/2026 (k)(m)		3,500	3,468
4.500% due 03/31/2026		13,200	13,237
4.500% due 04/15/2027		13,300	13,468

Total U.S. Treasury Obligations (Cost $130,506)			124,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%

AG Trust
6.327% due 07/15/2041 •		1,711	1,716

American Home Mortgage Investment Trust
7.100% due 06/25/2036		6,155	861

Avon Finance
5.139% due 12/28/2049 •	GBP	3,518	4,837

BBCCRE Trust
3.966% due 08/10/2033		$4,100	3,791

Bear Stearns ALT-A Trust
4.754% due 06/25/2046 •		2,825	2,550

Bridgegate Funding PLC
6.564% due 10/16/2062 •	GBP	8,737	12,098

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$7,004	6,241
3.500% due 06/25/2062 ~		4,213	3,876

Chase Mortgage Finance Trust
4.745% due 12/25/2035 ~		82	74

CIM Trust
4.750% due 06/25/2064 ~		3,181	3,157
5.000% due 05/25/2062 ~		3,522	3,531

CitiMortgage Alternative Loan Trust
6.000% due 03/25/2037 •		1,153	1,012

COMM Mortgage Trust
3.140% due 10/10/2036		4,100	3,813

Countrywide Alternative Loan Trust
4.754% due 11/25/2036 •		3,495	3,231
6.500% due 09/25/2037		8,479	2,991

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.241% due 11/30/2037 ~		5,811	5,313
3.375% due 01/25/2060		3,183	2,586

Ellington Financial Mortgage Trust
5.900% due 09/25/2067		3,811	3,828

Eurohome U.K. Mortgages PLC
4.708% due 09/15/2044 •	GBP	2,825	3,844

Eurosail-U.K. PLC
5.308% due 06/13/2045 •		362	497

Extended Stay America Trust
5.506% due 07/15/2038 •		$4,289	4,292

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	422	483

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061		$6,882	6,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.912% due 03/19/2036 •		$34	$31

JP Morgan Chase Commercial Mortgage Securities Trust
5.158% due 04/15/2037 •		3,905	3,864
7.235% due 10/05/2040		2,600	2,768

JP Morgan Mortgage Trust
5.990% due 07/25/2064 ~		5,008	5,042

Lugo Funding DAC
3.049% due 05/26/2066 •	EUR	3,204	3,783

MASTR Adjustable Rate Mortgages Trust
5.534% due 09/25/2037 •		$11,036	4,417

Merrion Square Residential DAC
2.999% due 03/24/2081 •	EUR	2,612	3,081

MFA Trust
4.250% due 02/25/2066 ~		$3,342	3,205
4.400% due 03/25/2068 þ		3,385	3,363

Morgan Stanley Capital Trust
5.426% due 05/15/2036 •		1,400	882
6.804% due 12/15/2038 •		2,645	2,391

PRPM LLC
3.750% due 03/25/2054 þ		2,622	2,553
4.500% due 02/25/2055 þ		940	928
5.897% due 12/25/2029 þ		3,649	3,628
6.179% due 06/25/2030 þ		4,500	4,540
7.026% due 03/25/2029 þ		2,431	2,437

PRPM Trust
6.327% due 06/25/2069 þ		2,589	2,637

RBSSP Resecuritization Trust
4.252% due 12/26/2036 ~		350	335

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		6,625	6,611
5.846% due 08/25/2044 þ		2,848	2,864

SFO Commercial Mortgage Trust
7.326% due 05/15/2038 •		2,400	2,311

Towd Point Mortgage Funding
5.223% due 07/20/2053 •	GBP	1,931	2,657
5.637% due 02/20/2054 •		4,463	6,143

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,024	1,944
4.518% due 10/25/2064 ~		3,616	3,613
5.107% due 07/25/2065 ~		5,824	5,942

Verus Securitization Trust
5.799% due 07/25/2069		5,762	5,800
6.259% due 12/25/2068 þ		1,658	1,673

WaMu Mortgage Pass-Through Certificates Trust
5.776% due 03/25/2033 ~		30	30

Washington Mutual Mortgage Pass-Through Certificates Trust
5.249% due 10/25/2046 •		1,720	1,528

WSTN Trust
6.518% due 07/05/2037 ~		2,500	2,538

Total Non-Agency Mortgage-Backed Securities (Cost $175,042)			174,857

ASSET-BACKED SECURITIES 32.7%

AUTOMOBILE ABS OTHER 0.6%

Golden Bar Securitisation SRL
3.086% due 09/22/2043 •	EUR	3,078	3,650

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$2,000	2,006

			5,656

AUTOMOBILE SEQUENTIAL 3.3%

Bridgecrest Lending Auto Securitization Trust
5.540% due 02/16/2027		614	614

Carvana Auto Receivables Trust
5.820% due 08/10/2028		2,071	2,085
6.160% due 10/10/2028		2,178	2,202

Chase Auto Owner Trust
5.250% due 09/27/2027		1,732	1,736

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
5.600% due 05/17/2027	$530	$530

First Investors Auto Owner Trust
6.440% due 10/16/2028	832	840

Flagship Credit Auto Trust
5.640% due 03/15/2028	1,409	1,413

GLS Auto Receivables Issuer Trust
4.760% due 10/15/2027	2,503	2,504

GLS Auto Select Receivables Trust
6.370% due 06/15/2028	857	863

Hyundai Auto Receivables Trust
4.840% due 03/15/2029	3,500	3,537

Octane Receivables Trust
4.940% due 05/20/2030	3,710	3,722

Oscar U.S. Funding LLC
1.270% due 09/11/2028	2,300	2,293

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	2,346	2,355

SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,500	3,521

World Omni Select Auto Trust
4.980% due 02/15/2030	3,500	3,520

		31,735

CMBS OTHER 0.3%

PFP Ltd.
6.144% due 09/17/2039 •	3,085	3,096

HOME EQUITY OTHER 11.9%

ABFC Trust
4.714% due 11/25/2036 •	3,443	2,034

Aegis Asset-Backed Securities Trust
4.774% due 01/25/2037 •	3,009	2,257

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.264% due 12/25/2034 •	795	720

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.529% due 09/25/2034 •	1,815	1,702

Argent Securities Trust
4.914% due 07/25/2036 •	13,471	3,628

Asset-Backed Securities Corp. Home Equity Loan Trust
5.409% due 06/25/2035 •	11,000	9,654

Bear Stearns Asset-Backed Securities Trust
5.789% due 12/25/2034 •	5,782	5,769

Citigroup Mortgage Loan Trust
4.754% due 12/25/2036 •	1,229	674

Citigroup Mortgage Loan Trust, Inc.
4.694% due 03/25/2037 •	15	14
4.954% due 03/25/2036 •	1,591	1,452
5.064% due 02/25/2035 •	1,619	1,525
5.124% due 10/25/2035 •	900	835
5.169% due 09/25/2035 •	361	360

Countrywide Asset-Backed Certificates Trust
4.714% due 06/25/2035 •	1,055	960
4.714% due 05/25/2037 •	815	774
4.714% due 04/25/2047 •	737	716
4.714% due 06/25/2047 •	769	724
4.798% due 05/25/2036 •	9,800	9,663
4.869% due 01/25/2045 •	965	912
4.874% due 05/25/2037 •	936	901
4.874% due 06/25/2037 •	626	613
4.874% due 06/25/2047 •	408	394
6.384% due 08/25/2035 •	1,594	1,548

Fremont Home Loan Trust
5.049% due 11/25/2035 •	2,148	1,976

GSAA Home Equity Trust
5.214% due 06/25/2035 •	4,831	3,919

GSAMP Trust
5.079% due 11/25/2035 •	1,934	1,876
5.334% due 11/25/2035 •	1,600	1,563

Home Equity Mortgage Loan Asset-Backed Trust
4.654% due 04/25/2037 •	1,419	1,094
5.034% due 03/25/2036 •	3,728	3,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
4.574% due 12/25/2036 •	$850	$735
4.574% due 01/25/2037 •	2,281	1,726
4.584% due 12/25/2036 •	2,752	2,463
4.654% due 12/25/2036 •	944	236

IXIS Real Estate Capital Trust
4.734% due 01/25/2037 •	3,523	1,194

Long Beach Mortgage Loan Trust
4.734% due 11/25/2036 •	380	268

MASTR Asset-Backed Securities Trust
5.584% due 08/25/2037 •	1,365	1,198

Merrill Lynch Mortgage Investors Trust
4.574% due 04/25/2047 •	4,395	1,745

Morgan Stanley ABS Capital, Inc. Trust
4.504% due 10/25/2036 •	1,891	980
4.594% due 11/25/2036 •	3,792	2,148
4.974% due 12/25/2034 •	1,002	950
4.974% due 03/25/2036 •	701	687
5.034% due 12/25/2034 •	754	711

New Century Home Equity Loan Trust
5.364% due 11/25/2034 •	7,034	7,133

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.734% due 07/25/2036 •	380	357

NovaStar Mortgage Funding Trust
4.974% due 05/25/2036 •	4,400	4,268

Option One Mortgage Loan Trust
4.654% due 04/25/2037 •	1,040	736
4.974% due 01/25/2036 •	4,756	4,480

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	4,629	1,411

Residential Asset Securities Corp. Trust
5.034% due 02/25/2036 •	289	289
5.114% due 05/25/2037 •	103	103
5.139% due 10/25/2035 •	2,000	1,781

Saxon Asset Securities Trust
5.409% due 12/26/2034 •	629	574
6.184% due 12/25/2037 •	652	623

Soundview Home Loan Trust
4.654% due 02/25/2037 •	1,015	271
4.839% due 12/25/2036 •	1,269	1,263
5.184% due 01/25/2035 •	4,285	3,936
5.409% due 11/25/2035 •	1,988	1,961

Structured Asset Securities Corp.
5.139% due 02/25/2035 •	641	651

Structured Asset Securities Corp. Mortgage Loan Trust
4.959% due 07/25/2036 •	767	753
5.034% due 01/25/2037 •	2,997	2,462
5.434% due 04/25/2031 •	4,114	4,145

		113,886

WHOLE LOAN COLLATERAL 1.6%

First Franklin Mortgage Loan Trust
4.554% due 12/25/2036 •	357	345
5.379% due 06/25/2034 •	2,546	2,497

PRET LLC
5.925% due 10/25/2054 þ	3,554	3,548
6.996% due 07/25/2054 þ	6,262	6,276

Residential Asset Mortgage Products Trust
5.559% due 06/25/2035 •	2,600	2,538

		15,204

OTHER ABS 15.0%

37 Capital CLO Ltd.
5.546% due 07/15/2034 •	3,600	3,604

522 Funding CLO Ltd.
5.479% due 10/23/2034 •	4,000	4,002

Allegro CLO Ltd.
5.519% due 01/19/2033 •	3,000	3,003

Anchorage Credit Funding Ltd.
3.177% due 10/25/2038	1,000	959
3.619% due 04/25/2038	4,400	4,329
3.793% due 10/25/2037	4,005	3,927

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 07/28/2037		$4,337	$4,258
3.928% due 04/25/2038		4,400	4,322
4.430% due 07/25/2037		4,399	4,356
4.620% due 04/25/2037		3,702	3,677

Arbour CLO DAC
3.155% due 12/15/2038 •	EUR	3,600	4,243

Atlas Senior Loan Fund Ltd.
5.499% due 10/23/2032 •		$2,892	2,895
5.608% due 01/15/2031 •		8	8

Barings CLO Ltd.
5.521% due 01/20/2031 •		26	26

Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		4,000	4,005
5.489% due 07/20/2032 •		1,932	1,934

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		6,450	6,207

CIFC Funding Ltd.
5.658% due 07/15/2036 •		2,500	2,505

Crossroads Asset Trust
4.910% due 02/20/2032		4,600	4,615

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		188	189

Golub Capital Partners Static Ltd.
5.499% due 04/20/2033 •		1,900	1,900

GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059		1,967	1,970
5.320% due 03/25/2060		4,400	4,484

GreenSky Home Improvement Trust
5.880% due 06/25/2059		531	534

ICG U.S. CLO Ltd.
5.419% due 10/20/2034 •		4,100	4,103

Invesco Euro CLO DAC
3.296% due 10/30/2038 •	EUR	3,600	4,233

LCM Ltd.
5.549% due 07/20/2034 •		$3,300	3,302

Lendmark Funding Trust
5.530% due 06/21/2032		1,400	1,425

Magnetite Ltd.
5.743% due 01/25/2032 •		1,597	1,599

Nelnet Student Loan Trust
4.874% due 09/27/2066 •		406	406
6.502% due 02/20/2041 •		1,374	1,405

Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032		2,285	2,289
5.183% due 06/15/2032		1,790	1,797

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		1,363	1,375

Pagaya AI Debt Trust
5.373% due 01/17/2033		4,600	4,610

Palmer Square European Loan Funding DAC
3.113% due 05/15/2033 •	EUR	2,625	3,095
3.133% due 05/15/2034 •		2,829	3,330
3.870% due 10/15/2034 •		4,200	4,959

Reach ABS Trust
5.880% due 07/15/2031		$1,503	1,507
6.300% due 02/18/2031		225	225

SLM Private Credit Student Loan Trust
4.910% due 06/15/2039 •		1,390	1,356

SMB Private Education Loan Trust
5.060% due 03/16/2054		3,559	3,601
5.403% due 07/15/2053 •		5,865	5,874
5.754% due 02/16/2055 •		2,664	2,686

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		3,770	3,787

TIAA CLO Ltd.
5.409% due 01/20/2032 •		2,172	2,175

Tralee CLO Ltd.
5.502% due 10/25/2032 •		2,545	2,547

Trysail CLO Ltd.
5.511% due 10/20/2033 •		4,000	4,002

Voya CLO Ltd.
5.621% due 10/17/2032 •		2,641	2,643
5.776% due 04/15/2037 •		3,100	3,115

			143,398

Total Asset-Backed Securities (Cost $312,795)			312,975

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.5%

Argentina Government International Bond
0.750% due 07/09/2030		$324	$257
0.750% due 07/09/2030 þ		941	637
1.000% due 07/09/2029		112	94
3.500% due 07/09/2041		5,071	3,157
4.125% due 07/09/2035		880	592
4.125% due 07/09/2035 þ		726	473
5.000% due 01/09/2038		82	58

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (f)	BRL	2,200	405
0.000% due 10/01/2025 (f)		33,650	5,974
0.000% due 04/01/2026 (f)		24,700	4,095

Israel Government International Bond
5.375% due 02/19/2030		$1,200	1,224
5.500% due 03/12/2034		1,600	1,622

Japan Government International Bond
2.400% due 03/20/2045	JPY	95,000	664
2.400% due 03/20/2055		25,000	160

Mexican Bonos
7.500% due 05/26/2033	MXN	2,200	107
7.750% due 05/29/2031		15,600	793
7.750% due 11/23/2034		38,620	1,883
8.500% due 03/01/2029		42,600	2,267
8.500% due 05/31/2029		10,100	537

Mexican Udibonos
2.750% due 11/27/2031 (g)		44,204	2,088
3.000% due 12/03/2026 (g)		50,410	2,631
4.000% due 11/30/2028 (g)		3,145	164
4.000% due 08/24/2034 (g)		40,294	1,998

Mexico Government International Bond
4.625% due 05/04/2033	EUR	600	707
5.850% due 07/02/2032 (a)		$300	304

Peru Government International Bond
5.350% due 08/12/2040	PEN	100	24
5.400% due 08/12/2034		871	233
6.150% due 08/12/2032		10,337	3,018
6.900% due 08/12/2037		1,966	566
6.950% due 08/12/2031		7,618	2,338
7.300% due 08/12/2033		8,800	2,711
7.600% due 08/12/2039		3,600	1,084

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	33,200	1,725
8.000% due 01/31/2030		6,700	372
8.500% due 01/31/2037		21,100	1,038
8.875% due 02/28/2035		62,000	3,270
9.000% due 01/31/2040		4,600	225
10.500% due 12/21/2026		19,300	1,131

Romania Government International Bond
3.750% due 02/07/2034	EUR	760	766
5.125% due 09/24/2031		1,000	1,164
5.250% due 03/10/2030		1,600	1,927
5.250% due 05/30/2032		350	406
5.625% due 05/30/2037		400	444
6.250% due 09/10/2034		2,000	2,380

Russia Government International Bond
5.100% due 03/28/2035 «		$400	0
5.250% due 06/23/2047 «		1,600	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 04/04/2042		$2,000	$1,400

Turkiye Government International Bond
5.250% due 03/13/2030		600	572
7.625% due 04/26/2029		700	734
47.469% due 09/06/2028 ~	TRY	2,500	60
49.053% due 05/20/2026 ~		200	5
49.053% due 08/19/2026 ~		200	5
49.053% due 05/17/2028 ~		52,000	1,267

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		$43	8
7.650% due 04/21/2035 ^(c)		105	17
9.250% due 09/15/2027 ^(c)		143	29
9.250% due 05/07/2028 ^(c)		83	15
11.750% due 10/21/2026 ^(c)		10	2
11.950% due 08/05/2031 ^(c)		300	56

Total Sovereign Issues (Cost $58,971)			61,883

		SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (d)		133,771	156

iHeartMedia, Inc. ‘A’ (d)		31,404	55

iHeartMedia, Inc. ‘B’ «(d)		24,427	38

Windstream Services LLC «(d)		1,684	33

			282

FINANCIALS 0.1%

Intelsat Emergence SA «(i)		28,556	985

HEALTH CARE 0.1%

Amsurg Equity «(d)(i)		22,386	1,011

INDUSTRIALS 0.0%

Westmoreland Mining Holdings «(d)(i)		237	0

Westmoreland Mining LLC «(d)(i)		749	2

			2

Total Common Stocks (Cost $4,690)			2,280

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream - Exp. 04/08/2026 «		334	6

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «		398	1

Total Warrants (Cost $130)			7

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Cooperatieve Rabobank UA
6.500% due 12/29/2049 þ(h)		1,469,650	$1,976

Total Preferred Securities (Cost $2,144)			1,976

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Uniti Group, Inc.		1,155	5

Total Real Estate Investment Trusts (Cost $7)			5

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

NIGERIA TREASURY BILLS 0.4%
30.864% - 33.156% due 06/11/2026 - 06/29/2026 (e)(f)	NGN	6,633,245	3,487

U.S. TREASURY BILLS 0.1%
4.320% - 4.356% due 09/11/2025 - 09/16/2025 (e)(f)(m)		$793	786

Total Short-Term Instruments (Cost $4,092)			4,273

Total Investments in Securities (Cost $1,350,166)			1,348,566

		SHARES
INVESTMENTS IN AFFILIATES 9.1%

SHORT-TERM INSTRUMENTS 9.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%

PIMCO Short-Term Floating NAV Portfolio III		8,930,662	86,958

Total Short-Term Instruments (Cost $86,945)			86,958

Total Investments in Affiliates (Cost $86,945)			86,958

Total Investments 150.0% (Cost $1,437,111)			$1,435,524

Financial Derivative Instruments (j)(l) (0.5)% (Cost or Premiums, net $2,963)			(4,333)

Other Assets and Liabilities, net (49.5)%			(474,135)

Net Assets 100.0%			$957,056

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$935	$1,011	0.11%
Intelsat Emergence SA	06/19/2017 - 02/23/2024	2,094	985	0.10
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	269	208	0.02
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	3	2	0.00

		$3,302	$2,206	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Ginnie Mae, TBA	2.500%	07/01/2055	$300	$(250)	$(255)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2055	3,200	(2,505)	(2,534)

Total Short Sales (0.3)%				$(2,755)	$(2,789)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(9,934) at a weighted average interest rate of 4.450%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.750	07/25/2025	10	$10	$(2)	$(2)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	10	10	(2)	(3)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	4	4	(1)	(1)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	4	4	(1)	(1)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	3	3	(1)	(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	3	3	(2)	0

					$(9)	$(8)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	10	$10	$(3)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	10	10	(4)	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	10	10	(3)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	10	10	(3)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	20	20	(7)	(11)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	10	10	(3)	(4)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	10	10	(4)	(8)

					$(27)	$(25)

Total Written Options					$(36)	$(33)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	48	$3,621	$30	$0	$(17)
U.S. Treasury 2-Year Note September Futures	09/2025	75	15,602	60	4	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,382	150,638	1,663	184	0
U.S. Treasury 10-Year Note September Futures	09/2025	2,080	233,220	3,838	650	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	47	5,599	174	63	0
United Kingdom Long Gilt September Futures	09/2025	467	59,635	1,377	64	(205)

				$ 7,142	$965	$(222)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	11	$(2,649)	$42	$0	$(1)
3-Month SOFR Active Contract June Futures	09/2025	77	(18,416)	192	2	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,415)	30	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	9	(2,160)	42	0	0
Euro-Bobl September Futures	09/2025	27	(3,743)	17	8	(2)
Euro-Bund September Futures	09/2025	74	(11,345)	89	32	(3)
Japan Government 10-Year Bond September Futures	09/2025	1	(965)	(3)	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	54	(6,170)	(157)	0	(26)
U.S. Treasury Long-Term Bond September Futures	09/2025	188	(21,708)	(782)	0	(188)

				$(530)	$43	$(221)

Total Futures Contracts				$6,612	$1,008	$(443)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.115%	EUR	1,800	$51	$(32)	$19	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.241	$	900	11	(7)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431		200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.100		400	21	9	30	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089		2,000	8	10	18	0	0

							$90	$(16)	$74	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	828	$(27)	$30	$3	$1	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		4,324	(162)	187	25	8	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		400	(33)	34	1	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		1,600	(74)	67	(7)	3	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		400	(15)	11	(4)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		400	(12)	6	(6)	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		300	(11)	4	(7)	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		2,496	212	(126)	86	3	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,056	58	(4)	54	2	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		98	0	7	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		6,800	488	21	509	22	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		18,200	890	507	1,397	64	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		200	1	3	4	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		100	1	1	2	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		2,300	51	2	53	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		18,900	330	94	424	10	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly	06/20/2030	EUR	5,600	123	20	143	6	0

						$1,813	$871	$2,684	$124	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	24,500	$(297)	$(8)	$(305)	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	6	5	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		3,300	205	(20)	185	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		200	24	9	33	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(13)	(13)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	10	80	90	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	833	1,043	21	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	29	40	69	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	155	157	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	63	14	77	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		192,000	(40)	36	(4)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	255	324	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	48	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$	8,000	102	111	213	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	112	113	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	35	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	220	296	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	1,045	130	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(599)	(485)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	31	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(33)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(38)	(40)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	145	144	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(543)	(579)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(38)	(40)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	100	99	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(313)	(340)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(28)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(39)	(41)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	39	127	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	67	67	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(86)	(123)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(17)	(25)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	(16)	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		400	(1)	29	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,213	(130)	(161)	(291)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		1,300	(111)	164	53	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		29,180	204	(76)	128	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		1,100	(8)	14	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		800	(1)	(65)	(66)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		430	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		750	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		3,066	60	(280)	(220)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		14,450	74	(193)	(119)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		578	0	43	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		2,100	(6)	(135)	(141)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		300	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		500	(1)	(34)	(35)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,200	(3)	24	21	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		400	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		760	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		1,100	(35)	3	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	195	420	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	0	115	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,400	(257)	69	(188)	0	(18)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		15,320	(18)	(143)	(161)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		800	(71)	128	57	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		800	(45)	118	73	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		68,730	(601)	(137)	(738)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	(119)	348	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		2,800	(205)	437	232	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		1,600	(145)	258	113	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	2	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	(2)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,400	(3)	(21)	(24)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		800	(74)	130	56	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.430%	Semi-Annual	03/17/2030	$	800	$(42)	$118	$76	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,000	505	(243)	262	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		24,800	(996)	3,789	2,793	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		910	5	2	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,590	153	170	323	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,300	(5)	9	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		719	4	94	98	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,570	246	(236)	10	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		320	(15)	2	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		550	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		880	0	3	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		4,400	274	440	714	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,495	(498)	(558)	(1,056)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		49,300	456	(1,189)	(733)	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		1,790	0	29	29	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		800	(3)	106	103	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		900	(4)	120	116	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		600	(1)	(80)	(81)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		600	(1)	(78)	(79)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		400	(1)	(50)	(51)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		7,000	(143)	968	825	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		24,620	(294)	24	(270)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		400	(1)	(48)	(49)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		500	(1)	(62)	(63)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		400	(1)	(46)	(47)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		900	(5)	(89)	(94)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(77)	(80)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		10,100	393	(202)	191	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(247)	(259)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(120)	(126)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		15,070	(15)	(215)	(230)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	18	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	205	280	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(120)	(308)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(270)	(443)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	58	234	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		1,410	18	7	25	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	(24)	1,288	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	(4)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	(4)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	(5)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(5)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(4)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(9)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(7)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	(158)	282	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(5)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(69)	(86)	(155)	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(20)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	104	164	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(1)	(5)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		400	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		400	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(3)	19	16	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	19	16	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		800	(3)	33	30	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	24	22	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	25	22	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	17	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		400	(2)	17	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		300	(1)	13	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		400	(1)	18	17	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	13	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	26	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(16)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	(9)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	(7)	(9)	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2033	$	1,560	$(76)	$56	$(20)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	(4)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	2	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	2	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	2	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		400	(2)	3	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		800	(4)	17	13	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		400	(2)	2	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		400	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		400	(1)	15	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		400	(2)	16	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		400	(1)	17	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		700	(2)	27	25	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		400	(1)	15	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,300	(4)	49	45	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		400	(1)	16	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		700	(2)	32	30	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	(92)	120	28	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(12)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		400	(1)	(9)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		900	(3)	(6)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		700	(2)	(6)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		500	(2)	(2)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		500	(2)	0	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		500	(2)	6	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		500	(2)	3	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		500	(2)	5	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		500	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		700	(2)	12	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		500	(2)	11	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		700	(2)	14	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		500	(2)	8	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		500	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		500	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		500	(2)	8	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	16	12	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		300	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,100	(4)	16	12	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		500	(2)	6	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,000	(4)	23	19	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		500	(2)	16	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	12	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		800	(3)	34	31	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	24	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		500	(2)	23	21	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(10)	(12)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		500	(2)	(13)	(15)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		500	(2)	(12)	(14)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		500	(1)	(11)	(12)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		500	(1)	(10)	(11)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		500	(2)	(8)	(10)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,100	(4)	(20)	(24)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		900	(3)	(15)	(18)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		900	(3)	(17)	(20)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		900	(3)	(16)	(19)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		900	(3)	(19)	(22)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		3,100	(11)	(41)	(52)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,800	(6)	(21)	(27)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		600	(2)	10	8	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.793%	Annual	11/19/2034	$	900	$(4)	$10	$6	$3	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		300	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		210	5	(4)	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	9	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	12	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		900	(2)	16	14	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		900	(2)	26	24	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		600	(2)	21	19	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	11	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		600	(2)	22	20	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		600	(2)	(9)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		600	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(9)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,000	(3)	(21)	(24)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,200	(3)	(21)	(24)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,200	(6)	12	6	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		900	23	10	33	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	177	112	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	176	112	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		270	0	27	27	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		270	0	23	23	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		140	0	11	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,352	694	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,685	1,242	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	700	449	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	554	280	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(174)	(178)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	598	971	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	207	200	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,543)	(1,467)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(39)	(40)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(38)	(39)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		4,007	(8)	(98)	(106)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(28)	(30)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(31)	(33)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	49	45	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(11)	(13)	2	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	3,000	0	(31)	(31)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(54)	(54)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(53)	(53)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(52)	(52)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(61)	(61)	1	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(63)	(63)	1	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(38)	(38)	1	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(117)	(117)	2	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(114)	(114)	2	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(28)	(28)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(57)	(57)	1	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(94)	(94)	2	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(169)	(169)	3	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(130)	(130)	2	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(128)	(128)	2	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(103)	(103)	2	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		16,300	1	(9)	(8)	2	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		11,800	0	(3)	(3)	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,700	(1)	17	16	16	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		21,400	2	24	26	19	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	17,700	183	20	203	0	(4)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month AUD-BBR-BBSW	4.500%	Semi-Annual	06/18/2035	AUD	29,550	$395	$306	$701	$0	$(55)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	500	(1)	15	14	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	15	14	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	16	15	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	15	14	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(14)	(15)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	(8)	(9)	1	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		600	(1)	(4)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(5)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(4)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	3	2	1	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		300	(1)	3	2	1	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	91	114	0	(2)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	16	16	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	16	16	1	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	6	6	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	14	14	1	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	22	22	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	6	6	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	6	6	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	23	23	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		2,700	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		2,700	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		2,700	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		2,700	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		2,700	0	5	5	1	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		2,700	0	5	5	1	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		2,600	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		9,100	0	16	16	2	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,600	0	5	5	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,393)	(73)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(134)	(8)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	119	112	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	157	137	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	25	53	0	(3)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025	EUR	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	37	36	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	(9)	(10)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		41,790	(493)	420	(73)	0	(46)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(43)	(47)	0	(3)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	28	27	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	77	74	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	8	7	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	8	7	0	(1)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	2	(1)	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(4)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	2	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(1)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(4)	(5)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,300	(37)	(13)	(50)	0	(3)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	122	109	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	258	195	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	1,327	1,459	5	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		20,100	1,594	867	2,461	76	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029	MXN	4,600	0	13	13	1	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	17	17	1	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		8,000	0	25	25	1	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		21,100	0	65	65	3	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	199	39	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(41)	(41)	2	0
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(54)	(52)	2	0
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(80)	(89)	4	0
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(51)	(53)	2	0
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(111)	(114)	6	0
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(40)	(36)	3	0
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(73)	(81)	6	0

							$1,954	$9,199	$11,153	$533	$(1,145)

Total Swap Agreements							$3,857	$10,054	$13,911	$657	$(1,145)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,008	$657	$ 1,665	$ (33)	$ (443)	$ (1,145)	$ (1,621)

(k)

Securities with an aggregate market value of $10,761 and cash of $12,497 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 and liability of $(1) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	8,941		$1,241	$0	$(9)
	07/2025	EUR	420		492	0	(3)
	07/2025		$3,613	AUD	5,561	48	0
	07/2025		995	GBP	725	0	0
	07/2025		425	NZD	707	5	0
	08/2025	AUD	5,561		$3,615	0	(48)
	08/2025	CNH	14,393		2,003	0	(15)
	08/2025	GBP	725		995	0	0
	08/2025	NZD	707		426	0	(6)
	08/2025		$493	EUR	420	3	0

BOA	07/2025	EUR	40,995		$46,614	0	(1,677)
	07/2025	PEN	700		193	0	(5)
	07/2025		$406	IDR	6,628,027	2	0
	07/2025		893	KRW	1,217,775	7	0
	07/2025		156	SGD	200	1	0
	08/2025	SGD	199		$156	0	(1)
	08/2025	TWD	465		14	0	(2)

BPS	07/2025	BRL	2,226		407	0	(3)
	07/2025	THB	484		15	0	0
	07/2025	TRY	5,353		134	0	(1)
	07/2025	TWD	41,061		1,264	0	(150)
	07/2025		$400	BRL	2,226	10	0
	07/2025		699	IDR	11,411,184	4	0
	07/2025		60	THB	1,965	1	0
	07/2025		225	TWD	6,684	5	0
	08/2025	CNH	4,826		$676	0	(1)
	08/2025	TRY	3,414		82	0	(1)
	08/2025	TWD	45,767		1,400	0	(191)
	08/2025		$444	INR	38,630	5	0
	08/2025		44	JPY	6,300	0	0
	08/2025		49	TWD	1,619	7	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	BRL	29,050		$4,496	$0	$(729)
	05/2026		$116	KWD	35	0	0
	06/2026		84		26	0	0
	06/2027		41		12	0	0
	05/2029	KWD	175		$600	26	0
	07/2029		23		80	3	0
	05/2030		130		447	18	0

BRC	07/2025	GBP	725		997	2	0
	07/2025	ILS	4,952		1,422	0	(48)
	07/2025	KRW	76,730		56	0	(1)
	07/2025	TRY	14,328		354	0	(3)
	07/2025		$30,085	GBP	22,115	271	0
	07/2025		705	ILS	2,381	2	0
	07/2025		28	JPY	4,058	0	0
	07/2025		143	PLN	535	6	0
	07/2025		3,633	TRY	148,852	66	0
	07/2025		395	ZAR	7,120	7	0
	07/2025	ZAR	6,695		$369	0	(8)
	08/2025	GBP	21,398		29,118	0	(258)
	08/2025	PEN	1,902		516	0	(21)
	08/2025	TRY	63		1	0	0
	08/2025	TWD	47,067		1,446	0	(190)
	08/2025		$2,092	TRY	87,121	25	0
	09/2025	PEN	11,944		$3,270	0	(95)

BSH	07/2025	BRL	15,169		2,752	0	(40)
	07/2025	PEN	1,372		377	0	(11)
	07/2025		$2,780	BRL	15,169	12	0
	07/2025		577	PEN	2,071	8	0
	08/2025		2,752	BRL	15,284	39	0
	09/2025	PEN	701		$196	0	(2)
	09/2025		$97	PEN	351	2	0
	12/2025	PEN	1,378		$381	0	(6)

CBK	07/2025	KRW	5,719,338		4,168	0	(62)
	07/2025	PEN	6,710		1,824	0	(70)
	07/2025	THB	25,350		762	0	(18)
	07/2025	TWD	64,291		1,977	0	(237)
	07/2025		$650	EUR	569	20	0
	07/2025		282	IDR	4,588,451	1	0
	07/2025		2,122	PEN	7,577	17	0
	07/2025		4,169	TWD	123,954	98	0
	08/2025	CNH	2,847		$396	0	(3)
	08/2025	PEN	2,688		744	0	(13)
	08/2025	TWD	56,718		1,737	0	(235)
	08/2025		$3,328	INR	286,832	13	(1)
	09/2025	MXN	1,712		$89	0	(1)
	09/2025	PEN	8,682		2,410	0	(34)
	12/2025		3,444		930	0	(37)
	02/2026		2,109		574	0	(18)

DUB	07/2025	ILS	2,405		694	0	(20)
	07/2025	KRW	68,181		50	0	0
	07/2025	SGD	21		16	0	0
	07/2025		$40,213	EUR	34,663	619	0
	07/2025		50	IDR	814,830	0	0
	07/2025		187	TWD	5,574	4	0
	08/2025	EUR	34,587		$40,213	0	(618)
	08/2025		$1,543	INR	133,104	7	0

FAR	07/2025	AUD	5,561		3,588	0	(72)
	07/2025	BRL	73,101		13,274	0	(181)
	07/2025	CHF	1,995		2,423	0	(92)
	07/2025	CNH	4,548		633	0	(3)
	07/2025	JPY	1,278,729		8,785	0	(95)
	07/2025	SGD	52		40	0	(1)
	07/2025		$12,786	BRL	73,101	669	0
	07/2025		2,489	CHF	1,993	22	0
	07/2025		15,608	JPY	2,239,099	0	(59)
	07/2025		125	SGD	160	0	0
	08/2025	CHF	1,985		$2,489	0	(22)
	08/2025	CNH	5,094		712	0	(3)
	08/2025	SGD	184		145	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$737	INR	63,749	$5	$0
	08/2025		8,785	JPY	1,274,027	95	0
	09/2025		9,211	BRL	51,705	161	0
	09/2025		2,907	MXN	56,600	85	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	5,598		$1,525	0	(49)

GLM	07/2025	BRL	36,226		6,171	0	(497)
	07/2025	TWD	18,886		581	0	(70)
	07/2025		$6,623	BRL	36,226	45	0
	07/2025		67	IDR	1,086,306	0	0
	07/2025		49	SGD	62	0	0
	07/2025		358	TWD	11,653	43	0
	08/2025	CNH	4,344		$606	0	(3)
	08/2025	SGD	62		49	0	0
	09/2025		$1,682	BRL	9,471	35	0
	10/2025	BRL	4,600		$711	0	(116)
	04/2026		9,500		1,612	0	(22)

JPM	07/2025		17,674		3,239	0	(14)
	07/2025	CNH	8,617		1,194	0	(11)
	07/2025	GBP	22,104		29,778	0	(563)
	07/2025	KRW	307,232		225	0	(3)
	07/2025	NZD	707		421	0	(9)
	07/2025	SGD	1,378		1,073	0	(11)
	07/2025	TWD	41,564		1,278	0	(153)
	07/2025		$3,169	BRL	17,674	84	0
	07/2025		1,532	PLN	5,754	64	0
	07/2025		102	SGD	131	1	0
	07/2025		279	TWD	8,284	6	0
	07/2025	ZAR	6,327		$354	0	(3)
	08/2025	CNH	13,321		1,853	0	(15)
	08/2025	SGD	131		102	0	(1)
	08/2025	TWD	75,613		2,324	0	(305)
	08/2025		$497	INR	43,084	5	0
	08/2025		83	TWD	2,706	12	0
	04/2026	BRL	15,200		$2,565	0	(50)

MBC	07/2025	CAD	8,408		6,122	0	(53)
	07/2025	CNH	4,131		573	0	(5)
	07/2025	GBP	737		997	0	(14)
	07/2025	SGD	3,310		2,580	0	(23)
	07/2025	THB	12,725		384	0	(7)
	07/2025	TWD	19,782		607	0	(74)
	07/2025		$6,119	CAD	8,411	58	0
	07/2025		7,166	EUR	6,183	117	0
	07/2025		984	GBP	726	13	0
	07/2025		84	IDR	1,371,561	0	0
	07/2025		684	JPY	98,218	0	(2)
	07/2025		1,099	PLN	4,114	43	0
	07/2025		2,697	SGD	3,488	46	0
	07/2025		662	TWD	20,959	59	0
	08/2025	CAD	8,397		$6,119	0	(58)
	08/2025	CNH	7,046		979	0	(9)
	08/2025	SGD	3,480		2,697	0	(47)
	08/2025	TWD	31,458		971	0	(122)
	08/2025		$1,124	CNH	8,144	18	0
	08/2025		233	JPY	33,506	0	0

MYI	07/2025	JPY	994,558		$6,861	0	(45)
	07/2025		$350	JPY	50,581	1	0
	08/2025	CNH	5,192		$725	0	(3)
	08/2025		$6,861	JPY	990,901	45	0

NGF	07/2025		798	IDR	13,001,760	4	0
	08/2025		128	TRY	5,360	2	0

RBC	08/2025		582	CNH	4,245	13	0

SCX	07/2025	ILS	37		$11	0	0
	07/2025	JPY	111,735		774	0	(2)
	07/2025	TWD	1,480		51	0	0
	07/2025		$310	IDR	5,052,077	1	0
	07/2025		539	SGD	695	8	0
	07/2025		2,021	TWD	59,152	16	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	CNH	8,945		$1,252	$0	$(2)
	08/2025	SGD	693		539	0	(8)
	08/2025	TWD	11,075		339	0	(46)
	08/2025		$2,867	CNH	20,764	45	0
	08/2025		520	INR	44,660	0	0
	08/2025		774	JPY	111,323	2	0

UAG	07/2025	ILS	364		$101	0	(7)
	07/2025	KRW	58,228		43	0	0
	07/2025	THB	2,021		61	0	(1)
	07/2025		$228	JPY	33,003	1	0
	07/2025		43	KRW	58,257	0	0
	08/2025		1,456	CNH	10,513	18	0
	09/2025		209	MXN	4,056	5	0

Total Forward Foreign Currency Contracts						$3,211	$(7,843)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC EUR versus USD	$1.150	08/27/2025	4,800	$30	$21
	Put - OTC EUR versus USD	1.150	08/29/2025	19,300	120	85

					$150	$106

Total Purchased Options					$150	$106

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	600	$(2)	$(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	600	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	600	(2)	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	400	(1)	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	1,000	(4)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	1,000	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	700	(2)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	700	(2)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	600	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	600	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	600	(2)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	600	(2)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	600	(2)	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	07/02/2025	600	$(2)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	600	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	600	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	900	(3)	(2)

							$(92)	$(88)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	300	$(2)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	300	(1)	0

					$(3)	$0

Total Written Options					$(95)	$(88)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.337%	$300	$(27)	$25	$0	$(2)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	200	(9)	9	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	100	(2)	3	1	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	400	(14)	13	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	700	(4)	10	6	0
	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	1,400	(19)	25	6	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.000	1,070	0	6	6	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	0.000	459	0	3	3	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	400	(15)	14	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	200	(18)	17	0	(1)
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	300	(8)	10	2	0
	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.490	400	(3)	1	0	(2)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	100	(4)	4	0	0

JPM	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	1,400	(15)	21	6	0

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	300	(11)	10	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	400	(36)	33	0	(3)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	300	(5)	7	2	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	200	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	200	(2)	3	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	700	(31)	34	3	0

							$(228)	$254	$37	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$11,600	$(252)	$302	$50	$0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	32	55	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,200	(418)	424	6	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	6	7	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	0	1	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,775	(40)	92	52	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	40	40	0

						$(685)	$896	$211	$0

Total Swap Agreements						$(913)	$1,150	$248	$(11)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$56	$0	$0	$56	$(81)	$0	$0	$(81)	$(25)	$0	$(25)
BOA	10	0	0	10	(1,685)	(17)	0	(1,702)	(1,692)	1,507	(185)
BPS	79	0	0	79	(1,076)	0	(2)	(1,078)	(999)	895	(104)
BRC	379	0	1	380	(624)	0	0	(624)	(244)	311	67
BSH	61	0	0	61	(59)	0	0	(59)	2	(20)	18
CBK	149	0	12	161	(729)	(9)	(1)	(739)	(578)	781	203
DUB	630	0	9	639	(638)	0	0	(638)	1	0	1
FAR	1,037	0	0	1,037	(577)	(14)	0	(591)	446	(300)	146
GLM	123	106	0	229	(708)	(22)	0	(730)	(501)	581	80
GST	0	0	113	113	0	0	(4)	(4)	109	0	109
JPM	172	0	6	178	(1,138)	(6)	0	(1,144)	(966)	1,078	112
MBC	354	0	0	354	(414)	0	0	(414)	(60)	132	72
MYC	0	0	7	7	0	(15)	(4)	(19)	(12)	30	18
MYI	46	0	0	46	(48)	0	0	(48)	(2)	0	(2)
NGF	6	0	0	6	0	(5)	0	(5)	1	0	1
RBC	13	0	0	13	0	0	0	0	13	0	13
SAL	0	0	100	100	0	0	0	0	100	0	100
SCX	72	0	0	72	(58)	0	0	(58)	14	0	14
UAG	24	0	0	24	(8)	0	0	(8)	16	0	16

Total Over the Counter	$3,211	$106	$248	$3,565	$(7,843)	$(88)	$(11)	$(7,942)

(m)

Securities with an aggregate market value of $5,314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,008	$1,008
Swap Agreements	0	124	0	0	533	657

	$0	$124	$0	$0	$1,541	$1,665

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,211	$0	$3,211
Purchased Options	0	0	0	106	0	106
Swap Agreements	0	248	0	0	0	248

	$0	$248	$0	$3,317	$0	$3,565

	$0	$372	$0	$3,317	$1,541	$5,230

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	443	443
Swap Agreements	0	0	0	0	1,145	1,145

	$0	$0	$0	$0	$1,621	$1,621

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,843	$0	$7,843
Written Options	0	0	0	0	88	88
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$7,843	$88	$7,942

	$0	$11	$0	$7,843	$1,709	$9,563

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$94	$94
Futures	0	0	0	0	(873)	(873)
Swap Agreements	0	446	0	0	3,764	4,210

	$0	$446	$0	$0	$2,985	$3,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,971)	$0	$(2,971)
Written Options	0	0	0	90	237	327
Swap Agreements	0	388	0	0	0	388

	$0	$388	$0	$(2,881)	$237	$(2,256)

	$0	$834	$0	$(2,881)	$3,222	$1,175

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	1,394	0	0	0	6,431	7,825
Swap Agreements	0	511	0	0	(8,710)	(8,199)

	$1,394	$511	$0	$0	$(2,274)	$(369)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,465)	$0	$(7,465)
Purchased Options	0	0	0	(45)	0	(45)
Written Options	0	0	0	113	33	146
Swap Agreements	0	124	0	0	0	124

	$0	$124	$0	$(7,397)	$33	$(7,240)

	$1,394	$635	$0	$(7,397)	$(2,241)	$(7,609)

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,746	$9,179	$15,925
Corporate Bonds & Notes
Banking & Finance	0	41,927	310	42,237
Industrials	3,050	37,995	0	41,045
Utilities	0	17,720	0	17,720
Municipal Bonds & Notes
Illinois	0	49	0	49
New York	0	261	0	261
U.S. Government Agencies	0	548,797	0	548,797
U.S. Treasury Obligations	0	124,276	0	124,276
Non-Agency Mortgage-Backed Securities	0	174,857	0	174,857
Asset-Backed Securities
Automobile ABS Other	0	5,656	0	5,656
Automobile Sequential	0	31,735	0	31,735
CMBS Other	0	3,096	0	3,096
Home Equity Other	0	113,886	0	113,886
Whole Loan Collateral	0	15,204	0	15,204
Other ABS	0	143,398	0	143,398
Sovereign Issues	0	61,883	0	61,883
Common Stocks
Communication Services	211	0	71	282
Financials	0	0	985	985
Health Care	0	0	1,011	1,011
Industrials	0	0	2	2
Warrants
Communication Services	0	0	6	6
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	1,976	0	1,976
Real Estate Investment Trusts
Real Estate	5	0	0	5
Short-Term Instruments
Nigeria Treasury Bills	0	3,487	0	3,487
U.S. Treasury Bills	0	786	0	786

	$3,266	$1,333,735	$11,565	$1,348,566

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,958	$0	$0	$86,958

Total Investments	$90,224	$1,333,735	$11,565	$1,435,524

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,789)	$0	$(2,789)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	105	1,560	0	1,665
Over the counter	0	3,556	9	3,565

	$105	$5,116	$9	$5,230

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(230)	(1,391)	0	(1,621)
Over the counter	0	(7,942)	0	(7,942)

	$(230)	$(9,333)	$0	$(9,563)

Total Financial Derivative Instruments	$(125)	$(4,217)	$9	$(4,333)

Totals	$90,099	$1,326,729	$11,574	$1,428,402

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$2,326	$2,211	$(113)	$0	$0	$(34)	$4,789	$0	$9,179	$(35)
Corporate Bonds & Notes
Banking & Finance	0	291	0	0	0	19	0	0	310	19
Industrials	534	0	(551)	0	0	17	0	0	0	0
Non-Agency Mortgage-Backed Securities	4,010	0	(351)	0	0	(31)	0	(3,628)	0	0
Common Stocks
Communication Services	85	0	0	0	0	(14)	0	0	71	(14)
Financials	943	0	0	0	0	42	0	0	985	42
Health Care	1,026	0	0	0	0	(15)	0	0	1,011	(15)
Industrials	1	2	0	0	0	(1)	0	0	2	(1)
Warrants
Communication Services	14	4	(14)	0	0	2	0	0	6	2
Financials	1	0	0	0	0	0	0	0	1	0

	$8,940	$2,508	$(1,029)	$0	$0	$(15)	$4,789	$(3,628)	$11,565	$(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Schedule of Investments	PIMCO Income Portfolio	(Cont.)	June 30, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(2)

Financial Derivative Instruments - Assets
Over the counter	$0	$6	$0	$0	$0	$3	$0	$0	$9	$3

Totals	$8,940	$2,514	$(1,029)	$0	$0	$(12)	$4,789	$(3,628)	$11,574	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

					(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,301	Comparable Companies	EBITDA Multiple	X	16.470	—
	1,675	Discounted Cash Flow	Discount Rate		6.182-40.000	8.323
	2,200	Recent Transaction	Purchase Price		100.000	—
	3	Third Party Vendor	Broker Quote		39.500	—
Corporate Bonds & Notes
Banking & Finance	206	Proxy Pricing	Base Price		104.175	—
	104	Recent Transaction Price	Purchase Price		93.500	—
Common Stocks
Communication Services	33	Comparable Companies	EBITDA Multiple	X	4.864	—
	38	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Financials	985	Comparable Companies	EBITDA Multiple	X	5.200	—
Health Care	1,011	Comparable Companies	EBITDA Multiple	X	16.470	—
Industrials	2	Indicative Market Quotation	Broker Quote		0.625-2.344	2.210
Warrants
Communication Services	6	Comparable Companies	EBITDA Multiple	X	4.864	—
Financials	1	Option Pricing Model	Volatility		32.500	—

Financial Derivative Instruments - Assets
Over the counter	9	Indicative Market Quotation	Broker Quote		0.197-0.248	0.215

Total	$11,574

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Income Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Notes to Financial Statements	(Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

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hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable marketbased data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and

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Notes to Financial Statements	(Cont.)

asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the

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comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,713	$218,541	$(139,300)	$(8)	$12	$86,958	$433	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

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Notes to Financial Statements	(Cont.)

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

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other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date).

Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Portfolio invests in REITs, the Portfolio will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income

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represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

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Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash

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flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio

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would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective

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commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar

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investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Distribution Rate Risk is the risk that the Portfolio’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Portfolio performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of the Portfolio’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in

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Notes to Financial Statements	(Cont.)

litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M		Administrative Class	Advisor Class
0.25%	0.40%	0.40%	*	0.40%	0.40%

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M*	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2025.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary

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Notes to Financial Statements	(Cont.)

expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $4,660.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$3,774,828	$3,733,979	$93,251	$44,235

†	A zero balance may reflect actual amounts rounding to less than one thousand.

50	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	945	$9,433	3,496	$35,131

Administrative Class	7,354	73,413	10,869	108,138

Advisor Class	6,846	68,441	16,153	160,632
Issued as reinvestment of distributions

Institutional Class	226	2,268	424	4,212

Administrative Class	939	9,427	1,682	16,716

Advisor Class	1,098	11,025	1,909	18,980
Cost of shares redeemed

Institutional Class	(1,860)	(18,507)	(621)	(6,189)

Administrative Class	(2,188)	(21,892)	(2,711)	(26,945)

Advisor Class	(2,611)	(26,064)	(3,196)	(31,780)

Net increase (decrease) resulting from Portfolio share transactions	10,749	$107,544	28,005	$278,895

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 50% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$20,370	$19,323

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,437,319	$64,270	$(52,691)	$11,579

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EUR	Euro	MXN	Mexican Peso	TWD	Taiwanese Dollar

GBP	British Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar

IDR	Indonesian Rupiah	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0461	$0.0000	$0.0000	$0.0461

February 2025	$0.0417	$0.0000	$0.0000	$0.0417

March 2025	$0.0461	$0.0000	$0.0000	$0.0461

April 2025	$0.0460	$0.0000	$0.0000	$0.0460

May 2025	$0.0472	$0.0000	$0.0000	$0.0472

June 2025	$0.0426	$0.0000	$0.0000	$0.0426

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0448	$0.0000	$0.0000	$0.0448

February 2025	$0.0406	$0.0000	$0.0000	$0.0406

March 2025	$0.0449	$0.0000	$0.0000	$0.0449

April 2025	$0.0447	$0.0000	$0.0000	$0.0447

May 2025	$0.0459	$0.0000	$0.0000	$0.0459

June 2025	$0.0415	$0.0000	$0.0000	$0.0415

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0439	$0.0000	$0.0000	$0.0439

February 2025	$0.0398	$0.0000	$0.0000	$0.0398

March 2025	$0.0441	$0.0000	$0.0000	$0.0441

April 2025	$0.0439	$0.0000	$0.0000	$0.0439

May 2025	$0.0450	$0.0000	$0.0000	$0.0450

June 2025	$0.0407	$0.0000	$0.0000	$0.0407

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINCOMEFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has

2	PIMCO VARIABLE INSURANCE TRUST

indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	02/16/99	04/10/00	02/16/99	04/30/14	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$10.00	$0.17	$0.04	$0.21	$(0.19)	$0.00	$0.00	$(0.19)

12/31/2024	9.83	0.32	0.22	0.54	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.51	0.20	0.64	0.84	(0.07)	(0.26)	(0.19)	(0.52)

12/31/2022	10.75	0.16	(1.24)	(1.08)	(0.16)	0.00	0.00	(0.16)

12/31/2021	11.24	0.17	(0.37)	(0.20)	(0.19)	(0.10)	0.00	(0.29)

12/31/2020	11.32	0.17	0.45	0.62	(0.70)	0.00	0.00	(0.70)
Administrative Class

01/01/2025 - 06/30/2025+	10.00	0.16	0.04	0.20	(0.18)	0.00	0.00	(0.18)

12/31/2024	9.83	0.31	0.22	0.53	(0.36)	0.00	0.00	(0.36)

12/31/2023	9.51	0.19	0.64	0.83	(0.06)	(0.26)	(0.19)	(0.51)

12/31/2022	10.75	0.15	(1.24)	(1.09)	(0.15)	0.00	0.00	(0.15)

12/31/2021	11.24	0.15	(0.37)	(0.22)	(0.17)	(0.10)	0.00	(0.27)

12/31/2020	11.32	0.16	0.44	0.60	(0.68)	0.00	0.00	(0.68)
Advisor Class

01/01/2025 - 06/30/2025+	10.00	0.16	0.04	0.20	(0.18)	0.00	0.00	(0.18)

12/31/2024	9.83	0.30	0.22	0.52	(0.35)	0.00	0.00	(0.35)

12/31/2023	9.51	0.18	0.64	0.82	(0.05)	(0.26)	(0.19)	(0.50)

12/31/2022	10.75	0.14	(1.24)	(1.10)	(0.14)	0.00	0.00	(0.14)

12/31/2021	11.24	0.14	(0.37)	(0.23)	(0.16)	(0.10)	0.00	(0.26)

12/31/2020	11.32	0.15	0.44	0.59	(0.67)	0.00	0.00	(0.67)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.02	2.09%	$122,303	0.90	%*	0.90	%*	0.76	%*	0.76	%*	3.48	%*	352%

10.00	5.62	107,749	0.86		0.86		0.75		0.75		3.30		626

9.83	9.18	127,068	1.13		1.13		0.75		0.75		2.15		647

9.51	(10.02)	120,068	0.86		0.86		0.75		0.75		1.65		413

10.75	(1.81)	120,577	0.76		0.76		0.75		0.75		1.52		345

11.24	5.72	84,623	0.79		0.79		0.75		0.75		1.52		512

10.02	2.02	100,376	1.05	*	1.05	*	0.91	*	0.91	*	3.33	*	352

10.00	5.46	91,819	1.01		1.01		0.90		0.90		3.19		626

9.83	9.02	83,504	1.28		1.28		0.90		0.90		2.01		647

9.51	(10.15)	68,241	1.01		1.01		0.90		0.90		1.50		413

10.75	(1.96)	82,338	0.91		0.91		0.90		0.90		1.36		345

11.24	5.56	78,210	0.94		0.94		0.90		0.90		1.44		512

10.02	1.97	308,589	1.15	*	1.15	*	1.01	*	1.01	*	3.23	*	352

10.00	5.36	337,268	1.11		1.11		1.00		1.00		3.08		626

9.83	8.91	357,706	1.38		1.38		1.00		1.00		1.90		647

9.51	(10.24)	374,446	1.11		1.11		1.00		1.00		1.40		413

10.75	(2.05)	499,139	1.01		1.01		1.00		1.00		1.26		345

11.24	5.45	488,470	1.04		1.04		1.00		1.00		1.34		512

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$738,635
Investments in Affiliates	3,034
Financial Derivative Instruments
Exchange-traded or centrally cleared	919
Over the counter	4,186
Cash	1,070
Deposits with counterparty	10,724
Foreign currency, at value	4,095
Receivable for investments sold	63,951
Receivable for TBA investments sold	475,553
Receivable for Portfolio shares sold	1,602
Interest and/or dividends receivable	4,537
Dividends receivable from Affiliates	38
Total Assets	1,308,344

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$73,101
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,723
Over the counter	9,858
Payable for investments purchased	64,283
Payable for investments in Affiliates purchased	38
Payable for TBA investments purchased	625,803
Deposits from counterparty	1,580
Payable for Portfolio shares redeemed	288
Accrued investment advisory fees	105
Accrued supervisory and administrative fees	210
Accrued distribution fees	61
Accrued servicing fees	12
Foreign capital gains tax payable	14
Total Liabilities	777,076

Commitments and Contingent Liabilities^

Net Assets	$531,268

Net Assets Consist of:

Paid in capital	574,608
Distributable earnings (accumulated loss)	(43,340)

Net Assets	$531,268

Net Assets:

Institutional Class	$122,303
Administrative Class	100,376
Advisor Class	308,589

Shares Issued and Outstanding:

Institutional Class	12,206
Administrative Class	10,018
Advisor Class	30,798

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.02
Administrative Class	10.02
Advisor Class	10.02

Cost of investments in securities	$752,728
Cost of investments in Affiliates	$3,033
Cost of foreign currency held	$4,056
Proceeds received on short sales	$72,351
Cost or premiums of financial derivative instruments, net	$2,785

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$11,198
Dividends from Investments in Affiliates	140
Total Income	11,338

Expenses:

Investment advisory fees	648
Supervisory and administrative fees	1,297
Distribution and/or servicing fees - Administrative Class	70
Distribution and/or servicing fees - Advisor Class	394
Trustee fees	15
Interest expense	360
Miscellaneous expense	3
Total Expenses	2,787
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	2,782

Net Investment Income (Loss)	8,556

Net Realized Gain (Loss):

Investments in securities	(7,017)
Investments in Affiliates	(19)
Exchange-traded or centrally cleared financial derivative instruments	(2,506)
Over the counter financial derivative instruments	(6,453)
Short sales	6
Foreign currency	(1,032)

Net Realized Gain (Loss)	(17,021)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	33,628
Exchange-traded or centrally cleared financial derivative instruments	(2,163)
Over the counter financial derivative instruments	(12,687)
Foreign currency assets and liabilities	414

Net Change in Unrealized Appreciation (Depreciation)	19,192

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,727

* Foreign tax withholdings	$7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,556	$17,112
Net realized gain (loss)	(17,021)	16,198
Net change in unrealized appreciation (depreciation)	19,192	(4,697)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,727	28,613

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,106)	(4,109)
Administrative Class	(1,704)	(3,186)
Advisor Class	(5,613)	(12,146)

Total Distributions(a)	(9,423)	(19,441)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(6,872)	(40,614)

Total Increase (Decrease) in Net Assets	(5,568)	(31,442)

Net Assets:

Beginning of period	536,836	568,278
End of period	$531,268	$536,836

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.0%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030		$202	$161
1.000% due 07/09/2029		5	4

Total Argentina (Cost $148)			165

AUSTRALIA 3.1%

CORPORATE BONDS & NOTES 1.0%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$4,900	5,083

SOVEREIGN ISSUES 2.1%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	18

New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,549
2.000% due 03/08/2033		800	442

Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	818
2.000% due 08/22/2033		5,700	3,090

Treasury Corp. of Victoria
2.000% due 09/17/2035		1,200	603
2.250% due 09/15/2033		5,000	2,761
4.250% due 12/20/2032		1,200	782

			11,063

Total Australia (Cost $15,287)			16,146

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%

KBC Group NV
5.796% due 01/19/2029 •		$800	826

Total Belgium (Cost $800)			826

CANADA 6.8%

CORPORATE BONDS & NOTES 1.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$67	62

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	1,200	1,273

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$3,700	3,825

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	586

Toronto-Dominion Bank
4.814% due 07/16/2027		$2,100	2,135

			7,881

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	239	171
2.867% due 02/12/2055 ~		1,000	691

			862

SOVEREIGN ISSUES 5.1%

Canada Government Bond
1.500% due 12/01/2044 (e)		565	408
1.750% due 12/01/2053		910	452
2.750% due 03/01/2030		100	73
3.250% due 12/01/2033		5,300	3,913
4.000% due 03/01/2029		1,600	1,226

Export Development Canada
7.130% due 03/11/2029	INR	84,800	1,006

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of British Columbia
4.150% due 06/18/2034	CAD	3,700	$2,803

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	655
3.650% due 06/02/2033	CAD	8,800	6,499

Province of Quebec
3.600% due 09/01/2033		9,900	7,267
4.450% due 09/01/2034		1,100	850

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,300	2,197

			27,349

Total Canada (Cost $35,300)			36,092

CAYMAN ISLANDS 4.3%

ASSET-BACKED SECURITIES 4.0%

American Money Management Corp. CLO Ltd.
5.469% due 01/20/2035 •		$1,300	1,300

Anchorage Capital CLO Ltd.
5.369% due 01/20/2035 •		1,800	1,796

Bain Capital Credit CLO Ltd.
5.509% due 07/19/2034 •		1,600	1,604

BDS Ltd.
5.779% due 12/16/2036 •		820	821

Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		1,300	1,302

Carval CLO Ltd.
5.491% due 07/16/2031 •		535	536

CIFC Funding Ltd.
5.487% due 10/24/2030 •		554	555

Crestline Denali CLO Ltd.
5.561% due 04/20/2030 •		28	29

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		1,582	1,586

GPMT Ltd.
5.784% due 12/15/2036 •		1,061	1,038

KREF Ltd.
5.768% due 02/17/2039 •		1,306	1,308

LoanCore Issuer Ltd.
5.853% due 01/17/2037 •		1,391	1,395

MF1 Ltd.
5.668% due 02/19/2037 •		1,311	1,312

Northwoods Capital Ltd.
5.508% due 06/15/2031 •		870	869

OFSI BSL Ltd.
5.539% due 04/20/2034 •		2,100	2,102

Regatta Funding Ltd.
5.456% due 01/15/2033 •		1,558	1,558

Sandstone Peak Ltd.
5.536% due 10/15/2034 •		800	801

Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •		782	780

Venture CLO Ltd.
5.409% due 10/20/2034 •		600	599

			21,291

CORPORATE BONDS & NOTES 0.2%

Gaci First Investment Co.
5.250% due 01/29/2034		600	606

Sands China Ltd.
5.400% due 08/08/2028		500	504

			1,110

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		400	411

Total Cayman Islands (Cost $22,785)			22,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$600	$609

Total Chile (Cost $600)			609

CHINA 1.3%

SOVEREIGN ISSUES 1.3%

China Government International Bond
1.920% due 01/15/2055	CNY	11,500	1,605
3.530% due 10/18/2051		28,000	5,177

Total China (Cost $6,134)			6,782

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,725	221

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,165	535

Realkredit Danmark AS
1.500% due 10/01/2053		2,352	302

Total Denmark (Cost $1,242)			1,058

FRANCE 6.3%

CORPORATE BONDS & NOTES 0.7%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$600	607

BPCE SA
5.716% due 01/18/2030 •		1,400	1,442

Credit Agricole SA
5.862% due 01/09/2036 •		1,800	1,867

			3,916

SOVEREIGN ISSUES 5.6%

France Government International Bond
0.500% due 05/25/2072	EUR	1,000	324
0.750% due 02/25/2028		5,700	6,478
0.750% due 05/25/2052		2,750	1,544
2.750% due 10/25/2027		5,200	6,220
2.750% due 02/25/2030		10,400	12,378
3.000% due 06/25/2049		2,300	2,342
3.750% due 05/25/2056		300	334

			29,620

Total France (Cost $33,338)			33,536

GERMANY 0.6%

CORPORATE BONDS & NOTES 0.3%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	500	553
3.547% due 09/18/2031 •		$1,000	935

			1,488

SOVEREIGN ISSUES 0.3%

Republic of Germany
2.300% due 02/15/2033	EUR	1,600	1,869

Total Germany (Cost $3,241)			3,357

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
5.375% due 09/26/2030		$400	404
6.250% due 09/22/2032		900	941

Total Hungary (Cost $1,295)			1,345

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 3.4%

ASSET-BACKED SECURITIES 3.2%

Aurium CLO DAC
2.922% due 04/16/2030 •	EUR	457	$538

BBAM European CLO DAC
3.106% due 07/22/2034 •		2,000	2,350

CVC Cordatus Loan Fund DAC
2.929% due 10/15/2031 •		511	602
3.391% due 10/23/2034 •		446	526

CVC Cordatus Opportunity Loan Fund-R DAC
2.983% due 08/15/2033 •		1,079	1,268

Dryden Euro CLO DAC
2.939% due 04/15/2033 •		679	800

Grosvenor Place CLO DAC
0.000% due 01/15/2039 •		1,300	1,530

Hayfin Emerald CLO DAC
3.898% due 01/25/2037 •		1,200	1,415
3.914% due 01/22/2039 •		2,600	3,066

Jubilee CLO DAC
2.929% due 04/15/2031 •		486	570

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •		435	511

Palmer Square European Loan Funding DAC
3.259% due 01/15/2033 •		943	1,112

Rockford Tower Europe CLO DAC
3.561% due 04/24/2037 •		1,100	1,296

Sculptor European CLO DAC
3.329% due 10/15/2034 •		1,000	1,175

			16,759

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	585
3.000% due 10/29/2028		600	572

			1,157

Total Ireland (Cost $16,839)			17,916

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bond
4.500% due 01/17/2033		$400	383
5.500% due 03/12/2034		1,200	1,216

Total Israel (Cost $1,592)			1,599

ITALY 0.6%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	1,044

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$700	813

			1,857

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		900	909

Italy Government International Bond
6.000% due 08/04/2028	GBP	400	571

			1,480

Total Italy (Cost $3,328)			3,337

JAPAN 9.9%

CORPORATE BONDS & NOTES 0.5%

Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/2030 •		$2,000	2,052

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
2.329% due 01/22/2027		$500	$484

			2,536

SOVEREIGN ISSUES 9.4%

Japan Government International Bond
0.100% due 01/01/2026	JPY	530,000	3,674
0.100% due 03/10/2028 (e)		717,776	5,161
0.300% due 06/20/2046		620,000	2,818
0.400% due 06/20/2029		300,000	2,042
0.400% due 06/20/2040		453,500	2,494
0.500% due 09/20/2046		202,000	958
0.500% due 03/20/2049		428,000	1,895
0.700% due 12/20/2048		498,000	2,342
1.200% due 09/20/2035		920,000	6,219
1.500% due 09/20/2043		133,400	821
1.800% due 09/20/2044		180,000	1,148
1.800% due 03/20/2054		414,000	2,309
2.000% due 12/20/2044		545,000	3,584
2.200% due 06/20/2054		310,000	1,895
2.200% due 03/20/2064		440,000	2,457
2.300% due 12/20/2054		845,000	5,275
2.400% due 03/20/2045		217,000	1,517
2.400% due 03/20/2055		204,000	1,301

Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	2,097

			50,007

Total Japan (Cost $65,639)			52,543

JERSEY, CHANNEL ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Saranac CLO Ltd.
5.724% due 08/13/2031 •		$548	548

Total Jersey, Channel Islands (Cost $548)			548

MALAYSIA 1.8%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$400	261
4.550% due 04/21/2050		200	170
4.800% due 04/21/2060		200	172

			603

SOVEREIGN ISSUES 1.7%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	2,700	618
3.519% due 04/20/2028		30,997	7,440
3.582% due 07/15/2032		530	128

Malaysia Government Investment Issue
4.193% due 10/07/2032		2,860	713

			8,899

Total Malaysia (Cost $8,787)			9,502

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.850% due 07/02/2032 (b)		$200	203
6.625% due 01/29/2038 (b)		200	203

Total Mexico (Cost $400)			406

MULTINATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$800	802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Preferred Term Securities Ltd.
4.972% (US0003M + 0.400%) due 06/23/2035 ~		$258	$246

Total Multinational (Cost $1,041)			1,048

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$900	917

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		1,700	1,754
5.710% due 01/21/2033 •		900	937

Total Netherlands (Cost $3,500)			3,608

NEW ZEALAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Bank of New Zealand
3.708% due 12/20/2028	EUR	1,572	1,924

SOVEREIGN ISSUES 0.0%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	400	212

Total New Zealand (Cost $2,040)			2,136

PERU 1.2%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	1,900	570

SOVEREIGN ISSUES 1.1%

Peru Government International Bond
2.780% due 12/01/2060		$700	378
6.150% due 08/12/2032	PEN	4,700	1,372
6.900% due 08/12/2037		3,400	978
6.950% due 08/12/2031		2,241	688
7.300% due 08/12/2033		5,300	1,633
7.600% due 08/12/2039		3,200	964

			6,013

Total Peru (Cost $6,452)			6,583

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Republic of Poland Government International Bond
4.250% due 02/14/2043	EUR	300	355
4.625% due 03/18/2029		$500	508
4.875% due 02/12/2030		400	408
4.875% due 10/04/2033		400	398
5.125% due 09/18/2034		900	906
5.375% due 02/12/2035		300	306
5.500% due 04/04/2053		300	280

Total Poland (Cost $3,105)			3,161

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	263

Total Qatar (Cost $298)			263

ROMANIA 1.4%

SOVEREIGN ISSUES 1.4%

Romania Government International Bond
1.375% due 12/02/2029	EUR	140	144
1.750% due 07/13/2030		300	304
2.000% due 01/28/2032		100	96

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 04/14/2033	EUR	500	$452
2.124% due 07/16/2031		100	98
2.125% due 03/07/2028		400	454
2.625% due 12/02/2040		400	294
2.875% due 04/13/2042		800	588
3.750% due 02/07/2034		600	605
5.000% due 09/27/2026		700	848
5.125% due 09/24/2031		1,100	1,281
5.250% due 03/10/2030		400	482
5.250% due 05/30/2032		500	580
5.625% due 05/30/2037		500	555
6.250% due 09/10/2034		200	238
6.625% due 09/27/2029		300	381

Total Romania (Cost $7,845)			7,400

SAUDI ARABIA 2.1%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
6.375% due 06/02/2055		$300	300

SOVEREIGN ISSUES 2.0%

Saudi Government International Bond
3.250% due 10/22/2030		200	188
3.375% due 03/05/2032	EUR	600	704
3.750% due 03/05/2037		200	230
4.750% due 01/18/2028		$1,600	1,613
4.750% due 01/16/2030		4,800	4,850
4.875% due 07/18/2033		700	703
5.125% due 01/13/2028		1,400	1,424
5.375% due 01/13/2031		800	830

			10,542

Total Saudi Arabia (Cost $10,580)			10,842

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
2.050% due 09/23/2036	EUR	500	448
6.000% due 06/12/2034		$700	708

Total Serbia (Cost $1,260)			1,156

SINGAPORE 0.9%

SOVEREIGN ISSUES 0.9%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	479	379
2.750% due 03/01/2035		2,170	1,786
3.250% due 06/01/2054		2,981	2,791

Total Singapore (Cost $4,178)			4,956

SOUTH AFRICA 0.8%

SOVEREIGN ISSUES 0.8%

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	26,200	1,455
8.875% due 02/28/2035		54,300	2,864

Total South Africa (Cost $4,320)			4,319

SOUTH KOREA 2.2%

SOVEREIGN ISSUES 2.2%

Korea Government International Bond
1.375% due 06/10/2030	KRW	1,811,520	1,265
2.375% due 12/10/2028		5,299,000	3,907
2.625% due 06/10/2028		9,018,720	6,706

Total South Korea (Cost $12,463)			11,878

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 5.9%

CORPORATE BONDS & NOTES 0.2%

CaixaBank SA
6.684% due 09/13/2027 •		$800	$819

SOVEREIGN ISSUES 5.7%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	243

Spain Government International Bond
0.000% due 01/31/2028 (d)		4,150	4,637
1.450% due 10/31/2071		1,600	873
2.400% due 05/31/2028		2,850	3,380
2.500% due 05/31/2027		800	951
2.700% due 01/31/2030		3,123	3,719
3.150% due 04/30/2035		4,010	4,717
3.200% due 10/31/2035		2,000	2,350
3.450% due 07/30/2066		300	309
3.500% due 01/31/2041		1,300	1,499
3.550% due 10/31/2033		6,300	7,726

			30,404

Total Spain (Cost $29,554)			31,223

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

UBS Group AG
3.091% due 05/14/2032 •		$500	454
3.869% due 01/12/2029 •		800	788
4.194% due 04/01/2031 •		1,200	1,175
5.617% due 09/13/2030 •		700	727
6.373% due 07/15/2026 •		600	601
6.537% due 08/12/2033 •		1,500	1,632

Total Switzerland (Cost $5,264)			5,377

THAILAND 1.2%

SOVEREIGN ISSUES 1.2%

Thailand Government International Bond
2.410% due 03/17/2035	THB	15,560	513
2.500% due 11/17/2029		147,710	4,752
3.775% due 06/25/2032		38,570	1,364

Total Thailand (Cost $6,096)			6,629

UNITED ARAB EMIRATES 0.5%

CORPORATE BONDS & NOTES 0.2%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	200
5.000% due 05/06/2035		200	200

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		400	416

			816

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		1,700	1,696

Total United Arab Emirates (Cost $2,464)			2,512

UNITED KINGDOM 5.7%

CORPORATE BONDS & NOTES 2.9%

Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,760
5.690% due 03/12/2030 •		$200	207
6.496% due 09/13/2027 •		2,000	2,045

HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	992
4.583% due 06/19/2029 •		800	801

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,400	1,425

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Building Society
2.972% due 02/16/2028 •		$1,200	$1,172

NatWest Group PLC
5.778% due 03/01/2035 •		2,000	2,078

NatWest Markets PLC
0.125% due 11/12/2025	EUR	800	935

Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,360
6.187% due 07/06/2027 •		1,400	1,422
6.296% due 07/06/2034 •		1,400	1,492

			15,689

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Eurohome U.K. Mortgages PLC
4.508% due 06/15/2044 •	GBP	40	55

Eurosail-U.K. PLC
5.308% due 06/13/2045 •		94	129

Mansard Mortgages PLC
5.008% due 12/15/2049 •		34	46

Newgate Funding PLC
4.517% due 12/01/2050 •		115	156
5.358% due 12/15/2050 •		133	179

RMAC Securities PLC
4.508% due 06/12/2044 •		210	283

Stratton Mortgage Funding PLC
5.389% due 06/20/2060 •		2,819	3,877

			4,725

SOVEREIGN ISSUES 1.9%

United Kingdom Gilt
0.625% due 10/22/2050		1,300	656
1.250% due 07/31/2051		2,100	1,261
1.500% due 07/31/2053		1,100	686
1.750% due 01/22/2049		1,300	955
3.250% due 01/22/2044		900	959
4.250% due 12/07/2040		1,200	1,527
4.375% due 07/31/2054		2,700	3,213
5.375% due 01/31/2056		500	697

			9,954

Total United Kingdom (Cost $34,412)			30,368

UNITED STATES 73.6%

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp. Home Equity Loan Trust
4.714% due 07/25/2036 •		$855	642

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.374% due 06/25/2029 •		1	1

Argent Mortgage Loan Trust
4.914% due 05/25/2035 •		847	759

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.194% due 02/25/2036 •		1,143	924

Citigroup Mortgage Loan Trust
4.754% due 12/25/2036 •		351	192

Citigroup Mortgage Loan Trust, Inc.
4.824% due 06/25/2037 •		799	798
4.954% due 03/25/2036 •		268	244
5.424% due 07/25/2035 •		1,119	1,074

Countrywide Asset-Backed Certificates
4.714% due 03/25/2037 •		917	838

Countrywide Asset-Backed Certificates Trust
3.685% due 04/25/2035 •		165	163
4.388% due 08/25/2035 ~		70	66
4.574% due 07/25/2037 •		164	153
4.694% due 12/25/2036 •		224	205
4.714% due 06/25/2035 •		191	174
4.714% due 06/25/2037 •		243	231
4.714% due 06/25/2047 •		785	730

First Franklin Mortgage Loan Trust
4.549% due 07/25/2036 •		396	388

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
5.079% due 11/25/2035 •		$825	$801
5.154% due 11/25/2035 •		1,000	847

Home Equity Mortgage Loan Asset-Backed Trust
4.674% due 04/25/2037 •		376	255

HSI Asset Securitization Corp. Trust
4.954% due 04/25/2037 •		567	282

Long Beach Mortgage Loan Trust
4.994% due 10/25/2034 •		11	11

Merrill Lynch Mortgage Investors Trust
4.734% due 08/25/2037 •		954	468

Morgan Stanley ABS Capital, Inc. Trust
4.564% due 10/25/2036 •		83	74

Morgan Stanley Home Equity Loan Trust
4.534% due 12/25/2036 •		705	337
4.664% due 04/25/2037 •		560	290

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ		128	28

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.869% due 03/25/2036 •		104	104

NovaStar Mortgage Funding Trust
4.694% due 03/25/2037 •		453	294

Option One Mortgage Loan Trust
4.714% due 01/25/2037 •		269	173

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	194
5.675% due 06/25/2037 þ		1,053	262
5.731% due 11/25/2036 þ		967	321
6.984% due 12/25/2032 •		88	75

Residential Asset Mortgage Products Trust
4.874% due 12/25/2035 •		177	160
4.894% due 12/25/2035 •		611	509

Residential Asset Securities Corp. Trust
4.684% due 11/25/2036 •		1,419	1,270

Saxon Asset Securities Trust
6.184% due 12/25/2037 •		258	225

SMB Private Education Loan Trust
5.754% due 02/16/2055 •		746	752

Soundview Home Loan Trust
4.584% due 06/25/2037 •		52	34
4.934% due 11/25/2036 •		898	850

Structured Asset Investment Loan Trust
4.694% due 07/25/2036 •		284	209
5.054% due 01/25/2036 •		575	541

Terwin Mortgage Trust
5.374% due 11/25/2033 •		14	13

			16,961

CORPORATE BONDS & NOTES 6.7%

American Airlines Pass-Through Trust
3.000% due 04/15/2030		179	170

Bank of America Corp.
1.898% due 07/23/2031 •		100	88
4.244% due 04/24/2038 •		600	547
5.202% due 04/25/2029 •		1,300	1,329
5.365% due 01/24/2031 ~		1,600	1,596

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	299

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	600	711

Boeing Co.
6.259% due 05/01/2027		$600	618

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		600	615

Charter Communications Operating LLC
3.950% due 06/30/2062		900	580

Citigroup, Inc.
6.800% due 06/25/2038	GBP	300	459

Credit Suisse AG AT1 Claim		$300	36

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$400	$397

GA Global Funding Trust
2.250% due 01/06/2027		400	386
5.400% due 01/13/2030		1,100	1,130

Glencore Funding LLC
5.186% due 04/01/2030		800	816
5.371% due 04/04/2029		1,300	1,333

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	878
3.500% due 01/23/2033 •		1,200	1,426
5.016% due 10/23/2035 •		$1,100	1,087
5.536% due 01/28/2036 •		500	513
5.727% due 04/25/2030 •		800	833
6.484% due 10/24/2029 •		1,400	1,485

JPMorgan Chase & Co.
5.012% due 01/23/2030 •		1,700	1,732
5.502% due 01/24/2036 •		1,300	1,340

Morgan Stanley
2.664% due 03/19/2027 ~	EUR	1,300	1,534
4.654% due 10/18/2030 •		$400	401
5.367% due 04/13/2028 ~		2,000	2,012
5.656% due 04/18/2030 •		1,200	1,247
6.407% due 11/01/2029 •		500	530

Organon & Co.
2.875% due 04/30/2028	EUR	200	230

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	95
4.000% due 12/01/2046		100	72
4.200% due 03/01/2029		600	586
4.550% due 07/01/2030		200	195

PacifiCorp
5.300% due 02/15/2031		600	618

PNC Financial Services Group, Inc.
5.575% due 01/29/2036 •		1,600	1,650

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		600	607

Wells Fargo & Co.
4.808% due 07/25/2028 •		1,600	1,614
5.198% due 01/23/2030 •		1,200	1,229
5.211% due 12/03/2035 •		1,100	1,105
6.303% due 10/23/2029 •		900	951

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	504

			35,762

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Avolon TLB Borrower 1 U.S. LLC
6.071% (TSFR1M + 1.750%) due 06/24/2030 ~		1,155	1,158

Charter Communications Operating LLC
6.548% (TSFR3M + 2.250%) due 12/15/2031 ~		549	550

			1,708

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026		600	587

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		265	271

			858

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

Banc of America Mortgage Trust
5.056% due 02/25/2036 ~		14	13

Bear Stearns ALT-A Trust
4.053% due 03/25/2036 ~		47	38
4.192% due 08/25/2036 ~		23	11
4.754% due 02/25/2034 •		10	10
4.905% due 09/25/2035 ~		11	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.907% due 11/25/2035 ~	$10	$7

Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~	10	8

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	1,058	949

Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~	19	16

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	1,548	1,320

Citigroup Mortgage Loan Trust, Inc.
4.784% due 10/25/2035 •	927	410
6.080% due 09/25/2035 •	1	1

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.841% due 09/25/2035 ~	71	64

Countrywide Alternative Loan Trust
4.852% due 03/20/2046 •	26	24
4.994% due 02/25/2037 •	19	16
5.250% due 06/25/2035	3	2
5.399% due 12/25/2035 •	18	16
5.899% due 11/25/2035 •	4	3

Countrywide Home Loan Mortgage Pass-Through Trust
4.894% due 05/25/2035 •	9	8
5.074% due 03/25/2035 •	16	15
5.094% due 02/25/2035 •	2	2
5.138% due 11/25/2034 ~	2	2
5.500% due 01/25/2035	150	152

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	573	398
5.863% due 02/25/2037 ~	143	32

Deutsche Alt-A Securities Mortgage Loan Trust
5.934% due 10/25/2047 •	432	331

Extended Stay America Trust
5.506% due 07/15/2038 •	1,372	1,374

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	2,609	2,129

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	304	248
2.500% due 04/25/2052 ~	375	306

GSR Mortgage Loan Trust
4.729% due 01/25/2036 ~	11	11
4.764% due 12/25/2034 •	4	4
6.902% due 04/25/2035 ~	27	27

IndyMac INDX Mortgage Loan Trust
4.854% due 05/25/2046 •	195	177
4.914% due 07/25/2035 •	7	7

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,767	3,211
3.000% due 03/25/2052 ~	2,486	2,125
3.000% due 05/25/2052 ~	3,254	2,782
4.154% due 07/27/2037 ~	26	24
5.537% due 02/25/2036 ~	9	6

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,400	1,325

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •	1	1

MFA Trust
1.381% due 04/25/2065 ~	204	198
1.947% due 04/25/2065 ~	74	72

Morgan Stanley Capital Trust
5.595% due 12/15/2038 •	1,700	1,636

Morgan Stanley Mortgage Loan Trust
6.075% due 06/25/2036 ~	8	8

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	528	508
2.750% due 11/25/2059 ~	466	447
6.864% due 10/25/2063	467	472

OBX Trust
3.000% due 01/25/2052 ~	1,573	1,339
7.159% due 10/25/2063 þ	881	897

One New York Plaza Trust
5.376% due 01/15/2036 •	1,600	1,556

Residential Accredit Loans, Inc. Trust
4.584% due 02/25/2047 •	20	6

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.794% due 06/25/2046 •	$231	$50
4.854% due 04/25/2046 •	369	94
5.397% due 10/25/2037 ~	134	108
6.000% due 06/25/2036	302	248

Structured Asset Mortgage Investments Trust
4.854% due 05/25/2036 •	4	3
4.874% due 05/25/2036 •	33	27
4.874% due 09/25/2047 •	43	38
4.894% due 05/25/2045 •	6	6
5.132% due 03/19/2034 •	1	1
5.899% due 08/25/2047 •	16	13

Structured Asset Securities Corp.
4.714% due 01/25/2036 •	153	128

Structured Asset Securities Corp. Mortgage Loan Trust
4.724% due 10/25/2036 •	295	247

TBW Mortgage-Backed Trust
6.470% due 09/25/2036	189	4

Thornburg Mortgage Securities Trust
5.999% due 06/25/2047 •	7	6

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	579	526
2.710% due 01/25/2060 ~	420	403
2.900% due 10/25/2059 ~	1,613	1,550
5.434% due 05/25/2058 •	178	182

UWM Mortgage Trust
3.000% due 01/25/2052 ~	481	409

Verus Securitization Trust
5.218% due 09/25/2069 ~	1,331	1,331

Wachovia Mortgage Loan Trust LLC
7.482% due 10/20/2035 ~	12	12

WaMu Mortgage Pass-Through Certificates Trust
4.182% due 02/27/2034 •	1	1
4.385% due 04/25/2035 ~	7	6
4.475% due 12/25/2036 ~	61	54
5.054% due 01/25/2045 •	17	16
5.064% due 03/25/2035 ~	10	10
5.379% due 06/25/2046 •	13	12
5.399% due 02/25/2046 •	31	28
5.776% due 03/25/2033 ~	2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
5.339% due 07/25/2046 •	14	9

		30,274

U.S. GOVERNMENT AGENCIES 49.2%

Fannie Mae
3.000% due 03/01/2060	436	376
3.500% due 01/01/2059	789	706
4.770% due 09/25/2042 •	5	5
4.820% due 06/25/2036 •	6	6
5.465% due 03/25/2055 •	1,144	1,144
5.697% due 10/01/2044 •	3	3
6.000% due 07/25/2044	3	3
6.009% due 12/01/2034 •	1	1
6.782% due 05/25/2035 ~	2	2
7.037% due 11/01/2034 •	5	5

Freddie Mac
2.053% due 01/15/2038 ~(a)	81	4
4.814% due 01/15/2038 •	81	80
4.918% due 12/15/2032 •	1	1
5.018% due 12/15/2037 •	2	2
5.245% due 11/25/2054 •	1,982	1,978
5.599% due 10/25/2044 •	12	11
5.705% due 03/25/2055 •	3,317	3,332
6.725% due 04/01/2035 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	$3,519	$3,117
3.500% due 12/20/2054	8,799	8,017
5.246% due 05/20/2066 - 06/20/2066 •	876	878
5.296% due 11/20/2066 •	177	178

Ginnie Mae, TBA
2.500% due 08/01/2055	2,500	2,124
3.000% due 08/01/2055	14,100	12,471
3.500% due 07/01/2055	11,600	10,548
6.500% due 07/01/2055 - 08/01/2055	12,400	12,707

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,176	1,810
3.000% due 10/01/2049 - 05/01/2051	943	818
3.500% due 11/01/2030 - 07/01/2050	1,045	971
4.000% due 06/01/2050	348	327
4.500% due 08/01/2033 - 04/01/2053	321	310
5.500% due 06/01/2053 - 09/01/2053	11,764	11,785
6.000% due 03/01/2054 - 08/01/2054	527	537
6.500% due 12/01/2053	226	234

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	5,500	4,760
4.000% due 08/01/2055	250	232
5.000% due 08/01/2055	50,400	49,367
6.000% due 08/01/2055	39,600	40,206
6.500% due 07/01/2055 - 08/01/2055	89,700	92,495

		261,558

U.S. TREASURY OBLIGATIONS 8.3%

U.S. Treasury Bonds
2.250% due 08/15/2049 (i)	1,300	816
2.375% due 11/15/2049 (i)	700	451
3.000% due 02/15/2048 (i)	1,000	743
3.000% due 08/15/2048 (i)	500	370
3.375% due 11/15/2048 (i)	2,600	2,058
4.125% due 08/15/2044	3,875	3,551
4.500% due 11/15/2054	12,300	11,725
4.625% due 02/15/2055	5,700	5,550
4.750% due 05/15/2055	300	298

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025	124	123
0.125% due 07/15/2031	2,513	2,314
0.125% due 01/15/2032	1,041	944
0.500% due 01/15/2028 (g)(i)	7,802	7,659
0.625% due 07/15/2032	331	309
1.125% due 01/15/2033 (i)	4,307	4,118
3.875% due 04/15/2029 (g)(i)	976	1,065

U.S. Treasury Notes
3.500% due 02/15/2033 (i)	700	675
4.000% due 02/29/2028 (i)	700	705
4.375% due 05/15/2034 (i)	600	610

		44,084

Total United States (Cost $395,230)		391,205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

COMMERCIAL PAPER 0.7%

Air Lease Corp.
4.840% due 07/15/2025		$250	$249

Alimentation Couche-Tard, Inc.
4.640% due 07/29/2025		250	249
4.640% due 07/30/2025		500	498

Amrize Finance U.S. LLC
4.670% due 07/16/2025		500	499

Canadian Natural Resources Ltd.
4.900% due 08/06/2025 (b)		250	249

CBRE Services, Inc.
4.690% due 07/10/2025		250	250

Crown Castle, Inc.
5.030% due 07/22/2025		250	249

CVS Health Corp.
4.920% due 07/14/2025		250	250
4.920% due 07/15/2025		250	249

Dominion Energy, Inc.
4.600% due 07/18/2025		250	249
4.600% due 07/21/2025		250	249

Jones Lang LaSalle Finance BV
4.720% due 07/09/2025		250	250
4.720% due 07/14/2025		250	250

			3,740

NIGERIA TREASURY BILLS 0.3%
31.522% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	2,549,052	1,349

U.S. TREASURY BILLS 0.1%
4.351% due 07/17/2025 - 09/11/2025 (c)(d)(i)		$305	303

Total Short-Term Instruments (Cost $5,323)			5,392

Total Investments in Securities (Cost $752,728)			738,635

		SHARES
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III		311,580	3,034

Total Short-Term Instruments (Cost $3,033)			3,034

Total Investments in Affiliates (Cost $3,033)			3,034

Total Investments 139.6% (Cost $755,761)			$741,669

Financial Derivative Instruments (f)(h) (1.2)% (Cost or Premiums, net $2,785)			(6,476)

Other Assets and Liabilities, net (38.4)%			(203,925)

Net Assets 100.0%			$531,268

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (13.8)%
U.S. Government Agencies (13.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2040	$10,800	$(9,701)	$(9,871)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2055	47,950	(37,521)	(37,969)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2055	5,400	(4,445)	(4,479)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	3,400	(3,042)	(3,061)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	800	(763)	(765)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2055	11,700	(11,622)	(11,690)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2055	5,100	(5,257)	(5,266)

Total Short Sales (13.8)%				$(72,351)	$(73,101)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(14,002) at a weighted average interest rate of 4.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.000	07/25/2025	8	$8	$(3)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	24	24	(6)	(3)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	8	8	(3)	(4)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	24	24	(8)	(11)

Total Written Options					$(20)	$(18)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	181	$12,835	$42	$0	$(11)
Canada Government 5-Year Bond September Futures	09/2025	45	3,771	24	4	0
Canada Government 10-Year Bond September Futures	09/2025	109	9,765	84	22	0
Euro-BTP September Futures	09/2025	398	56,728	189	89	(108)
Euro-Buxl 30-Year Bond September Futures	09/2025	15	2,098	(40)	0	(6)
Euro-Schatz September Futures	09/2025	180	22,740	(40)	6	(20)
U.S. Treasury 2-Year Note September Futures	09/2025	50	10,401	46	3	0
U.S. Treasury 5-Year Note September Futures	09/2025	417	45,453	524	55	0
U.S. Treasury 10-Year Note September Futures	09/2025	63	7,064	120	20	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	238	27,195	570	115	0
United Kingdom Long Gilt September Futures	09/2025	116	14,813	341	16	(51)

				$1,860	$330	$(196)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	469	$(35,380)	$(322)	$163	$0
Euro-Bobl September Futures	09/2025	244	(33,824)	127	72	(23)
Euro-Bund September Futures	09/2025	208	(31,889)	232	91	(7)
Euro-Oat September Futures	09/2025	139	(20,277)	20	44	(10)
Japan Government 10-Year Bond September Futures	09/2025	55	(53,096)	(157)	73	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	203	(25,812)	40	33	(21)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	34	(4,050)	(172)	0	(46)

				$(232)	$476	$(107)

Total Futures Contracts				$1,628	$806	$(303)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	4,900	$(25)	$(25)	$(50)	$0	$(5)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		6,400	(9)	(40)	(49)	0	(5)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	12,340	(270)	(44)	(314)	0	(12)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035		8,200	(19)	(28)	(47)	0	(12)

						$(323)	$(137)	$(460)	$0	$(34)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	9,400	$210	$5	$215	$5	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		31,500	603	104	707	17	0

						$813	$109	$922	$22	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	10,700	$1	$3	$4	$2	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		15,600	(36)	(225)	(261)	0	(3)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		35,700	110	362	472	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		9,400	(202)	85	(117)	0	(9)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		18,000	75	9	84	12	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,900	125	(18)	107	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		400	(61)	(4)	(65)	0	(1)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	79,930	(2)	(9)	(11)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	3,360,000	4	33	37	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		929,700	(21)	(53)	(74)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		160,000	4	1	5	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,670,000	(197)	(471)	(668)	0	(16)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(73)	(182)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,730,000	(38)	51	13	0	(19)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(33)	(65)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	(11)	(16)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	(74)	(88)	0	(19)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,410,000	(121)	(48)	(169)	0	(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		80,000	0	2	2	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		510,000	(237)	(262)	(499)	0	(19)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		104,900	(134)	(124)	(258)	0	(4)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	13,540	(12)	(491)	(503)	0	(15)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		1,700	(23)	(28)	(51)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		$7,800	16	(19)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		64,740	442	(392)	50	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		20,900	166	(187)	(21)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		5,500	0	(10)	(10)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	(18)	(18)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.965%	Annual	11/30/2026		$18,600	$0	$341	$341	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(105)	45	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,050	566	(195)	371	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,100	0	(57)	(57)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	(53)	(53)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		59,798	(34)	(593)	(627)	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		50,530	2,296	(1,193)	1,103	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		600	0	(12)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,200	85	(35)	50	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	(12)	(18)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		2,800	0	(46)	(46)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		1,803	(2)	(26)	(28)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	(52)	(52)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,300	0	(20)	(20)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		800	0	(13)	(13)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,300	0	(22)	(22)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		17,290	491	(643)	(152)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	(20)	(29)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	15	12	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	8	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		400	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,600	(6)	25	19	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,600	(6)	19	13	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,300	(5)	35	30	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		27,224	(25)	(520)	(545)	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,200	(4)	(17)	(21)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		20,190	1,370	(606)	764	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(15)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,400	(4)	(24)	(28)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		3,400	189	(64)	125	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		400	3	14	17	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	361	1,164	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		3,400	(25)	(70)	(95)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,160	251	13	264	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,300	(266)	239	(27)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	100	(12)	88	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		1,600	0	(1)	(1)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		500	0	(2)	(2)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,200	0	(7)	(7)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		600	0	(4)	(4)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		1,400	0	(18)	(18)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		3,010	0	(101)	(101)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		790	0	(29)	(29)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,100	0	59	59	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	8	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,100	0	23	23	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		600	0	13	13	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,100	0	30	30	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,340	166	(6)	160	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	44	(9)	35	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		986	4	(7)	(3)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		674	(12)	(6)	(18)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,171	(1)	(9)	(10)	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		457	(5)	(3)	(8)	0	(4)
Pay(5)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	40,900	(230)	5	(225)	7	(1)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	42	40	0	(6)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,300	12	43	55	0	(4)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	75	62	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	18	18	0	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	467,800	(213)	304	91	0	(31)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	3,300	(5)	96	91	0	(3)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	16	15	0	(1)
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050		900	(64)	(385)	(449)	0	(3)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035	KRW	7,829,270	51	17	68	1	0
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		3,411,780	(16)	(13)	(29)	1	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,700	31	80	111	0	(2)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	61	60	3	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030	AUD	1,800	2	20	22	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		16,500	259	3	262	0	(15)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	65	267	332	0	(22)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CZK-PRIBOR	1.913%	Annual	01/30/2029	CZK	13,900	$0	$(42)	$(42)	$0	$(2)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	260	422	0	(3)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(26)	(31)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(47)	(57)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(29)	(38)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(41)	(49)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(19)	(23)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		4,400	(2)	1	(1)	1	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,150	0	(13)	(13)	0	(2)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(25)	(25)	0	(8)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		8,800	(1)	(13)	(14)	0	(13)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		8,100	10	22	32	0	(11)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		79,160	(961)	822	(139)	0	(87)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		8,790	(115)	(21)	(136)	9	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		52,520	(2,095)	85	(2,010)	0	(106)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(450)	(333)	0	(19)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(413)	(208)	0	(8)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	371	371	2	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		7,100	0	358	358	8	0
Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		3,400	0	153	153	4	0
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		1,200	0	52	52	1	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		3,370	285	128	413	13	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	4,300	(8)	45	37	3	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	295	(148)	5	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		1,500	20	0	20	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(120)	(72)	0	(5)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	3	(3)	0	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		700	3	(9)	(6)	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		4,600	(4)	(81)	(85)	0	(8)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		7,000	28	(202)	(174)	0	(12)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(93)	(96)	0	(6)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	(4)	(4)	0	(4)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(64)	(48)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		2,100	0	(12)	(12)	0	(4)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		1,000	(24)	5	(19)	0	(2)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		900	6	5	11	0	(2)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	16	(104)	2	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	19	(37)	3	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	82	8	8	0

							$2,635	$(3,778)	$(1,143)	$91	$(1,347)

Total Swap Agreements							$3,125	$(3,806)	$(681)	$113	$(1,381)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$806	$113	$919		$(18)	$(303)	$(1,402)	$(1,723)

(g)

Securities with an aggregate market value of $6,131 and cash of $10,724 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(21) for closed swap agreements is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CAD	8		$6	$0	$0
	07/2025	CNH	21,915		3,042	0	(23)
	07/2025	EUR	314		367	0	(2)
	07/2025		$16,850	AUD	25,939	222	0
	07/2025		354	NZD	589	5	0
	08/2025	AUD	25,939		$16,860	0	(223)
	08/2025	CNH	33,235		4,624	0	(36)
	08/2025	NZD	589		355	0	(5)
	08/2025		$6	CAD	8	0	0
	08/2025		263	CNH	1,909	4	0
	08/2025		368	EUR	313	2	0

BOA	07/2025	AUD	552		$359	0	(4)
	07/2025	EUR	78,924		89,740	0	(3,228)
	07/2025	KRW	399,013		293	0	(2)
	07/2025		$203	IDR	3,314,013	1	0
	07/2025		358	SGD	459	3	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	HUF	76,350	EUR	189	0	(1)
	08/2025	SGD	458		$358	0	(3)
	08/2025	TWD	124		4	0	(1)
	08/2025		$227	HUF	77,416	1	0
	08/2025		586	MXN	11,105	3	0

BPS	07/2025	BRL	2,490		$456	0	(2)
	07/2025	EUR	433	RON	2,186	0	(3)
	07/2025	KRW	21,933		$16	0	0
	07/2025	NOK	805		80	0	0
	07/2025	THB	235		7	0	0
	07/2025	TWD	23,366		719	0	(85)
	07/2025		$447	BRL	2,490	11	0
	07/2025		357	CNY	2,554	1	0
	07/2025		549	IDR	8,957,506	3	0
	07/2025		50	THB	1,638	0	0
	07/2025		194	TWD	5,762	5	0
	08/2025	CNH	10,020		$1,403	0	(2)
	08/2025	JPY	553		4	0	0
	08/2025	TWD	21,982		674	0	(90)
	08/2025		$44	CNH	315	0	0
	08/2025		175	CNY	1,252	0	0
	08/2025		331	INR	28,792	4	0
	08/2025		397	MXN	7,561	4	0
	08/2025		353	TWD	11,233	38	0
	05/2026		225	KWD	69	0	(1)
	06/2026		141		43	0	0
	06/2027		98		30	0	(1)
	05/2029	KWD	397		$1,364	60	0
	07/2029		25		86	4	0
	05/2030		237		815	33	0

BRC	07/2025	EUR	465	RON	2,356	0	(2)
	07/2025	ILS	3,701		$1,063	0	(36)
	07/2025	KRW	78,313		57	0	(1)
	07/2025		$2,521	EUR	2,230	106	0
	07/2025		14,324	GBP	10,532	133	0
	07/2025		527	ILS	1,780	1	0
	07/2025		40	KRW	55,169	1	0
	07/2025		22	PLN	83	1	0
	07/2025		3,944	TRY	161,324	50	0
	07/2025	ZAR	31,026		$1,715	0	(35)
	08/2025	GBP	10,065		13,697	0	(121)
	08/2025		$1,145	CNH	8,233	10	0
	08/2025		1,384	TRY	57,346	15	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2025	MYR	14,836		$3,520	$0	$(11)
	12/2025		$131	TRY	6,128	3	0

BSH	07/2025	DKK	3,598		$548	0	(20)
	07/2025		$984	PEN	3,558	20	0
	09/2025		564		2,065	18	0
	11/2025	PEN	9,314		$2,535	0	(83)
	12/2025		3,571		984	0	(20)

CBK	07/2025	CAD	17		13	0	0
	07/2025	CNY	1,094		153	0	0
	07/2025	EUR	1,340		1,535	0	(43)
	07/2025	KRW	20,071,935		14,644	0	(203)
	07/2025	PEN	6,732		1,834	0	(66)
	07/2025	SEK	955		101	0	0
	07/2025	THB	12,283		369	0	(9)
	07/2025	TWD	40,667		1,250	0	(150)
	07/2025		$3,369	CNY	24,127	9	0
	07/2025		314	EUR	272	6	0
	07/2025		275	IDR	4,478,156	1	0
	07/2025		1,377	JPY	196,000	0	(15)
	07/2025		381	PEN	1,365	4	0
	07/2025		263	TWD	7,803	5	0
	08/2025	CNH	6,977		$971	0	(8)
	08/2025	PEN	396		105	0	(7)
	08/2025	TWD	44,286		1,359	0	(181)
	08/2025		$1,687	CNY	12,067	4	0
	08/2025		90	EGP	4,954	8	0
	08/2025		2,480	INR	213,786	10	(1)
	08/2025		53	PEN	191	1	0
	08/2025		261	TWD	8,484	34	0
	09/2025	MXN	1,525		$79	0	(1)
	09/2025	PEN	9,798		2,682	0	(78)
	01/2026	JPY	70,000		516	20	0

DUB	07/2025	ILS	1,797		518	0	(15)
	07/2025	KRW	54,545		40	0	0
	07/2025	SGD	47		37	0	(1)
	07/2025		$317	CNY	2,264	0	0
	07/2025		425	DKK	2,708	2	0
	07/2025		92,300	EUR	79,562	1,420	0
	07/2025		42	IDR	679,039	0	0
	07/2025		30	KZT	15,862	0	0
	07/2025		181	TWD	5,373	4	0
	08/2025	DKK	2,701		$425	0	(2)
	08/2025	EUR	781	RON	3,963	0	(5)
	08/2025		79,388		$92,300	0	(1,419)
	08/2025	THB	85,110		2,620	0	(7)
	08/2025		$267	CNH	1,908	0	0
	08/2025		130	EGP	7,163	12	0
	08/2025		1,150	INR	99,207	5	0
	09/2025	KZT	27,137		$50	0	(1)
	09/2025	MXN	20		1	0	0
	09/2025		$474	KZT	245,416	0	(12)
	12/2025		261		138,733	0	(7)

FAR	07/2025	AUD	25,387		$16,380	0	(329)
	07/2025	BRL	37,003		6,699	0	(111)
	07/2025	CHF	1,286		1,561	0	(59)
	07/2025	CNH	11,148		1,551	0	(8)
	07/2025	JPY	4,708,829		32,824	125	0
	07/2025	SGD	119		93	0	(1)
	07/2025		$6,575	BRL	37,003	236	0
	07/2025		1,604	CHF	1,284	14	0
	07/2025		578	DKK	3,681	3	0
	07/2025		17,989	JPY	2,618,451	194	0
	07/2025		776	PLN	2,860	18	0
	07/2025		288	SGD	367	1	0
	08/2025	CHF	1,279		$1,604	0	(14)
	08/2025	CNH	10,576		1,478	0	(5)
	08/2025	DKK	3,672		578	0	(3)
	08/2025	JPY	2,608,821		17,989	0	(194)
	08/2025	SGD	423		332	0	(1)
	08/2025		$549	INR	47,514	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2025		$6,699	BRL	37,569	$110	$0
	09/2025		871	MXN	16,966	26	0
	09/2025		26	PEN	94	1	0

GLM	07/2025	EUR	515	RON	2,601	0	(4)
	07/2025	TWD	4,246		$131	0	(16)
	07/2025		$316	CNY	2,262	1	0
	07/2025		65	IDR	1,060,202	0	0
	07/2025		112	SGD	143	0	0
	07/2025		54	THB	1,791	1	0
	07/2025		24	TWD	782	3	0
	08/2025	EUR	92	RON	468	0	(1)
	08/2025	SGD	142		$112	0	0
	08/2025		$10	EGP	551	1	0
	08/2025		280	HUF	96,815	5	0
	08/2025		21	THB	706	0	0
	09/2025	MYR	23,266		$5,526	0	(10)
	09/2025		$100	KZT	52,275	0	(1)
	12/2025	TRY	4,662		$100	0	(2)
	01/2026	JPY	200,000		1,486	69	0

IND	07/2025		$101	SEK	956	0	0
	08/2025	SEK	954		$101	0	0

JPM	07/2025	BRL	9,761		1,789	0	(8)
	07/2025	CNH	24,431		3,388	0	(28)
	07/2025	CNY	3,107		434	0	0
	07/2025	DKK	2,788		422	0	(18)
	07/2025	KRW	1,479,582		1,080	0	(14)
	07/2025	NZD	589		351	0	(8)
	07/2025	SGD	3,163		2,463	0	(25)
	07/2025	TWD	23,651		727	0	(87)
	07/2025		$1,733	BRL	9,761	64	0
	07/2025		547	CAD	747	2	0
	07/2025		395	CNY	2,825	0	0
	07/2025		1,634	PLN	6,054	45	0
	07/2025		235	SGD	300	2	0
	07/2025	ZAR	12,436		$696	0	(5)
	08/2025	CNH	30,716		4,271	0	(36)
	08/2025	SGD	300		235	0	(2)
	08/2025	TWD	25,519		783	0	(105)
	08/2025		$294	CNH	2,100	1	0
	08/2025		307	CNY	2,192	0	0
	08/2025		370	INR	32,112	4	0
	10/2025	HUF	78,207	EUR	194	0	0

MBC	07/2025	CAD	39,964		$29,097	0	(250)
	07/2025	CNH	10,126		1,405	0	(11)
	07/2025	CNY	631		88	0	0
	07/2025	EUR	2,035		2,326	0	(71)
	07/2025	GBP	1,695		2,300	0	(27)
	07/2025	HKD	3,107		397	1	0
	07/2025	JPY	276,976		1,927	4	(1)
	07/2025	SGD	7,599		5,923	0	(53)
	07/2025	THB	6,166		186	0	(4)
	07/2025	TWD	11,428		351	0	(43)
	07/2025		$28,553	CAD	39,249	269	0
	07/2025		88	CNY	631	0	0
	07/2025		267	EUR	234	9	0
	07/2025		590	GBP	435	8	0
	07/2025		78	IDR	1,273,064	0	0
	07/2025		171	PLN	640	7	0
	07/2025		6,192	SGD	8,008	106	0
	07/2025		14	TWD	419	0	0
	08/2025	CAD	39,183		$28,553	0	(270)
	08/2025	CNH	25,777		3,569	0	(46)
	08/2025	EUR	1,229		1,444	0	(7)
	08/2025	JPY	2,941		20	0	0
	08/2025	SGD	7,989		6,192	0	(107)
	08/2025	THB	145,027		4,489	12	0
	08/2025	TWD	17,197		531	0	(67)
	08/2025		$2,152	CNH	15,434	12	0
	08/2025		88	CNY	629	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	07/2025	CNY	982		$137	$0	$0
	07/2025	JPY	106,371		736	0	(2)
	07/2025		$6,041	JPY	880,528	73	0
	07/2025		137	MYR	580	1	0
	07/2025		132	NOK	1,329	0	0
	07/2025		4	PLN	15	0	0
	08/2025	CNH	10,779		$1,506	0	(6)
	08/2025	JPY	877,291		6,041	0	(73)
	08/2025	NOK	1,329		132	0	0
	08/2025		$231	CNY	1,648	0	0
	09/2025	CAD	1,480		$1,041	0	(50)
	09/2025		$68	KZT	35,225	0	(2)
	12/2025	CZK	5,980	EUR	237	0	(4)

NGF	07/2025		$778	IDR	12,689,240	4	0

RYL	08/2025		365	CNH	2,638	5	0

SCX	07/2025	ILS	27		$8	0	0
	07/2025	TWD	1,480		51	0	0
	07/2025		$647	CNY	4,638	2	0
	07/2025		60	EGP	3,247	5	0
	07/2025		303	IDR	4,930,650	1	0
	07/2025		68	JPY	9,809	0	0
	07/2025		1,237	SGD	1,595	18	0
	07/2025		544	TWD	16,167	13	0
	08/2025	CNH	20,607		$2,884	0	(6)
	08/2025	JPY	9,773		68	0	0
	08/2025	SGD	1,591		1,237	0	(18)
	08/2025	TWD	6,416		197	0	(26)
	08/2025		$263	CNH	1,900	3	0
	08/2025		388	INR	33,287	0	0

SOG	07/2025	RON	423		$96	0	(2)
	07/2025		$90	EGP	4,608	2	0
	07/2025		10,068	JPY	1,453,288	24	0
	07/2025		14	NOK	138	0	0
	08/2025	JPY	1,447,955		$10,068	0	(24)
	08/2025	NOK	138		14	0	0
	08/2025		$50	EGP	2,602	1	0
	08/2025		3	HUF	956	0	0
	08/2025		2	INR	192	0	0

SSB	07/2025	GBP	9,272		$12,555	0	(173)
	07/2025		$364	EUR	314	6	0
	01/2026	JPY	260,000		$1,736	0	(106)

UAG	07/2025	ILS	272		76	0	(5)
	07/2025	JPY	69,406		479	0	(2)
	07/2025	KRW	52,407		39	0	0
	07/2025	NOK	663		65	0	(1)
	07/2025	RON	321		73	0	(1)
	07/2025	THB	979		29	0	(1)
	07/2025		$39	KRW	52,432	0	0
	08/2025	CNH	5,404		$755	0	(3)
	08/2025		$4,919	CNH	35,280	28	0
	09/2025		1,041	CAD	1,480	49	0
	12/2025	EUR	237	CZK	5,980	4	0
	12/2025	TRY	3,005		$64	0	(1)

Total Forward Foreign Currency Contracts						$3,904	$(8,831)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	528	$4	$4
	Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	675	3	4

BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	1,103	7	6

GLM	Put - OTC EUR versus USD	$	1.100	12/17/2025	136	15	10

JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	1,535	7	8
	Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	810	4	3

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Put - OTC EUR versus USD	$	1.098	12/23/2025	136	$16	$9

MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	561	3	4
	Put - OTC EUR versus CZK		24.550	12/16/2025	1,389	6	6
	Put - OTC EUR versus CZK		24.700	12/16/2025	940	6	6
	Put - OTC EUR versus USD	$	1.110	11/24/2025	3,445	16	10

						$87	$70

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	30,900	$43	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	28,000	32	0

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	700	1	0

							$76	$0

Total Purchased Options							$163	$70

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900%	07/16/2025	1,500	$ (2)	$ 0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	871	$(28)	$(24)

UAG	Call - OTC USD versus TRY		54.000	12/16/2025	547	(18)	(15)

						$(46)	$(39)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350%	09/25/2025	1,900	$(18)	$(1)

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	1,600	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	1,600	(5)	(2)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	2,300	(25)	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	1,300	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	1,300	(5)	0

							$(63)	$(14)

Total Written Options							$(111)	$(53)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$880	$(28)	$(2)	$0	$(30)

JPM	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262	980	(31)	(2)	0	(33)

							$(59)	$(4)	$0	$(63)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.603%		$4,500	$(23)	$58	$35	$0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	1,759	0	10	10	0

								$(23)	$68	$45	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$16,007	JPY 2,370,000	$33	$2	$35	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	10,830	1,670,000	(103)	27	0	(76)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	25,102	3,973,600	(321)	12	0	(309)

							$(391)	$41	$35	$(385)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	168,700	$(55)	$85	$30	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	2,480	(2)	10	8	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		3,150	(9)	(12)	0	(21)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	89,600	0	16	16	0

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	22,230	11	63	74	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		10,040	64	(134)	0	(70)

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		1,160	1	(9)	0	(8)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	19,600	9	(5)	4	0

								$19	$14	$132	$(99)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199%	Maturity	12/22/2025	$12,120	$0	$(230)	$0	$(230)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199%	Maturity	09/22/2025	7,900	82	(279)	0	(197)

								$82	$(509)	$0	$(427)

Total Swap Agreements								$(372)	$(390)	$212	$(974)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$233	$0	$0	$233	$(289)	$0	$0	$(289)	$(56)	$280	$224
BOA	8	8	0	16	(3,240)	0	(30)	(3,270)	(3,254)	2,905	(349)
BPS	163	0	38	201	(184)	0	(251)	(435)	(234)	0	(234)
BRC	320	6	0	326	(206)	(1)	0	(207)	119	0	119
BSH	38	0	0	38	(123)	0	0	(123)	(85)	8	(77)
CBK	102	0	86	188	(762)	(3)	(76)	(841)	(653)	610	(43)
DUB	1,443	0	10	1,453	(1,469)	(1)	0	(1,470)	(17)	0	(17)
FAR	732	0	0	732	(725)	(9)	0	(734)	(2)	(40)	(42)
GLM	80	10	0	90	(34)	(24)	0	(58)	32	0	32
GST	0	0	74	74	0	0	(379)	(379)	(305)	0	(305)
JPM	118	11	0	129	(336)	0	(238)	(574)	(445)	428	(17)
MBC	428	9	0	437	(957)	0	0	(957)	(520)	241	(279)
MYI	74	26	0	100	(137)	0	0	(137)	(37)	0	(37)
NGF	4	0	0	4	0	0	0	0	4	0	4
RYL	5	0	0	5	0	0	0	0	5	0	5
SCX	42	0	4	46	(50)	0	0	(50)	(4)	0	(4)
SOG	27	0	0	27	(26)	0	0	(26)	1	0	1
SSB	6	0	0	6	(279)	0	0	(279)	(273)	291	18
UAG	81	0	0	81	(14)	(15)	0	(29)	52	0	52

Total Over the Counter	$3,904	$70	$212	$4,186	$(8,831)	$(53)	$(974)	$(9,858)

(i)

Securities with an aggregate market value of $4,763 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$806	$806
Swap Agreements	0	22	0	0	91	113

	$0	$22	$0	$0	$897	$919

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,904	$0	$3,904
Purchased Options	0	0	0	70	0	70
Swap Agreements	0	45	0	35	132	212

	$0	$45	$0	$4,009	$132	$4,186

	$0	$67	$0	$4,009	$1,029	$5,105

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$18	$18
Futures	0	0	0	0	303	303
Swap Agreements	0	34	0	0	1,368	1,402

	$0	$34	$0	$0	$1,689	$1,723

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,831	$0	$8,831
Written Options	0	0	0	39	14	53
Swap Agreements	0	63	0	385	526	974

	$0	$63	$0	$9,255	$540	$9,858

	$0	$97	$0	$9,255	$2,229	$11,581

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$51	$51
Futures	0	0	0	0	110	110
Swap Agreements	0	(78)	0	0	(2,589)	(2,667)

	$0	$(78)	$0	$0	$(2,428)	$(2,506)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,434)	$0	$(9,434)
Purchased Options	0	0	0	88	(64)	24
Written Options	0	1	0	73	412	486
Swap Agreements	0	96	0	1,841	534	2,471

	$0	$97	$0	$(7,432)	$882	$(6,453)

	$0	$19	$0	$(7,432)	$(1,546)	$(8,959)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	1,266	1,266
Swap Agreements	0	(16)	0	0	(3,415)	(3,431)

	$0	$(16)	$0	$0	$(2,147)	$(2,163)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,323)	$0	$(11,323)
Purchased Options	0	0	0	(173)	(529)	(702)
Written Options	0	2	0	(53)	333	282
Swap Agreements	0	(41)	0	(60)	(843)	(944)

	$0	$(39)	$0	$(11,609)	$(1,039)	$(12,687)

	$0	$(55)	$0	$(11,609)	$(3,186)	$(14,850)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$165	$0	$165
Australia
Corporate Bonds & Notes	0	5,083	0	5,083
Sovereign Issues	0	11,063	0	11,063
Belgium
Corporate Bonds & Notes	0	826	0	826
Canada
Corporate Bonds & Notes	0	7,881	0	7,881
Non-Agency Mortgage-Backed Securities	0	862	0	862
Sovereign Issues	0	27,349	0	27,349
Cayman Islands
Asset-Backed Securities	0	21,291	0	21,291
Corporate Bonds & Notes	0	1,110	0	1,110
Sovereign Issues	0	411	0	411
Chile
Sovereign Issues	0	609	0	609
China
Sovereign Issues	0	6,782	0	6,782
Denmark
Corporate Bonds & Notes	0	1,058	0	1,058
France
Corporate Bonds & Notes	0	3,916	0	3,916
Sovereign Issues	0	29,620	0	29,620
Germany
Corporate Bonds & Notes	0	1,488	0	1,488
Sovereign Issues	0	1,869	0	1,869
Hungary
Sovereign Issues	0	1,345	0	1,345
Ireland
Asset-Backed Securities	0	16,759	0	16,759
Corporate Bonds & Notes	0	1,157	0	1,157
Israel
Sovereign Issues	0	1,599	0	1,599
Italy
Corporate Bonds & Notes	0	1,857	0	1,857
Sovereign Issues	0	1,480	0	1,480
Japan
Corporate Bonds & Notes	0	2,536	0	2,536
Sovereign Issues	0	50,007	0	50,007
Jersey, Channel Islands
Asset-Backed Securities	0	548	0	548
Malaysia
Corporate Bonds & Notes	0	603	0	603
Sovereign Issues	0	8,899	0	8,899
Mexico
Sovereign Issues	0	406	0	406
Multinational
Corporate Bonds & Notes	0	1,048	0	1,048
Netherlands
Corporate Bonds & Notes	0	3,608	0	3,608
New Zealand
Corporate Bonds & Notes	0	1,924	0	1,924
Sovereign Issues	0	212	0	212
Peru
Corporate Bonds & Notes	0	570	0	570
Sovereign Issues	0	6,013	0	6,013
Poland
Sovereign Issues	0	3,161	0	3,161
Qatar
Corporate Bonds & Notes	0	263	0	263
Romania
Sovereign Issues	0	7,400	0	7,400
Saudi Arabia
Corporate Bonds & Notes	0	300	0	300
Sovereign Issues	0	10,542	0	10,542

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Serbia
Sovereign Issues	$0	$1,156	$0	$1,156
Singapore
Sovereign Issues	0	4,956	0	4,956
South Africa
Sovereign Issues	0	4,319	0	4,319
South Korea
Sovereign Issues	0	11,878	0	11,878
Spain
Corporate Bonds & Notes	0	819	0	819
Sovereign Issues	0	30,404	0	30,404
Switzerland
Corporate Bonds & Notes	0	5,377	0	5,377
Thailand
Sovereign Issues	0	6,629	0	6,629
United Arab Emirates
Corporate Bonds & Notes	0	816	0	816
Sovereign Issues	0	1,696	0	1,696
United Kingdom
Corporate Bonds & Notes	0	15,689	0	15,689
Non-Agency Mortgage-Backed Securities	0	4,725	0	4,725
Sovereign Issues	0	9,954	0	9,954
United States
Asset-Backed Securities	0	16,961	0	16,961
Corporate Bonds & Notes	0	35,762	0	35,762
Loan Participations and Assignments	0	1,708	0	1,708
Municipal Bonds & Notes	0	858	0	858
Non-Agency Mortgage-Backed Securities	0	30,274	0	30,274
U.S. Government Agencies	0	261,558	0	261,558
U.S. Treasury Obligations	0	44,084	0	44,084
Short-Term Instruments
Commercial Paper	0	3,740	0	3,740
Nigeria Treasury Bills	0	1,349	0	1,349
U.S. Treasury Bills	0	303	0	303

	$0	$738,635	$0	$738,635

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,034	$0	$0	$3,034

Total Investments	$3,034	$738,635	$0	$741,669

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	0	(73,101)	0	(73,101)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	613	306	0	919
Over the counter	0	4,176	10	4,186

	$613	$4,482	$10	$5,105

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(257)	(1,445)	0	(1,702)
Over the counter	0	(9,858)	0	(9,858)

	$(257)	$(11,303)	$0	$(11,560)

Total Financial Derivative Instruments	$356	$(6,821)	$10	$(6,455)

Totals	$3,390	$658,713	$10	$662,113

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

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Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

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Notes to Financial Statements	(Cont.)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

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Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use

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Notes to Financial Statements	(Cont.)

similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate

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fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,013	$189,540	$(187,500)	$(19)	$0	$3,034	$140	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage

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Notes to Financial Statements	(Cont.)

bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement

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Notes to Financial Statements	(Cont.)

of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk

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if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Notes to Financial Statements	(Cont.)

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation)

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or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap

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Notes to Financial Statements	(Cont.)

agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating

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agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the

Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of

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Notes to Financial Statements	(Cont.)

liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

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Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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Notes to Financial Statements	(Cont.)

place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party

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services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $5,000.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously

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Notes to Financial Statements	(Cont.)

reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$2,427,351	$2,413,090	$130,781	$80,707

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,477	$44,483	2,197	$21,647

Administrative Class	2,246	22,392	2,800	27,585

Advisor Class	584	5,825	1,221	12,024
Issued as reinvestment of distributions

Institutional Class	209	2,092	417	4,109

Administrative Class	171	1,704	323	3,186

Advisor Class	562	5,613	1,231	12,146
Cost of shares redeemed

Institutional Class	(3,259)	(32,498)	(4,767)	(46,862)

Administrative Class	(1,585)	(15,808)	(2,435)	(24,002)

Advisor Class	(4,088)	(40,675)	(5,116)	(50,447)

Net increase (decrease) resulting from Portfolio share transactions	(683)	$(6,872)	(4,129)	$(40,614)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 58% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

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The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$3,428	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$686,195	$32,937	$(55,307)	$(22,370)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht

DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

HKD	Hong Kong Dollar	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	TSFR1M	Term SOFR 1-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	Oat	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0304	$0.0000	$0.0000	$0.0304

February 2025	$0.0269	$0.0000	$0.0000	$0.0269

March 2025	$0.0346	$0.0000	$0.0000	$0.0346

April 2025	$0.0323	$0.0000	$0.0000	$0.0323

May 2025	$0.0299	$0.0000	$0.0000	$0.0299

June 2025	$0.0325	$0.0000	$0.0000	$0.0325

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0293	$0.0000	$0.0000	$0.0293

February 2025	$0.0262	$0.0000	$0.0000	$0.0262

March 2025	$0.0335	$0.0000	$0.0000	$0.0335

April 2025	$0.0311	$0.0000	$0.0000	$0.0311

May 2025	$0.0286	$0.0000	$0.0000	$0.0286

June 2025	$0.0313	$0.0000	$0.0000	$0.0313

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0284	$0.0000	$0.0000	$0.0284

February 2025	$0.0255	$0.0000	$0.0000	$0.0255

March 2025	$0.0327	$0.0000	$0.0000	$0.0327

April 2025	$0.0303	$0.0000	$0.0000	$0.0303

May 2025	$0.0277	$0.0000	$0.0000	$0.0277

June 2025	$0.0305	$0.0000	$0.0000	$0.0305

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUSDFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO International Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the ”Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (Unhedged)	04/30/08	04/30/12	04/30/08	03/31/09	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO International Bond Portfolio (Unhedged)	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO International Bond Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$7.07	$0.12	$0.65	$0.77	$(0.14)	$0.00	$0.00	$(0.14)

12/31/2024	7.57	0.23	(0.47)	(0.24)	(0.02)	0.00	(0.24)	(0.26)

12/31/2023	7.31	0.18	0.27	0.45	0.00	0.00	(0.19)	(0.19)

12/31/2022	9.17	0.15	(1.87)	(1.72)	(0.07)	0.00	(0.07)	(0.14)

12/31/2021	10.53	0.15	(0.89)	(0.74)	(0.57)	(0.02)	(0.03)	(0.62)

12/31/2020	10.05	0.16	0.87	1.03	(0.55)	0.00	0.00	(0.55)
Administrative Class

01/01/2025 - 06/30/2025+	7.07	0.12	0.64	0.76	(0.13)	0.00	0.00	(0.13)

12/31/2024	7.57	0.22	(0.47)	(0.25)	(0.01)	0.00	(0.24)	(0.25)

12/31/2023	7.31	0.17	0.27	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.89)	(0.76)	(0.55)	(0.02)	(0.03)	(0.60)

12/31/2020	10.05	0.15	0.86	1.01	(0.53)	0.00	0.00	(0.53)
Advisor Class

01/01/2025 - 06/30/2025+	7.07	0.11	0.65	0.76	(0.13)	0.00	0.00	(0.13)

12/31/2024	7.57	0.20	(0.46)	(0.26)	0.00	0.00	(0.24)	(0.24)

12/31/2023	7.31	0.16	0.28	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.90)	(0.77)	(0.54)	(0.02)	(0.03)	(0.59)

12/31/2020	10.05	0.14	0.86	1.00	(0.52)	0.00	0.00	(0.52)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.70	10.92%	$43	0.99	%*	1.00	%*	0.75	%*	0.76	%*	3.40	%*	339%

7.07	(3.26)	48	0.83		0.83		0.75		0.75		3.09		777

7.57	6.37	50	1.03		1.03		0.75		0.75		2.52		707

7.31	(18.85)	47	0.84		0.84		0.75		0.75		1.86		469

9.17	(7.38)	78	0.76		0.76		0.75		0.75		1.60		382

10.53	10.93	12	0.83		0.83		0.75		0.75		1.68		514

7.70	10.84	9,548	1.14	*	1.15	*	0.90	*	0.91	*	3.26	*	339

7.07	(3.40)	7,888	0.98		0.98		0.90		0.90		2.94		777

7.57	6.21	9,563	1.18		1.18		0.90		0.90		2.36		707

7.31	(18.98)	8,903	0.99		0.99		0.90		0.90		1.71		469

9.17	(7.52)	9,533	0.91		0.91		0.90		0.90		1.38		382

10.53	10.77	10,504	0.98		0.98		0.90		0.90		1.54		514

7.70	10.78	24,164	1.24	*	1.25	*	1.00	*	1.01	*	3.15	*	339

7.07	(3.50)	15,866	1.08		1.08		1.00		1.00		2.74		777

7.57	6.11	15,113	1.28		1.28		1.00		1.00		2.26		707

7.31	(19.06)	15,562	1.09		1.09		1.00		1.00		1.61		469

9.17	(7.61)	21,031	1.01		1.01		1.00		1.00		1.29		382

10.53	10.66	20,408	1.08		1.08		1.00		1.00		1.43		514

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (Unhedged)	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$29,597
Investments in Affiliates	1,821
Financial Derivative Instruments
Exchange-traded or centrally cleared	42
Over the counter	547
Cash	142
Deposits with counterparty	945
Foreign currency, at value	218
Receivable for investments sold	2,178
Receivable for investments sold on a delayed-delivery basis	1
Receivable for TBA investments sold	21,977
Receivable for Portfolio shares sold	9,583
Interest and/or dividends receivable	196
Dividends receivable from Affiliates	5
Total Assets	67,252

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$2,891
Financial Derivative Instruments
Exchange-traded or centrally cleared	79
Over the counter	406
Payable for investments purchased	2,233
Payable for investments in Affiliates purchased	5
Payable for TBA investments purchased	27,844
Payable for Portfolio shares redeemed	22
Accrued investment advisory fees	4
Accrued supervisory and administrative fees	9
Accrued distribution fees	3
Accrued servicing fees	1
Total Liabilities	33,497

Commitments and Contingent Liabilities^

Net Assets	$33,755

Net Assets Consist of:

Paid in capital	$35,654
Distributable earnings (accumulated loss)	(1,899)

Net Assets	$33,755

Net Assets:

Institutional Class	$43
Administrative Class	9,548
Advisor Class	24,164

Shares Issued and Outstanding:

Institutional Class	5
Administrative Class	1,241
Advisor Class	3,139

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.70
Administrative Class	7.70
Advisor Class	7.70

Cost of investments in securities	$29,545
Cost of investments in Affiliates	$1,821
Cost of foreign currency held	$216
Proceeds received on short sales	$2,868
Cost or premiums of financial derivative instruments, net	$(129)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (Unhedged)

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$472
Dividends from Investments in Affiliates	18
Total Income	490

Expenses:

Investment advisory fees	28
Supervisory and administrative fees	56
Distribution and/or servicing fees - Administrative Class	6
Distribution and/or servicing fees - Advisor Class	18
Trustee fees	1
Interest expense	26
Total Expenses	135
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	134

Net Investment Income (Loss)	356

Net Realized Gain (Loss):

Investments in securities	319
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(148)
Over the counter financial derivative instruments	758
Foreign currency	(403)

Net Realized Gain (Loss)	527

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,492
Exchange-traded or centrally cleared financial derivative instruments	(20)
Over the counter financial derivative instruments	(78)
Foreign currency assets and liabilities	13

Net Change in Unrealized Appreciation (Depreciation)	1,407

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,290

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$356	$784

Net realized gain (loss)	527	(2,730)

Net change in unrealized appreciation (depreciation)	1,407	(99)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,290	(2,045)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1)	0
Administrative Class	(150)	0
Advisor Class	(242)	0

Tax basis return of capital
Institutional Class	0	(2)
Administrative Class	0	(291)
Advisor Class	0	(608)

Total Distributions(a)	(393)	(901)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	8,056	2,022

Total Increase (Decrease) in Net Assets	9,953	(924)

Net Assets:

Beginning of period	23,802	24,726
End of period	$33,755	$23,802

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.7%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$6	$4
4.125% due 07/09/2035 þ		5	3

Total Argentina (Cost $6)			7

AUSTRALIA 1.7%

SOVEREIGN ISSUES 1.7%

Australian Capital Territory
4.750% due 10/23/2030	AUD	200	136

New South Wales Treasury Corp.
1.750% due 03/20/2034		300	156

Queensland Treasury Corp.
2.000% due 08/22/2033		18	10

Treasury Corp. of Victoria
2.250% due 09/15/2033		500	276

Total Australia (Cost $548)			578

BRAZIL 1.5%

SOVEREIGN ISSUES 1.5%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	2,800	497

Total Brazil (Cost $468)			497

CANADA 3.8%

CORPORATE BONDS & NOTES 1.2%

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$200	207

Toronto-Dominion Bank
4.814% due 07/16/2027		100	101
5.298% due 01/30/2032		100	103

			411

SOVEREIGN ISSUES 2.6%

Province of British Columbia
4.150% due 06/18/2034	CAD	100	76

Province of Ontario
3.650% due 06/02/2033		600	443

Province of Quebec
3.600% due 09/01/2033		400	294

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	100	66

			879

Total Canada (Cost $1,240)			1,290

CAYMAN ISLANDS 1.9%

ASSET-BACKED SECURITIES 1.9%

Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •		$57	57

BDS Ltd.
5.779% due 12/16/2036 •		48	48

Brightspire Capital Ltd.
5.582% due 08/19/2038 •		38	38

GPMT Ltd.
5.784% due 12/15/2036 •		59	58

LoanCore Issuer Ltd.
5.726% due 11/15/2038 •		42	42
5.853% due 01/17/2037 •		82	82

MF1 Ltd.
5.509% due 10/16/2036 •		40	40
5.529% due 07/16/2036 •		20	20

Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •		46	46
5.654% due 11/15/2038 •		75	75

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCI-Symphony CLO Ltd.
5.523% due 10/13/2032 •		$59	$59

TPG Real Estate Finance Issuer Ltd.
5.964% due 02/15/2039 •		88	89

Total Cayman Islands (Cost $655)			654

CHINA 1.0%

SOVEREIGN ISSUES 1.0%

China Government International Bond
1.920% due 01/15/2055	CNY	1,200	167
3.190% due 04/15/2053		1,000	177

Total China (Cost $330)			344

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%
1.000% due 10/01/2050	DKK	2	0

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		91	12

Realkredit Danmark AS
1.500% due 10/01/2053		181	23

Total Denmark (Cost $41)			35

FRANCE 3.8%

CORPORATE BONDS & NOTES 0.5%

BNP Paribas SA
5.786% due 01/13/2033 •		$150	156

SOVEREIGN ISSUES 3.3%

France Government International Bond
0.500% due 05/25/2072	EUR	29	10
0.750% due 02/25/2028		250	284
0.750% due 05/25/2052		270	152
2.750% due 10/25/2027		150	179
2.750% due 02/25/2030		400	476

			1,101

Total France (Cost $1,187)			1,257

GERMANY 0.3%

CORPORATE BONDS & NOTES 0.3%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	111

Total Germany (Cost $125)			111

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.4%

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •	EUR	109	128

Total Ireland (Cost $130)			128

ISRAEL 0.6%

SOVEREIGN ISSUES 0.6%

Israel Government International Bond
6.500% due 11/06/2031		$200	215

Total Israel (Cost $212)			215

ITALY 1.4%

SOVEREIGN ISSUES 1.4%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	202

Italy Buoni Poliennali Del Tesoro
4.000% due 10/30/2031	EUR	100	125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Government International Bond
6.000% due 08/04/2028	GBP	100	$143

Total Italy (Cost $458)			470

JAPAN 5.3%

SOVEREIGN ISSUES 5.3%

Japan Government International Bond
0.100% due 01/01/2026	JPY	10,000	69
0.100% due 03/10/2028 (d)		30,329	218
0.300% due 06/20/2046		26,100	119
0.400% due 06/20/2029		20,000	136
0.400% due 06/20/2040		18,200	100
0.700% due 12/20/2048		12,750	60
1.400% due 09/20/2045		4,250	25
1.500% due 09/20/2043		5,200	32
1.800% due 09/20/2044		10,000	64
1.800% due 09/20/2053		7,800	44
1.800% due 03/20/2054		6,200	34
1.900% due 06/20/2044		21,800	142
2.000% due 12/20/2044		8,000	53
2.200% due 06/20/2054		18,900	115
2.200% due 03/20/2064		29,500	165
2.300% due 12/20/2054		36,550	228
2.400% due 03/20/2045		15,900	111
2.400% due 03/20/2055		9,850	63

Total Japan (Cost $2,033)			1,778

MALAYSIA 0.9%

SOVEREIGN ISSUES 0.9%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	200	46
3.519% due 04/20/2028		740	177
3.582% due 07/15/2032		50	12

Malaysia Government Investment Issue
4.193% due 10/07/2032		260	65

Total Malaysia (Cost $272)			300

PERU 0.8%

SOVEREIGN ISSUES 0.8%

Peru Government International Bond
6.950% due 08/12/2031	PEN	480	148
7.300% due 08/12/2033		400	123

Total Peru (Cost $250)			271

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Republic of Poland Government International Bond
3.625% due 01/11/2034	EUR	104	125
4.875% due 02/12/2030		$50	51
5.375% due 02/12/2035		26	27

Total Poland (Cost $194)			203

ROMANIA 0.9%

SOVEREIGN ISSUES 0.9%

Romania Government International Bond
2.750% due 04/14/2041	EUR	15	11
5.250% due 03/10/2030		50	60
5.250% due 05/30/2032		90	104
6.250% due 09/10/2034		8	10
6.375% due 09/18/2033		92	112

Total Romania (Cost $285)			297

SAUDI ARABIA 1.5%

SOVEREIGN ISSUES 1.5%

Saudi Government International Bond
3.375% due 03/05/2032	EUR	100	118
4.750% due 01/16/2030		$200	202
5.125% due 01/13/2028		200	203

Total Saudi Arabia (Cost $503)			523

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.3%

SOVEREIGN ISSUES 0.3%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	$109

Total Serbia (Cost $117)			109

SINGAPORE 0.3%

SOVEREIGN ISSUES 0.3%

Singapore Government International Bond
2.750% due 03/01/2035	SGD	50	41
3.250% due 06/01/2054		80	75

Total Singapore (Cost $97)			116

SOUTH AFRICA 0.8%

SOVEREIGN ISSUES 0.8%

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	1,100	61
8.875% due 02/28/2035		4,100	216

Total South Africa (Cost $279)			277

SPAIN 4.3%

CORPORATE BONDS & NOTES 0.4%

CaixaBank SA
5.375% due 11/14/2030 •	EUR	100	129

SOVEREIGN ISSUES 3.9%

Spain Government International Bond
0.000% due 01/31/2028 (c)		150	168
1.450% due 10/31/2071		50	27
2.400% due 05/31/2028		150	178
2.700% due 01/31/2030		200	238
3.150% due 04/30/2035		140	165
3.200% due 10/31/2035		45	53
3.500% due 01/31/2041		100	115
3.550% due 10/31/2033		300	368

			1,312

Total Spain (Cost $1,301)			1,441

SWITZERLAND 0.4%

CORPORATE BONDS & NOTES 0.4%

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	133

Total Switzerland (Cost $112)			133

THAILAND 0.8%

SOVEREIGN ISSUES 0.8%

Thailand Government International Bond
2.410% due 03/17/2035	THB	650	22
2.500% due 11/17/2029		6,580	212
3.775% due 06/25/2032		1,340	47

Total Thailand (Cost $260)			281

UNITED KINGDOM 2.4%

CORPORATE BONDS & NOTES 0.4%

Lloyds Banking Group PLC
3.875% due 05/14/2032 •	EUR	100	121

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Mansard Mortgages PLC
5.008% due 12/15/2049 •	GBP	20	28

Newgate Funding PLC
5.358% due 12/15/2050 •		67	90

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RMAC Securities PLC
2.104% due 06/12/2044 •	EUR	42	$48
4.528% due 06/12/2044 •	GBP	49	65

			231

SOVEREIGN ISSUES 1.3%

United Kingdom Gilt
1.250% due 07/31/2051		80	48
3.250% due 01/22/2044		150	160
4.375% due 07/31/2054		130	154
5.375% due 01/31/2056		50	70

			432

Total United Kingdom (Cost $834)			784

UNITED STATES 51.7%

ASSET-BACKED SECURITIES 2.1%

Citigroup Mortgage Loan Trust, Inc.
4.824% due 06/25/2037 •		$59	59

Countrywide Asset-Backed Certificates
4.914% due 04/25/2037 •		24	21

Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •		11	10
4.874% due 06/25/2047 •		136	131
5.094% due 08/25/2035 •		40	40

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.064% due 02/25/2036 •		82	77

PRET LLC
4.843% due 09/25/2051 þ		55	55

Renaissance Home Equity Loan Trust
6.984% due 12/25/2032 •		15	13

Saxon Asset Securities Trust
6.184% due 12/25/2037 •		43	37

SG Mortgage Securities Trust
4.734% due 10/25/2036 •		83	78

SMB Private Education Loan Trust
1.290% due 07/15/2053		25	24
5.754% due 02/16/2055 •		53	54

Structured Asset Investment Loan Trust
6.159% due 10/25/2034 •		116	123

Terwin Mortgage Trust
5.374% due 11/25/2033 •		1	1

			723

CORPORATE BONDS & NOTES 5.6%

Bank of America Corp.
1.898% due 07/23/2031 •		100	88
4.979% due 01/24/2029 •		50	51
5.511% due 01/24/2036 •		75	77

Broadcom, Inc.
3.137% due 11/15/2035		50	42

Citigroup, Inc.
5.449% due 06/11/2035 •		100	102

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		100	99
5.727% due 04/25/2030 •		100	104

JPMorgan Chase & Co.
5.140% due 01/24/2031 •		100	103
5.153% due 01/24/2029 ~		50	50
5.336% due 01/23/2035 •		100	103

Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	150	180

Morgan Stanley
3.790% due 03/21/2030 •		100	121
5.173% due 01/16/2030 •		$100	102
5.587% due 01/18/2036 •		50	51

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		100	96

PNC Financial Services Group, Inc.
5.575% due 01/29/2036 •		100	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •	$100	$101

T-Mobile USA, Inc.
5.150% due 04/15/2034	75	76

UnitedHealth Group, Inc.
5.000% due 04/15/2034	75	75

Wells Fargo & Co.
5.211% due 12/03/2035 •	50	50
5.244% due 01/24/2031 •	50	51
5.557% due 07/25/2034 •	50	52

		1,877

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Charter Communications Operating LLC
6.548% (TSFR3M + 2.250%) due 12/15/2031 ~	91	92

MUNICIPAL BONDS & NOTES 0.1%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	44	45

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%

Bear Stearns ALT-A Trust
4.607% due 11/25/2036 ~	47	24

BIG Commercial Mortgage Trust
5.654% due 02/15/2039 •	90	89

Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~	1	1

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	77	66

Citigroup Mortgage Loan Trust, Inc.
6.180% due 09/25/2035 •	1	1

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	105	48

Countrywide Alternative Loan Trust
5.134% due 05/25/2036 •	173	71

Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	46	22

Deutsche Alt-A Securities Mortgage Loan Trust
4.814% due 08/25/2047 •	68	59

DROP Mortgage Trust
5.576% due 10/15/2043 •	100	97

Extended Stay America Trust
5.506% due 07/15/2038 •	86	86

First Horizon Mortgage Pass-Through Trust
5.187% due 05/25/2037 ~	9	4

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~	83	71

GSR Mortgage Loan Trust
4.985% due 11/25/2035 ~	7	7

HarborView Mortgage Loan Trust
4.992% due 02/19/2036 •	115	50

Impac CMB Trust
5.154% due 10/25/2034 •	6	6

IndyMac INDX Mortgage Loan Trust
4.914% due 07/25/2035 •	7	6

JP Morgan Alternative Loan Trust
5.593% due 12/25/2035 ~	23	16

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	148	126
3.000% due 03/25/2052 ~	80	69
3.000% due 05/25/2052 ~	148	126
5.537% due 02/25/2036 ~	4	3

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.286% due 08/15/2032 •	4	4

Merrill Lynch Mortgage Investors Trust
5.519% due 02/25/2035 ~	2	2

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	31	30

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 11/25/2059 ~	$33	$32

Structured Asset Securities Corp.
4.714% due 01/25/2036 •	10	8

Thornburg Mortgage Securities Trust
5.999% due 06/25/2047 •	2	2

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	25	24
2.900% due 10/25/2059 ~	88	85
5.434% due 05/25/2058 •	13	13

WaMu Mortgage Pass-Through Certificates Trust
4.434% due 09/25/2036 ~	5	4
5.064% due 03/25/2035 ~	12	12
6.205% due 03/25/2034 ~	13	13

		1,277

U.S. GOVERNMENT AGENCIES 33.4%

Fannie Mae
3.000% due 04/01/2027	27	26
3.500% due 01/01/2059	38	34

Freddie Mac
2.053% due 01/15/2038 ~(a)	10	1
4.814% due 01/15/2038 •	10	10
5.018% due 12/15/2037 •	1	1
5.150% due 03/15/2050 •	445	440

Ginnie Mae
3.000% due 04/20/2052	139	123
3.500% due 10/20/2054	99	90

Ginnie Mae, TBA
2.500% due 08/01/2055	100	85
3.000% due 08/01/2055	695	615
3.500% due 07/01/2055	800	727
6.500% due 08/01/2055	600	615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
2.500% due 01/01/2052	$82	$68
3.000% due 10/01/2049	62	54
3.500% due 10/01/2039 - 07/01/2050	35	33
4.000% due 06/01/2050	24	23
4.500% due 08/01/2052	93	89
6.500% due 08/01/2054 - 09/01/2054	1,400	1,446

Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2055	2,440	2,390
6.000% due 08/01/2055	1,800	1,827
6.500% due 08/01/2055	2,500	2,578

		11,275

U.S. TREASURY OBLIGATIONS 6.4%

U.S. Treasury Bonds
2.375% due 11/15/2049	175	112
4.125% due 08/15/2044	250	229
4.500% due 11/15/2054	500	477
4.625% due 02/15/2055	544	530

U.S. Treasury Inflation Protected Securities (d)
0.500% due 01/15/2028	247	243
1.375% due 07/15/2033	34	33
2.375% due 10/15/2028	105	109
2.500% due 01/15/2029 (g)	149	155
3.375% due 04/15/2032	181	201

U.S. Treasury Notes
3.500% due 02/15/2033	63	61

		2,150

Total United States (Cost $17,550)		17,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

NIGERIA TREASURY BILLS 0.2%
27.304% due 11/04/2025 - 06/29/2026 (b)(c)	NGN	106,426	$59

Total Short-Term Instruments (Cost $58)			59

Total Investments in Securities (Cost $29,545)			29,597

		SHARES
INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III		187,060	1,821

Total Short-Term Instruments (Cost $1,821)			1,821

Total Investments in Affiliates (Cost $1,821)			1,821

Total Investments 93.1% (Cost $31,366)			$31,418

Financial Derivative Instruments (e)(f) 0.3% (Cost or Premiums, net $(129))			104

Other Assets and Liabilities, net 6.6%			2,233

Net Assets 100.0%			$33,755

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (8.6)%
U.S. Government Agencies (8.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2040	$600	$(540)	$(548)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2055	300	(308)	(310)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	2,000	(1,573)	(1,584)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2055	250	(206)	(207)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	100	(90)	(90)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2055	60	(55)	(56)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	100	(96)	(96)

Total Short Sales (8.6)%				$(2,868)	$(2,891)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(804) at a weighted average interest rate of 4.430%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund July 2025 Futures	EUR 129.000	07/25/2025	1	$1	$0	$0
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	1	1	(1)	0

					$(1)	$0

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2025	1	$1	$(1)	$0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	1	1	0	(1)

					$(1)	$(1)

Total Written Options					$(2)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond September Futures	09/2025	9	$	806	$7	$2	$0
Euro-BTP September Futures	09/2025	16		2,281	8	4	(4)
Euro-Buxl 30-Year Bond September Futures	09/2025	1		140	(3)	0	(1)
Euro-Schatz September Futures	09/2025	7		884	(2)	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2025	3		624	2	0	0
U.S. Treasury 5-Year Note September Futures	09/2025	19		2,071	22	3	0
U.S. Treasury 10-Year Note September Futures	09/2025	4		449	8	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	11		1,257	25	5	0
United Kingdom Long Gilt September Futures	09/2025	5		638	11	1	(2)

					$78	$16	$(8)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	18	$	(1,340)	$(9)	$5	$0
Canada Government 5-Year Bond September Futures	09/2025	3		(251)	(1)	0	0
Euro-Bobl September Futures	09/2025	10		(1,386)	6	3	(1)
Euro-Bund September Futures	09/2025	8		(1,226)	10	3	0
Euro-Oat September Futures	09/2025	6		(875)	1	2	(1)
Japan Government 10-Year Bond September Futures	09/2025	2		(1,931)	(6)	3	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	9		(1,144)	2	1	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	3		(357)	(15)	0	(4)

					$(12)	$17	$(7)

Total Futures Contracts					$66	$33	$(15)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	200	$1	$0	$1	$0	$0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 10-Year Index	(1.000)%	Quarterly	06/20/2035	$	500	$(1)	$(3)	$(4)	$0	$0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	600	(13)	(2)	(15)	0	(1)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035		400	(1)	(2)	(3)	0	0

						$(15)	$(7)	$(22)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	1,300	$29	$1	$30	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		3,300	61	13	74	1	0

						$90	$14	$104	$2	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	400	$0	$0	$0	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		700	(2)	(10)	(12)	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		1,500	5	15	20	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		400	(5)	0	(5)	0	(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		800	3	1	4	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		150	10	(2)	8	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		70	(9)	(2)	(11)	0	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	210	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/18/2026	JPY	180,000	(2)	(3)	(5)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027		90,000	(1)	0	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		25,470	1	0	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		44,000	(2)	0	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	(1)	(9)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		140,000	(3)	4	1	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(6)	(12)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		12,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		90,000	6	(15)	(9)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		50,000	(21)	(28)	(49)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/19/2055		9,100	6	4	10	1	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		10,000	1	(1)	0	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	150	(2)	(4)	(6)	0	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		3,707	13	(10)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		430	6	(6)	0	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	10	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,550	12	(5)	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		4,710	(92)	30	(62)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		600	0	(9)	(9)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		4,335	(4)	(41)	(45)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		200	10	(6)	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		600	7	(2)	5	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		50	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		300	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	5	(7)	(2)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.645%	Annual	08/07/2034		$100	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		825	5	(8)	(3)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		1,100	(1)	(21)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		275	19	(9)	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		100	5	(1)	4	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25	7	2	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		150	(19)	17	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		60	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		100	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		100	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.892	Annual	02/15/2055		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		85	11	(1)	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		49	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		35	(1)	0	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		43	0	(1)	(1)	0	0
Pay(6)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	2,200	(12)	0	(12)	0	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		400	0	4	4	0	(1)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	6	1	7	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	7	2	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	25,200	(13)	18	5	0	(2)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035	KRW	252,620	1	1	2	0	0
Pay(6)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		518,810	(2)	(2)	(4)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	200	1	5	6	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	1,400	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(1)	(7)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030		100	1	0	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		100	0	2	2	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,020	9	13	22	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(2)	(2)	0	0
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		650	2	(2)	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		100	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		200	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		400	0	(2)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		600	0	(1)	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		400	1	1	2	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,850	(26)	21	(5)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(8)	1	(7)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		2,515	(94)	(2)	(96)	0	(5)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(15)	(12)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		300	0	15	15	0	0
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		200	0	9	9	0	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		120	11	4	15	1	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	200	0	1	1	0	0
Pay	CAONREPO	3.898	Annual	06/19/2026		300	0	3	3	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		600	0	6	6	0	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		1,025	11	0	11	0	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		400	(1)	4	3	0	0
Pay	CAONREPO	3.250	Semi-Annual	12/18/2029		100	2	0	2	0	0
Pay	CAONREPO	2.500	Semi-Annual	03/19/2030		100	(1)	1	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		100	(2)	(2)	(4)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	(1)	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		600	0	(11)	(11)	0	(1)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		100	0	(3)	(3)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		200	0	0	0	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CAONREPO	3.500%	Semi-Annual	09/01/2033	CAD	200	$2	$(9)	$(7)	$0	$0
Receive	CAONREPO	3.250	Semi-Annual	12/20/2033		200	2	(6)	(4)	0	(1)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		150	(30)	4	(26)	0	0
Pay	CAONREPO	3.250	Semi-Annual	12/18/2054		75	3	(2)	1	1	0

							$(193)	$(59)	$(252)	$7	$(61)

Total Swap Agreements							$(117)	$(52)	$(169)	$9	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$33	$9	$42		$(1)	$(15)	$(63)	$(79)

Cash of $945 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	GBP	38		$52	$0	$0
	07/2025	NZD	114		69	0	(1)
	07/2025		$201	AUD	310	3	0
	07/2025		697	CNH	5,025	5	0
	07/2025		28	EUR	25	1	0
	08/2025	AUD	310		$201	0	(3)
	08/2025	CNH	1,619		227	0	(1)
	08/2025		$697	CNH	5,025	8	0
	08/2025		52	GBP	38	0	0
	08/2025		69	NZD	114	1	0

BOA	07/2025	AUD	13		$8	0	0
	07/2025		$5,650	EUR	4,969	203	0
	07/2025		7	SGD	9	0	0
	08/2025	CNH	80		$11	0	0
	08/2025	HUF	3,390	EUR	8	0	0
	08/2025	SGD	9		$7	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	TWD	10		$0	$0	$0
	08/2025		$11	HUF	3,592	0	0
	08/2025		31	MXN	590	0	0

BPS	07/2025	BRL	84		$15	0	0
	07/2025	EUR	19	RON	95	0	0
	07/2025	NOK	70		$7	0	0
	07/2025	SEK	95		10	0	0
	07/2025	THB	1,137		34	0	(1)
	07/2025	TWD	738		23	0	(3)
	07/2025		$15	BRL	84	0	0
	07/2025		60	IDR	976,453	0	0
	07/2025		8	TWD	231	0	0
	08/2025	CNH	1,526		$213	0	(1)
	08/2025	TWD	1,269		41	0	(4)
	08/2025		$106	CNH	765	2	0
	08/2025		7	CNY	48	0	0
	08/2025		5	CZK	117	0	0
	08/2025		17	INR	1,470	0	0
	08/2025		21	JPY	2,960	0	0
	08/2025		21	MXN	401	0	0
	08/2025		18	TWD	532	1	0
	09/2025		12	PEN	42	0	0
	10/2025	BRL	2,700		$443	0	(43)

BRC	07/2025	AUD	28		18	0	0
	07/2025	EUR	20	RON	102	0	0
	07/2025	GBP	748		$1,018	0	(9)
	07/2025	ILS	32		10	0	0
	07/2025	TRY	62		2	0	0
	07/2025		$540	DKK	3,480	10	0
	07/2025		38	GBP	28	1	0
	07/2025		19	ILS	67	1	0
	07/2025		4	JPY	622	0	0
	07/2025		4	NOK	40	0	0
	07/2025		5	PLN	20	0	0
	07/2025		158	TRY	6,477	2	0
	07/2025	ZAR	2,825		$156	0	(3)
	08/2025	CNH	375		52	0	0
	08/2025		$49	CNH	355	0	0
	08/2025		52	CZK	1,152	3	0
	08/2025		1,018	GBP	748	9	0
	08/2025		78	TRY	3,244	1	0
	09/2025	MYR	251		$60	0	0
	09/2025		$8	PEN	28	0	0
	12/2025		6	TRY	281	0	0
	01/2026	DKK	400		$57	0	(7)

BSH	07/2025		1,129		172	0	(6)
	09/2025		$157	PEN	573	5	0
	11/2025	PEN	435		$118	0	(4)

CBK	07/2025	BRL	204		37	0	0
	07/2025	CNY	588		82	0	0
	07/2025	EUR	83		95	0	(3)
	07/2025	SGD	4		3	0	0
	07/2025	TWD	1,533		47	0	(6)
	07/2025		$35	BRL	204	2	0
	07/2025		416	CNY	2,979	1	0
	07/2025		246	EUR	210	2	0
	07/2025		39	IDR	643,140	0	0
	07/2025		314	KRW	431,259	5	0
	07/2025		4	PEN	13	0	0
	08/2025	CNH	439		$61	0	0
	08/2025	PEN	891		240	0	(11)
	08/2025	TWD	1,921		59	0	(8)
	08/2025		$260	CNH	1,870	2	0
	08/2025		165	CNY	1,183	0	0
	08/2025		50	COP	207,509	1	0
	08/2025		10	EGP	551	1	0
	08/2025		127	INR	10,917	1	0
	08/2025		11	PEN	40	0	0
	09/2025	PEN	88		$24	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	07/2025	AUD	9		$6	$0	$0
	07/2025	DKK	626		98	0	(1)
	07/2025	EUR	5,182		6,012	0	(92)
	07/2025	KRW	13,636		10	0	0
	07/2025		$1	CNY	6	0	0
	07/2025		3	IDR	45,258	0	0
	07/2025		9	ILS	33	0	0
	07/2025		10	TWD	308	0	0
	08/2025	CNH	433		$60	0	0
	08/2025	EUR	34	RON	171	0	0
	08/2025		$138	CNH	994	1	0
	08/2025		98	DKK	624	1	0
	08/2025		10	EGP	551	1	0
	08/2025		6,012	EUR	5,171	92	0
	08/2025		59	INR	5,066	0	0
	09/2025	KZT	1,628		$3	0	0
	09/2025	MXN	4		0	0	0
	09/2025		$22	KZT	11,555	0	(1)
	12/2025		10		5,315	0	0

FAR	07/2025	AUD	260		$168	0	(3)
	07/2025	BRL	4,242		768	0	(13)
	07/2025	CHF	143		179	0	(2)
	07/2025	DKK	850		134	0	(1)
	07/2025	JPY	198,504		1,364	0	(15)
	07/2025	SGD	1		1	0	0
	07/2025		$747	BRL	4,242	33	0
	07/2025		174	CHF	143	7	0
	07/2025		356	CNH	2,556	2	0
	07/2025		2,392	JPY	343,154	0	(9)
	07/2025		45	PLN	167	1	0
	07/2025		157	SEK	1,501	2	0
	07/2025		6	SGD	7	0	0
	08/2025	CNH	1,432		$200	0	(1)
	08/2025	SGD	7		6	0	0
	08/2025		$179	CHF	143	2	0
	08/2025		134	DKK	848	1	0
	08/2025		28	INR	2,426	0	0
	08/2025		1,364	JPY	197,774	15	0
	09/2025		768	BRL	4,306	13	0
	09/2025		161	MXN	3,133	5	0
	09/2025		0	PEN	1	0	0

GLM	07/2025	EUR	22	RON	113	0	0
	07/2025	TWD	829		$25	0	(3)
	07/2025		$9	IDR	152,260	0	0
	07/2025		2	SGD	3	0	0
	08/2025	EUR	4	RON	20	0	0
	08/2025	SGD	3		$2	0	0
	08/2025	TWD	458		14	0	(2)
	08/2025		$37	HUF	13,040	2	0
	09/2025	MYR	310		$74	0	0
	09/2025	PEN	106		29	0	(1)
	10/2025	BRL	2,900		475	0	(47)
	12/2025	TRY	186		4	0	0
	01/2026	JPY	10,000		74	4	0

IND	07/2025	SEK	1,408		149	0	0
	08/2025		$149	SEK	1,405	0	0

JPM	07/2025	BRL	358		$66	0	0
	07/2025	CNY	692		97	0	0
	07/2025	DKK	875		133	0	(6)
	07/2025	SGD	60		47	0	0
	07/2025	TWD	747		23	0	(3)
	07/2025		$64	BRL	358	2	0
	07/2025		724	CNH	5,222	6	0
	07/2025		68	CNY	487	0	0
	07/2025		9	KRW	12,103	0	0
	07/2025		68	NZD	114	2	0
	07/2025		138	PLN	515	4	0
	07/2025		4	SGD	6	0	0
	07/2025	ZAR	898		$50	0	0
	08/2025	CNH	2,540		355	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	SGD	6		$4	$0	$0
	08/2025	TWD	1,461		45	0	(6)
	08/2025		$12	BRL	67	0	0
	08/2025		654	CNH	4,715	8	0
	08/2025		29	CNY	204	0	0
	08/2025		228	EUR	194	1	0
	08/2025		32	INR	2,770	0	0
	08/2025		11	TWD	358	2	0
	10/2025	HUF	3,628	EUR	9	0	0

MBC	07/2025	CAD	148		$108	0	(1)
	07/2025	CNY	339		47	0	0
	07/2025	EUR	54		62	0	(2)
	07/2025	GBP	108		147	0	(2)
	07/2025	SGD	144		112	0	(1)
	07/2025	THB	151		5	0	0
	07/2025	TWD	332		10	0	(1)
	07/2025		$151	CAD	207	1	0
	07/2025		322	CNH	2,322	3	0
	07/2025		47	CNY	339	0	0
	07/2025		356	EUR	309	8	0
	07/2025		52	GBP	38	0	0
	07/2025		9	IDR	153,406	0	0
	07/2025		181	JPY	26,152	1	0
	07/2025		41	PLN	153	2	0
	07/2025		118	SGD	153	2	0
	07/2025		1	TWD	17	0	0
	08/2025	CNH	1,419		$197	0	(2)
	08/2025	SGD	153		118	0	(2)
	08/2025	TWD	317		10	0	(1)
	08/2025		$108	CAD	148	1	0
	08/2025		419	CNH	3,023	5	0
	08/2025		47	CNY	338	0	0
	08/2025		110	JPY	15,744	0	0

MYI	07/2025	CNY	91		$13	0	0
	07/2025	JPY	66,752		458	0	(6)
	07/2025	NOK	315		31	0	0
	07/2025		$54	JPY	7,752	0	0
	07/2025		0	PLN	1	0	0
	08/2025	CNH	1,459		$204	0	(1)
	08/2025		$44	CNY	314	0	0
	08/2025		458	JPY	66,507	6	0
	08/2025		31	NOK	315	0	0
	09/2025	CAD	73		$51	0	(2)
	09/2025		$5	KZT	2,405	0	0
	12/2025	CZK	252	EUR	10	0	0
	01/2026	DKK	295		$42	0	(5)
	04/2026		500		71	0	(9)

NGF	07/2025		$112	IDR	1,822,389	1	0

RYL	08/2025	CNH	387		$53	0	(1)
	08/2025		$48	CNH	344	0	0

SCX	07/2025	CNH	190		$26	0	0
	07/2025	JPY	4,044		28	0	0
	07/2025		$73	CNY	525	0	0
	07/2025		43	IDR	708,110	0	0
	07/2025		0	ILS	1	0	0
	07/2025		24	SGD	31	0	0
	07/2025		34	TWD	1,010	1	0
	08/2025	CNH	2,705		$378	0	(1)
	08/2025	SGD	30		24	0	0
	08/2025	TWD	190		6	0	(1)
	08/2025		$199	CNH	1,435	3	0
	08/2025		20	INR	1,700	0	0
	08/2025		5	JPY	741	0	0

SOG	07/2025	JPY	113,173		$784	0	(2)
	07/2025	NOK	33		3	0	0
	07/2025		$26	RON	112	0	0
	08/2025	CNH	146		$20	0	0
	08/2025		$1	HUF	445	0	0
	08/2025		0	INR	10	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$763	JPY	109,769	$2	$0
	08/2025		3	NOK	33	0	0
	08/2025		14	SEK	130	0	0

SSB	07/2025	CAD	59		$43	0	0
	07/2025		$1,121	GBP	828	15	0
	07/2025		18	KRW	24,445	0	0
	08/2025		43	CAD	59	0	0
	11/2025	PEN	62		$17	0	(1)

UAG	07/2025	CLP	15,847		17	0	0
	07/2025	THB	4,109		124	0	(3)
	07/2025		$52	CLP	48,477	0	0
	07/2025		25	CNH	180	0	0
	07/2025		1	ILS	5	0	0
	07/2025		163	JPY	23,558	1	0
	07/2025		37	NOK	378	0	0
	07/2025		19	RON	85	0	0
	08/2025	CNH	180		$25	0	0
	08/2025		$257	CNH	1,848	2	0
	09/2025		51	CAD	72	2	0
	12/2025	EUR	10	CZK	252	0	0
	12/2025	TRY	141		$3	0	0

Total Forward Foreign Currency Contracts						$534	$(366)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	22	$0	$0
	Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	30	0	0

BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	48	0	0

GLM	Put - OTC EUR versus USD	$	1.100	12/17/2025	6	1	1

JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	69	1	0
	Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	37	0	0

MBC	Put - OTC EUR versus USD	$	1.098	12/23/2025	6	1	1

MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	24	0	0
	Put - OTC EUR versus CZK		24.550	12/16/2025	62	0	0
	Put - OTC EUR versus CZK		24.700	12/16/2025	40	0	0
	Put - OTC EUR versus USD	$	1.110	11/24/2025	150	1	1

						$4	$3

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	1,400	$ 2	$0

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	3,900	5	0

							$ 7	$0

Total Purchased Options							$ 11	$3

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	37	$(1)	$(1)

UAG	Call - OTC USD versus TRY		54.000	12/16/2025	24	(1)	(1)

						$(2)	$(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637%	07/18/2025	100	$ 0	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	100	0	0

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	100	0	0

							$ (6)	$(2)

Total Written Options							$ (8)	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
MYC	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$70	$(2)	$(1)	$0	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.603%		$200	$(1)	$3	$2	$0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	76	0	0	0	0

								$(1)	$3	$2	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$	675	JPY	100,000	$1	$1	$2	$0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026		1,031		163,200	(13)	1	0	(12)

									$(12)	$2	$2	$(12)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	7,200	$(4)	$5	$1	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	190	0	1	1	0

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030		1,180	1	3	4	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		410	2	(5)	0	(3)

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		220	0	(1)	0	(1)

								$(1)	$3	$6	$(4)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	1,603	1.199%	Maturity	12/22/2025	$520	$0	$(10)	$0	$(10)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199%	Maturity	09/22/2025	300	3	(10)	0	(7)

								$3	$(20)	$0	$(17)

Total Swap Agreements								$(13)	$(13)	$10	$(36)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$18	$0	$0	$18	$(5)	$0	$0	$(5)	$13	$0	$13
BOA	203	0	0	203	0	(1)	0	(1)	202	0	202
BPS	3	0	2	5	(52)	0	(10)	(62)	(57)	0	(57)
BRC	27	0	0	27	(19)	0	0	(19)	8	0	8
BSH	5	0	0	5	(10)	0	0	(10)	(5)	0	(5)
CBK	15	0	4	19	(29)	(1)	0	(30)	(11)	0	(11)
DUB	95	0	0	95	(94)	0	0	(94)	1	0	1
FAR	81	0	0	81	(44)	0	0	(44)	37	0	37
GLM	6	1	0	7	(53)	(1)	0	(54)	(47)	0	(47)
GST	0	0	4	4	0	0	(15)	(15)	(11)	0	(11)
JPM	25	0	0	25	(16)	0	(8)	(24)	1	0	1
MBC	23	1	0	24	(12)	0	0	(12)	12	0	12
MYC	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
MYI	6	1	0	7	(23)	0	0	(23)	(16)	26	10
NGF	1	0	0	1	0	0	0	0	1	0	1
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	4	0	0	4	(2)	0	0	(2)	2	0	2
SOG	2	0	0	2	(2)	0	0	(2)	0	0	0
SSB	15	0	0	15	(1)	0	0	(1)	14	0	14
UAG	5	0	0	5	(3)	(1)	0	(4)	1	0	1

Total Over the Counter	$534	$3	$10	$547	$(366)	$(4)	$(36)	$(406)

(g)

Securities with an aggregate market value of $26 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33
Swap Agreements	0	2	0	0	7	9

	$0	$2	$0	$0	$40	$42

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$534	$0	$534
Purchased Options	0	0	0	3	0	3
Swap Agreements	0	2	0	2	6	10

	$0	$2	$0	$539	$6	$547

	$0	$4	$0	$539	$46	$589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	15	15
Swap Agreements	0	1	0	0	62	63

	$0	$1	$0	$0	$78	$79

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$366	$0	$366
Written Options	0	0	0	2	2	4
Swap Agreements	0	3	0	12	21	36

	$0	$3	$0	$380	$23	$406

	$0	$4	$0	$380	$101	$485

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(33)	(33)
Swap Agreements	0	14	0	0	(130)	(116)

	$0	$14	$0	$0	$(162)	$(148)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$622	$0	$622
Purchased Options	0	0	0	17	(3)	14
Written Options	0	0	0	3	16	19
Swap Agreements	0	5	0	76	22	103

	$0	$5	$0	$718	$35	$758

	$0	$19	$0	$718	$(127)	$610

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$69	$69
Swap Agreements	0	3	0	0	(92)	(89)

	$0	$3	$0	$0	$(23)	$(20)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)
Purchased Options	0	0	0	(15)	(6)	(21)
Written Options	0	0	0	(2)	7	5
Swap Agreements	0	(2)	0	(5)	(31)	(38)

	$0	$(2)	$0	$(46)	$(30)	$(78)

	$0	$1	$0	$(46)	$(53)	$(98)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Argentin a
Sovereign Issues	$0	$7	$0	$7
Australia
Sovereign Issues	0	578	0	578
Brazil
Sovereign Issues	0	497	0	497
Canada
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	879	0	879
Cayman Islands
Asset-Backed Securities	0	654	0	654
China
Sovereign Issues	0	344	0	344
Denmark
Corporate Bonds & Notes	0	35	0	35
France
Corporate Bonds & Notes	0	156	0	156
Sovereign Issues	0	1,101	0	1,101
Germany
Corporate Bonds & Notes	0	111	0	111
Ireland
Asset-Backed Securities	0	128	0	128
Israel
Sovereign Issues	0	215	0	215
Italy
Sovereign Issues	0	470	0	470
Japan
Sovereign Issues	0	1,778	0	1,778
Malaysia
Sovereign Issues	0	300	0	300
Peru
Sovereign Issues	0	271	0	271
Poland
Sovereign Issues	0	203	0	203
Romania
Sovereign Issues	0	297	0	297
Saudi Arabia
Sovereign Issues	0	523	0	523
Serbia
Sovereign Issues	0	109	0	109
Singapore
Sovereign Issues	0	116	0	116
South Africa
Sovereign Issues	0	277	0	277
Spain
Corporate Bonds & Notes	0	129	0	129
Sovereign Issues	0	1,312	0	1,312

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Switzerland
Corporate Bonds & Notes	$0	$133	$0	$133
Thailand
Sovereign Issues	0	281	0	281
United Kingdom
Corporate Bonds & Notes	0	121	0	121
Non-Agency Mortgage-Backed Securities	0	231	0	231
Sovereign Issues	0	432	0	432
United States
Asset-Backed Securities	0	723	0	723
Corporate Bonds & Notes	0	1,877	0	1,877
Loan Participations and Assignments	0	92	0	92
Municipal Bonds & Notes	0	45	0	45
Non-Agency Mortgage-Backed Securities	0	1,277	0	1,277
U.S. Government Agencies	0	11,275	0	11,275
U.S. Treasury Obligations	0	2,150	0	2,150
Short-Term Instruments
Nigeria Treasury Bills	0	59	0	59

	$0	$29,597	$0	$29,597

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,821	$0	$0	$1,821

Total Investments	$1,821	$29,597	$0	$31,418

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,891)	$0	$(2,891)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	18	0	42
Over the counter	0	547	0	547

	$24	$565	$0	$589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(67)	0	(78)
Over the counter	0	(406)	0	(406)

	$(11)	$(473)	$0	$(484)

Total Financial Derivative Instruments	$13	$92	$0	$105

Totals	$1,834	$26,798	$0	$28,632

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Notes to Financial Statements	(Cont.)

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the

Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio

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securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

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Notes to Financial Statements	(Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market

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movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,053	$12,118	$(11,351)	$1	$0	$1,821	$18	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Porfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Porfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Porfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Porfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Porfolio has sold a security on a delayed delivery basis, the Porfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools

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created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings

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Notes to Financial Statements	(Cont.)

banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a

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joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities.

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Notes to Financial Statements	(Cont.)

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the

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credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes

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Notes to Financial Statements	(Cont.)

periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would

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receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

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Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to:

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(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio.

The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Notes to Financial Statements	(Cont.)

who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Notes to Financial Statements	(Cont.)

offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $626.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$92,668	$88,943	$6,096	$4,717

†	A zero balance may reflect actual amounts rounding to less than one thousand.

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	(1)	$0	0	$0

Administrative Class	482	3,591	423	3,097

Advisor Class	1,368	10,503	3,285	24,928
Issued as reinvestment of distributions

Institutional Class	0	1	0	2

Administrative Class	20	150	40	291

Advisor Class	33	242	84	608
Cost of shares redeemed

Institutional Class	(1)	(10)	0	0

Administrative Class	(377)	(2,784)	(610)	(4,471)

Advisor Class	(507)	(3,637)	(3,120)	(22,433)

Net increase (decrease) resulting from Portfolio share transactions	1,017	$8,056	102	$2,022

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 74% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$633	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$28,369	$1,756	$(1,561)	$195

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

46	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. – New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index – Investment Grade	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:

ALT	Alternate Loan Trust	DAC	Designated Activity Company	Oat	Obligations Assimilables du Trésor

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (Unhedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0187	$0.0000	$0.0000	$0.0187

February 2025	$0.0188	$0.0000	$0.0000	$0.0188

March 2025	$0.0244	$0.0000	$0.0000	$0.0244

April 2025	$0.0228	$0.0000	$0.0000	$0.0228

May 2025	$0.0243	$0.0000	$0.0000	$0.0243

June 2025	$0.0263	$0.0000	$0.0000	$0.0263

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0178	$0.0000	$0.0000	$0.0178

February 2025	$0.0179	$0.0000	$0.0000	$0.0179

March 2025	$0.0235	$0.0000	$0.0000	$0.0235

April 2025	$0.0218	$0.0000	$0.0000	$0.0218

May 2025	$0.0233	$0.0000	$0.0000	$0.0233

June 2025	$0.0254	$0.0000	$0.0000	$0.0254

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0172	$0.0000	$0.0000	$0.0172

February 2025	$0.0174	$0.0000	$0.0000	$0.0174

March 2025	$0.0229	$0.0000	$0.0000	$0.0229

April 2025	$0.0212	$0.0000	$0.0000	$0.0212

May 2025	$0.0226	$0.0000	$0.0000	$0.0226

June 2025	$0.0248	$0.0000	$0.0000	$0.0248

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

48	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUNHFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Long-Term U.S. Government Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Long-Term U.S. Government Portfolio	04/30/99	04/10/00	04/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Long-Term U.S. Government Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

On May 21, 2025, a supplement was filed to provide notification of changes to the principal investment strategies of the PIMCO Long-Term U.S. Government Portfolio. As of May 21, 2025, the second paragraph in the Principal Investment Strategies section of the Portfolio’s Portfolio Summary in the Portfolio’s prospectuses was deleted and replaced with the following: The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Long-Term U.S. Government Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$7.27	$0.12	$0.14	$0.26	$(0.12)	$0.00	$(0.12)

12/31/2024	7.95	0.21	(0.67)	(0.46)	(0.22)	0.00	(0.22)

12/31/2023	7.83	0.20	0.12	0.32	(0.20)	0.00	(0.20)

12/31/2022	11.24	0.22	(3.43)	(3.21)	(0.20)	0.00	(0.20)

12/31/2021	14.77	0.21	(1.01)	(0.80)	(0.21)	(2.52)	(2.73)

12/31/2020	12.90	0.26	2.02	2.28	(0.28)	(0.13)	(0.41)
Administrative Class

01/01/2025 - 06/30/2025+	7.27	0.11	0.15	0.26	(0.12)	0.00	(0.12)

12/31/2024	7.95	0.20	(0.67)	(0.47)	(0.21)	0.00	(0.21)

12/31/2023	7.83	0.18	0.13	0.31	(0.19)	0.00	(0.19)

12/31/2022	11.24	0.18	(3.40)	(3.22)	(0.19)	0.00	(0.19)

12/31/2021	14.77	0.19	(1.01)	(0.82)	(0.19)	(2.52)	(2.71)

12/31/2020	12.90	0.24	2.01	2.25	(0.25)	(0.13)	(0.38)
Advisor Class

01/01/2025 - 06/30/2025+	7.27	0.11	0.15	0.26	(0.12)	0.00	(0.12)

12/31/2024	7.95	0.19	(0.67)	(0.48)	(0.20)	0.00	(0.20)

12/31/2023	7.83	0.18	0.12	0.30	(0.18)	0.00	(0.18)

12/31/2022	11.24	0.17	(3.40)	(3.23)	(0.18)	0.00	(0.18)

12/31/2021	14.77	0.18	(1.01)	(0.83)	(0.18)	(2.52)	(2.70)

12/31/2020	12.90	0.23	2.01	2.24	(0.24)	(0.13)	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Portfolio’s expenses are calculated.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

(Unaudited)

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.41	3.64%	$64,618	2.275	%*	2.275	%*	0.485	%*	0.485	%*	3.26	%*	90%

7.27	(5.87)	60,746	2.425		2.425		0.475		0.475		2.79		187

7.95	4.14	59,172	1.855		1.855		0.475		0.475		2.52		170

7.83	(28.77)	50,100	1.125	(e)	1.125	(e)	0.475	(e)	0.475	(e)	2.47		151

11.24	(4.64)	14,634	0.505		0.505		0.475		0.475		1.70		69

14.77	17.57	50,914	0.695		0.695		0.475		0.475		1.76		251

7.41	3.57	320,510	2.425	*	2.425	*	0.635	*	0.635	*	3.10	*	90

7.27	(6.01)	315,349	2.575		2.575		0.625		0.625		2.64		187

7.95	3.99	365,838	2.005		2.005		0.625		0.625		2.34		170

7.83	(28.87)	350,822	1.135		1.135		0.625		0.625		2.01		151

11.24	(4.78)	478,236	0.655		0.655		0.625		0.625		1.57		69

14.77	17.39	500,164	0.845		0.845		0.625		0.625		1.61		251

7.41	3.52	48,098	2.525	*	2.525	*	0.735	*	0.735	*	3.01	*	90

7.27	(6.10)	46,560	2.675		2.675		0.725		0.725		2.54		187

7.95	3.88	44,172	2.105		2.105		0.725		0.725		2.25		170

7.83	(28.95)	38,630	1.235		1.235		0.725		0.725		1.92		151

11.24	(4.88)	47,344	0.755		0.755		0.725		0.725		1.47		69

14.77	17.28	39,831	0.945		0.945		0.725		0.725		1.50		251

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Long-Term U.S. Government Portfolio	June 30, 2025 (Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$665,109
Investments in Affiliates	92
Financial Derivative Instruments
Exchange-traded or centrally cleared	54
Cash	333
Deposits with counterparty	4,744
Receivable for investments sold	438,854
Receivable for TBA investments sold	72,663
Receivable for Portfolio shares sold	206
Interest and/or dividends receivable	4,588
Dividends receivable from Affiliates	32
Total Assets	1,186,675

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$613,963
Payable for short sales	83
Financial Derivative Instruments
Exchange-traded or centrally cleared	851
Over the counter	32
Payable for investments in Affiliates purchased	33
Payable for TBA investments purchased	135,936
Deposits from counterparty	2,321
Payable for Portfolio shares redeemed	22
Accrued investment advisory fees	76
Accrued supervisory and administrative fees	84
Accrued distribution fees	9
Accrued servicing fees	38
Accrued reimbursement to PIMCO	1
Total Liabilities	753,449

Commitments and Contingent Liabilities^

Net Assets	$433,226

Net Assets Consist of:

Paid in capital	$669,121
Distributable earnings (accumulated loss)	(235,895)

Net Assets	$433,226

Net Assets:

Institutional Class	$64,618
Administrative Class	320,510
Advisor Class	48,098

Shares Issued and Outstanding:

Institutional Class	8,717
Administrative Class	43,237
Advisor Class	6,489

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.41
Administrative Class	7.41
Advisor Class	7.41

Cost of investments in securities	$786,945
Cost of investments in Affiliates	$92
Proceeds received on short sales	$82
Cost or premiums of financial derivative instruments, net	$(78)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Long-Term U.S. Government Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$11,547
Dividends from Investments in Affiliates	123
Total Income	11,670

Expenses:

Investment advisory fees	475
Supervisory and administrative fees	528
Distribution and/or servicing fees - Administrative Class	236
Distribution and/or servicing fees - Advisor Class	59
Trustee fees	12
Interest expense	3,781
Miscellaneous expense	2
Total Expenses	5,093
Waiver and/or Reimbursement by PIMCO	(4)
Net Expenses	5,089

Net Investment Income (Loss)	6,581

Net Realized Gain (Loss):

Investments in securities	72
Investments in Affiliates	(51)
Exchange-traded or centrally cleared financial derivative instruments	2,477
Over the counter financial derivative instruments	149

Net Realized Gain (Loss)	2,647

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	11,488
Exchange-traded or centrally cleared financial derivative instruments	(5,597)
Over the counter financial derivative instruments	22

Net Change in Unrealized Appreciation (Depreciation)	5,913

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,141

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,581	$11,879
Net realized gain (loss)	2,647	(23,606)
Net change in unrealized appreciation (depreciation)	5,913	(15,703)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,141	(27,430)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,051)	(1,707)
Administrative Class	(5,154)	(9,393)
Advisor Class	(755)	(1,175)

Total Distributions(a)	(6,960)	(12,275)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	2,390	(6,822)

Total Increase (Decrease) in Net Assets	10,571	(46,527)

Net Assets:

Beginning of period	422,655	469,182
End of period	$433,226	$422,655

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$15,141

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(618,551)
Proceeds from sales of long-term securities	579,261
(Purchases) Proceeds from sales of short-term portfolio investments, net	157,361
(Increase) decrease in deposits with counterparty	(549)
(Increase) decrease in receivable for investments sold	3,361
(Increase) decrease in interest and/or dividends receivable	(359)
(Increase) decrease in dividends receivable from Affiliates	(27)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(2,139)
Proceeds from (Payments on) over the counter financial derivative instruments	148
(Increase) decrease in reimbursement receivable from PIMCO	1
Increase (decrease) in payable for investments purchased	(139,449)
Increase (decrease) in deposits from counterparty	2,321
Increase (decrease) in accrued investment advisory fees	(7)
Increase (decrease) in accrued supervisory and administrative fees	(8)
Increase (decrease) in accrued distribution fees	(1)
Increase (decrease) in accrued servicing fees	(3)
Net Realized (Gain) Loss
Investments in securities	(72)
Investments in Affiliates	51
Exchange-traded or centrally cleared financial derivative instruments	(2,477)
Over the counter financial derivative instruments	(149)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(11,488)
Exchange-traded or centrally cleared financial derivative instruments	5,597
Over the counter financial derivative instruments	(22)
Net amortization (accretion) on investments	(1,079)

Net Cash Provided by (Used for) Operating Activities	(13,138)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	25,684
Payments on shares redeemed	(30,956)
Cash distributions paid*	0
Proceeds from sale-buyback transactions	1,574,235
Payments on sale-buyback transactions	(1,555,978)

Net Cash Received from (Used for) Financing Activities	12,985

Net Increase (Decrease) in Cash and Foreign Currency	(153)

Cash and Foreign Currency:

Beginning of year	486
End of year	$333

* Reinvestment of distributions	$6,960

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$3,511

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.5%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$364	$328

Total Corporate Bonds & Notes (Cost $364)		328

U.S. GOVERNMENT AGENCIES 18.2%

Fannie Mae
3.000% due 09/25/2046	2,264	1,709
3.580% due 08/01/2030	1,700	1,631
3.600% due 02/01/2040	1,156	1,085
4.250% due 05/25/2037	108	98
4.807% due 07/25/2037 •	2	2
5.000% due 04/25/2032 - 08/25/2033	104	107
5.500% due 12/25/2035	31	33
6.500% due 07/25/2031	12	12
6.583% due 01/01/2033 •	2	2

Freddie Mac
0.195% due 12/15/2042 •	248	211
2.862% due 07/25/2054 ~	1,300	1,220
3.000% due 04/15/2053	1,244	1,014
3.500% due 01/15/2048	650	588
4.000% due 06/15/2032 - 09/15/2044	4,136	4,021
4.051% due 03/25/2036 ~	137	131
4.608% due 10/15/2043 •	717	703
4.818% due 01/15/2033 •	1	1
4.868% due 01/25/2036 ~	113	109
5.500% due 02/15/2034	75	78
5.599% due 10/25/2044 •	226	208
7.000% due 12/01/2031	1	2

Ginnie Mae
3.500% due 01/20/2044	643	599
6.000% due 08/20/2033	220	221

Ginnie Mae, TBA
4.000% due 07/01/2055	7,300	6,789
4.500% due 07/01/2055	1,700	1,628

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	528

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	800	664

U.S. Small Business Administration
5.290% due 12/01/2027	10	10

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	104	89
4.000% due 08/01/2048	5	4

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	4,600	3,981
4.000% due 08/01/2055	2,400	2,231
4.500% due 08/01/2055	9,000	8,606
5.000% due 08/01/2055	6,200	6,073
6.000% due 08/01/2055	33,000	33,505
6.500% due 08/01/2055	1,100	1,134

Total U.S. Government Agencies (Cost $79,587)		79,027

U.S. TREASURY OBLIGATIONS 130.8%

U.S. Treasury Bonds
1.125% due 05/15/2040	12,820	7,974
1.125% due 08/15/2040 (d)	102,880	63,323
1.375% due 11/15/2040 (d)	21,220	13,525
1.750% due 08/15/2041	3,300	2,192
1.875% due 02/15/2051	2,650	1,489
2.000% due 11/15/2041	7,900	5,436
2.000% due 02/15/2050 (d)	36,908	21,686
2.250% due 05/15/2041 (d)	14,200	10,317
2.250% due 08/15/2049	4,000	2,510
2.250% due 02/15/2052	400	244
2.375% due 02/15/2042	6,500	4,731
2.500% due 02/15/2045	450	317
2.500% due 02/15/2046	3,680	2,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 11/15/2042	$5,600	$4,268
2.875% due 05/15/2049 (f)	1,550	1,113
2.875% due 05/15/2052	400	282
3.000% due 11/15/2044	540	416
3.000% due 05/15/2045	470	360
3.000% due 11/15/2045	10,100	7,698
3.000% due 08/15/2048 (d)	13,880	10,270
3.000% due 02/15/2049 (d)	65,070	47,964
3.000% due 08/15/2052 (d)	13,900	10,038
3.125% due 11/15/2041 (d)	25,610	21,011
3.125% due 08/15/2044	440	347
3.125% due 05/15/2048	3,730	2,831
3.250% due 05/15/2042	1,000	828
3.375% due 08/15/2042 (d)	11,300	9,488
3.375% due 11/15/2048 (d)	16,600	13,137
3.625% due 08/15/2043	2,400	2,066
3.625% due 05/15/2053 (d)	21,300	17,379
3.875% due 05/15/2043 (d)	15,600	13,939
4.000% due 11/15/2042 (d)	17,400	15,880
4.000% due 11/15/2052 (d)	73,040	63,901
4.125% due 08/15/2044	8,000	7,332
4.375% due 05/15/2041 (d)	9,920	9,617
4.375% due 08/15/2043	8,800	8,391
4.500% due 11/15/2054	3,000	2,860
4.625% due 05/15/2044	7,500	7,357
4.625% due 11/15/2044 (d)	10,100	9,890
4.625% due 05/15/2054	1,500	1,457
4.625% due 02/15/2055 (d)	14,400	14,022
4.750% due 02/15/2041	2,690	2,726
4.750% due 11/15/2043 (d)	22,710	22,693
4.750% due 02/15/2045 (d)	4,300	4,278

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (f)	3,356	3,043
0.625% due 07/15/2032	7,397	6,903
1.125% due 01/15/2033	8,378	8,009
1.750% due 01/15/2034 (f)	9,600	9,521

U.S. Treasury Notes
1.500% due 11/30/2028	5,800	5,392
2.375% due 03/31/2029	7,300	6,957
2.875% due 08/15/2028	100	97
3.250% due 06/30/2029	6,300	6,186
3.625% due 03/31/2030	200	199
3.750% due 05/31/2030	200	200
3.750% due 06/30/2030	400	399
3.875% due 09/30/2029 (d)	15,900	15,977
4.000% due 02/28/2030	200	202
4.125% due 10/31/2029	100	101
4.125% due 08/31/2030	200	203
4.125% due 10/31/2031	200	202
4.375% due 11/30/2030	500	513
4.625% due 09/30/2028	200	206
4.625% due 09/30/2030	300	311
4.875% due 10/31/2030	300	315

U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,239
0.000% due 05/15/2034 (a)	500	342
0.000% due 08/15/2034 (a)	1,270	857
0.000% due 08/15/2035 (a)	25,270	16,186
0.000% due 08/15/2036 (a)	18,000	10,930
0.000% due 11/15/2036 (a)	2,700	1,618
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)	260	117
0.000% due 05/15/2042 (a)	320	139
0.000% due 08/15/2042 (a)	80	34
0.000% due 11/15/2042 (a)	20	8

Total U.S. Treasury Obligations (Cost $687,063)		566,554

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%

Ashford Hospitality Trust
5.384% due 04/15/2035 •	74	74

Atrium Hotel Portfolio Trust
5.539% due 12/15/2036 •	353	345

BANK
4.046% due 03/15/2061 ~	500	494

Bear Stearns Adjustable Rate Mortgage Trust
6.575% due 04/25/2033 ~	5	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
4.016% due 03/15/2052	$2,300	$2,241
5.926% due 03/15/2057	800	835

COMM Mortgage Trust
3.140% due 10/10/2036	1,700	1,581

Countrywide Alternative Loan Trust
4.854% due 05/25/2035 •	14	14

Countrywide Home Loan Mortgage Pass-Through Trust
5.074% due 03/25/2035 •	23	22

Credit Suisse First Boston Mortgage Securities Corp.
6.015% due 11/25/2032 ~	1	1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.826% due 07/15/2038 •	865	781

DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,044

Extended Stay America Trust
5.506% due 07/15/2038 •	1,115	1,116

HarborView Mortgage Loan Trust
4.872% due 05/19/2035 •	11	11

Hilton USA Trust
3.719% due 11/05/2038	2,100	2,065

Impac CMB Trust
5.266% due 09/25/2034 þ	55	67

JP Morgan Chase Commercial Mortgage Securities Trust
5.809% due 12/15/2031 •	221	220

JP Morgan Mortgage Trust
5.334% due 12/25/2049 •	13	12
6.373% due 07/25/2035 ~	12	12

Natixis Commercial Mortgage Securities Trust
3.885% due 08/15/2038	500	482

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	62	60
2.750% due 11/25/2059 ~	267	256

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	15	12

Sequoia Mortgage Trust
5.132% due 07/20/2033 •	9	9

SFO Commercial Mortgage Trust
5.576% due 05/15/2038 •	1,000	996

Structured Adjustable Rate Mortgage Loan Trust
4.874% due 05/25/2037 •	29	27

Structured Asset Mortgage Investments Trust
5.092% due 09/19/2032 •	4	4
5.272% due 10/19/2033 •	7	7

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	600	548

VNDO Trust
3.805% due 01/10/2035	1,900	1,870

WaMu Mortgage Pass-Through Certificates Trust
5.399% due 08/25/2046 •	47	43
5.899% due 10/25/2046 •	18	17

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.371% due 05/25/2033 ~	4	4

Worldwide Plaza Trust
3.526% due 11/10/2036	300	213

Total Non-Agency Mortgage-Backed Securities (Cost $17,186)		16,487

ASSET-BACKED SECURITIES 0.6%

AUTOMOBILE SEQUENTIAL 0.2%

Hertz Vehicle Financing LLC
2.330% due 06/26/2028	700	673

		673

HOME EQUITY OTHER 0.1%

Bear Stearns Asset-Backed Securities Trust
5.434% due 11/25/2042 •	9	9

MASTR Asset-Backed Securities Trust
5.259% due 10/25/2034 •	318	307

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.364% due 07/25/2035 •	$303	$303

Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •	2	2

		621

OTHER ABS 0.3%

Dell Equipment Finance Trust
4.680% due 07/22/2027	1,300	1,306

ECMC Group Student Loan Trust
5.170% due 02/27/2068 •	114	113

		1,419

Total Asset-Backed Securities (Cost $2,745)		2,713

Total Investments in Securities (Cost $786,945)		665,109

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	9,417	$92

Total Short-Term Instruments (Cost $92)		92

Total Investments in Affiliates (Cost $92)		92

Total Investments 153.5% (Cost $787,037)		$665,201

Financial Derivative Instruments (e)(g) (0.2)% (Cost or Premiums, net $(78))		(829)

Other Assets and Liabilities, net (53.3)%		(231,146)

Net Assets 100.0%		$433,226

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	4.490%	07/02/2025	07/03/2025	$(210,107)	$(210,107)
	4.520	06/30/2025	07/01/2025	(1,572)	(1,572)
BPG	4.500	07/01/2025	07/02/2025	(228,747)	(228,746)
UBS	4.440	06/11/2025	07/18/2025	(78,571)	(78,765)
	4.450	05/20/2025	07/07/2025	(511)	(514)
	4.450	06/02/2025	07/18/2025	(93,922)	(94,259)

Total Sale-Buyback Transactions					$(613,963)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2055	$100	$(82)	$(83)

Total Short Sales 0.0%				$(82)	$(83)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(211,679)	$(211,679)	$211,644	$(35)
BPG	0	0	(228,746)	(228,746)	229,182	436
UBS	0	0	(173,538)	(173,538)	173,333	(205)

Total Borrowings and Other Financing Transactions	$0	$0	$(613,963)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(1,572)	$(612,391)	$0	$0	$(613,963)

Total Borrowings	$(1,572)	$(612,391)	$0	$0	$(613,963)

Payable for sale-buyback financing transactions					$(613,963)

(d)	Securities with an aggregate market value of $616,459 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(168,946) at a weighted average interest rate of 4.458%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(417) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	14	$14	$(5)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	20	20	(8)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	9	9	(3)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	29	29	(11)	(15)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	14	14	(5)	(10)

Total Written Options					$(32)	$(27)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2025	145	$15,805	$171	$19	$0
U.S. Treasury 10-Year Note September Futures	09/2025	111	12,446	292	35	0

				$463	$54	$0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	33	$(6,865)	$(27)	$0	$(2)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	669	(76,444)	(1,352)	0	(324)
U.S. Treasury Long-Term Bond September Futures	09/2025	173	(19,976)	(874)	0	(173)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	48	(5,718)	(222)	0	(64)

				$(2,475)	$0	$(563)

Total Futures Contracts				$(2,012)	$54	$(563)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$(6)	$(6)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	(13)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	(65)	(65)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	(73)	(73)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	(74)	(74)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	53	(65)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	600	(1)	(9)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	(75)	(75)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	(56)	(56)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(80)	(58)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	7	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	(27)	(67)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	39	39	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	707	654	0	(10)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,462	(6)	(93)	(99)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	6	1	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(4)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(4)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	(1)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	(4)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	2	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	4	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	(2)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	6	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	11	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	33	30	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	27	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	350	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	500	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	700	(2)	(9)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	30	30	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	43	43	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	8	8	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	1,170	(2)	(29)	(31)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,848	1,770	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	1,066	1,310	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	61	58	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	1,000	0	(5)	(5)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	145	210	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	600	0	8	8	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	1,800	0	16	16	0	(15)

Total Swap Agreements						$(14)	$3,495	$3,481	$0	$(261)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$54	$0	$54		$(27)	$(563)	$(261)	$(851)

(f)

Securities with an aggregate market value of $1,965 and cash of $4,744 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637%	07/18/2025	600	$(2)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	900	(3)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	400	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	500	(2)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	1,000	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	1,000	(3)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	800	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	800	(2)	0

Total Written Options							$(32)	$(32)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(8)	$0	$(8)	$(8)	$0	$(8)
GLM	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
JPM	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
MYC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)

Total Over the Counter	$0	$0	$0	$0	$0	$(32)	$0	$(32)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	563	563
Swap Agreements	0	0	0	0	261	261

	$0	$0	$0	$0	$851	$851

Over the counter
Written Options	$0	$0	$0	$0	$32	$32

	$0	$0	$0	$0	$883	$883

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$52	$52
Futures	0	0	0	0	1,501	1,501
Swap Agreements	0	0	0	0	924	924

	$0	$0	$0	$0	$2,477	$2,477

Over the counter
Written Options	$0	$0	$0	$0	$149	$149

	$0	$0	$0	$0	$2,626	$2,626

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	(2,914)	(2,914)
Swap Agreements	0	0	0	0	(2,688)	(2,688)

	$0	$0	$0	$0	$(5,597)	$(5,597)

Over the counter
Written Options	$0	$0	$0	$0	$22	$22

	$0	$0	$0	$0	$(5,575)	$(5,575)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$328	$0	$328
U.S. Government Agencies	0	79,027	0	79,027
U.S. Treasury Obligations	0	566,554	0	566,554
Non-Agency Mortgage-Backed Securities	0	16,487	0	16,487
Asset-Backed Securities
Automobile Sequential	0	673	0	673
Home Equity Other	0	621	0	621
Other ABS	0	1,419	0	1,419

	$0	$665,109	$0	$665,109

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92	$0	$0	$92

Total Investments	$92	$665,109	$0	$665,201

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(83)	$0	$(83)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$54	$0	$54

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(851)	0	(851)
Over the counter	0	(32)	0	(32)

	$0	$(883)	$0	$(883)

Total Financial Derivative Instruments	$0	$(829)	$0	$(829)

Totals	$92	$664,197	$0	$664,289

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Notes to Financial Statements	(Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information

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regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources

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Notes to Financial Statements	(Cont.)

using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,820	$332,223	$(333,900)	$(51)	$0	$92	$123	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the

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insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

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Notes to Financial Statements	(Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial

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derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into

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Notes to Financial Statements	(Cont.)

asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap

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transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Notes to Financial Statements	(Cont.)

volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the

30	PIMCO VARIABLE INSURANCE TRUST

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Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Notes to Financial Statements	(Cont.)

customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.225%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $4,371.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total

Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$616,779	$577,319	$1,300	$795

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	653	$4,775	2,160	$16,542

Administrative Class	2,119	15,765	5,560	42,720

Advisor Class	722	5,331	1,927	14,694
Issued as reinvestment of distributions

Institutional Class	141	1,051	225	1,707

Administrative Class	692	5,154	1,237	9,393

Advisor Class	101	755	155	1,175
Cost of shares redeemed

Institutional Class	(433)	(3,212)	(1,473)	(11,440)

Administrative Class	(2,953)	(21,808)	(9,439)	(72,173)

Advisor Class	(739)	(5,421)	(1,234)	(9,440)

Net increase (decrease) resulting from Portfolio share transactions	303	$2,390	(882)	$(6,822)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 57% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$95,782	$8,363

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$786,877	$5,993	$(126,342)	$(120,349)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

BPG	BNP Paribas Securities Corp.

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced

36	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term U.S. Government Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0203	$0.0000	$0.0000	$0.0203

February 2025	$0.0184	$0.0000	$0.0000	$0.0184

March 2025	$0.0220	$0.0000	$0.0000	$0.0220

April 2025	$0.0217	$0.0000	$0.0000	$0.0217

May 2025	$0.0221	$0.0000	$0.0000	$0.0221

June 2025	$0.0201	$0.0000	$0.0000	$0.0201

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0194	$0.0000	$0.0000	$0.0194

February 2025	$0.0175	$0.0000	$0.0000	$0.0175

March 2025	$0.0211	$0.0000	$0.0000	$0.0211

April 2025	$0.0208	$0.0000	$0.0000	$0.0208

May 2025	$0.0211	$0.0000	$0.0000	$0.0211

June 2025	$0.0193	$0.0000	$0.0000	$0.0193

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0187	$0.0000	$0.0000	$0.0187

February 2025	$0.0170	$0.0000	$0.0000	$0.0170

March 2025	$0.0205	$0.0000	$0.0000	$0.0205

April 2025	$0.0202	$0.0000	$0.0000	$0.0202

May 2025	$0.0205	$0.0000	$0.0000	$0.0205

June 2025	$0.0187	$0.0000	$0.0000	$0.0187

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

38	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLNGTRMFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Low Duration Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Low Duration Portfolio	02/16/99	04/10/00	02/16/99	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Low Duration Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$9.64	$0.20	$0.09	$0.29	$(0.20)	$0.00	$0.00	$(0.20)

12/31/2024	9.60	0.41	0.03	0.44	(0.40)	0.00	0.00	(0.40)

12/31/2023	9.48	0.38	0.10	0.48	(0.33)	0.00	(0.03)	(0.36)

12/31/2022	10.24	0.17	(0.75)	(0.58)	(0.18)	0.00	0.00	(0.18)

12/31/2021	10.38	0.07	(0.14)	(0.07)	(0.07)	0.00	0.00	(0.07)

12/31/2020	10.20	0.13	0.19	0.32	(0.14)	0.00	0.00	(0.14)
Administrative Class

01/01/2025 - 06/30/2025+	9.64	0.19	0.09	0.28	(0.19)	0.00	0.00	(0.19)

12/31/2024	9.60	0.40	0.02	0.42	(0.38)	0.00	0.00	(0.38)

12/31/2023	9.48	0.36	0.10	0.46	(0.31)	0.00	(0.03)	(0.34)

12/31/2022	10.24	0.16	(0.76)	(0.60)	(0.16)	0.00	0.00	(0.16)

12/31/2021	10.38	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)

12/31/2020	10.20	0.11	0.19	0.30	(0.12)	0.00	0.00	(0.12)
Advisor Class

01/01/2025 - 06/30/2025+	9.64	0.19	0.08	0.27	(0.18)	0.00	0.00	(0.18)

12/31/2024	9.60	0.39	0.02	0.41	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.48	0.35	0.10	0.45	(0.30)	0.00	(0.03)	(0.33)

12/31/2022	10.24	0.15	(0.76)	(0.61)	(0.15)	0.00	0.00	(0.15)

12/31/2021	10.38	0.04	(0.14)	(0.10)	(0.04)	0.00	0.00	(0.04)

12/31/2020	10.20	0.10	0.19	0.29	(0.11)	0.00	0.00	(0.11)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.73	2.99%	$16,640	0.52	%*	0.52	%*	0.51	%*	0.51	%*	4.13	%*	186%

9.64	4.65	15,836	0.52		0.52		0.50		0.50		4.31		299

9.60	5.13	15,827	0.54		0.54		0.50		0.50		3.98		295

9.48	(5.69)	11,991	0.52		0.52		0.50		0.50		1.76		279

10.24	(0.68)	17,953	0.50		0.50		0.50		0.50		0.65		446

10.38	3.15	11,436	0.54		0.54		0.50		0.50		1.21		427

9.73	2.92	668,909	0.67	*	0.67	*	0.66	*	0.66	*	3.98	*	186

9.64	4.50	678,207	0.67		0.67		0.65		0.65		4.16		299

9.60	4.97	687,820	0.69		0.69		0.65		0.65		3.78		295

9.48	(5.83)	836,602	0.67		0.67		0.65		0.65		1.61		279

10.24	(0.83)	1,031,779	0.65		0.65		0.65		0.65		0.49		446

10.38	2.99	1,130,716	0.69		0.69		0.65		0.65		1.04		427

9.73	2.87	655,383	0.77	*	0.77	*	0.76	*	0.76	*	3.88	*	186

9.64	4.39	689,826	0.77		0.77		0.75		0.75		4.06		299

9.60	4.87	727,311	0.79		0.79		0.75		0.75		3.70		295

9.48	(5.93)	759,411	0.77		0.77		0.75		0.75		1.52		279

10.24	(0.93)	867,452	0.75		0.75		0.75		0.75		0.39		446

10.38	2.89	831,900	0.79		0.79		0.75		0.75		0.95		427

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Low Duration Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,490,305
Investments in Affiliates	150,155
Financial Derivative Instruments
Exchange-traded or centrally cleared	479
Over the counter	1,945
Cash	1,517
Deposits with counterparty	15,775
Foreign currency, at value	3,565
Receivable for investments sold	1,044
Receivable for investments sold on a delayed-delivery basis	3
Receivable for TBA investments sold	465,744
Receivable for Portfolio shares sold	1,703
Interest and/or dividends receivable	6,435
Dividends receivable from Affiliates	578
Total Assets	2,139,248

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$85,651
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,044
Over the counter	5,104
Payable for investments purchased	111,829
Payable for investments in Affiliates purchased	598
Payable for TBA investments purchased	590,102
Deposits from counterparty	1,644
Payable for Portfolio shares redeemed	1,604
Accrued investment advisory fees	265
Accrued supervisory and administrative fees	265
Accrued distribution fees	130
Accrued servicing fees	79
Accrued reimbursement to PIMCO	1
Total Liabilities	798,316

Commitments and Contingent Liabilities^

Net Assets	$1,340,932

Net Assets Consist of:

Paid in capital	$1,471,903
Distributable earnings (accumulated loss)	(130,971)

Net Assets	$1,340,932

Net Assets:

Institutional Class	$16,640
Administrative Class	668,909
Advisor Class	655,383

Shares Issued and Outstanding:

Institutional Class	1,710
Administrative Class	68,737
Advisor Class	67,348

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.73
Administrative Class	9.73
Advisor Class	9.73

Cost of investments in securities	$1,493,736
Cost of investments in Affiliates	$149,723
Cost of foreign currency held	$3,517
Proceeds received on short sales	$84,354
Cost or premiums of financial derivative instruments, net	$39

* Includes repurchase agreements of:	$209,700

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Low Duration Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$27,644
Dividends from Investments in Affiliates	3,554
Total Income	31,198

Expenses:

Investment advisory fees	1,680
Supervisory and administrative fees	1,679
Distribution and/or servicing fees - Administrative Class	497
Distribution and/or servicing fees - Advisor Class	831
Trustee fees	38
Interest expense	81
Miscellaneous expense	8
Total Expenses	4,814
Waiver and/or Reimbursement by PIMCO	(14)
Net Expenses	4,800

Net Investment Income (Loss)	26,398

Net Realized Gain (Loss):

Investments in securities	(1,813)
Investments in Affiliates	(8)
Exchange-traded or centrally cleared financial derivative instruments	2,066
Over the counter financial derivative instruments	(1,112)
Foreign currency	676

Net Realized Gain (Loss)	(191)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	17,706
Investments in Affiliates	32
Exchange-traded or centrally cleared financial derivative instruments	870
Over the counter financial derivative instruments	(6,208)
Foreign currency assets and liabilities	59

Net Change in Unrealized Appreciation (Depreciation)	12,459

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,666

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Low Duration Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$26,398	$57,870
Net realized gain (loss)	(191)	(5,822)
Net change in unrealized appreciation (depreciation)	12,459	9,016

Net Increase (Decrease) in Net Assets Resulting from Operations	38,666	61,064

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(328)	(618)
Administrative Class	(13,122)	(27,094)
Advisor Class	(12,836)	(27,705)

Total Distributions(a)	(26,286)	(55,417)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(55,317)	(52,736)

Total Increase (Decrease) in Net Assets	(42,937)	(47,089)

Net Assets:

Beginning of period	1,383,869	1,430,958
End of period	$1,340,932	$1,383,869

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	June 30, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.1%

CORPORATE BONDS & NOTES 15.7%

BANKING & FINANCE 10.7%

ABN AMRO Bank NV
4.718% due 01/22/2027		$3,900	$3,936
6.575% due 10/13/2026 •		2,200	2,212

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,800	1,855

Athene Global Funding
3.046% due 02/23/2027 ~	EUR	1,900	2,249
5.097% due 07/16/2026 •		$3,700	3,706

Avolon Holdings Funding Ltd.
5.375% due 05/30/2030		1,100	1,121

Bank of America Corp.
4.623% due 05/09/2029 •		3,200	3,221

Bank of Montreal
4.567% due 09/10/2027 •		2,100	2,105

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,400	1,427

Barclays PLC
5.304% due 08/09/2026 •		4,500	4,501

BPCE SA
5.975% due 01/18/2027 •		2,100	2,115
6.612% due 10/19/2027 •		5,000	5,120

Capital One Financial Corp.
4.985% due 07/24/2026 •		4,100	4,100

Citibank NA
4.876% due 11/19/2027 •		1,600	1,610
4.929% due 08/06/2026		1,500	1,511
5.438% due 04/30/2026		2,500	2,520

Cooperatieve Rabobank UA
5.002% due 08/28/2026 ~		1,700	1,705

Credit Agricole SA
5.606% due 09/11/2028 ~		1,600	1,610

Danske Bank AS
5.427% due 03/01/2028 •		2,400	2,442

Deutsche Bank AG
4.999% due 09/11/2030 •		2,000	2,016
5.589% due 11/16/2027 ~		4,600	4,602

Ford Credit Canada Co.
6.777% due 09/15/2025	CAD	500	369
7.000% due 02/10/2026		600	449

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$1,900	1,916

General Motors Financial Co., Inc.
5.400% due 05/08/2027		3,600	3,654

Goldman Sachs Bank USA
5.125% due 05/21/2027 ~		1,400	1,404

Goldman Sachs Group, Inc.
4.937% due 04/23/2028 •		2,700	2,722
5.049% due 07/23/2030 •		200	203
5.798% due 08/10/2026 •		4,100	4,106

Hardwood Funding LLC
4.980% due 06/07/2030 «(e)		1,000	1,010

HSBC Holdings PLC
6.161% due 03/09/2029 •		4,500	4,680

JPMorgan Chase & Co.
5.171% due 09/22/2027 ~		5,000	5,013
5.571% due 04/22/2028 •		1,200	1,225
6.070% due 10/22/2027 •		3,000	3,066

Metropolitan Life Global Funding
4.050% due 08/25/2025		4,100	4,096

Morgan Stanley
5.367% due 04/13/2028 ~		1,900	1,911

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		500	506
5.016% due 01/12/2029 •		3,300	3,352

NatWest Group PLC
7.472% due 11/10/2026 •		3,100	3,131

Pricoa Global Funding
4.200% due 08/28/2025		3,000	2,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Protective Life Global Funding
4.850% due 07/22/2026 ~		$2,000	$2,002

Royal Bank of Canada
4.965% due 01/24/2029 •		1,000	1,015

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		2,200	2,198
6.833% due 11/21/2026 •		3,200	3,226

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028		400	403

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	5,297
5.464% due 01/13/2026		3,000	3,015

Swedbank AB
5.337% due 09/20/2027		4,100	4,184

Synchrony Bank
5.400% due 08/22/2025		4,300	4,299

Toyota Motor Credit Corp.
4.550% due 08/07/2026		500	502

UBS AG
5.800% due 09/11/2025		3,600	3,609

UBS Group AG
6.373% due 07/15/2026 •		4,200	4,204
6.537% due 08/12/2033 •		250	272

UBS Switzerland AG
3.390% due 12/05/2025	EUR	1,900	2,250

Wells Fargo & Co.
4.900% due 01/24/2028 •		$3,500	3,526
4.970% due 04/23/2029 •		1,200	1,217

			142,714

INDUSTRIALS 4.0%

AbbVie, Inc.
4.800% due 03/15/2027		4,100	4,141

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		2,900	2,889

Amgen, Inc.
5.150% due 03/02/2028		283	289

BMW U.S. Capital LLC
4.750% due 03/21/2028		2,670	2,701
5.050% due 08/11/2028		1,930	1,967

Broadcom, Inc.
5.050% due 07/12/2027		700	710

CommonSpirit Health
1.547% due 10/01/2025		4,900	4,861

Equifax, Inc.
5.100% due 12/15/2027		4,000	4,065

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026		2,250	2,254

Hyundai Capital America
4.875% due 06/23/2027		1,300	1,308
5.509% due 08/04/2025 •		2,600	2,601
5.847% due 01/08/2027 ~		4,000	4,025

International Business Machines Corp.
4.650% due 02/10/2028		2,800	2,833

Las Vegas Sands Corp.
5.625% due 06/15/2028		500	510
5.900% due 06/01/2027		3,400	3,475

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		2,800	2,824
4.900% due 11/15/2027		700	708

Oracle Corp.
5.120% due 08/03/2028 ~		750	754

Philip Morris International, Inc.
4.125% due 04/28/2028		3,200	3,195

Stryker Corp.
4.250% due 09/11/2029		300	300

The Campbell’s Co.
5.300% due 03/20/2026		1,700	1,708

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		5,200	5,231

			53,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.0%

AES Corp.
1.375% due 01/15/2026	$5,100	$5,004

Enel Finance International NV
7.050% due 10/14/2025	5,000	5,030

NextEra Energy Capital Holdings, Inc.
5.159% due 02/04/2028 ~	1,400	1,407

Southern California Edison Co.
4.400% due 09/06/2026	115	115
4.700% due 06/01/2027	100	100
4.875% due 02/01/2027	300	302
5.350% due 03/01/2026	1,200	1,206
5.850% due 11/01/2027	600	615

		13,779

Total Corporate Bonds & Notes (Cost $207,925)		209,842

U.S. GOVERNMENT AGENCIES 43.3%

Fannie Mae
1.000% due 01/25/2043	22	19
1.250% due 11/25/2027	1,384	1,344
2.000% due 11/25/2046	2,689	2,507
2.080% due 10/01/2026	900	875
3.150% due 03/01/2026	2,800	2,771
3.220% due 01/01/2028	1,000	983
3.590% due 12/01/2025	2,800	2,782
4.496% due 12/25/2036 •	12	12
4.735% due 12/25/2042 ~	2	2
4.770% due 09/25/2042 - 03/25/2044 •	160	159
4.807% due 07/25/2037 •	41	40
4.864% due 09/25/2049 •	223	221
5.000% due 04/25/2033	2	2
5.130% due 12/25/2047 •	1,142	1,143
5.150% due 01/25/2051 •	1,145	1,146
5.205% due 03/25/2055 •	1,940	1,940
5.255% due 03/25/2055 •	951	952
5.275% due 08/25/2054 •	694	696
5.318% due 06/17/2027 •	2	2
5.465% due 03/25/2055 •	2,860	2,861
5.696% due 06/01/2043 •	28	28
5.697% due 07/01/2042 •	11	11
5.747% due 09/01/2041 •	32	32
5.805% due 12/25/2054 •	3,709	3,739
6.213% due 11/01/2035 •	9	9
6.703% due 07/01/2035 •	2	2
7.018% due 05/01/2038 •	461	478
7.190% due 09/01/2035 •	17	17

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	48,140
0.680% due 08/06/2025	18,800	18,728
0.800% due 10/28/2026 (h)	11,800	11,320
2.611% due 08/15/2044 •	731	752
2.862% due 07/25/2054 ~	1,700	1,595
3.000% due 01/01/2027	26	26
3.250% due 10/25/2033	1,197	1,192
4.000% due 12/01/2047 - 08/01/2048	2,014	1,910
4.694% due 08/25/2031 •	20	20
4.862% due 08/25/2027 •	1,100	1,100
5.000% due 06/01/2031	41	42
5.150% due 03/15/2050 •	2,316	2,287
5.245% due 11/25/2054 •	5,427	5,416
5.250% due 12/15/2050 •	859	859
5.255% due 03/25/2055 •	2,328	2,310
5.275% due 08/25/2054 •	2,508	2,514
5.305% due 02/25/2055 •	2,104	2,110
5.404% due 07/25/2055 ~•	2,600	2,601
5.455% due 03/25/2055 •	1,111	1,111
5.500% due 01/25/2047	1,242	1,250
5.599% due 02/25/2045 •	53	51
5.705% due 03/25/2055 •	3,225	3,240
6.500% due 07/25/2043	20	21
6.886% due 07/01/2035 •	8	8
7.355% due 09/01/2035 •	14	14

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.000% due 02/20/2030	$64	$63
3.500% due 10/20/2029	730	722
4.893% due 06/20/2065 •	259	259
4.946% due 06/20/2064 •	1,349	1,352
4.952% due 02/20/2074 •	905	904
4.966% due 10/20/2065 •	2,696	2,702
4.986% due 07/20/2063 •	205	206
5.102% due 04/20/2072 •	2,481	2,472
5.202% due 07/20/2073 - 07/20/2074 •	7,092	7,126
5.246% due 05/20/2066 •	258	259
5.252% due 09/20/2073 •	6,884	6,935
5.272% due 08/20/2073 •	1,555	1,570
5.296% due 04/20/2066 •	1,831	1,837
5.302% due 05/20/2073 •	2,846	2,877
5.462% due 11/20/2072 •	10,860	11,041
5.472% due 11/20/2072 •	12,398	12,629
5.696% due 08/20/2070 •	3,832	3,896
5.802% due 08/20/2071 •	1,753	1,791
6.717% due 07/20/2067 •	2,594	2,633

Uniform Mortgage-Backed Security
2.500% due 01/01/2029	44	43
3.000% due 12/01/2026 - 04/01/2052	55,960	48,943
3.500% due 09/01/2030 - 12/01/2047	28,661	26,158
4.000% due 08/01/2044 - 08/01/2048	2,910	2,755
4.500% due 05/01/2026 - 08/01/2046	209	207
5.000% due 05/01/2027 - 06/01/2054	93,518	91,895
6.000% due 02/01/2033 - 04/01/2055	6,071	6,256
6.500% due 04/01/2036	36	37

Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2055	4,400	3,650
4.000% due 07/01/2055	41,100	38,221
4.500% due 07/01/2040	200	199
5.000% due 08/01/2055	16,400	16,064
5.500% due 08/01/2055	10,300	10,291
6.000% due 08/01/2055	139,700	141,838

Total U.S. Government Agencies (Cost $587,082)		581,221

U.S. TREASURY OBLIGATIONS 17.9%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025	1,669	1,663
0.375% due 07/15/2025	5,613	5,611
0.625% due 07/15/2032	10,157	9,478
1.125% due 01/15/2033	9,476	9,059

U.S. Treasury Notes
2.875% due 05/15/2032 (j)	2,100	1,960
3.625% due 05/15/2026	151,600	151,050
3.875% due 01/15/2026	53,100	53,031
4.875% due 04/30/2026 (j)	8,600	8,655

Total U.S. Treasury Obligations (Cost $240,790)		240,507

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%

Adjustable Rate Mortgage Trust
5.460% due 09/25/2035 ~	89	79

AOA Mortgage Trust
5.301% due 10/15/2038 •	3,320	3,257

Atrium Hotel Portfolio Trust
5.539% due 12/15/2036 •	3,614	3,535

Banc of America Funding Trust
5.078% due 01/20/2047 ~	64	56

Banc of America Mortgage Trust
5.855% due 07/25/2034 ~	72	70
6.538% due 08/25/2034 ~	73	73

Bear Stearns Adjustable Rate Mortgage Trust
4.848% due 07/25/2034 ~	45	42
5.056% due 01/25/2035 ~	800	782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 01/25/2035 ~		$22	$20
5.939% due 01/25/2034 ~		3	3

Bear Stearns ALT-A Trust
4.754% due 02/25/2034 •		66	62

Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~		128	102
5.062% due 01/26/2036 ~		156	111

BX Trust
5.061% due 04/15/2039 •		707	706

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.714% due 01/25/2035 •		3	3

Citigroup Mortgage Loan Trust
5.988% due 08/25/2035 ~		34	31
6.490% due 05/25/2035 •		6	6

Colony Mortgage Capital Ltd.
5.805% due 11/15/2038 •		3,896	3,828

Countrywide Alternative Loan Trust
6.000% due 10/25/2033		4	4

Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~		83	80
5.395% due 02/20/2035 ~		15	15
5.852% due 11/20/2034 ~		189	183
6.248% due 02/20/2036 •		124	115

CRSNT Trust
5.254% due 04/15/2036 •		6,000	5,928

DBGS Mortgage Trust
5.204% due 06/15/2033 •		2,100	2,013
5.821% due 10/15/2036 •		100	99

DROP Mortgage Trust
5.576% due 10/15/2043 •		5,000	4,857

Eurosail-U.K. PLC
5.308% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,996	2,737

First Horizon Alternative Mortgage Securities Trust
5.151% due 09/25/2034 ~		$46	47

First Horizon Mortgage Pass-Through Trust
6.431% due 08/25/2035 ~		43	31

GMACM Mortgage Loan Trust
3.678% due 11/19/2035 ~		19	17

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,981	3,394

GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		57	55
7.323% due 09/25/2034 ~		18	18

HarborView Mortgage Loan Trust
4.824% due 07/19/2035 ~		136	102
4.872% due 05/19/2035 •		25	24

JP Morgan Mortgage Trust
5.750% due 01/25/2036		10	4

Merrill Lynch Mortgage Investors Trust
4.934% due 11/25/2035 •		16	15
5.094% due 09/25/2029 •		16	17

Natixis Commercial Mortgage Securities Trust
5.526% due 08/15/2038 •		4,300	4,158

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •		4,400	4,394

OBX Trust
3.000% due 01/25/2052 ~		3,934	3,347

PHHMC Trust
5.855% due 07/18/2035 ~		48	48

Prime Mortgage Trust
4.834% due 02/25/2034 •		1	1

Residential Funding Mortgage Securities, Inc. Trust
5.871% due 09/25/2035 ~		327	210

SFO Commercial Mortgage Trust
5.576% due 05/15/2038 •		2,200	2,192

Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~		46	40
5.799% due 01/25/2035 •		74	66
6.525% due 02/25/2034 ~		26	25

Structured Asset Mortgage Investments Trust
4.994% due 02/25/2036 •		31	26

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
4.974% due 12/25/2045 •		$21	$22
5.114% due 01/25/2045 •		155	154
5.799% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $48,700)			47,207

ASSET-BACKED SECURITIES 8.9%

AUTOMOBILE ABS OTHER 0.1%

GM Financial Consumer Automobile Receivables Trust
4.694% due 03/16/2027 •		1,064	1,064

AUTOMOBILE SEQUENTIAL 1.5%

Carvana Auto Receivables Trust
5.420% due 04/10/2028		2,432	2,440

Chase Auto Owner Trust
5.480% due 04/26/2027		594	595

Chesapeake Funding LLC
5.520% due 05/15/2036		2,312	2,336

Citizens Auto Receivables Trust
5.840% due 01/18/2028		743	748

Ford Auto Securitization Trust
6.027% due 07/15/2028	CAD	1,514	1,136

Ford Credit Auto Owner Trust
4.850% due 08/15/2035		$1,250	1,269

GM Financial Automobile Leasing Trust
4.660% due 02/21/2028		2,500	2,518

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		2,250	2,247

Oscar U.S. Funding LLC
2.820% due 04/10/2029		3,758	3,705

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027		1,900	1,905

Veros Auto Receivables Trust
7.120% due 11/15/2028		118	118

Westlake Automobile Receivables Trust
4.820% due 09/15/2027		1,384	1,385

			20,402

CMBS OTHER 2.5%

Arbor Realty Commercial Real Estate Notes Ltd.
5.776% due 11/15/2036 •		2,674	2,681

AREIT Trust
5.551% due 01/20/2037 •		2,649	2,646

BDS Ltd.
5.779% due 12/16/2036 •		2,412	2,415

FORT CRE Issuer LLC
6.152% due 02/23/2039 •		51	50

GPMT Ltd.
5.929% due 07/16/2035 •		1,469	1,440

KREF Ltd.
5.768% due 02/17/2039 •		3,457	3,463

LFT CRE Ltd.
5.596% due 06/15/2039 •		1,536	1,536

LoanCore Issuer Ltd.
5.853% due 01/17/2037 •		3,438	3,446

MF1 LLC
6.468% due 06/19/2037 •		4,058	4,060

MF1 Ltd.
5.668% due 02/19/2037 •		3,641	3,644

PFP Ltd.
6.586% due 08/19/2035 •		2,237	2,241

TPG Real Estate Finance Issuer Ltd.
5.628% due 03/15/2038 •		2,107	2,105
5.964% due 02/15/2039 •		4,065	4,074

			33,801

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD BULLET 0.2%

Citibank Credit Card Issuance Trust
5.036% due 08/07/2027 •		$2,100	$2,101

CREDIT CARD OTHER 0.4%

Synchrony Card Funding LLC
5.740% due 10/15/2029		4,400	4,482

HOME EQUITY OTHER 0.7%

ACE Securities Corp. Home Equity Loan Trust
4.554% due 10/25/2036 •		42	17
5.334% due 12/25/2034 •		717	648
5.364% due 02/25/2036 •		2,028	1,904

Asset-Backed Securities Corp. Home Equity Loan Trust
6.076% due 03/15/2032 •		9	9

Countrywide Asset-Backed Certificates Trust
5.134% due 12/25/2033 •		248	246

Credit Suisse First Boston Mortgage Securities Corp.
4.562% due 01/25/2032 •		1	1

GE-WMC Mortgage Securities Trust
4.514% due 08/25/2036 •		6	3

Morgan Stanley ABS Capital, Inc. Trust
4.684% due 05/25/2037 •		3,608	3,253

NovaStar Mortgage Funding Trust
4.754% due 05/25/2036 •		595	590

Residential Asset Securities Corp. Trust
5.319% due 01/25/2034 •		81	83

Structured Asset Investment Loan Trust
5.139% due 03/25/2034 •		138	143

Structured Asset Securities Corp. Mortgage Loan Trust
5.054% due 05/25/2036 •		2,626	2,578

			9,475

WHOLE LOAN COLLATERAL 0.0%

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.994% due 12/25/2035 •		117	116

OTHER ABS 3.5%

Bain Capital Credit CLO Ltd.
5.469% due 10/20/2034 •		1,400	1,403

Carlyle Euro CLO DAC
0.000% due 08/15/2038 «•(a)	EUR	4,500	5,301
3.033% due 08/15/2032 •		4,139	4,855

Carval CLO Ltd.
5.259% due 07/20/2032 •		$986	987

CCG Receivables Trust
4.480% due 10/14/2032		2,700	2,707

CIFC Funding Ltd.
5.487% due 10/24/2030 •		1,540	1,541

Elevation CLO Ltd.
5.582% due 01/25/2035 •		1,200	1,200

Fortress Credit BSL Ltd.
5.369% due 07/23/2032 •		555	555

Indigo Credit Management DAC
3.479% due 07/15/2038 •	EUR	1,200	1,416

Madison Park Euro Funding DAC
3.079% due 07/15/2032 •		4,189	4,921

Massachusetts Educational Financing Authority
5.575% due 04/25/2038 •		$46	46

Pikes Peak CLO
5.466% due 07/15/2034 •		1,100	1,101
5.489% due 10/11/2034 •		1,000	1,001

Romark Credit Funding Ltd.
5.539% due 09/15/2042		700	701

Sandstone Peak Ltd.
5.536% due 10/15/2034 •		2,200	2,201

SMB Private Education Loan Trust
3.940% due 02/16/2055		2,344	2,284
5.380% due 07/15/2053		889	907

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.670% due 11/15/2052		$2,108	$2,166
5.754% due 02/16/2055 •		2,344	2,364

Stonepeak ABS
2.301% due 02/28/2033		1,568	1,502

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		483	486

Toro European CLO DAC
2.953% due 02/15/2034 •	EUR	5,326	6,254

Voya CLO Ltd.
5.491% due 04/17/2030 •		$521	522

Wind River CLO Ltd.
5.316% due 10/15/2034 •		895	893

			47,314

Total Asset-Backed Securities (Cost $117,984)			118,755

SOVEREIGN ISSUES 3.2%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (b)	BRL	130,100	23,097
0.000% due 04/01/2026 (b)		25,000	4,145

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$3,100	3,245

Israel Government International Bond
5.375% due 02/19/2030		1,500	1,530

Korea Expressway Corp.
5.000% due 05/14/2027		2,000	2,032

Korea Housing Finance Corp.
4.875% due 08/27/2027		1,300	1,319

Republic of Poland Government International Bond
4.625% due 03/18/2029		3,850	3,911

Saudi Government International Bond
5.125% due 01/13/2028		3,600	3,661

Total Sovereign Issues (Cost $41,419)			42,940

SHORT-TERM INSTRUMENTS 18.6%

COMMERCIAL PAPER 3.0%

AbbVie, Inc.
4.640% due 07/07/2025		2,200	2,198

Air Lease Corp.
4.800% due 07/17/2025		250	249
4.820% due 07/02/2025 (a)		2,000	2,000
4.840% due 07/15/2025		700	699

Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025		700	699
4.630% due 07/07/2025		800	799
4.630% due 07/09/2025		600	599
4.640% due 07/29/2025		850	847
4.640% due 07/30/2025		750	747
4.670% due 07/02/2025		250	250
4.670% due 07/08/2025		250	250

Amrize Finance U.S. LLC
4.670% due 07/15/2025		250	250
4.670% due 07/16/2025		2,000	1,996

Bacardi-Martini BV
4.900% due 07/03/2025		250	250
4.950% due 07/10/2025		250	250

Broadcom, Inc.
4.730% due 07/10/2025		2,950	2,946

Canadian Natural Resources Ltd.
4.830% due 07/11/2025		250	250
4.870% due 07/25/2025 (a)		1,150	1,146
4.900% due 08/06/2025 (a)		2,550	2,538

CBRE Services, Inc.
4.640% due 07/24/2025		250	249
4.690% due 07/10/2025		450	449
4.710% due 07/10/2025		250	250

Crown Castle, Inc.
5.030% due 07/22/2025		2,700	2,692
5.030% due 07/24/2025		1,350	1,345

CVS Health Corp.
4.920% due 07/14/2025		2,250	2,246
4.920% due 07/15/2025		450	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enbridge U.S., Inc.
4.600% due 07/11/2025	$250	$250

Global Payments, Inc.
5.000% due 07/01/2025	250	250

HCA, Inc.
4.950% due 08/14/2025	900	894
4.950% due 08/15/2025	650	646

Intel Corp.
4.590% due 07/01/2025	5,150	5,149

JABIL, Inc.
4.860% due 07/02/2025	250	250

Jones Lang LaSalle Finance BV
4.650% due 07/14/2025	250	250
4.720% due 07/09/2025	500	499
4.720% due 07/16/2025	250	249

Mondelez International, Inc.
4.570% due 08/11/2025	600	597

NextEra Energy Capital Holdings, Inc.
4.600% due 07/23/2025	250	249
4.610% due 08/25/2025 (a)	1,050	1,042
4.610% due 08/28/2025 (a)	300	298

Northrop Grumman Corp.
4.690% due 07/24/2025	1,250	1,246

NXP BV
4.600% due 07/01/2025	550	550
4.600% due 07/02/2025	250	250

RTX Corp.
4.660% due 07/15/2025	300	300

TELUS Corp.
4.990% due 09/04/2025	250	248

		39,860

REPURCHASE AGREEMENTS (f) 15.6%

		209,700

U.S. TREASURY BILLS 0.0%
4.294% due 07/10/2025 (b)(c)(j)	273	273

Total Short-Term Instruments (Cost $249,836)		249,833

Total Investments in Securities (Cost $1,493,736)		1,490,305

	SHARES
INVESTMENTS IN AFFILIATES 11.2%

SHORT-TERM INSTRUMENTS 11.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%

PIMCO Short Asset Portfolio	12,539,110	122,833

PIMCO Short-Term Floating NAV Portfolio III	2,806,031	27,322

Total Short-Term Instruments (Cost $149,723)		150,155

Total Investments in Affiliates (Cost $149,723)		150,155

Total Investments 122.3% (Cost $1,643,459)		$1,640,460

Financial Derivative Instruments (g)(i) (0.3)% (Cost or Premiums, net $39)		(3,724)

Other Assets and Liabilities, net (22.0)%		(295,804)

Net Assets 100.0%		$1,340,932

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.980%	06/07/2030	03/11/2025	$ 1,000	$1,010	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.450%	06/30/2025	07/01/2025	$94,400	U.S. Treasury Notes 4.375% due 11/30/2028	$(96,496)	$94,400	$94,412
SAL	4.410	06/30/2025	07/01/2025	15,800	U.S. Treasury Bills 0.000% due 10/07/2025	(16,123)	15,800	15,802
	4.410	07/01/2025	07/02/2025	100	U.S. Treasury Notes 3.875% due 05/31/2027	(102)	100	100
	4.470	07/01/2025	07/02/2025	99,400	U.S. Treasury Notes 4.125% due 01/31/2027	(101,453)	99,400	99,400

Total Repurchase Agreements						$(214,174)	$209,700	$209,714

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2055	$63,100	$(53,490)	$(54,595)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	34,500	(30,864)	(31,056)

Total Short Sales (6.4)%				$(84,354)	$(85,651)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$94,412	$0	$0	$94,412	$(96,496)	$(2,084)
SAL	115,302	0	0	115,302	(117,678)	(2,376)

Total Borrowings and Other Financing Transactions	$209,714	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(62) at a weighted average interest rate of 4.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	12	$12	$(2)	$(2)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	12	12	(3)	(4)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	4	4	(1)	(1)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	4	4	(1)	(1)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	1	1	0	0
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	1	1	(1)	0

					$(8)	$(8)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	2	$2	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	9	9	(3)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	30	30	(7)	(4)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	9	9	(3)	(5)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	30	30	(9)	(13)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	2	2	(1)	(1)

					$(24)	$(24)

Total Written Options					$(32)	$(32)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl September Futures	09/2025	5	$693	$(3)	$1	$(2)
Euro-Bund September Futures	09/2025	3	460	(4)	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2025	5,053	1,051,142	4,033	270	(3)
U.S. Treasury 5-Year Note September Futures	09/2025	1,406	153,254	1,692	187	0

				$5,718	$458	$(6)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2025	416	$(46,644)	$(746)	$0	$(130)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,064	(121,579)	(2,568)	0	(515)

				$(3,314)	$0	$(645)

Total Futures Contracts				$2,404	$458	$(651)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	900	$5	$(1)	$4	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	$	500	3	1	4	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241		1,600	6	0	6	0	0

							$14	$0	$14	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$500	$7	$4	$11	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	42,500	$(1,168)	$639	$(529)	$0	$(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	27,420	186	41	227	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		31,500	(120)	(708)	(828)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,000	36	(206)	(170)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,100	(4)	(31)	(35)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		7,930	0	(8)	(8)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		2,600	0	(8)	(8)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		1,700	0	(9)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	(9)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	(41)	(41)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	(19)	(19)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	(49)	(49)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	(35)	(35)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	(20)	(20)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		59,700	5	(918)	(913)	0	(155)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	146	1,408	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	14	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		280	(1)	12	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	24	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		900	(3)	(13)	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	(14)	(18)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		900	(3)	(12)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(9)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,300	(4)	(27)	(31)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(26)	(30)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		800	(2)	(11)	(13)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		10,000	213	162	375	0	(40)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(27)	(28)	1	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(11)	(11)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		520	(1)	(14)	(15)	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	(3)	(4)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	4	2	2	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		500	(2)	6	4	1	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	2	1	1	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		400	(2)	4	2	1	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		300	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		600	(2)	(8)	(10)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	2	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(1)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(4)	(5)	0	(1)

							$355	$(1,156)	$(801)	$21	$(361)

Total Swap Agreements							$376	$(1,152)	$(776)	$21	$(361)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$458	$21	$479	$(32)	$(651)	$(361)	$(1,044)

(h)

Securities with an aggregate market value of $1,390 and cash of $15,775 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	103		$14	$0	$0
	07/2025		$1,119	NZD	1,860	14	0
	08/2025	CNH	8,661		$1,213	0	(2)
	08/2025	NZD	1,860		1,120	0	(14)

BOA	07/2025	EUR	19,709		22,410	0	(806)
	07/2025	IDR	22,067,104		1,353	0	(8)
	07/2025		$942	KRW	1,284,547	8	0
	07/2025		30	SGD	38	0	0
	08/2025	CNH	2,904		$406	0	(1)
	08/2025	SGD	38		30	0	0
	08/2025	TWD	166		5	0	(1)
	08/2025		$1,479	CNH	10,573	4	0

BPS	07/2025	BRL	129		$24	0	0
	07/2025	THB	129		4	0	0
	07/2025		$23	BRL	129	1	0
	07/2025		439	IDR	7,156,868	3	0
	07/2025		250	THB	8,272	5	0
	07/2025		17	TWD	561	2	0
	08/2025	CNH	7,578		$1,061	0	(2)
	08/2025	INR	1,853		21	0	0
	08/2025	TWD	2,445		75	0	(10)
	08/2025		$1,495	CNH	10,665	0	0
	08/2025		35	TWD	1,146	5	0
	10/2025	BRL	100,900		$16,902	0	(1,247)

BRC	07/2025	ILS	425		122	0	(4)
	07/2025	KRW	27,726		20	0	0
	07/2025		$4,078	GBP	2,997	36	0
	07/2025		61	ILS	204	0	0
	07/2025		6	JPY	813	0	0
	07/2025		11	PLN	40	0	0
	07/2025		1,044	ZAR	18,876	20	0
	08/2025	GBP	2,997		$4,078	0	(36)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$670	CHF	532	$3	$0

CBK	07/2025	BRL	48,137		$8,821	0	(39)
	07/2025	KRW	2,567,313		1,868	0	(31)
	07/2025	THB	6,764		203	0	(5)
	07/2025	TWD	5,669		174	0	(21)
	07/2025		$8,293	BRL	48,137	567	0
	07/2025		90	IDR	1,460,133	0	0
	07/2025		1,048	KRW	1,436,312	14	0
	07/2025		100	THB	3,339	3	0
	07/2025		3,617	TWD	107,556	86	0
	08/2025	CNH	32		$4	0	0
	08/2025	INR	11,619		135	0	(1)
	08/2025	TWD	15,282		472	0	(60)
	08/2025		$1,141	CNH	8,261	18	0
	08/2025		168	INR	14,498	1	0
	08/2025		63	TWD	2,054	9	0

DUB	07/2025	ILS	206		$60	0	(2)
	07/2025		$22,864	EUR	19,709	352	0
	07/2025		104	TWD	3,086	2	0
	08/2025	EUR	19,666		$22,864	0	(352)
	08/2025	INR	6,383		74	0	0
	09/2025		$0	MXN	2	0	0

FAR	07/2025	BRL	59,871		$10,472	0	(548)
	07/2025	CHF	977		1,187	0	(45)
	07/2025	CNH	52		7	0	0
	07/2025	JPY	256,042		1,759	0	(19)
	07/2025	SGD	6		5	0	0
	07/2025		$10,971	BRL	59,871	49	0
	07/2025		1,219	CHF	976	11	0
	07/2025		3,125	JPY	448,339	0	(12)
	07/2025		24	SGD	31	0	0
	08/2025	CHF	972		$1,219	0	(11)
	08/2025	CNH	7,998		1,118	0	(4)
	08/2025	INR	3,057		35	0	0
	08/2025	SGD	31		24	0	0
	08/2025		$1,759	JPY	255,101	19	0
	09/2025	BRL	108		$19	0	0
	09/2025	MXN	1,387		71	0	(2)

GLM	07/2025	TWD	240,095		7,382	0	(885)
	07/2025		$21	IDR	345,682	0	0
	07/2025		30	MYR	126	0	0
	07/2025		9	SGD	12	0	0
	08/2025	SGD	12		$9	0	0
	08/2025		$246	TWD	8,076	35	0
	10/2025	BRL	29,200		$4,865	0	(387)

JPM	07/2025		11,499		2,107	0	(9)
	07/2025	CNH	99		14	0	0
	07/2025	NZD	1,860		1,109	0	(25)
	07/2025	SGD	266		207	0	(2)
	07/2025		$1,965	BRL	11,499	151	0
	07/2025		87	KRW	119,607	1	0
	07/2025		115	PLN	432	5	0
	07/2025		20	SGD	25	0	0
	07/2025		459	TWD	13,696	12	0
	07/2025		299	ZAR	5,352	2	0
	08/2025	CNH	8,199		$1,147	0	(3)
	08/2025	INR	2,066		24	0	0
	08/2025	SGD	25		19	0	0
	08/2025	TWD	17,767		547	0	(71)
	08/2025		$1,480	CNH	10,578	3	0
	08/2025		21	TWD	675	3	0
	04/2026	BRL	25,000		$4,241	0	(60)

MBC	07/2025	CAD	3,479		2,533	0	(22)
	07/2025	CNH	48		7	0	0
	07/2025	SGD	638		498	0	(5)
	07/2025	THB	3,395		103	0	(2)
	07/2025		$2,532	CAD	3,481	24	0
	07/2025		18	IDR	290,274	0	0
	07/2025		137	JPY	19,666	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$83	PLN	309	$3	$0
	07/2025		516	SGD	667	9	0
	07/2025		150	THB	5,002	4	0
	07/2025		426	TWD	13,522	39	0
	08/2025	CAD	3,475		$2,532	0	(24)
	08/2025	CNH	2,944		410	0	(2)
	08/2025	SGD	665		516	0	(9)
	08/2025	TWD	6,471		203	0	(22)
	08/2025		$731	CNH	5,282	10	0
	08/2025		23	TWD	738	3	0

MYI	07/2025	JPY	86,101		$591	0	(7)
	07/2025		$673	CHF	537	4	0
	07/2025		70	JPY	10,128	0	0
	08/2025	CNH	8,152		$1,139	0	(5)
	08/2025		$591	JPY	85,785	7	0

NGF	07/2025		254	IDR	4,137,445	1	0

SCX	07/2025	ILS	3		$1	0	0
	07/2025	JPY	959		7	0	0
	07/2025		$99	IDR	1,607,681	1	0
	07/2025		103	SGD	133	2	0
	07/2025		4,064	TWD	120,285	77	0
	08/2025	CNH	14,045		$1,966	0	(3)
	08/2025	INR	2,142		25	0	0
	08/2025	SGD	133		103	0	(2)
	08/2025		$1,218	CNH	8,816	19	0
	08/2025		7	JPY	956	0	0
	08/2025		14	TWD	442	2	0

SOG	07/2025	JPY	142,108		$984	0	(2)
	08/2025	INR	12		0	0	0
	08/2025		$984	JPY	141,587	2	0

SSB	07/2025	GBP	2,997		$4,058	0	(56)

UAG	07/2025	ILS	31		9	0	(1)
	07/2025	THB	550		17	0	0
	07/2025		$46	JPY	6,608	0	0
	08/2025		643	CNH	4,667	12	0

Total Forward Foreign Currency Contracts						$1,663	$(4,887)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	46,800	$251	$162

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	138,100	842	120

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	159,800	192	0

							$1,285	$282

Total Purchased Options							$1,285	$282

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	1,000	$(1)	$0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	1,200	(2)	0

						$(3)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	700	$(2)	$(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	900	(3)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	500	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	500	(2)	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	300	(1)	(1)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	46,800	(95)	(28)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	46,800	(156)	(65)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	138,100	(318)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	138,100	(525)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	800	(3)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	700	(2)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	700	(2)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	1,400	(4)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	1,400	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	600	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	300	(1)	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	500	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	500	(2)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	1,200	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	1,200	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	600	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	700	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	700	(2)	0

							$(1,177)	$(192)

Total Written Options							$(1,180)	$(192)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.163%	$800	$(38)	$36	$0	$(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	200	(18)	16	0	(2)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	2,400	(117)	116	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	900	(32)	30	0	(2)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	300	(3)	2	0	(1)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	1,400	(50)	46	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	1,700	(152)	139	0	(13)

							$(410)	$385	$0	$(25)

Total Swap Agreements							$(410)	$385	$0	$(25)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$14	$0	$0	$14	$(16)	$0	$0	$(16)	$(2)	$0	$(2)
BOA	12	0	0	12	(816)	(18)	0	(834)	(822)	533	(289)
BPS	16	0	0	16	(1,259)	0	(4)	(1,263)	(1,247)	1,018	(229)
BRC	59	0	0	59	(40)	0	0	(40)	19	0	19
CBK	698	0	0	698	(157)	(7)	(3)	(167)	531	(440)	91
DUB	354	162	0	516	(354)	(93)	0	(447)	69	0	69
FAR	79	120	0	199	(641)	(30)	0	(671)	(472)	273	(199)
GLM	35	0	0	35	(1,272)	(21)	0	(1,293)	(1,258)	1,097	(161)
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	177	0	0	177	(170)	(5)	0	(175)	2	(260)	(258)
MBC	92	0	0	92	(86)	0	0	(86)	6	0	6
MYC	0	0	0	0	0	(18)	(17)	(35)	(35)	0	(35)
MYI	11	0	0	11	(12)	0	0	(12)	(1)	0	(1)
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	101	0	0	101	(5)	0	0	(5)	96	0	96
SOG	2	0	0	2	(2)	0	0	(2)	0	0	0
SSB	0	0	0	0	(56)	0	0	(56)	(56)	0	(56)
UAG	12	0	0	12	(1)	0	0	(1)	11	0	11

Total Over the Counter	$1,663	$282	$0	$1,945	$(4,887)	$(192)	$(25)	$(5,104)

(j)

Securities with an aggregate market value of $2,921 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$458	$458
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$479	$479

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,663	$0	$1,663
Purchased Options	0	0	0	0	282	282

	$0	$0	$0	$1,663	$282	$1,945

	$0	$0	$0	$1,663	$761	$2,424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$32	$32
Futures	0	0	0	0	651	651
Swap Agreements	0	0	0	0	361	361

	$0	$0	$0	$0	$1,044	$1,044

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,887	$0	$4,887
Written Options	0	0	0	0	192	192
Swap Agreements	0	25	0	0	0	25

	$0	$25	$0	$4,887	$192	$5,104

	$0	$25	$0	$4,887	$1,236	$6,148

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$43	$43
Futures	0	0	0	0	3,593	3,593
Swap Agreements	0	8	0	0	(1,578)	(1,570)

	$0	$8	$0	$0	$2,058	$2,066

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,580)	$0	$(1,580)
Purchased Options	0	0	0	0	(23)	(23)
Written Options	0	5	0	0	447	452
Swap Agreements	0	39	0	0	0	39

	$0	$44	$0	$(1,580)	$424	$(1,112)

	$0	$52	$0	$(1,580)	$2,482	$954

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	(3)	0	0	0	1,001	998
Swap Agreements	0	3	0	0	(135)	(132)

	$(3)	$3	$0	$0	$870	$870

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,277)	$0	$(6,277)
Purchased Options	0	0	0	0	(169)	(169)
Written Options	0	3	0	0	229	232
Swap Agreements	0	6	0	0	0	6

	$0	$9	$0	$(6,277)	$60	$(6,208)

	$(3)	$12	$0	$(6,277)	$930	$(5,338)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$141,704	$1,010	$142,714
Industrials	0	53,349	0	53,349
Utilities	0	13,779	0	13,779
U.S. Government Agencies	0	581,221	0	581,221
U.S. Treasury Obligations	0	240,507	0	240,507
Non-Agency Mortgage-Backed Securities	0	47,207	0	47,207
Asset-Backed Securities
Automobile ABS Other	0	1,064	0	1,064
Automobile Sequential	0	20,402	0	20,402
CMBS Other	0	33,801	0	33,801
Credit Card Bullet	0	2,101	0	2,101
Credit Card Other	0	4,482	0	4,482
Home Equity Other	0	9,475	0	9,475
Whole Loan Collateral	0	116	0	116
Other ABS	0	42,013	5,301	47,314
Sovereign Issues	0	42,940	0	42,940
Short-Term Instruments
Commercial Paper	2,000	37,860	0	39,860
Repurchase Agreements	0	209,700	0	209,700
U.S. Treasury Bills	0	273	0	273

	$2,000	$1,481,994	$6,311	$1,490,305

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150,155	$0	$0	$150,155

Total Investments	$152,155	$1,481,994	$6,311	$1,640,460

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85,651)	$0	$(85,651)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	478	0	479
Over the counter	0	1,945	0	1,945

	$1	$2,423	$0	$2,424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(1,039)	0	(1,044)
Over the counter	0	(5,104)	0	(5,104)

	$(5)	$(6,143)	$0	$(6,148)

Total Financial Derivative Instruments	$(4)	$(3,720)	$0	$(3,724)

Totals	$152,151	$1,392,623	$6,311	$1,551,085

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Low Duration Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Notes to Financial Statements	(Cont.)

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of

26	PIMCO VARIABLE INSURANCE TRUST

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portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$119,840	$2,967	$0	$0	$26	$122,833	$2,983	$0

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Notes to Financial Statements	(Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$650	$179,074	$(152,400)	$(8)	$6	$27,322	$571	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest

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income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the

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Notes to Financial Statements	(Cont.)

U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of

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derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked

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Notes to Financial Statements	(Cont.)

to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap

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agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred,

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Notes to Financial Statements	(Cont.)

the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please

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see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit

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Notes to Financial Statements	(Cont.)

risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and(vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities

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markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements	(Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in

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procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing

Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees

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Notes to Financial Statements	(Cont.)

exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $13,708.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$6	$6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$2,241,562	$2,220,912	$73,369	$123,496

†	A zero balance may reflect actual amounts rounding to less than one thousand.

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	232	$2,248	360	$3,472

Administrative Class	7,608	73,742	13,738	132,701

Advisor Class	2,694	26,127	7,019	67,379
Issued as reinvestment of distributions

Institutional Class	34	326	64	618

Administrative Class	1,352	13,122	2,820	27,094

Advisor Class	1,322	12,836	2,884	27,705
Cost of shares redeemed

Institutional Class	(198)	(1,920)	(431)	(4,156)

Administrative Class	(10,553)	(102,359)	(17,873)	(171,836)

Advisor Class	(8,201)	(79,439)	(14,128)	(135,713)

Net increase (decrease) resulting from Portfolio share transactions	(5,710)	$(55,317)	(5,547)	$(52,736)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 53% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$65,244	$53,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,559,144	$20,446	$(26,344)	$(5,898)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

44	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

IDR	Indonesian Rupiah	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade

Index/Spread Abbreviations:

BP0003M	3 Month GBP-LIBOR	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0333	$0.0000	$0.0000	$0.0333

February 2025	$0.0310	$0.0000	$0.0000	$0.0310

March 2025	$0.0326	$0.0000	$0.0000	$0.0326

April 2025	$0.0340	$0.0000	$0.0000	$0.0340

May 2025	$0.0339	$0.0000	$0.0000	$0.0339

June 2025	$0.0316	$0.0000	$0.0000	$0.0316

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0321	$0.0000	$0.0000	$0.0321

February 2025	$0.0298	$0.0000	$0.0000	$0.0298

March 2025	$0.0314	$0.0000	$0.0000	$0.0314

April 2025	$0.0328	$0.0000	$0.0000	$0.0328

May 2025	$0.0326	$0.0000	$0.0000	$0.0326

June 2025	$0.0304	$0.0000	$0.0000	$0.0304

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0312	$0.0000	$0.0000	$0.0312

February 2025	$0.0291	$0.0000	$0.0000	$0.0291

March 2025	$0.0307	$0.0000	$0.0000	$0.0307

April 2025	$0.0320	$0.0000	$0.0000	$0.0320

May 2025	$0.0318	$0.0000	$0.0000	$0.0318

June 2025	$0.0296	$0.0000	$0.0000	$0.0296

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

46	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

48	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLOWDURFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual

Financial and Other Information

June 30, 2025

PIMCO Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Real Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO VARIABLE INSURANCE TRUST

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Real Return Portfolio	09/30/99	04/10/00	09/30/99	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the

Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Real Return Portfolio	(Cont.)

voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Real Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$11.51	$0.21	$0.39	$0.60	$(0.21)	$0.00	$0.00	$(0.21)

12/31/2024	11.57	0.33	(0.07)	0.26	(0.32)	0.00	0.00	(0.32)

12/31/2023	11.49	0.38	0.06	0.44	(0.24)	0.00	(0.12)	(0.36)

12/31/2022	13.99	0.91	(2.51)	(1.60)	(0.90)	0.00	0.00	(0.90)

12/31/2021	13.92	0.74	0.04	0.78	(0.71)	0.00	0.00	(0.71)

12/31/2020	12.64	0.19	1.30	1.49	(0.21)	0.00	0.00	(0.21)
Administrative Class

01/01/2025 - 06/30/2025+	11.51	0.21	0.38	0.59	(0.20)	0.00	0.00	(0.20)

12/31/2024	11.57	0.31	(0.07)	0.24	(0.30)	0.00	0.00	(0.30)

12/31/2023	11.49	0.36	0.06	0.42	(0.22)	0.00	(0.12)	(0.34)

12/31/2022	13.99	0.89	(2.51)	(1.62)	(0.88)	0.00	0.00	(0.88)

12/31/2021	13.92	0.71	0.05	0.76	(0.69)	0.00	0.00	(0.69)

12/31/2020	12.64	0.17	1.30	1.47	(0.19)	0.00	0.00	(0.19)
Advisor Class

01/01/2025 - 06/30/2025+	11.51	0.20	0.39	0.59	(0.20)	0.00	0.00	(0.20)

12/31/2024	11.57	0.30	(0.07)	0.23	(0.29)	0.00	0.00	(0.29)

12/31/2023	11.49	0.35	0.06	0.41	(0.21)	0.00	(0.12)	(0.33)

12/31/2022	13.99	0.87	(2.50)	(1.63)	(0.87)	0.00	0.00	(0.87)

12/31/2021	13.92	0.71	0.04	0.75	(0.68)	0.00	0.00	(0.68)

12/31/2020	12.64	0.15	1.31	1.46	(0.18)	0.00	0.00	(0.18)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.90	5.22%	$178,900	1.13	%*	1.13	%*	0.51	%*	0.51	%*	3.70	%*	98%

11.51	2.29	173,182	0.92		0.92		0.50		0.50		2.82		212

11.57	3.92	187,819	0.69		0.69		0.50		0.50		3.28		125

11.49	(11.85)	200,491	0.62		0.62		0.50		0.50		7.26		97

13.99	5.74	233,090	0.52		0.52		0.50		0.50		5.30		162

13.92	11.88	199,783	0.69		0.69		0.50		0.50		1.39		240

11.90	5.15	860,312	1.28	*	1.28	*	0.66	*	0.66	*	3.55	*	98

11.51	2.13	856,992	1.07		1.07		0.65		0.65		2.68		212

11.57	3.76	954,046	0.84		0.84		0.65		0.65		3.13		125

11.49	(11.98)	1,035,782	0.77		0.77		0.65		0.65		7.13		97

13.99	5.59	1,326,535	0.67		0.67		0.65		0.65		5.13		162

13.92	11.71	1,278,844	0.84		0.84		0.65		0.65		1.24		240

11.90	5.10	349,409	1.38	*	1.38	*	0.76	*	0.76	*	3.45	*	98

11.51	2.03	350,085	1.17		1.17		0.75		0.75		2.59		212

11.57	3.66	339,612	0.94		0.94		0.75		0.75		3.03		125

11.49	(12.07)	342,311	0.87		0.87		0.75		0.75		6.99		97

13.99	5.48	396,259	0.77		0.77		0.75		0.75		5.09		162

13.92	11.60	344,989	0.94		0.94		0.75		0.75		1.09		240

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Real Return Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,283,912
Investments in Affiliates	5,341
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,359
Over the counter	6,292
Cash	525
Deposits with counterparty	6,217
Foreign currency, at value	3,870
Receivable for investments sold	707,415
Receivable for investments sold on a delayed-delivery basis	1,769
Receivable for TBA investments sold	348,334
Receivable for Portfolio shares sold	4,031
Interest and/or dividends receivable	6,629
Dividends receivable from Affiliates	25
Total Assets	3,376,719

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$910,213
Payable for short sales	40,599
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,952
Over the counter	8,934
Payable for investments purchased	535,693
Payable for investments in Affiliates purchased	26
Payable for TBA investments purchased	483,051
Deposits from counterparty	4,877
Payable for Portfolio shares redeemed	1,038
Accrued investment advisory fees	272
Accrued supervisory and administrative fees	272
Accrued distribution fees	69
Accrued servicing fees	101
Accrued reimbursement to PIMCO	1
Total Liabilities	1,988,098

Commitments and Contingent Liabilities^

Net Assets	$1,388,621

Net Assets Consist of:

Paid in capital	$1,633,336
Distributable earnings (accumulated loss)	(244,715)

Net Assets	$1,388,621

Net Assets:

Institutional Class	$178,900
Administrative Class	860,312
Advisor Class	349,409

Shares Issued and Outstanding:

Institutional Class	15,035
Administrative Class	72,300
Advisor Class	29,364

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.90
Administrative Class	11.90
Advisor Class	11.90

Cost of investments in securities	$2,392,797
Cost of investments in Affiliates	$5,341
Cost of foreign currency held	$3,839
Proceeds received on short sales	$40,000
Cost or premiums of financial derivative instruments, net	$(4,338)

* Includes repurchase agreements of:	$530,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Real Return Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$32,819
Dividends from Investments in Affiliates	134
Total Income	32,953

Expenses:

Investment advisory fees	1,709
Supervisory and administrative fees	1,709
Distribution and/or servicing fees - Administrative Class	635
Distribution and/or servicing fees - Advisor Class	434
Trustee fees	38
Interest expense	4,221
Miscellaneous expense	7
Total Expenses	8,753
Waiver and/or Reimbursement by PIMCO	(13)
Net Expenses	8,740

Net Investment Income (Loss)	24,213

Net Realized Gain (Loss):

Investments in securities	(1,708)
Investments in Affiliates	(29)
Exchange-traded or centrally cleared financial derivative instruments	(5,255)
Over the counter financial derivative instruments	(6,422)
Foreign currency	(68)

Net Realized Gain (Loss)	(13,482)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	52,759
Exchange-traded or centrally cleared financial derivative instruments	6,329
Over the counter financial derivative instruments	60
Foreign currency assets and liabilities	(983)

Net Change in Unrealized Appreciation (Depreciation)	58,165

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,896

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Real Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$24,213	$38,075
Net realized gain (loss)	(13,482)	(12,387)
Net change in unrealized appreciation (depreciation)	58,165	4,889

Net Increase (Decrease) in Net Assets Resulting from Operations	68,896	30,577

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,127)	(4,899)
Administrative Class	(14,663)	(23,696)
Advisor Class	(5,828)	(8,670)

Total Distributions(a)	(23,618)	(37,265)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(36,916)	(94,530)

Total Increase (Decrease) in Net Assets	8,362	(101,218)

Net Assets:

Beginning of period	1,380,259	1,481,477
End of period	$1,388,621	$1,380,259

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.5%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$120	$114

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	900	266

UBS Group AG
6.373% due 07/15/2026 •		$300	300
7.750% due 03/01/2029 •	EUR	100	133

			813

INDUSTRIALS 0.0%

VMware LLC
3.900% due 08/21/2027		$190	188

Total Corporate Bonds & Notes (Cost $967)			1,001

U.S. GOVERNMENT AGENCIES 20.0%

Fannie Mae
4.496% due 12/25/2036 •		8	8
4.586% due 08/25/2034 •		3	3
4.770% due 07/25/2037 - 05/25/2042 •		17	17
4.860% due 05/25/2036 •		4	4
5.255% due 11/25/2053 •		1,767	1,770
5.335% due 06/25/2055 •		6,752	6,785
5.465% due 03/25/2055 •		6,673	6,676
5.697% due 07/01/2044 - 09/01/2044 •		7	8
6.163% due 10/01/2035 •		11	11
6.782% due 05/25/2035 ~		43	44

Freddie Mac
2.920% due 01/25/2026 •		24	23
4.694% due 08/25/2031 •		8	8
4.768% due 01/15/2047 •		621	604
4.814% due 07/15/2044 •		560	550
4.868% due 09/15/2042 •		1,114	1,099
5.245% due 11/25/2054 •		13,119	13,092
5.255% due 02/25/2055 •		2,759	2,765
5.599% due 10/25/2044 - 02/25/2045 •		822	763
6.430% due 01/01/2034 •		9	9

Ginnie Mae
3.500% due 05/20/2052 - 06/20/2055 •		67,017	61,086
5.202% due 10/20/2072 •		2,172	2,181
5.402% due 05/20/2073 •		583	592
5.461% due 08/20/2068 •		1,524	1,531
5.592% due 04/20/2067 •		833	845

Ginnie Mae, TBA
3.500% due 07/01/2055		18,550	16,867

U.S. Small Business Administration
6.020% due 08/01/2028		48	49

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052		885	848

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055		33,000	30,682
4.500% due 08/01/2055		56,400	53,929
5.500% due 08/01/2055		17,500	17,484
6.000% due 08/01/2055		35,800	36,348
6.500% due 08/01/2055		20,600	21,241

Total U.S. Government Agencies (Cost $274,839)			277,922

U.S. TREASURY OBLIGATIONS 93.0%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026		20,426	20,200
0.125% due 07/15/2026 (g)		39,048	38,714
0.125% due 10/15/2026 (g)		49,771	49,204
0.125% due 04/15/2027 (i)		9,316	9,122
0.125% due 01/15/2030 (g)		42,937	40,533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2030 (g)	$49,917	$46,907
0.125% due 01/15/2031	15,982	14,813
0.125% due 07/15/2031	30,542	28,117
0.125% due 01/15/2032	10,761	9,758
0.125% due 02/15/2051	14,846	8,095
0.125% due 02/15/2052 (k)	6,914	3,695
0.250% due 07/15/2029 (i)(k)	2,479	2,381
0.250% due 02/15/2050	12,439	7,233
0.375% due 01/15/2027 (i)	8,897	8,776
0.375% due 07/15/2027	9,520	9,392
0.500% due 01/15/2028 (g)	83,458	81,919
0.625% due 01/15/2026 (g)	50,752	50,476
0.625% due 07/15/2032 (g)	90,196	84,168
0.625% due 02/15/2043	9,236	6,871
0.750% due 07/15/2028 (g)	42,412	41,903
0.750% due 02/15/2042 (g)	42,799	33,264
0.750% due 02/15/2045	37,789	27,613
0.875% due 01/15/2029	14,444	14,223
0.875% due 02/15/2047	28,310	20,530
1.000% due 02/15/2046	25,967	19,694
1.000% due 02/15/2048 (k)	7,059	5,197
1.125% due 01/15/2033	26,490	25,325
1.250% due 04/15/2028 (i)(k)	2,353	2,349
1.375% due 07/15/2033 (g)	58,616	56,951
1.375% due 02/15/2044 (g)	36,114	30,350
1.500% due 02/15/2053	22,661	17,965
1.625% due 10/15/2027	24,039	24,342
1.625% due 10/15/2029 (g)	31,704	32,103
1.625% due 04/15/2030	4,837	4,873
1.750% due 01/15/2028 (g)	54,380	55,083
1.750% due 01/15/2034	20,557	20,388
1.875% due 07/15/2034 (g)	62,254	62,338
2.125% due 04/15/2029	12,133	12,463
2.125% due 01/15/2035 (g)	9,046	9,199
2.125% due 02/15/2040	9,379	9,265
2.125% due 02/15/2041	9,594	9,398
2.125% due 02/15/2054	18,917	17,327
2.375% due 01/15/2027 (k)	493	501
2.375% due 10/15/2028 (g)	73,516	76,274
2.375% due 02/15/2055 (g)	9,555	9,246
2.500% due 01/15/2029	18,493	19,246
3.375% due 04/15/2032 (k)	2,722	3,031
3.625% due 04/15/2028 (g)	47,680	50,710
3.875% due 04/15/2029 (g)	54,805	59,846

Total U.S. Treasury Obligations (Cost $1,400,052)		1,291,371

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Adjustable Rate Mortgage Trust
4.759% due 05/25/2036 ~	49	43

AG Trust
6.327% due 07/15/2041 •	808	810

Alliance Bancorp Trust
4.914% due 07/25/2037 •	457	408

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	64	61

Banc of America Funding Trust
5.078% due 01/20/2047 ~	55	48
6.249% due 02/20/2036 ~	53	51

Banc of America Mortgage Trust
5.056% due 02/25/2036 ~	65	60
5.442% due 06/25/2035 ~	9	8

Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	77	66
4.521% due 02/25/2036 ~	17	16
4.847% due 03/25/2035 ~	76	70
5.166% due 01/25/2035 ~	49	48
7.080% due 10/25/2035 •	87	82

Bear Stearns ALT-A Trust
4.053% due 03/25/2036 ~	157	128
4.905% due 09/25/2035 ~	473	272

Chase Mortgage Finance Trust
6.409% due 02/25/2037 ~	7	6

ChaseFlex Trust
6.000% due 02/25/2037	280	96

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.714% due 01/25/2035 •	1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
4.742% due 03/25/2037 ~		$830	$704
4.783% due 09/25/2037 ~		167	154
6.300% due 03/25/2036 •		72	72
6.490% due 05/25/2035 •		2	2

Citigroup Mortgage Loan Trust, Inc.
5.500% due 08/25/2034		20	20
5.830% due 09/25/2035 •		1	1

Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •		179	144
4.794% due 05/25/2047 •		47	43
4.814% due 09/25/2046 •		989	961
4.994% due 12/25/2035 •		13	12
5.399% due 12/25/2035 •		26	22
6.000% due 03/25/2037		2,584	885
6.000% due 04/25/2037		214	180

Countrywide Home Loan Mortgage Pass-Through Trust
4.048% due 05/20/2036 ~		36	34
5.029% due 10/20/2035 ~		511	484
5.500% due 08/25/2035		18	13
6.000% due 04/25/2036		227	110
6.000% due 03/25/2037		778	346

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.154% due 10/26/2036 ~		80	73

Deutsche Alt-B Securities Mortgage Loan Trust
4.534% due 10/25/2036 •		4	3

Eurosail-U.K. PLC
5.308% due 06/13/2045 •	GBP	428	587

First Horizon Alternative Mortgage Securities Trust
5.876% due 06/25/2034 ~		$40	40
6.000% due 02/25/2037		260	95

First Horizon Mortgage Pass-Through Trust
6.431% due 08/25/2035 ~		83	60

GreenPoint Mortgage Funding Trust
4.794% due 09/25/2046 •		160	148
4.974% due 11/25/2045 •		48	45

GreenPoint MTA Trust
4.874% due 06/25/2045 •		48	43

GSR Mortgage Loan Trust
5.018% due 07/25/2035 ~		21	20
5.293% due 09/25/2035 ~		42	40
5.946% due 12/25/2034 ~		61	57
6.922% due 01/25/2035 ~		18	17

HarborView Mortgage Loan Trust
4.812% due 09/19/2037 •		27	23
4.872% due 05/19/2035 •		21	21
4.992% due 02/19/2036 •		66	29
5.112% due 06/20/2035 •		30	29

IndyMac INDX Mortgage Loan Trust
4.588% due 12/25/2034 ~		32	30
4.994% due 07/25/2035 •		105	76
5.214% due 05/25/2034 •		5	4
5.373% due 11/25/2035 ~		13	13

JP Morgan Mortgage Trust
4.154% due 07/27/2037 ~		167	156
5.479% due 07/25/2035 ~		63	60
5.479% due 08/25/2035 ~		34	30
5.677% due 09/25/2035 ~		7	7
5.875% due 02/25/2035 ~		22	22
6.739% due 07/25/2035 ~		14	14
6.830% due 08/25/2035 ~		38	36

MASTR Adjustable Rate Mortgages Trust
6.043% due 11/21/2034 ~		28	27

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •		12	12

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •		13	13

Merrill Lynch Mortgage Investors Trust
4.934% due 11/25/2035 •		16	15

Morgan Stanley Mortgage Loan Trust
6.075% due 06/25/2036 ~		75	74

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,362	2,270

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
4.734% due 08/25/2035 •	$34	$24
5.397% due 10/25/2037 ~	593	477

Residential Asset Securitization Trust
4.834% due 05/25/2035 •	392	238
6.500% due 09/25/2036	213	65

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	112	89

Sequoia Mortgage Trust
4.832% due 07/20/2036 •	120	104
5.132% due 10/19/2026 •	5	5

Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~	32	28
5.799% due 01/25/2035 •	38	34
6.525% due 02/25/2034 ~	17	16

Structured Asset Mortgage Investments Trust
4.814% due 06/25/2036 •	10	10
4.854% due 04/25/2036 •	46	42
4.932% due 07/19/2035 •	32	30
4.932% due 07/19/2035 •	92	91
5.092% due 10/19/2034 •	11	11

Thornburg Mortgage Securities Trust
5.054% due 06/25/2044 •	1,057	1,004

Wachovia Mortgage Loan Trust
4.883% due 01/25/2037 •	1,025	366

WaMu Mortgage Pass-Through Certificates Trust
4.068% due 12/25/2046 •	25	21
5.129% due 01/25/2047 •	167	158
5.135% due 12/25/2035 ~	21	20
5.169% due 05/25/2047 •	130	113
5.399% due 02/25/2046 •	40	37
5.447% due 07/25/2046 •	225	204
5.599% due 11/25/2042 •	3	3
5.899% due 11/25/2046 •	37	33

Total Non-Agency Mortgage-Backed Securities (Cost $16,731)		13,873

ASSET-BACKED SECURITIES 7.7%

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •	2,694	2,700

BDS LLC
6.121% due 03/19/2039 •	1,067	1,069

LoanCore Issuer Ltd.
5.853% due 01/17/2037 •	1,473	1,477

MF1 LLC
6.468% due 06/19/2037 •	1,510	1,511

MF1 Ltd.
5.529% due 07/16/2036 •	100	100

TPG Real Estate Finance Issuer Ltd.
5.964% due 02/15/2039 •	1,326	1,328

		8,185

HOME EQUITY OTHER 1.1%

ACE Securities Corp. Home Equity Loan Trust
4.834% due 03/25/2037 •	325	131

Argent Mortgage Loan Trust
4.914% due 05/25/2035 •	366	328

Argent Securities Trust
4.754% due 05/25/2036 •	108	26

CIT Mortgage Loan Trust
6.684% due 10/25/2037 •	2,432	2,458

Citigroup Mortgage Loan Trust
4.594% due 01/25/2037 •	72	52

Countrywide Asset-Backed Certificates
4.934% due 03/25/2037 •	454	448

Countrywide Asset-Backed Certificates Trust
4.624% due 11/25/2037 •	1,960	1,864
5.174% due 08/25/2047 •	93	91

Credit-Based Asset Servicing & Securitization LLC
3.748% due 06/25/2035 •	339	329
4.654% due 07/25/2037 •	559	368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
4.554% due 11/25/2036 •	$46	$21

Ellington Loan Acquisition Trust
5.534% due 05/25/2037 •	197	193

Fremont Home Loan Trust
4.704% due 10/25/2036 •	531	484

GSAA Trust
6.720% due 03/25/2046 þ	211	111

GSAMP Trust
4.504% due 12/25/2036 •	58	29
5.169% due 09/25/2035 •	21	21
5.409% due 03/25/2035 •	31	29

Home Equity Asset Trust
5.109% due 02/25/2036 •	950	932

HSI Asset Securitization Corp. Trust
4.534% due 10/25/2036 •	4	1

JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •	8	8

Long Beach Mortgage Loan Trust
4.674% due 08/25/2036 •	891	358

MASTR Asset-Backed Securities Trust
5.184% due 10/25/2035 •	41	40

Merrill Lynch Mortgage Investors Trust
4.594% due 09/25/2037 •	12	2
4.674% due 02/25/2037 •	236	67

Morgan Stanley ABS Capital, Inc. Trust
4.654% due 10/25/2036 •	1,498	654

Morgan Stanley IXIS Real Estate Capital Trust
4.534% due 11/25/2036 •	8	3

New Century Home Equity Loan Trust
4.754% due 08/25/2036 •	795	787
5.199% due 02/25/2035 •	62	60

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.169% due 09/25/2035 •	209	205
5.484% due 10/25/2034 •	1,096	1,083

Renaissance Home Equity Loan Trust
5.194% due 12/25/2032 •	41	38

Residential Asset Securities Corp. Trust
4.714% due 09/25/2036 •	585	579
4.894% due 06/25/2036 •	1,558	1,534

Saxon Asset Securities Trust
4.744% due 09/25/2037 •	300	289

Securitized Asset-Backed Receivables LLC Trust
4.554% due 12/25/2036 •	251	54
4.734% due 07/25/2036 •	175	69
4.754% due 07/25/2036 •	2,537	833

Soundview Home Loan Trust
4.554% due 11/25/2036 •	37	10
4.614% due 07/25/2037 •	587	528
4.634% due 06/25/2037 •	1,229	836

Structured Asset Securities Corp. Mortgage Loan Trust
5.939% due 04/25/2035 •	10	10

		15,963

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	786	746

WHOLE LOAN COLLATERAL 0.3%

First Franklin Mortgage Loan Trust
5.139% due 11/25/2036 •	1,607	1,568

IndyMac INDB Mortgage Loan Trust
4.574% due 07/25/2036 •	519	163

Lehman XS Trust
4.702% due 06/25/2036 þ	353	346
4.754% due 05/25/2036 •	539	466
6.734% due 12/25/2037 •	1,295	1,263

		3,806

OTHER ABS 5.6%

522 Funding CLO Ltd.
5.571% due 10/20/2031 •	388	389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AlbaCore Euro CLO DAC
3.269% due 07/15/2035 •	EUR	1,000	$1,180

Anchorage Capital CLO Ltd.
5.369% due 01/20/2035 •		$700	698
5.712% due 04/22/2034 •		700	702

Ares CLO Ltd.
5.568% due 01/15/2032 •		234	234

Ares European CLO DAC
3.059% due 10/15/2031 •	EUR	148	175

Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •		$4,500	4,497
5.608% due 01/15/2031 •		40	40

Bain Capital Credit CLO Ltd.
5.299% due 10/21/2034 •		3,200	3,185

Black Diamond CLO DAC
3.123% due 05/15/2032 •	EUR	223	263

Blackrock European CLO DAC
2.875% due 12/15/2032 •		543	639

BlueMountain Fuji EUR CLO DAC
2.999% due 01/15/2031 •		149	175

Cairn CLO DAC
3.059% due 10/15/2031 •		219	257

Capital Four U.S. CLO Ltd.
6.169% due 01/20/2037 •		$1,000	1,004

Carlyle Euro CLO DAC
0.000% due 08/15/2038 «•(a)	EUR	3,800	4,476

Carlyle Global Market Strategies Euro CLO Ltd.
2.893% due 11/15/2031 •		655	772

Catamaran CLO Ltd.
5.634% due 04/22/2030 •		$177	177

Cedar Funding CLO Ltd.
5.641% due 07/17/2031•		340	341

CIFC European Funding CLO DAC
3.329% due 01/15/2034 •	EUR	4,750	5,597

CIFC Funding Ltd.
5.487% due 10/24/2030 •		$893	893

Contego CLO DAC
2.823% due 01/23/2030 •	EUR	795	936

Crestline Denali CLO Ltd.
5.561% due 04/20/2030 •		$13	13

CVC Cordatus Loan Fund DAC
2.974% due 09/22/2034 •	EUR	1,400	1,644

CVC Cordatus Opportunity Loan Fund-R DAC
2.983% due 08/15/2033 •		1,766	2,074

Dryden CLO Ltd.
5.501% due 04/18/2031•		$295	295
5.568% due 07/15/2031 •		965	967

Dryden Euro CLO DAC
3.003% due 05/15/2034 •	EUR	216	254
3.159% due 04/15/2034 •		2,194	2,575

Fortress Credit BSL Ltd.
5.369% due 07/23/2032 •		$1,276	1,277

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		377	378

Harvest CLO DAC
3.039% due 07/15/2031 •	EUR	1,041	1,227

Hayfin Emerald CLO DAC
3.898% due 01/25/2037 •		2,200	2,595

Henley CLO DAC
3.148% due 04/25/2034 •		1,100	1,294

KKR CLO Ltd.
5.468% due 07/15/2030 •		$116	116

LCM Loan Income Fund Ltd.
5.561% due 04/20/2031 •		275	275

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •	EUR	174	204

Mountain View CLO Ltd.
5.415% due 10/15/2034 •		$4,200	4,196

Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		1,100	1,098

OAK Hill European Credit Partners DAC
2.976% due 10/20/2031 •	EUR	835	983

Octagon Investment Partners Ltd.
5.482% due 04/16/2031 •		$352	352

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OZLM Ltd.
5.469% due 10/20/2031 •		$175	$175
5.691% due 07/20/2032 •		356	356

Palmer Square European Loan Funding DAC
3.113% due 05/15/2033 •	EUR	841	992

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •		$200	201

Providus CLO DAC
3.056% due 04/20/2034 •	EUR	1,900	2,234

Rad CLO Ltd.
5.657% due 07/24/2032 •		$2,563	2,567

Rockford Tower Europe CLO DAC
3.561% due 04/24/2037 •	EUR	1,600	1,886

Romark CLO Ltd.
5.571% due 10/23/2030 •		$174	174

Saranac CLO Ltd.
5.724% due 08/13/2031 •		451	451

Segovia European CLO DAC
3.116% due 07/20/2032 •	EUR	544	642

SLM Student Loan Trust
5.175% due 10/25/2064 •		$1,249	1,247

Sound Point CLO Ltd.
5.681% due 04/18/2031 •		190	190
5.741% due 07/20/2032 •		1,010	1,011

St Paul’s CLO DAC
2.988% due 04/25/2030 •	EUR	554	653
3.036% due 04/22/2035 •		800	941
3.138% due 10/25/2035 •		800	940

TCW CLO AMR Ltd.
5.624% due 08/16/2034 •		$4,700	4,707

Tikehau CLO DAC
3.179% due 10/15/2031 •	EUR	490	578
3.456% due 01/20/2037 •		6,200	7,304

Venture CLO Ltd.
5.521% due 07/20/2030 •		$58	58

Vibrant CLO Ltd.
5.651% due 07/20/2032 •		706	707

Voya CLO Ltd.
5.469% due 07/20/2032 •		452	452
5.491% due 04/17/2030 •		31	31

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
5.863% due 04/25/2034 •		$1,400	$1,403

			78,347

Total Asset-Backed Securities (Cost $105,590)			107,047

SOVEREIGN ISSUES 4.3%

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	6,996	5,404

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	15,357	17,982
0.100% due 07/25/2031 (d)		2,564	2,884

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		3,589	4,117
1.800% due 05/15/2036 (d)		1,345	1,584

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,607,414	11,558
0.100% due 03/10/2029 (d)		2,140,683	15,460

Mexican Udibonos
4.000% due 08/24/2034 (d)	MXN	3,086	153

Mexico Government International Bond
5.850% due 07/02/2032 (a)		$400	405
6.625% due 01/29/2038 (a)		300	305

Total Sovereign Issues (Cost $61,792)			59,852

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 • (e)		1,220,000	1,240

Total Preferred Securities (Cost $1,220)			1,240

SHORT-TERM INSTRUMENTS 38.3%

REPURCHASE AGREEMENTS (f) 38.2%
			530,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. TREASURY BILLS 0.1%
4.331% due 07/03/2025 - 10/21/2025 (b)(c)(k)	$1,115	$1,106

Total Short-Term Instruments (Cost $531,606)		531,606

Total Investments in Securities (Cost $2,392,797)		2,283,912

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	548,566	5,341

Total Short-Term Instruments (Cost $5,341)		5,341

Total Investments in Affiliates (Cost $5,341)		5,341

Total Investments 164.9% (Cost $2,398,138)		$2,289,253

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $(4,338))		(3,235)

Other Assets and Liabilities, net (64.7)%		(897,397)

Net Assets 100.0%		$1,388,621

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.420%	07/01/2025	07/02/2025	$530,500	U.S. Treasury Bonds 4.750% due 11/15/2043	$(540,760)	$530,500	$530,500

Total Repurchase Agreements						$(540,760)	$530,500	$530,500

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BOS	4.340%	06/25/2025	07/02/2025	$(9,216)	$(9,223)
BPG	4.450	06/18/2025	07/30/2025	(160,911)	(161,171)
	4.500	07/01/2025	07/02/2025	(703,308)	(703,308)
GSC	4.450	06/23/2025	07/28/2025	(33,177)	(33,209)
TDM	4.440	06/16/2025	07/14/2025	(2,149)	(2,153)
	4.470	06/24/2025	07/01/2025	(1,148)	(1,149)

Total Sale-Buyback Transactions					$(910,213)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.9)%
Ginnie Mae, TBA	3.500%	07/01/2055	$44,650	$(40,000)	$(40,599)

Total Short Sales (2.9)%				$(40,000)	$(40,599)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$530,500	$0	$0	$530,500	$(540,760)	$(10,260)

Master Securities Forward Transaction Agreement
BOS	0	0	(9,223)	(9,223)	9,246	23
BPG	0	0	(864,479)	(864,479)	864,625	146
BPS	0	0	0	0	(1,190)	(1,190)
GSC	0	0	(33,209)	(33,209)	33,147	(62)
TDM	0	0	(3,302)	(3,302)	3,319	17

Total Borrowings and Other Financing Transactions	$530,500	$0	$(910,213)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(1,149)	$(909,064)	$0	$0	$(910,213)

Total Borrowings	$(1,149)	$(909,064)	$0	$0	$(910,213)

Payable for sale-buyback financing transactions					$(910,213)

(g)	Securities with an aggregate market value of $910,337 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(190,763) at a weighted average interest rate of 4.211%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(779) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	1,042	$301,225	$675	$46	$(138)
Arabica Coffee December Futures	12/2025	4	442	(97)	0	(4)
Australia Government 10-Year Bond September Futures	09/2025	242	18,256	148	0	(84)
Brent Crude March Futures	01/2026	5	324	(12)	0	(1)
Cocoa September Futures	09/2025	2	180	(9)	2	0
Euro-Bobl September Futures	09/2025	165	22,873	(105)	16	(83)
Euro-BTP September Futures	09/2025	317	45,183	145	71	(86)
Euro-Buxl 30-Year Bond September Futures	09/2025	39	5,455	(104)	0	(17)
European Climate Exchange December Futures	12/2025	2	162	(10)	1	(5)
Gas Oil December Futures	12/2025	5	315	4	0	0
Gold 100 oz. December Futures	12/2025	3	1,009	(13)	6	0
Iron Ore September Futures	09/2025	11	103	0	0	0
Japan Government 10-Year Bond September Futures	09/2025	1	965	3	0	(1)
Live Cattle October Futures	10/2025	8	673	(3)	1	0
New York Harbor December Futures	11/2025	5	461	5	4	0
Palladium September Futures	09/2025	1	111	3	0	(5)
Platinum October Futures	10/2025	6	403	46	0	(3)
RBOB Gasoline December Futures	11/2025	6	457	3	0	0
Silver September Futures	09/2025	3	543	42	0	(3)
Soybean Meal December Futures	12/2025	41	1,186	(68)	3	0
Soybean November Futures	11/2025	13	668	(9)	1	0
Soybean Oil January Futures	01/2026	2	63	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,558	178,026	3,755	746	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	319	38,001	1,412	429	0
WTI Crude December Futures	11/2025	4	247	(5)	0	0

				$5,806	$1,326	$(430)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	1,042	$(301,057)	$(511)	$77	$(15)
Aluminum September Futures	09/2025	4	(260)	(12)	0	(12)
Arabica Coffee September Futures	09/2025	2	(225)	28	3	0
Corn December Futures	12/2025	29	(617)	26	2	0
Corn September Futures	09/2025	52	(1,064)	55	6	0
Cotton No. 2 December Futures	12/2025	18	(613)	1	11	0
Euro-Bund September Futures	09/2025	505	(77,422)	551	220	(18)
Euro-Oat September Futures	09/2025	422	(61,560)	463	134	(30)
Euro-Schatz September Futures	09/2025	221	(27,920)	43	25	(8)
Hard Red Winter Wheat December Futures	12/2025	7	(193)	16	2	0
Hard Red Winter Wheat September Futures	09/2025	8	(211)	8	3	0
Lead September Futures	09/2025	9	(460)	(15)	0	(15)
Lean Hogs October Futures	10/2025	11	(407)	4	10	0
Natural Gas January Futures	12/2025	2	(97)	4	5	0
Natural Gas September Futures	08/2025	25	(873)	68	66	0
Natural Gas September Futures	08/2025	5	(142)	28	7	0
Nickel September Futures	09/2025	2	(182)	5	5	0
Robusta Coffee September Futures	09/2025	2	(72)	21	1	0
Soybean January Futures	01/2026	9	(469)	6	0	(1)
Soybean Meal January Futures	01/2026	8	(234)	8	0	(1)
Soybean Oil December Futures	12/2025	3	(95)	(10)	0	0
Sugar No. 11 March Futures	02/2026	9	(171)	1	4	0
Sugar No. 11 October Futures	09/2025	15	(272)	24	8	0
U.S. Treasury 2-Year Note September Futures	09/2025	1,450	(301,634)	(1,050)	0	(76)
U.S. Treasury 5-Year Note September Futures	09/2025	254	(27,686)	(304)	0	(34)
U.S. Treasury 10-Year Note September Futures	09/2025	377	(42,271)	(544)	0	(118)
U.S. Treasury Long-Term Bond September Futures	09/2025	1,182	(136,484)	(5,417)	0	(1,182)
Wheat December Futures	12/2025	4	(112)	5	1	0
Wheat September Futures	09/2025	15	(404)	1	2	0
Wheat September Futures	09/2025	14	(161)	16	1	(1)
White Sugar October Futures	09/2025	4	(93)	3	2	0
Zinc September Futures	09/2025	5	(344)	(5)	0	(5)

				$(6,483)	$595	$(1,516)

Total Futures Contracts				$(677)	$1,921	$(1,946)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	69,000	$(1,254)	$396	$(858)	$0	$(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	40	33	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	(2)	15	13	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	(19)	97	78	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	21	203	224	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	54,750	364	(322)	42	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		53,300	(704)	(1,780)	(2,484)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(196)	(272)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		81,197	(81)	(1,161)	(1,242)	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		9,600	427	(141)	286	0	(33)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		3,620	(8)	(65)	(73)	0	(14)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		8,900	(82)	(168)	(250)	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	1,831	2,259	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,471	1,800	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	3,736	4,198	0	(153)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	401	622	0	(65)
Receive(1)	3-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	16,300	0	60	60	6	0
Receive(1)	3-Month EUR-EURIBOR	1.895	Annual	10/08/2027		20,000	0	47	47	8	0
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		11,400	0	(33)	(33)	5	0
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		165,800	(5,527)	(818)	(6,345)	0	(336)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,846	3,180	15	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	3	3,288	3,291	15	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	5,198	5,814	27	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		36,240	1,954	2,484	4,438	138	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		2,500	0	(9)	(9)	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	32	33	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	11	11	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		21,300	0	44	44	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		13,430	(100)	(2,781)	(2,881)	0	(3)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	(70)	(74)	11	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	(21)	(37)	7	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	26	27	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	83	49	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	7	7	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(3)	(3)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	208	208	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	264	276	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	137	142	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	134	134	0	(1)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	222	235	0	(1)
Pay	CPURNSA	1.980	Maturity	09/19/2025	$	14,000	0	(105)	(105)	0	(4)
Pay	CPURNSA	2.033	Maturity	09/23/2025		2,600	0	(19)	(19)	0	(1)
Pay	CPURNSA	2.208	Maturity	10/07/2025		14,333	0	(88)	(88)	0	(4)
Pay	CPURNSA	2.380	Maturity	10/15/2025		7,500	0	(37)	(37)	0	(2)
Pay	CPURNSA	2.700	Maturity	01/14/2026		11,600	0	(49)	(49)	0	0
Pay	CPURNSA	2.820	Maturity	02/05/2026		6,900	0	(21)	(21)	1	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		7,200	0	(20)	(20)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		5,500	0	(3)	(3)	1	0
Receive	CPURNSA	2.313	Maturity	02/26/2026		2,700	0	337	337	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	2.418%	Maturity	03/05/2026	$	10,200	$0	$1,215	$1,215	$0	$(1)
Pay	CPURNSA	3.323	Maturity	04/23/2026		3,800	0	17	17	0	(2)
Receive	CPURNSA	2.767	Maturity	05/13/2026		7,700	0	746	746	4	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	311	311	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	592	592	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	40	40	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		7,000	0	16	16	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		7,000	0	1,220	1,220	4	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,188	1,188	4	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(390)	(392)	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	63	63	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	135	135	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,425)	(2,425)	0	(7)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(997)	(997)	0	(3)
Pay	CPURNSA	1.997	Maturity	07/25/2029		20,100	0	(2,969)	(2,969)	0	(6)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(2,132)	(2,143)	0	(4)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,665	2,665	11	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	6,300	36	124	160	42	0
Pay	UKRPI	3.466	Maturity	09/15/2034		2,700	0	54	54	15	0

Total Swap Agreements							$(2,700)	$15,181	$12,481	$397	$(997)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,962	$397	$2,359	$0	$(1,955)	$(997)	$(2,952)

(i)

Securities with an aggregate market value of $13,575 and cash of $6,217 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $41 and liability of $(9) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	7,314		$1,015	$0	$(8)
	07/2025	EUR	1,318		1,543	0	(9)
	07/2025		$7,177	AUD	11,048	95	0
	07/2025		562	NZD	934	7	0
	08/2025	AUD	11,048		$7,181	0	(95)
	08/2025	CNH	18,657		2,603	0	(14)

	08/2025	NZD	934		563	0	(7)
	08/2025		$1,546	EUR	1,318	9	0

BOA	07/2025	AUD	853		$556	0	(6)
	07/2025	EUR	54,808		62,320	0	(2,242)
	07/2025	KRW	1,140,371		837	0	(7)
	07/2025	PEN	900		248	0	(6)
	07/2025		$812	IDR	13,256,053	5	0
	07/2025		726	KRW	982,307	1	0
	07/2025		372	SGD	476	3	0
	08/2025	CNH	4,356		$609	0	(2)
	08/2025	SGD	475		372	0	(3)
	08/2025	TWD	332		10	0	(1)

BPS	07/2025	BRL	4,910		900	0	(4)
	07/2025	NOK	2,115		209	0	(1)
	07/2025	SEK	3,455		$360	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	THB	939		$28	$0	$(1)
	07/2025	TWD	59,612		1,834	0	(218)
	07/2025		$882	BRL	4,910	22	0
	07/2025		1,781	IDR	29,060,497	11	0
	07/2025		130	THB	4,258	1	0
	07/2025		496	TWD	14,751	12	0
	08/2025	CNH	10,042		$1,406	0	(2)
	08/2025	JPY	365		3	0	0
	08/2025	TWD	49,653		1,523	0	(203)
	08/2025		$1,058	INR	91,965	13	0
	08/2025		2,803	TWD	81,341	25	0

BRC	07/2025	EUR	1,472		$1,685	0	(49)
	07/2025	GBP	3,510		4,776	0	(42)
	07/2025	ILS	7,560		2,171	0	(73)
	07/2025	KRW	134,205		98	0	(1)
	07/2025	NOK	1,719		169	0	(2)
	07/2025		$1,077	ILS	3,635	3	0
	07/2025		12	KRW	17,112	0	0
	07/2025		36	PLN	133	1	0
	07/2025		1,233	ZAR	22,296	24	0
	08/2025		4,776	GBP	3,510	42	0

BSH	07/2025		252	PEN	899	2	0
	09/2025	PEN	902		$252	0	(2)

CBK	07/2025	BRL	99,186		18,176	0	(80)
	07/2025	KRW	9,699,474		7,075	0	(99)
	07/2025	THB	49,148		1,478	0	(35)
	07/2025	TWD	104,313		3,206	0	(385)
	07/2025		$17,088	BRL	99,186	1,168	0
	07/2025		617	IDR	10,049,230	3	0
	07/2025		790	TWD	23,409	16	0
	08/2025	CNH	2,329		$324	0	(3)
	08/2025	TWD	117,192		3,606	0	(468)
	08/2025		$774	CNH	5,528	1	0
	08/2025		7,922	INR	682,855	30	(3)
	09/2025	MXN	3,810		$199	0	(3)

DUB	07/2025	ILS	3,671		1,059	0	(31)
	07/2025	KRW	149,998		110	0	(1)
	07/2025	SGD	49		38	0	(1)
	07/2025		$65,290	EUR	56,280	1,005	0
	07/2025		108	IDR	1,765,468	0	0
	07/2025		177	TWD	5,277	4	0
	08/2025	EUR	56,157		$65,290	0	(1,004)
	08/2025		$3,672	INR	316,878	17	0
	09/2025	MXN	47		$2	0	0

FAR	07/2025	AUD	10,195		6,578	0	(132)
	07/2025	BRL	104,358		18,689	0	(519)
	07/2025	CHF	2,896		3,517	0	(133)
	07/2025	CNH	3,721		518	0	(3)
	07/2025	JPY	3,022,835		21,071	80	0
	07/2025	SGD	124		96	0	(1)
	07/2025		$19,123	BRL	104,358	85	0
	07/2025		3,807	CHF	3,048	34	0
	07/2025		11,860	JPY	1,726,311	128	0
	07/2025		2,193	PLN	8,086	50	0
	07/2025		299	SGD	381	1	0
	08/2025	CHF	3,036		$3,807	0	(34)
	08/2025	CNH	10,599		1,481	0	(5)
	08/2025	JPY	1,719,962		11,860	0	(128)
	08/2025	SGD	439		345	0	(1)
	08/2025		$1,755	INR	151,765	12	0
	09/2025		13,236	BRL	74,301	231	0
	09/2025		2,035	MXN	39,622	60	0

GLM	07/2025	TWD	11,323		$348	0	(42)
	07/2025		$146	IDR	2,379,135	1	0
	07/2025		116	SGD	148	0	0
	07/2025		11	TWD	356	1	0
	08/2025	SGD	148		$116	0	0

IND	07/2025		$366	SEK	3,459	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	SEK	3,452		$366	$0	$0

JPM	07/2025	CHF	156		190	0	(6)
	07/2025	CNH	7,049		977	0	(9)
	07/2025	KRW	802,249		586	0	(7)
	07/2025	NZD	934		557	0	(12)
	07/2025	SGD	3,283		2,555	0	(26)
	07/2025	TWD	60,339		1,855	0	(222)
	07/2025		$4,327	PLN	16,016	115	0
	07/2025		244	SGD	312	2	0
	07/2025		354	ZAR	6,322	3	0
	08/2025	CNH	17,416		$2,428	0	(15)
	08/2025	SGD	311		244	0	(2)
	08/2025	TWD	60,399		1,853	0	(246)
	08/2025		$1,183	INR	102,570	11	0
	08/2025		31	TWD	1,022	4	0

MBC	07/2025	CAD	23,575		$17,165	0	(148)
	07/2025	CNH	3,380		469	0	(4)
	07/2025	JPY	138,068		961	2	0
	07/2025	SGD	7,886		6,147	0	(55)
	07/2025	THB	24,672		745	0	(14)
	07/2025	TWD	29,084		892	0	(109)
	07/2025		$17,157	CAD	23,583	162	0
	07/2025		1,537	EUR	1,318	15	0
	07/2025		1,132	GBP	835	14	0
	07/2025		184	IDR	2,993,143	0	0
	07/2025		273	PLN	1,024	11	0
	07/2025		6,426	SGD	8,310	110	0
	07/2025		36	TWD	1,073	1	0
	08/2025	CAD	23,544		$17,157	0	(162)
	08/2025	CNH	9,180		1,276	0	(11)
	08/2025	JPY	1,939		13	0	0
	08/2025	SGD	8,291		6,426	0	(111)
	08/2025	TWD	68,172		2,168	0	(202)

MYI	07/2025	JPY	68,285		473	0	(2)
	07/2025		$3,983	JPY	580,521	48	0
	07/2025		513	NOK	5,175	0	0
	07/2025		11	PLN	42	0	0
	08/2025	CNH	10,803		$1,509	0	(6)
	08/2025	JPY	578,387		3,983	0	(48)
	08/2025	NOK	5,174		513	0	0

NGF	07/2025		$1,747	IDR	28,475,350	9	0

SCX	07/2025	ILS	56		$16	0	0
	07/2025	TWD	3,552		122	0	0
	07/2025		$679	IDR	11,064,617	3	0
	07/2025		45	JPY	6,467	0	0
	07/2025		1,283	SGD	1,655	19	0
	07/2025		272	TWD	8,084	6	0
	08/2025	CNH	18,612		$2,605	0	(4)
	08/2025	JPY	6,443		45	0	0
	08/2025	SGD	1,651		1,283	0	(19)
	08/2025	TWD	16,276		499	0	(67)
	08/2025		$1,238	INR	106,321	0	(1)

SOG	07/2025		6,638	JPY	958,134	16	0
	07/2025		54	NOK	539	0	0
	08/2025	JPY	954,618		$6,638	0	(16)
	08/2025	NOK	539		54	0	0
	08/2025		$7	INR	613	0	0

SSB	07/2025		3,622	GBP	2,675	50	0

UAG	07/2025	ILS	555		$155	0	(10)
	07/2025	JPY	44,555		308	0	(2)
	07/2025	KRW	133,928		99	0	0
	07/2025	NOK	1,879		185	0	(1)
	07/2025	THB	3,918		118	0	(3)
	07/2025		$99	KRW	133,993	0	0

Total Forward Foreign Currency Contracts						$3,804	$(7,654)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(236)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	4,900	$(43)	$(49)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	4,900	(44)	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	5,300	(122)	(103)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	5,300	(122)	(35)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	19,600	(178)	(177)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	19,600	(178)	(138)

	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	30,500	(280)	(335)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	30,500	(280)	(177)

							$(1,247)	$(1,044)

Total Written Options							$(1,638)	$(1,280)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.500%	Maturity	07/28/2025	$	100,000	$0	$1,381	$1,381	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.570	Maturity	07/28/2025		135,000	0	1,107	1,107	0

Total Swap Agreements									$0	$2,488	$2,488	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$111	$0	$0	$111	$(133)	$0	$0	$(133)	$(22)	$0	$(22)
BOA	9	0	0	9	(2,267)	0	0	(2,267)	(2,258)	1,976	(282)
BPS	84	0	0	84	(434)	0	0	(434)	(350)	338	(12)
BRC	70	0	0	70	(167)	(217)	0	(384)	(314)	106	(208)
BSH	2	0	0	2	(2)	0	0	(2)	0	0	0
CBK	1,218	0	0	1,218	(1,076)	0	0	(1,076)	142	0	142
DUB	1,026	0	0	1,026	(1,037)	0	0	(1,037)	(11)	0	(11)
FAR	681	0	0	681	(956)	0	0	(956)	(275)	0	(275)
GLM	2	0	0	2	(42)	(1,063)	0	(1,105)	(1,103)	(420)	(1,523)
JPM	135	0	0	135	(545)	0	0	(545)	(410)	446	36
MBC	315	0	0	315	(816)	0	0	(816)	(501)	502	1
MYC	0	0	2,488	2,488	0	0	0	0	2,488	(2,175)	313
MYI	48	0	0	48	(56)	0	0	(56)	(8)	0	(8)
NGF	9	0	0	9	0	0	0	0	9	0	9
SCX	28	0	0	28	(91)	0	0	(91)	(63)	0	(63)
SOG	16	0	0	16	(16)	0	0	(16)	0	0	0
SSB	50	0	0	50	0	0	0	0	50	0	50
UAG	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)

Total Over the Counter	$3,804	$0	$2,488	$6,292	$(7,654)	$(1,280)	$0	$(8,934)

(k)

Securities with an aggregate market value of $3,369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$394	$0	$0	$0	$1,568	$1,962
Swap Agreements	0	0	0	0	397	397

	$394	$0	$0	$0	$1,965	$2,359

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,804	$0	$3,804
Swap Agreements	0	0	0	0	2,488	2,488
	$0	$0	$0	$3,804	$2,488	$6,292

	$394	$0	$0	$3,804	$4,453	$8,651

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$255	$0	$0	$0	$1,700	$1,955
Swap Agreements	0	0	0	0	997	997

	$255	$0	$0	$0	$2,697	$2,952

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,654	$0	$7,654
Written Options	0	0	0	0	1,280	1,280

	$0	$0	$0	$7,654	$1,280	$8,934

	$255	$0	$0	$7,654	$3,977	$11,886

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(1,527)	$0	$0	$0	$(33)	$(1,560)
Swap Agreements	0	0	0	0	(3,695)	(3,695)

	$(1,527)	$0	$0	$0	$(3,728)	$(5,255)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,709)	$0	$(8,709)
Written Options	0	0	0	0	410	410
Swap Agreements	0	0	0	0	1,877	1,877

	$0	$0	$0	$(8,709)	$2,287	$(6,422)

	$(1,527)	$0	$0	$(8,709)	$(1,441)	$(11,677)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$2	$0	$0	$0	$(2,832)	$(2,830)
Swap Agreements	0	0	0	0	9,159	9,159

	$2	$0	$0	$0	$6,327	$6,329

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,499)	$0	$(6,499)
Written Options	0	0	0	0	(195)	(195)
Swap Agreements	0	0	0	0	6,754	6,754

	$0	$0	$0	$(6,499)	$6,559	$60

	$2	$0	$0	$(6,499)	$12,886	$6,389

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$547	$266	$813
Industrials	0	188	0	188
U.S. Government Agencies	0	277,922	0	277,922
U.S. Treasury Obligations	0	1,291,371	0	1,291,371
Non-Agency Mortgage-Backed Securities	0	13,873	0	13,873
Asset-Backed Securities
CMBS Other	0	8,185	0	8,185
Home Equity Other	0	15,963	0	15,963
Manufacturing House ABS Other	0	746	0	746
Whole Loan Collateral	0	3,806	0	3,806
Other ABS	0	73,871	4,476	78,347
Sovereign Issues	0	59,852	0	59,852
Preferred Securities
Banking & Finance	0	1,240	0	1,240
Short-Term Instruments
Repurchase Agreements	0	530,500	0	530,500
U.S. Treasury Bills	0	1,106	0	1,106

	$0	$2,279,170	$4,742	$2,283,912

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,341	$0	$0	$5,341

Total Investments	$5,341	$2,279,170	$4,742	$2,289,253

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(40,599)	$0	$(40,599)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	746	1,572	0	2,318
Over the counter	0	6,292	0	6,292

	$746	$7,864	$0	$8,610

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(536)	(2,407)	0	(2,943)
Over the counter	0	(8,934)	0	(8,934)

	$(536)	$(11,341)	$0	$(11,877)

Total Financial Derivative Instruments	$210	$(3,477)	$0	$(3,267)

Totals	$5,551	$2,235,094	$4,742	$2,245,387

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Real Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Notes to Financial Statements	(Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using

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Notes to Financial Statements	(Cont.)

these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$36	$383,534	$(378,200)	$(29)	$0	$5,341	$134	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

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Notes to Financial Statements	(Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation

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(collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is

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Notes to Financial Statements	(Cont.)

currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as

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realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s

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Notes to Financial Statements	(Cont.)

prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated

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earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Notes to Financial Statements	(Cont.)

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s

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investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under

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Notes to Financial Statements	(Cont.)

most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account

(and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $13,330.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any

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Notes to Financial Statements	(Cont.)

organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$6	$6

†	A zero balance may reflect actual amounts rounding to less than one thousand

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,677,272	$1,670,875	$16,968	$64,357

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,042	$12,264	1,348	$15,657

Administrative Class	6,082	71,583	8,374	97,178

Advisor Class	1,327	15,590	3,511	40,758
Issued as reinvestment of distributions

Institutional Class	263	3,127	426	4,898

Administrative Class	1,231	14,663	2,061	23,696

Advisor Class	489	5,828	754	8,670
Cost of shares redeemed

Institutional Class	(1,310)	(15,378)	(2,968)	(34,347)

Administrative Class	(9,440)	(110,968)	(18,471)	(213,743)

Advisor Class	(2,856)	(33,625)	(3,216)	(37,297)

Net increase (decrease) resulting from Portfolio share transactions	(3,172)	$(36,916)	(8,181)	$(94,530)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 25% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$43,862	$89,108

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$2,353,800	$58,488	$(154,472)	$(95,984)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate

Brent	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate

CMBS	Collateralized Mortgage-Backed Security

42	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Real Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0033	$0.0000	$0.0000	$0.0033

February 2025	$0.0054	$0.0000	$0.0000	$0.0054

March 2025	$0.0744	$0.0000	$0.0000	$0.0744

April 2025	$0.0555	$0.0000	$0.0000	$0.0555

May 2025	$0.0317	$0.0000	$0.0000	$0.0317

June 2025	$0.0398	$0.0000	$0.0000	$0.0398

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0018	$0.0000	$0.0000	$0.0018

February 2025	$0.0040	$0.0000	$0.0000	$0.0040

March 2025	$0.0730	$0.0000	$0.0000	$0.0730

April 2025	$0.0540	$0.0000	$0.0000	$0.0540

May 2025	$0.0301	$0.0000	$0.0000	$0.0301

June 2025	$0.0384	$0.0000	$0.0000	$0.0384

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0008	$0.0000	$0.0000	$0.0008

February 2025	$0.0031	$0.0000	$0.0000	$0.0031

March 2025	$0.0720	$0.0000	$0.0000	$0.0720

April 2025	$0.0531	$0.0000	$0.0000	$0.0531

May 2025	$0.0291	$0.0000	$0.0000	$0.0291

June 2025	$0.0374	$0.0000	$0.0000	$0.0374

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

44	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

46	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITREALRETFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Short-Term Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Short-Term Portfolio	09/30/99	04/28/00	09/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Short-Term Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2025 - 06/30/2025+	$10.32	$0.24	$0.00	$0.24	$(0.24)	$0.00	$(0.24)

12/31/2024	10.23	0.53	0.09	0.62	(0.53)	0.00	(0.53)

12/31/2023	10.09	0.48	0.13	0.61	(0.47)	0.00	(0.47)

12/31/2022	10.29	0.20	(0.20)	0.00	(0.18)	(0.02)	(0.20)

12/31/2021	10.42	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)

12/31/2020	10.32	0.17	0.07	0.24	(0.14)	0.00	(0.14)
Administrative Class

01/01/2025 - 06/30/2025+	10.32	0.23	0.00	0.23	(0.23)	0.00	(0.23)

12/31/2024	10.23	0.52	0.09	0.61	(0.52)	0.00	(0.52)

12/31/2023	10.09	0.46	0.13	0.59	(0.45)	0.00	(0.45)

12/31/2022	10.29	0.19	(0.20)	(0.01)	(0.17)	(0.02)	(0.19)

12/31/2021	10.42	0.07	(0.09)	(0.02)	(0.11)	0.00	(0.11)

12/31/2020	10.32	0.15	0.08	0.23	(0.13)	0.00	(0.13)
Advisor Class

01/01/2025 - 06/30/2025+	10.32	0.23	0.00	0.23	(0.23)	0.00	(0.23)

12/31/2024	10.23	0.51	0.09	0.60	(0.51)	0.00	(0.51)

12/31/2023	10.09	0.46	0.12	0.58	(0.44)	0.00	(0.44)

12/31/2022	10.29	0.17	(0.19)	(0.02)	(0.16)	(0.02)	(0.18)

12/31/2021	10.42	0.06	(0.09)	(0.03)	(0.10)	0.00	(0.10)

12/31/2020	10.32	0.14	0.08	0.22	(0.12)	0.00	(0.12)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.32	2.35%	$51,961	0.56	%*	0.56	%*	0.46	%*	0.46	%*	4.68	%*	59%

10.32	6.21	52,533	0.47		0.47		0.45		0.45		5.18		98

10.23	6.17	68,829	0.51		0.51		0.45		0.45		4.73		64

10.09	0.00	68,296	0.46		0.46		0.45		0.45		1.96		74

10.29	(0.00)	62,498	0.45		0.45		0.45		0.45		0.85		98

10.42	2.40	29,870	0.47		0.47		0.45		0.45		1.63		114

10.32	2.28	273,758	0.71	*	0.71	*	0.61	*	0.61	*	4.53	*	59

10.32	6.05	256,546	0.62		0.62		0.60		0.60		5.02		98

10.23	6.01	251,202	0.66		0.66		0.60		0.60		4.57		64

10.09	(0.15)	259,589	0.61		0.61		0.60		0.60		1.83		74

10.29	(0.15)	212,796	0.60		0.60		0.60		0.60		0.72		98

10.42	2.24	246,924	0.62		0.62		0.60		0.60		1.40		114

10.32	2.23	306,388	0.81	*	0.81	*	0.71	*	0.71	*	4.43	*	59

10.32	5.95	298,952	0.72		0.72		0.70		0.70		4.92		98

10.23	5.90	269,936	0.76		0.76		0.70		0.70		4.49		64

10.09	(0.25)	260,404	0.71		0.71		0.70		0.70		1.71		74

10.29	(0.25)	230,829	0.70		0.70		0.70		0.70		0.62		98

10.42	2.14	222,266	0.72		0.72		0.70		0.70		1.30		114

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Short-Term Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$649,005
Investments in Affiliates	28,374
Financial Derivative Instruments
Exchange-traded or centrally cleared	291
Over the counter	443
Cash	219
Deposits with counterparty	7,308
Foreign currency, at value	1,317
Receivable for investments sold	1
Receivable for TBA investments sold	13,941
Receivable for Portfolio shares sold	743
Interest and/or dividends receivable	3,430
Dividends receivable from Affiliates	108
Total Assets	705,180

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$537
Over the counter	919
Payable for investments purchased	42,462
Payable for investments in Affiliates purchased	112
Payable for TBA investments purchased	27,791
Deposits from counterparty	80
Payable for Portfolio shares redeemed	856
Accrued investment advisory fees	124
Accrued supervisory and administrative fees	99
Accrued distribution fees	60
Accrued servicing fees	32
Accrued reimbursement to PIMCO	1
Total Liabilities	73,073

Commitments and Contingent Liabilities^

Net Assets	$632,107

Net Assets Consist of:

Paid in capital	$630,569
Distributable earnings (accumulated loss)	1,538

Net Assets	$632,107

Net Assets:

Institutional Class	$51,961
Administrative Class	273,758
Advisor Class	306,388

Shares Issued and Outstanding:

Institutional Class	5,037
Administrative Class	26,536
Advisor Class	29,700

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.32
Administrative Class	10.32
Advisor Class	10.32

Cost of investments in securities	$648,428
Cost of investments in Affiliates	$28,374
Cost of foreign currency held	$1,313
Cost or premiums of financial derivative instruments, net	$(344)

* Includes repurchase agreements of:	$3,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Short-Term Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$15,405
Dividends from Investments in Affiliates	629
Total Income	16,034

Expenses:

Investment advisory fees	766
Supervisory and administrative fees	613
Distribution and/or servicing fees - Administrative Class	197
Distribution and/or servicing fees - Advisor Class	374
Trustee fees	17
Interest expense	300
Miscellaneous expense	3
Total Expenses	2,270
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	2,265

Net Investment Income (Loss)	13,769

Net Realized Gain (Loss):

Investments in securities	756
Investments in Affiliates	(5)
Exchange-traded or centrally cleared financial derivative instruments	(157)
Over the counter financial derivative instruments	(590)
Short sales	119
Foreign currency	75

Net Realized Gain (Loss)	198

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	2,219
Investments in Affiliates	(10)
Exchange-traded or centrally cleared financial derivative instruments	(799)
Over the counter financial derivative instruments	(1,655)
Foreign currency assets and liabilities	46

Net Change in Unrealized Appreciation (Depreciation)	(199)

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,768

* Foreign tax withholdings	$18

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Short-Term Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$13,769	$29,936
Net realized gain (loss)	198	63
Net change in unrealized appreciation (depreciation)	(199)	5,154

Net Increase (Decrease) in Net Assets Resulting from Operations	13,768	35,153

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,201)	(3,336)
Administrative Class	(6,027)	(12,629)
Advisor Class	(6,696)	(13,940)

Total Distributions(a)	(13,924)	(29,905)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	24,232	12,816

Total Increase (Decrease) in Net Assets	24,076	18,064

Net Assets:

Beginning of period	608,031	589,967
End of period	$632,107	$608,031

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.7%

CORPORATE BONDS & NOTES 45.9%

BANKING & FINANCE 31.0%

ABN AMRO Bank NV
5.387% due 12/03/2028 ~		$5,600	$5,599
6.185% due 09/18/2027 •		700	708
6.575% due 10/13/2026 •		1,000	1,005

AerCap Ireland Capital DAC
1.750% due 01/30/2026		700	688

Air Lease Corp.
5.300% due 06/25/2026		600	604

Aircastle Ltd.
4.250% due 06/15/2026		200	199
5.250% due 08/11/2025		1,000	1,000

American Express Co.
5.285% due 07/26/2028 ~		2,500	2,512
5.645% due 04/23/2027 •		1,000	1,009

American Honda Finance Corp.
5.133% due 10/03/2025 ~		1,900	1,903

Athene Global Funding
4.950% due 01/07/2027		600	604
5.097% due 07/16/2026 •		1,300	1,302
5.411% due 08/27/2026 ~		1,200	1,205
5.622% due 03/25/2027 ~		5,300	5,342

Aviation Capital Group LLC
1.950% due 01/30/2026		1,200	1,181
1.950% due 09/20/2026		1,200	1,162
4.125% due 08/01/2025		200	200
4.875% due 10/01/2025		200	200

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		441	433
5.500% due 01/15/2026		1,300	1,302

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •		800	802

Banco Santander SA
5.465% due 07/15/2028 ~		2,000	2,006

Bank of America Corp.
5.323% due 07/22/2027 ~		300	301

Bank of America NA
4.925% due 10/30/2026 ~	AUD	1,000	662

Bank of Montreal
5.274% due 09/10/2027 ~		$1,200	1,204

Bank of Queensland Ltd.
4.365% due 12/09/2025 ~	AUD	2,500	1,647
4.993% due 10/29/2025 ~		1,000	660

Banque Federative du Credit Mutuel SA
4.780% due 05/24/2027 ~		500	329
5.440% due 02/16/2028 ~		$1,800	1,809
5.482% due 01/23/2027 ~		1,200	1,207
5.745% due 07/13/2026 ~		800	808
5.790% due 07/13/2028		1,000	1,038

Barclays PLC
4.375% due 01/12/2026		1,200	1,199
5.304% due 08/09/2026 •		1,400	1,400
5.887% due 03/12/2028 ~		700	706
7.325% due 11/02/2026 •		500	504

BNP Paribas SA
1.323% due 01/13/2027 •		4,000	3,931

BPCE SA
1.652% due 10/06/2026 •		2,600	2,579
4.954% due 09/29/2025 ~	AUD	700	462
5.975% due 01/18/2027 •		$2,800	2,820

Brighthouse Financial Global Funding
1.550% due 05/24/2026		1,300	1,265
5.550% due 04/09/2027		500	508

Canadian Imperial Bank of Commerce
5.065% due 01/13/2028 ~		1,300	1,299
5.326% due 09/11/2027 ~		200	201
5.354% due 06/28/2027 ~		300	302
5.563% due 10/02/2026 ~		1,400	1,413

Caterpillar Financial Services Corp.
5.037% due 10/16/2026 •		500	502

Citibank NA
5.069% due 08/06/2026 ~		2,100	2,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.449% due 12/04/2026 ~		$1,000	$1,008

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		400	391
1.980% due 12/15/2027 •		1,000	965
5.100% due 03/05/2027 ~		1,400	1,405

Corebridge Global Funding
5.092% due 01/07/2028 ~		1,800	1,793

Credit Agricole SA
1.247% due 01/26/2027 •		1,300	1,275
4.400% due 07/06/2027	AUD	200	131
5.266% due 03/11/2027 ~		$850	852
5.606% due 09/11/2028 ~		600	604
5.632% due 07/05/2026 ~		1,200	1,209

Crown Castle, Inc.
1.050% due 07/15/2026		4,800	4,624

Danske Bank AS
1.621% due 09/11/2026 •		1,200	1,193

DBS Group Holdings Ltd.
5.010% due 03/21/2028 ~		1,800	1,804

Deutsche Bank AG
2.129% due 11/24/2026 •		2,700	2,673
4.100% due 01/13/2026		1,200	1,196
5.589% due 11/16/2027 ~		600	600
6.119% due 07/14/2026 •		1,700	1,701
7.146% due 07/13/2027 •		700	718

DNB Bank ASA
5.896% due 10/09/2026 •		900	903

Federation des Caisses Desjardins du Quebec
4.985% due 01/27/2027 ~		2,200	2,202

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		700	695
4.134% due 08/04/2025		1,600	1,598
4.389% due 01/08/2026		200	199
7.341% due 03/06/2026 ~		550	555

GA Global Funding Trust
4.400% due 09/23/2027		200	200

General Motors Financial Co., Inc.
5.395% due 07/15/2027 ~		4,700	4,694
5.711% due 05/08/2027 ~		1,000	999
6.050% due 10/10/2025		1,500	1,505

Goldman Sachs Bank USA
5.125% due 05/21/2027 ~		1,100	1,103
5.175% due 03/18/2027 ~		800	802

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	294
1.542% due 09/10/2027 •		200	193
5.182% due 12/09/2026 •		1,200	1,202
5.214% due 09/10/2027 ~		400	401
5.427% due 08/10/2026 ~		2,200	2,202
5.498% due 02/24/2028 ~		300	301
5.798% due 08/10/2026 •		1,000	1,001
6.249% due 03/15/2028 ~		200	204

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		200	199

HSBC Holdings PLC
4.292% due 09/12/2026 •		200	200
5.887% due 08/14/2027 •		400	406
5.932% due 08/14/2027 ~		200	202
5.966% (US0003M + 1.380%) due 09/12/2026 ~		4,900	4,914
7.336% due 11/03/2026 •		500	505

ING Groep NV
5.422% due 03/25/2029 ~		1,900	1,902
5.423% due 04/01/2027 •		1,600	1,605

Jackson National Life Global Funding
5.315% due 01/14/2028 ~		800	803

John Deere Capital Corp.
5.025% due 07/15/2027 ~		1,100	1,107

JPMorgan Chase & Co.
5.171% due 09/22/2027 ~		500	501
5.270% due 04/22/2028 ~		1,400	1,404
5.552% due 01/23/2028 ~		700	706
5.558% due 02/24/2028 ~		3,300	3,329

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		400	400
5.434% due 11/26/2028 ~		3,900	3,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.920% due 08/07/2027 ~		$600	$605
5.920% due 01/05/2028 ~		1,000	1,011

Mizuho Bank Ltd.
4.564% due 09/14/2026 ~	AUD	1,100	727
4.584% due 02/23/2026 ~		1,900	1,254

Mizuho Financial Group, Inc.
5.446% due 05/13/2031 ~		$1,300	1,301

Morgan Stanley Bank NA
5.030% due 10/15/2027 ~		4,000	4,003
5.250% due 05/26/2028 ~		1,100	1,103
5.427% due 01/14/2028 ~		1,900	1,912

MUFG Bank Ltd.
4.678% due 02/17/2026 ~	AUD	2,800	1,849

National Bank of Canada
5.312% due 03/25/2027 •		$2,100	2,102
5.373% due 07/02/2027 ~		4,600	4,611

NatWest Markets PLC
5.055% due 08/12/2025	AUD	1,400	922
5.174% due 09/29/2026 ~		$1,300	1,304
5.270% due 05/17/2027 ~		800	804
5.356% due 03/21/2028 ~		900	901

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,291
2.000% due 03/09/2026		1,800	1,756
6.950% due 09/15/2026		200	202

Nomura Holdings, Inc.
1.653% due 07/14/2026		600	583
1.851% due 07/16/2025		1,500	1,498
5.099% due 07/03/2025		858	858
5.591% due 07/02/2027 ~		600	604
5.709% due 01/09/2026		1,400	1,407

Oversea-Chinese Banking Corp. Ltd.
4.588% due 05/18/2026 ~	AUD	600	396

PNC Bank NA
4.845% due 01/15/2027 ~		$2,000	2,001

Reliance Standard Life Global Funding
5.243% due 02/02/2026		400	401

Royal Bank of Canada
5.142% due 07/23/2027 ~		300	301
5.183% due 01/24/2029 ~		1,700	1,698
5.208% due 10/18/2028 ~		500	501
5.234% due 03/27/2028 ~		4,100	4,114

Sammons Financial Group, Inc.
4.450% due 05/12/2027		100	100

Santander Holdings USA, Inc.
4.500% due 07/17/2025		200	200

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		3,600	3,630

Shinhan Bank Co. Ltd.
5.747% due 11/16/2025 ~	AUD	300	199

Standard Chartered PLC
1.456% due 01/14/2027 •		$2,700	2,655
5.538% due 05/14/2028 ~		500	502

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028		500	504

Sumitomo Mitsui Banking Corp.
4.644% due 02/20/2026 ~	AUD	1,400	924
4.946% due 07/28/2026 ~		1,300	861

Sumitomo Mitsui Financial Group, Inc.
5.776% due 01/13/2026 ~		$2,100	2,113

Sumitomo Mitsui Trust Bank Ltd.
5.517% due 03/09/2026 ~		825	830

Svenska Handelsbanken AB
5.042% due 05/28/2027 ~		700	702

Swedbank AB
5.337% due 09/20/2027		2,000	2,041

Synchrony Bank
5.400% due 08/22/2025		600	600

Toronto-Dominion Bank
4.362% due 03/17/2026 ~	AUD	300	197

UBS AG
4.745% due 07/30/2025 ~		1,800	1,185

UBS Group AG
1.364% due 01/30/2027 •		$800	786

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
1.500% due 05/24/2027	EUR	500	$579
5.133% due 01/24/2028 ~		$4,400	4,404

Western Union Co.
1.350% due 03/15/2026		500	488

			195,835

INDUSTRIALS 10.8%

7-Eleven, Inc.
0.950% due 02/10/2026		1,700	1,663

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026		1,300	1,307

American Airlines, Inc.
5.500% due 04/20/2026		367	366

Bayer U.S. Finance LLC
4.250% due 12/15/2025		6,400	6,383

Berry Global, Inc.
1.570% due 01/15/2026		3,100	3,045
1.650% due 01/15/2027		1,404	1,347
4.875% due 07/15/2026		1,277	1,276

BMW U.S. Capital LLC
5.166% due 08/13/2026 ~		2,000	2,008
5.185% due 03/19/2027 ~		1,700	1,702
5.326% due 03/21/2028 ~		2,400	2,394

Boeing Co.
2.600% due 10/30/2025		800	793

Charter Communications Operating LLC
4.908% due 07/23/2025		300	300

Dyno Nobel Ltd.
4.300% due 03/18/2026	AUD	1,500	987

Glencore Funding LLC
5.165% due 10/01/2026 ~		$1,800	1,800

Harbour Energy PLC
5.500% due 10/15/2026		500	495

Harley-Davidson, Inc.
3.500% due 07/28/2025		2,100	2,097

HCA, Inc.
5.257% due 03/01/2028 ~		1,000	1,006
5.875% due 02/15/2026		603	604

Hyundai Capital America
5.402% due 03/25/2027 ~		1,100	1,099
5.509% due 08/04/2025 •		5,236	5,239
5.847% due 01/08/2027 ~		1,300	1,308

Illumina, Inc.
4.650% due 09/09/2026		900	901
5.800% due 12/12/2025		500	502

Imperial Brands Finance PLC
3.500% due 07/26/2026		700	692

Las Vegas Sands Corp.
5.900% due 06/01/2027		600	613

Mercedes-Benz Finance North America LLC
4.985% due 07/31/2026 ~		1,900	1,901
5.344% due 03/31/2028 ~		500	499

MPLX LP
1.750% due 03/01/2026		1,300	1,275

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,100	1,094

Rolls-Royce PLC
3.625% due 10/14/2025		1,100	1,099

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		100	100
5.500% due 08/31/2026		1,000	1,004

SK Hynix, Inc.
5.500% due 01/16/2027		400	406
6.250% due 01/17/2026		800	808

Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,314

Uber Technologies, Inc.
4.500% due 08/15/2029		1,400	1,393
6.250% due 01/15/2028		1,300	1,307
7.500% due 09/15/2027		1,300	1,312

United Airlines, Inc.
4.375% due 04/15/2026		3,300	3,280

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Group of America Finance LLC
5.236% due 03/20/2026 ~		$3,800	$3,801
5.327% due 09/12/2025 ~		200	200
5.428% due 08/14/2026 ~		2,800	2,809
5.472% due 03/25/2027 ~		1,600	1,599

Whitbread Group PLC
3.375% due 10/16/2025	GBP	1,400	1,912

Williams Cos., Inc.
5.400% due 03/02/2026		$1,100	1,106

			68,146

UTILITIES 4.1%

AES Corp.
1.375% due 01/15/2026		1,700	1,668

Electricite de France SA
3.625% due 10/13/2025		500	498

Enel Finance International NV
4.625% due 06/15/2027		800	803
7.050% due 10/14/2025		500	503

FirstEnergy Corp.
1.600% due 01/15/2026		200	196

NextEra Energy Capital Holdings, Inc.
5.116% due 01/29/2026 ~		1,000	1,003
5.159% due 02/04/2028 ~		2,700	2,714

ONEOK, Inc.
4.250% due 09/24/2027		900	899
5.850% due 01/15/2026		1,000	1,005

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,700	2,675
3.450% due 07/01/2025		500	500
5.339% due 09/04/2025 ~		5,300	5,300

Pinnacle West Capital Corp.
5.214% due 06/10/2026 ~		800	801

Southern California Edison Co.
1.200% due 02/01/2026		3,500	3,413
3.650% due 03/01/2028		300	292
4.400% due 09/06/2026		900	899
4.700% due 06/01/2027		200	201
4.875% due 02/01/2027		200	201
4.900% due 06/01/2026		200	200
5.300% due 03/01/2028		1,100	1,114
5.350% due 03/01/2026		1,000	1,005

Victoria Power Networks Finance Pty. Ltd.
4.752% due 04/21/2026 ~	AUD	400	263

			26,153

Total Corporate Bonds & Notes (Cost $289,261)			290,134

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.888% (US0003M + 0.300%) due 02/15/2036 ~		$1,990	1,848

Total Municipal Bonds & Notes (Cost $1,849)			1,848

U.S. GOVERNMENT AGENCIES 17.7%

Fannie Mae
4.496% due 12/25/2036 •		1	1
4.620% due 02/25/2037 •		13	12
4.770% due 05/25/2042 •		1	1
5.100% due 12/25/2037 •		12	12
5.130% due 12/25/2047 •		457	457
5.205% due 09/25/2054 •		5,680	5,661
5.255% due 03/25/2055 •		285	286
5.305% due 05/25/2055 •		966	965
5.355% due 01/25/2055 - 05/25/2055 •		3,506	3,504
5.405% due 12/25/2054 - 01/25/2055 •		3,413	3,412
5.455% due 01/25/2055 - 03/25/2055 •		4,502	4,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.465% due 03/25/2055 •		$1,716	$1,717
5.505% due 10/25/2053 - 12/25/2053 •		1,844	1,851
5.524% due 07/25/2055 •		1,900	1,905
5.555% due 11/25/2053 - 02/25/2055 •		2,646	2,656
5.697% due 03/01/2044 - 07/01/2044 •		4	4

Freddie Mac
2.500% due 10/25/2048		138	126
3.000% due 09/25/2045		237	205
4.868% due 09/15/2041 •		6	6
5.118% due 02/15/2038 •		7	7
5.205% due 09/25/2054 •		4,388	4,382
5.235% due 05/25/2055 •		4,288	4,288
5.245% due 11/25/2054 •		8,022	8,006
5.255% due 10/25/2054 - 04/25/2055 •		10,473	10,452
5.305% due 10/25/2052 - 06/25/2055 •		10,126	10,086
5.306% due 06/25/2055 «•		400	401
5.404% due 07/25/2055 •		200	200
5.405% due 11/25/2054 - 01/25/2055 •		6,532	6,509
5.455% due 05/25/2054 - 03/25/2055 •		10,574	10,573
5.505% due 12/25/2054 •		1,380	1,384
5.555% due 06/25/2055 •		4,265	4,285
5.599% due 10/25/2044 - 02/25/2045 •		37	35
5.799% due 07/25/2044 •		6	6

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		95	85
4.946% due 11/20/2069 •		55	55
5.092% due 04/20/2074 •		289	289
5.202% due 01/20/2074 - 07/20/2074 •		1,943	1,951
5.204% due 06/20/2055 •		600	600
5.246% due 01/20/2066 •		97	97
5.252% due 05/20/2055 - 10/20/2073 •		4,583	4,615
5.282% due 09/20/2073 •		464	468
5.296% due 11/20/2066 •		151	152
5.302% due 05/20/2073 •		1,044	1,055
5.402% due 05/20/2073 - 11/20/2073 •		388	394
5.446% due 01/20/2066 •		237	238
5.625% due 02/20/2032 •		1	1
6.595% due 05/20/2071 •		161	165

Uniform Mortgage-Backed Security
4.000% due 08/01/2049		14	13

Uniform Mortgage-Backed Security, TBA
5.500% due 08/01/2055		14,000	13,988

Total U.S. Government Agencies (Cost $112,110)			112,063

U.S. TREASURY OBLIGATIONS 0.7%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025 (d)(g)(i)		2,225	2,218
2.125% due 04/15/2029 (d)		1,929	1,981

Total U.S. Treasury Obligations (Cost $4,140)			4,199

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%

AG Trust
6.327% due 07/15/2041 •		143	143

Avon Finance
5.139% due 12/28/2049 •	GBP	1,970	2,709

Barclays Mortgage Loan Trust
5.903% due 01/25/2064		$668	671

Bear Stearns Adjustable Rate Mortgage Trust
6.884% due 01/25/2034 ~		1	1

Bear Stearns ALT-A Trust
4.905% due 09/25/2035 ~		5	3

Benchmark Mortgage Trust
3.042% due 08/15/2052		861	837

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BSREP Commercial Mortgage Trust
5.376% due 08/15/2038 •		$2,130	$2,027

BSST Mortgage Trust
5.612% due 02/15/2037 •		2,600	2,348

BX Trust
5.126% due 01/15/2034 •		76	76

Chase Home Lending Mortgage Trust
5.555% due 09/25/2055 •		766	767

Citigroup Mortgage Loan Trust, Inc.
5.805% due 06/25/2055 •		595	596
6.080% due 09/25/2035 •		1	1

Colony Mortgage Capital Ltd.
5.805% due 11/15/2038 •		332	326

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		1,126	1,132

COMM Mortgage Trust
5.726% due 12/15/2038 •		2,055	2,030

Countrywide Home Loan Reperforming REMIC Trust
4.774% due 06/25/2035 •		2	2

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		1	1
5.695% due 06/25/2033 ~		2	2

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~		151	144
4.118% due 12/27/2060 ~		604	602
5.000% due 07/25/2056 •		281	262
5.194% due 07/15/2032 •		238	236

Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ		484	488

Eurohome U.K. Mortgages PLC
4.508% due 06/15/2044 •	GBP	12	17

Extended Stay America Trust
5.506% due 07/15/2038 •		$2,144	2,146

Finsbury Square Green PLC
4.889% due 12/16/2067 •	GBP	33	45

GCAT Trust
1.091% due 05/25/2066 ~		$609	529
2.885% due 12/27/2066 ~		695	649

Gemgarto PLC
5.124% due 12/16/2067 •	GBP	108	148

GreenPoint MTA Trust
4.874% due 06/25/2045 •		$4	4

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,173	1,102

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		228	212
5.000% due 02/25/2052 •		665	617
5.656% due 11/25/2054 •		1,212	1,218

GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.872% due 05/19/2035 •		8	8

Impac CMB Trust
5.074% due 03/25/2035 •		48	46

JP Morgan Chase Commercial Mortgage Securities Trust
5.569% due 06/15/2035 •		291	251
5.809% due 12/15/2031 •		138	137

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		73	66
5.000% due 02/25/2052 •		215	199

Kinbane DAC
2.739% due 09/25/2062 ~	EUR	521	622

Legacy Mortgage Asset Trust
5.250% due 07/25/2067		$241	241
5.750% due 07/25/2061		313	312

MA Money Pinnacle Residential Securitisation Trust
4.535% due 04/15/2066 •	AUD	438	289

MFA Trust
1.381% due 04/25/2065 ~		$139	135

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		374	358
2.750% due 08/25/2059 ~		231	224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital Trust
5.426% due 05/15/2036 •		$800	$504

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		296	275

MortgageIT Trust
5.074% due 02/25/2035 •		23	24

New Orleans Hotel Trust
5.348% due 04/15/2032 •		1,000	993

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		166	159
2.464% due 01/26/2060 ~		652	616
3.500% due 12/25/2057 ~		40	39
4.500% due 05/25/2058 ~		105	103

New York Mortgage Trust Loan Trust
4.670% due 08/25/2061 þ		542	539

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •		1,600	1,598

OBX Trust
5.988% due 01/25/2064 þ		479	483
6.067% due 01/25/2064 þ		721	727
6.129% due 12/25/2063 þ		1,013	1,022
6.447% due 02/25/2064 þ		720	729

Oceanview Mortgage Trust
5.261% due 05/25/2055 •		1,000	1,002

PRKCM Trust
6.333% due 03/25/2059 þ		130	131

Progress Trust
4.693% due 01/21/2051 •	AUD	955	629

PRPM Trust
6.327% due 06/25/2069 þ		$405	412

RCKT Mortgage Trust
5.553% due 03/25/2055 þ		288	290
5.653% due 01/25/2045 þ		373	375

Sequoia Mortgage Trust
4.466% due 11/25/2063 ~		782	791
5.290% due 02/20/2034 •		47	42

Structured Asset Mortgage Investments Trust
4.894% due 05/25/2045 •		9	9
4.932% due 07/19/2035 •		1	1

Towd Point Mortgage Funding
5.223% due 07/20/2053 •	GBP	695	957

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$556	539
2.710% due 01/25/2060 ~		864	830
3.750% due 05/25/2058 ~		248	243
5.434% due 05/25/2058 •		190	195
5.434% due 10/25/2059 •		135	136

Triton Bond Trust
4.458% due 02/09/2053 •	AUD	563	370

Verus Securitization Trust
5.712% due 01/25/2069 þ		$769	771
5.811% due 05/25/2068		163	163
5.850% due 12/25/2067 þ		198	198
6.443% due 08/25/2068		133	134
6.476% due 06/25/2068		265	267

WaMu Mortgage Pass-Through Certificates Trust
5.399% due 02/25/2046 •		5	5
5.399% due 08/25/2046 •		5	4
5.599% due 11/25/2042 •		2	1

Total Non-Agency Mortgage-Backed Securities (Cost $41,824)			41,286

ASSET-BACKED SECURITIES 18.8%

AUTOMOBILE ABS OTHER 0.9%

CarMax Auto Owner Trust
4.924% due 03/15/2027 •		710	710
5.104% due 12/15/2026 •		126	126

Chesapeake Funding LLC
5.554% due 05/15/2035 •		1,164	1,169

Citizens Auto Receivables Trust
4.904% due 10/15/2026 •		701	701

Ford Credit Auto Lease Trust
4.804% due 07/15/2026 •		46	46

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Floorplan Master Owner Trust
5.074% due 09/15/2029 •		$1,500	$1,504

GM Financial Automobile Leasing Trust
4.712% due 05/20/2027 •		700	701

GM Financial Consumer Automobile Receivables Trust
4.834% due 11/16/2026 •		54	54

Nissan Auto Receivables Owner Trust
4.864% due 05/15/2026 •		40	40

Toyota Lease Owner Trust
4.742% due 02/22/2027 •		788	788

			5,839

AUTOMOBILE SEQUENTIAL 2.2%

BMW Vehicle Lease Trust
5.990% due 09/25/2026		453	455

CarMax Auto Owner Trust
4.590% due 07/17/2028		1,600	1,606

Carvana Auto Receivables Trust
0.800% due 01/10/2027		81	81

Chesapeake Funding LLC
5.520% due 05/15/2036		660	667

Citizens Auto Receivables Trust
5.540% due 11/16/2026		309	310
5.840% due 01/18/2028		297	299

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		264	264
5.740% due 12/20/2026		1,415	1,421
5.760% due 10/22/2029		524	527
6.400% due 03/20/2030		1,253	1,272

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		1,500	1,509

GMF Canada Leasing Trust
4.883% due 12/21/2026	CAD	655	487

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		$2,100	2,112

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		847	847
5.800% due 01/15/2027		111	111

Oscar U.S. Funding LLC
5.480% due 02/10/2027		398	399
5.810% due 12/10/2027		700	704

SBNA Auto Lease Trust
5.560% due 11/22/2027		900	908

			13,979

CMBS OTHER 1.1%

ACREC LLC
6.542% due 02/19/2038 •		477	478

AREIT Trust
6.556% due 06/17/2039 •		2,311	2,312

BDS LLC
6.454% due 08/19/2038 •		1,373	1,374

HERA Commercial Mortgage Ltd.
5.479% due 02/18/2038 •		31	31

LoanCore Issuer Ltd.
5.726% due 07/15/2036 •		756	756

M360 Ltd.
5.936% due 11/22/2038 •		34	34

PFP Ltd.
6.144% due 09/17/2039 •		441	442
6.586% due 08/19/2035 •		895	896

Ready Capital Mortgage Financing LLC
6.693% due 10/25/2039 •		198	198

			6,521

CREDIT CARD BULLET 1.3%

Master Credit Card Trust
5.053% due 01/21/2028 •		4,000	4,006
5.153% due 01/21/2027 •		4,400	4,398

			8,404

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD OTHER 2.3%

CARDS Trust
5.192% due 07/15/2028 •		$1,000	$1,000

Golden Credit Card Trust
1.970% due 01/15/2029		2,000	1,932

Trillium Credit Card Trust
5.130% due 12/26/2028 •		5,500	5,510
5.226% due 08/26/2028 •		6,000	6,005

			14,447

HOME EQUITY OTHER 0.4%

ACE Securities Corp. Home Equity Loan Trust
5.214% due 04/25/2034 •		210	200

Countrywide Asset-Backed Certificates Trust
5.934% due 10/25/2034 •		115	115

Credit Suisse First Boston Mortgage Securities Corp.
3.968% due 08/25/2032 •		1	1

Finance America Mortgage Loan Trust
5.259% due 08/25/2034 •		124	118

Fremont Home Loan Trust
5.169% due 01/25/2035 •		32	31

Long Beach Mortgage Loan Trust
5.409% due 04/25/2035 •		116	116

MASTR Asset-Backed Securities Trust
4.534% due 11/25/2036 •		1	0
5.134% due 09/25/2034 •		111	102

Morgan Stanley ABS Capital, Inc. Trust
5.334% due 05/25/2034 •		225	237

NovaStar Mortgage Funding Trust
5.094% due 01/25/2036 •		7	7

Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •		2	2
5.154% due 11/25/2034 •		3	2

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ		200	200
5.848% due 01/25/2064 ~		347	349
6.290% due 05/25/2064 ~		757	765

			2,245

OTHER ABS 10.6%

Anchorage Capital CLO Ltd.
5.712% due 04/22/2034 •		1,400	1,403

Ares CLO Ltd.
5.568% due 01/15/2032 •		100	100
5.600% due 04/17/2033 •		2,500	2,508

Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •		400	400

Bain Capital Credit CLO Ltd.
5.491% due 07/16/2034 •		1,000	999

Bain Capital Euro CLO DAC
2.976% due 01/20/2032 •	EUR	664	780

BlueMountain CLO Ltd.
5.472% due 10/25/2030 •		$566	566

Carval CLO Ltd.
5.491% due 07/16/2031 •		1,963	1,966

CCG Receivables Trust
4.480% due 10/14/2032		900	902

Cedar Funding CLO Ltd.
5.581% due 04/20/2034 •		2,200	2,206

CIFC Funding Ltd.
5.487% due 10/24/2030 •		862	863

CNH Equipment Trust
5.900% due 02/16/2027		160	160

Commonbond Student Loan Trust
2.550% due 05/25/2041		24	23

Dell Equipment Finance Trust
4.690% due 08/22/2030		1,000	1,001

DLLAA LLC
5.930% due 07/20/2026		40	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DLLST LLC
5.330% due 01/20/2026		$237	$237

Dryden CLO Ltd.
5.362% due 08/20/2034 •		2,400	2,394

Dryden Senior Loan Fund
5.419% due 10/19/2029 •		469	469

ECMC Group Student Loan Trust
5.170% due 02/27/2068 •		267	264
5.420% due 07/25/2069 •		230	229

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		445	396

FirstKey Homes Trust
1.266% due 10/19/2037		1,662	1,642

Gallatin CLO Ltd.
5.608% due 07/15/2031 •		678	680

Greywolf CLO Ltd.
5.502% due 04/22/2033 •		2,900	2,907

KKR CLO Ltd.
5.468% due 07/15/2030 •		126	126
5.471% due 07/18/2030 •		281	281

LCM Loan Income Fund Ltd.
5.561% due 04/20/2031 •		687	688

LCM Ltd.
5.611% due 04/20/2031 •		1,021	1,023

Madison Park Funding Ltd.
5.256% due 10/15/2034 •		2,400	2,403

MMAF Equipment Finance LLC
5.200% due 09/13/2027		1,100	1,103
5.790% due 11/13/2026		268	269

Navient Private Education Loan Trust
5.326% due 11/15/2068 •		193	192

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		135	126
1.310% due 01/15/2069		337	317
1.690% due 05/15/2069		1,097	1,028
5.426% due 04/15/2069 •		875	871

Navient Student Loan Trust
6.004% due 03/15/2072 •		580	585

Nelnet Student Loan Trust
4.874% due 09/27/2066 •		43	43
5.120% due 09/27/2038 •		686	683
5.234% due 08/25/2067 •		363	362
5.320% due 06/27/2067 •		151	151

Octagon Investment Partners Ltd.
5.419% due 10/20/2030 •		353	353

Pagaya AI Debt Trust
6.660% due 07/15/2031		61	62

Palmer Square European Loan Funding DAC
3.259% due 01/15/2033 •	EUR	1,006	1,186

PFS Financing Corp.
5.454% due 08/15/2027 •		$2,900	2,902

Pikes Peak CLO
5.466% due 07/15/2034 •		3,000	3,002

SLM Student Loan Trust
4.870% due 06/25/2043 •		359	353

SMB Private Education Loan Trust
1.340% due 03/17/2053		176	165
1.600% due 09/15/2054		203	191
5.284% due 09/15/2054 •		804	799
5.403% due 07/15/2053 •		1,777	1,780
5.754% due 04/15/2054 •		987	993
5.853% due 11/15/2052 •		703	710
6.154% due 05/16/2050 •		560	565

SoFi Consumer Loan Program Trust
4.820% due 06/25/2034		1,000	1,002

Sound Point CLO Ltd.
5.562% due 01/25/2032 •		874	874

Stonepeak ABS
2.301% due 02/28/2033		94	90

TIAA CLO Ltd.
5.409% due 01/20/2032 •		1,573	1,575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Asset Trust
5.132% due 11/20/2061 •		$209	$208

Tralee CLO Ltd.
5.349% due 10/20/2034 •		2,400	2,403

Trinitas CLO Ltd.
5.652% due 04/25/2033 •		1,000	1,001

Venture CLO Ltd.
5.521% due 07/20/2030 •		444	445
5.578% due 09/07/2030 •		600	600
5.581% due 07/20/2030 •		810	809
5.664% due 04/20/2032 •		1,720	1,722

Verdelite Static CLO Ltd.
5.399% due 07/20/2032 •		2,523	2,520

Verizon Master Trust
4.952% due 12/20/2028 •		4,000	4,006

Volvo Financial Equipment LLC
4.560% due 05/17/2027		1,684	1,685

Wellfleet CLO Ltd.
0.000% due 04/20/2034 •(a)		1,700	1,700

			67,087

Total Asset-Backed Securities (Cost $118,373)			118,522

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
0.500% due 02/27/2026	ILS	2,200	639
5.000% due 10/30/2026	EUR	200	242

Korea National Oil Corp.
5.192% due 03/31/2028 ~		$300	300

Total Sovereign Issues (Cost $1,097)			1,181

SHORT-TERM INSTRUMENTS 12.6%

COMMERCIAL PAPER 5.8%

AbbVie, Inc.
4.640% due 07/07/2025		6,300	6,294

Alimentation Couche-Tard, Inc.
4.640% due 07/29/2025		2,400	2,391
4.640% due 07/30/2025		3,700	3,686

Broadcom, Inc.
4.730% due 07/10/2025		6,200	6,192

Crown Castle, Inc.
5.030% due 07/22/2025		300	299
5.030% due 07/24/2025		600	598

HCA, Inc.
5.000% due 08/22/2025		15,700	15,587

NextEra Energy Capital Holdings, Inc.
4.600% due 07/28/2025		700	697
4.600% due 07/29/2025		700	697

Northrop Grumman Corp.
4.690% due 07/24/2025		300	299

			36,740

REPURCHASE AGREEMENTS (e) 0.5%
			3,300

U.S. TREASURY BILLS 6.3%
4.256% due 07/31/2025 - 01/02/2026 (b)(c)(i)		40,574	39,732

Total Short-Term Instruments (Cost $79,774)			79,772

Total Investments in Securities (Cost $648,428)			649,005

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short Asset Portfolio	2,886,652	$28,278

PIMCO Short-Term Floating NAV Portfolio III	9,857	96

Total Short-Term Instruments (Cost $28,374)		28,374

Total Investments in Affiliates (Cost $28,374)		28,374

MARKET VALUE (000S)
Total Investments 107.2% (Cost $676,802)	$677,379

Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $(344))	(722)

Other Assets and Liabilities, net (7.1)%	(44,550)

Net Assets 100.0%	$632,107

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.400%	06/30/2025	07/01/2025	$3,300	U.S. Treasury Notes 0.000% due 06/30/2027	$(3,366)	$3,300	$3,300

Total Repurchase Agreements						$(3,366)	$3,300	$3,300

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC STR	$3,300	$0	$0	$3,300	$(3,366)	$(66)

Total Borrowings and Other Financing Transactions	$3,300	$0	$0

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(12,664) at a weighted average interest rate of 4.517%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract June Futures	09/2025	756	$	180,807	$(44)	$0	$(14)
3-Month SOFR Active Contract March Futures	06/2026	634		153,111	385	47	0
Australia Government 10-Year Bond September Futures	09/2025	132		9,360	30	0	(8)
U.S. Treasury 5-Year Note September Futures	09/2025	1,822		198,598	2,028	242	0

					$2,399	$289	$(22)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	736	$	(153,105)	$(569)	$0	$(40)
U.S. Treasury 10-Year Note September Futures	09/2025	118		(13,231)	(187)	0	(37)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	36		(4,114)	(104)	0	(17)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	113		(13,461)	(347)	0	(152)

					$(1,207)	$0	$(246)

Total Futures Contracts					$1,192	$289	$(268)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	900	$5	$(1)	$4	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	20,100	$(548)	$298	$(250)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$	101,500	126	5	131	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.920	Annual	02/27/2026		800	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		15,500	0	(223)	(223)	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		149,712	(90)	(1,479)	(1,569)	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		19,900	(81)	(133)	(214)	0	(29)

							$(593)	$(1,531)	$(2,124)	$2	$(269)

Total Swap Agreements							$(588)	$(1,532)	$(2,120)	$2	$(269)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$289	$2	$291	$0	$(268)	$(269)	$(537)

(g)

Securities with an aggregate market value of $1,730 and cash of $7,308 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025		$14,790	AUD	22,768	$195	$0
	08/2025	AUD	22,768		$14,799	0	(195)

BOA	07/2025	EUR	3,061		3,480	0	(125)
	07/2025		$1,335	AUD	2,062	22	0

BRC	07/2025	ILS	104		$31	0	0
	07/2025		$6,532	GBP	4,801	58	0
	07/2025		62	ILS	216	2	0
	08/2025	GBP	4,801		$6,533	0	(58)

DUB	07/2025		$3,551	EUR	3,061	55	0
	07/2025		30	ILS	105	1	0
	08/2025	EUR	3,054		$3,551	0	(55)

FAR	07/2025	AUD	24,830		16,020	0	(322)
	07/2025	CHF	15		18	0	(1)
	07/2025		$19	CHF	15	0	0
	08/2025	CHF	15		$19	0	0

MBC	07/2025	AUD	230		151	0	(1)
	07/2025	CAD	1,250		910	0	(8)
	07/2025		$910	CAD	1,251	8	0
	08/2025	AUD	230		$150	0	(1)
	08/2025	CAD	1,249		910	0	(9)
	02/2026	ILS	2,211		605	0	(54)

SCX	07/2025		$1	ILS	2	0	0

SSB	07/2025	GBP	4,801		$6,501	0	(89)

UAG	07/2025		$5	ILS	16	0	0

Total Forward Foreign Currency Contracts						$341	$(918)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	19,800	$5	$0

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	157,800	125	102
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	157,800	126	0

Total Purchased Options							$256	$102

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	2,350	$ (3)	$ 0

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,650	(3)	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	2,500	(3)	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,650	(3)	(1)

Total Written Options						$ (12)	$ (1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$195	$0	$0	$195	$(195)	$0	$0	$(195)	$0	$0	$0
BOA	22	0	0	22	(125)	0	0	(125)	(103)	0	(103)
BRC	60	0	0	60	(58)	0	0	(58)	2	0	2
DUB	56	0	0	56	(55)	0	0	(55)	1	0	1
FAR	0	0	0	0	(323)	0	0	(323)	(323)	273	(50)
JPM	0	0	0	0	0	0	0	0	0	11	11
MBC	8	0	0	8	(73)	0	0	(73)	(65)	0	(65)
MYC	0	102	0	102	0	0	0	0	102	(80)	22
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SSB	0	0	0	0	(89)	0	0	(89)	(89)	0	(89)

Total Over the Counter	$341	$102	$0	$443	$(918)	$(1)	$0	$(919)

(i)

Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$289	$289
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$291	$291

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$341	$0	$341
Purchased Options	0	0	0	0	102	102

	$0	$0	$0	$341	$102	$443

	$0	$0	$0	$341	$393	$734

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$268	$268
Swap Agreements	0	0	0	0	269	269

	$0	$0	$0	$0	$537	$537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$918	$0	$918
Written Options	0	1	0	0	0	1

	$0	$1	$0	$918	$0	$919

	$0	$1	$0	$918	$537	$1,456

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,704	$1,704
Swap Agreements	0	6	0	0	(1,867)	(1,861)

	$0	$6	$0	$0	$(163)	$(157)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(598)	$0	$(598)
Written Options	0	8	0	0	0	8

	$0	$8	$0	$(598)	$0	$(590)

	$0	$14	$0	$(598)	$(163)	$(747)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,007	$1,007
Swap Agreements	0	(2)	0	0	(1,804)	(1,806)

	$0	$(2)	$0	$0	$(797)	$(799)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,513)	$0	$(1,513)
Purchased Options	0	0	0	0	(153)	(153)
Written Options	0	11	0	0	0	11

	$0	$11	$0	$(1,513)	$(153)	$(1,655)

	$0	$9	$0	$(1,513)	$(950)	$(2,454)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$195,835	$0	$195,835
Industrials	0	68,146	0	68,146
Utilities	0	26,153	0	26,153
Municipal Bonds & Notes
Louisiana	0	1,848	0	1,848
U.S. Government Agencies	0	111,662	401	112,063
U.S. Treasury Obligations	0	4,199	0	4,199
Non-Agency Mortgage-Backed Securities	0	41,286	0	41,286
Asset-Backed Securities
Automobile ABS Other	0	5,839	0	5,839
Automobile Sequential	0	13,979	0	13,979
CMBS Other	0	6,521	0	6,521
Credit Card Bullet	0	8,404	0	8,404
Credit Card Other	0	14,447	0	14,447
Home Equity Other	200	2,045	0	2,245
Other ABS	0	67,087	0	67,087
Sovereign Issues	0	1,181	0	1,181
Short-Term Instruments
Commercial Paper	0	36,740	0	36,740
Repurchase Agreements	0	3,300	0	3,300
U.S. Treasury Bills	0	39,732	0	39,732

	$200	$648,404	$401	$649,005

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,374	$0	$0	$28,374

Total Investments	$28,574	$648,404	$401	$677,379

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	291	0	291
Over the counter	0	443	0	443

	$0	$734	$0	$734

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(529)	0	(537)
Over the counter	0	(919)	0	(919)

	$(8)	$(1,448)	$0	$(1,456)

Total Financial Derivative Instruments	$(8)	$(714)	$0	$(722)

Totals	$28,566	$647,690	$401	$676,657

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Short-Term Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain

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Notes to Financial Statements	(Cont.)

sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

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Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

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Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and

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asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,581	$20,706	$0	$0	$(9)	$28,278	$604	$0

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Notes to Financial Statements	(Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,955	$26,423	$(31,276)	$(5)	$(1)	$96	$25	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and

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could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated

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Notes to Financial Statements	(Cont.)

subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative

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instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the

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Notes to Financial Statements	(Cont.)

future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of

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protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to,

investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability

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Notes to Financial Statements	(Cont.)

to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not

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fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

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Notes to Financial Statements	(Cont.)

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Notes to Financial Statements	(Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $4,977.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$230,254	$173,604	$151,687	$131,526

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	109	$1,120	335	$3,441

Administrative Class	6,019	62,103	10,427	107,226

Advisor Class	3,387	34,939	7,496	77,056
Issued as reinvestment of distributions

Institutional Class	116	1,201	324	3,336

Administrative Class	584	6,027	1,228	12,628

Advisor Class	649	6,696	1,355	13,940
Cost of shares redeemed

Institutional Class	(279)	(2,881)	(2,297)	(23,615)

Administrative Class	(4,929)	(50,853)	(11,353)	(116,726)

Advisor Class	(3,308)	(34,120)	(6,270)	(64,470)

Net increase (decrease) resulting from Portfolio share transactions	2,348	$24,232	1,245	$12,816

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

As of June 30, 2025, four persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 64% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$1,646

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$676,458	$5,686	$(6,169)	$(483)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel

CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

CHF	Swiss Franc

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Short-Term Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0417	$0.0000	$0.0000	$0.0417

February 2025	$0.0381	$0.0000	$0.0000	$0.0381

March 2025	$0.0388	$0.0000	$0.0000	$0.0388

April 2025	$0.0410	$0.0000	$0.0000	$0.0410

May 2025	$0.0421	$0.0000	$0.0000	$0.0421

June 2025	$0.0389	$0.0000	$0.0000	$0.0389

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0403	$0.0000	$0.0000	$0.0403

February 2025	$0.0369	$0.0000	$0.0000	$0.0369

March 2025	$0.0376	$0.0000	$0.0000	$0.0376

April 2025	$0.0397	$0.0000	$0.0000	$0.0397

May 2025	$0.0408	$0.0000	$0.0000	$0.0408

June 2025	$0.0377	$0.0000	$0.0000	$0.0377

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0394	$0.0000	$0.0000	$0.0394

February 2025	$0.0361	$0.0000	$0.0000	$0.0361

March 2025	$0.0368	$0.0000	$0.0000	$0.0368

April 2025	$0.0389	$0.0000	$0.0000	$0.0389

May 2025	$0.0399	$0.0000	$0.0000	$0.0399

June 2025	$0.0368	$0.0000	$0.0000	$0.0368

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

40	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

42	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITSHTERMFSTMSAR_063025

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2025

PIMCO Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Total Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Total Return Portfolio	12/31/97	04/10/00	12/31/97	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Total Return Portfolio	(Cont.)

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Total Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2025 - 06/30/2025+	$9.04	$0.19	$0.22	$0.41	$(0.19)	$0.00	$0.00	$(0.19)

12/31/2024	9.18	0.39	(0.15)	0.24	(0.38)	0.00	0.00	(0.38)

12/31/2023	8.98	0.37	0.16	0.53	(0.33)	0.00	0.00	(0.33)

12/31/2022	10.76	0.28	(1.80)	(1.52)	(0.26)	0.00	0.00	(0.26)

12/31/2021	11.59	0.23	(0.36)	(0.13)	(0.22)	(0.48)	0.00	(0.70)

12/31/2020	11.02	0.25	0.71	0.96	(0.26)	(0.13)	0.00	(0.39)
Administrative Class

01/01/2025 - 06/30/2025+	9.04	0.18	0.22	0.40	(0.18)	0.00	0.00	(0.18)

12/31/2024	9.18	0.38	(0.15)	0.23	(0.37)	0.00	0.00	(0.37)

12/31/2023	8.98	0.35	0.17	0.52	(0.32)	0.00	0.00	(0.32)

12/31/2022	10.76	0.26	(1.79)	(1.53)	(0.25)	0.00	0.00	(0.25)

12/31/2021	11.59	0.21	(0.36)	(0.15)	(0.20)	(0.48)	0.00	(0.68)

12/31/2020	11.02	0.24	0.70	0.94	(0.24)	(0.13)	0.00	(0.37)
Advisor Class

01/01/2025 - 06/30/2025+	9.04	0.18	0.22	0.40	(0.18)	0.00	0.00	(0.18)

12/31/2024	9.18	0.37	(0.15)	0.22	(0.36)	0.00	0.00	(0.36)

12/31/2023	8.98	0.35	0.16	0.51	(0.31)	0.00	0.00	(0.31)

12/31/2022	10.76	0.26	(1.80)	(1.54)	(0.24)	0.00	0.00	(0.24)

12/31/2021	11.59	0.20	(0.36)	(0.16)	(0.19)	(0.48)	0.00	(0.67)

12/31/2020	11.02	0.23	0.70	0.93	(0.23)	(0.13)	0.00	(0.36)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

(Unaudited)

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.26	4.59%	$343,165	0.58	%*	0.58	%*	0.51	%*	0.51	%*	4.20	%*	257%

9.04	2.69	317,027	0.64		0.64		0.50		0.50		4.28		613

9.18	6.09	341,064	0.60		0.60		0.50		0.50		4.13		486

8.98	(14.17)	278,918	0.52		0.52		0.50		0.50		2.90		411

10.76	(1.12)	392,304	0.50		0.50		0.50		0.50		2.10		308

11.59	8.81	160,779	0.54		0.54		0.50		0.50		2.22		514

9.26	4.51	2,177,350	0.73	*	0.73	*	0.66	*	0.66	*	4.05	*	257

9.04	2.53	2,207,837	0.79		0.79		0.65		0.65		4.13		613

9.18	5.93	2,361,905	0.75		0.75		0.65		0.65		3.96		486

8.98	(14.30)	2,597,117	0.67		0.67		0.65		0.65		2.76		411

10.76	(1.27)	3,426,140	0.65		0.65		0.65		0.65		1.90		308

11.59	8.65	3,980,729	0.69		0.69		0.65		0.65		2.08		514

9.26	4.46	1,927,042	0.83	*	0.83	*	0.76	*	0.76	*	3.95	*	257

9.04	2.43	1,942,815	0.89		0.89		0.75		0.75		4.03		613

9.18	5.83	1,950,482	0.85		0.85		0.75		0.75		3.87		486

8.98	(14.39)	1,891,377	0.77		0.77		0.75		0.75		2.67		411

10.76	(1.36)	2,346,735	0.75		0.75		0.75		0.75		1.81		308

11.59	8.54	2,615,776	0.79		0.79		0.75		0.75		1.98		514

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Total Return Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,867,586
Investments in Affiliates	176,770
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,824
Over the counter	23,607
Cash	1,436
Deposits with counterparty	20,538
Foreign currency, at value	7,464
Receivable for investments sold	3,906
Receivable for investments sold on a delayed-delivery basis	25
Receivable for TBA investments sold	1,978,144
Receivable for Portfolio shares sold	25,329
Interest and/or dividends receivable	33,877
Dividends receivable from Affiliates	645
Total Assets	8,142,151

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,819
Payable for short sales	88,802
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,798
Over the counter	26,893
Payable for investments purchased	25,839
Payable for investments in Affiliates purchased	669
Payable for investments purchased on a delayed-delivery basis	156
Payable for TBA investments purchased	3,499,688
Payable for unfunded loan commitments	12,499
Deposits from counterparty	28,013
Payable for Portfolio shares redeemed	2,051
Accrued investment advisory fees	867
Accrued supervisory and administrative fees	867
Accrued distribution fees	374
Accrued servicing fees	256
Accrued reimbursement to PIMCO	3
Total Liabilities	3,694,594

Commitments and Contingent Liabilities

Net Assets	$4,447,557

Net Assets Consist of:

Paid in capital	5,277,451
Distributable earnings (accumulated loss)	(829,894)

Net Assets	$4,447,557

Net Assets:

Institutional Class	$343,165
Administrative Class	2,177,350
Advisor Class	1,927,042

Shares Issued and Outstanding:

Institutional Class	37,061
Administrative Class	235,152
Advisor Class	208,116

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$9.26
Administrative Class	9.26
Advisor Class	9.26

Cost of investments in securities	$6,187,311
Cost of investments in Affiliates	$179,376
Cost of foreign currency held	$7,368
Proceeds received on short sales	$88,159
Cost or premiums of financial derivative instruments, net	$21,002

* Includes repurchase agreements of:	$24,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Total Return Portfolio

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$98,695
Dividends	318
Dividends from Investments in Affiliates	4,964
Miscellaneous income	172
Total Income	104,149

Expenses:

Investment advisory fees	5,449
Supervisory and administrative fees	5,449
Distribution and/or servicing fees - Administrative Class	1,610
Distribution and/or servicing fees - Advisor Class	2,367
Trustee fees	122
Interest expense	1,575
Miscellaneous expense	25
Total Expenses	16,597
Waiver and/or Reimbursement by PIMCO	(43)
Net Expenses	16,554

Net Investment Income (Loss)	87,595

Net Realized Gain (Loss):

Investments in securities	(19,729)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	16,180
Over the counter financial derivative instruments	(11,959)
Short sales	(81)
Foreign currency	1,046

Net Realized Gain (Loss)	(14,547)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	134,664
Investments in Affiliates	31
Exchange-traded or centrally cleared financial derivative instruments	10,489
Over the counter financial derivative instruments	(21,494)
Foreign currency assets and liabilities	650

Net Change in Unrealized Appreciation (Depreciation)	124,340

Net Increase (Decrease) in Net Assets Resulting from Operations	$197,388

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Total Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$87,595	$185,700
Net realized gain (loss)	(14,547)	(55,163)
Net change in unrealized appreciation (depreciation)	124,340	(23,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	197,388	106,640

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,807)	(12,410)
Administrative Class	(44,041)	(92,245)
Advisor Class	(37,914)	(77,039)

Total Distributions(a)	(88,762)	(181,694)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(128,748)	(110,718)

Total Increase (Decrease) in Net Assets	(20,122)	(185,772)

Net Assets:

Beginning of period	4,467,679	4,653,451
End of period	$4,447,557	$4,467,679

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Portfolio	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Castlelake LP
2.950% due 05/13/2031 «		$7,110	$6,717

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		200	205

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		430	434
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		1,941	1,960

Pantheon Senior Debt Secondaries
6.317% (TSFR3M + 2.000%) due 03/26/2026 «(g)		1,500	1,500

Project Alpha Investindustrial
4.256% (EUR003M + 2.100%) due 02/27/2026 «~(g)	EUR	945	1,113

Project Flash
TBD% due 04/30/2030 «µ		$12,000	12,000

Project Hudson
7.730% due 05/29/2026 «		2,300	2,333

Stepstone Group MidCo 2 GmbH
8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031		1,100	1,069

Total Loan Participations and Assignments (Cost $27,535)			27,331

CORPORATE BONDS & NOTES 38.0%

BANKING & FINANCE 21.2%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		6,800	6,709

AerCap Ireland Capital DAC
2.450% due 10/29/2026		6,450	6,286
3.000% due 10/29/2028		801	763

Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029		4,500	4,493

Ally Financial, Inc.
6.848% due 01/03/2030 •		8,000	8,450

American Assets Trust LP
3.375% due 02/01/2031		2,800	2,509

American Express Co.
5.098% due 02/16/2028 •		2,000	2,023
5.645% due 04/23/2027 •		9,000	9,085

American Tower Corp.
2.750% due 01/15/2027		13,400	13,086

Athene Global Funding
5.684% due 02/23/2026		9,000	9,063

Aviation Capital Group LLC
4.125% due 08/01/2025		14,600	14,587
5.375% due 07/15/2029		3,400	3,464

Banco Santander SA
5.552% due 03/14/2028 •		8,200	8,334
5.565% due 01/17/2030		1,100	1,142
6.527% due 11/07/2027 •		4,400	4,517

Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,641
3.824% due 01/20/2028 •		9,200	9,123
4.376% due 04/27/2028 •		5,250	5,251
4.948% due 07/22/2028 •		3,849	3,894
5.162% due 01/24/2031 •		6,000	6,151
5.202% due 04/25/2029 •		1,100	1,124
5.819% due 09/15/2029 •		9,500	9,898

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •		9,200	9,422

Barclays PLC
5.887% due 03/12/2028 ~		3,700	3,730
7.437% due 11/02/2033 •		4,500	5,109

BGC Group, Inc.
8.000% due 05/25/2028		5,000	5,350

Blue Owl Finance LLC
3.125% due 06/10/2031		8,100	7,196

BNP Paribas SA
2.871% due 04/19/2032 •		17,000	15,239
5.497% due 05/20/2030 •		8,400	8,628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE SA
5.281% due 05/30/2029		$3,500	$3,603
6.612% due 10/19/2027 •		8,800	9,011

CaixaBank SA
5.673% due 03/15/2030 •		7,000	7,241

Capital One Financial Corp.
4.985% due 07/24/2026 •		7,500	7,500

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,900	4,701

CI Financial Corp.
7.500% due 05/30/2029		4,700	4,961

Citibank NA
4.948% due 04/30/2026 ~		7,000	7,010

Citigroup, Inc.
2.572% due 06/03/2031 •		3,905	3,543

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,826
5.447% due 03/05/2030 •		9,200	9,491

Corebridge Global Funding
4.650% due 08/20/2027		1,000	1,007

Credit Opportunities Partners LLC
6.740% due 03/20/2030 «(g)		1,800	1,820

Credit Suisse AG AT1 Claim		12,700	1,524

Crown Castle, Inc.
2.100% due 04/01/2031		6,200	5,322

CubeSmart LP
2.250% due 12/15/2028		8,200	7,645

Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,954
5.427% due 03/01/2028 •		4,500	4,579

Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,679
5.706% due 02/08/2028 •		600	610

DOC Dr. LLC
4.300% due 03/15/2027		1,550	1,547

EPR Properties
3.750% due 08/15/2029		4,300	4,096

European Union
2.875% due 10/05/2029	EUR	17,800	21,394

Ford Motor Credit Co. LLC
3.250% due 09/15/2025		4,900	5,780
3.375% due 11/13/2025		$6,600	6,557
5.918% due 03/20/2028		1,300	1,313

GA Global Funding Trust
1.950% due 09/15/2028		15,400	14,228

General Motors Financial Co., Inc.
5.711% due 05/08/2027 ~		9,200	9,191

GLP Capital LP
5.750% due 06/01/2028		7,900	8,100

Goldman Sachs Bank USA
5.175% due 03/18/2027 ~		7,700	7,721

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		5,900	5,819

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		14,000	13,745

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,200	10,982

GSPA Monetization Trust
6.422% due 10/09/2029		3,732	3,754

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		8,100	8,204

Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,527

HSBC Holdings PLC
4.899% due 03/03/2029 •		8,000	8,069
5.546% due 03/04/2030 •		4,500	4,635
6.254% due 03/09/2034 •		4,600	4,924
7.390% due 11/03/2028 •		7,200	7,648

ING Groep NV
3.950% due 03/29/2027		1,000	996
4.625% due 01/06/2026		3,700	3,702
5.066% due 03/25/2031 •		12,000	12,210

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	16,609
2.182% due 06/01/2028 •		16,000	15,384

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.299% due 07/24/2029 •		$9,200	$9,448
6.070% due 10/22/2027 •		8,200	8,380

Kilroy Realty LP
3.050% due 02/15/2030		2,200	1,992

Lloyds Bank PLC
0.000% due 04/02/2032 þ		14,200	10,308

Lloyds Banking Group PLC
5.985% due 08/07/2027 •		3,700	3,757

Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030		4,200	4,249

MassMutual Global Funding
4.300% due 10/22/2027		9,500	9,531
5.050% due 12/07/2027		7,900	8,063

Mid-America Apartments LP
2.750% due 03/15/2030		3,000	2,802

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,897
1.640% due 10/13/2027 •		11,600	11,201

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,514
5.382% due 07/10/2030 •		9,300	9,571

Morgan Stanley
4.654% due 10/18/2030 •		9,200	9,219
5.123% due 02/01/2029 •		6,100	6,208
5.173% due 01/16/2030 •		4,500	4,595
5.449% due 07/20/2029 •		9,200	9,463

Morgan Stanley Bank NA
5.250% due 05/26/2028 ~		5,000	5,016
5.427% due 01/14/2028 ~		9,300	9,357
5.504% due 05/26/2028 •		3,600	3,678
5.882% due 10/30/2026		5,700	5,822

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		15,000	14,909

Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,611
6.557% due 10/18/2027 •		8,800	9,024

NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,536
5.778% due 03/01/2035 •		8,500	8,831

NatWest Markets PLC
5.022% due 03/21/2030		6,900	7,011

New York Life Global Funding
4.927% due 01/16/2026 •		7,300	7,315
4.952% due 06/11/2027 ~		4,900	4,912

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	16,225

Nomura Holdings, Inc.
2.172% due 07/14/2028		500	467
2.679% due 07/16/2030		9,400	8,532
5.591% due 07/02/2027 ~		7,200	7,251
5.842% due 01/18/2028		4,400	4,538

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		12,000	10,987

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,700	2,633

Prologis LP
4.200% due 02/15/2033	CAD	12,800	9,466

Realty Income Corp.
3.250% due 06/15/2029		$900	864
4.625% due 11/01/2025		4,100	4,100

Royal Bank of Canada
4.875% due 01/19/2027		7,200	7,273

Sanders Re Ltd.
17.294% due 04/09/2029 ~		10,000	5,750

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		6,375	6,369

Scentre Group Trust
3.625% due 01/28/2026		15,900	15,808

Societe Generale SA
6.447% due 01/12/2027 •		6,100	6,156

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,499
1.902% due 09/17/2028		17,000	15,785
5.464% due 01/13/2026		3,200	3,216
5.513% due 07/09/2029 ~		6,700	6,769

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sun Communities Operating LP
4.200% due 04/15/2032		$16,000	$15,165

Thames SSNM
9.750% due 10/10/2027 «	GBP	122	156

Toronto-Dominion Bank
2.800% due 03/10/2027		$8,000	7,815

UBS Group AG
4.125% due 04/15/2026		10,300	10,272
5.711% due 01/12/2027 •		4,100	4,125
6.442% due 08/11/2028 •		17,900	18,603
6.537% due 08/12/2033 •		7,500	8,160

UniCredit SpA
2.569% due 09/22/2026 •		9,300	9,252

Ventas Realty LP
3.250% due 10/15/2026		4,100	4,037

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,871
4.808% due 07/25/2028 •		$7,100	7,161
6.303% due 10/23/2029 •		11,000	11,628

Wells Fargo Bank NA
5.466% due 12/11/2026 ~		9,100	9,173

Welltower OP LLC
3.100% due 01/15/2030		7,000	6,633

			943,388

INDUSTRIALS 11.4%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		7,000	6,896

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		4,200	4,183

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		9,876	9,892

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026		9,700	9,754

Amdocs Ltd.
2.538% due 06/15/2030		6,900	6,254

American Airlines Pass-Through Trust
3.000% due 04/15/2030		4,906	4,648
3.250% due 04/15/2030		2,511	2,357
3.500% due 08/15/2033		5,028	4,553

American Airlines, Inc.
5.500% due 04/20/2026		2,600	2,596

American Medical Systems Europe BV
3.375% due 03/08/2029	EUR	6,300	7,589

Amgen, Inc.
5.250% due 03/02/2030		$7,300	7,524

BAE Systems PLC
1.900% due 02/15/2031		5,300	4,608

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,687
6.125% due 11/21/2026		2,600	2,643
6.250% due 01/21/2029		5,898	6,195
6.375% due 11/21/2030		4,300	4,571
6.875% due 11/21/2053		500	531

BMW U.S. Capital LLC
4.750% due 03/21/2028		9,500	9,612

Boeing Co.
2.750% due 02/01/2026		15,500	15,326

Bristol-Myers Squibb Co.
4.900% due 02/22/2027		5,700	5,775
4.900% due 02/22/2029		3,400	3,482

Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,461
3.137% due 11/15/2035		13,663	11,529
3.187% due 11/15/2036		700	581
5.050% due 07/12/2027		8,900	9,031

Centene Corp.
3.000% due 10/15/2030		1,800	1,609

Charter Communications Operating LLC
6.100% due 06/01/2029		7,600	7,959

Cheniere Energy Partners LP
3.250% due 01/31/2032		4,100	3,678

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cigna Group
5.000% due 05/15/2029	$7,500	$7,671

CVS Health Corp.
5.000% due 01/30/2029	6,500	6,600

Daimler Truck Finance North America LLC
5.000% due 01/15/2027	3,700	3,737

Duke University
2.682% due 10/01/2044	18,900	13,432

Emory University
2.143% due 09/01/2030	12,700	11,418

Enbridge, Inc.
5.900% due 11/15/2026	2,900	2,952

Energy Transfer LP
6.050% due 12/01/2026	4,400	4,494

Entergy Louisiana LLC
2.350% due 06/15/2032	15,500	13,404

EOG Resources, Inc.
4.400% due 07/15/2028 (b)	7,800	7,847

Expedia Group, Inc.
3.250% due 02/15/2030 (i)	11,700	11,041

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	1,700	1,651

General Electric Co.
4.902% (US0003M + 0.380%) due 05/05/2026 ~	3,771	3,772

Global Payments, Inc.
1.200% due 03/01/2026	16,000	15,627

Gray Oak Pipeline LLC
3.450% due 10/15/2027	13,300	13,021

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	2,500	2,580
6.510% due 02/23/2042	4,900	5,082

HCA, Inc.
5.200% due 06/01/2028	1,500	1,533
5.450% due 04/01/2031	2,300	2,372

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	17,000	15,833

Hyundai Capital America
2.100% due 09/15/2028	14,200	13,108
5.300% due 01/08/2029	5,500	5,590
6.500% due 01/16/2029	2,400	2,532

International Flavors & Fragrances, Inc.
1.832% due 10/15/2027	1,276	1,203

Mars, Inc.
4.800% due 03/01/2030	6,400	6,487

Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027	9,000	9,105

MPLX LP
4.000% due 03/15/2028	6,900	6,834

National Football League
5.480% due 10/05/2028 «(g)	2,400	2,442

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	16,600	15,240

NXP BV
3.875% due 06/18/2026	12,100	12,032

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050	3,000	1,795

Oracle Corp.
4.500% due 05/06/2028	4,900	4,931
4.650% due 05/06/2030	4,900	4,947
4.800% due 08/03/2028	4,000	4,067

Paramount Global
3.700% due 06/01/2028	1,200	1,165

Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/2033	1,700	1,696

Pioneer Natural Resources Co.
5.100% due 03/29/2026	4,600	4,623

Royalty Pharma PLC
1.200% due 09/02/2025	3,000	2,980

RTX Corp.
5.750% due 11/08/2026	6,400	6,520

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	5,885	5,928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sutter Health
3.161% due 08/15/2040		$13,100	$10,150

Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,313
4.850% due 04/01/2030		3,800	3,854

T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,947
4.850% due 01/15/2029		5,475	5,552

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	121	183

Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	2,100	1,619
6.500% due 02/09/2034	GBP	400	370

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (d)		16	19

United Airlines Pass-Through Trust
3.100% due 01/07/2030		$604	578
5.800% due 07/15/2037		8,693	8,898

Venture Global LNG, Inc.
9.875% due 02/01/2032		4,500	4,863

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (b)		2,000	2,000
6.750% due 01/15/2036 (b)		1,600	1,600

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,531
4.750% due 11/13/2028		16,100	16,040

			504,333

UTILITIES 5.4%

AES Corp.
3.950% due 07/15/2030		6,400	6,088

Alliant Energy Finance LLC
5.950% due 03/30/2029		4,400	4,621

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041		4,500	4,467

AT&T, Inc.
4.500% due 05/15/2035		15,550	14,825

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,100	3,274

DTE Energy Co.
5.100% due 03/01/2029		4,600	4,692

Duke Energy Corp.
3.750% due 04/01/2031	EUR	800	958

Duke Energy Progress LLC
2.000% due 08/15/2031		$12,000	10,425

Edison International
5.450% due 06/15/2029		9,400	9,301
6.250% due 03/15/2030		2,250	2,286

EDP Finance BV
1.710% due 01/24/2028		13,300	12,447

Electricite de France SA
6.000% due 04/22/2064		3,400	3,224
6.250% due 05/23/2033		5,200	5,575

Enel Finance International NV
2.500% due 07/12/2031		17,000	14,920
5.125% due 06/26/2029		8,600	8,763

Eversource Energy
5.950% due 02/01/2029		6,700	7,000

FORESEA Holding SA
7.500% due 06/15/2030		497	473

Georgia Power Co.
5.004% due 02/23/2027		4,000	4,058

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,100	1,057

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,100	2,087

National Grid PLC
5.602% due 06/12/2028		3,300	3,418
5.809% due 06/12/2033		3,500	3,681

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		19,000	17,119

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
2.500% due 02/01/2031	$2,790	$2,423
2.950% due 03/01/2026	1,900	1,875
3.150% due 01/01/2026	2,400	2,377
3.300% due 03/15/2027	3,100	3,030
3.300% due 12/01/2027	200	194
3.300% due 08/01/2040	4,300	3,080
4.200% due 03/01/2029	11,000	10,739
4.250% due 03/15/2046	1,500	1,119
4.550% due 07/01/2030	8,700	8,496
4.650% due 08/01/2028	2,000	1,989
4.750% due 02/15/2044	1,900	1,548
5.450% due 06/15/2027	3,100	3,137
5.700% due 03/01/2035	1,900	1,884
6.400% due 06/15/2033	3,900	4,079

PacifiCorp
5.450% due 02/15/2034	9,300	9,437

Southern California Edison Co.
4.125% due 03/01/2048	950	690
4.650% due 10/01/2043	200	162
5.150% due 06/01/2029	9,200	9,297
5.250% due 03/15/2030	4,300	4,346

Southern California Gas Co.
2.950% due 04/15/2027	11,300	11,075

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,361	1,350

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	9,200	9,357

WEC Energy Group, Inc.
1.375% due 10/15/2027	4,525	4,242

		240,685

Total Corporate Bonds & Notes (Cost $1,725,758)		1,688,406

MUNICIPAL BONDS & NOTES 0.6%

ILLINOIS 0.1%

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,619
3.007% due 01/01/2033	2,000	1,788

		6,407

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	6,900	7,061

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.246% due 11/01/2031	2,500	2,207

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	6,090	6,233

		8,440

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.151% due 06/01/2032	7,095	6,321

Total Municipal Bonds & Notes (Cost $29,585)		28,229

U.S. GOVERNMENT AGENCIES 47.9%

Fannie Mae
2.301% due 08/25/2055 ~(a)	3,289	185
2.349% due 01/25/2031 ~(a)	14,960	868
4.300% due 11/01/2029	1,500	1,508
4.490% due 10/01/2032 •	27	26
4.496% due 12/25/2036 •	49	48
4.670% due 05/25/2037 •	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.770% due 03/25/2044 •	$101	$101
4.774% due 06/25/2055 •	659	652
4.807% due 07/25/2037 •	135	133
4.826% due 11/01/2035 •	3	3
4.830% due 09/25/2035 •	90	90
4.887% due 12/01/2036 •	12	12
4.920% due 02/25/2042 •	3,144	3,112
5.000% due 04/25/2033	108	108
5.205% due 09/25/2054 •	8,520	8,491
5.613% due 09/01/2034 •	9	9
5.696% due 06/01/2043 •	137	139
5.697% due 07/01/2044 •	26	26
5.950% due 04/01/2035 •	98	99
6.782% due 05/25/2035 ~	18	19
7.000% due 06/01/2032	28	29
7.018% due 05/01/2038 •	1,759	1,825
7.046% due 09/01/2039 •	6	6
7.223% due 08/01/2035 •	90	91
7.465% due 09/01/2035 •	10	10

Freddie Mac
3.500% due 03/01/2048	1,416	1,299
4.000% due 04/01/2029 - 01/01/2041	595	580
4.500% due 03/01/2029 - 04/01/2029	244	244
4.608% due 10/15/2043 •	3,911	3,835
4.814% due 08/15/2040 - 10/15/2040 •	5,031	4,958
4.918% due 09/15/2030 •	1	1
5.138% due 05/15/2037 •	162	162
5.500% due 10/01/2034 - 07/01/2038	514	529
5.599% due 02/25/2045 •	46	44
5.605% due 05/25/2054 •	8,375	8,320
6.000% due 02/01/2033 - 05/01/2040	883	925
6.500% due 04/15/2029 - 10/01/2037	6	6
7.500% due 07/15/2030 - 03/01/2032	14	15

Ginnie Mae
2.000% due 04/20/2052	582	474
2.500% due 04/20/2052	10,415	8,859
3.000% due 07/15/2045 - 08/15/2045	923	825
3.500% due 03/20/2053 - 06/20/2055	15,692	14,298
4.000% due 06/15/2049 - 03/15/2052	3,871	3,626
4.500% due 04/20/2048 - 05/20/2048	2,611	2,550
4.739% due 10/20/2043 •	2,910	2,824
4.750% due 10/20/2029 - 11/20/2029 •	9	8
4.752% due 01/20/2072 •	412	411
4.875% (H15T1Y + 1.500%) due 04/20/2026 ~	1	1
4.896% due 08/20/2066 •	10	10
5.000% due 07/20/2049	385	385
5.046% due 07/20/2065 - 08/20/2065 •	5,891	5,891
5.102% due 01/20/2073 •	8,569	8,588
5.182% due 02/20/2073 - 03/20/2073 •	18,880	18,990
5.202% due 01/20/2073 •	7,676	7,677
5.216% due 10/20/2066 •	2,540	2,545
5.227% due 06/20/2067 •	159	161
5.246% due 06/20/2066 •	1,114	1,117
5.272% due 12/20/2073 •	19,097	19,281
5.276% due 08/20/2066 •	4,344	4,358
5.322% due 12/20/2072 •	6,071	6,143
5.446% due 01/20/2066 •	1,249	1,255
5.592% due 04/20/2067 •	3,986	4,044
5.625% due 02/20/2027 - 02/20/2032 •	25	25
6.000% due 12/15/2038 - 11/15/2039	7	7
7.843% due 09/20/2066 ~	5,466	5,641

Ginnie Mae, TBA
2.000% due 08/01/2055	15,300	12,463

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2055 - 08/01/2055	$48,600	$45,186
4.500% due 07/01/2055	40,400	38,678
5.000% due 08/01/2055	45,700	44,872
6.000% due 07/01/2055 - 08/01/2055	25,900	26,266

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	54,514	43,222
2.500% due 02/01/2035 - 03/01/2040	4,278	4,086
3.000% due 09/01/2027 - 04/01/2052	145,161	126,870
3.500% due 09/01/2025 - 06/01/2052	3,125	2,991
4.000% due 01/01/2026 - 10/01/2052	19,769	18,608
4.500% due 11/01/2025 - 05/01/2053	22,159	21,284
5.000% due 01/01/2026 - 07/01/2053	64,701	63,796
5.500% due 01/01/2032 - 01/01/2055	49,819	49,973
6.000% due 05/01/2033 - 04/01/2055	9,611	9,918

Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2055 - 08/01/2055	25,200	20,902
3.000% due 07/01/2055 - 08/01/2055	418,859	362,454
4.000% due 07/01/2055 - 08/01/2055	266,100	247,416
4.500% due 08/01/2055	326,900	312,578
5.000% due 08/01/2055	162,800	159,464
5.500% due 08/01/2055	203,700	203,518
6.000% due 08/01/2055	154,500	156,864

Total U.S. Government Agencies (Cost $2,128,729)		2,129,920

U.S. TREASURY OBLIGATIONS 17.4%

U.S. Treasury Bonds
1.375% due 11/15/2040	96,500	61,507
1.375% due 08/15/2050	14,500	7,154
1.875% due 02/15/2041	69,000	47,481
2.000% due 02/15/2050	19,100	11,223
2.250% due 05/15/2041	19,000	13,805
2.250% due 08/15/2049	34,000	21,339
2.375% due 11/15/2049 (m)	1,000	643
2.500% due 02/15/2045 (m)	9,800	6,902
2.750% due 08/15/2047 (m)	3,800	2,710
2.875% due 05/15/2049	51,600	37,057
3.000% due 05/15/2042 (m)	2,400	1,917
3.000% due 11/15/2044 (m)	155,300	119,636
3.000% due 05/15/2045	27,600	21,149
3.000% due 02/15/2048	9,900	7,359
3.000% due 08/15/2048 (m)	4,100	3,033
3.000% due 02/15/2049	13,600	10,025
3.125% due 11/15/2041 (k)	20,500	16,819
3.125% due 08/15/2044	35,700	28,160
3.125% due 05/15/2048 (m)	3,500	2,656
3.250% due 05/15/2042 (m)	2,100	1,738
3.375% due 05/15/2044 (k)(m)	10,100	8,311
3.375% due 11/15/2048	17,700	14,007
3.625% due 02/15/2044 (m)	2,900	2,484
3.750% due 08/15/2041 (k)	27,700	24,825
3.875% due 05/15/2043 (m)	4,300	3,842
4.250% due 08/15/2054	13,300	12,150
4.500% due 11/15/2054	6,100	5,815
4.625% due 05/15/2044	7,100	6,965
4.625% due 05/15/2054	19,600	19,043
4.625% due 02/15/2055	24,300	23,662

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (k)	18,670	17,187
0.125% due 01/15/2032	26,267	23,818
0.125% due 02/15/2051	49,897	27,208
0.125% due 02/15/2052	5,531	2,956
0.250% due 02/15/2050	13,724	7,980
0.625% due 02/15/2043	1,814	1,349
0.750% due 02/15/2045	27,243	19,907

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 02/15/2047		$5,049	$3,662
1.000% due 02/15/2046		541	411
1.000% due 02/15/2049		3,187	2,314
1.250% due 04/15/2028 (k)		88,225	88,076
1.375% due 02/15/2044		3,303	2,776
1.500% due 02/15/2053		1,511	1,198
2.125% due 02/15/2054		14,423	13,211
2.375% due 02/15/2055 (i)		3,151	3,049

U.S. Treasury STRIPS
0.000% due 08/15/2040 (a)		3,700	1,779
0.000% due 02/15/2041 (a)		2,700	1,264
0.000% due 05/15/2041 (a)		700	323
0.000% due 08/15/2041 (a)		900	410
0.000% due 05/15/2042 (a)		15,100	6,564
0.000% due 08/15/2042 (a)		6,800	2,914

Total U.S. Treasury Obligations (Cost $981,088)			771,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%

Alba PLC
4.528% due 03/17/2039 •	GBP	4,125	5,578

American Home Mortgage Investment Trust
6.700% due 06/25/2036		$11,432	1,603

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		14,000	12,276

Banc of America Funding Trust
5.000% due 07/26/2036		19,510	2,837
5.490% due 05/25/2035 ~		79	74
6.000% due 03/25/2037		1,162	918

Banc of America Mortgage Trust
7.022% due 05/25/2033 ~		1	1

BCAP LLC Trust
4.466% due 03/26/2037		87	87
4.854% due 05/25/2047 •		1,202	1,148

Bear Stearns Adjustable Rate Mortgage Trust
4.848% due 07/25/2034 ~		151	141
5.125% due 01/25/2035 ~		72	64
5.224% due 01/25/2035 ~		39	38
5.337% due 04/25/2034 ~		155	139
5.925% due 11/25/2034 ~		376	346
5.939% due 01/25/2034 ~		76	73
6.530% due 02/25/2036 •		11	11
6.575% due 04/25/2033 ~		11	11

Bear Stearns ALT-A Trust
4.714% due 05/25/2036 ~		1,100	526
4.905% due 09/25/2035 ~		338	194
5.467% due 05/25/2035 ~		302	289

Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~		434	345
5.062% due 01/26/2036 ~		505	360

Benchmark Mortgage Trust
3.458% due 03/15/2055		15,000	13,733

BIG Commercial Mortgage Trust
5.654% due 02/15/2039 •		13,427	13,402

CD Mortgage Trust
3.431% due 08/15/2050		5,900	5,767

CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		1,833	1,818

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		7,584	6,800

Chase Mortgage Finance Trust
4.639% due 01/25/2036 ~		619	564

Citigroup Mortgage Loan Trust
5.500% due 12/25/2035		1,764	861
7.230% due 10/25/2035 •		30	31

Citigroup Mortgage Loan Trust, Inc.
4.485% due 05/25/2035 ~		109	105
6.180% due 09/25/2035 •		639	625

Countrywide Alternative Loan Trust
4.622% due 09/20/2046 •		956	981
4.814% due 09/25/2046 •		5,000	4,860
4.834% due 05/25/2036 •		566	484
5.434% due 08/25/2035 •		2,197	1,170
6.000% due 03/25/2035		7,158	5,683
6.000% due 02/25/2037		5,546	2,157
6.000% due 08/25/2037		4,460	2,629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~		$271	$259
5.395% due 02/20/2035 ~		50	51
6.662% due 02/20/2036 •		46	40

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.826% due 07/15/2038 •		1,500	1,354

Cross Mortgage Trust
6.093% due 04/25/2069 þ		4,384	4,418

CSAIL Commercial Mortgage Trust
2.968% due 12/15/2052		7,446	6,923

Deutsche Alt-A Securities Mortgage Loan Trust
4.734% due 03/25/2037 •		2,100	1,961

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.934% due 02/25/2035 •		71	70

DOLP Trust
2.956% due 05/10/2041		20,100	17,917

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		72	71

Extended Stay America Trust
5.506% due 07/15/2038 •		3,002	3,006

First Horizon Alternative Mortgage Securities Trust
4.706% due 08/25/2035 ~		714	592

First Horizon Mortgage Pass-Through Trust
5.257% due 10/25/2035 ~		457	422

GreenPoint Mortgage Funding Trust
4.794% due 09/25/2046 •		90	83

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		9,079	7,933

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		3,037	2,557

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		10,897	8,894

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		13,111	10,705

GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		83	72
5.293% due 09/25/2035 ~		369	355

HarborView Mortgage Loan Trust
4.824% due 07/19/2035 ~		451	337
4.872% due 05/19/2035 •		111	107
5.174% due 12/19/2035 ~		1,321	672
5.932% due 10/19/2035 •		1,195	848

Hilton USA Trust
2.828% due 11/05/2035		14,400	12,247

IndyMac INDX Mortgage Loan Trust
3.571% due 06/25/2036 ~		3,936	2,700
4.774% due 01/25/2037 •		1,084	972

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	12,218
7.235% due 10/05/2040		6,800	7,239

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		12,512	11,055
4.337% due 12/26/2037 ~		4,617	4,037
4.504% due 10/25/2036 ~		1,034	745
5.198% due 08/25/2034 ~		289	287
5.750% due 01/25/2036		313	134
5.929% due 06/25/2035 ~		19	19
5.990% due 07/25/2064 ~		1,586	1,597

JP Morgan Resecuritization Trust
4.789% due 05/26/2036 ~		8,116	5,681

Landmark Mortgage Securities PLC
4.711% due 04/17/2044 •	GBP	8,533	11,367

Manhattan West Mortgage Trust
2.130% due 09/10/2039		$16,100	15,234

MASTR Adjustable Rate Mortgages Trust
5.715% due 08/25/2034 ~		1,601	1,209

Merrill Lynch Mortgage Investors Trust
5.154% due 04/25/2035 ~		617	555

MFA Trust
2.479% due 03/25/2065 ~		1,743	1,686

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039		17,400	16,384

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
5.370% due 07/25/2035 ~		$870	$716

MortgageIT Trust
5.054% due 12/25/2035 •		442	440

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		12,035	10,241
6.864% due 10/25/2063		5,934	5,998

Nomura Resecuritization Trust
4.434% due 11/26/2036 •		13,029	11,306

OBX Trust
3.000% due 01/25/2052 ~		12,588	10,712
6.113% due 03/25/2063 þ		4,372	4,387

One New York Plaza Trust
5.376% due 01/15/2036 •		17,300	16,828

PRET Trust
3.900% due 10/25/2063 ~		2,216	2,139

Prime Mortgage Trust
4.834% due 02/25/2034 •		12	11
4.934% due 02/25/2035 •		224	224

Residential Accredit Loans, Inc. Trust
4.634% due 05/25/2037 •		3,694	3,333
5.309% due 12/25/2035 ~		181	160
6.000% due 09/25/2036		367	291
6.500% due 09/25/2036		3,334	1,390

Residential Asset Securitization Trust
4.884% due 10/25/2035 •		796	462

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037		1,057	839

SFO Commercial Mortgage Trust
5.576% due 05/15/2038 •		13,680	13,627

Structured Adjustable Rate Mortgage Loan Trust
3.972% due 01/25/2035 ~		158	157
4.583% due 11/25/2035 ~		3,804	2,464
4.834% due 04/25/2047 •		592	488

Structured Asset Mortgage Investments Trust
4.932% due 07/19/2035 •		292	286
5.092% due 09/19/2032 •		2	2

SunTrust Adjustable Rate Mortgage Loan Trust
5.985% due 02/25/2037 ~		503	434

Thornburg Mortgage Securities Trust
5.999% due 06/25/2047 •		1,879	1,664
6.049% due 03/25/2037 •		421	297

Towd Point Mortgage Funding
5.223% due 07/20/2053 •	GBP	7,030	9,672

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$12,581	12,089

UWM Mortgage Trust
2.500% due 12/25/2051 ~		12,297	10,003

Verus Securitization Trust
6.338% due 04/25/2069		3,258	3,296

Wachovia Mortgage Loan Trust LLC
6.988% due 05/20/2036 ~		64	62

WaMu Mortgage Pass-Through Certificates Trust
3.413% due 05/25/2037 ~		1,566	1,270
4.142% due 12/25/2036 ~		126	112
4.475% due 12/25/2036 ~		3,121	2,778
4.934% due 02/25/2045 •		3,876	3,863
4.967% due 07/25/2037 ~		1,885	1,717
5.014% due 10/25/2045 •		70	70
5.469% due 01/25/2046 •		324	309

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	2,157
5.189% due 12/21/2049 •		5,519	7,604
5.889% due 12/21/2049 •		2,259	3,121
6.389% due 12/21/2049 •		1,179	1,617
6.889% due 12/21/2049 •		674	920
7.389% due 12/21/2049 •		674	913

Worldwide Plaza Trust
3.526% due 11/10/2036		$6,000	4,265

Total Non-Agency Mortgage-Backed Securities (Cost $456,391)			418,476

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 9.1%

AUTOMOBILE SEQUENTIAL 0.4%

BMW Vehicle Lease Trust
5.990% due 09/25/2026	$2,883	$2,893

CarMax Auto Owner Trust
4.750% due 10/15/2027	4,238	4,243

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	6,438	6,468

First Help Financial Trust
6.570% due 06/15/2028	415	419

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027	660	660

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	4,600	4,697

		19,380

CMBS OTHER 2.2%

ACREC Ltd.
5.579% due 10/16/2036 •	6,935	6,920

Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •	8,656	8,673

AREIT Trust
5.551% due 01/20/2037 •	7,947	7,937
6.556% due 06/17/2039 •	11,117	11,125

FS Rialto Issuer LLC
6.202% due 01/19/2039 •	4,786	4,798

HERA Commercial Mortgage Ltd.
5.479% due 02/18/2038 •	2,471	2,472

KREF Ltd.
5.768% due 02/17/2039 •	11,522	11,543

LFT CRE Ltd.
5.596% due 06/15/2039 •	5,221	5,222

MF1 LLC
6.953% due 09/17/2037 •	10,166	10,205

MF1 Ltd.
5.509% due 10/16/2036 •	6,769	6,770
5.529% due 07/16/2036 •	3,397	3,400
5.668% due 02/19/2037 •	10,923	10,932
6.128% due 12/15/2035 •	2,454	2,458

Ready Capital Mortgage Financing LLC
6.693% due 10/25/2039 •	4,056	4,056

		96,511

HOME EQUITY OTHER 3.8%

Accredited Mortgage Loan Trust
4.694% due 09/25/2036 •	650	647

ACE Securities Corp. Home Equity Loan Trust
4.674% due 12/25/2036 •	1,795	937
4.734% due 07/25/2036 •	4,613	1,372
4.874% due 08/25/2036 •	9,397	2,119

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.139% due 11/25/2035 •	1,235	1,219
5.544% due 03/25/2035 •	5,769	5,726

Argent Securities Trust
4.734% due 07/25/2036 •	15,163	4,084
4.814% due 03/25/2036 •	4,887	2,694

Bear Stearns Asset-Backed Securities Trust
4.734% due 11/25/2036 •	2,641	2,617
4.754% due 08/25/2036 •	390	378

Countrywide Asset-Backed Certificates Trust
4.276% due 10/25/2046	8,125	6,798
4.714% due 06/25/2047 •	5,010	4,507
4.894% due 05/25/2037 •	5,045	4,723
5.334% due 09/25/2036 •	1,421	1,330

Credit-Based Asset Servicing & Securitization Trust
4.554% due 11/25/2036 •	267	121

EMC Mortgage Loan Trust
5.174% due 05/25/2040 •	47	47

Fremont Home Loan Trust
4.494% due 01/25/2037 •	55	25
5.049% due 11/25/2035 •	9,248	8,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Home Equity Trust
6.500% due 10/25/2037	$8,846	$4,979

GSAA Trust
5.995% due 03/25/2046 ~	5,543	1,995

GSAMP Trust
4.614% due 06/25/2036 •	2,612	1,440

Home Equity Loan Trust
4.664% due 04/25/2037 •	4,452	4,296

JP Morgan Mortgage Acquisition Corp.
2.924% due 10/25/2035 •	1,219	1,200
5.019% due 05/25/2035 •	662	656

JP Morgan Mortgage Acquisition Trust
4.654% due 08/25/2036 •	1,815	1,363
4.914% due 08/25/2036 •	935	702

Long Beach Mortgage Loan Trust
4.754% due 05/25/2036 •	33,035	9,665

MASTR Asset-Backed Securities Trust
4.914% due 03/25/2036 •	3,210	1,913

Merrill Lynch Mortgage Investors Trust
3.871% due 03/25/2037	3,981	788
4.654% due 07/25/2037 •	2,297	884
4.914% due 08/25/2037 •	2,107	1,032

Morgan Stanley ABS Capital, Inc. Trust
4.614% due 05/25/2037 •	6,308	5,688
4.734% due 06/25/2036 •	3,507	1,744
4.734% due 07/25/2036 •	5,662	2,061
4.934% due 08/25/2036 •	9,847	4,910

New Century Home Equity Loan Trust
5.319% due 05/25/2034 •	6,869	6,983

Newcastle Mortgage Securities Trust
5.154% due 03/25/2036 •	6,757	6,687

NovaStar Mortgage Funding Trust
4.914% due 11/25/2036 •	2,299	704

Option One Mortgage Loan Trust
4.574% due 03/25/2037 •	3,298	3,018
4.654% due 05/25/2037 •	7,051	4,245

Option One Mortgage Loan Trust Asset- Backed Certificates
5.124% due 11/25/2035 •	6,186	5,969

Ownit Mortgage Loan Trust
4.654% due 09/25/2037 •	1,753	770
4.739% due 05/25/2037 •	17,548	14,347
4.914% due 09/25/2037 •	8,618	3,784

Park Place Securities, Inc. Asset-Backed Pass- Through Certificates
5.559% due 03/25/2035 •	1,251	1,232

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	12,617	3,844

Residential Asset Securities Corp. Trust
5.034% due 02/25/2036 •	2,089	2,085
5.094% due 12/25/2035 •	1,862	1,624

Securitized Asset-Backed Receivables LLC Trust
4.694% due 05/25/2037 •	596	456

SG Mortgage Securities Trust
4.974% due 02/25/2036 •	1,968	973

Soundview Home Loan Trust
4.654% due 02/25/2037 •	7,341	1,961
5.334% due 10/25/2037 •	11,439	8,779

Structured Asset Securities Corp. Mortgage Loan Trust
5.334% due 05/25/2037 •	2,326	2,282

Wachovia Mortgage Loan Trust
5.124% due 10/25/2035 •	4,293	3,939

WaMu Asset-Backed Certificates WaMu Trust
4.684% due 04/25/2037 •	4,734	1,735
4.734% due 01/25/2037 •	2,405	1,093

		169,677

HOME EQUITY SEQUENTIAL 0.1%

JP Morgan Mortgage Acquisition Trust
4.694% due 03/25/2037 •	437	432

Saxon Asset Securities Trust
4.774% due 10/25/2046 •	2,172	2,132

		2,564

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.1%

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		$2,298	$1,140

Lehman XS Trust
4.794% due 06/25/2036 •		185	197

Specialty Underwriting & Residential Finance Trust
4.734% due 11/25/2037 •		10,923	6,007

			7,344

OTHER ABS 2.5%

Anchorage Capital CLO Ltd.
5.712% due 04/22/2034 •		11,500	11,526

Avoca CLO DAC
3.239% due 10/15/2034 •	EUR	5,000	5,883

Bain Capital Credit CLO Ltd.
0.000% due 04/22/2035 •(b)		$3,350	3,350
0.000% due 07/15/2035 •(b)		10,250	10,258

Catamaran CLO Ltd.
5.634% due 04/22/2030 •		2,596	2,599

Cumulus Static CLO DAC
3.343% due 11/15/2033 •	EUR	6,930	8,184

Dryden Senior Loan Fund
5.418% due 04/15/2029 •		$2,513	2,515
5.419% due 10/19/2029 •		4,313	4,316

Elmwood CLO Ltd.
5.612% due 04/22/2035 •		10,000	10,000

ICG U.S. CLO Ltd.
5.419% due 10/20/2034 •		5,700	5,704

Invesco Euro CLO DAC
2.929% due 07/15/2031 •	EUR	2,665	3,135

KKR CLO Ltd.
5.586% due 04/15/2035 •		$7,000	7,009

Kubota Credit Owner Trust
5.610% due 07/15/2026		840	841

Man GLG Euro CLO DAC
2.665% due 12/15/2031 •	EUR	6,000	7,049

Nelnet Student Loan Trust
6.502% due 02/20/2041 •		$2,418	2,472
6.640% due 02/20/2041		2,583	2,675

Octagon Investment Partners Ltd.
5.419% due 10/20/2030 •		3,247	3,250

Pagaya AI Debt Trust
6.258% due 10/15/2031		3,831	3,857
8.050% due 03/15/2030 ~		1	2

T-Mobile U.S. Trust
5.050% due 09/20/2029		9,200	9,275

Venture CLO Ltd.
5.578% due 07/15/2031 •		2,437	2,438
5.581% due 07/20/2030 •		4,026	4,019

			110,357

Total Asset-Backed Securities (Cost $445,461)			405,833

SOVEREIGN ISSUES 7.9%

Brazil Government International Bond
6.125% due 03/15/2034		9,200	9,132

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	102,600	18,215

Chile Government International Bond
0.830% due 07/02/2031	EUR	14,400	14,671

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	6,500	4,979

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (e)	EUR	18,519	22,145

Ivory Coast Government International Bond
5.875% due 10/17/2031		6,200	6,919

Japan Government International Bond
2.000% due 12/20/2044	JPY	2,040,000	13,414
2.200% due 03/20/2064		886,000	4,947
2.300% due 12/20/2054		1,560,000	9,738
2.400% due 03/20/2045		1,140,000	7,970
2.400% due 03/20/2055		1,769,400	11,288

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Development Bank
5.051% due 10/23/2026 ~		$1,900	$1,912

Mexican Udibonos
4.000% due 08/24/2034 (e)	MXN	10,201	506

Mexico Government International Bond
6.000% due 05/07/2036		$2,700	2,671

Peru Government International Bond
6.150% due 08/12/2032	PEN	22,200	6,482
6.950% due 08/12/2031		22,241	6,827
7.300% due 08/12/2033		59,100	18,205

Province of British Columbia
4.150% due 06/18/2034	CAD	3,100	2,348

Province of Ontario
3.800% due 12/02/2034		7,500	5,505

Province of Quebec
4.450% due 09/01/2034		28,700	22,184

Republic of Poland Government International Bond
5.125% due 09/18/2034		$4,600	4,628

Republic of South Africa Government International Bond
7.100% due 11/19/2036		3,000	2,979
8.500% due 01/31/2037	ZAR	72,600	3,570
8.875% due 02/28/2035		216,700	11,430
10.500% due 12/21/2026		372,500	21,830

Romania Government International Bond
3.624% due 05/26/2030	EUR	14,000	15,685

Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,782
4.750% due 01/16/2030		9,200	9,295
5.125% due 01/13/2028		3,200	3,254

United Kingdom Gilt
0.500% due 10/22/2061	GBP	1,700	609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 03/07/2027		$45,000	$61,700
4.375% due 07/31/2054		15,295	18,198

Total Sovereign Issues (Cost $348,443)			353,018

		SHARES
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(g)		48,286	990

Foresea Holdings SA «		142,284	2,917

Total Common Stocks (Cost $3,811)			3,907

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(f)		6,600,000	6,596

Wells Fargo & Co.
3.900% due 03/15/2026 •(f)		3,900,000	3,868

Total Preferred Securities (Cost $10,500)			10,464

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (h) 0.5%
			24,100

NIGERIA TREASURY BILLS 0.1%
32.258% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	7,295,946	3,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.334% due 07/17/2025 - 09/16/2025 (c)(d)(m)	$2,298	$2,282

Total Short-Term Instruments (Cost $30,010)		30,229

Total Investments in Securities (Cost $6,187,311)		5,867,586

	SHARES
INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%

PIMCO Short Asset Portfolio	16,835,686	164,923

PIMCO Short-Term Floating NAV Portfolio III	1,216,717	11,847

Total Short-Term Instruments (Cost $179,376)		176,770

Total Investments in Affiliates (Cost $179,376)		176,770

Total Investments 135.9% (Cost $6,366,687)		$6,044,356

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $21,002)		(4,260)

Other Assets and Liabilities, net (35.8)%		(1,592,539)

Net Assets 100.0%		$4,447,557

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Opportunities Partners LLC	6.740%	03/20/2030	02/20/2025	$1,800	$1,820	0.04%
Drillco Holding Lux SA			06/08/2023	966	990	0.02
National Football League	5.480%	10/05/2028	03/14/2024	2,400	2,442	0.05
Pantheon Senior Debt Secondaries	6.317%	03/26/2026	03/18/2025	1,500	1,500	0.03
Project Alpha Investindustrial	4.256%	02/27/2026	02/28/2025	980	1,113	0.03

				$7,646	$7,865	0.17%

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.410%	06/30/2025	07/01/2025	$24,100	U.S.Treasury Bills 0.000% due 10/07/2025	$(24,592)	$24,100	$24,103

Total Repurchase Agreements						$(24,592)	$24,100	$24,103

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	4.300%	06/23/2025	08/01/2025	$(438)	$(438)
DEU	4.400	06/25/2025	07/02/2025	(3,038)	(3,040)
JPS	4.250	06/23/2025	08/01/2025	(340)	(341)

Total Reverse Repurchase Agreements					$(3,819)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2055	$60,900	$(47,671)	$(48,224)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2055	41,400	(40,488)	(40,578)

Total Short Sales (2.0)%				$(88,159)	$(88,802)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(438)	$0	$(438)	$461	$23
DEU	0	(3,040)	0	(3,040)	3,049	9
JPS	0	(341)	0	(341)	377	36
SAL	24,103	0	0	24,103	(24,592)	(489)

Total Borrowings and Other Financing Transactions	$24,103	$(3,819)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(779)	$0	$(779)
U.S. Treasury Obligations	0	(3,040)	0	0	(3,040)

Total Borrowings	$0	$(3,040)	$(779)	$0	$(3,819)

Payable for reverse repurchase agreements					$(3,819)

(i)	Securities with an aggregate market value of $3,887 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(8,889) at a weighted average interest rate of 4.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$ 110.750	07/25/2025	60	$60	(13)	(12)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	60	60	(15)	(18)
Put - EUREX Euro-Bobl July 2025 Futures	EUR 117.250	07/25/2025	23	23	(5)	(5)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	23	23	(4)	(3)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	15	15	(7)	(6)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	15	15	(8)	(2)

					$(52)	$(46)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	66	$66	$(22)	$(2)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	128	128	(55)	(4)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	68	68	(22)	(4)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	63	63	(16)	(8)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	196	196	(75)	(104)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	63	63	(20)	(28)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	66	66	(22)	(50)

					$(232)	$(200)

Total Written Options					$(284)	$(246)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond September Futures	09/2025	427	$	38,255	$331	$85	$0
U.S. Treasury 2-Year Note September Futures	09/2025	91		18,930	73	5	0
U.S. Treasury 5-Year Note September Futures	09/2025	4,668		508,812	5,608	620	0
U.S. Treasury 10-Year Note September Futures	09/2025	4,866		545,600	8,703	1,521	0
United Kingdom Long Gilt September Futures	09/2025	150		19,155	463	20	(66)

					$15,178	$2,251	$(66)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl September Futures	09/2025	1	$	(139)	$1	$0	$0
Euro-Bund September Futures	09/2025	157		(24,070)	175	68	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	870		(99,411)	(1,929)	0	(421)
U.S. Treasury Long-Term Bond September Futures	09/2025	39		(4,503)	(198)	0	(39)

					$(1,951)	$68	$(466)

Total Futures Contracts					$13,227	$2,319	$(532)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
											Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%		EUR	10,200	$60	$(13)	$47	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2027	0.473	$		4,400	(195)	251	56	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.685			600	(11)	19	8	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742			21,100	38	213	251	13	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089			5,300	36	12	48	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2026	0.107%	$	600	$7	$1	$8	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		7,000	44	4	48	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416		6,700	(24)	137	113	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		1,700	(4)	35	31	1	0

							$(49)	$659	$610	$17	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$	3,500	$57	$22	$79	$2	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030		GBP	16,100	$(439)	$239	$(200)	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		JPY	9,440,000	(1,744)	718	(1,026)	110	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	$		47,480	0	(305)	(305)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028			25,600	0	(276)	(276)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			70,530	(1,307)	548	(759)	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030			6,100	(12)	(91)	(103)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030			56,100	803	(346)	457	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030			58,120	0	(67)	(67)	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			27,500	0	(151)	(151)	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			91,500	0	(630)	(630)	0	(169)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			3,200	0	(28)	(28)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030			7,400	0	(66)	(66)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030			6,300	0	(58)	(58)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			9,400	0	(91)	(91)	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032			20,676	(28)	(288)	(316)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033			16,930	0	(12)	(12)	0	(53)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035			18,700	(54)	(321)	(375)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			3,600	(12)	(50)	(62)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			4,100	(12)	(85)	(97)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			6,900	(20)	(117)	(137)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			580	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035			16,100	(115)	(81)	(196)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			69,300	14,010	12,572	26,582	0	(381)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			112,375	3,182	5,048	8,230	0	(854)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054			5,500	0	165	165	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			17,300	337	1,006	1,343	0	(133)
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055			3,800	0	188	188	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055			1,900	0	90	90	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055			2,100	0	43	43	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055			31,300	2,919	737	3,656	0	(236)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		BRL	54,600	0	(340)	(340)	11	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027			218,600	0	(1,320)	(1,320)	44	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027			16,700	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			162,000	1	(85)	(84)	16	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027			10,700	0	(2)	(2)	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			106,900	(1)	165	164	157	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			9,400	0	16	16	14	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029			12,900	0	16	16	12	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		AUD	15,500	(17)	(39)	(56)	0	(24)
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		EUR	3,700	(8)	(22)	(30)	4	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030			2,900	(5)	(12)	(17)	3	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		NZD	49,600	(636)	962	326	0	(13)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027			3,900	3	54	57	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	26,500	(326)	1,032	706	0	(30)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033			100	(1)	2	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034			13,900	(396)	756	360	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034			24,000	110	494	604	0	(35)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		EUR	32,000	(174)	(837)	(1,011)	0	(10)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			27,400	(101)	(534)	(635)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			10,900	(515)	260	(255)	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.050%	Annual	10/05/2029	EUR	3,600	$0	$4	$4	$5	$0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		4,000	0	3	3	6	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		2,700	(7)	5	(2)	0	(5)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,600	(4)	(17)	(21)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		21,600	(1,061)	234	(827)	0	(44)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		22,900	1,678	1,126	2,804	86	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	64,600	3	7	10	10	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	46,600	(413)	(1,216)	(1,629)	0	(70)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		4,800	17	(60)	(43)	0	(8)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		12,800	(49)	(577)	(626)	0	(26)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		3,400	0	32	32	0	(7)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		25,800	25	(177)	(152)	0	(55)

							$15,629	$18,205	$33,834	$482	$(3,019)

Total Swap Agreements							$15,637	$18,886	$34,523	$501	$(3,019)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,319	$505	$2,824	$(246)	$(532)	$(3,020)	$(3,798)

(k)

Securities with an aggregate market value of $77,030 and cash of $13,848 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $4 and liability of $(3) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 and liability of $(1) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CAD	20		$14	$0	$0
	07/2025	CNH	14,271		1,981	0	(15)
	07/2025		$8,132	AUD	12,519	107	0
	07/2025		2,377	NZD	3,949	31	0
	08/2025	AUD	12,519		$8,137	0	(107)
	08/2025	CNH	44,106		6,157	0	(28)
	08/2025	NZD	3,949		2,379	0	(31)
	08/2025		$14	CAD	20	0	0

BOA	07/2025	AUD	1,028		$670	0	(7)
	07/2025	EUR	120,682		137,221	0	(4,936)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	IDR	24,917,252		$1,527	$0	$(9)
	07/2025	KRW	18,684,487		13,706	0	(114)
	07/2025		$1,163	SGD	1,489	8	0
	08/2025	CNH	10,165		$1,421	0	(5)
	08/2025	SGD	1,486		1,163	0	(8)
	08/2025	TWD	746		23	0	(3)
	08/2025		$2,988	CNH	21,365	8	0
	08/2025		1,294	MXN	24,553	8	0

BPS	07/2025	BRL	5,812		$1,065	0	(5)
	07/2025	CAD	14,242		10,426	0	(33)
	07/2025	EUR	101		117	0	(3)
	07/2025	IDR	257,449		16	0	0
	07/2025	NOK	1,250		124	0	0
	07/2025	SEK	3,650		380	0	(6)
	07/2025	THB	1,818		55	0	(1)
	07/2025	TWD	171,627		5,280	0	(629)
	07/2025		$1,042	BRL	5,812	27	0
	07/2025		3,361	IDR	54,849,017	21	0
	07/2025		31	KRW	42,558	0	0
	07/2025		1,110	THB	36,524	15	0
	07/2025		550	TWD	16,364	13	0
	08/2025	CNH	26,415		$3,698	0	(6)
	08/2025	JPY	582		4	0	0
	08/2025	TWD	175,601		5,387	0	(717)
	08/2025		$3,010	CNH	21,473	1	0
	08/2025		689	INR	59,887	8	0
	08/2025		878	MXN	16,716	9	0
	08/2025		5,024	TWD	149,261	164	0
	10/2025	BRL	100		$16	0	(2)

BRC	07/2025	IDR	21,567,101		1,321	0	(9)
	07/2025	ILS	10,817		3,107	0	(105)
	07/2025	KRW	40,555		29	0	0
	07/2025	NOK	307		30	0	0
	07/2025	TRY	15,550		379	0	(3)
	07/2025		$128,989	GBP	94,802	1,141	0
	07/2025		1,541	ILS	5,202	4	0
	07/2025		1,448	KRW	1,977,342	14	0
	07/2025		192	PLN	721	8	0
	07/2025		17,157	TRY	707,849	416	0
	07/2025	ZAR	306,215		$16,933	0	(337)
	08/2025	GBP	94,802		129,006	0	(1,143)
	08/2025		$13,750	TRY	570,361	149	0
	08/2025		4,676	TWD	137,942	119	0

BSH	07/2025	DKK	8,275		$1,260	0	(46)
	07/2025		$4,930	PEN	17,828	102	0
	08/2025	PEN	18,554		$5,022	0	(208)
	09/2025		27,134		7,383	0	(258)
	09/2025		$283	PEN	1,027	6	0
	12/2025	PEN	17,465		$4,812	0	(96)

CBK	07/2025	CAD	467		338	0	(5)
	07/2025	KRW	2,870,307		2,088	0	(35)
	07/2025	PEN	17,391		4,758	0	(150)
	07/2025	SEK	4,775		503	0	(2)
	07/2025	THB	95,121		2,860	0	(69)
	07/2025	TWD	274,526		8,438	0	(1,014)
	07/2025		$1,135	EUR	969	6	0
	07/2025		1,367	IDR	22,261,123	6	0
	07/2025		3,829	KRW	5,243,673	50	0
	07/2025		312	PEN	1,128	7	0
	07/2025		200	THB	6,677	6	0
	07/2025		5,334	TWD	158,380	118	0
	08/2025	CNH	4,543		$632	0	(5)
	08/2025	TWD	371,677		11,400	0	(1,521)
	08/2025		$2,090	CNH	15,126	31	0
	08/2025		10,215	INR	879,546	30	(5)
	09/2025	MXN	4,185		$218	0	(3)
	09/2025	PEN	8,401		2,276	0	(89)

DUB	07/2025	ILS	5,253		1,516	0	(44)
	07/2025	KRW	163,634		120	0	(1)
	07/2025	SGD	153		119	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$1,050	AUD	1,630	$23	$0
	07/2025		978	DKK	6,228	5	0
	07/2025		137,843	EUR	118,820	2,121	0
	07/2025		120	IDR	1,946,551	0	0
	07/2025		847	TWD	25,176	20	0
	08/2025	DKK	6,212		$978	0	(5)
	08/2025	EUR	118,559		137,843	0	(2,119)
	08/2025		$4,747	INR	408,735	12	0
	09/2025	PEN	21,031		$5,747	0	(177)

FAR	07/2025	AUD	13,121		8,466	0	(170)
	07/2025	BRL	191,593		33,511	0	(1,753)
	07/2025	CHF	5,453		6,622	0	(251)
	07/2025	CNH	7,259		1,010	0	(5)
	07/2025	JPY	4,824,974		33,633	128	0
	07/2025	SGD	387		301	0	(4)
	07/2025		$35,109	BRL	191,593	155	0
	07/2025		7,017	CHF	5,617	63	0
	07/2025		1,330	DKK	8,464	6	0
	07/2025		18,930	JPY	2,755,494	204	0
	07/2025		2,234	PLN	8,238	51	0
	07/2025		935	SGD	1,192	3	0
	08/2025	CHF	5,594		$7,017	0	(63)
	08/2025	CNH	27,880		3,896	0	(13)
	08/2025	DKK	8,444		1,330	0	(6)
	08/2025	JPY	2,745,360		18,930	0	(205)
	08/2025	SGD	1,373		1,079	0	(3)
	08/2025		$1,143	INR	98,829	8	0
	09/2025		12,655	MXN	246,415	371	0
	09/2025		0	PEN	1	0	0

GLM	07/2025	BRL	176,517		$32,011	0	(478)
	07/2025	IDR	1,259,722		77	0	0
	07/2025	TWD	35,042		1,077	0	(129)
	07/2025		$32,346	BRL	176,517	143	0
	07/2025		323	IDR	5,270,292	2	0
	07/2025		363	SGD	463	1	0
	07/2025		1,081	ZAR	19,554	21	0
	07/2025	ZAR	1,066		$59	0	(1)
	08/2025	SGD	462		363	0	(1)
	09/2025		$32,011	BRL	179,246	476	0
	10/2025	BRL	88,600		$14,587	0	(1,349)

IND	07/2025		$892	SEK	8,436	0	0
	08/2025	SEK	8,418		$892	0	0

JPM	07/2025	BRL	361,966		66,329	0	(293)
	07/2025	CHF	172		210	0	(7)
	07/2025	CNH	13,754		1,906	0	(18)
	07/2025	DKK	6,412		971	0	(41)
	07/2025	NZD	3,949		2,355	0	(52)
	07/2025	SGD	10,265		7,991	0	(82)
	07/2025	TWD	173,541		5,335	0	(640)
	07/2025		$61,814	BRL	361,966	4,808	0
	07/2025		2,094	KRW	2,852,220	16	0
	07/2025		6,082	PLN	22,601	187	0
	07/2025		762	SGD	975	5	0
	07/2025		565	TWD	16,772	13	0
	07/2025	ZAR	108,819		$6,089	0	(48)
	08/2025	CNH	41,320		5,763	0	(31)
	08/2025	SGD	973		762	0	(5)
	08/2025	TWD	178,443		5,472	0	(732)
	08/2025		$3,000	CNH	21,444	7	0
	08/2025		1,138	EUR	968	5	0
	08/2025		770	INR	66,793	7	0
	08/2025		1,400	TWD	41,286	35	0

MBC	07/2025	CAD	72,888		$53,069	0	(457)
	07/2025	CNH	6,594		915	0	(7)
	07/2025	JPY	220,381		1,534	4	0
	07/2025	SGD	24,659		19,222	0	(172)
	07/2025	THB	47,749		1,443	0	(28)
	07/2025	TWD	102,540		3,146	0	(384)
	07/2025		$69,450	CAD	95,466	655	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$2,153	EUR	1,861	$39	$0
	07/2025		340	IDR	5,522,874	1	0
	07/2025		1,479	PLN	5,537	57	0
	07/2025		20,094	SGD	25,986	343	0
	07/2025		720	THB	23,666	9	0
	07/2025		2,014	TWD	63,746	181	0
	08/2025	CAD	95,307		$69,450	0	(657)
	08/2025	CNH	19,641		2,732	0	(23)
	08/2025	JPY	3,095		22	0	0
	08/2025	SGD	25,926		20,094	0	(347)
	08/2025	TWD	141,905		4,372	0	(561)
	08/2025		$2,792	CNH	19,982	10	0

MYI	07/2025	CAD	7,834		$5,750	1	(3)
	07/2025	JPY	108,995		754	0	(2)
	07/2025		$6,357	JPY	926,613	77	0
	07/2025		401	NOK	4,042	0	0
	07/2025		12	PLN	43	0	0
	08/2025	CNH	28,417		$3,969	0	(16)
	08/2025	JPY	923,206		6,357	0	(77)
	08/2025	NOK	4,041		401	0	0
	10/2025	BRL	13,900		2,286	0	(214)

NGF	07/2025		$3,870	IDR	63,078,832	20	0
	08/2025		1,195	TRY	49,902	14	0

RYL	08/2025		2,643	CNH	18,904	7	0

SCX	07/2025	IDR	21,774,942		$1,334	0	(7)
	07/2025	ILS	80		23	0	(1)
	07/2025		$1,533	GBP	1,127	14	0
	07/2025		1,504	IDR	24,510,464	7	0
	07/2025		71	JPY	10,323	0	0
	07/2025		4,013	SGD	5,176	58	0
	07/2025		440	THB	14,502	7	0
	07/2025		16,464	TWD	484,549	219	0
	08/2025	CNH	48,959		$6,854	0	(12)
	08/2025	JPY	10,285		71	0	0
	08/2025	SGD	5,164		4,013	0	(59)
	08/2025	TWD	57,785		1,771	0	(238)
	08/2025		$1,779	CNH	12,969	40	0
	08/2025		1,982	INR	170,184	0	(1)

SOG	07/2025	EUR	273		$315	0	(8)
	07/2025		$10,595	JPY	1,529,349	25	0
	07/2025		42	NOK	421	0	0
	08/2025	JPY	1,523,737		$10,595	0	(26)
	08/2025	NOK	421		42	0	0
	08/2025		$5	INR	399	0	0

SSB	07/2025	CAD	15		$11	0	0
	07/2025	GBP	94,802		128,364	0	(1,766)
	08/2025		$11	CAD	15	0	0

UAG	07/2025	IDR	21,678,024		$1,336	0	(1)
	07/2025	ILS	795		222	0	(14)
	07/2025	JPY	71,117		491	0	(3)
	07/2025	KRW	1,959,701		1,445	0	(4)
	07/2025	NOK	2,905		286	0	(2)
	07/2025	THB	7,604		229	0	(5)
	07/2025		$1,336	IDR	21,672,373	0	(1)
	07/2025		1,445	KRW	1,958,753	4	0
	08/2025		3,280	CNH	23,566	25	0
	09/2025	MXN	294		$15	0	0
	12/2025		$2,137	MXN	41,355	27	0

Total Forward Foreign Currency Contracts						$13,373	$(25,592)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD			$1.110	11/26/2025	4,283	$18	$12

BRC	Call - OTC USD versus SEK	SE	K	10.200	11/26/2025	9,136	57	48

GLM	Put - OTC EUR versus USD			$1.100	12/17/2025	1,042	119	77

MBC	Put - OTC EUR versus USD			1.098	12/23/2025	1,212	141	85

MYI	Put - OTC EUR versus USD			1.110	11/24/2025	24,426	114	69

							$449	$291

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	126,200	$126	$3

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	249,700	212	35

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	203,100	254	119

JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	17,400	15	14
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	59,800	60	59

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	222,500	211	18
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	122,500	150	71

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/05/2025	155,600	213	78

							$1,241	$397

Total Purchased Options							$1,690	$688

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	7,300	$ (10)	$ (1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	14,500	(17)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	6,900	(7)	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	7,500	(9)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	6,700	(8)	0

						$ (51)	$ (3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	3,200	$ (10)	$(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	3,200	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519	07/14/2025	15,000	(126)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	3,500	(11)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	3,500	(11)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	3,200	(10)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	3,200	(10)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	3,200	(10)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	3,200	(10)	(6)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	29,700	(212)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	3,300	(12)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	3,300	(11)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	3,100	(10)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	3,100	(9)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	1,400	(4)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	1,400	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	2,000	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	2,000	(6)	(3)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	4,100	(15)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	4,100	(15)	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790%	07/09/2025	4,000	$(13)	$(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	4,000	(13)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	24,200	(254)	(238)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	1,700	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	3,400	(10)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	1,700	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	3,400	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	4,200	(13)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	4,200	(13)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	3,300	(10)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	3,300	(10)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	1,700	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	1,700	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	3,100	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	3,100	(10)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	3,000	(9)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	3,000	(9)	(7)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	3,300	(11)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	3,300	(11)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	2,000	(15)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	7,000	(60)	(97)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	3,600	(13)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	3,600	(13)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	3,200	(12)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	3,200	(12)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	3,200	(12)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	3,200	(12)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	4,600	(14)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	4,600	(14)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	3,100	(9)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	3,100	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	26,500	(212)	(51)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	14,600	(150)	(149)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	4,200	(14)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	4,200	(14)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.628	08/05/2025	18,500	(212)	(134)

							$(1,739)	$(1,247)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$ 92.469	07/07/2025	2,900	$(16)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	2,900	(13)	(1)

					$(29)	$(1)

Total Written Options					$(1,819)	$(1,251)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.750%		$14,400	$(708)	$764	$56	$0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163		2,500	(120)	113	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337		500	(45)	41	0	(4)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050		4,900	(225)	223	0	(2)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050		3,000	(148)	147	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163		700	(25)	23	0	(2)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750		3,500	(169)	183	14	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	3,441	0	19	19	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	1,682	0	10	10	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750		5,200	(236)	256	20	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163		3,600	(135)	125	0	(10)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.337%	$1,600	$(143)	$131	$0	$(12)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	2,500	(21)	10	0	(11)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	500	(19)	18	0	(1)

MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	17,500	(837)	905	68	0

							$(2,831)	$2,968	$187	$(50)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR 14,372	$2,776	$344	$3,120	$0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	11,715	2,342	201	2,543	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	17,030	3,491	205	3,696	0

						$8,609	$750	$9,359	$0

Total Swap Agreements						$5,778	$3,718	$9,546	$(50)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$138	$0	$0	$138	$(181)	$0	$0	$(181)	$(43)	$0	$(43)
BOA	24	3	56	83	(5,082)	(112)	0	(5,194)	(5,111)	4,521	(590)
BPS	258	12	3,120	3,390	(1,402)	0	(11)	(1,413)	1,977	(1,809)	168
BRC	1,851	48	0	1,899	(1,597)	0	(2)	(1,599)	300	(280)	20
BSH	108	0	0	108	(608)	0	0	(608)	(500)	262	(238)
CBK	254	35	14	303	(2,898)	(101)	(3)	(3,002)	(2,699)	2,905	206
DUB	2,181	0	49	2,230	(2,348)	0	0	(2,348)	(118)	208	90
FAR	989	119	0	1,108	(2,473)	(308)	0	(2,781)	(1,673)	1,392	(281)
GLM	643	77	0	720	(1,958)	(125)	0	(2,083)	(1,363)	1,269	(94)
GST	0	0	2,543	2,543	0	(2)	(33)	(35)	2,508	(2,520)	(12)
JPM	5,083	73	3,696	8,852	(1,949)	(154)	(1)	(2,104)	6,748	(6,121)	627
MBC	1,299	85	0	1,384	(2,636)	0	0	(2,636)	(1,252)	943	(309)
MYC	0	89	68	157	0	(288)	0	(288)	(131)	(30)	(161)
MYI	78	69	0	147	(312)	0	0	(312)	(165)	(60)	(225)
NGF	34	78	0	112	0	(159)	0	(159)	(47)	0	(47)
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
RYL	7	0	0	7	0	0	0	0	7	0	7
SAL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	345	0	0	345	(318)	0	0	(318)	27	0	27
SOG	25	0	0	25	(34)	0	0	(34)	(9)	0	(9)
SSB	0	0	0	0	(1,766)	0	0	(1,766)	(1,766)	1,870	104
UAG	56	0	0	56	(30)	0	0	(30)	26	0	26

Total Over the Counter	$13,373	$688	$9,546	$23,607	$(25,592)	$(1,251)	$(50)	$(26,893)

(m)

Securities with an aggregate market value of $13,370 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2025	(Unaudited)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,319	$2,319
Swap Agreements	0	19	0	0	486	505

	$0	$19	$0	$0	$2,805	$2,824

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,373	$0	$13,373
Purchased Options	0	0	0	291	397	688
Swap Agreements	0	9,546	0	0	0	9,546

	$0	$9,546	$0	$13,664	$397	$23,607

	$0	$9,565	$0	$13,664	$3,202	$26,431

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$246	$246
Futures	0	0	0	0	532	532
Swap Agreements	0	0	0	0	3,020	3,020

	$0	$0	$0	$0	$3,798	$3,798

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,592	$0	$25,592
Written Options	0	3	0	0	1,248	1,251
Swap Agreements	0	50	0	0	0	50

	$0	$53	$0	$25,592	$1,248	$26,893

	$0	$53	$0	$25,592	$5,046	$30,691

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$955	$955
Futures	0	0	0	0	8,071	8,071
Swap Agreements	0	859	0	0	6,295	7,154

	$0	$859	$0	$0	$15,321	$16,180

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,759)	$0	$(15,759)
Purchased Options	0	0	0	137	(1,256)	(1,119)
Written Options	0	98	0	0	3,561	3,659
Swap Agreements	0	1,260	0	0	0	1,260

	$0	$1,358	$0	$(15,622)	$2,305	$(11,959)

	$0	$2,217	$0	$(15,622)	$17,626	$4,221

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)	June 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	17,972	17,972
Swap Agreements	0	(374)	0	0	(7,179)	(7,553)

	$0	$(374)	$0	$0	$10,863	$10,489

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22,064)	$0	$(22,064)
Purchased Options	0	0	0	(354)	(329)	(683)
Written Options	0	48	0	0	392	440
Swap Agreements	0	813	0	0	0	813

	$0	$861	$0	$(22,418)	$63	$(21,494)

	$0	$487	$0	$(22,418)	$10,926	$(11,005)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,069	$26,262	$27,331
Corporate Bonds & Notes
Banking & Finance	0	941,412	1,976	943,388
Industrials	3,600	498,291	2,442	504,333
Utilities	0	240,685	0	240,685
Municipal Bonds & Notes
Illinois	0	6,407	0	6,407
Louisiana	0	7,061	0	7,061
Texas	0	8,440	0	8,440
West Virginia	0	6,321	0	6,321
U.S. Government Agencies	0	2,129,920	0	2,129,920
U.S. Treasury Obligations	0	771,773	0	771,773
Non-Agency Mortgage-Backed Securities	0	418,476	0	418,476
Asset-Backed Securities
Automobile Sequential	0	19,380	0	19,380
CMBS Other	0	96,511	0	96,511
Home Equity Other	0	169,677	0	169,677
Home Equity Sequential	0	2,564	0	2,564
Whole Loan Collateral	0	7,344	0	7,344
Other ABS	0	110,357	0	110,357
Sovereign Issues	0	353,018	0	353,018
Common Stocks
Industrials	0	0	3,907	3,907
Preferred Securities
Banking & Finance	0	10,464	0	10,464
Short-Term Instruments
Repurchase Agreements	0	24,100	0	24,100
Nigeria Treasury Bills	0	3,847	0	3,847
U.S. Treasury Bills	0	2,282	0	2,282

	$3,600	$5,829,399	$34,587	$5,867,586

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176,770	$0	$0	$176,770

Total Investments	$180,370	$5,829,399	$34,587	$6,044,356

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,802)	$0	$(88,802)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	174	2,646	0	2,820
Over the counter	0	23,578	29	23,607

	$174	$26,224	$29	$26,427

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(88)	(3,709)	0	(3,797)
Over the counter	0	(26,893)	0	(26,893)

	$(88)	$(30,602)	$0	$(30,690)

Total Financial Derivative Instruments	$86	$(4,378)	$29	$(4,263)

Totals	$180,456	$5,736,219	$34,616	$5,951,291

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Total Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the

Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Notes to Financial Statements	(Cont.)

of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

32	PIMCO VARIABLE INSURANCE TRUST

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(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$160,904	$3,985	$0	$0	$34	$164,923	$4,005	$0

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Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$32,102	$326,552	$(346,800)	$(4)	$(3)	$11,847	$959	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

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Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation

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Notes to Financial Statements	(Cont.)

(collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program.

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A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency

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Notes to Financial Statements	(Cont.)

transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A

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liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Notes to Financial Statements	(Cont.)

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

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Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable

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Notes to Financial Statements	(Cont.)

U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

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Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master

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Notes to Financial Statements	(Cont.)

Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1

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under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amount waived and/or reimbursed was $42,865.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$20	$20

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment

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Notes to Financial Statements	(Cont.)

manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$14,730,674	$14,791,872	$365,396	$230,577

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Total Return Portfolio
	Six Months Ended 06/30/2025 (Unaudited)		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,006	$36,479	12,639	$116,795

Administrative Class	18,658	170,231	40,147	365,894

Advisor Class	7,450	68,343	18,432	167,844
Issued as reinvestment of distributions

Institutional Class	740	6,807	1,362	12,410

Administrative Class	4,788	44,041	10,118	92,245

Advisor Class	4,122	37,914	8,449	77,038
Cost of shares redeemed

Institutional Class	(2,771)	(25,371)	(16,059)	(144,732)

Administrative Class	(32,643)	(298,014)	(63,143)	(576,108)

Advisor Class	(18,471)	(169,178)	(24,288)	(222,104)

Net increase (decrease) resulting from Portfolio share transactions	(14,121)	$(128,748)	(12,343)	$(110,718)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 28% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 10% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2025	(Unaudited)

tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2024, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$371,939	$152,713

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$6,299,530	$142,759	$(442,517)	$(299,758)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

50	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0315	$0.0000	$0.0000	$0.0315

February 2025	$0.0295	$0.0000	$0.0000	$0.0295

March 2025	$0.0324	$0.0000	$0.0000	$0.0324

April 2025	$0.0330	$0.0000	$0.0000	$0.0330

May 2025	$0.0348	$0.0000	$0.0000	$0.0348

June 2025	$0.0304	$0.0000	$0.0000	$0.0304

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0303	$0.0000	$0.0000	$0.0303

February 2025	$0.0285	$0.0000	$0.0000	$0.0285

March 2025	$0.0313	$0.0000	$0.0000	$0.0313

April 2025	$0.0319	$0.0000	$0.0000	$0.0319

May 2025	$0.0336	$0.0000	$0.0000	$0.0336

June 2025	$0.0293	$0.0000	$0.0000	$0.0293

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0296	$0.0000	$0.0000	$0.0296

February 2025	$0.0278	$0.0000	$0.0000	$0.0278

March 2025	$0.0305	$0.0000	$0.0000	$0.0305

April 2025	$0.0311	$0.0000	$0.0000	$0.0311

May 2025	$0.0328	$0.0000	$0.0000	$0.0328

June 2025	$0.0286	$0.0000	$0.0000	$0.0286

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITTOTRETFSTMSAR_063025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 26, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 26, 2025